UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip Code)

Sheppard N. Burnett, Chief Executive Officer,

40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/29/16

Date of reporting period: 08/31/15

Item 1. Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period ended August 31, 2015 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2015

Asset Allocation Bond Fund

Benchmark-Free Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Emerging Country Debt Fund

Global Bond Fund

International Bond Fund

U.S. Treasury Fund

World Opportunity Overlay Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q maybe reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or private placement memorandum, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus or private placement memorandum regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	58.7%
Short-Term Investments	25.8
Options Purchased	13.3
Mutual Funds	3.1
Forward Currency Contracts	2.5
Futures Contracts	0.4
Swap Contracts	0.0 ^
Written Options	(6.2)
Other	2.4

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

1

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($) / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 58.7%

		Corporate Debt — 3.3%
	27,900,000	Apple, Inc., 3.45%, due 02/09/45	23,522,434
EUR	45,177,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	42,338,261
	6,774,000	Exxon Mobil Corp., 3.57%, due 03/06/45	6,305,689
	11,517,000	Microsoft Corp., 4.00%, due 02/12/55	10,356,662

		Total Corporate Debt	82,523,046

		Foreign Government Obligations — 0.5%
EUR	13,200,000	United Mexican States, 4.00%, due 03/15/2115	12,666,443

		U.S. Government — 54.9%
	436,519,800	U.S. Treasury Bond, 3.13%, due 11/15/41	452,593,769
	103,860,463	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (a)	99,637,081
	25,854,088	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/23 (a)	25,001,032
	191,822,842	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	184,789,274
	133,724,663	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (a)	131,024,094
	137,749,284	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (a)	137,874,773
	32,140,594	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	35,755,158
	18,321,680	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	20,702,308
	31,118,423	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (a)	36,650,843
	46,433,011	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	53,787,303
	110,973,629	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	133,994,886
	12,047,118	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	16,714,906
	121,870,800	U.S. Treasury Strip Principal, due 11/15/41	54,871,962

		Total U.S. Government	1,383,397,389

		TOTAL DEBT OBLIGATIONS (COST $1,586,094,772)	1,478,586,878

		MUTUAL FUNDS — 3.1%

		United States — 3.1%
		Affiliated Issuers — 3.1%
	3,133,576	GMO U.S. Treasury Fund	78,339,401

		TOTAL MUTUAL FUNDS (COST $78,339,401)	78,339,401

Principal Amount		Description	Value ($)
		OPTIONS PURCHASED — 13.3%

		Currency Options — 1.6%
EUR	42,500,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	1,980,052
EUR	42,500,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	37,581
EUR	206,624,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	1,308,636
EUR	4,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-JPM)	1,380
EUR	11,965,200	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	4,128,728
EUR	8,337,600	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	2,876,983
EUR	3,573,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	1,232,904
USD	108,732,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	1,761,567
EUR	241,831,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	835,822
EUR	562,564,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	5,954,879
EUR	201,363,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	3,490,624
EUR	402,727,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	1,775,595
USD	53,706,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	2,457,694
USD	53,578,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	2,307,872
USD	53,706,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	1,096,945
USD	53,578,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	1,184,395
EUR	11,940,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	4,120,032
EUR	11,949,600	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	4,156,868

		Total Currency Options	40,708,557

2	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 8.6%
USD	90,073,000	09/21/2015	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.40%	JPM	146,549
USD	90,073,000	09/21/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.40%	JPM	6,271,152
USD	44,728,000	09/23/2015	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.39%	JPM	73,264
USD	44,728,000	09/23/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.39%	JPM	3,288,447
EUR	159,772,000	11/20/2015	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.28%	MSCI	18,469,916
EUR	68,363,000	11/24/2015	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.31%	MSCI	950,788
EUR	68,363,000	11/24/2015	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.31%	MSCI	7,613,900
EUR	396,634,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	35,280,845
GBP	37,382,000	03/11/2016	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.34%	MSCI	3,764,885
GBP	37,382,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.34%	MSCI	2,517,648
USD	218,726,500	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	2,898,345
USD	218,726,500	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	7,733,075
GBP	92,879,000	02/09/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.61%	MSCI	3,247,240
GBP	178,503,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	GS	4,581,193
GBP	69,527,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	2,306,834
GBP	37,382,000	03/13/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.39%	MSCI	5,702,482
GBP	37,382,000	03/13/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.39%	MSCI	4,504,979
GBP	158,282,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	3,599,051
GBP	85,448,000	04/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.58%	GS	3,250,726
GBP	74,034,000	05/12/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	MSCI	3,322,043
EUR	186,688,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	12,215,272
GBP	176,159,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	4,076,366
GBP	111,514,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.68%	MSCI	3,902,865
GBP	74,343,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	3.00%	MSCI	2,568,725

See accompanying notes to the financial statements.	3

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — continued
EUR	186,688,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	12,747,801
EUR	186,688,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	13,214,968
EUR	757,576,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	35,602,789
EUR	203,649,000	03/12/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.83%	MSCI	11,961,447

				Total Options on Interest Rate Swaps				215,813,595

Number of Contracts	Description	Value ($)
	Quanto Options — 3.1%
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 10/04/19, Strike 3,000 (b)	1,768,622
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 12/27/19, Strike 3,000 (b)	1,804,534
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 05/15/20, Strike 3,000 (b)	1,785,463
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 02/07/20, Strike 3,000 (b)	1,821,689
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 04/24/20, Strike 3,000 (b)	1,855,842
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 08/16/19, Strike 3,000 (b)	1,741,936
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 12/13/19, Strike 3,000 (b)	1,796,986
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 03/27/20, Strike 3,000 (b)	1,849,616
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 11/15/19, Strike 3,000 (b)	1,785,668
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 05/08/20, Strike 3,000 (b)	1,804,225
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 10/25/19, Strike 3,000 (b)	1,778,740
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 09/20/19, Strike 3,000 (b)	1,764,265
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 11/08/19, Strike 3,000 (b)	1,782,505
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 02/14/20, Strike 3,000 (b)	1,825,362
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 01/03/20, Strike 3,000 (b)	1,808,484
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 04/03/20, Strike 3,000 (b)	1,853,884
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 10/11/19, Strike 3,000 (b)	1,769,818
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 04/17/20, Strike 3,000 (b)	1,853,408
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 08/02/19, Strike 3,000 (b)	1,740,334

Number of Contracts	Description	Value ($)
	Quanto Options — continued
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 10/18/19, Strike 3,000 (b)	1,774,248
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 11/29/19, Strike 3,000 (b)	1,790,385
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 11/22/19, Strike 3,000 (b)	1,790,472
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 01/24/20, Strike 3,000 (b)	1,814,430
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 09/27/19, Strike 3,000 (b)	1,763,961
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 11/01/19, Strike 3,000 (b)	1,782,779
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 02/21/20, Strike 3,000 (b)	1,830,471
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 02/28/20, Strike 3,000 (b)	1,835,320
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 12/20/19, Strike 3,000 (b)	1,802,304
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 01/17/20, Strike 3,000 (b)	1,816,479
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 08/30/19, Strike 3,000 (b)	1,750,870
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 12/06/19, Strike 3,000 (b)	1,792,790
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 08/23/19, Strike 3,000 (b)	1,746,573
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 07/26/19, Strike 3,000 (b)	1,736,364
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 01/31/20, Strike 3,000 (b)	1,818,690
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 09/13/19, Strike 3,000 (b)	1,759,924
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 09/06/19, Strike 3,000 (b)	1,755,466
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 03/06/20, Strike 3,000 (b)	1,839,269
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 03/20/20, Strike 3,000 (b)	1,848,193

4	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Number of Contracts / Shares / Par Value ($)	Description	Value ($)
	Quanto Options — continued
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 08/09/19, Strike 3,000 (b)	1,739,336
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 04/09/20, Strike 3,000 (b)	1,850,032
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 01/10/20, Strike 3,000 (b)	1,811,645
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 04/30/20, Strike 3,000 (b)	1,838,456
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 03/13/20, Strike 3,000 (b)	1,843,411
4,050	Euro STOXX 50, (OTC) (CP-GS), Expires 07/19/19, Strike 3,000 (b)	1,732,286

	Total Quanto Options	79,055,535

	TOTAL OPTIONS PURCHASED (COST $356,761,364)	335,577,687

	SHORT-TERM INVESTMENTS — 25.8%

	Money Market Funds — 0.9%
22,577,524	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (c)	22,577,524

	U.S. Government — 24.9%
121,000,000	U.S. Treasury Bill, 0.13%, due 01/07/16 (d) (e)	120,943,251
85,000,000	U.S. Treasury Bill, 0.16%, due 01/14/16 (d)	84,950,530
98,000,000	U.S. Treasury Note, 0.25%, due 11/30/15	98,012,740
90,000,000	U.S. Treasury Note, 0.25%, due 12/15/15	90,014,040
121,000,000	U.S. Treasury Note, 0.25%, due 12/31/15	121,000,000
70,000,000	U.S. Treasury Note, 0.38%, due 01/31/16	70,035,560
43,000,000	U.S. Treasury Note, 2.13%, due 12/31/15	43,262,601

	Total U.S. Government	628,218,722

	TOTAL SHORT-TERM INVESTMENTS (COST $650,969,587)	650,796,246

	TOTAL INVESTMENTS — 100.9% (Cost $2,672,165,124)	2,543,300,212
	Other Assets and Liabilities (net) — (0.9%)	(22,773,232)

	TOTAL NET ASSETS — 100.0%	$2,520,526,980

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	211,106,971	USD	61,897,312	$7,411,002
02/17/2016	GS	CHF	549,180,591	USD	597,374,465	25,578,006
03/03/2016	GS	CHF	50,354,800	USD	51,466,476	(995,440)
10/23/2015	JPM	EUR	1,213,884,000	USD	1,309,031,218	(54,192,857)
10/26/2015	JPM	EUR	318,144,000	USD	351,905,163	(5,396,579)
10/30/2015	JPM	EUR	166,301,000	USD	190,710,661	3,928,796
11/02/2015	JPM	EUR	153,113,000	USD	174,346,711	2,368,570
11/16/2015	JPM	EUR	923,529,000	USD	1,065,475,407	27,899,350
02/08/2016	GS	EUR	133,616,000	USD	144,537,419	(5,826,244)
02/09/2016	DB	EUR	57,966,000	USD	62,748,195	(2,484,671)
02/17/2016	GS	EUR	56,582,000	USD	61,227,382	(2,458,188)
03/14/2016	GS	EUR	213,373,000	USD	227,893,033	(12,403,829)
03/14/2016	JPM	EUR	184,038,000	USD	199,749,324	(7,510,985)
03/16/2016	JPM	EUR	181,226,000	USD	193,911,648	(10,191,552)
03/27/2017	DB	EUR	7,635,000	USD	8,375,595	(334,757)
11/07/2017	GS	EUR	238,995,000	USD	262,404,560	(12,961,269)
12/22/2017	JPM	EUR	62,184,000	USD	68,688,446	(3,125,994)
09/28/2015	GS	GBP	75,073,015	USD	115,763,802	581,286
09/28/2015	JPM	GBP	2,741,323	USD	4,250,638	44,699
11/18/2015	GS	GBP	247,935,000	USD	362,604,938	(17,691,689)
12/18/2015	GS	GBP	162,778,000	USD	241,258,080	(8,385,994)
09/28/2015	DB	USD	19,670,532	GBP	12,658,000	(249,702)
09/28/2015	GS	USD	63,537,151	GBP	40,538,000	(1,340,784)
09/28/2015	JPM	USD	36,381,618	GBP	23,400,000	(479,625)
10/23/2015	JPM	USD	1,355,262,567	EUR	1,238,139,000	35,200,520
10/26/2015	BOA	USD	112,158,488	EUR	100,049,051	204,782
10/26/2015	DB	USD	111,864,114	EUR	100,064,060	516,012
10/26/2015	GS	USD	111,792,551	EUR	100,059,056	581,955
10/26/2015	JPM	USD	406,729,858	EUR	359,089,000	(3,443,531)
10/26/2015	MSCI	USD	112,118,777	EUR	100,064,060	261,349
10/30/2015	JPM	USD	184,931,601	EUR	166,301,000	1,850,264
11/02/2015	JPM	USD	174,030,379	EUR	153,113,000	(2,052,238)
11/16/2015	DB	USD	92,288,313	EUR	84,005,000	2,090,506
11/16/2015	JPM	USD	992,920,657	EUR	925,246,000	46,584,434
11/18/2015	GS	USD	367,116,381	GBP	247,935,000	13,180,245
12/18/2015	GS	USD	240,705,002	GBP	162,778,000	8,939,072
02/08/2016	GS	USD	142,234,232	EUR	133,616,000	8,129,430
02/09/2016	DB	USD	4,751,636	EUR	4,396,000	195,465
02/17/2016	GS	USD	523,143,865	CHF	489,911,060	(13,057,721)
03/14/2016	GS	USD	227,615,648	EUR	213,373,000	12,681,214
03/14/2016	JPM	USD	195,301,126	EUR	184,038,000	11,959,183
03/16/2016	JPM	USD	194,392,069	EUR	181,226,000	9,711,131
03/24/2016	JPM	USD	61,831,182	BRL	211,106,971	(7,344,872)
03/24/2016	JPM	USD	10,747,444	EUR	9,788,200	278,477
03/29/2016	GS	USD	6,648,728	EUR	6,067,000	186,259
03/29/2016	JPM	USD	6,475,624	EUR	5,870,600	138,102
11/07/2017	GS	USD	263,778,782	EUR	238,995,000	11,587,048
12/22/2017	JPM	USD	69,205,942	EUR	62,184,000	2,608,499

						$62,767,135

See accompanying notes to the financial statements.	5

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
3,475	Euro STOXX 50	September 2015	$127,026,793	$10,980,372

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
Put EUR	42,500,000	09/17/2015	EUR Put/USD Call, Strike 1.08, (OTC) (CP-GS)	$905,508	$(65,147)
Call EUR	42,500,000	09/17/2015	EUR Call/USD Put, Strike 1.08, (OTC) (CP-GS)	905,508	(2,007,617)
Call EUR	11,965,200	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	4,071,818	(2,383,249)
Call EUR	4,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-JPM)	1,369	(797)
Call EUR	8,337,600	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	1,207,118	(2,385,791)
Call EUR	3,573,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	499,991	(992,337)
Call EUR	241,831,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	3,672,399	(6,503,401)
Call EUR	402,727,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	5,808,694	(9,322,213)
Call EUR	11,940,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	1,920,631	(3,785,070)
Call EUR	11,949,600	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	2,438,768	(4,559,145)

				$21,431,804	$(32,004,767)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Market Value
EUR	159,772,000	11/20/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.81%	MSCI	$2,280,838	$(6,492,565)
EUR	152,083,125	12/14/2015	Call-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Receive	0.69%	MSCI	3,149,341	(250,529)
EUR	152,083,125	12/14/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.69%	MSCI	3,149,341	(8,318,488)
GBP	37,382,000	03/11/2016	Put-OTC 11-Year Interest Rate Swap	6 Month GBP LIBOR	Pay	2.12%	MSCI	1,697,289	(1,309,877)
GBP	37,382,000	03/11/2016	Call-OTC 11-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	2.12%	MSCI	1,697,289	(1,285,670)
EUR	247,417,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	7,308,893	(2,373,259)
EUR	248,033,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	6,618,848	(2,952,529)
EUR	250,613,000	09/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.95%	GS	4,440,092	(3,292,870)
EUR	246,230,000	12/16/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	6,418,083	(3,857,524)

6	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Market Value
GBP	174,688,000	01/27/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.53%	GS	$7,730,388	$(4,608,734)
GBP	92,879,000	02/09/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.61%	MSCI	3,886,559	(2,775,347)
GBP	69,527,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.95%	MSCI	3,800,982	(3,847,639)
GBP	178,503,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.81%	GS	9,608,265	(6,810,570)
GBP	37,382,000	03/13/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	2.25%	MSCI	2,395,187	(2,127,410)
GBP	37,382,000	03/13/2017	Put-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Pay	2.25%	MSCI	2,395,187	(2,312,232)
GBP	158,282,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.89%	GS	8,395,545	(6,827,948)
GBP	85,448,000	04/10/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.58%	GS	4,398,419	(2,626,071)
GBP	74,034,000	05/12/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.81%	MSCI	4,527,613	(3,723,296)
EUR	93,344,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	3,023,363	(2,355,110)
GBP	176,159,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.91%	GS	9,806,792	(8,140,026)
GBP	74,343,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.50%	MSCI	3,470,807	(2,807,721)
GBP	111,514,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.68%	MSCI	5,495,420	(4,257,080)
EUR	186,688,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	6,958,443	(5,069,289)
EUR	186,688,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	7,320,197	(5,500,842)
EUR	757,576,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	25,234,477	(20,946,818)
EUR	407,298,000	03/12/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.83%	MSCI	15,212,569	(8,802,777)

								$160,420,227	$(123,672,221)

See accompanying notes to the financial statements.	7

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
180,603,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$1,587,066
89,878,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	622,309
91,728,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	509,579
92,725,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	402,393
172,838,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	928,163

						$4,049,510

					Premiums to (Pay) Receive	$—

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
585,463	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -30% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (b)	$(5,657,686)
231,990	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -40% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (b)	(59,284)

				$(5,716,970)

			Premiums to (Pay) Receive	$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
7,363,134,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$21,792
7,363,054,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	21,137
7,363,054,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	20,923
7,363,054,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	20,736
7,363,054,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16,307
7,363,054,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,973
7,363,054,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,167
7,363,054,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,619
7,363,054,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,703
7,363,054,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,654
72,119,587,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(259,018)
75,075,878,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(524,454)
101,070,277,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(743,976)
107,196,730,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(827,474)
12,487,890,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,562

8	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
12,487,890,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$10,692
12,487,890,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,570)
12,487,890,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,722
12,487,890,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,035
7,568,420,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14,195
7,568,420,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	543
7,568,420,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14,713
7,568,420,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14,453
7,568,420,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14,449
11,430,840,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(32,240)
11,430,840,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,962)
11,430,840,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(17,736)
11,430,840,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,239)
11,430,840,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,126)
9,525,700,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,206
9,525,700,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,570
9,525,700,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,941
9,525,700,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	12,990
9,525,700,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,454
9,525,700,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,107
9,525,700,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,343
9,525,700,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,581
9,525,700,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(707)
9,525,700,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	4,796
11,430,840,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(13,300)
11,430,840,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,794)
11,430,840,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,476)
11,430,840,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,824)
11,430,840,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(19,178)
7,568,420,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14,238
7,568,420,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14,065
7,568,420,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	4,902
7,568,420,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	9,085
7,568,420,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	13,148
7,547,000,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,845)
12,487,890,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,330
12,487,890,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,866)
12,487,890,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,908)
12,487,890,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	9,276
7,547,000,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,773)
12,487,890,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	9,011
7,547,000,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,780)
7,547,000,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,175)

See accompanying notes to the financial statements.	9

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
7,547,000,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(17,732)
6,770,429,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,229)
6,770,429,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,218)
6,770,429,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,301)
6,770,429,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,304)
6,770,429,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,167)
6,770,429,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,030)
6,770,429,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,116)
6,770,429,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,263)
6,770,429,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,111)
6,770,429,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,071)
4,016,383,300	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,603)
4,016,383,300	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,603)
4,016,383,300	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,501)
4,016,383,300	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,501)
4,016,383,300	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(46,298)
4,016,383,300	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(46,298)
4,016,383,300	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,557)
4,016,383,300	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,557)
4,016,383,300	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,334)
4,016,383,300	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(41,334)
4,016,383,300	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(46,276)
4,016,383,300	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(46,276)
36,243,756,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(460,001)
4,016,383,300	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40,566)
10,265,425,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(124,643)
4,016,383,300	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40,566)
4,016,383,300	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40,378)
4,016,383,300	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40,378)
4,016,383,300	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40,195)
4,016,383,300	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(40,195)
4,016,383,300	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(44,999)
4,016,383,300	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(44,999)
7,336,598,700	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(118,019)
7,336,598,700	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(112,405)
7,336,598,700	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(112,049)
7,336,598,700	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,698)
7,336,598,700	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(120,478)
7,336,598,700	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(109,618)
7,336,598,700	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(109,632)
7,336,598,700	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(109,652)
7,336,598,700	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(109,132)
7,336,598,700	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(109,130)

10	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
7,523,473,400	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(100,667)
7,523,473,400	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(100,656)
7,523,473,400	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(99,398)
7,523,473,400	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(99,393)
7,523,473,400	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(98,433)
9,412,432,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(167,944)
9,412,432,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(180,064)
9,412,432,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(167,261)
9,412,432,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(167,100)
9,412,432,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,940)
9,412,432,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(179,105)
9,192,457,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216,642)
9,192,457,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216,493)
9,192,457,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216,345)
9,192,457,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(228,412)
9,192,457,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(215,940)
9,192,457,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(215,888)
7,523,473,400	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(203,506)
7,523,473,400	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(213,571)
7,523,473,400	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(203,746)
7,523,473,400	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(203,770)
7,523,473,400	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(204,058)
7,523,473,400	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(209,147)
761,150,500	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(295,372)
7,523,473,400	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(204,089)
889,786,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(946,548)
7,523,473,400	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(204,128)
7,523,473,400	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(214,259)
7,523,473,400	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(204,313)
273,603,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(572,476)
8,265,162,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(192,382)
8,265,162,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(192,428)
8,265,162,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(203,442)
8,265,162,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(192,632)
8,265,162,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(192,924)
8,265,162,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(192,978)
8,265,162,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(204,470)
8,265,162,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(192,988)
8,265,162,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(141,970)
8,265,162,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,319)
8,265,162,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,520)
8,265,162,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,765)
8,265,162,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,978)

See accompanying notes to the financial statements.	11

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
8,265,162,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(143,044)
8,265,162,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(154,341)
7,855,929,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(62,291)
7,855,929,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(62,621)
7,855,929,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(62,828)
7,855,929,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(73,921)
7,855,929,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,566)
7,855,929,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,639)
7,855,929,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(64,875)
7,855,929,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(65,280)
1,070,356,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	2,683,999
649,528,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,549,400
531,239,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,645,268
643,151,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,614,800
321,445,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,549,520
433,630,500	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,344,118
26,174,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	120,474
98,226,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(105,404)
45,177,000	EUR	3/16/2015	3/16/2035	GS	3 Month EURIBOR	3 Month USD LIBOR	180,914
13,200,000	EUR	4/15/2015	4/15/2045	GS	3 Month EURIBOR	3 Month USD LIBOR	(404,637)

							$23,170

					Premiums to (Pay) Receive		$(17,789,280)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
For EURIBOR, Fund pays 3 month EURIBOR adjusted by as spread. Spreads range from (0.18)% to (0.25)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.37)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
151,894,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	$(3,836,195)
151,894,000	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	1,225,975

							$(2,610,220)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

12	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
85,364,000	GBP	3/20/2019	BCI (f)	Receive	1.18%	6 Month GBP LIBOR	$(758,646)
77,282,000	USD	1/22/2020	CSS (f)	(Pay)	1.46%	3 Month USD LIBOR	229,938
1,182,921,000	DKK	2/25/2020	CSS (f)	Receive	0.39%	6 Month DKK LIBOR	(2,150,349)
608,652,000	DKK	2/27/2020	CSS (f)	Receive	0.32%	6 Month DKK LIBOR	(1,363,448)
1,179,943,000	DKK	3/2/2020	CSS (f)	Receive	0.34%	6 Month DKK LIBOR	(2,494,642)
1,170,523,000	DKK	3/2/2020	CSS (f)	Receive	0.33%	6 Month DKK LIBOR	(2,611,768)
485,337,000	DKK	3/6/2020	CSS (f)	Receive	0.36%	6 Month DKK LIBOR	(982,233)
742,150,000	DKK	3/9/2020	CSS (f)	Receive	0.38%	6 Month DKK LIBOR	(1,423,487)
718,964,000	DKK	3/10/2020	CSS (f)	Receive	0.41%	6 Month DKK LIBOR	(1,223,612)
771,718,000	DKK	3/20/2020	CSS (f)	Receive	0.37%	6 Month DKK LIBOR	(1,561,840)
706,861,000	DKK	6/10/2020	CSS (f)	(Pay)	0.77%	6 Month DKK LIBOR	(377,482)
304,183,000	DKK	6/11/2020	CSS (f)	(Pay)	0.80%	6 Month DKK LIBOR	(229,915)
1,014,275,000	DKK	6/12/2020	CSS (f)	(Pay)	0.87%	6 Month DKK LIBOR	(1,232,758)
27,334,000	GBP	6/12/2020	BCI (f)	Receive	1.59%	6 Month GBP LIBOR	93,984
674,000,000	DKK	8/4/2020	JPMF (f)	(Pay)	0.71%	6 Month DKK LIBOR	48,197
343,000,000	DKK	8/7/2020	JPMF (f)	(Pay)	0.73%	6 Month DKK LIBOR	(17,589)
439,629,000	DKK	8/13/2020	JPMF (f)	(Pay)	0.70%	6 Month DKK LIBOR	82,182
807,000,000	DKK	8/17/2020	JPMF (f)	(Pay)	0.72%	6 Month DKK LIBOR	45,499
37,000,000	EUR	12/16/2020	JPMF (f)	Receive	0.55%	6 Month EURIBOR	107,201
105,483,000	EUR	12/16/2020	JPMF (f)	(Pay)	0.53%	6 Month EURIBOR	(187,489)
34,500,000	EUR	12/16/2020	JPMF (f)	(Pay)	0.42%	6 Month EURIBOR	151,178
36,500,000	EUR	12/16/2020	JPMF (f)	(Pay)	0.46%	6 Month EURIBOR	84,321
58,000,000	EUR	12/16/2020	JPMF (f)	(Pay)	0.49%	6 Month EURIBOR	20,321
98,016,000	EUR	12/16/2020	JPMF (f)	(Pay)	0.48%	6 Month EURIBOR	105,690
77,945,000	EUR	12/16/2020	JPMF (f)	(Pay)	0.45%	6 Month EURIBOR	201,889
122,303,000	USD	12/16/2020	JPMF (f)	(Pay)	1.92%	3 Month USD LIBOR	(803,711)
1,398,528,000	MXN	10/11/2024	BCI (f)	Receive	6.18%	TIIE	(526,394)
231,138,000	MXN	10/16/2024	BCI (f)	Receive	6.03%	TIIE	(247,275)
839,317,000	MXN	10/25/2024	BCI (f)	Receive	6.19%	TIIE	(303,770)
54,943,000	GBP	1/21/2025	BCI (f)	(Pay)	1.45%	SONIA Index	2,321,831
179,970,000	USD	5/13/2025	CSS (f)	Receive	2.29%	3 Month USD LIBOR	785,425
12,695,000	USD	6/5/2025	CSS (f)	Receive	2.46%	3 Month USD LIBOR	236,677
26,179,000	USD	6/8/2025	CSS (f)	Receive	2.43%	3 Month USD LIBOR	418,558
25,390,000	USD	6/8/2025	CSS (f)	Receive	2.44%	3 Month USD LIBOR	435,648
25,390,000	USD	6/8/2025	CSS (f)	Receive	2.45%	3 Month USD LIBOR	465,352
26,178,000	USD	6/8/2025	CSS (f)	Receive	2.41%	3 Month USD LIBOR	386,738
18,698,000	USD	6/11/2025	CSS (f)	Receive	2.53%	3 Month USD LIBOR	469,051
37,382,000	GBP	6/24/2025	BCI (f)	Receive	1.99%	6 Month GBP LIBOR	118,716
290,017,000	MXN	7/30/2025	JPMF (f)	(Pay)	6.29%	TIIE	93,422
300,000,000	MXN	8/1/2025	JPMF (f)	(Pay)	6.28%	TIIE	101,367
41,434,000	USD	9/23/2025	CSS (f)	(Pay)	2.48%	3 Month USD LIBOR	(726,025)
78,282,000	USD	9/23/2025	CSS (f)	(Pay)	2.66%	3 Month USD LIBOR	(2,674,910)
38,076,000	USD	9/23/2025	CSS (f)	(Pay)	2.54%	3 Month USD LIBOR	(885,463)
59,448,000	USD	9/23/2025	CSS (f)	(Pay)	2.62%	3 Month USD LIBOR	(1,826,871)

See accompanying notes to the financial statements.	13

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
28,697,000	USD	9/23/2025	CSS (f)	(Pay)	2.39%	3 Month USD LIBOR	$(279,107)
580,000,000	EUR	12/17/2025	JPMF (f)	(Pay)	1.87%	6 Month EURIBOR	(2,452,051)
64,963,000	EUR	12/17/2025	JPMF (f)	(Pay)	1.65%	6 Month EURIBOR	505,972
194,358,000	USD	12/17/2025	JPMF (f)	(Pay)	2.43%	3 Month USD LIBOR	(1,443,410)
174,797,000	EUR	3/30/2030	CSS (f)	(Pay)	0.74%	6 Month EURIBOR	17,527,407
56,357,000	EUR	4/14/2030	JPMF (f)	(Pay)	0.72%	6 Month EURIBOR	5,920,908
125,236,000	GBP	5/20/2030	BCI (f)	Receive	2.69%	6 Month GBP LIBOR	1,482,090
76,639,000	EUR	6/19/2030	CSS (f)	Receive	1.47%	6 Month EURIBOR	747,809
22,169,000	EUR	7/8/2030	CSS (f)	Receive	1.52%	6 Month EURIBOR	371,950
14,594,000	EUR	7/13/2030	CSS (f)	Receive	1.46%	6 Month EURIBOR	120,713
90,412,000	EUR	9/15/2030	CSS (f)	(Pay)	0.78%	6 Month EURIBOR	9,106,140
9,249,000	EUR	12/18/2030	CSS (f)	Receive	1.54%	6 Month EURIBOR	122,600
8,845,088	EUR	12/18/2030	CSS (f)	Receive	1.49%	6 Month EURIBOR	53,178
18,256,000	EUR	12/18/2030	JPMF (f)	Receive	1.52%	6 Month EURIBOR	170,126
13,643,290	EUR	12/18/2030	JPMF (f)	Receive	1.51%	6 Month EURIBOR	114,250
11,354,000	GBP	12/18/2030	JPMF (f)	Receive	2.37%	6 Month GBP LIBOR	458,273
114,889,000	USD	3/17/2031	CSS (f)	(Pay)	2.58%	3 Month USD LIBOR	667,347
16,850,000	USD	3/19/2031	JPMF (f)	Receive	2.69%	3 Month USD LIBOR	140,078
13,607,655	EUR	6/18/2031	JPMF (f)	Receive	1.49%	6 Month EURIBOR	(75,656)
13,784,000	EUR	9/17/2031	JPMF (f)	Receive	1.54%	6 Month EURIBOR	(47,776)
6,110,000	EUR	12/21/2033	JPMF (f)	Receive	1.84%	6 Month EURIBOR	(4,545)
6,110,000	EUR	12/21/2033	JPMF (f)	Receive	1.83%	6 Month EURIBOR	(9,141)
37,556,000	AUD	12/23/2034	BCI (f)	Receive	4.41%	6 Month AUD BBSW	733,628
18,713,000	AUD	12/30/2034	CSS (f)	Receive	4.37%	6 Month AUD BBSW	325,797
18,713,000	AUD	1/7/2035	BCI (f)	Receive	4.11%	6 Month AUD BBSW	100,288
18,880,000	AUD	1/8/2035	CSS (f)	Receive	4.00%	6 Month AUD BBSW	11,528
37,665,000	AUD	1/9/2035	CSS (f)	Receive	3.96%	6 Month AUD BBSW	(46,761)
56,024,000	AUD	1/13/2035	CSS (f)	Receive	3.96%	6 Month AUD BBSW	(89,069)
37,360,000	AUD	1/13/2035	CSS (f)	Receive	3.95%	6 Month AUD BBSW	(68,043)
18,917,000	CHF	1/13/2035	CSS (f)	(Pay)	1.33%	6 Month CHF LIBOR	(406,479)
38,155,000	CHF	1/13/2035	CSS (f)	(Pay)	1.22%	6 Month CHF LIBOR	(400,160)
37,374,000	AUD	1/14/2035	CSS (f)	Receive	3.91%	6 Month AUD BBSW	(145,862)
19,024,000	CHF	1/15/2035	CSS (f)	(Pay)	1.35%	6 Month CHF LIBOR	(444,875)
36,487,000	AUD	1/16/2035	BCI (f)	Receive	3.82%	6 Month AUD BBSW	(294,324)
75,068,000	CHF	1/16/2035	CSS (f)	(Pay)	1.35%	6 Month CHF LIBOR	(1,755,420)
18,417,000	AUD	1/20/2035	BCI (f)	Receive	3.76%	6 Month AUD BBSW	(199,704)
36,831,000	AUD	1/21/2035	BCI (f)	Receive	3.75%	6 Month AUD BBSW	(403,489)
37,172,000	CHF	1/22/2035	CSS (f)	(Pay)	1.25%	6 Month CHF LIBOR	(513,961)
42,618,000	CHF	1/23/2035	CSS (f)	(Pay)	1.23%	6 Month CHF LIBOR	(497,608)
41,099,000	CHF	1/27/2035	CSS (f)	(Pay)	1.22%	6 Month CHF LIBOR	(450,833)
19,162,000	CHF	2/3/2035	CSS (f)	(Pay)	1.25%	6 Month CHF LIBOR	(265,188)
54,482,000	CHF	2/3/2035	CSS (f)	(Pay)	1.22%	6 Month CHF LIBOR	(571,713)
22,438,000	CHF	2/4/2035	CSS (f)	(Pay)	1.12%	6 Month CHF LIBOR	(31,674)
95,876,000	AUD	3/4/2035	BCI (f)	Receive	3.68%	6 Month AUD BBSW	(1,376,087)

14	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
52,846,000	AUD	3/4/2035	BCI (f)	Receive	3.66%	6 Month AUD BBSW	$(802,294)
13,017,000	CHF	3/4/2035	CSS (f)	(Pay)	1.14%	6 Month CHF LIBOR	(47,613)
9,332,000	CHF	3/5/2035	CSS (f)	(Pay)	1.16%	6 Month CHF LIBOR	(48,959)
70,342,000	AUD	3/6/2035	BCI (f)	Receive	3.70%	6 Month AUD BBSW	(938,124)
71,385,000	AUD	3/10/2035	BCI (f)	Receive	3.75%	6 Month AUD BBSW	(787,520)
114,195,000	AUD	3/10/2035	BCI (f)	Receive	3.75%	6 Month AUD BBSW	(1,246,657)
45,177,000	EUR	3/16/2035	CSS (f)	(Pay)	1.05%	6 Month EURIBOR	3,863,721
68,829,000	AUD	3/19/2035	CSS (f)	Receive	3.51%	6 Month AUD BBSW	(1,533,806)
132,604,000	EUR	3/30/2035	CSS (f)	(Pay)	0.82%	6 Month EURIBOR	19,017,827
21,959,000	CHF	4/2/2035	CSS (f)	Receive	0.92%	6 Month CHF LIBOR	(386,970)
42,374,000	EUR	4/14/2035	CSS (f)	(Pay)	0.80%	6 Month EURIBOR	6,241,805
38,823,000	CHF	5/7/2035	CSS (f)	Receive	0.98%	6 Month CHF LIBOR	(477,628)
22,137,000	CHF	5/8/2035	CSS (f)	Receive	1.06%	6 Month CHF LIBOR	(93,609)
11,132,000	CHF	5/8/2035	CSS (f)	Receive	1.07%	6 Month CHF LIBOR	(41,770)
47,606,000	CHF	6/5/2035	CSS (f)	Receive	1.22%	6 Month CHF LIBOR	502,905
39,556,000	CHF	6/11/2035	CSS (f)	Receive	1.40%	6 Month CHF LIBOR	1,109,850
25,022,000	CHF	6/24/2035	CSS (f)	Receive	1.33%	6 Month CHF LIBOR	526,858
23,052,000	CHF	7/15/2035	JPMF (f)	Receive	1.29%	6 Month CHF LIBOR	398,062
33,000,000	CHF	8/4/2035	JPMF (f)	Receive	1.16%	6 Month CHF LIBOR	178,558
132,000,000	AUD	8/12/2035	JPMF (f)	(Pay)	3.99%	6 Month AUD BBSW	(59,192)
132,000,000	AUD	8/13/2035	JPMF (f)	(Pay)	3.99%	6 Month AUD BBSW	(29,042)
54,000,000	AUD	8/17/2035	JPMF (f)	(Pay)	4.07%	6 Month AUD BBSW	(199,648)
54,000,000	AUD	8/21/2035	JPMF (f)	(Pay)	4.00%	6 Month AUD BBSW	(28,548)
54,000,000	AUD	8/24/2035	JPMF (f)	(Pay)	3.88%	6 Month AUD BBSW	264,556
73,027,000	USD	12/19/2035	JPMF (f)	(Pay)	2.72%	3 Month USD LIBOR	(513,467)
81,459,000	EUR	3/14/2036	CSS (f)	(Pay)	0.87%	6 Month EURIBOR	11,895,377
74,473,000	USD	11/15/2041	BCI (f)	(Pay)	2.32%	3 Month USD LIBOR	5,553,770
254,691,000	USD	11/15/2041	CSS (f)	(Pay)	2.33%	3 Month USD LIBOR	18,104,551
121,106,000	USD	11/15/2041	CSS (f)	(Pay)	2.51%	3 Month USD LIBOR	4,454,173
108,123,000	USD	11/15/2041	CSS (f)	(Pay)	2.44%	3 Month USD LIBOR	5,472,826
42,365,601	EUR	12/24/2044	CSS (f)	(Pay)	1.96%	6 Month EURIBOR	(591,158)
27,900,000	USD	2/9/2045	CSS (f)	(Pay)	2.18%	3 Month USD LIBOR	3,208,084
259,956,600	EUR	2/11/2045	CSS (f)	(Pay)	0.90%	6 Month EURIBOR	30,077,552
13,704,000	USD	2/12/2045	CSS (f)	(Pay)	2.46%	3 Month USD LIBOR	738,882
289,198,200	EUR	3/3/2045	CSS (f)	(Pay)	0.94%	6 Month EURIBOR	49,660,863
21,411,000	GBP	3/6/2045	BCI (f)	Receive	2.52%	6 Month GBP LIBOR	969,485
6,774,000	USD	3/6/2045	CSS (f)	(Pay)	2.61%	3 Month USD LIBOR	156,249
166,410,000	EUR	3/11/2045	CSS (f)	(Pay)	1.47%	6 Month EURIBOR	7,587,811
155,325,000	EUR	3/11/2045	CSS (f)	(Pay)	1.50%	6 Month EURIBOR	6,488,907
13,200,000	EUR	3/15/2045	CSS (f)	(Pay)	1.57%	6 Month EURIBOR	64,195
40,542,150	EUR	3/24/2045	CSS (f)	Receive	0.98%	6 Month EURIBOR	(6,754,706)
46,376,000	EUR	3/24/2045	CSS (f)	Receive	0.89%	6 Month EURIBOR	(9,012,395)
96,749,000	USD	3/26/2045	CSS (f)	(Pay)	2.51%	3 Month USD LIBOR	4,325,185
43,145,000	GBP	3/27/2045	BCI (f)	Receive	2.11%	6 Month GBP LIBOR	(696,863)

See accompanying notes to the financial statements.	15

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
184,841,000	EUR	3/30/2045	CSS (f)	Receive	0.86%	6 Month EURIBOR	$(37,385,016)
67,336,000	USD	3/30/2045	CSS (f)	(Pay)	2.63%	3 Month USD LIBOR	2,349,982
55,438,000	USD	3/31/2045	CSS (f)	Receive	2.37%	3 Month USD LIBOR	(4,125,607)
58,476,000	EUR	4/14/2045	CSS (f)	Receive	0.85%	6 Month EURIBOR	(11,685,984)
60,274,000	EUR	4/15/2045	CSS (f)	Receive	1.06%	6 Month EURIBOR	(8,870,171)
85,556,000	USD	5/6/2045	CSS (f)	Receive	2.96%	3 Month USD LIBOR	(533,352)
105,566,000	USD	5/6/2045	CSS (f)	Receive	2.94%	3 Month USD LIBOR	(758,464)
39,230,000	GBP	5/7/2045	BCI (f)	Receive	2.49%	6 Month GBP LIBOR	1,572,687
78,459,000	GBP	5/7/2045	BCI (f)	Receive	2.44%	6 Month GBP LIBOR	2,586,472
29,096,000	USD	5/7/2045	CSS (f)	Receive	3.01%	3 Month USD LIBOR	(183,586)
69,380,000	GBP	5/8/2045	BCI (f)	Receive	2.35%	6 Month GBP LIBOR	1,382,446
29,031,000	GBP	5/13/2045	BCI (f)	Receive	2.47%	6 Month GBP LIBOR	1,101,482
39,436,000	GBP	5/14/2045	JPMF (f)	Receive	2.49%	6 Month GBP LIBOR	1,607,422
58,260,000	EUR	5/14/2045	CSS (f)	Receive	1.58%	6 Month EURIBOR	(1,808,324)
48,780,000	EUR	5/14/2045	CSS (f)	Receive	1.60%	6 Month EURIBOR	(1,401,122)
59,484,000	USD	5/15/2045	CSS (f)	Receive	3.20%	3 Month USD LIBOR	1,030,293
114,600,000	EUR	5/20/2045	CSS (f)	Receive	1.66%	6 Month EURIBOR	(2,391,987)
55,386,000	EUR	5/27/2045	CSS (f)	Receive	1.60%	6 Month EURIBOR	(1,580,991)
48,422,000	EUR	5/27/2045	CSS (f)	Receive	1.61%	6 Month EURIBOR	(1,305,521)
29,680,000	EUR	5/29/2045	CSS (f)	Receive	1.57%	6 Month EURIBOR	(961,683)
32,904,000	GBP	6/3/2045	JPMF (f)	Receive	2.50%	6 Month GBP LIBOR	1,402,498
90,153,000	EUR	6/3/2045	CSS (f)	Receive	1.50%	6 Month EURIBOR	(3,637,531)
50,117,000	GBP	6/4/2045	JPMF (f)	Receive	2.53%	6 Month GBP LIBOR	2,358,889
440,390,000	EUR	6/4/2045	CSS (f)	Receive	0.02%	6 Month EURIBOR	(13,952,185)
480,127,000	EUR	6/5/2045	CSS (f)	Receive	1.71%	6 Month EURIBOR	(7,450,849)
138,280,000	GBP	6/10/2045	BCI (f)	Receive	2.48%	6 Month GBP LIBOR	5,501,122
97,089,000	EUR	6/10/2045	CSS (f)	Receive	1.57%	6 Month EURIBOR	(384,270)
243,432,000	EUR	6/10/2045	CSS (f)	Receive	1.84%	6 Month EURIBOR	215,975
116,266,000	EUR	6/11/2045	CSS (f)	Receive	1.85%	6 Month EURIBOR	196,616
87,676,000	EUR	6/12/2045	CSS (f)	Receive	1.97%	6 Month EURIBOR	1,417,481
5,866,000	GBP	6/12/2045	BCI (f)	(Pay)	2.34%	6 Month GBP LIBOR	(361,855)
43,421,000	EUR	6/19/2045	CSS (f)	(Pay)	1.62%	6 Month EURIBOR	(334,350)
37,382,000	GBP	6/24/2045	BCI (f)	(Pay)	2.30%	6 Month GBP LIBOR	(1,718,738)
59,948,000	EUR	6/28/2045	CSS (f)	Receive	2.05%	6 Month EURIBOR	1,604,267
6,272,000	EUR	7/3/2045	CSS (f)	Receive	2.05%	6 Month EURIBOR	167,236
62,821,000	USD	7/6/2045	CSS (f)	Receive	2.98%	3 Month USD LIBOR	3,510,780
76,920,000	EUR	7/8/2045	JPMF (f)	Receive	2.10%	6 Month EURIBOR	2,536,072
190,113,000	EUR	7/9/2045	JPMF (f)	(Pay)	1.87%	6 Month EURIBOR	(869,920)
44,268,000	EUR	7/10/2045	JPMF (f)	(Pay)	1.78%	6 Month EURIBOR	241,857
22,898,000	EUR	7/15/2045	JPMF (f)	Receive	1.90%	6 Month EURIBOR	196,513
123,378,000	EUR	7/15/2045	JPMF (f)	Receive	2.03%	6 Month EURIBOR	3,030,653
42,107,000	EUR	7/15/2045	JPMF (f)	Receive	1.98%	6 Month EURIBOR	755,412
81,111,000	EUR	7/15/2045	JPMF (f)	(Pay)	0.98%	6 Month EURIBOR	13,828,174
90,086,000	EUR	7/15/2045	JPMF (f)	Receive	2.11%	6 Month EURIBOR	3,090,620

16	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
44,808,000	EUR	7/15/2045	JPMF (f)	Receive	2.10%	6 Month EURIBOR	$1,446,467
58,887,000	USD	8/6/2045	JPMF (f)	(Pay)	2.96%	3 Month USD LIBOR	326,491
57,060,002	EUR	12/15/2045	CSS (f)	Receive	0.86%	6 Month EURIBOR	(11,955,257)
84,386,000	EUR	12/15/2045	CSS (f)	Receive	0.76%	6 Month EURIBOR	(19,968,250)
75,247,000	EUR	12/15/2045	CSS (f)	Receive	1.20%	6 Month EURIBOR	(8,558,243)
11,355,000	EUR	12/16/2045	CSS (f)	Receive	0.85%	6 Month EURIBOR	(2,403,595)
59,496,000	EUR	12/20/2045	JPMF (f)	(Pay)	1.89%	6 Month EURIBOR	(511,116)
40,650,000	EUR	12/20/2045	JPMF (f)	Receive	1.59%	6 Month EURIBOR	(1,085,024)
75,600,000	EUR	12/20/2045	JPMF (f)	Receive	1.68%	6 Month EURIBOR	(1,195,211)
107,000,000	EUR	12/20/2045	JPMF (f)	Receive	1.77%	6 Month EURIBOR	(478,188)
40,648,000	EUR	12/20/2045	JPMF (f)	Receive	1.77%	6 Month EURIBOR	(233,150)
26,918,000	EUR	12/20/2045	JPMF (f)	(Pay)	1.87%	6 Month EURIBOR	(171,979)
53,500,000	GBP	12/20/2045	JPMF (f)	Receive	2.12%	6 Month GBP LIBOR	(603,290)
11,359,000	GBP	12/20/2045	JPMF (f)	Receive	2.06%	6 Month GBP LIBOR	(220,452)
29,673,000	GBP	12/20/2045	JPMF (f)	Receive	2.03%	6 Month GBP LIBOR	(725,871)
13,270,000	GBP	12/20/2045	JPMF (f)	Receive	2.23%	6 Month GBP LIBOR	69,083
67,500,000	GBP	12/20/2045	JPMF (f)	Receive	2.16%	6 Month GBP LIBOR	(380,417)
23,037,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.07%	6 Month GBP LIBOR	428,533
18,868,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.38%	6 Month GBP LIBOR	(512,878)
198,317,000	EUR	2/24/2046	CSS (f)	Receive	1.56%	6 Month EURIBOR	(11,856,513)
240,306,000	EUR	3/14/2046	CSS (f)	Receive	0.78%	6 Month EURIBOR	(56,371,953)
34,650,000	USD	3/17/2046	CSS (f)	Receive	2.65%	3 Month USD LIBOR	(969,805)
57,000,000	USD	3/21/2046	JPMF (f)	(Pay)	3.05%	3 Month USD LIBOR	(127,053)
4,920,000	GBP	3/23/2046	BCI (f)	Receive	1.94%	6 Month GBP LIBOR	(437,710)
3,578,000	GBP	3/23/2046	BCI (f)	(Pay)	2.05%	6 Month GBP LIBOR	181,576
43,345,000	GBP	3/23/2046	BCI (f)	(Pay)	2.52%	6 Month GBP LIBOR	(4,803,016)
38,404,000	GBP	3/23/2046	BCI (f)	(Pay)	2.48%	6 Month GBP LIBOR	(3,788,509)
32,204,000	GBP	3/23/2046	BCI (f)	(Pay)	1.97%	6 Month GBP LIBOR	2,507,004
92,470,000	EUR	3/29/2046	CSS (f)	Receive	0.93%	6 Month EURIBOR	(17,820,128)
120,915,525	EUR	6/20/2046	JPMF (f)	(Pay)	1.88%	6 Month EURIBOR	(1,244,981)
113,812,660	EUR	6/20/2046	JPMF (f)	(Pay)	1.79%	6 Month EURIBOR	162,376
146,559,382	EUR	9/5/2046	CSS (f)	(Pay)	0.98%	6 Month EURIBOR	14,224,512
96,546,000	EUR	9/5/2046	CSS (f)	(Pay)	1.85%	6 Month EURIBOR	(721,252)
115,282,000	EUR	9/19/2046	JPMF (f)	(Pay)	1.79%	6 Month EURIBOR	(18,274)
35,353,000	EUR	10/17/2046	CSS (f)	(Pay)	1.78%	6 Month EURIBOR	25,407
63,510,000	EUR	12/19/2046	JPMF (f)	(Pay)	1.92%	6 Month EURIBOR	(1,019,919)
61,453,000	EUR	12/19/2046	JPMF (f)	(Pay)	1.85%	6 Month EURIBOR	(469,329)
85,597,000	GBP	12/19/2046	JPMF (f)	(Pay)	2.36%	6 Month GBP LIBOR	(2,433,563)
161,970,092	EUR	2/3/2047	CSS (f)	(Pay)	0.97%	6 Month EURIBOR	15,447,867
131,551,000	EUR	2/3/2047	CSS (f)	(Pay)	1.92%	6 Month EURIBOR	(2,234,282)
62,167,000	EUR	2/22/2047	CSS (f)	(Pay)	1.88%	6 Month EURIBOR	101,817
180,966,000	EUR	3/3/2047	CSS (f)	(Pay)	0.97%	6 Month EURIBOR	17,181,946
63,802,000	EUR	3/3/2047	CSS (f)	(Pay)	1.77%	6 Month EURIBOR	27,609
106,746,000	EUR	5/24/2047	CSS (f)	(Pay)	1.79%	6 Month EURIBOR	(291,955)

See accompanying notes to the financial statements.	17

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
252,996,000	EUR	5/24/2047	CSS (f)	(Pay)	0.97%	6 Month EURIBOR	$23,784,213
198,298,000	EUR	7/26/2047	CSS (f)	(Pay)	0.97%	6 Month EURIBOR	18,504,711
87,103,000	EUR	7/26/2047	CSS (f)	(Pay)	1.77%	6 Month EURIBOR	(101,578)
294,982,200	EUR	8/23/2047	CSS (f)	Receive	0.92%	6 Month EURIBOR	(46,402,007)
61,041,666	EUR	11/22/2047	JPMF (f)	Receive	1.55%	6 Month EURIBOR	(3,188,765)
505,215,000	EUR	3/14/2048	JPMF (f)	Receive	0.87%	6 Month EURIBOR	(51,285,402)
146,039,000	EUR	6/17/2048	JPMF (f)	(Pay)	1.83%	6 Month EURIBOR	(1,611,496)
44,802,000	EUR	12/16/2048	JPMF (f)	(Pay)	1.77%	6 Month EURIBOR	(239,758)
44,802,000	EUR	12/16/2048	JPMF (f)	(Pay)	1.76%	6 Month EURIBOR	(162,735)
120,703,154	EUR	3/16/2056	JPMF (f)	Receive	0.89%	6 Month EURIBOR	(30,235,860)

							$(77,062,972)

						Premiums to (Pay) Receive	$(17,196,152)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(f)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 109.

18	See accompanying notes to the financial statements.

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Short-Term Investments	52.8
Debt Obligations	40.8
Options Purchased	5.7
Forward Currency Contracts	1.2
Loan Participations	0.3
Rights/Warrants	0.1
Loan Assignments	0.0 ^
Reverse Repurchase Agreements	(0.3)
Swap Contracts	(0.7)
Written/Credit Linked Options	(2.6)
Other	2.7

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

19

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($) / Shares / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 22.2%

		Corporate Debt — 2.0%
	50,000	Apple, Inc., 3.45%, due 02/09/45	42,155
EUR	100,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	93,717
	12,000	Exxon Mobil Corp., 3.57%, due 03/06/45	11,170
	21,000	Microsoft Corp., 4.00%, due 02/12/55	18,884

		Total Corporate Debt	165,926

		U.S. Government — 20.2%
	231,100	U.S. Treasury Bond, 2.75%, due 11/15/42	221,363
	882,900	U.S. Treasury Bond, 3.13%, due 11/15/41	915,411
	210,400	U.S. Treasury Bond, 3.13%, due 02/15/42	217,819
	176,000	U.S. Treasury Bond, 3.63%, due 02/15/44	198,995
	244,900	U.S. Treasury Strip Principal, due 11/15/41	110,265
	37,800	U.S. Treasury Strip Principal, due 02/15/42	16,846
	2,900	U.S. Treasury Strip Principal, due 11/15/42	1,253
	58,000	U.S. Treasury Strip Principal, due 02/15/44	24,167

		Total U.S. Government	1,706,119

		TOTAL DEBT OBLIGATIONS (COST $2,036,521)	1,872,045

		MUTUAL FUNDS — 22.2%

		United States — 22.2%
		Affiliated Issuers — 22.2%
	19,436	GMO Debt Opportunities Fund, Class VI	482,787
	153,421	GMO Emerging Country Debt Fund, Class IV	1,396,127

			1,878,914

		Total United States	1,878,914

		TOTAL MUTUAL FUNDS (COST $1,976,185)	1,878,914

		OPTIONS PURCHASED — 5.7%

		Currency Options — 1.0%
EUR	883,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	538
EUR	520,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	589
EUR	258,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	1,088
EUR	429,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	1,854
EUR	616,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	3,901

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	26,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-JPM)	8,972
EUR	18,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	6,211
EUR	8,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	2,760
USD	142,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	2,301
EUR	519,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	1,794
EUR	726,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	7,685
EUR	259,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	16,959
EUR	259,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	4,490
EUR	518,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	2,284
USD	71,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	3,249
USD	71,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	3,058
USD	71,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	1,450
USD	71,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	1,569
EUR	26,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	8,972
EUR	26,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	9,044

		Total Currency Options	88,768

20	See accompanying notes to the financial statements.

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 4.7%
USD	119,000	09/21/2015	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.40%	JPM	194
USD	119,000	09/21/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.40%	JPM	8,285
USD	59,000	09/23/2015	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.39%	JPM	97
USD	59,000	09/23/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.39%	JPM	4,338
EUR	208,000	11/20/2015	Put-OTC 9-Month Interest Rate Swap	6 month EURIBOR	Pay	1.28%	MSCI	24,045
EUR	130,000	11/24/2015	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.31%	MSCI	1,808
EUR	130,000	11/24/2015	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.31%	MSCI	14,479
EUR	516,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	45,899
GBP	48,000	03/11/2016	Call-OTC 32-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.34%	MSCI	4,834
GBP	48,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.34%	MSCI	3,233
USD	471,000	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	6,241
USD	471,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	16,652
EUR	288,000	09/01/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	9,442
EUR	124,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	5,249
EUR	301,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	11,774
GBP	121,000	02/09/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.61%	MSCI	4,230
GBP	92,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	3,052
GBP	233,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	GS	5,980
EUR	260,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	16,180
EUR	231,000	03/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.88%	GS	11,038
GBP	48,000	03/13/2017	Call-OTC 32-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.39%	MSCI	7,322
GBP	48,000	03/13/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.39%	MSCI	5,785
GBP	212,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	4,820
GBP	112,000	04/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.58%	GS	4,261

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — continued
GBP	96,000	05/12/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	MSCI	4,308
EUR	260,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	17,012
GBP	230,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	5,322
EUR	410,000	05/22/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.85%	GS	21,235
EUR	373,000	07/24/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.80%	GS	20,970
GBP	146,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.68%	MSCI	5,110
GBP	97,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	3.00%	MSCI	3,352
EUR	260,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	17,754
EUR	260,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	18,404
EUR	981,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	46,103
EUR	263,500	03/12/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.83%	MSCI	15,477

				Total Options on Interest Rate Swaps				394,285

				TOTAL OPTIONS PURCHASED (COST $546,056)				483,053

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 49.3%

	Money Market Funds — 2.0%
172,297	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (a)	172,297

	U.S. Government — 47.3%
4,000,000	U.S. Treasury Bill, 0.04%, due 12/17/15 (b)	3,999,520

	TOTAL SHORT-TERM INVESTMENTS (COST $4,171,108)	4,171,817

	TOTAL INVESTMENTS — 99.4% (Cost $8,729,870)	8,405,829
	Other Assets and Liabilities (net) — 0.6%	48,572

	TOTAL NET ASSETS — 100.0%	$8,454,401

22	See accompanying notes to the financial statements.

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	278,574	USD	81,679	$9,779
02/17/2016	GS	CHF	67,000	USD	73,635	3,876
02/17/2016	GS	CHF	49,700	USD	54,972	3,225
02/17/2016	GS	CHF	25,000	USD	27,491	1,461
02/17/2016	GS	CHF	52,000	USD	56,862	2,720
02/17/2016	GS	CHF	52,000	USD	56,925	2,784
02/17/2016	GS	CHF	54,000	USD	59,498	3,274
02/17/2016	GS	CHF	17,800	USD	19,666	1,133
02/17/2016	GS	CHF	23,000	USD	25,328	1,380
02/17/2016	GS	CHF	22,500	USD	24,807	1,380
02/17/2016	GS	CHF	19,900	USD	21,868	1,149
02/17/2016	GS	CHF	27,000	USD	29,586	1,474
02/17/2016	GS	CHF	23,000	USD	24,877	930
02/17/2016	GS	CHF	29,000	USD	31,191	997
02/17/2016	GS	CHF	44,000	USD	47,242	1,430
02/17/2016	GS	CHF	44,000	USD	47,427	1,615
02/17/2016	GS	CHF	44,000	USD	47,610	1,798
02/17/2016	GS	CHF	70,627	USD	75,662	2,127
02/17/2016	GS	CHF	74,000	USD	78,407	1,360
03/03/2016	GS	CHF	65,800	USD	67,253	(1,301)
10/23/2015	JPM	EUR	470,000	USD	536,162	8,339
10/23/2015	JPM	EUR	1,083,000	USD	1,138,580	(77,658)
10/26/2015	BCLY	EUR	228,000	USD	259,625	3,562
10/26/2015	BOA	EUR	45,665	USD	51,192	(93)
10/26/2015	DB	EUR	45,673	USD	51,059	(236)
10/26/2015	GS	EUR	45,669	USD	51,024	(266)
10/26/2015	JPM	EUR	235,000	USD	267,550	3,626
10/26/2015	JPM	EUR	176,000	USD	187,070	(10,592)
10/26/2015	MSCI	EUR	45,672	USD	51,174	(119)
10/30/2015	JPM	EUR	222,000	USD	254,585	5,245
11/02/2015	JPM	EUR	197,000	USD	224,320	3,047
11/16/2015	JPM	EUR	1,090,000	USD	1,257,533	32,928
02/08/2016	GS	EUR	167,000	USD	180,704	(7,228)
02/08/2016	GS	EUR	5,000	USD	5,356	(270)
02/09/2016	GS	EUR	78,000	USD	84,287	(3,492)
02/17/2016	GS	EUR	74,000	USD	80,075	(3,215)
03/14/2016	GS	EUR	275,000	USD	293,714	(15,986)
03/14/2016	JPM	EUR	238,000	USD	258,318	(9,713)
03/16/2016	JPM	EUR	92,000	USD	98,415	(5,199)
03/16/2016	JPM	EUR	141,000	USD	153,041	(5,758)
03/27/2017	DB	EUR	10,000	USD	10,970	(438)
11/07/2017	GS	EUR	263,000	USD	288,761	(14,263)
12/22/2017	JPM	EUR	90,000	USD	99,414	(4,524)
09/28/2015	DB	GBP	23,000	USD	35,742	454
09/28/2015	GS	GBP	70,000	USD	108,019	620
09/28/2015	JPM	GBP	5,112	USD	7,927	83
11/18/2015	GS	GBP	273,000	USD	399,263	(19,480)
12/18/2015	GS	GBP	139,000	USD	203,301	(9,876)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/18/2015	GS	GBP	48,000	USD	73,877	$262
09/28/2015	GS	USD	232	GBP	151	(1)
09/28/2015	GS	USD	9,293	GBP	6,000	(87)
09/28/2015	GS	USD	95,750	GBP	61,000	(2,159)
09/28/2015	JPM	USD	46,643	GBP	30,000	(615)
10/23/2015	JPM	USD	546,798	EUR	470,000	(18,975)
10/23/2015	JPM	USD	685,428	EUR	648,000	42,293
10/23/2015	JPM	USD	257,326	EUR	238,000	9,955
10/23/2015	JPM	USD	152,449	EUR	141,000	5,898
10/23/2015	JPM	USD	292,552	EUR	273,000	14,034
10/26/2015	JPM	USD	110,400	EUR	100,000	1,908
10/26/2015	JPM	USD	274,457	EUR	235,000	(10,532)
10/26/2015	JPM	USD	113,093	EUR	105,000	4,830
10/30/2015	JPM	USD	133,368	EUR	117,000	(1,959)
10/30/2015	JPM	USD	113,103	EUR	105,000	4,828
11/02/2015	JPM	USD	223,913	EUR	197,000	(2,640)
11/16/2015	JPM	USD	636,150	EUR	594,000	31,203
11/16/2015	JPM	USD	876,460	EUR	815,000	39,184
11/18/2015	GS	USD	219,766	GBP	148,151	7,477
11/18/2015	GS	USD	175,607	GBP	119,000	6,922
11/18/2015	GS	USD	8,689	GBP	5,849	282
12/18/2015	GS	USD	206,188	GBP	139,000	6,989
12/18/2015	GS	USD	70,330	GBP	48,000	3,285
02/08/2016	GS	USD	183,094	EUR	172,000	10,465
02/17/2016	GS	USD	127,806	CHF	116,000	(7,029)
02/17/2016	GS	USD	81,203	CHF	77,000	(1,032)
02/17/2016	GS	USD	46,753	CHF	45,000	100
02/17/2016	GS	USD	137,514	CHF	130,000	(2,160)
02/17/2016	GS	USD	63,832	CHF	59,000	(2,402)
02/17/2016	GS	USD	56,485	CHF	53,000	(1,303)
03/14/2016	GS	USD	293,356	EUR	275,000	16,344
03/14/2016	JPM	USD	252,566	EUR	238,000	15,466
03/16/2016	JPM	USD	249,927	EUR	233,000	12,485
03/24/2016	JPM	USD	76,670	BRL	261,000	(9,306)
03/24/2016	JPM	USD	4,923	BRL	17,574	(387)
03/24/2016	JPM	USD	14,164	EUR	12,900	367
03/29/2016	GS	USD	4,386	EUR	4,000	121
03/29/2016	GS	USD	4,382	EUR	4,000	125
03/29/2016	JPM	USD	8,604	EUR	7,800	183
11/07/2017	GS	USD	290,273	EUR	263,000	12,751
12/22/2017	JPM	USD	100,163	EUR	90,000	3,775

						$103,034

See accompanying notes to the financial statements.	23

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	26,000	02/24/2016	EUR/Call USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-JPM)	$8,898	$(5,179)
Call	EUR	18,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	2,606	(5,151)
Call	EUR	8,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	1,119	(2,222)
Call	EUR	519,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	7,881	(13,957)
Call	EUR	518,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	7,471	(11,991)
Call	EUR	26,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	4,186	(8,241)
Call	EUR	26,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	5,307	(9,920)

					$37,468	$(56,661)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Market Value
EUR	208,000	11/20/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.81%	MSCI	$2,969	$(8,452)
EUR	195,625	12/14/2015	Call-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Receive	0.69%	MSCI	4,051	(322)
EUR	195,625	12/14/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.69%	MSCI	4,051	(10,700)
GBP	48,000	03/11/2016	Put-OTC 10-Year Interest Rate Swap	6 Month GBP LIBOR	Pay	2.12%	MSCI	2,179	(1,682)
GBP	48,000	03/11/2016	Call-OTC 10-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	2.12%	MSCI	2,179	(1,651)
EUR	307,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	9,069	(2,945)
EUR	308,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	8,219	(3,666)
EUR	327,000	09/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.95%	GS	5,793	(4,297)
EUR	280,000	12/16/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	7,298	(4,387)
GBP	222,000	01/27/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.53%	GS	9,824	(5,857)
GBP	121,000	02/09/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.61%	MSCI	5,063	(3,616)
GBP	92,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.95%	MSCI	5,030	(5,091)
GBP	233,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.81%	GS	12,542	(8,890)
GBP	48,000	03/13/2017	Call-OTC 10-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	2.25%	MSCI	3,076	(2,732)
GBP	48,000	03/13/2017	Put-OTC 10-Year Interest Rate Swap	6 Month GBP LIBOR	Pay	2.25%	MSCI	3,076	(2,969)

24	See accompanying notes to the financial statements.

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Market Value
GBP	212,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.89%	GS	$11,245	$(9,145)
GBP	112,000	04/10/2017	Call-OTC 30-Year Swap Interest Rate Swap	6 Month GBP LIBOR	Receive	1.58%	GS	5,765	(3,442)
GBP	96,000	05/12/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.81%	MSCI	5,871	(4,828)
EUR	130,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	4,211	(3,280)
GBP	230,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.91%	GS	12,804	(10,628)
GBP	97,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.50%	MSCI	4,529	(3,663)
GBP	146,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.68%	MSCI	7,195	(5,574)
EUR	260,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	9,691	(7,060)
EUR	260,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	10,195	(7,661)
EUR	981,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	32,677	(27,124)
EUR	527,000	03/12/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.83%	MSCI	19,683	(11,390)

								$208,285	$(161,052)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
235,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$2,065
117,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	810
119,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	661
117,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	508
244,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,310

						$5,354

					Premiums to (Pay) Receive	$—

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
9,413,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$28
9,413,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	27
9,413,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	27
9,413,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	27
9,413,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	21
9,413,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24
9,413,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	25
9,413,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24
9,413,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24
9,413,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24
94,760,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(340)
97,221,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(679)
94,216,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(694)
148,587,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,147)
14,070,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	12
14,070,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	12
14,070,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5)
14,070,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	12
14,070,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	11
8,520,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16
8,520,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1
8,520,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	17
8,520,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16
8,520,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16
12,600,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(36)
12,600,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(29)
12,600,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(20)
12,600,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26)
12,600,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(28)
10,500,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	26
10,500,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	26
10,500,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	26
10,500,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14
10,500,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	20
10,500,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	11
10,500,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	11
10,500,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	12
10,500,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1)
10,500,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5
12,600,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15)
12,600,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(14)
12,600,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(14)
12,600,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(28)

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
12,600,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(21)
8,520,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16
8,520,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16
8,520,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	6
8,520,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10
8,520,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	15
8,540,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18)
14,070,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	12
14,070,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(14)
14,070,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7)
14,070,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10
8,540,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(19)
14,070,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10
8,540,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(19)
8,540,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30)
8,540,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(20)
9,641,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87)
9,641,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87)
9,641,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(99)
9,641,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87)
9,641,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87)
9,641,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87)
9,641,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(98)
9,641,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87)
9,641,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87)
9,641,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87)
7,991,500	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(83)
7,991,500	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(83)
7,991,500	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(83)
7,991,500	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(83)
7,991,500	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92)
7,991,500	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92)
7,991,500	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(83)
7,991,500	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(83)
7,991,500	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(82)
7,991,500	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(82)
7,991,500	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92)
7,991,500	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92)
47,178,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(599)
50,758,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(616)
7,991,500	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(81)
7,991,500	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(81)
7,991,500	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(80)

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
7,991,500	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(80)
7,991,500	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(80)
7,991,500	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(80)
7,991,500	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
7,991,500	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
7,641,100	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(123)
7,641,100	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(117)
7,641,100	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(117)
7,641,100	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(116)
7,641,100	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125)
7,641,100	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(114)
7,641,100	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(114)
7,641,100	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(114)
7,641,100	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(114)
7,641,100	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(114)
9,429,200	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(126)
9,429,200	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(126)
9,429,200	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125)
9,429,200	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(125)
9,429,200	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(123)
11,856,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(212)
11,856,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(227)
11,856,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(211)
11,856,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210)
11,856,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210)
11,856,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(226)
11,973,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(282)
11,973,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(282)
11,973,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(282)
11,973,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(298)
11,973,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(281)
11,973,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(281)
9,429,200	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(255)
9,429,200	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(268)
9,429,200	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(255)
9,429,200	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(255)
9,429,200	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(256)
9,429,200	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(262)
2,082,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(808)
9,429,200	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(256)
771,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(820)
9,429,200	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(256)
9,429,200	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(269)

28	See accompanying notes to the financial statements.

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
9,429,200	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(256)
714,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,494)
11,934,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(278)
11,934,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(278)
11,934,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(294)
759,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(3,344)
11,934,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(278)
297,000	EUR	3/20/2017	3/20/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,169)
11,934,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(279)
11,934,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(279)
11,934,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(295)
11,934,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(279)
11,934,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(205)
11,934,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(205)
11,934,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(206)
11,934,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(206)
11,934,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(206)
11,934,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207)
11,934,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(223)
10,907,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(86)
10,907,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87)
10,907,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87)
10,907,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(103)
10,907,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(88)
10,907,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(88)
10,907,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
10,907,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
1,372,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	3,440
831,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	4,541
678,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,376
811,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,297
408,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,967
687,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,714
444,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,044
137,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(147)
416,000	EUR	3/12/2020	3/12/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,186)
475,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,759)
411,000	EUR	3/20/2020	3/20/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,932)
100,000	EUR	3/16/2015	3/16/2035	GS	3 Month EURIBOR	3 Month USD LIBOR	400

							$(10,115)

					Premiums to (Pay) Receive		$(23,762)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
For EURIBOR, Fund pays 3 month EURIBOR adjusted by a spread. Spread is (0.25)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
142,000	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(3,160)
222,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(5,607)
60,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	(858)
142,000	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	971
222,000	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	1,792
60,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(39)

							$(6,901)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
110,000	GBP	3/20/2019	JPMF (c)	Receive	1.18%	6 Month GBP LIBOR	$(978)
1,540,000	DKK	2/25/2020	JPMF (c)	Receive	0.39%	6 Month DKK CIBOR	(2,805)
475,000	DKK	2/27/2020	JPMF (c)	Receive	0.32%	6 Month DKK CIBOR	(1,064)
1,542,000	DKK	3/2/2020	JPMF (c)	Receive	0.34%	6 Month DKK CIBOR	(3,260)
1,549,000	DKK	3/2/2020	JPMF (c)	Receive	0.33%	6 Month DKK CIBOR	(3,456)
586,000	DKK	3/6/2020	JPMF (c)	Receive	0.36%	6 Month DKK CIBOR	(1,186)
939,000	DKK	3/9/2020	JPMF (c)	Receive	0.38%	6 Month DKK CIBOR	(1,801)
923,000	DKK	3/10/2020	JPMF (c)	Receive	0.41%	6 Month DKK CIBOR	(1,571)
1,155,000	DKK	3/20/2020	JPMF (c)	Receive	0.37%	6 Month DKK CIBOR	(2,338)
27,000	GBP	6/12/2020	JPMF (c)	Receive	1.59%	6 Month GBP LIBOR	93
500,000	EUR	12/16/2020	CSS (c)	Receive	0.55%	6 Month EURIBOR	1,505
259,000	EUR	12/16/2020	CSS (c)	(Pay)	0.53%	6 Month EURIBOR	(460)
270,000	USD	12/16/2020	CSS (c)	(Pay)	1.92%	3 Month USD LIBOR	(1,774)
8,100,000	MXN	11/6/2024	JPMF (c)	Receive	6.03%	TIIE	(9,125)
855,000	AUD	11/19/2024	JPMF (c)	Receive	4.28%	6 Month AUD BBSW	19,474
399,000	GBP	1/21/2025	JPMF (c)	(Pay)	1.45%	SONIA Index	16,861
219,000	AUD	5/7/2025	JPMF (c)	Receive	3.76%	6 Month AUD BBSW	1,014
117,000	AUD	5/8/2025	JPMF (c)	Receive	3.80%	6 Month AUD BBSW	680
235,000	AUD	5/8/2025	JPMF (c)	Receive	3.78%	6 Month AUD BBSW	1,243
109,000	AUD	5/11/2025	JPMF (c)	Receive	3.71%	6 Month AUD BBSW	343
232,000	USD	5/13/2025	JPMF (c)	Receive	2.29%	3 Month USD LIBOR	1,012
102,000	AUD	6/10/2025	JPMF (c)	(Pay)	3.99%	6 Month AUD BBSW	(1,135)
177,000	USD	6/11/2025	JPMF (c)	Receive	2.53%	3 Month USD LIBOR	4,440
48,000	GBP	6/24/2025	JPMF (c)	Receive	1.99%	6 Month GBP LIBOR	152
316,000	AUD	7/29/2025	CSS (c)	(Pay)	3.71%	6 Month AUD BBSW	(673)
573,000	AUD	8/13/2025	CSS (c)	(Pay)	3.69%	6 Month AUD BBSW	(843)
38,000	USD	9/23/2025	JPMF (c)	(Pay)	2.39%	3 Month USD LIBOR	(370)

30	See accompanying notes to the financial statements.

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
79,000	USD	9/23/2025	JPMF (c)	(Pay)	2.62%	3 Month USD LIBOR	$(2,428)
139,000	USD	9/23/2025	JPMF (c)	(Pay)	2.54%	3 Month USD LIBOR	(3,232)
55,000	USD	9/23/2025	JPMF (c)	(Pay)	2.48%	3 Month USD LIBOR	(964)
700,000	EUR	12/17/2025	CSS (c)	(Pay)	1.87%	6 Month EURIBOR	(2,959)
432,000	USD	12/17/2025	CSS (c)	(Pay)	2.43%	3 Month USD LIBOR	(3,208)
226,000	EUR	3/30/2030	JPMF (c)	(Pay)	0.74%	6 Month EURIBOR	22,662
71,000	EUR	4/14/2030	JPMF (c)	(Pay)	0.72%	6 Month EURIBOR	7,459
167,000	GBP	5/20/2030	JPMF (c)	Receive	2.69%	6 Month GBP LIBOR	1,976
117,000	EUR	9/15/2030	JPMF (c)	(Pay)	0.78%	6 Month EURIBOR	11,784
25,000	EUR	12/18/2030	CSS (c)	Receive	1.52%	6 Month EURIBOR	233
17,000	EUR	12/18/2030	CSS (c)	Receive	1.51%	6 Month EURIBOR	143
10,000	EUR	12/18/2030	CSS (c)	Receive	1.49%	6 Month EURIBOR	60
11,000	EUR	12/18/2030	CSS (c)	Receive	1.54%	6 Month EURIBOR	146
14,000	GBP	12/18/2030	CSS (c)	Receive	2.37%	6 Month GBP LIBOR	565
148,000	USD	3/17/2031	JPMF (c)	(Pay)	2.58%	3 Month USD LIBOR	860
17,000	EUR	6/18/2031	CSS (c)	Receive	1.49%	6 Month EURIBOR	(95)
18,000	EUR	9/17/2031	CSS (c)	Receive	1.54%	6 Month EURIBOR	(62)
8,000	EUR	12/21/2033	CSS (c)	Receive	1.84%	6 Month EURIBOR	(6)
8,000	EUR	12/21/2033	CSS (c)	Receive	1.83%	6 Month EURIBOR	(12)
43,000	AUD	12/23/2034	JPMF (c)	Receive	4.41%	6 Month AUD BBSW	840
22,000	AUD	12/30/2034	JPMF (c)	Receive	4.37%	6 Month AUD BBSW	383
22,000	AUD	1/7/2035	JPMF (c)	Receive	4.11%	6 Month AUD BBSW	118
23,000	AUD	1/8/2035	JPMF (c)	Receive	4.00%	6 Month AUD BBSW	14
47,000	AUD	1/9/2035	JPMF (c)	Receive	3.96%	6 Month AUD BBSW	(58)
47,000	AUD	1/13/2035	JPMF (c)	Receive	3.95%	6 Month AUD BBSW	(86)
70,000	AUD	1/13/2035	JPMF (c)	Receive	3.96%	6 Month AUD BBSW	(111)
24,000	CHF	1/13/2035	JPMF (c)	(Pay)	1.33%	6 Month CHF LIBOR	(516)
47,000	CHF	1/13/2035	JPMF (c)	(Pay)	1.22%	6 Month CHF LIBOR	(493)
48,000	AUD	1/14/2035	JPMF (c)	Receive	3.91%	6 Month AUD BBSW	(187)
24,000	CHF	1/15/2035	JPMF (c)	(Pay)	1.35%	6 Month CHF LIBOR	(561)
48,000	AUD	1/16/2035	JPMF (c)	Receive	3.82%	6 Month AUD BBSW	(387)
97,000	CHF	1/16/2035	JPMF (c)	(Pay)	1.35%	6 Month CHF LIBOR	(2,268)
23,000	AUD	1/20/2035	JPMF (c)	Receive	3.76%	6 Month AUD BBSW	(249)
47,000	AUD	1/21/2035	JPMF (c)	Receive	3.75%	6 Month AUD BBSW	(515)
48,000	CHF	1/22/2035	JPMF (c)	(Pay)	1.25%	6 Month CHF LIBOR	(664)
55,000	CHF	1/23/2035	JPMF (c)	(Pay)	1.23%	6 Month CHF LIBOR	(642)
54,000	CHF	1/27/2035	JPMF (c)	(Pay)	1.22%	6 Month CHF LIBOR	(592)
25,000	CHF	2/3/2035	JPMF (c)	(Pay)	1.25%	6 Month CHF LIBOR	(346)
70,000	CHF	2/3/2035	JPMF (c)	(Pay)	1.22%	6 Month CHF LIBOR	(735)
28,000	CHF	2/4/2035	JPMF (c)	(Pay)	1.12%	6 Month CHF LIBOR	(40)
145,000	AUD	3/4/2035	JPMF (c)	Receive	3.68%	6 Month AUD BBSW	(2,081)
69,000	AUD	3/4/2035	JPMF (c)	Receive	3.66%	6 Month AUD BBSW	(1,048)
23,000	CHF	3/4/2035	JPMF (c)	(Pay)	1.14%	6 Month CHF LIBOR	(84)
12,000	CHF	3/5/2035	JPMF (c)	(Pay)	1.16%	6 Month CHF LIBOR	(63)

See accompanying notes to the financial statements.	31

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
89,000	AUD	3/6/2035	JPMF (c)	Receive	3.70%	6 Month AUD BBSW	$(1,187)
92,000	AUD	3/10/2035	JPMF (c)	Receive	3.75%	6 Month AUD BBSW	(1,015)
141,000	AUD	3/10/2035	JPMF (c)	Receive	3.75%	6 Month AUD BBSW	(1,539)
100,000	EUR	3/16/2035	JPMF (c)	(Pay)	1.05%	6 Month EURIBOR	8,457
111,000	AUD	3/19/2035	JPMF (c)	Receive	3.51%	6 Month AUD BBSW	(2,474)
171,000	EUR	3/30/2035	JPMF (c)	(Pay)	0.82%	6 Month EURIBOR	24,525
11,000	CHF	4/2/2035	JPMF (c)	Receive	0.92%	6 Month CHF LIBOR	(194)
53,000	EUR	4/14/2035	JPMF (c)	(Pay)	0.80%	6 Month EURIBOR	7,807
166,000	CHF	5/6/2035	JPMF (c)	Receive	0.92%	6 Month CHF LIBOR	(2,917)
4,000	CHF	6/5/2035	JPMF (c)	Receive	1.22%	6 Month CHF LIBOR	42
55,000	CHF	6/11/2035	JPMF (c)	Receive	1.40%	6 Month CHF LIBOR	1,543
164,000	USD	12/19/2035	CSS (c)	(Pay)	2.72%	3 Month USD LIBOR	(1,153)
105,000	EUR	3/14/2036	JPMF (c)	(Pay)	0.87%	6 Month EURIBOR	15,333
185,000	USD	11/15/2041	JPMF (c)	(Pay)	2.44%	3 Month USD LIBOR	9,352
233,000	USD	11/15/2041	JPMF (c)	(Pay)	2.51%	3 Month USD LIBOR	8,570
131,000	USD	11/15/2041	JPMF (c)	(Pay)	2.38%	3 Month USD LIBOR	8,254
131,000	USD	11/15/2041	JPMF (c)	(Pay)	2.32%	3 Month USD LIBOR	9,769
448,000	USD	11/15/2041	JPMF (c)	(Pay)	2.33%	3 Month USD LIBOR	31,846
248,200	USD	2/15/2042	JPMF (c)	(Pay)	2.56%	3 Month USD LIBOR	6,631
234,000	USD	11/15/2042	JPMF (c)	(Pay)	2.61%	3 Month USD LIBOR	4,263
234,000	USD	2/15/2044	JPMF (c)	(Pay)	2.62%	3 Month USD LIBOR	4,573
98,280	EUR	12/24/2044	JPMF (c)	(Pay)	1.96%	6 Month EURIBOR	(1,371)
50,000	USD	2/9/2045	JPMF (c)	(Pay)	2.18%	3 Month USD LIBOR	5,749
348,800	EUR	2/11/2045	JPMF (c)	(Pay)	0.90%	6 Month EURIBOR	40,357
25,000	USD	2/12/2045	JPMF (c)	(Pay)	2.46%	3 Month USD LIBOR	1,348
388,100	EUR	3/3/2045	JPMF (c)	(Pay)	0.94%	6 Month EURIBOR	66,644
29,000	GBP	3/6/2045	JPMF (c)	Receive	2.52%	6 Month GBP LIBOR	1,313
12,000	USD	3/6/2045	JPMF (c)	(Pay)	2.61%	3 Month USD LIBOR	277
210,000	EUR	3/11/2045	JPMF (c)	(Pay)	1.47%	6 Month EURIBOR	9,575
201,000	EUR	3/11/2045	JPMF (c)	(Pay)	1.50%	6 Month EURIBOR	8,397
263,000	USD	3/20/2045	JPMF (c)	Receive	2.61%	3 Month USD LIBOR	(9,660)
263,000	USD	3/20/2045	JPMF (c)	Receive	2.62%	3 Month USD LIBOR	(9,249)
61,000	EUR	3/24/2045	JPMF (c)	Receive	0.89%	6 Month EURIBOR	(11,854)
56,700	EUR	3/24/2045	JPMF (c)	Receive	0.98%	6 Month EURIBOR	(9,458)
307,000	USD	3/26/2045	JPMF (c)	(Pay)	2.54%	3 Month USD LIBOR	12,953
377,000	USD	3/26/2045	JPMF (c)	(Pay)	2.52%	3 Month USD LIBOR	16,699
31,000	GBP	3/27/2045	JPMF (c)	Receive	2.11%	6 Month GBP LIBOR	(501)
239,000	EUR	3/30/2045	JPMF (c)	Receive	0.86%	6 Month EURIBOR	(48,339)
65,000	USD	3/30/2045	JPMF (c)	(Pay)	2.63%	3 Month USD LIBOR	2,268
72,000	USD	3/31/2045	JPMF (c)	Receive	2.37%	3 Month USD LIBOR	(5,358)
74,000	EUR	4/14/2045	JPMF (c)	Receive	0.85%	6 Month EURIBOR	(15,271)
78,000	EUR	4/15/2045	JPMF (c)	Receive	1.06%	6 Month EURIBOR	(11,479)
120,000	USD	5/6/2045	JPMF (c)	Receive	2.96%	3 Month USD LIBOR	(748)
104,000	USD	5/6/2045	JPMF (c)	Receive	2.94%	3 Month USD LIBOR	(747)

32	See accompanying notes to the financial statements.

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
130,000	GBP	5/7/2045	JPMF (c)	Receive	2.44%	6 Month GBP LIBOR	$4,286
65,000	GBP	5/7/2045	JPMF (c)	Receive	2.49%	6 Month GBP LIBOR	2,606
38,000	USD	5/7/2045	JPMF (c)	Receive	3.01%	3 Month USD LIBOR	(240)
78,000	GBP	5/8/2045	JPMF (c)	Receive	2.35%	6 Month GBP LIBOR	1,554
43,000	GBP	5/13/2045	JPMF (c)	Receive	2.47%	6 Month GBP LIBOR	1,631
238,000	EUR	5/14/2045	JPMF (c)	Receive	1.58%	6 Month EURIBOR	(7,387)
64,000	EUR	5/14/2045	JPMF (c)	Receive	1.60%	6 Month EURIBOR	(1,838)
45,000	GBP	5/14/2045	JPMF (c)	Receive	2.49%	6 Month GBP LIBOR	1,834
97,000	USD	5/15/2045	JPMF (c)	Receive	3.20%	3 Month USD LIBOR	1,680
133,000	EUR	5/20/2045	JPMF (c)	Receive	1.66%	6 Month EURIBOR	(2,776)
79,000	EUR	5/27/2045	JPMF (c)	Receive	1.60%	6 Month EURIBOR	(2,255)
63,000	EUR	5/27/2045	JPMF (c)	Receive	1.61%	6 Month EURIBOR	(1,698)
39,000	EUR	5/29/2045	JPMF (c)	Receive	1.57%	6 Month EURIBOR	(1,263)
71,000	EUR	6/3/2045	JPMF (c)	Receive	1.50%	6 Month EURIBOR	(2,865)
600,000	EUR	6/4/2045	JPMF (c)	Receive	1.57%	6 Month EURIBOR	(19,009)
632,000	EUR	6/5/2045	JPMF (c)	Receive	1.71%	6 Month EURIBOR	(9,808)
138,000	EUR	6/10/2045	JPMF (c)	Receive	1.80%	6 Month EURIBOR	(546)
54,000	GBP	6/10/2045	JPMF (c)	Receive	2.48%	6 Month GBP LIBOR	2,148
160,000	EUR	6/12/2045	JPMF (c)	Receive	1.97%	6 Month EURIBOR	2,587
7,000	GBP	6/12/2045	JPMF (c)	(Pay)	2.34%	6 Month GBP LIBOR	(432)
48,000	GBP	6/24/2045	JPMF (c)	(Pay)	2.30%	6 Month GBP LIBOR	(2,207)
162,000	EUR	6/28/2045	JPMF (c)	Receive	2.05%	6 Month EURIBOR	4,335
75,000	USD	7/6/2045	CSS (c)	Receive	2.98%	3 Month USD LIBOR	4,191
109,000	EUR	7/8/2045	CSS (c)	Receive	2.10%	6 Month EURIBOR	3,594
365,000	EUR	7/9/2045	CSS (c)	(Pay)	1.87%	6 Month EURIBOR	(1,670)
104,000	EUR	7/15/2045	CSS (c)	(Pay)	0.98%	6 Month EURIBOR	17,731
221,000	EUR	7/15/2045	CSS (c)	Receive	2.11%	6 Month EURIBOR	7,582
276,000	EUR	7/15/2045	CSS (c)	Receive	2.03%	6 Month EURIBOR	6,780
109,000	EUR	12/15/2045	JPMF (c)	Receive	0.76%	6 Month EURIBOR	(25,792)
73,698	EUR	12/15/2045	JPMF (c)	Receive	0.86%	6 Month EURIBOR	(15,441)
75,000	EUR	12/15/2045	JPMF (c)	Receive	1.20%	6 Month EURIBOR	(8,530)
15,000	EUR	12/16/2045	JPMF (c)	Receive	0.85%	6 Month EURIBOR	(3,175)
81,000	EUR	12/20/2045	CSS (c)	(Pay)	1.87%	6 Month EURIBOR	(556)
150,000	EUR	12/20/2045	CSS (c)	(Pay)	1.89%	6 Month EURIBOR	(1,289)
164,000	EUR	12/20/2045	CSS (c)	(Pay)	1.84%	6 Month EURIBOR	(514)
119,000	GBP	12/20/2045	CSS (c)	(Pay)	2.25%	6 Month GBP LIBOR	(881)
119,000	GBP	12/20/2045	CSS (c)	(Pay)	2.30%	6 Month GBP LIBOR	(1,831)
258,000	EUR	2/24/2046	JPMF (c)	Receive	1.56%	6 Month EURIBOR	(15,425)
311,000	EUR	3/14/2046	JPMF (c)	Receive	0.78%	6 Month EURIBOR	(72,955)
45,000	USD	3/17/2046	JPMF (c)	Receive	2.65%	3 Month USD LIBOR	(1,259)
72,000	GBP	3/23/2046	CSS (c)	(Pay)	2.48%	6 Month GBP LIBOR	(7,103)
5,000	GBP	3/23/2046	JPMF (c)	(Pay)	2.05%	6 Month GBP LIBOR	254
43,000	GBP	3/23/2046	JPMF (c)	(Pay)	1.97%	6 Month GBP LIBOR	3,347
7,000	GBP	3/23/2046	JPMF (c)	Receive	1.94%	6 Month GBP LIBOR	(623)

See accompanying notes to the financial statements.	33

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
37,000	GBP	3/23/2046	JPMF (c)	(Pay)	2.52%	6 Month GBP LIBOR	$(4,100)
123,000	EUR	3/29/2046	JPMF (c)	Receive	0.93%	6 Month EURIBOR	(23,703)
150,000	EUR	6/20/2046	CSS (c)	(Pay)	1.88%	6 Month EURIBOR	(1,544)
141,000	EUR	6/20/2046	CSS (c)	(Pay)	1.79%	6 Month EURIBOR	201
187,991	EUR	9/5/2046	JPMF (c)	(Pay)	0.98%	6 Month EURIBOR	18,246
150,000	EUR	9/19/2046	CSS (c)	(Pay)	1.79%	6 Month EURIBOR	(24)
70,000	EUR	12/19/2046	CSS (c)	(Pay)	1.85%	6 Month EURIBOR	(535)
72,000	EUR	12/19/2046	CSS (c)	(Pay)	1.92%	6 Month EURIBOR	(1,156)
109,000	GBP	12/19/2046	CSS (c)	(Pay)	2.36%	6 Month GBP LIBOR	(3,099)
200,049	EUR	2/3/2047	JPMF (c)	(Pay)	0.97%	6 Month EURIBOR	19,080
224,000	EUR	3/3/2047	JPMF (c)	(Pay)	0.97%	6 Month EURIBOR	21,268
326,000	EUR	5/24/2047	JPMF (c)	(Pay)	0.97%	6 Month EURIBOR	30,647
293,000	EUR	7/26/2047	JPMF (c)	(Pay)	0.97%	6 Month EURIBOR	27,342
395,800	EUR	8/23/2047	JPMF (c)	Receive	0.92%	6 Month EURIBOR	(62,261)
57,960	EUR	8/23/2047	JPMF (c)	Receive	1.55%	6 Month EURIBOR	(3,105)
644,100	EUR	3/14/2048	JPMF (c)	Receive	0.87%	6 Month EURIBOR	(65,384)
203,000	EUR	6/17/2048	CSS (c)	(Pay)	1.83%	6 Month EURIBOR	(2,240)
58,000	EUR	12/16/2048	CSS (c)	(Pay)	1.77%	6 Month EURIBOR	(310)
58,000	EUR	12/16/2048	CSS (c)	(Pay)	1.76%	6 Month EURIBOR	(210)
155,025	EUR	3/16/2056	JPMF (c)	Receive	0.89%	6 Month EURIBOR	(38,833)

							$(24,388)

						Premiums to (Pay) Receive	$(31,627)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

(c)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 109.

34	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Short-Term Investments	52.1%
Debt Obligations	45.6
Options Purchased	1.7
Forward Currency Contracts	0.2
Loan Participations	0.1
Futures Contracts	0.0 ^
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Reverse Repurchase Agreements	(0.1)
Swap Contracts	(0.3)
Written/Credit Linked Options	(0.9)
Other	1.6

100.0%

Country/Region Summary**	% of Investments
United States	108.1%
Australia	6.4
Emerging***	5.8
Denmark	4.9
Mexico	3.2
Switzerland	(1.8)
Euro Region****	(11.1)
United Kingdom	(15.5)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is associated only with investments in GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Mexico, Russia, Brazil, Turkey, Indonesia, Venezuela, Argentina, Hungary, China and Philippines. Additional information about Emerging Country Debt Fund’s emerging country exposure is available in the country/region summary of its financial statements.

****	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

^	Rounds to 0.00%.

35

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 27.0%

		Albania — 3.8%
		Foreign Government Obligations
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	10,196,796

		Mexico — 0.2%
		Foreign Government Obligations
EUR	700,000	United Mexican States, 4.00%, due 03/15/2115	671,705

		United States — 23.0%
		Asset-Backed Securities — 0.1%
USD	74,959	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.59%, due 01/25/36	64,839
USD	323,127	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	306,971

			371,810

		Corporate Debt — 2.6%
USD	1,346,000	Apple, Inc., 3.45%, due 02/09/45	1,134,810
USD	1,000,000	Bank of America Corp., 3.30%, due 01/11/23	987,430
EUR	2,133,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	1,998,971
USD	322,000	Exxon Mobil Corp., 3.57%, due 03/06/45	299,739
USD	1,000,000	Goldman Sachs Group, Inc. (The), 3.63%, due 01/22/23	1,007,980
USD	1,000,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	984,900
USD	553,000	Microsoft Corp., 4.00%, due 02/12/55	497,285

		Total Corporate Debt	6,911,115

		U.S. Government — 20.3%
USD	6,028,500	U.S. Treasury Bond, 2.75%, due 11/15/42	5,774,489
USD	23,671,100	U.S. Treasury Bond, 3.13%, due 11/15/41 (b)	24,542,741
USD	4,804,000	U.S. Treasury Bond, 3.13%, due 02/15/42	4,973,389
USD	10,000,000	U.S. Treasury Bond, 3.13%, due 02/15/43	10,298,960
USD	4,591,700	U.S. Treasury Bond, 3.63%, due 02/15/44	5,191,610
USD	6,586,800	U.S. Treasury Strip Principal, due 11/15/41	2,965,687
USD	862,800	U.S. Treasury Strip Principal, due 02/15/42	384,524
USD	81,500	U.S. Treasury Strip Principal, due 11/15/42	35,215
USD	1,518,300	U.S. Treasury Strip Principal, due 02/15/44	632,643

		Total U.S. Government	54,799,258

		Total United States	62,082,183

		TOTAL DEBT OBLIGATIONS (COST $75,138,194)	72,950,684

Shares / Principal Amount		Description	Value ($)
		MUTUAL FUNDS — 62.4%

		United States
		Affiliated Issuers
	1,099,869	GMO Debt Opportunities Fund, Class VI	27,320,749
	1,486,056	GMO Emerging Country Debt Fund, Class IV	13,523,112
	4,132,517	GMO U.S. Treasury Fund	103,312,921
	1,571,292	GMO World Opportunity Overlay Fund	24,575,000

		TOTAL MUTUAL FUNDS (COST $162,262,829)	168,731,782

		OPTIONS PURCHASED — 1.7%

		Currency Options — 0.3%
EUR	8,926,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	5,439
EUR	5,246,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	5,940
EUR	2,584,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	10,897
EUR	4,303,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	18,600
EUR	6,210,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	39,330
EUR	255,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	87,990
EUR	180,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	62,111
EUR	77,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	26,570
EUR	5,035,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	17,402
EUR	7,048,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	74,605
EUR	2,515,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	164,676
EUR	2,515,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	43,597
EUR	5,030,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	22,177
EUR	255,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	87,991
EUR	253,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	88,010
USD	2,228,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	36,096
USD	1,140,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	52,169
USD	1,143,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	49,235

36	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
USD	1,140,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	23,284
USD	1,143,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	25,267

		Total Currency Options	941,386

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 1.4%
USD	1,871,000	09/21/2015	Call-OTC 30 Year Interest Rate Swap	3 month USD LIBOR	Receive	2.40%	JPM	3,044
USD	1,871,000	09/21/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.40%	JPM	130,265
USD	943,000	09/23/2015	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.39%	JPM	1,545
USD	943,000	09/23/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.39%	JPM	69,330
EUR	2,038,000	11/20/2015	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.28%	MSCI	235,596
EUR	5,058,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	449,912
USD	7,312,000	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	96,891
USD	7,312,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	258,516
EUR	2,008,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	85,005
EUR	6,127,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	239,663
GBP	4,239,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	140,646
EUR	3,270,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	203,499
EUR	3,737,000	03/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.88%	GS	178,562
GBP	15,911,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	361,788
EUR	3,270,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	213,961
GBP	3,601,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	83,328
EUR	3,270,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	223,289
EUR	3,270,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	231,472
EUR	9,580,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	450,219

				Total Options on Interest Rate Swaps				3,656,531

				TOTAL OPTIONS PURCHASED (COST $5,459,927)				4,597,917

See accompanying notes to the financial statements.	37

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.5%

	Money Market Funds — 0.5%
1,316,387	State Street Institutional Treasury Plus Money Market Fund-Premier Class , 0.00% (c)	1,316,387

	U.S. Government — 8.0%
7,400,000	U.S. Treasury Bill, 0.00%, due 10/01/15 (d) (e)	7,399,985
11,650,000	U.S. Treasury Bill, 0.04%, due 12/17/15 (d)	11,648,602
2,500,000	U.S. Treasury Note, 0.25%, due 11/30/15	2,500,325

	Total U.S. Government	21,548,912

	TOTAL SHORT-TERM INVESTMENTS (COST $22,864,936)	22,865,299

	TOTAL INVESTMENTS — 99.6% (Cost $265,725,886)	269,145,682
	Other Assets and Liabilities (net) — 0.4%	1,170,901

	TOTAL NET ASSETS — 100.0%	$270,316,583

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	4,383,717	USD	1,285,321	$153,892
02/17/2016	GS	CHF	13,436,325	USD	14,560,049	570,402
03/03/2016	GS	CHF	1,031,800	USD	1,054,579	(20,397)
10/23/2015	JPM	EUR	15,688,000	USD	16,917,638	(700,404)
10/26/2015	BCLY	EUR	2,897,000	USD	3,298,831	45,263
10/26/2015	BOA	EUR	1,244,231	USD	1,394,827	(2,547)
10/26/2015	DB	EUR	1,244,419	USD	1,391,167	(6,417)
10/26/2015	GS	EUR	1,244,355	USD	1,390,275	(7,237)
10/26/2015	JPM	EUR	4,139,000	USD	4,578,236	(70,199)
10/26/2015	MSCI	EUR	1,244,418	USD	1,394,333	(3,250)
10/30/2015	JPM	EUR	782,000	USD	896,782	18,474
11/02/2015	JPM	EUR	1,971,000	USD	2,244,338	30,490
11/16/2015	JPM	EUR	13,011,000	USD	15,010,791	393,056
02/08/2016	GS	EUR	1,734,000	USD	1,875,730	(75,613)
02/09/2016	DB	EUR	749,000	USD	810,793	(32,105)
02/17/2016	GS	EUR	724,000	USD	783,440	(31,454)
03/14/2016	GS	EUR	2,673,000	USD	2,854,898	(155,387)
03/14/2016	JPM	EUR	2,306,000	USD	2,502,863	(94,113)
03/16/2016	JPM	EUR	2,264,000	USD	2,422,471	(127,327)
03/27/2017	DB	EUR	101,000	USD	110,797	(4,428)
11/07/2017	GS	EUR	4,716,000	USD	5,177,932	(255,760)
09/28/2015	DB	GBP	157,000	USD	243,978	3,097
09/28/2015	GS	GBP	1,143,000	USD	1,763,803	10,129
09/28/2015	JPM	GBP	84,410	USD	130,884	1,376
11/18/2015	GS	GBP	4,893,000	USD	7,156,013	(349,146)
12/18/2015	GS	GBP	3,235,000	USD	4,794,705	(166,644)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/28/2015	GS	USD	1,819,057	GBP	1,159,545	$(39,997)
09/28/2015	JPM	USD	743,180	GBP	478,000	(9,798)
10/23/2015	JPM	USD	17,286,746	EUR	15,789,000	444,721
10/26/2015	JPM	USD	2,763,251	EUR	2,366,000	(106,040)
10/30/2015	JPM	USD	1,337,103	EUR	1,173,000	(19,641)
11/02/2015	JPM	USD	2,240,266	EUR	1,971,000	(26,418)
11/16/2015	DB	USD	1,496,300	EUR	1,362,000	33,894
11/16/2015	JPM	USD	8,332,232	EUR	7,771,000	398,412
11/18/2015	GS	USD	7,239,875	GBP	4,893,000	265,283
12/18/2015	GS	USD	4,783,694	GBP	3,235,000	177,656
02/08/2016	GS	USD	1,845,843	EUR	1,734,000	105,500
02/09/2016	DB	USD	61,611	EUR	57,000	2,534
02/17/2016	GS	USD	8,873,543	CHF	8,324,000	(206,752)
03/14/2016	GS	USD	2,851,423	EUR	2,673,000	158,862
03/14/2016	JPM	USD	2,447,127	EUR	2,306,000	149,849
03/16/2016	JPM	USD	2,428,480	EUR	2,264,000	121,318
03/24/2016	JPM	USD	1,283,949	BRL	4,383,717	(152,520)
03/24/2016	JPM	USD	139,446	EUR	127,000	3,613
03/29/2016	GS	USD	88,766	EUR	81,000	2,487
03/29/2016	JPM	USD	85,928	EUR	77,900	1,833
11/07/2017	GS	USD	5,205,049	EUR	4,716,000	228,643

						$657,190

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3	U.S. Long Bond (CBT)	December 2015	$463,875	$254
9	U.S. Treasury Note 10 Yr.	December 2015	1,143,562	(2,614)
12	U.S. Treasury Note 5 Yr. (CBT)	December 2015	1,433,250	(5,267)
2	U.S. Ultra Bond	December 2015	316,813	75

			$3,357,500	$(7,552)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

38	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	255,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	$86,778	$(50,791)
Call	EUR	180,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	26,060	(51,507)
Call	EUR	77,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	10,775	(21,385)
Call	EUR	5,035,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	76,461	(135,403)
Call	EUR	5,030,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	72,550	(116,433)
Call	EUR	255,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	41,051	(80,837)
Call	EUR	253,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	51,634	(96,528)

					$365,309	$(552,884)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Market Value
EUR	2,038,000	11/20/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.81%	MSCI	$29,094	$(82,817)
EUR	1,899,375	12/14/2015	Call-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Receive	0.69%	MSCI	39,332	(3,129)
EUR	1,899,375	12/14/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.69%	MSCI	39,332	(103,890)
EUR	4,984,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	147,231	(47,807)
EUR	5,007,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	133,614	(59,602)
GBP	4,239,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.95%	MSCI	231,743	(234,587)
GBP	15,911,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.89%	GS	843,946	(686,367)
EUR	1,635,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	56,842	(41,252)
GBP	3,601,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.91%	GS	200,467	(166,396)
EUR	3,270,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	121,883	(88,793)
EUR	3,270,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	128,220	(96,352)
EUR	9,580,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	319,105	(264,885)

								$2,290,809	$(1,875,877)

See accompanying notes to the financial statements.	39

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
3,697,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$32,488
1,837,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	12,719
1,840,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	10,222
1,745,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	7,573
4,129,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	22,173

						$85,175

					Premiums to (Pay) Receive	$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
181,029,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$536
181,045,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	520
181,045,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	514
181,045,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	510
181,045,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	401
181,045,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	467
181,045,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	471
181,045,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	458
181,045,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	460
181,045,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	459
1,522,231,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,467)
1,518,997,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,611)
636,922,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,917)
329,880,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	279
329,880,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	282
329,880,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(121)
329,880,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	283
329,880,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	265
199,979,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	375
199,979,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14
199,979,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	389
199,979,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	382
199,979,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	382
303,553,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(856)
303,553,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(689)
303,553,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(471)
303,553,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(617)
303,553,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(667)

40	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
252,899,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$616
252,899,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	626
252,899,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	636
252,899,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	345
252,899,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	490
252,899,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	268
252,899,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	275
252,899,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	281
252,899,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(19)
252,899,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	127
303,478,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(353)
303,478,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(340)
303,478,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(331)
303,478,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(686)
303,478,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(509)
199,979,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	376
199,979,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	372
199,979,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	130
199,979,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	240
199,979,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	347
199,311,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(418)
329,880,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	273
329,880,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(340)
329,880,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(156)
329,880,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	245
199,311,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(443)
329,880,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	238
199,311,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(443)
199,311,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(691)
199,311,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(468)
124,343,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,125)
124,343,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,124)
124,343,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,273)
124,343,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,126)
124,343,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,123)
124,343,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,121)
124,343,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,269)
124,343,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,125)
124,343,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,122)
124,343,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,122)
94,497,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(979)
94,497,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(979)
94,497,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(976)
94,497,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(976)

See accompanying notes to the financial statements.	41

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
94,497,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,089)
94,497,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,089)
94,497,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(978)
94,497,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(978)
94,497,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(973)
94,497,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(973)
94,497,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,089)
94,497,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,089)
742,505,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,424)
737,358,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(8,953)
94,497,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(954)
94,497,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(954)
94,497,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(950)
94,497,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(950)
94,497,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(946)
94,497,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(946)
94,497,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,059)
94,497,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,059)
173,249,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,787)
173,249,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,654)
173,249,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,646)
173,249,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,638)
173,249,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,845)
173,249,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,589)
173,249,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,589)
173,249,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,589)
173,249,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,577)
173,249,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,577)
188,999,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,529)
188,999,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,529)
188,999,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,497)
188,999,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,497)
188,999,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,473)
237,749,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,242)
237,749,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,548)
237,749,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,225)
237,749,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,221)
237,749,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,217)
237,749,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,524)
239,289,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,639)
239,289,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,636)
239,289,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,632)
239,289,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,946)
239,289,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,621)

42	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
239,289,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(5,620)
188,999,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,112)
188,999,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,365)
188,999,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,118)
188,999,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,119)
188,999,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,126)
188,999,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,254)
32,995,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(12,804)
188,999,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,127)
17,678,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(18,806)
188,999,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,128)
188,999,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,382)
188,999,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,133)
11,408,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(23,870)
217,205,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,056)
217,205,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,057)
217,205,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,346)
11,616,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(51,180)
217,205,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,062)
217,205,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,070)
217,205,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,071)
217,205,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,373)
217,205,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,072)
217,205,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,731)
217,205,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,740)
217,205,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,745)
217,205,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,752)
217,205,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,757)
217,205,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,759)
217,205,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,056)
151,375,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,200)
151,375,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,207)
151,375,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,211)
151,375,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,424)
151,375,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,225)
151,375,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,226)
151,375,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,250)
151,375,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,258)
26,669,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	66,875
16,406,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	89,652
13,428,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	66,864
15,298,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	62,196
7,881,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	37,990
20,319,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	109,840

See accompanying notes to the financial statements.	43

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
8,051,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	$37,057
1,162,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(6,750)
2,133,000	EUR	3/16/2015	3/16/2035	GS	3 Month EURIBOR	3 Month USD LIBOR	8,542
700,000	EUR	4/15/2015	4/15/2045	GS	3 Month EURIBOR	3 Month USD LIBOR	(21,458)

							$ 49,375

					Premiums to (Pay) Receive		$(457,495)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
For EURIBOR, Fund pays 3 month EURIBOR adjusted by a spread. Spreads range from (0.18)% to (0.25)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
881,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	$(12,602)
1,466,000	GBP	3/27/2020	GS	(Pay)	2.73%	U.K. Retail Price Index	15,929
881,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(566)
1,466,000	GBP	3/27/2025	GS	Receive	3.01%	U.K. Retail Price Index	(9,170)

							$(6,409)

					Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
2,279,000	GBP	3/20/2019	BCI (f)	Receive	1.18%	6 Month GBP LIBOR	$(20,254)
24,118,000	DKK	2/25/2020	CSS (f)	Receive	0.39%	6 Month DKK CIBOR	(43,842)
14,620,000	DKK	2/27/2020	CSS (f)	Receive	0.32%	6 Month DKK CIBOR	(32,750)
24,446,000	DKK	3/2/2020	CSS (f)	Receive	0.34%	6 Month DKK CIBOR	(51,684)
24,845,000	DKK	3/2/2020	CSS (f)	Receive	0.33%	6 Month DKK CIBOR	(55,436)
7,588,000	DKK	3/6/2020	CSS (f)	Receive	0.36%	6 Month DKK CIBOR	(15,357)
14,403,000	DKK	3/9/2020	CSS (f)	Receive	0.38%	6 Month DKK CIBOR	(27,626)
14,535,000	DKK	3/10/2020	CSS (f)	Receive	0.41%	6 Month DKK CIBOR	(24,737)
16,995,000	DKK	3/20/2020	CSS (f)	Receive	0.37%	6 Month DKK CIBOR	(34,395)
756,000	GBP	6/12/2020	BCI (f)	Receive	1.59%	6 Month GBP LIBOR	2,599
9,800,000	EUR	12/16/2020	CSS (f)	Receive	0.55%	6 Month EURIBOR	29,491
2,898,000	EUR	12/16/2020	CSS (f)	(Pay)	0.48%	6 Month EURIBOR	3,125
2,832,000	USD	12/16/2020	CSS (f)	(Pay)	1.92%	3 Month USD LIBOR	(18,610)
2,850,000	USD	1/29/2023	CSS (f)	(Pay)	2.30%	3 Month USD LIBOR	(53,820)

44	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
28,285,000	MXN	10/11/2024	BCI (f)	Receive	6.18%	TIIE	$(10,646)
25,400,000	MXN	10/16/2024	BCI (f)	Receive	6.03%	TIIE	(27,173)
26,400,000	MXN	10/18/2024	BCI (f)	Receive	6.12%	TIIE	(17,627)
6,200,000	MXN	10/24/2024	BCI (f)	Receive	6.17%	TIIE	(2,792)
24,800,000	MXN	10/25/2024	BCI (f)	Receive	6.19%	TIIE	(8,976)
12,119,000	MXN	10/28/2024	BCI (f)	Receive	6.13%	TIIE	(7,715)
2,300,000	AUD	11/6/2024	BCI (f)	Receive	4.35%	6 Month AUD BBSW	57,464
6,300,000	AUD	11/7/2024	BCI (f)	Receive	4.31%	6 Month AUD BBSW	150,570
148,000	AUD	11/11/2024	BCI (f)	Receive	4.33%	6 Month AUD BBSW	3,630
5,200,000	AUD	11/13/2024	BCI (f)	Receive	4.31%	6 Month AUD BBSW	123,201
5,560,000	GBP	1/21/2025	BCI (f)	(Pay)	1.45%	SONIA Index	234,959
3,341,000	AUD	5/7/2025	BCI (f)	Receive	3.76%	6 Month AUD BBSW	15,474
3,730,000	AUD	5/8/2025	BCI (f)	Receive	3.78%	6 Month AUD BBSW	19,733
1,879,000	AUD	5/8/2025	BCI (f)	Receive	3.80%	6 Month AUD BBSW	10,917
2,039,000	AUD	5/11/2025	BCI (f)	Receive	3.71%	6 Month AUD BBSW	6,413
3,753,000	USD	5/13/2025	CSS (f)	Receive	2.29%	3 Month USD LIBOR	16,379
1,271,000	AUD	6/10/2025	BCI (f)	(Pay)	3.99%	6 Month AUD BBSW	(14,146)
2,784,000	USD	6/11/2025	CSS (f)	Receive	2.53%	3 Month USD LIBOR	69,838
1,608,000	AUD	7/10/2025	CSS (f)	(Pay)	3.80%	6 Month AUD BBSW	(8,233)
4,879,000	AUD	8/13/2025	CSS (f)	(Pay)	3.69%	6 Month AUD BBSW	(7,176)
14,280,000	USD	8/15/2025	BCI (f)	(Pay)	0.00%	3 Month USD LIBOR	(582,929)
860,000	USD	9/23/2025	CSS (f)	(Pay)	2.48%	3 Month USD LIBOR	(15,069)
606,000	USD	9/23/2025	CSS (f)	(Pay)	2.39%	3 Month USD LIBOR	(5,894)
2,191,000	USD	9/23/2025	CSS (f)	(Pay)	2.54%	3 Month USD LIBOR	(50,952)
1,235,000	USD	9/23/2025	CSS (f)	(Pay)	2.62%	3 Month USD LIBOR	(37,952)
8,500,000	EUR	12/17/2025	CSS (f)	(Pay)	1.87%	6 Month EURIBOR	(35,935)
4,538,000	USD	12/17/2025	CSS (f)	(Pay)	2.43%	3 Month USD LIBOR	(33,702)
2,190,000	EUR	3/30/2030	CSS (f)	(Pay)	0.74%	6 Month EURIBOR	219,598
3,574,000	GBP	5/20/2030	BCI (f)	Receive	2.69%	6 Month GBP LIBOR	42,296
1,526,000	EUR	7/1/2030	CSS (f)	(Pay)	2.28%	6 Month EURIBOR	(6,251)
1,133,000	EUR	9/15/2030	CSS (f)	(Pay)	0.78%	6 Month EURIBOR	114,114
316,000	EUR	12/18/2030	CSS (f)	Receive	1.52%	6 Month EURIBOR	2,945
234,000	EUR	12/18/2030	CSS (f)	Receive	1.54%	6 Month EURIBOR	3,102
224,000	EUR	12/18/2030	CSS (f)	Receive	1.49%	6 Month EURIBOR	1,347
275,000	EUR	12/18/2030	CSS (f)	Receive	1.51%	6 Month EURIBOR	2,303
2,303,000	USD	3/17/2031	CSS (f)	(Pay)	2.58%	3 Month USD LIBOR	13,377
274,000	EUR	6/18/2031	CSS (f)	Receive	1.49%	6 Month EURIBOR	(1,524)
750,000	AUD	12/23/2034	BCI (f)	Receive	4.41%	6 Month AUD BBSW	14,651
369,000	AUD	12/30/2034	CSS (f)	Receive	4.37%	6 Month AUD BBSW	6,424
369,000	AUD	1/7/2035	BCI (f)	Receive	4.11%	6 Month AUD BBSW	1,978
381,000	AUD	1/8/2035	JPMF (f)	Receive	4.00%	6 Month AUD BBSW	233
759,000	AUD	1/9/2035	JPMF (f)	Receive	3.96%	6 Month AUD BBSW	(942)
1,134,000	AUD	1/13/2035	JPMF (f)	Receive	3.96%	6 Month AUD BBSW	(1,803)

See accompanying notes to the financial statements.	45

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
761,000	AUD	1/13/2035	JPMF (f)	Receive	3.95%	6 Month AUD BBSW	$(1,386)
383,000	CHF	1/13/2035	CSS (f)	(Pay)	1.33%	6 Month CHF LIBOR	(8,230)
769,000	CHF	1/13/2035	CSS (f)	(Pay)	1.22%	6 Month CHF LIBOR	(8,065)
764,000	AUD	1/14/2035	JPMF (f)	Receive	3.91%	6 Month AUD BBSW	(2,982)
389,000	CHF	1/15/2035	CSS (f)	(Pay)	1.35%	6 Month CHF LIBOR	(9,097)
771,000	AUD	1/16/2035	BCI (f)	Receive	3.82%	6 Month AUD BBSW	(6,219)
1,570,000	CHF	1/16/2035	CSS (f)	(Pay)	1.35%	6 Month CHF LIBOR	(36,714)
379,000	AUD	1/20/2035	BCI (f)	Receive	3.76%	6 Month AUD BBSW	(4,110)
758,000	AUD	1/21/2035	BCI (f)	Receive	3.75%	6 Month AUD BBSW	(8,304)
1,965,000	AUD	3/4/2035	BCI (f)	Receive	3.68%	6 Month AUD BBSW	(28,203)
1,076,000	AUD	3/4/2035	BCI (f)	Receive	3.66%	6 Month AUD BBSW	(16,336)
4,672,000	CHF	3/4/2035	CSS (f)	(Pay)	1.14%	6 Month CHF LIBOR	(17,089)
190,000	CHF	3/5/2035	CSS (f)	(Pay)	1.16%	6 Month CHF LIBOR	(997)
1,359,000	AUD	3/6/2035	BCI (f)	Receive	3.70%	6 Month AUD BBSW	(18,124)
1,444,000	AUD	3/10/2035	BCI (f)	Receive	3.75%	6 Month AUD BBSW	(15,930)
1,988,000	AUD	3/10/2035	BCI (f)	Receive	3.75%	6 Month AUD BBSW	(21,703)
2,133,000	EUR	3/16/2035	CSS (f)	(Pay)	1.05%	6 Month EURIBOR	182,216
1,848,000	AUD	3/19/2035	BCI (f)	Receive	3.51%	6 Month AUD BBSW	(41,181)
1,662,000	EUR	3/30/2035	CSS (f)	(Pay)	0.82%	6 Month EURIBOR	238,361
2,624,000	CHF	5/6/2035	CSS (f)	Receive	0.92%	6 Month CHF LIBOR	(46,107)
1,047,000	CHF	5/7/2035	CSS (f)	Receive	0.98%	6 Month CHF LIBOR	(12,881)
1,726,000	USD	12/19/2035	CSS (f)	(Pay)	2.72%	3 Month USD LIBOR	(12,136)
6,139,000	USD	11/15/2041	CSS (f)	(Pay)	2.51%	3 Month USD LIBOR	225,787
3,530,000	USD	11/15/2041	BCI (f)	(Pay)	2.38%	3 Month USD LIBOR	222,430
3,530,000	USD	11/15/2041	BCI (f)	(Pay)	2.32%	3 Month USD LIBOR	263,247
5,011,000	USD	11/15/2041	CSS (f)	(Pay)	2.44%	3 Month USD LIBOR	252,961
12,048,000	USD	11/15/2041	CSS (f)	(Pay)	2.33%	3 Month USD LIBOR	856,425
5,666,800	USD	2/15/2042	CSS (f)	(Pay)	2.56%	3 Month USD LIBOR	151,397
6,110,000	USD	11/15/2042	CSS (f)	(Pay)	2.61%	3 Month USD LIBOR	111,316
10,200,000	USD	2/15/2043	CSS (f)	(Pay)	3.04%	3 Month USD LIBOR	(693,667)
6,110,000	USD	2/15/2044	CSS (f)	(Pay)	2.62%	3 Month USD LIBOR	119,412
2,175,000	EUR	12/24/2044	CSS (f)	(Pay)	1.96%	6 Month EURIBOR	(30,349)
1,372,000	EUR	12/31/2044	CSS (f)	(Pay)	1.96%	6 Month EURIBOR	(18,437)
1,346,000	USD	2/9/2045	CSS (f)	(Pay)	2.18%	3 Month USD LIBOR	154,770
5,634,300	EUR	2/11/2045	CSS (f)	(Pay)	0.90%	6 Month EURIBOR	651,901
658,000	USD	2/12/2045	CSS (f)	(Pay)	2.46%	3 Month USD LIBOR	35,478
3,917,600	EUR	3/3/2045	CSS (f)	(Pay)	0.94%	6 Month EURIBOR	672,727
447,000	GBP	3/6/2045	BCI (f)	Receive	2.52%	6 Month GBP LIBOR	20,240
322,000	USD	3/6/2045	CSS (f)	(Pay)	2.61%	3 Month USD LIBOR	7,427
480,000	EUR	3/11/2045	CSS (f)	(Pay)	1.47%	6 Month EURIBOR	21,887
1,964,000	EUR	3/11/2045	CSS (f)	(Pay)	1.50%	6 Month EURIBOR	82,049
1,579,000	EUR	3/11/2045	CSS (f)	(Pay)	1.55%	6 Month EURIBOR	56,409
700,000	EUR	3/15/2045	CSS (f)	(Pay)	0.84%	6 Month EURIBOR	145,205
2,411,562	EUR	3/23/2045	CSS (f)	Receive	0.88%	6 Month EURIBOR	(472,939)

46	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
627,000	EUR	3/24/2045	CSS (f)	Receive	0.98%	6 Month EURIBOR	$(104,719)
602,000	EUR	3/24/2045	CSS (f)	Receive	0.89%	6 Month EURIBOR	(116,989)
1,843,000	USD	3/26/2045	JPMF (f)	(Pay)	2.51%	3 Month USD LIBOR	82,392
587,000	GBP	3/27/2045	BCI (f)	Receive	2.11%	6 Month GBP LIBOR	(9,481)
2,316,000	EUR	3/30/2045	CSS (f)	Receive	0.86%	6 Month EURIBOR	(468,423)
1,440,000	USD	3/30/2045	CSS (f)	(Pay)	2.63%	3 Month USD LIBOR	50,255
1,111,000	USD	3/31/2045	CSS (f)	Receive	2.37%	3 Month USD LIBOR	(82,679)
755,000	EUR	4/15/2045	CSS (f)	Receive	1.06%	6 Month EURIBOR	(111,109)
220,000	EUR	4/24/2045	CSS (f)	Receive	0.89%	6 Month EURIBOR	(42,511)
4,710,000	EUR	5/6/2045	CSS (f)	Receive	1.35%	6 Month EURIBOR	(279,389)
1,649,000	USD	5/6/2045	CSS (f)	Receive	2.96%	3 Month USD LIBOR	(10,280)
1,768,000	USD	5/6/2045	CSS (f)	Receive	2.94%	3 Month USD LIBOR	(12,703)
1,625,000	GBP	5/7/2045	BCI (f)	Receive	2.44%	6 Month GBP LIBOR	53,569
813,000	GBP	5/7/2045	BCI (f)	Receive	2.49%	6 Month GBP LIBOR	32,592
606,000	USD	5/7/2045	CSS (f)	Receive	3.01%	3 Month USD LIBOR	(3,824)
1,212,000	GBP	5/8/2045	BCI (f)	Receive	2.35%	6 Month GBP LIBOR	24,150
462,000	GBP	5/13/2045	BCI (f)	Receive	2.47%	6 Month GBP LIBOR	17,529
303,000	EUR	5/14/2045	CSS (f)	Receive	1.60%	6 Month EURIBOR	(8,703)
797,000	GBP	5/14/2045	BCI (f)	Receive	2.49%	6 Month GBP LIBOR	32,486
1,514,000	USD	5/15/2045	CSS (f)	Receive	3.20%	3 Month USD LIBOR	26,223
1,066,000	EUR	5/20/2045	CSS (f)	Receive	1.66%	6 Month EURIBOR	(22,250)
1,096,000	EUR	5/27/2045	CSS (f)	Receive	1.60%	6 Month EURIBOR	(31,285)
631,000	EUR	5/27/2045	CSS (f)	Receive	1.61%	6 Month EURIBOR	(17,013)
371,000	EUR	6/4/2045	CSS (f)	Receive	1.57%	6 Month EURIBOR	(11,754)
2,986,000	EUR	6/5/2045	CSS (f)	Receive	1.71%	6 Month EURIBOR	(46,338)
30,000	EUR	6/10/2045	CSS (f)	Receive	1.80%	6 Month EURIBOR	(119)
1,357,000	GBP	6/10/2045	BCI (f)	Receive	2.48%	6 Month GBP LIBOR	53,985
1,282,000	EUR	6/12/2045	CSS (f)	Receive	1.97%	6 Month EURIBOR	20,726
166,000	GBP	6/12/2045	BCI (f)	(Pay)	2.34%	6 Month GBP LIBOR	(10,240)
1,895,000	EUR	6/28/2045	CSS (f)	Receive	2.05%	6 Month EURIBOR	50,712
1,550,000	GBP	6/28/2045	BCI (f)	(Pay)	2.43%	6 Month GBP LIBOR	(50,977)
1,154,000	EUR	7/3/2045	CSS (f)	Receive	2.05%	6 Month EURIBOR	30,770
1,178,000	USD	7/6/2045	CSS (f)	Receive	2.98%	3 Month USD LIBOR	65,833
1,465,000	EUR	7/8/2045	CSS (f)	Receive	2.10%	6 Month EURIBOR	48,301
3,401,000	EUR	7/9/2045	CSS (f)	(Pay)	1.87%	6 Month EURIBOR	(15,562)
805,000	EUR	7/10/2045	CSS (f)	(Pay)	1.79%	6 Month EURIBOR	4,398
3,608,000	EUR	7/15/2045	CSS (f)	Receive	2.03%	6 Month EURIBOR	88,627
2,685,000	EUR	7/15/2045	CSS (f)	Receive	2.11%	6 Month EURIBOR	92,115
1,013,000	EUR	7/15/2045	CSS (f)	(Pay)	0.98%	6 Month EURIBOR	172,701
714,970	EUR	12/15/2045	CSS (f)	Receive	0.86%	6 Month EURIBOR	(149,801)
1,057,000	EUR	12/15/2045	CSS (f)	Receive	0.76%	6 Month EURIBOR	(250,118)
142,000	EUR	12/16/2045	CSS (f)	Receive	0.85%	6 Month EURIBOR	(30,058)
2,285,000	EUR	12/20/2045	CSS (f)	(Pay)	1.87%	6 Month EURIBOR	(14,599)
2,380,000	EUR	12/20/2045	CSS (f)	(Pay)	1.80%	6 Month EURIBOR	3,314

See accompanying notes to the financial statements.	47

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
1,688,000	GBP	12/20/2045	CSS (f)	Receive	2.03%	6 Month GBP LIBOR	$(41,293)
2,250,000	GBP	12/20/2045	CSS (f)	(Pay)	2.30%	6 Month GBP LIBOR	(34,624)
3,487,000	GBP	12/20/2045	CSS (f)	(Pay)	2.07%	6 Month GBP LIBOR	64,865
1,791,000	GBP	12/20/2045	CSS (f)	(Pay)	2.25%	6 Month GBP LIBOR	(13,260)
700,000	GBP	12/20/2045	CSS (f)	Receive	2.23%	6 Month GBP LIBOR	3,644
2,529,000	EUR	2/24/2046	CSS (f)	Receive	1.56%	6 Month EURIBOR	(151,198)
252,000	EUR	3/16/2046	CSS (f)	Receive	1.08%	6 Month EURIBOR	(38,194)
695,000	USD	3/17/2046	CSS (f)	Receive	2.65%	3 Month USD LIBOR	(19,452)
144,000	EUR	3/23/2046	CSS (f)	Receive	0.90%	6 Month EURIBOR	(29,254)
75,000	GBP	3/23/2046	BCI (f)	(Pay)	2.05%	6 Month GBP LIBOR	3,806
104,000	GBP	3/23/2046	BCI (f)	Receive	1.94%	6 Month GBP LIBOR	(9,252)
679,000	GBP	3/23/2046	BCI (f)	(Pay)	1.97%	6 Month GBP LIBOR	52,859
1,182,000	GBP	3/23/2046	BCI (f)	(Pay)	2.48%	6 Month GBP LIBOR	(116,603)
553,000	GBP	3/23/2046	BCI (f)	(Pay)	2.52%	6 Month GBP LIBOR	(61,277)
1,218,000	EUR	3/29/2046	CSS (f)	Receive	0.93%	6 Month EURIBOR	(234,724)
2,293,000	EUR	6/20/2046	CSS (f)	(Pay)	1.79%	6 Month EURIBOR	3,271
2,441,000	EUR	6/20/2046	CSS (f)	(Pay)	1.88%	6 Month EURIBOR	(25,133)
539,280	EUR	10/17/2046	CSS (f)	(Pay)	0.97%	6 Month EURIBOR	52,062
1,610,000	EUR	12/19/2046	CSS (f)	(Pay)	1.92%	6 Month EURIBOR	(25,855)
1,558,000	EUR	12/19/2046	CSS (f)	(Pay)	1.85%	6 Month EURIBOR	(11,899)
3,635,000	EUR	3/3/2047	CSS (f)	(Pay)	0.97%	6 Month EURIBOR	345,128
917,700	EUR	5/24/2047	CSS (f)	Receive	1.55%	6 Month EURIBOR	(50,218)
3,995,900	EUR	8/23/2047	CSS (f)	Receive	0.92%	6 Month EURIBOR	(628,573)
2,027,000	EUR	8/23/2047	CSS (f)	Receive	1.55%	6 Month EURIBOR	(108,573)
2,060,000	EUR	11/22/2047	CSS (f)	Receive	1.55%	6 Month EURIBOR	(107,613)
2,531,000	EUR	6/17/2048	CSS (f)	(Pay)	1.83%	6 Month EURIBOR	(27,929)
1,507,532	EUR	3/16/2056	CSS (f)	Receive	0.89%	6 Month EURIBOR	(377,633)

							$313,504

					Premiums to (Pay) Receive		$(178,109)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

48	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
24,300,950	USD	9/30/2015	DB	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	$(39,529)
29,764,321	USD	10/30/2015	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(51,148)
113,941,477	USD	12/1/2015	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(192,949)
63,284,365	USD	7/31/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(105,582)
34,550,393	USD	7/31/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(57,643)

						$(446,851)

					Premiums to (Pay) Receive	$—

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	Security is backed by U.S. Treasury Bonds.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	Rate rounds to 0.00%.

(f)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 109.

See accompanying notes to the financial statements.	49

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	75.8%
Short-Term Investments	22.5
Options Purchased	2.0
Forward Currency Contracts	0.1
Loan Participations	0.1
Futures Contracts	0.0 ^
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Reverse Repurchase Agreements	(0.1)
Swap Contracts	(0.8)
Written/Credit Linked Options	(1.1)
Other	1.5

100.0%

Country/Region Summary**	% of Investments
Euro Region***	62.7%
Australia	12.3
United Kingdom	8.3
Denmark	6.5
Emerging****	5.4
Canada	3.7
Mexico	3.7
United States	1.6
Switzerland	(4.2)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****	The “Emerging” exposure is associated only with investments in GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Mexico, Russia, Brazil, Turkey, Indonesia, Venezuela, Argentina, Hungary, China and Philippines. Additional information about Emerging Country Debt Fund’s emerging country exposure is available in the country/region summary of its financial statements.

^	Rounds to 0.0%.

50

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 61.1%

		Belgium — 3.7%
		Foreign Government Obligations
EUR	1,030,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	1,419,988
EUR	670,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	1,145,648

		Total Belgium	2,565,636

		France — 3.6%
		Foreign Government Obligations
EUR	1,450,000	Government of France, 4.50%, due 04/25/41	2,455,826

		Germany — 3.9%
		Foreign Government Obligations
EUR	1,500,000	Republic of Deutschland, Reg S, 4.75%, due 07/04/34	2,655,356

		Italy — 18.6%
		Foreign Government Obligations
EUR	5,990,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	7,664,330
EUR	1,980,000	Buoni Poliennali Del Tesoro, 4.75%, due 05/01/17	2,390,142
EUR	2,010,000	Republic of Italy, Reg S, 4.00%, due 02/01/37	2,692,959

		Total Italy	12,747,431

		Netherlands — 2.9%
		Foreign Government Obligations
EUR	70,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	90,586
EUR	1,130,000	Netherlands Government Bond, 5.50%, due 01/15/28	1,900,600

		Total Netherlands	1,991,186

		Spain — 10.0%
		Foreign Government Obligations
EUR	1,230,000	Government of Spain, 2.10%, due 04/30/17	1,425,006
EUR	1,080,000	Government of Spain, Reg S, 4.20%, due 01/31/37	1,450,102
EUR	2,860,000	Government of Spain, Reg S, 5.50%, due 04/30/21	3,957,707

		Total Spain	6,832,815

		United Kingdom — 18.4%
		Foreign Government Obligations
GBP	1,110,000	United Kingdom Gilt, Reg. S, 1.75%, due 01/22/17	1,731,553
GBP	3,210,000	United Kingdom Gilt, Reg. S, 1.75%, due 07/22/19	5,031,649

Par Value / Shares / Principal Amount		Description	Value ($)
		United Kingdom — continued
		Foreign Government Obligations — continued
GBP	3,200,000	United Kingdom Gilt, Reg. S, 3.50%, due 01/22/45	5,838,123

		Total United Kingdom	12,601,325

		TOTAL DEBT OBLIGATIONS (COST $43,709,967)	41,849,575

		MUTUAL FUNDS — 30.8%

		United States
		Affiliated Issuers
	111,902	GMO Debt Opportunities Fund, Class VI	2,779,648
	349,002	GMO Emerging Country Debt Fund, Class IV	3,175,914
	312,000	GMO U.S. Treasury Fund	7,800,000
	471,798	GMO World Opportunity Overlay Fund	7,378,916

		TOTAL MUTUAL FUNDS (COST $18,656,854)	21,134,478

		OPTIONS PURCHASED — 2.0%

		Currency Options — 0.4%
EUR	2,615,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	1,593
EUR	1,539,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	1,743
EUR	763,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	3,218
EUR	1,267,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	5,477
EUR	1,836,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	11,628
EUR	76,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	26,225
EUR	23,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	7,936
EUR	53,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	18,288
USD	664,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	10,757
EUR	1,510,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	5,219
EUR	2,114,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	22,377
EUR	757,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	49,566
EUR	757,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	13,123
EUR	1,514,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	6,675

See accompanying notes to the financial statements.	51

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
USD	342,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	15,651
USD	342,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	14,732
USD	342,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	6,985
USD	342,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	7,560
EUR	76,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	26,225
EUR	75,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	26,090

		Total Currency Options	281,068

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 1.6%
USD	564,000	09/21/2015	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.40%	JPM	918
USD	564,000	09/21/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.40%	JPM	39,267
USD	284,000	09/23/2015	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.39%	JPM	465
USD	284,000	09/23/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.39%	JPM	20,880
EUR	604,000	11/20/2015	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.28%	MSCI	69,823
EUR	1,498,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	133,248
USD	2,193,000	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	29,059
USD	2,193,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	77,534
EUR	604,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	25,569
EUR	1,845,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	72,169
GBP	1,259,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	41,772
EUR	954,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	59,370
EUR	1,126,000	03/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.88%	GS	53,803
GBP	4,721,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	107,347
EUR	954,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	62,422

52	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — continued
GBP	1,065,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	24,644
EUR	954,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	65,143
EUR	954,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	67,530
EUR	2,844,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	133,656

				Total Options on Interest Rate Swaps				1,084,619

				TOTAL OPTIONS PURCHASED (COST $1,623,175)				1,365,687

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.6%

	Money Market Funds — 0.5%
318,167	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (a)	318,167

	U.S. Government — 6.1%
100,000	U.S. Treasury Bill, 0.00%, due 10/01/15 (b) (c)	100,000
4,000,000	U.S. Treasury Bill, 0.03%, due 10/22/15 (b) (d)	3,999,848
100,000	U.S. Treasury Bill, 0.04%, due 12/17/15 (b)	99,988

	Total U.S. Government	4,199,836

	TOTAL SHORT-TERM INVESTMENTS (COST $4,517,638)	4,518,003

	TOTAL INVESTMENTS — 100.5% (Cost $68,507,634)	68,867,743
	Other Assets and Liabilities (net) — (0.5%)	(366,865)

	TOTAL NET ASSETS — 100.0%	$68,500,878

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	1,321,662	USD	387,516	$46,398
02/17/2016	GS	CHF	3,657,800	USD	3,971,173	162,741
03/03/2016	GS	CHF	307,500	USD	314,289	(6,079)
10/23/2015	JPM	EUR	4,597,000	USD	4,957,343	(205,211)
10/26/2015	BCLY	EUR	575,000	USD	654,756	8,984
10/26/2015	BOA	EUR	7,081,676	USD	7,938,807	(14,495)
10/26/2015	DB	EUR	7,082,739	USD	7,917,971	(36,524)
10/26/2015	GS	EUR	7,082,384	USD	7,912,905	(41,192)
10/26/2015	JPM	EUR	1,214,000	USD	1,342,834	(20,588)
10/26/2015	MSCI	EUR	7,082,738	USD	7,935,995	(18,499)
10/30/2015	JPM	EUR	231,000	USD	264,906	5,457
11/02/2015	JPM	EUR	581,000	USD	661,573	8,988
11/16/2015	JPM	EUR	4,164,000	USD	4,783,887	105,673
02/08/2016	GS	EUR	513,000	USD	554,924	(22,376)
02/09/2016	DB	EUR	221,000	USD	239,233	(9,473)
02/17/2016	GS	EUR	214,000	USD	231,569	(9,297)
03/14/2016	GS	EUR	1,404,000	USD	1,500,876	(80,284)
03/14/2016	JPM	EUR	692,000	USD	751,076	(28,242)
03/16/2016	JPM	EUR	681,000	USD	728,670	(38,297)
03/27/2017	DB	EUR	30,000	USD	32,910	(1,315)
11/07/2017	GS	EUR	1,404,000	USD	1,541,522	(76,142)
09/28/2015	DB	GBP	7,451,000	USD	11,578,854	146,984
09/28/2015	GS	GBP	345,000	USD	532,382	3,057
09/28/2015	JPM	GBP	23,833	USD	36,955	389
11/18/2015	GS	GBP	1,489,000	USD	2,177,663	(106,249)
12/18/2015	GS	GBP	717,000	USD	1,048,684	(50,941)
09/28/2015	DB	USD	715,856	GBP	460,654	(9,087)
09/28/2015	GS	USD	734,525	GBP	473,000	(8,814)
09/28/2015	JPM	USD	219,223	GBP	141,000	(2,890)
10/23/2015	JPM	USD	5,225,755	EUR	4,776,000	137,821
10/26/2015	BOA	USD	829,203	EUR	739,676	1,514
10/26/2015	DB	USD	827,026	EUR	739,787	3,815
10/26/2015	GS	USD	826,497	EUR	739,750	4,302

See accompanying notes to the financial statements.	53

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/26/2015	JPM	USD	810,523	EUR	694,000	$(31,104)
10/26/2015	MSCI	USD	828,909	EUR	739,787	1,932
10/30/2015	JPM	USD	395,545	EUR	347,000	(5,810)
11/02/2015	JPM	USD	660,373	EUR	581,000	(7,787)
11/16/2015	DB	USD	449,329	EUR	409,000	10,178
11/16/2015	JPM	USD	1,837,767	EUR	1,716,000	90,142
11/18/2015	GS	USD	683,244	GBP	463,000	26,931
12/18/2015	GS	USD	360,439	GBP	246,000	16,838
02/08/2016	GS	USD	546,089	EUR	513,000	31,212
02/09/2016	DB	USD	18,375	EUR	17,000	756
02/17/2016	GS	USD	2,576,830	CHF	2,414,000	(63,420)
03/14/2016	GS	USD	855,534	EUR	802,000	47,665
03/14/2016	JPM	USD	734,350	EUR	692,000	44,968
03/16/2016	JPM	USD	730,475	EUR	681,000	36,492
03/24/2016	JPM	USD	387,103	BRL	1,321,662	(45,985)
03/24/2016	JPM	USD	42,163	EUR	38,400	1,092
03/29/2016	GS	USD	26,302	EUR	24,000	736
03/29/2016	JPM	USD	25,812	EUR	23,400	550
11/07/2017	GS	USD	1,549,595	EUR	1,404,000	68,069

						$73,583

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
12	Australian Government Bond 10 Yr.	September 2015	$1,095,773	$31,895
15	Australian Government Bond 3 Yr.	September 2015	1,194,290	11,241
19	Canadian Government Bond 10 Yr.	December 2015	2,019,527	(35,562)
12	Euro BOBL	September 2015	1,748,383	7,799
15	Euro Bund	September 2015	2,573,060	14,461
1	Euro BUXL Bond 30 Yr.	September 2015	169,845	(1)
32	OATs	September 2015	5,296,290	284
5	UK Gilt Long Bond	December 2015	901,191	(2,000)

			$14,998,359	$28,117

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	76,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	$25,862	$(15,138)
Call	EUR	53,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	7,673	(15,166)
Call	EUR	23,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	3,219	(6,388)
Call	EUR	1,510,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	22,931	(40,607)
Call	EUR	1,514,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	21,837	(35,046)
Call	EUR	76,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	12,235	(24,092)
Call	EUR	75,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	15,307	(28,615)

					$109,064	$(165,052)

54	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Market Value
EUR	604,000	11/20/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.81%	MSCI	$8,623	$(24,544)
EUR	571,875	12/14/2015	Call-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Receive	0.69%	MSCI	11,842	(942)
EUR	571,875	12/14/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.69%	MSCI	11,842	(31,280)
EUR	1,500,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	44,311	(14,388)
EUR	1,511,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	40,322	(17,987)
GBP	1,259,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.95%	MSCI	68,828	(69,673)
GBP	4,721,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.89%	GS	250,410	(203,654)
EUR	477,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	15,450	(12,035)
GBP	1,065,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.91%	GS	59,289	(49,212)
EUR	954,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	35,559	(25,905)
EUR	954,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	37,407	(28,110)
EUR	2,844,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	94,732	(78,636)

								$678,615	$(556,366)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
1,093,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$9,605
543,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	3,760
557,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	3,094
528,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	2,291
1,251,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	6,718

						$25,468

					Premiums to (Pay) Receive	$—

See accompanying notes to the financial statements.	55

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
53,926,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$160
54,302,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	156
54,302,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	154
54,302,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	153
54,302,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	120
54,302,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	140
54,302,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	141
54,302,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	137
54,302,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	138
54,302,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	138
448,526,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,611)
450,933,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,150)
243,412,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,879)
97,954,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	83
97,954,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	84
97,954,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(36)
97,954,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	84
97,954,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	79
59,358,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	111
59,358,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	4
59,358,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	115
59,358,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	113
59,358,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	113
90,136,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(254)
90,136,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(205)
90,136,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(140)
90,136,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(183)
90,136,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(198)
75,203,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	183
75,203,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	186
75,203,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	189
75,203,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	103
75,203,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	146
75,203,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	80
75,203,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	82
75,203,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	84
75,203,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6)
75,203,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	38
90,243,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(105)
90,243,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(101)
90,243,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(98)
90,243,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(204)
90,243,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(151)
59,358,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	112

56	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
59,358,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$110
59,358,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	38
59,358,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	71
59,358,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	103
59,159,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(124)
97,954,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	81
97,954,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(101)
97,954,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(46)
97,954,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	73
59,159,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(131)
97,954,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	71
59,159,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(132)
59,159,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(205)
59,159,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(139)
36,825,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(333)
36,825,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(333)
36,825,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(377)
36,825,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(333)
36,825,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(333)
36,825,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(332)
36,825,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(376)
36,825,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(333)
36,825,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(332)
36,825,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(332)
28,343,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(294)
28,343,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(294)
28,343,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293)
28,343,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293)
28,343,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(327)
28,343,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(327)
28,343,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293)
28,343,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293)
28,343,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(292)
28,343,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(292)
28,343,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(327)
28,343,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(327)
221,270,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,808)
28,343,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(286)
28,343,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(286)
207,120,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,515)
28,343,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(285)
28,343,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(285)
28,343,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(284)
28,343,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(284)

See accompanying notes to the financial statements.	57

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
28,343,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(318)
28,343,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(318)
51,308,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(825)
51,308,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(786)
51,308,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(784)
51,308,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(781)
51,308,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(843)
51,308,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(767)
51,308,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(767)
51,308,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(767)
51,308,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(763)
51,308,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(763)
56,687,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(758)
56,687,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(758)
56,687,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(749)
56,687,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(749)
56,687,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(742)
70,822,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,264)
70,822,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,355)
70,822,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,259)
70,822,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,257)
70,822,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,256)
70,822,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,348)
71,281,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,680)
71,281,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,679)
71,281,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,678)
71,281,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,771)
71,281,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,674)
71,281,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,674)
56,687,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,533)
56,687,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,609)
56,687,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,535)
56,687,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,535)
56,687,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,538)
56,687,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,576)
9,775,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(3,793)
56,687,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,538)
5,260,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(5,596)
56,687,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,538)
56,687,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,614)
56,687,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,539)
3,374,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(7,060)
64,702,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,506)
64,702,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,506)

58	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
64,702,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,593)
3,571,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(15,734)
64,702,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,508)
64,702,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,510)
64,702,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,511)
64,702,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,601)
64,702,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,511)
64,702,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,111)
64,702,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,114)
64,702,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,116)
64,702,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,118)
64,702,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,119)
64,702,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,120)
64,702,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,208)
44,830,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(355)
44,830,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(357)
44,830,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(359)
44,830,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(422)
44,830,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(363)
44,830,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(363)
44,830,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(370)
44,830,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(373)
7,902,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	19,815
4,861,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	26,563
3,979,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	19,813
4,533,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	18,429
2,335,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	11,256
6,020,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	32,543
2,385,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	10,978
552,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(3,206)

							$15,881

					Premiums to (Pay) Receive		$(150,224)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

See accompanying notes to the financial statements.	59

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
245,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	$(3,505)
403,000	GBP	3/27/2020	GS	(Pay)	2.73%	U.K. Retail Price Index	4,379
245,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(158)
403,000	GBP	3/27/2025	GS	Receive	3.01%	U.K. Retail Price Index	(2,521)

							$(1,805)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
3,890,000	EUR	11/28/2016	CSS (e)	Receive	0.10%	6 Month EURIBOR	$6,821
682,000	GBP	3/20/2019	BCI (e)	Receive	1.18%	6 Month GBP LIBOR	(6,061)
7,152,000	DKK	2/25/2020	CSS (e)	Receive	0.39%	6 Month DKK CIBOR	(13,001)
4,066,000	DKK	2/27/2020	CSS (e)	Receive	0.32%	6 Month DKK CIBOR	(9,108)
7,242,000	DKK	3/2/2020	CSS (e)	Receive	0.34%	6 Month DKK CIBOR	(15,311)
7,414,000	DKK	3/2/2020	CSS (e)	Receive	0.33%	6 Month DKK CIBOR	(16,543)
2,323,000	DKK	3/6/2020	CSS (e)	Receive	0.36%	6 Month DKK CIBOR	(4,701)
4,179,000	DKK	3/9/2020	CSS (e)	Receive	0.38%	6 Month DKK CIBOR	(8,016)
4,417,000	DKK	3/10/2020	CSS (e)	Receive	0.41%	6 Month DKK CIBOR	(7,517)
5,693,000	DKK	3/20/2020	CSS (e)	Receive	0.37%	6 Month DKK CIBOR	(11,522)
462,000	DKK	6/12/2020	CSS (e)	(Pay)	0.87%	6 Month DKK CIBOR	(562)
214,000	GBP	6/12/2020	BCI (e)	Receive	1.59%	6 Month GBP LIBOR	736
1,381,000	EUR	12/16/2020	CSS (e)	(Pay)	0.48%	6 Month EURIBOR	1,489
2,700,000	EUR	12/16/2020	CSS (e)	Receive	0.55%	6 Month EURIBOR	8,125
665,000	USD	12/16/2020	CSS (e)	(Pay)	1.92%	3 Month USD LIBOR	(4,370)
7,537,000	MXN	10/11/2024	BCI (e)	Receive	6.18%	TIIE	(2,837)
8,000,000	MXN	10/16/2024	BCI (e)	Receive	6.03%	TIIE	(8,559)
5,700,000	MXN	10/18/2024	BCI (e)	Receive	6.12%	TIIE	(3,806)
2,000,000	MXN	10/24/2024	BCI (e)	Receive	6.17%	TIIE	(901)
8,000,000	MXN	10/25/2024	BCI (e)	Receive	6.19%	TIIE	(2,895)
3,602,000	MXN	10/28/2024	BCI (e)	Receive	6.13%	TIIE	(2,293)
222,000	AUD	11/6/2024	BCI (e)	Receive	4.35%	6 Month AUD BBSW	5,547
1,900,000	AUD	11/7/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	45,410
2,100,000	AUD	11/13/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	49,754
1,553,000	GBP	1/21/2025	BCI (e)	(Pay)	1.45%	6 Month GBP LIBOR	65,628
859,000	AUD	5/7/2025	BCI (e)	Receive	3.76%	6 Month AUD BBSW	3,978
1,083,000	AUD	5/8/2025	BCI (e)	Receive	3.78%	6 Month AUD BBSW	5,729
551,000	AUD	5/8/2025	BCI (e)	Receive	3.80%	6 Month AUD BBSW	3,201
628,000	AUD	5/11/2025	BCI (e)	Receive	3.71%	6 Month AUD BBSW	1,975
1,130,000	USD	5/13/2025	CSS (e)	Receive	2.29%	3 Month USD LIBOR	4,932

60	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
657,000	AUD	6/10/2025	BCI (e)	(Pay)	3.99%	6 Month AUD BBSW	$(7,312)
842,000	USD	6/11/2025	CSS (e)	Receive	2.53%	3 Month USD LIBOR	21,122
108,000	AUD	7/9/2025	CSS (e)	(Pay)	3.87%	6 Month AUD BBSW	(769)
665,000	AUD	7/10/2025	CSS (e)	(Pay)	3.80%	6 Month AUD BBSW	(3,405)
2,853,000	AUD	8/13/2025	CSS (e)	(Pay)	3.69%	6 Month AUD BBSW	(4,196)
182,000	USD	9/23/2025	CSS (e)	(Pay)	2.39%	3 Month USD LIBOR	(1,770)
259,000	USD	9/23/2025	CSS (e)	(Pay)	2.48%	3 Month USD LIBOR	(4,538)
18,000	USD	9/23/2025	CSS (e)	(Pay)	2.66%	3 Month USD LIBOR	(615)
645,000	USD	9/23/2025	CSS (e)	(Pay)	2.54%	3 Month USD LIBOR	(15,000)
372,000	USD	9/23/2025	CSS (e)	(Pay)	2.62%	3 Month USD LIBOR	(11,432)
2,500,000	EUR	12/17/2025	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(10,569)
1,066,000	USD	12/17/2025	CSS (e)	(Pay)	2.43%	3 Month USD LIBOR	(7,916)
657,000	EUR	3/30/2030	CSS (e)	(Pay)	0.74%	6 Month EURIBOR	65,879
968,000	GBP	5/20/2030	BCI (e)	Receive	2.69%	6 Month GBP LIBOR	11,456
454,000	EUR	7/1/2030	CSS (e)	(Pay)	2.28%	6 Month EURIBOR	(1,859)
340,000	EUR	9/15/2030	CSS (e)	(Pay)	0.78%	6 Month EURIBOR	34,244
92,000	EUR	12/18/2030	CSS (e)	Receive	1.52%	6 Month EURIBOR	858
71,000	EUR	12/18/2030	CSS (e)	Receive	1.54%	6 Month EURIBOR	941
68,000	EUR	12/18/2030	CSS (e)	Receive	1.49%	6 Month EURIBOR	409
83,000	EUR	12/18/2030	CSS (e)	Receive	1.51%	6 Month EURIBOR	695
691,000	USD	3/17/2031	CSS (e)	(Pay)	2.58%	3 Month USD LIBOR	4,014
83,000	EUR	6/18/2031	CSS (e)	Receive	1.49%	6 Month EURIBOR	(461)
224,000	AUD	12/23/2034	BCI (e)	Receive	4.41%	6 Month AUD BBSW	4,376
111,000	AUD	12/30/2034	CSS (e)	Receive	4.37%	6 Month AUD BBSW	1,933
111,000	AUD	1/7/2035	BCI (e)	Receive	4.11%	6 Month AUD BBSW	595
115,000	AUD	1/8/2035	JPMF (e)	Receive	4.00%	6 Month AUD BBSW	70
228,000	AUD	1/9/2035	JPMF (e)	Receive	3.96%	6 Month AUD BBSW	(283)
229,000	AUD	1/13/2035	JPMF (e)	Receive	3.95%	6 Month AUD BBSW	(417)
341,000	AUD	1/13/2035	JPMF (e)	Receive	3.96%	6 Month AUD BBSW	(542)
231,000	CHF	1/13/2035	CSS (e)	(Pay)	1.22%	6 Month CHF LIBOR	(2,423)
115,000	CHF	1/13/2035	CSS (e)	(Pay)	1.33%	6 Month CHF LIBOR	(2,471)
230,000	AUD	1/14/2035	JPMF (e)	Receive	3.91%	6 Month AUD BBSW	(898)
117,000	CHF	1/15/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(2,736)
226,000	AUD	1/16/2035	BCI (e)	Receive	3.82%	6 Month AUD BBSW	(1,823)
472,000	CHF	1/16/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(11,037)
111,000	AUD	1/20/2035	BCI (e)	Receive	3.76%	6 Month AUD BBSW	(1,204)
222,000	AUD	1/21/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(2,432)
576,000	AUD	3/4/2035	BCI (e)	Receive	3.68%	6 Month AUD BBSW	(8,267)
320,000	AUD	3/4/2035	BCI (e)	Receive	3.66%	6 Month AUD BBSW	(4,858)
1,376,000	CHF	3/4/2035	CSS (e)	(Pay)	1.14%	6 Month CHF LIBOR	(5,033)
56,000	CHF	3/5/2035	CSS (e)	(Pay)	1.16%	6 Month CHF LIBOR	(294)
390,000	AUD	3/6/2035	BCI (e)	Receive	3.70%	6 Month AUD BBSW	(5,201)
437,000	AUD	3/10/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(4,821)
605,000	AUD	3/10/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(6,605)

See accompanying notes to the financial statements.	61

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
596,000	AUD	3/19/2035	BCI (e)	Receive	3.51%	6 Month AUD BBSW	$(13,281)
498,000	EUR	3/30/2035	CSS (e)	(Pay)	0.82%	6 Month EURIBOR	71,422
773,000	CHF	5/6/2035	CSS (e)	Receive	0.92%	6 Month CHF LIBOR	(13,582)
316,000	CHF	5/7/2035	CSS (e)	Receive	0.98%	6 Month CHF LIBOR	(3,888)
405,000	USD	12/19/2035	CSS (e)	(Pay)	2.72%	3 Month USD LIBOR	(2,847)
651,000	EUR	12/24/2044	CSS (e)	(Pay)	1.96%	6 Month EURIBOR	(9,084)
410,000	EUR	12/31/2044	CSS (e)	(Pay)	1.96%	6 Month EURIBOR	(5,510)
1,833,900	EUR	2/11/2045	CSS (e)	(Pay)	0.90%	6 Month EURIBOR	212,186
1,177,000	EUR	3/3/2045	CSS (e)	(Pay)	0.94%	6 Month EURIBOR	202,113
133,000	GBP	3/6/2045	BCI (e)	Receive	2.52%	6 Month GBP LIBOR	6,022
154,000	EUR	3/11/2045	CSS (e)	(Pay)	1.47%	6 Month EURIBOR	7,022
469,000	EUR	3/11/2045	CSS (e)	(Pay)	1.55%	6 Month EURIBOR	16,755
584,000	EUR	3/11/2045	CSS (e)	(Pay)	1.50%	6 Month EURIBOR	24,397
712,250	EUR	3/23/2045	CSS (e)	Receive	0.88%	6 Month EURIBOR	(139,682)
186,000	EUR	3/24/2045	CSS (e)	Receive	0.98%	6 Month EURIBOR	(31,066)
181,000	EUR	3/24/2045	CSS (e)	Receive	0.89%	6 Month EURIBOR	(35,174)
615,000	USD	3/26/2045	JPMF (e)	(Pay)	2.51%	3 Month USD LIBOR	27,494
119,000	GBP	3/27/2045	BCI (e)	Receive	2.11%	6 Month GBP LIBOR	(1,922)
695,000	EUR	3/30/2045	CSS (e)	Receive	0.86%	6 Month EURIBOR	(140,567)
368,000	USD	3/30/2045	CSS (e)	(Pay)	2.63%	3 Month USD LIBOR	12,843
333,000	USD	3/31/2045	CSS (e)	Receive	2.37%	3 Month USD LIBOR	(24,781)
227,000	EUR	4/15/2045	CSS (e)	Receive	1.06%	6 Month EURIBOR	(33,406)
66,000	EUR	4/24/2045	CSS (e)	Receive	0.89%	6 Month EURIBOR	(12,753)
1,130,000	EUR	5/6/2045	CSS (e)	Receive	1.35%	6 Month EURIBOR	(67,030)
607,000	USD	5/6/2045	CSS (e)	Receive	2.94%	3 Month USD LIBOR	(4,361)
499,000	USD	5/6/2045	CSS (e)	Receive	2.96%	3 Month USD LIBOR	(3,111)
523,000	GBP	5/7/2045	BCI (e)	Receive	2.44%	6 Month GBP LIBOR	17,241
261,000	GBP	5/7/2045	BCI (e)	Receive	2.49%	6 Month GBP LIBOR	10,463
180,000	USD	5/7/2045	CSS (e)	Receive	3.01%	3 Month USD LIBOR	(1,136)
389,000	GBP	5/8/2045	BCI (e)	Receive	2.35%	6 Month GBP LIBOR	7,751
134,000	GBP	5/13/2045	BCI (e)	Receive	2.47%	6 Month GBP LIBOR	5,084
382,000	EUR	5/14/2045	CSS (e)	Receive	1.58%	6 Month EURIBOR	(11,857)
187,000	EUR	5/14/2045	CSS (e)	Receive	1.60%	6 Month EURIBOR	(5,371)
261,000	GBP	5/14/2045	BCI (e)	Receive	2.49%	6 Month GBP LIBOR	10,639
402,000	USD	5/15/2045	CSS (e)	Receive	3.20%	3 Month USD LIBOR	6,963
379,000	EUR	5/20/2045	CSS (e)	Receive	1.66%	6 Month EURIBOR	(7,910)
259,000	EUR	5/27/2045	CSS (e)	Receive	1.60%	6 Month EURIBOR	(7,393)
186,000	EUR	5/27/2045	CSS (e)	Receive	1.61%	6 Month EURIBOR	(5,015)
336,000	EUR	6/4/2045	CSS (e)	Receive	1.57%	6 Month EURIBOR	(10,645)
872,000	EUR	6/5/2045	CSS (e)	Receive	1.71%	6 Month EURIBOR	(13,532)
123,000	EUR	6/10/2045	CSS (e)	Receive	1.80%	6 Month EURIBOR	(487)
24,000	GBP	6/10/2045	BCI (e)	Receive	2.48%	6 Month GBP LIBOR	955
394,000	EUR	6/12/2045	CSS (e)	Receive	1.97%	6 Month EURIBOR	6,370
47,000	GBP	6/12/2045	BCI (e)	(Pay)	2.34%	6 Month GBP LIBOR	(2,899)

62	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
526,000	EUR	6/28/2045	CSS (e)	Receive	2.05%	6 Month EURIBOR	$14,076
332,000	EUR	7/3/2045	CSS (e)	Receive	2.05%	6 Month EURIBOR	8,853
356,000	USD	7/6/2045	CSS (e)	Receive	2.98%	3 Month USD LIBOR	19,895
442,000	EUR	7/8/2045	CSS (e)	Receive	2.10%	6 Month EURIBOR	14,573
998,000	EUR	7/9/2045	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(4,567)
317,000	EUR	7/10/2045	CSS (e)	(Pay)	1.79%	6 Month EURIBOR	1,732
1,061,000	EUR	7/15/2045	CSS (e)	Receive	2.03%	6 Month EURIBOR	26,063
793,000	EUR	7/15/2045	CSS (e)	Receive	2.11%	6 Month EURIBOR	27,206
305,000	EUR	7/15/2045	CSS (e)	(Pay)	0.98%	6 Month EURIBOR	51,998
214,420	EUR	12/15/2045	CSS (e)	Receive	0.86%	6 Month EURIBOR	(44,925)
317,000	EUR	12/15/2045	CSS (e)	Receive	0.76%	6 Month EURIBOR	(75,012)
43,000	EUR	12/16/2045	CSS (e)	Receive	0.85%	6 Month EURIBOR	(9,102)
695,000	EUR	12/20/2045	CSS (e)	(Pay)	1.80%	6 Month EURIBOR	968
704,000	EUR	12/20/2045	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(4,498)
631,000	GBP	12/20/2045	CSS (e)	(Pay)	2.30%	6 Month GBP LIBOR	(9,710)
533,000	GBP	12/20/2045	CSS (e)	(Pay)	2.25%	6 Month GBP LIBOR	(3,946)
749,000	EUR	2/24/2046	CSS (e)	Receive	1.56%	6 Month EURIBOR	(44,779)
76,000	EUR	3/16/2046	CSS (e)	Receive	1.08%	6 Month EURIBOR	(11,519)
208,000	USD	3/17/2046	CSS (e)	Receive	2.65%	3 Month USD LIBOR	(5,822)
44,000	EUR	3/23/2046	CSS (e)	Receive	0.90%	6 Month EURIBOR	(8,939)
31,000	GBP	3/23/2046	BCI (e)	Receive	1.94%	6 Month GBP LIBOR	(2,758)
334,000	GBP	3/23/2046	BCI (e)	(Pay)	2.48%	6 Month GBP LIBOR	(32,949)
188,000	GBP	3/23/2046	BCI (e)	(Pay)	2.52%	6 Month GBP LIBOR	(20,832)
204,000	GBP	3/23/2046	BCI (e)	(Pay)	1.97%	6 Month GBP LIBOR	15,881
23,000	GBP	3/23/2046	BCI (e)	(Pay)	2.05%	6 Month GBP LIBOR	1,167
367,000	EUR	3/29/2046	CSS (e)	Receive	0.93%	6 Month EURIBOR	(70,725)
690,000	EUR	6/20/2046	CSS (e)	(Pay)	1.79%	6 Month EURIBOR	985
737,000	EUR	6/20/2046	CSS (e)	(Pay)	1.88%	6 Month EURIBOR	(7,588)
94,710	EUR	10/17/2046	CSS (e)	(Pay)	0.97%	6 Month EURIBOR	9,143
485,000	EUR	12/19/2046	CSS (e)	(Pay)	1.92%	6 Month EURIBOR	(7,788)
469,000	EUR	12/19/2046	CSS (e)	(Pay)	1.85%	6 Month EURIBOR	(3,582)
1,096,000	EUR	3/3/2047	CSS (e)	(Pay)	0.97%	6 Month EURIBOR	104,061
250,260	EUR	5/24/2047	CSS (e)	Receive	1.55%	6 Month EURIBOR	(13,695)
591,000	EUR	8/23/2047	CSS (e)	Receive	1.55%	6 Month EURIBOR	(31,656)
1,200,600	EUR	8/23/2047	CSS (e)	Receive	0.92%	6 Month EURIBOR	(188,860)
601,000	EUR	11/22/2047	CSS (e)	Receive	1.55%	6 Month EURIBOR	(31,396)
739,000	EUR	6/17/2048	CSS (e)	(Pay)	1.83%	6 Month EURIBOR	(8,154)
454,051	EUR	3/16/2056	CSS (e)	Receive	0.89%	6 Month EURIBOR	(113,739)

							$(321,783)

					Premiums to (Pay) Receive		$(86,816)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

See accompanying notes to the financial statements.	63

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

(c)	Rate rounds to 0.00%.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 109.

64	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	78.9%
Short-Term Investments	18.3
Mutual Funds	4.8
Forward Currency Contracts	0.0 ^
Swap Contracts	0.0 ^
Other	(2.0)

100.0%

Industry Sector Summary	% of Debt Obligations
Commercial Mortgage-Backed Securities	19.7%
Student Loans	16.5
Collateralized Loan Obligations	16.1
Residential Mortgage-Backed Securities – Subprime	12.8
Auto Retail Subprime	12.5
Residential Mortgage-Backed Securities – Other	10.1
Time Share	3.8
U.S. Government Agency	1.7
Business Equipment Loans	1.3
Auto Other	1.3
Auto Retail Prime	1.3
Miscellaneous	0.6
Insured Other	0.6
Insured Residential Mortgage-Backed Securities	0.5
Collateralized Debt Obligations	0.5
Residential Mortgage-Backed Securities – Non-Performing Loans	0.4
Consumer Loans	0.3

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

65

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 78.9%

	Asset-Backed Securities — 77.6%
	Auto Other — 1.0%
3,600,000	Chesapeake Funding LLC, Series 12-2A, Class C, 144A, 1 mo. LIBOR + 1.55%, 1.74%, due 05/07/24	3,606,751
2,500,000	Chesapeake Funding LLC, Series 12-2A, Class D, 144A, 1 mo. LIBOR + 1.85%, 2.04%, due 05/07/24	2,505,176
4,824,000	Ford Credit Floorplan Master Owner Trust, Series 13-1, Class D, 1.82%, due 01/15/18	4,828,534
7,000,000	Navistar Financial Dealer Note Master Trust, Series 13-2, Class D, 144A, 1 mo. LIBOR + 2.25%, 2.45%, due 09/25/18	6,997,858

	Total Auto Other	17,938,319

	Auto Retail Prime — 1.0%
4,500,000	California Republic Auto Receivables Trust, Series 12-1, Class C, 144A, 3.00%, due 01/15/20	4,553,514
13,120,000	California Republic Auto Receivables Trust, Series 13-1, Class C, 144A, 3.25%, due 03/16/20	13,342,738

	Total Auto Retail Prime	17,896,252

	Auto Retail Subprime — 9.9%
11,430,000	AmeriCredit Automobile Receivables Trust, Series 12-2, Class E, 144A, 4.85%, due 08/08/19	11,655,217
3,500,000	AmeriCredit Automobile Receivables Trust, Series 13-1, Class E, 144A, 2.64%, due 07/08/20	3,498,515
9,000,000	AmeriCredit Automobile Receivables Trust, Series 13-3, Class E, 144A, 3.74%, due 12/08/20	9,153,540
13,720,000	AmeriCredit Automobile Receivables Trust, Series 14-2, Class E, 3.37%, due 11/08/21	13,530,688
2,804,000	Carfinance Capital Auto Trust, Series 13-1A, Class D, 144A, 4.68%, due 11/15/19	2,858,872
2,320,000	CarFinance Capital Auto Trust, Series 14-1A, Class C, 144A, 3.45%, due 04/15/20	2,347,107
1,330,000	CarFinance Capital Auto Trust, Series 14-1A, Class D, 144A, 4.90%, due 04/15/20	1,339,781
4,130,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	4,149,720
4,000,000	CPS Auto Receivables Trust, Series 14-A, Class C, 144A, 3.29%, due 02/18/20	3,982,640
1,500,000	CPS Auto Receivables Trust, Series 14-A, Class D, 144A, 5.11%, due 02/18/20	1,485,600
139,615	CPS Auto Trust, Series 11-C, Class D, 144A, 10.00%, due 03/15/19	143,008

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Auto Retail Subprime — continued
135,102	CPS Auto Trust, Series 12-A, Class C, 144A, 6.51%, due 06/17/19	135,521
871,633	CPS Auto Trust, Series 12-D, Class D, 144A, 4.82%, due 03/16/20	873,646
100,813	CPS Auto Trust, Series 12-D, Class E, 144A, 7.26%, due 03/16/20	101,031
1,267,347	CPS Auto Trust, Series 13-A, Class D, 144A, 4.41%, due 06/15/20	1,267,068
348,075	CPS Auto Trust, Series 13-A, Class E, 144A, 6.41%, due 06/15/20	349,449
5,795,699	CPS Auto Trust, Series 13-B, Class D, 144A, 4.66%, due 09/15/20	5,804,103
1,338,451	CPS Auto Trust, Series 13-B, Class E, 144A, 6.41%, due 09/15/20	1,346,094
8,396,012	DT Auto Owner Trust, Series 12-2A, Class D, 144A, 4.35%, due 03/15/19	8,444,961
18,050,000	DT Auto Owner Trust, Series 13-1A, Class D, 144A, 3.74%, due 05/15/20	18,168,490
8,000,000	DT Auto Owner Trust, Series 13-2A, Class D, 144A, 4.18%, due 06/15/20	8,127,440
25,000,000	Exeter Automobile Receivables Trust, Series 13-2A, Class D, 144A, 6.81%, due 08/17/20	26,050,971
6,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class C, 144A, 3.57%, due 07/15/19	6,052,500
12,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class D, 144A, 5.53%, due 02/16/21	12,248,958
5,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class C, 144A, 3.26%, due 12/16/19	4,976,650
6,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class D, 144A, 4.93%, due 12/15/20	6,018,240
3,000,000	First Investors Auto Owner Trust, Series 12-2A, Class D, 144A, 3.79%, due 09/16/19	3,030,000
3,000,000	Flagship Credit Auto Trust, Series 12-1, Class C, 144A, 4.93%, due 05/15/18	3,077,160
1,938,500	Flagship Credit Auto Trust, Series 13-1, Class D, 144A, 5.38%, due 07/15/20	1,980,779
3,000,000	Flagship Credit Auto Trust, Series 14-1, Class C, 144A, 3.34%, due 04/15/20	2,992,200
1,500,000	Flagship Credit Auto Trust, Series 14-1, Class D, 144A, 4.83%, due 06/15/20	1,514,430
1,400,000	Flagship Credit Auto Trust, Series 14-1, Class E, 144A, 5.71%, due 08/16/21	1,395,702
5,000,000	United Auto Credit Securitization Trust, Series 13-1, Class E, 144A, 4.40%, due 04/15/19	5,016,500

	Total Auto Retail Subprime	173,116,581

66	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Business Equipment Loans — 1.0%
1,000,000	Ascentium Equipment Receivables, Series 14-1A, Class C, 144A, 2.46%, due 11/13/18	1,009,155
2,580,000	Ascentium Equipment Receivables, Series 14-1A, Class D, 144A, 3.10%, due 06/10/21	2,617,049
3,000,000	Great America Leasing Receivables, Series 12-1, Class C, 144A, 3.00%, due 11/15/18	3,016,053
2,841,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class D, 144A, 5.11%, due 09/15/21	2,914,701
5,700,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E1, 144A, 6.00%, due 09/15/21	5,842,090
2,282,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E2, 144A, 6.00%, due 09/15/21	2,250,351
352,500	LEAF Receivables Funding LLC, Series 13-1, Class B, 144A, 2.80%, due 09/15/21	353,430

	Total Business Equipment Loans	18,002,829

	Collateralized Debt Obligations — 0.4%
5,897,785	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.13%, due 11/23/52	5,898
6,462,819	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.53%, due 05/25/46	6,390,112

	Total Collateralized Debt Obligations	6,396,010

	Collateralized Loan Obligations — 12.7%
37,012,500	Arrowpoint CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 1.84%, due 04/18/27	36,919,969
20,624,060	Atrium CDO Corp., Series 5A, Class A3A, 144A, Variable Rate, 3 mo. LIBOR + .24%, 0.52%, due 07/20/20	20,438,443
3,952,292	Babson CLO Ltd., Series 06-2A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .24%, 0.53%, due 10/16/20	3,900,517
27,700,000	CIFC Funding Ltd., Series 14-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.58%, 1.87%, due 01/17/27	27,675,070
3,965,000	CIFC Funding Ltd., Series 15-4A, Class D, 144A, Variable Rate, 5.50%, due 10/20/27	3,544,591
243,698	CLARIS III Ltd., Series 2010-16A, Class B, 144A, 0.61%, due 08/04/21	243,211
24,913,696	Franklin CLO VI Ltd., 144A, Variable Rate, 0.23%, due 08/09/19	24,178,742
27,270,000	Jamestown CLO Ltd., Series 15-6A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 1.93%, due 02/20/27	27,282,544

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
22,307,000	Madison Park Funding X Ltd., Series 12-10A, Class A2, 144A, Variable Rate, 1.40%, due 01/20/25	22,295,846
14,000,000	Octagon Investment Partners XXI Ltd., Series 14-1A, Class A1A, 144A, 3 mo. LIBOR + 1.47%, 1.78%, due 11/14/26	13,986,000
5,736,174	Rockwall CDO II Ltd., Series 07-1A, Class A1LA, 144A, Variable Rate, 3 mo. LIBOR + .25%, 0.55%, due 08/01/24	5,592,770
36,880,000	West CLO Ltd., Series 14-2A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 1.84%, due 01/16/27	36,787,800

	Total Collateralized Loan Obligations	222,845,503

	Commercial Mortgage-Backed Securities — 15.6%
7,866,557	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.56%, due 04/25/34	7,453,562
1,212,983	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .84%, 0.76%, due 04/25/34	1,134,524
7,235,938	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.57%, due 01/25/35	6,711,332
12,231,493	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.59%, due 01/25/36	10,580,242
13,028,651	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, 1 mo. LIBOR + .28%, 0.48%, due 07/25/36	10,865,895
1,475,587	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.50%, due 10/25/36	1,218,225
10,145,283	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, 1 mo. LIBOR + .27%, 0.47%, due 07/25/37	8,654,941
7,853,382	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.44%, due 07/25/37	6,714,642
7,466,184	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.50%, due 12/25/37	7,615,508
923,449	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.64%, due 10/25/30	817,031
17,000,000	Commercial Mortgage Pass-Through Certificates, Series 13-300P, Class D, 144A, 4.54%, due 08/10/30	17,293,818
8,957,000	Commercial Mortgage Trust, Series 13-CR13, Class A4, Variable Rate, 4.19%, due 11/10/23	9,664,734
4,461,000	Core Industrial Trust, Series 15-CALW, Class A, 144A, 3.29%, due 02/10/37	4,431,111

See accompanying notes to the financial statements.	67

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
13,384,000	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 3.04%, due 02/10/34	13,445,566
32,957,000	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.37%, due 02/10/37	30,590,687
2,361,313	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	2,243,247
6,565,267	GE Business Loan Trust, Series 06-2A, Class A, 144A, 1 mo. LIBOR + .18%, 0.38%, due 11/15/34	6,204,177
11,251,107	GE Business Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .17%, 0.37%, due 04/16/35	10,711,054
11,500,158	GE Business Loan Trust, Series 07-1A, Class D, 144A, 1 mo. LIBOR + 1.00%, 1.20%, due 04/16/35	9,538,001
17,516,000	GS Mortgage Securities Trust, Series 13-GC16, Class A4, 4.27%, due 11/10/46	19,112,132
25,668,408	Hilton USA Trust, Series 13-HLF, Class EFL, 144A, 1 mo. LIBOR + 3.75%, 3.94%, due 11/05/30	25,650,440
6,833,500	Hilton USA Trust, Series 13-HLT, Class EFX, 144A, 4.60%, due 11/05/30	6,853,919
15,750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 14-FBLU, Class D, 144A, 1 mo. LIBOR + 2.60%, 2.79%, due 12/15/28	15,716,925
3,138,735	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.45%, due 02/25/30	2,993,380
2,067,418	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.45%, due 09/25/30	1,924,353
4,982,730	Lehman Brothers Small Balance Commercial, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 0.51%, due 04/25/31	4,310,061
6,596,707	Monty Parent Issuer LLC, Series 2013-LTR1, Class B, 144A, 4.25%, due 11/20/28	6,596,707
19,000,000	SCG Trust, Series 13-SRP1, Class D, 144A, 1 mo. LIBOR + 3.34%, 3.54%, due 11/15/26	18,798,790
4,235,560	Velocity Commercial Capital Loan Trust, Series 15-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 2.43%, 2.63%, due 06/25/45	4,235,560

	Total Commercial Mortgage-Backed Securities	272,080,564

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Consumer Loans — 0.2%
4,000,000	Springleaf Funding Trust, Series 14-AA, Class C, 144A, 4.45%, due 12/15/22	4,007,252

	Insured Other — 0.5%
3,288,000	Toll Road Investment Part II, Series 1999B, 144A, NPG, Zero Coupon, due 02/15/30	1,204,395
30,500,000	Toll Road Investment Part II, Series C, 144A, NPG, Zero Coupon, due 02/15/37	6,667,300

	Total Insured Other	7,871,695

	Insured Residential Mortgage-Backed Securities — 0.8%
644,653	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.53%, due 01/25/35 ¿	584,826
6,121,688	Citigroup Mortgage Loan Trust, Inc., Series 07-AMC4, Class A2B, AMBAC, 1 mo. LIBOR + .14%, 0.34%, due 05/25/37	6,010,886
5,492,433	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.35%, due 06/15/37	4,680,651
2,261,611	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.42%, due 10/25/34 ¿	2,129,759
83,143	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.64%, due 06/25/34 ¿	78,625

	Total Insured Residential Mortgage-Backed Securities	13,484,747

	Miscellaneous — 0.5%
11,462,475	Aircraft Finance Trust, Series 99-1A, Class A1, 1 mo. LIBOR + .48%, 0.68%, due 05/15/24	3,094,868
4,800,000	Guanay Finance Ltd., 144A, 6.00%, due 12/15/20	4,872,000

	Total Miscellaneous	7,966,868

	Residential Mortgage-Backed Securities — Non-Performing Loans — 0.3%
5,435,917	Stanwich Mortgage Loan Trust, Series 13-NPL2, Class A, 144A, 3.23%, due 04/16/59	5,381,558

	Residential Mortgage-Backed Securities — Other — 8.0%
2,196,165	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .28%, 0.48%, due 02/25/36 ¿	1,250,936
2,660,154	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .32%, 0.52%, due 09/25/35	1,569,491

68	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
3,227,297	Alternative Loan Trust, Series 03-18CB, Class 1A1, 5.25%, due 09/25/33	3,295,167
3,945,498	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 0.70%, due 10/25/36	2,505,391
3,884,784	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 0.90%, due 05/25/36	2,505,686
1,537,507	Banc of America Funding Corp., Series 12-R4, Class A, 144A, 1 mo. LIBOR + .26%, 0.45%, due 03/04/39	1,520,792
5,245,395	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.20%, due 05/28/39	4,156,784
5,509,289	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.50%, due 05/28/39	3,126,094
7,937,157	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.20%, due 02/28/40	6,281,570
5,777,908	BCAP LLC Trust, Series 09-RR13, Class 16A2, 144A, Variable Rate, 2.97%, due 09/26/35	4,974,086
6,404,060	BCAP LLC Trust, Series 12-RR11, Class 3A3, 144A, Variable Rate, 9.36%, due 04/26/36	5,290,074
7,123,998	BCAP LLC Trust, Series 12-RR11, Class 5A3, 144A, Variable Rate, 8.33%, due 04/26/37	5,355,088
13,024,291	BCAP LLC Trust, Series 12-RR2, Class 1A2, 144A, Variable Rate, 0.17%, due 08/26/36	11,822,800
6,681,347	BCAP LLC Trust, Series 12-RR7, Class 1A2, 144A, Variable Rate, 0.17%, due 08/26/36	5,812,772
3,871,839	Bear Stearns ARM Trust, Series 07-1, Class 2A1, Variable Rate, 2.75%, due 02/25/47	3,331,950
1,356,508	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.52%, due 02/25/37	2,086,852
10,261,758	Impac CMB Trust Series, Series 05-7, Class A1, Variable Rate, 0.52%, due 11/25/35	8,607,562
4,565,000	Invitation Homes Trust, Series 14-SFR1, Class F, 144A, 1 mo. LIBOR + 3.75%, 3.94%, due 06/17/31	4,445,169
17,230,248	JP Morgan Resecuritization Trust, Series 09-11, Class 5A2, 144A, Variable Rate, 2.72%, due 09/26/36	15,339,745
27,886,426	LSTAR Securities Investment Trust, Series 14-2, Class A, 144A, 1 mo. LIBOR + 2.00%, 2.19%, due 12/01/21	27,537,846

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
5,146,906	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .32%, 0.52%, due 03/25/36	1,492,603
1,288,285	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.45%, due 02/26/34	1,146,573
14,378,442	Washington Mutual Mortgage Pass-Through, Series 06-AR10, Class A2A, 1 mo. LIBOR + .17%, 0.37%, due 12/25/36	11,134,306
5,175,058	Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 1A13, Variable Rate, 0.37%, due 07/25/37	4,374,994

	Total Residential Mortgage-Backed Securities — Other	138,964,331

	Residential Mortgage-Backed Securities —Subprime — 9.7%
6,915,567	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.35%, due 04/25/36	6,405,890
954,882	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + 1.04%, 1.24%, due 05/25/34	947,459
9,759,385	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.39%, due 03/25/36	4,833,101
10,949,550	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.31%, due 11/25/36	10,854,114
11,292,031	Citigroup Mortgage Loan Trust, Series 06-AR5, Class 2A2A, Variable Rate, 2.78%, due 07/25/36	9,033,625
1,260,390	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.58%, due 12/25/33	1,228,880
24,385,603	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.34%, due 02/25/37	23,638,452
457,905	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.50%, due 04/25/34	370,903
1,387,677	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.39%, due 05/25/36	142,945
11,891,989	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.35%, due 08/25/36	6,302,754
994,811	JP Morgan Mortgage Acquisition Corp., Series 07-CH3, Class A3, 1 mo. LIBOR + .15%, 0.35%, due 03/25/37	979,889
20,286,151	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.35%, due 08/25/36	8,520,183

See accompanying notes to the financial statements.	69

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities —Subprime — continued
11,990,024	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.36%, due 10/25/36	7,194,014
4,110,581	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.32%, due 02/25/37	1,944,445
1,123,679	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .80%, 1.00%, due 08/25/34	1,082,889
726,762	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.37%, due 03/25/36	723,768
1,290,561	Morgan Stanley Home Equity Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .10%, 0.30%, due 12/25/36	780,789
6,686,174	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.36%, due 04/25/36	4,747,184
17,005,000	Nomura Home Equity Loan, Inc., Series 06-HE1, Class M1, 1 mo. LIBOR + .41%, 0.61%, due 02/25/36	15,389,525
844,877	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.35%, due 07/25/36	724,482
36,270,872	Residential Asset Mortgage Products, Inc., Series 06-RS3, Class A4, 1 mo. LIBOR + .30%, 0.50%, due 05/25/36	26,851,689
6,599,691	Residential Asset Mortgage Products, Inc., Series 07-RZ1, Class A2, 1 mo. LIBOR + .16%, 0.36%, due 02/25/37	6,015,506
10,000,000	Residential Asset Securities Corp., Series 07-KS3, Class AI3, 1 mo. LIBOR + .25%, 0.45%, due 04/25/37	9,225,000
662,817	Securitized Asset-Backed Receivables LLC, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.36%, due 07/25/36	336,303
5,515,807	Securitized Asset-Backed Receivables LLC, Series 06-NC2, Class A3, 1 mo. LIBOR + .24%, 0.44%, due 03/25/36	4,950,436
17,369,765	Securitized Asset-Backed Receivables LLC, Series 06-WM1, Class A2C, 1 mo. LIBOR + .29%, 0.49%, due 12/25/35	15,212,406
2,360,703	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.40%, due 01/25/36	2,311,964

	Total Residential Mortgage-Backed Securities — Subprime	170,748,595

	Student Loans — 13.0%
7,973,960	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 0.60%, due 03/28/35	7,196,499
15,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A4, 1 mo. LIBOR + .27%, 0.47%, due 09/25/29	13,950,000

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans — continued
293,297	National Collegiate Student Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .19%, 0.39%, due 05/25/26	287,431
5,000,000	National Collegiate Student Loan Trust, Series 05-3, Class A4, 1 mo. LIBOR + .28%, 0.48%, due 04/25/29	4,812,500
4,015,710	National Collegiate Student Loan Trust, Series 06-3, Class A3, 1 mo. LIBOR + .15%, 0.35%, due 10/25/27	3,965,513
2,450,000	National Collegiate Student Loan Trust, Series 06-3, Class A4, 1 mo. LIBOR + .27%, 0.47%, due 03/26/29	2,254,000
7,257,285	National Collegiate Student Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .13%, 0.33%, due 11/27/28	7,112,139
8,210,000	National Collegiate Student Loan Trust, Series 06-2, Class A3, 1 mo. LIBOR + .21%, 0.41%, due 11/25/27	7,614,775
40,635,000	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 0.45%, due 03/27/28	38,603,250
48,998,000	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + .24%, 0.44%, due 07/25/30	44,098,200
31,458,000	SLC Student Loan Trust, Series 06-A, Class C, 3 mo. LIBOR + .45%, 0.74%, due 07/15/36	27,683,040
3,545,354	SLM Private Credit Student Loan Trust, Series 04-B, Class B, 3 mo. LIBOR + .47%, 0.76%, due 09/15/33	3,297,179
8,000,000	SLM Student Loan Trust, Series 04-A, Class A3, 3 mo. LIBOR + .40%, 0.69%, due 06/15/33	7,609,600
3,202,040	SLM Student Loan Trust, Series 04-A, Class B, 3 mo. LIBOR + .58%, 0.87%, due 06/15/33	3,073,958
8,500,000	SLM Student Loan Trust, Series 04-B, Class A3, 3 mo. LIBOR + .33%, 0.62%, due 03/15/24	7,845,500
9,000,000	SLM Student Loan Trust, Series 04-B, Class A4, 3 mo. LIBOR + .43%, 0.72%, due 09/15/33	7,965,000
13,248,424	SLM Student Loan Trust, Series 05-A, Class A3, 3 mo. LIBOR + .20%, 0.49%, due 06/15/23	12,850,971
9,342,521	SLM Student Loan Trust, Series 06-C, Class A4, 3 mo. LIBOR + .17%, 0.46%, due 03/15/23	9,249,096
5,111,031	SLM Student Loan Trust, Series 10-A, Class 2A, 144A, 1 mo. LIBOR + 3.25%, 3.45%, due 05/16/44	5,365,714
7,000,000	SLM Student Loan Trust, Series 14-A, Class B, 144A, 3.50%, due 11/15/44	6,741,644

70	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans — continued
6,000,000	SLM Student Loan Trust, Series 11-B, Class A3, 144A, 1 mo. LIBOR + 2.25%, 2.45%, due 06/16/42	6,317,298

	Total Student Loans	227,893,307

	Time Share — 3.0%
801,411	BXG Receivables Note Trust, Series 10-A, Class B, 144A, 7.50%, due 03/02/26	842,038
2,190,021	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	2,217,847
4,315,352	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	4,377,925
5,217,287	Diamond Resorts Owner Trust, Series 13-2, Class A, 144A, 2.27%, due 05/20/26	5,220,178
1,891,267	Diamond Resorts Owner Trust, Series 13-2, Class B, 144A, 2.62%, due 05/20/26	1,885,133
3,359,686	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, 3.50%, due 05/20/30	3,417,331
865,102	Orange Lake Timeshare Trust, Series 12-AA, Class B, 144A, 4.87%, due 03/10/27	890,305
76,322	Sierra Receivables Funding Co. LLC, Series 11-1A, Class B, 144A, 4.23%, due 04/20/26	76,771
1,832,256	Sierra Receivables Funding Co. LLC, Series 12-1A, Class B, 144A, 3.58%, due 11/20/28	1,856,415
3,832,941	Sierra Receivables Funding Co. LLC, Series 12-2A, Class B, 144A, 3.42%, due 03/20/29	3,866,069
975,119	Sierra Receivables Funding Co. LLC, Series 12-3A, Class B, 144A, 2.66%, due 08/20/29	977,202
2,192,958	Sierra Receivables Funding Co. LLC, Series 13-1A, Class B, 144A, 2.39%, due 11/20/29	2,190,634
911,158	Sierra Receivables Funding Co. LLC, Series 13-2A, Class C, 144A, 4.75%, due 11/20/25	916,852
4,470,541	Silverleaf Finance LLC, Series 12-D, Class B, 144A, 4.45%, due 03/17/25	4,525,662
5,390,437	Silverleaf Finance LLC, Series 13-A, Class B, 144A, 3.67%, due 03/16/26	5,398,834
5,834,700	Welk Resorts LLC, Series 13-AA, Class A, 144A, 3.10%, due 03/15/29	5,866,832
319,171	Westgate Resorts LLC, Series 12-2A, Class B, 144A, 4.50%, due 01/20/25	320,368
478,757	Westgate Resorts LLC, Series 12-2A, Class C, 144A, 9.00%, due 01/20/25	481,749
1,209,930	Westgate Resorts LLC, Series 12-3A, Class A, 144A, 2.50%, due 03/20/25	1,212,350
2,706,734	Westgate Resorts LLC, Series 13-1A, Class B, 144A, 3.75%, due 08/20/25	2,725,410

Par Value ($) / Shares	Description	Value ($)

	Asset-Backed Securities — continued
	Time Share — continued
2,947,734	Westgate Resorts LLC, Series 14-AA, Class A, 144A, 6.25%, due 10/20/26	2,944,049

	Total Time Share	52,209,954

	Total Asset-Backed Securities	1,356,804,365

	U.S. Government Agency — 1.3%
677,516	Agency for International Development Floater (Support of Jamaica), 3 mo. LIBOR + .30%, 0.63%, due 10/01/18 (a)	667,473
8,625,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.68%, due 10/29/26 (a)	8,207,940
9,381,250	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR — .02%, 0.51%, due 02/01/25 (a)	8,911,827
5,640,000	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, 0.53%, due 07/01/23 (a)	5,407,478
200,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	225,520

	Total U.S. Government Agency	23,420,238

	TOTAL DEBT OBLIGATIONS (COST $1,411,450,996)	1,380,224,603

	MUTUAL FUNDS — 4.8%

	United States — 4.8%
	Affiliated Issuers — 4.8%
3,393,273	GMO U.S. Treasury Fund	84,831,828

	TOTAL MUTUAL FUNDS (COST $84,831,828)	84,831,828

	SHORT-TERM INVESTMENTS — 18.3%

	Money Market Funds — 1.1%
19,335,062	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	19,335,062

	Repurchase Agreements — 2.8%
48,315,265	Barclays Bank plc Repurchase Agreement, dated 8/31/15, maturing on 9/1/15 with a maturity value of $48,315,439 and an effective yield of 0.13%, collateralized by a U.S. Treasury Note with maturity date 2/15/25 and a market value of $49,067,700.	48,315,265

	U.S. Government — 14.4%
25,000,000	U.S. Treasury Bill, 0.03%, due 10/22/15 (c)	24,999,050
22,000,000	U.S. Treasury Bill, 0.00%, due 09/17/15 (c) (d)	21,999,978
17,000,000	U.S. Treasury Bill, 0.00%, due 10/15/15 (c) (d)	17,000,000

See accompanying notes to the financial statements.	71

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government — continued
92,000,000	U.S. Treasury Bill, 0.13%, due 01/07/16 (c) (e)	91,956,852
18,100,000	U.S. Treasury Bill, 0.00%, due 10/08/15 (c) (d)	18,100,000
33,000,000	U.S. Treasury Bill, 0.00%, due 10/29/15 (c) (d)	33,000,066
15,000,000	U.S. Treasury Bill, 0.02%, due 09/03/15 (c)	14,999,970
15,000,000	U.S. Treasury Bill, 0.00%, due 11/27/15 (c) (d)	14,999,940
15,000,000	U.S. Treasury Bill, 0.10%, due 12/03/15 (c)	14,998,439

	Total U.S. Government	252,054,295

	TOTAL SHORT-TERM INVESTMENTS (COST $319,696,796)	319,704,622

	TOTAL INVESTMENTS — 102.0% (Cost $1,815,979,620)	1,784,761,053
	Other Assets and Liabilities (net) — (2.0%)	(35,394,130)

	TOTAL NET ASSETS — 100.0%	$1,749,366,923

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/26/2015	GS	EUR	597,652	USD	679,318	$8,106
10/26/2015	BOA	USD	414,843	EUR	370,054	757
10/26/2015	DB	USD	413,756	EUR	370,111	1,909
10/26/2015	GS	USD	413,490	EUR	370,091	2,152
10/26/2015	MSCI	USD	414,697	EUR	370,110	967

						$13,891

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
4,600,000	USD	6/20/2016	JPM	Receive	5.00%	15.53%	MBIA Corp	4,600,000	USD	$(303,205)
44,600,000	USD	12/20/2019	MSCI	(Pay)	5.00%	75.31	CDX.HY.CDSI.S23	N/A		(8,140,238)
13,385,000	USD	1/17/2047	BOA	(Pay)	1.00%	114.05	CMBX.NA.AS.7	N/A		365,857
9,067,000	USD	5/11/2063	CSI	(Pay)	3.00%	299.91	CMBX.BBB.CDSI.S6	N/A		148,699
8,810,000	USD	12/20/2019	MSCI	(Pay)	5.00%	422.23	CDX.HY.CDSI.S23	N/A		(42,866)
13,215,000	USD	12/20/2019	MSCI	Receive	5.00%	177.26	CDX.HY.CDSI.S23	13,215,000	USD	1,660,630
13,385,000	USD	10/17/2057	DB	Receive	0.50%	94.64	CMBX.NA.AAA.8	13,385,000	USD	(745,768)
26,609,000	USD	10/17/2057	DB	Receive	0.50%	96.13	CMBX.NA.AAA.8	26,609,000	USD	(1,482,565)
26,609,000	USD	1/17/2047	DB	(Pay)	1.00%	116.06	CMBX.NA.AS.7	N/A		727,313
13,270,000	USD	1/17/2047	MSCI	(Pay)	1.00%	121.00	CMBX.NA.AS.7	N/A		362,713
13,270,000	USD	10/17/2057	MSCI	Receive	0.50%	1.00%	CMBX.NA.AAA.8	13,270,000	USD	(739,360)
90,890,000	EUR	6/20/2020	CSI (f)	(Pay)	1.00%	0.81%	iTraxx.EUR.SNRFIN.23	N/A		(1,108,781)
44,616,000	USD	10/15/2057	CSI	Receive	0.50%	93.50%	CMBX.NA.AAA.8	44,616,000	USD	(2,485,855)
44,616,000	USD	1/17/2047	CSI	(Pay)	1.00%	112.00%	CMBX.NA.AS.7	N/A		1,219,504
5,000,000	USD	6/20/2016	GS	Receive	5.00%	15.53%	MBIA Corp	5,000,000	USD	(329,571)
5,000,000	USD	3/20/2017	GS	(Pay)	5.00%	18.17%	MBIA Corp	N/A		745,186
4,600,000	USD	3/20/2017	JPM	(Pay)	5.00%	18.17%	MBIA Corp	N/A		685,571
4,533,000	USD	5/11/2063	CSI	(Pay)	3.00%	286.00	CMBX BBB- CDSI S6	N/A		74,341

										$(9,388,395)

							Premiums to (Pay) Receive			$11,054,080

72	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of August 31, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
300,000,000	USD	7/16/2016	CSS (g)	(Pay)	0.53%	3 Month USD LIBOR	$(55,059)
110,000,000	USD	5/7/2017	CSS (g)	(Pay)	0.88%	3 Month USD LIBOR	(185,852)
27,000,000	USD	9/16/2020	CSS (g)	(Pay)	1.80%	3 Month USD LIBOR	(171,584)
27,201,000	USD	4/16/2025	CSS (g)	(Pay)	2.00%	3 Month USD LIBOR	570,808
19,910,000	USD	9/16/2025	CSS (g)	(Pay)	2.15%	3 Month USD LIBOR	234,330

							$392,643

					Premiums to (Pay) Receive		$260,200

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	Rate rounds to 0.00%.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(f)	Swap was cleared through the Intercontinental Exchange, Inc.

(g)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 109.

See accompanying notes to the financial statements.	73

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	85.7%
Short-Term Investments	13.0
Loan Participations	1.7
Rights/Warrants	0.8
Loan Assignments	0.2
Forward Currency Contracts	0.0 ^
Written/Credit Linked Options	(0.1)
Swap Contracts	(1.5)
Reverse Repurchase Agreements	(1.6)
Other	1.8

100.0%

Country/Region Summary**	% of Investments
Mexico	11.5%
Russia	8.1
Brazil	7.4
Turkey	5.5
Indonesia	4.8
Venezuela	4.1
Argentina	3.7
Hungary	3.3
China	2.8
Philippines	2.8
South Africa	2.6
Kazakhstan	2.2
Colombia	2.0
Tunisia	1.9
Dominican Republic	1.8
Costa Rica	1.7
Malaysia	1.7
Pakistan	1.6
Congo	1.5
Israel	1.4
Panama	1.4
Peru	1.4
Sri Lanka	1.4
Uruguay	1.4
Angola	1.3
Croatia	1.3
United States	1.1
Bahrain	1.0
Morocco	1.0
Serbia	1.0
Zambia	0.9
Armenia	0.8
Chile	0.8
Gabon	0.8
Ukraine	0.8
Azerbaijan	0.7
Romania	0.7
Bahamas	0.6
Belize	0.6
Iraq	0.6
Jamaica	0.6
Greece	0.5
Guatemala	0.5

Country/Region Summary**	% of Investments
Honduras	0.5%
Mongolia	0.5
Vietnam	0.5
Ivory Coast	0.4
Lithuania	0.4
Nigeria	0.4
Thailand	0.4
El Salvador	0.3
Kenya	0.3
Korea	0.3
Paraguay	0.3
Qatar	0.3
Slovenia	0.3
Ecuador	0.2
Ethiopia	0.2
Ghana	0.2
Iceland	0.2
Lebanon	0.2
Senegal	0.2
Belarus	0.1
Latvia	0.1
Trinidad & Tobago	0.1
Egypt	0.0 ^

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

^	Rounds to 0.0^%.

74

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 85.4%

		Albania — 1.0%
		Foreign Government Obligations
EUR	3,760,000	Albania Government International Bond, 7.50%, due 11/04/15	4,219,286
USD	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	35,449,992

		Total Albania	39,669,278

		Argentina — 5.0%
		Foreign Government Obligations — 4.1%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	5,400,000
EUR	8,008,646	Republic of Argentina Discount Bond, 7.82%, due 12/31/33 (b)	8,211,786
USD	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	9,519,136
USD	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33 (b)	40,409,364
USD	2,956,000	Republic of Argentina Discount Bond, 6 mo. LIBOR + .81%, due 03/31/23 (b)	2,719,520
DEM	4,735,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, due 03/31/23 (b)	2,716,690
USD	5,440,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38	2,551,360
EUR	108,400,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38 (b)	61,124,664
EUR	47,530,000	Republic of Argentina Par Bond, 2.26%, due 12/31/38 (b)	26,534,569

			159,187,089

		Judgments — 0.9%
USD	32,000,000	Republic of Argentina Discount Bond, 1.00%, due 03/31/23 (b) (c) (d)	23,552,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (b) (c) (d)	11,040,000

			34,592,000

		Total Argentina	193,779,089

		Armenia — 0.9%
		Foreign Government Obligations
USD	31,000,000	Republic of Armenia, Reg. S, 7.15%, due 03/26/25	29,760,000
USD	5,000,000	Republic of Armenia, Reg S, 6.00%, due 09/30/20	4,775,000

		Total Armenia	34,535,000

		Azerbaijan — 0.7%
		Foreign Government Agency — 0.2%
USD	7,500,000	State Oil Co of the Azerbaijan Republic, Reg S, 6.95%, due 03/18/30	7,368,750

Par Value		Description	Value ($)

		Foreign Government Obligations — 0.5%
USD	23,000,000	Republic of Azerbaijan International Bond, Reg S, 4.75%, due 03/18/24	22,022,500

		Total Azerbaijan	29,391,250

		Bahrain — 0.7%
		Foreign Government Obligations
USD	13,000,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	11,180,000
USD	17,250,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	14,835,000

		Total Bahrain	26,015,000

		Belarus — 0.1%
		Foreign Government Obligations
USD	5,000,000	Republic of Belarus, Reg S, 8.95%, due 01/26/18	4,906,250

		Belize — 0.5%
		Foreign Government Obligations
USD	28,986,300	Republic of Belize, Reg S, Step Up, 5.00%, due 02/20/38	21,486,095

		Bosnia & Herzegovina — 0.1%
		Foreign Government Obligations
DEM	6,350,520	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 0.88%, due 12/11/17	3,338,438

		Brazil — 4.2%
		Foreign Government Agency — 3.0%
USD	31,000,000	Banco Nacional de Desenvolvimento Economico e Social, Reg S, 5.75%, due 09/26/23	29,140,456
USD	96,000,000	Petrobras Global Finance BV, 6.85%, due 06/05/15	71,586,720
GBP	13,420,000	Petrobras Global Finance BV, 6.25%, due 12/14/26	17,061,294

			117,788,470

		Foreign Government Obligations — 1.2%
USD	20,000,000	Republic of Brazil, 7.13%, due 01/20/37	21,000,000
USD	21,000,000	Republic of Brazil, 8.25%, due 01/20/34	24,360,000

			45,360,000

		Total Brazil	163,148,470

		Chile — 0.5%
		Corporate Debt
USD	17,000,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97	20,706,000

See accompanying notes to the financial statements.	75

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)

		Colombia — 1.5%
		Foreign Government Agency — 0.7%
USD	19,000,000	Ecopetrol SA, 7.38%, due 09/18/43	18,422,020
USD	14,000,000	Ecopetrol SA, 5.88%, due 05/28/45	11,270,000

			29,692,020

		Foreign Government Obligations — 0.8%
USD	25,000,000	Colombia Government International Bond, 5.63%, due 02/26/44	24,375,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (c)	5,468,152

			29,843,152

		Total Colombia	59,535,172

		Congo Republic (Brazzaville) — 2.1%
		Foreign Government Obligations
USD	93,321,540	Republic of Congo, Reg S, Series INTL, Step Up, 4.00%, due 06/30/29	81,423,044

		Costa Rica — 1.3%
		Foreign Government Agency — 0.3%
USD	15,045,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	12,336,900

		Foreign Government Obligations — 1.0%
USD	3,000,000	Costa Rica Government International Bond, Reg S, 5.63%, due 04/30/43	2,426,250
USD	39,400,000	Costa Rica Government International Bond, Reg. S, 7.16%, due 03/12/45	36,839,000

			39,265,250

		Total Costa Rica	51,602,150

		Croatia — 1.3%
		Foreign Government Obligations
USD	6,000,000	Croatia Government International Bond, Reg S, 6.38%, due 03/24/21	6,472,500
USD	24,000,000	Croatia Government International Bond, Reg S, 5.50%, due 04/04/23	24,810,000
USD	18,000,000	Croatia Government International Bond, Reg S, 6.00%, due 01/26/24	19,192,500

		Total Croatia	50,475,000

		Dominican Republic — 3.0%
		Asset-Backed Securities — 0.6%
USD	24,371,074	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24(c)	23,131,441

		Foreign Government Agency — 0.2%
USD	7,370,000	Banco de Reservas de la Republica Dominicana, Reg S, 7.00%, due 02/01/23	7,358,647

Par Value		Description	Value ($)

		Dominican Republic — continued
		Foreign Government Obligations — 2.2%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	9,500,000
USD	38,607,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.25%, due 08/30/24	37,583,914
USD	10,000,000	Dominican Republic International Bond, Reg S, 7.45%, due 04/30/44	10,487,500
USD	29,000,000	Dominican Republic International Bond, Reg. S, 6.85%, due 01/27/45	28,565,000

			86,136,414

		Total Dominican Republic	116,626,502

		Ecuador — 0.2%
		Foreign Government Obligations
USD	6,000,000	Ecuador Government International Bond, 144A, 7.95%, due 06/20/24	4,290,000
USD	5,500,000	Ecuador Government International Bond, Reg. S, 7.95%, due 06/20/24	4,042,500

		Total Ecuador	8,332,500

		El Salvador — 0.2%
		Foreign Government Obligations
USD	10,000,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	9,600,000

		Ethiopia — 0.3%
		Foreign Government Obligations
USD	14,000,000	Federal Democratic Republic of Ethiopia, Reg. S, 6.63%, due 12/11/24	13,230,000

		Gabon — 0.9%
		Foreign Government Obligations
USD	40,000,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	34,900,000

		Ghana — 0.2%
		Foreign Government Obligations
USD	8,000,000	Republic of Ghana, Reg S, 7.88%, due 08/07/23	7,120,000

		Greece — 0.4%
		Foreign Government Obligations
EUR	28,882,000	Hellenic Republic Government Bond, Step Up, 3.00%, due 02/24/36	16,883,641

		Grenada — 0.1%
		Foreign Government Obligations
USD	9,000,000	Grenada Government International Bond, Step Up, Reg S, 6.00%, due 09/15/25 (b)	2,340,000

76	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)

		Guatemala — 0.5%
		Foreign Government Obligations
USD	15,500,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	19,491,250

		Honduras — 0.9%
		Foreign Government Obligations
USD	18,875,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	19,889,531
USD	14,000,000	Republic of Honduras, Reg S, 8.75%, due 12/16/20	15,575,000

		Total Honduras	35,464,531

		Hungary — 1.8%
		Foreign Government Obligations
USD	51,500,000	Hungary Government International Bond, 7.63%, due 03/29/41	69,900,950

		Iceland — 0.3%
		Foreign Government Obligations
USD	11,000,000	Iceland Government International Bond, Reg S, 5.88%, due 05/11/22	12,409,858

		Indonesia — 3.2%
		Foreign Government Agency — 1.3%
USD	28,200,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	31,090,500
USD	8,000,000	Majapahit Holding BV, Reg S, 7.75%, due 01/20/20	8,970,000
USD	10,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	9,750,000

			49,810,500

		Foreign Government Obligations — 1.9%
USD	12,500,000	Indonesia Government International Bond, Reg S, 4.63%, due 04/15/43	10,703,125
USD	33,800,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	31,307,250
USD	12,216,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	13,147,470
USD	16,784,000	Indonesia Government International Bond, Reg S, 6.75%, due 01/15/44	18,630,240

			73,788,085

		Total Indonesia	123,598,585

		Iraq — 0.3%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	11,437,500

Par Value		Description	Value ($)

		Israel — 1.1%
		Foreign Government Agency
USD	7,243,000	Israel Electric Corp., Ltd., Reg S, 7.88%, due 12/15/26	8,854,567
USD	12,143,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	12,750,150
JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32	19,899,369

		Total Israel	41,504,086

		Ivory Coast — 0.6%
		Foreign Government Obligations
USD	25,265,000	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	22,776,398

		Jamaica — 0.5%
		Foreign Government Agency — 0.2%
USD	5,000,000	National Road Operating & Construction Co. Ltd., Reg S, 9.38%, due 11/10/24	5,725,000

		Foreign Government Obligations — 0.3%
USD	12,500,000	Jamaica Government International Bond, 7.88%, due 07/28/45	12,296,875

		Total Jamaica	18,021,875

		Kazakhstan — 1.4%
		Foreign Government Agency — 0.4%
USD	18,000,000	KazMunayGas National Co. JSC, 144A, 6.00%, due 11/07/44	14,220,000

		Foreign Government Obligations — 1.0%
USD	41,000,000	Kazakhstan Government International Bond, 144A, 6.50%, due 07/21/45	39,257,500

		Total Kazakhstan	53,477,500

		Kenya — 0.4%
		Foreign Government Obligations
USD	17,000,000	Kenya Government International Bond, 144A, 6.88%, due 06/24/24	16,490,000

		Latvia — 0.1%
		Foreign Government Obligations
USD	4,000,000	Republic of Latvia, Reg S, 5.25%, due 06/16/21	4,506,320

		Lithuania — 0.3%
		Foreign Government Obligations
USD	11,500,000	Republic of Lithuania, Reg S, 6.63%, due 02/01/22	13,762,625

See accompanying notes to the financial statements.	77

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)

		Macedonia — 0.3%
		Foreign Government Obligations
EUR	11,000,000	FYR Macedonia, Reg. S, 3.98%, due 07/24/21	12,044,594

		Malaysia — 0.6%
		Foreign Government Agency
USD	25,000,000	Petronas Capital Ltd, Reg. S, 4.50%, due 03/18/45	23,750,000

		Mexico — 8.6%
		Foreign Government Agency — 2.8%
USD	51,000,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	51,765,000
USD	35,000,000	Petroleos Mexicanos, Reg. S, 5.63%, due 01/23/46	30,782,500
USD	1,360,000	Petroleos Mexicanos, 9.50%, due 09/15/27	1,662,600
USD	26,500,000	Petroleos Mexicanos, 6.38%, due 01/23/45	25,740,775

			109,950,875

		Foreign Government Obligations — 5.8%
USD	234,258,000	United Mexican States, 5.75%, due 10/12/2110	224,887,680

		Total Mexico	334,838,555

		Mongolia — 0.4%
		Foreign Government Obligations
USD	18,600,000	Mongolia Government International Bond, Reg S, 5.13%, due 12/05/22	14,787,000

		Montenegro — 0.1%
		Foreign Government Obligations
EUR	2,000,000	Montenegro Government International Bond, 7.25%, due 04/08/16	2,292,687

		Morocco — 0.8%
		Foreign Government Agency
USD	32,000,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	32,880,000

		Nigeria — 0.3%
		Foreign Government Obligations
USD	6,100,000	Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21	5,978,000
USD	8,400,000	Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23	7,812,000

		Total Nigeria	13,790,000

		Pakistan — 0.8%
		Foreign Government Obligations
USD	32,500,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	30,468,750

Par Value		Description	Value ($)

		Panama — 1.4%
		Foreign Government Agency — 0.3%
USD	13,600,000	AES Panama SRL, 144A, 6.00%, due 06/25/22	13,783,600

		Foreign Government Obligations — 1.1%
USD	7,295,000	Panama Government International Bond, 8.13%, due 04/28/34	9,775,300
USD	23,408,000	Panama Government International Bond, 4.30%, due 04/29/53	20,160,140
USD	12,000,000	Panama Government International Bond, 3.75%, due 03/16/25	11,730,000

			41,665,440

		Total Panama	55,449,040

		Paraguay — 0.3%
		Foreign Government Obligations
USD	11,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	11,027,500

		Peru — 1.4%
		Foreign Government Agency — 0.2%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	9,307,870

		Foreign Government Obligations — 1.2%
USD	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (c)	4,950,000
USD	37,000,000	Republic of Peru, 5.63%, due 11/18/50	39,590,000

			44,540,000

		Total Peru	53,847,870

		Philippines — 3.4%
		Foreign Government Agency — 2.5%
USD	25,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	36,167,910
USD	40,550,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	61,636,000

			97,803,910

		Foreign Government Obligations — 0.9%
USD	26,720,000	Republic of Philippines, 6.38%, due 01/15/32	34,903,000

		Total Philippines	132,706,910

		Qatar — 0.2%
		Foreign Government Obligations
USD	5,000,000	Qatar Government International Bond, Reg S, 5.75%, due 01/20/42	6,075,425

		Romania — 0.5%
		Foreign Government Obligations
USD	16,000,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44	18,680,000

78	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)

		Russia — 5.3%
		Foreign Government Agency — 2.2%
USD	27,000,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	22,410,000
USD	38,800,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	41,758,500
USD	23,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	19,262,500
USD	3,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.72%, due 06/16/21	2,853,750

			86,284,750

		Foreign Government Obligations — 3.1%
USD	49,200,000	Russian Foreign Bond, Reg S, 5.63%, due 04/04/42	44,526,000
USD	84,000,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43	78,120,000

			122,646,000

		Total Russia	208,930,750

		Rwanda — 0.1%
		Foreign Government Obligations
USD	5,000,000	Rwanda International Government Bond, Reg. S, 6.63%, due 05/02/23	5,010,007

		Senegal — 0.2%
		Foreign Government Obligations
USD	8,750,000	Republic of Senegal, Reg S, 8.75%, due 05/13/21	9,417,188

		Serbia — 0.8%
		Foreign Government Obligations
USD	4,880,853	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	4,947,965
USD	24,000,000	Republic of Serbia, 7.25%, due 09/28/21	27,120,000

		Total Serbia	32,067,965

		Slovenia — 0.4%
		Foreign Government Obligations
USD	15,000,000	Slovenia Government International Bond, Reg S, 5.85%, due 05/10/23	17,118,074

		South Africa — 1.6%
		Foreign Government Agency — 0.5%
USD	19,000,000	Eskom Holdings SOC Ltd, Reg. S, 7.13%, due 02/11/25	18,420,500
ZAR	163,000,000	Eskom Holdings SOC Ltd., Zero Coupon, due 12/31/32	1,539,878
ZAR	20,000,000	Transnet Ltd., 13.50%, due 04/18/28	1,766,465

			21,726,843

Par Value		Description	Value ($)

		South Africa — continued
		Foreign Government Obligations — 1.1%
USD	15,000,000	South Africa Government International Bond, 5.88%, due 09/16/25	16,200,000
USD	26,000,000	South Africa Government International Bond, 5.38%, due 07/24/44	25,194,000

			41,394,000

		Total South Africa	63,120,843

		South Korea — 0.4%
		Foreign Government Agency
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	8,934,421
USD	8,000,000	Korea Hydro & Nuclear Power Co. Ltd., Reg S, 4.75%, due 07/13/21	8,830,497

		Total South Korea	17,764,918

		Sri Lanka — 1.2%
		Foreign Government Obligations
USD	8,500,000	Sri Lanka Government International Bond, Reg S, 6.25%, due 07/27/21	8,521,250
USD	19,150,000	Sri Lanka Government International Bond, Reg S, 5.88%, due 07/25/22	18,695,188
USD	19,000,000	Sri Lanka Government International Bond, Reg. S, 6.13%, due 06/03/25	18,430,000

		Total Sri Lanka	45,646,438

		Thailand — 0.3%
		Foreign Government Agency
USD	7,000,000	PTT PCL, Reg S, 4.50%, due 10/25/42	6,195,000
USD	4,000,000	PTTEP Canada International Finance Ltd., Reg S, 5.69%, due 04/05/21	4,435,968

		Total Thailand	10,630,968

		Trinidad And Tobago — 0.2%
		Foreign Government Agency
USD	6,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	6,742,500

		Tunisia — 1.7%
		Foreign Government Agency
JPY	7,000,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30	48,818,410
JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31	17,045,408

		Total Tunisia	65,863,818

		Turkey — 4.1%
		Foreign Government Obligations
USD	64,000,000	Republic of Turkey, 6.75%, due 05/30/40	71,136,000
USD	65,000,000	Republic of Turkey, 6.00%, due 01/14/41	66,235,000

See accompanying notes to the financial statements.	79

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)

		Turkey — continued
		Foreign Government Obligations — continued
EUR	18,000,000	Republic of Turkey, 4.35%, due 11/12/21	21,593,128

		Total Turkey	158,964,128

		Ukraine — 0.7%
		Foreign Government Obligations
USD	4,000,000	City of Kyiv Via Kyiv Finance PLC, Reg S, 9.38%, due 07/11/16	2,595,000
USD	36,381,000	Ukraine Government International Bond, Reg S, 7.95%, due 02/23/21	26,558,130

		Total Ukraine	29,153,130

		United States — 4.9%
		Asset-Backed Securities — 1.0%
USD	2,132,554	Aircraft Finance Trust, Series 99-1A, Class A1, 1 mo. LIBOR + .48%, 0.68%, due 05/15/24	575,789
USD	439,738	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.64%, due 10/25/30	389,062
USD	9,240,891	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.44%, due 12/15/35¿	8,505,177
USD	5,462,016	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.44%, due 12/15/35¿	4,503,968
USD	4,026,030	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.40%, due 05/15/36¿	3,349,009
USD	9,504,287	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.36%, due 10/25/36¿	5,702,572
USD	1,447,955	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.37%, due 03/25/36¿	1,441,990
USD	12,175,574	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.35%, due 11/25/36¿	6,148,665
USD	12,337,915	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.42%, due 11/25/36¿	6,292,337
USD	6,608,154	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.56%, due 04/25/37¿	3,248,853

			40,157,422

		U.S. Government — 3.9%
USD	73,796,800	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (e) (f)	72,085,452
USD	80,000,000	U.S. Treasury Note, 1.50%, due 06/30/16	80,737,520

			152,822,972

		Total United States	192,980,394

Par Value		Description	Value ($)

		Uruguay — 1.2%
		Foreign Government Obligations
USD	15,000,000	Uruguay Government International Bond, 4.13%, due 11/20/45	12,262,500
USD	36,000,000	Uruguay Government International Bond, 5.10%, due 06/18/50	32,985,000

		Total Uruguay	45,247,500

		Venezuela — 5.2%
		Foreign Government Agency — 3.2%
USD	109,278,000	Electricidad de Caracas Finance BV, 8.50%, due 04/10/18	37,700,910
USD	8,000,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21	2,960,000
USD	83,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26	27,390,000
USD	173,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24	58,171,250

			126,222,160

		Foreign Government Obligations — 2.0%
USD	62,100,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20	21,579,750
USD	6,000,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19	2,115,000
USD	144,050,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23	52,578,250

			76,273,000

		Total Venezuela	202,495,160

		Vietnam — 0.4%
		Foreign Government Agency — 0.3%
USD	18,804,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	10,624,260

		Foreign Government Obligations — 0.1%
USD	5,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.25%, due 03/13/28	4,168,750

		Total Vietnam	14,793,010

		Zambia — 1.0%
		Foreign Government Obligations
USD	35,360,000	Zambia Government International Bond, Reg S, 8.50%, due 04/14/24	32,000,800
USD	7,700,000	Zambia Government International Bond, 144A, 8.97%, due 07/30/27	7,026,250

		Total Zambia	39,027,050

		TOTAL DEBT OBLIGATIONS (COST $3,422,838,759)	3,339,496,529

80	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)

		LOAN ASSIGNMENTS — 0.2%

		Indonesia
USD	1,684,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	1,587,924
USD	1,684,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	1,587,924
USD	2,246,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	2,117,232
USD	1,224,210	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + .88%, 1.25%, due 12/16/19	1,129,334
EUR	1,066,409	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21	951,354

		TOTAL LOAN ASSIGNMENTS (COST $6,953,284)	7,373,768

		LOAN PARTICIPATIONS — 1.7%

		Angola — 0.8%
USD	15,000,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/20/23	14,250,000
USD	18,000,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 1.00%, due 12/20/23	17,100,000

		Total Angola	31,350,000

		Egypt — 0.0%
CHF	921,503	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (c)	745,904

		Indonesia — 0.2%
USD	7,040,409	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.21%, due 09/29/19	6,477,176

		Iraq — 0.5%
JPY	3,622,561,271	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Zero Coupon, due 01/01/28	17,568,626
JPY	473,333,078	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Zero Coupon, due 01/01/28	2,270,664

		Total Iraq	19,839,290

		Russia — 0.0%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.), Zero Coupon (b) (c)	1,427,103

Par Value / Shares		Description	Value ($)

		Vietnam — 0.2%
JPY	1,058,990,936	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.74%, due 09/01/17	7,948,874

		TOTAL LOAN PARTICIPATIONS (COST $91,434,232)	67,788,347

		MUTUAL FUNDS — 2.0%

		United States
		Affiliated Issuers
	568,012	GMO Debt Opportunities Fund, Class VI	14,109,411
	2,480,326	GMO U.S. Treasury Fund	62,008,142

		TOTAL MUTUAL FUNDS (COST $73,857,424)	76,117,553

		RIGHTS/WARRANTS — 0.8%

		Argentina — 0.6%
EUR	298,220,524	Republic of Argentina GDP Linked, Expires 12/15/35 (g)	26,939,191

		Nigeria — 0.1%
	25,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20	3,250,000

		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21* (c)	—

		Venezuela — 0.1%
	438,235	Republic of Venezuela Oil Warrants, Expires 04/20/20	2,717,057

		TOTAL RIGHTS/WARRANTS (COST $39,890,502)	32,906,248

		SHORT-TERM INVESTMENTS — 11.3%

		Money Market Funds — 0.3%
	12,425,599	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (h)	12,425,599

		U.S. Government — 11.0%
	10,000,000	U.S. Treasury Bill, 0.03%, due 12/10/15 (i)	9,999,190
	25,000,000	U.S. Treasury Bill, 0.12%, due 12/24/15 (i)	24,990,300
	158,825,000	U.S. Treasury Bill, 0.13%, due 01/07/16 (e) (i) (j)	158,750,511
	15,000,000	U.S. Treasury Bill, 0.22%, due 02/18/16 (i)	14,984,820

See accompanying notes to the financial statements.	81

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government — continued
70,000,000	U.S. Treasury Note, 0.25%, due 09/15/15	69,995,870
31,000,000	U.S. Treasury Note, 0.25%, due 09/30/15	31,000,000
15,000,000	U.S. Treasury Note, 0.25%, due 12/15/15	15,002,340
90,000,000	U.S. Treasury Note, 0.38%, due 01/15/16	90,031,680

15,000,000	U.S. Treasury Note, 0.38%, due 01/31/16	15,007,620

	TOTAL U.S. GOVERNMENT (COST $429,845,055)	429,762,331

	TOTAL SHORT-TERM INVESTMENTS (COST $442,270,654)	442,187,930

	TOTAL INVESTMENTS — 101.4% (Cost $4,077,244,855)	3,965,870,375
	Other Assets and Liabilities (net) — (1.4%)	(55,227,663)

	TOTAL NET ASSETS — 100.0%	$3,910,642,712

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/26/2015	BOA	EUR	39,996,000	USD	44,836,916	$(81,864)
10/26/2015	DB	EUR	40,002,000	USD	44,719,236	(206,283)
10/26/2015	GS	EUR	40,000,000	USD	44,690,628	(232,645)
10/26/2015	MSCI	EUR	40,002,000	USD	44,821,041	(104,478)
09/14/2015	BCLY	JPY	800,000,000	USD	6,458,853	(140,897)

						$(766,167)

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	62,870,027	JP Morgan Securities, Inc., (0.30%), dated 12/31/15, to be repurchased on demand at face value plus accrued interest. (k)	$(62,863,984)

		Average balance outstanding	$(87,477,650)
		Average interest rate	0.87%
		Maximum balance outstanding	$(229,339,138)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Credit Linked Options

Principal Amount			Expiration Date	Descriptions	Premiums	Market Value
Put Sold	USD	43,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option Swap, Fund receives premium of 0.30% (OTC) (CP-DB) (c)	$252,984	$(599,289)
Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option Swap, Fund receives premium of 0.44% (OTC) (CP-DB) (c)	1,257,666	(3,222,084)
Put Sold	USD	62,000,000	03/21/2017	Lebanese Republic Credit Linked Put Option Swap, Fund receives premium of 0.50% (OTC) (CP-DB) (c)	784,472	382,398
Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option Swap, Fund receives premium of 0.25% (OTC) (CP-DB) (c)	130,313	(41,749)
Put Sold	USD	70,000,000	04/03/2018	Turkiye Cumhuriyeti Ziraat Bankasi A.S. Credit Linked Put Option Swap, Fund receives premium of 0.40% (OTC) (CP-DB) (c)	569,333	(198,959)
Put Sold	USD	70,000,000	07/14/2017	Turkiye Is Bankasi A.S. Credit Linked Put Option Swap, Fund receives premium of 0.40% (OTC) (CP-DB) (c)	717,111	(109,330)

					$3,711,879	$(3,789,013)

82	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
6,000,000	USD	9/20/2015	JPM	(Pay)	5.00%	24.52%	Republic of Venezuela	N/A		$80,258
15,000,000	USD	9/20/2015	BCLY	(Pay)	1.00%	0.6%	Republic of Colombia	N/A		(27,751)
56,950,000,000	COP	11/20/2015	CITI	Receive	1.81%	0.37%	Republic of Colombia	56,950,000,000	COP	135,243
15,000,000	USD	2/20/2016	CITI	(Pay)	2.16%	0.60%	Republic of Colombia	N/A		(80,532)
56,700,000,000	COP	2/20/2016	CITI	Receive	1.46%	0.43%	Republic of Colombia	56,700,000,000	COP	61,318
114,800,000,000	COP	4/20/2016	CITI	Receive	1.33%	0.46%	Republic of Colombia	114,800,000,000	COP	288,000
25,000,000	USD	4/20/2016	CITI	(Pay)	1.90%	0.60%	Republic of Colombia	N/A		(291,709)
3,666,667	EUR	6/17/2016	DB	Receive	5.60%	7.66%	Republic of Angola	3,666,667	EUR	64,876
20,000,000	USD	8/20/2016	CITI	(Pay)	2.15%	0.68%	Republic of Colombia	N/A		(202,379)
97,680,000,000	COP	8/20/2016	CITI	Receive	1.51%	0.52%	Republic of Colombia	97,680,000,000	COP	171,701
19,500,000	USD	3/20/2017	DB	Receive	5.00%	42.23%	Bolivarian Republic of Venezuela	19,500,000	USD	(10,544,216)
2,500,000	USD	5/20/2017	DB	(Pay)	1.05%	0.8%	Republic of Peru	N/A		(7,741)
32,000,000	PEN	5/20/2017	DB	Receive	0.79%	0.59%	Republic of Peru	32,000,000	PEN	17,104
4,500,000	USD	7/20/2017	JPM	Receive	3.30%	6.4%	Republic of Jamaica	4,500,000	USD	(223,625)
25,000,000	USD	12/20/2017	JPM	Receive	5.00%	174.36%	Government of Ukraine	25,000,000	USD	(6,551,963)
5,400,000	EUR	3/20/2018	DB	Receive	1.00%	4.55%	Republic of Macedonia	5,400,000	EUR	(499,539)
50,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	2.05%	Republic of Brazil	N/A		3,626,256
44,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	2.32%	Republic of Croatia	N/A		2,139,338
6,000,000	USD	3/20/2020	BCLY	Receive	1.00%	2.54%	Republic of Croatia	6,000,000	USD	(399,680)
6,000,000	USD	6/20/2020	DB	Receive	1.00%	2.80%	Commonwealth of Bahamas	6,000,000	USD	(431,643)
42,000,000	EUR	12/20/2020	DB	(Pay)	1.00%	2.78%	Commonwealth of Bahamas	N/A		3,652,759
57,000,000	USD	12/20/2020	DB	Receive	1.00%	3.07%	Commonwealth of Bahamas	57,000,000	USD	(5,050,996)
30,000,000	USD	3/20/2023	JPM	Receive	1.00%	2.41%	Republic of Turkey	30,000,000	USD	(3,600,104)
40,000,000	USD	6/20/2023	JPM	Receive	1.00%	2.97%	Republic of Croatia	40,000,000	USD	(5,401,747)
160,000,000	EUR	6/20/2023	DB	Receive	1.00%	2.87%	Republic of Croatia	160,000,000	EUR	(24,248,863)
200,000,000	USD	6/20/2023	DB	(Pay)	1.00%	2.97%	Republic of Croatia	N/A		27,008,736
6,000,000	USD	6/20/2023	DB	Receive	1.00%	3.29%	Commonwealth of Bahamas	6,000,000	USD	(849,974)
3,000,000	USD	6/20/2023	DB	Receive	1.00%	3.29%	Commonwealth of Bahamas	3,000,000	USD	(424,987)
25,000,000	USD	9/20/2023	JPM	Receive	1.00%	2.44%	Republic of South Africa	25,000,000	USD	(3,083,155)
24,000,000	USD	3/20/2024	JPM	Receive	1.00%	1.56%	Republic of Malaysia	24,000,000	USD	(1,834,010)
27,250,000	USD	6/20/2024	JPM	Receive	1.00%	2.79%	Republic of Brazil	27,250,000	USD	(5,345,332)
22,750,000	USD	6/20/2024	JPM	Receive	1.00%	2.79%	Republic of Brazil	22,750,000	USD	(4,462,616)
60,000,000	USD	6/20/2024	JPM	Receive	1.00%	1.31%	Peoples Republic of China	60,000,000	USD	(2,318,995)
25,000,000	USD	3/20/2025	GS	Receive	1.00%	1.32%	Republic of China	25000000	USD	(1,053,852)
10,000,000	USD	6/20/2025	GS	Receive	1.00%	2.30%	Indonesia	10,000,000	USD	(1,441,020)
25,000,000	USD	6/20/2025	GS	Receive	1.00%	2.30%	Indonesia	25,000,000	USD	(3,602,550)
20,000,000	USD	6/20/2025	GS	Receive	1.00%	1.56%	Republic of China	20,000,000	USD	(881,685)
68,000,000	EUR	6/20/2025	DB	(Pay)	1.00%	4.64%	Commonwealth of Bahamas	N/A		7,543,873

See accompanying notes to the financial statements.	83

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
91,000,000	USD	6/20/2025	DB	Receive	1.00%	4.98%	Commonwealth of Bahamas	91,000,000	USD	$(9,887,371)
40,000,000	USD	3/20/2030	JPM	Receive	1.00%	2.9%	Republic of Brazil	40,000,000	USD	(10,856,977)
20,000,000	USD	9/20/2031	GS	(Pay)	1.00%	1.74%	United Mexican States	N/A		2,409,491

										$(56,406,059)

							Premiums to (Pay) Receive			$36,667,108

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of August 31, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
14,000,000,000	JPY	4/28/2025	GS	3 Month JPY LIBOR plus a spread of (0.22)%	3 Month USD LIBOR	$(2,317,506)

					Premiums to (Pay) Receive	$—

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
120,000,000	USD	9/1/2045	JPMF (l)	(Pay)	2.69%	3 Month USD LIBOR	$826,455

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

84	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Counterparty Abbreviations

Notes to Schedule of Investments:

*	Non-income producing security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Security is in default.

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)	Security represents a judgment against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. See “Other matters” in Notes to Financial Statements for additional information.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(f)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(g)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(h)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(i)	The rate shown represents yield-to-maturity.

(j)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(k)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(l)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 109.

See accompanying notes to the financial statements.	85

Global Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	84.3%
Short-Term Investments	18.8
Options Purchased	2.3
Forward Currency Contracts	0.4
Futures Contracts	0.2
Loan Participations	0.1
Forward Currency Contracts	0.0 ^
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Reverse Repurchase Agreements	(0.1)
Swap Contracts	(0.9)
Written/Credit Linked Options	(1.3)
Other	(3.8)

100.0%

Country/Region Summary**	% of Investments
United States	45.6%
Japan	24.4
Euro Region***	12.3
Australia	10.6
Denmark	6.4
Emerging****	5.8
Mexico	3.8
Canada	1.4
Switzerland	(4.2)
United Kingdom	(6.1)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.
****	The “Emerging” exposure is associated only with investments in GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Mexico, Russia, Brazil, Turkey, Indonesia, Venezuela, Argentina, Hungary, China and Philippines. Additional information about Emerging Country Debt Fund’s emerging country exposure is available in the country/region summary of its financial statements.

^	Rounds to 0.0%.

86

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 68.5%

		Belgium — 1.5%
		Foreign Government Obligations
EUR	230,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	317,085
EUR	150,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	256,488

		Total Belgium	573,573

		Canada — 4.0%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada, 1.50%, due 06/01/23	1,549,407

		France — 5.7%
		Foreign Government Obligations
EUR	1,270,000	Government of France, Reg S, 3.25%, due 10/25/21	1,661,390
EUR	320,000	Government of France, Reg S, 4.50%, due 04/25/41	541,975

		Total France	2,203,365

		Italy — 7.3%
		Foreign Government Obligations
EUR	1,340,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	1,714,558
EUR	440,000	Buoni Poliennali Del Tesoro, 4.75%, due 05/01/17	531,143
EUR	450,000	Republic of Italy, Reg S, 4.00%, due 02/01/37	602,901

		Total Italy	2,848,602

		Japan — 14.8%
		Foreign Government Obligations
JPY	384,000,000	Japan Government Ten Year Bond, 1.30%, due 09/20/19	3,327,729
JPY	168,300,000	Japan Government Thirty Year Bond, 2.40%, due 12/20/34	1,695,081
JPY	83,200,000	Japan Government Thirty Year Bond, 1.70%, due 12/20/43	734,199

		Total Japan	5,757,009

		Netherlands — 1.2%
		Foreign Government Obligations
EUR	20,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	25,882
EUR	250,000	Netherlands Government Bond, 5.50%, due 01/15/28	420,486

		Total Netherlands	446,368

Par Value / Shares / Principal Amount		Description	Value ($)
		Spain — 3.9%
		Foreign Government Obligations
EUR	270,000	Government of Spain, 2.10%, due 04/30/17	312,806
EUR	640,000	Government of Spain, 144A, 5.50%, due 04/30/21	885,641
EUR	240,000	Government of Spain, 144A, 4.20%, due 01/31/37	322,245

		Total Spain	1,520,692

		United Kingdom — 7.2%
		Foreign Government Obligations
GBP	250,000	United Kingdom Gilt, Reg. S, 1.75%, due 01/22/17	389,989
GBP	720,000	United Kingdom Gilt, Reg. S, 1.75%, due 07/22/19	1,128,594
GBP	710,000	United Kingdom Gilt, Reg. S, 3.50%, due 01/22/45	1,295,334

		Total United Kingdom	2,813,917

		United States — 22.9%
		U.S. Government
USD	10,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	8,907,810

		TOTAL DEBT OBLIGATIONS (COST $26,754,212)	26,620,743

		MUTUAL FUNDS — 28.6%

		United States
		Affiliated Issuers
	78,471	GMO Debt Opportunities Fund, Class VI	1,949,230
	218,398	GMO Emerging Country Debt Fund, Class IV	1,987,426
	119,800	GMO U.S. Treasury Fund	2,995,000
	267,578	GMO World Opportunity Overlay Fund	4,184,917

		TOTAL MUTUAL FUNDS (COST $10,288,194)	11,116,573

		OPTIONS PURCHASED — 2.3%

		Currency Options — 0.5%
EUR	1,750,000	EUR Put/USD Call, Expires 10/21/15, Strike 1.02, (OTC) (CP-JPM)	1,066
EUR	1,031,000	EUR Put/USD Call, Expires 10/22/15, Strike 1.03, (OTC) (CP-JPM)	1,167
EUR	500,000	EUR Put/USD Call, Expires 10/28/15, Strike 1.07, (OTC) (CP-JPM)	2,109
EUR	833,000	EUR Put/USD Call, Expires 10/29/15, Strike 1.07, (OTC) (CP-JPM)	3,601
EUR	1,208,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	7,651

See accompanying notes to the financial statements.	87

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	16,908
EUR	35,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	12,077
EUR	15,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	5,176
USD	430,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	6,966
EUR	978,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	3,380
EUR	1,370,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	14,502
EUR	487,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	31,888
EUR	487,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	8,442

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	974,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	4,294
USD	225,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	10,296
USD	225,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	9,692
USD	225,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	4,596
USD	225,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	4,974
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	16,908
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	17,045

		Total Currency Options	182,738

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 1.8%
USD	365,000	09/21/2015	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.40%	JPM	594
USD	365,000	09/21/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.40%	JPM	25,413
USD	185,000	09/23/2015	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.39%	JPM	303
USD	185,000	09/23/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.39%	JPM	13,601
EUR	394,000	11/20/2015	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.28%	MSCI	45,547
EUR	980,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	87,172
USD	1,420,500	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	18,823
USD	1,420,500	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	50,222
EUR	395,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	16,722
EUR	1,190,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	46,548
GBP	822,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	27,273
EUR	617,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	38,397
EUR	736,000	03/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.88%	GS	35,168
GBP	3,086,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	70,170

88	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — continued
EUR	617,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	40,371
GBP	698,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	16,152
EUR	617,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	42,131
EUR	617,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	43,675
EUR	1,835,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	86,237

			Total Options on Interest Rate Swaps					704,519

			TOTAL OPTIONS PURCHASED (COST $1,057,146)					887,257

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.3%

	Money Market Funds — 0.6%
242,143	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (a)	242,143

	U.S. Government — 5.7%
2,000,000	U.S. Treasury Bill, 0.03%, due 12/10/15 (b) (c)	1,999,838
125,000	U.S. Treasury Bill, 0.00%, due 10/01/15 (c) (d)	125,000
100,000	U.S. Treasury Bill, 0.04%, due 12/17/15 (c)	99,988

	Total U.S. Government	2,224,826

	TOTAL SHORT-TERM INVESTMENTS (COST $2,466,624)	2,466,969

	TOTAL INVESTMENTS — 105.7% (Cost $40,566,175)	41,091,542
	Other Assets and Liabilities (net) — (5.7%)	(2,219,133)

	TOTAL NET ASSETS — 100.0%	$38,872,409

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	855,207	USD	250,750	$30,022
10/19/2015	GS	CAD	1,406,000	USD	1,075,364	6,781
02/17/2016	GS	CHF	2,432,750	USD	2,640,421	107,486
03/03/2016	GS	CHF	199,100	USD	203,496	(3,936)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/23/2015	JPM	EUR	3,076,000	USD	3,317,138	$(137,292)
10/26/2015	BCLY	EUR	583,000	USD	663,866	9,109
10/26/2015	JPM	EUR	813,000	USD	899,296	(13,769)
10/30/2015	JPM	EUR	151,000	USD	173,164	3,567
11/02/2015	JPM	EUR	381,000	USD	433,837	5,894
11/16/2015	JPM	EUR	3,219,000	USD	3,663,343	46,826
02/08/2016	GS	EUR	337,000	USD	364,546	(14,694)
02/09/2016	DB	EUR	146,000	USD	158,045	(6,258)
02/17/2016	GS	EUR	139,000	USD	150,412	(6,039)
03/14/2016	GS	EUR	520,000	USD	555,386	(30,229)
03/14/2016	JPM	EUR	448,000	USD	486,246	(18,284)
03/16/2016	JPM	EUR	438,000	USD	468,658	(24,633)
03/27/2017	DB	EUR	20,000	USD	21,940	(877)
11/07/2017	GS	EUR	917,000	USD	1,006,820	(49,731)
09/28/2015	DB	GBP	116,000	USD	178,015	39
09/28/2015	GS	GBP	225,000	USD	347,205	1,994
09/28/2015	JPM	GBP	13,941	USD	21,617	227
11/18/2015	GS	GBP	3,084,000	USD	4,570,755	(159,658)
12/18/2015	GS	GBP	647,000	USD	958,926	(33,344)
09/14/2015	BCLY	JPY	903,750,000	USD	7,296,486	(159,169)
09/14/2015	DB	JPY	59,752,000	USD	492,899	(36)
09/14/2015	BCLY	USD	9,926,136	JPY	1,229,461,127	216,534
09/14/2015	DB	USD	145,783	SEK	1,210,000	(2,822)
09/14/2015	GS	USD	437,765	JPY	53,549,000	3,998
09/14/2015	MSCI	USD	480,844	AUD	626,000	(35,622)
09/28/2015	GS	USD	361,023	GBP	230,000	(8,141)
09/28/2015	JPM	USD	144,594	GBP	93,000	(1,906)
10/23/2015	JPM	USD	2,982,463	EUR	2,716,000	67,677
10/26/2015	BOA	USD	1,351,474	EUR	1,205,559	2,468
10/26/2015	DB	USD	1,347,928	EUR	1,205,741	6,218
10/26/2015	GS	USD	1,347,065	EUR	1,205,680	7,012
10/26/2015	JPM	USD	543,074	EUR	465,000	(20,840)
10/26/2015	MSCI	USD	1,350,997	EUR	1,205,741	3,149
10/30/2015	JPM	USD	258,757	EUR	227,000	(3,801)

See accompanying notes to the financial statements.	89

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Currency Contracts — Continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
11/02/2015	JPM	USD	433,050	EUR	381,000	$(5,107)
11/16/2015	DB	USD	290,032	EUR	264,000	6,570
11/16/2015	JPM	USD	1,317,281	EUR	1,230,000	64,613
11/18/2015	GS	USD	4,883,396	GBP	3,291,248	164,904
12/18/2015	GS	USD	956,742	GBP	647,000	35,528
02/08/2016	GS	USD	358,737	EUR	337,000	20,504
02/09/2016	DB	USD	11,890	EUR	11,000	489
02/17/2016	GS	USD	1,830,686	CHF	1,723,000	(36,731)
03/14/2016	GS	USD	554,710	EUR	520,000	30,905
03/14/2016	JPM	USD	475,418	EUR	448,000	29,112
03/16/2016	JPM	USD	469,821	EUR	438,000	23,471
03/24/2016	JPM	USD	250,482	BRL	855,207	(29,754)
03/24/2016	JPM	USD	27,230	EUR	24,800	706
03/29/2016	GS	USD	17,534	EUR	16,000	490
03/29/2016	JPM	USD	16,877	EUR	15,300	360
11/07/2017	GS	USD	1,012,093	EUR	917,000	44,458

						$138,438

Forward Cross Currency Contracts

Settlement Date	Counterparty	Deliver/Units of Currency		Receive/In Exchange for		Net Unrealized Appreciation (Depreciation)
10/26/2015	MSCI	EUR	212,000	DKK	1,581,210	$(76)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3	Australian Government Bond 10 Yr.	September 2015	$274,987	$7,974
3	Australian Government Bond 3 Yr.	September 2015	239,768	2,248
10	Euro Bund	September 2015	1,717,900	8,990
2	Euro BUXL Bond 30 Yr.	September 2015	340,191	(2,852)
3	Japanese Government Bond 10 Yr. (OSE)	September 2015	3,661,319	27,539
1	U.S. Long Bond (CBT)	December 2015	154,625	84
18	U.S. Treasury Note 5 Yr. (CBT)	December 2015	2,149,875	(7,901)
17	U.S. Ultra Bond	December 2015	2,692,906	640
2	UK Gilt Long Bond	December 2015	359,656	(800)

			$11,591,227	$35,922

Sales
9	Canadian Government Bond 10 Yr.	December 2015	$967,452	$16,813
7	Euro BOBL	September 2015	1,021,393	(1,443)
30	U.S. Treasury Note 10 Yr.	December 2015	3,811,875	8,395

			$5,800,720	$23,765

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	49,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	$16,675	$(9,760)
Call	EUR	35,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	5,067	(10,015)
Call	EUR	15,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	2,099	(4,166)
Call	EUR	978,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	14,852	(26,301)
Call	EUR	974,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	14,048	(22,546)
Call	EUR	49,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	7,889	(15,533)
Call	EUR	49,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	10,000	(18,695)

					$70,630	$(107,016)

90	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Market Value
EUR	394,000	11/20/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.81%	MSCI	$5,625	$(16,011)
EUR	367,500	12/14/2015	Call-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Receive	0.69%	MSCI	7,610	(605)
EUR	367,500	12/14/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.69%	MSCI	7,610	(20,101)
EUR	979,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	28,920	(9,391)
EUR	987,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	26,338	(11,749)
GBP	822,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.95%	MSCI	44,938	(45,490)
GBP	3,086,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.89%	GS	163,687	(133,123)
EUR	308,500	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	9,992	(7,784)
GBP	698,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.91%	GS	38,858	(32,254)
EUR	617,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	22,998	(16,754)
EUR	617,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	24,193	(18,180)
EUR	1,835,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	61,123	(50,737)

	$441,892								$(362,179)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
714,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$6,274
356,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	2,465
351,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,950
355,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,540
820,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	4,404

						$16,633

					Premiums to (Pay) Receive	$—

See accompanying notes to the financial statements.	91

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
35,270,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$104
35,168,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	101
35,168,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	100
35,168,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	99
35,168,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	78
35,168,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	91
35,168,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	92
35,168,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	89
35,168,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	89
35,168,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	89
282,756,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,016)
291,026,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,033)
216,276,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,670)
63,661,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	54
63,661,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	55
63,661,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23)
63,661,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	55
63,661,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	51
38,511,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	72
38,511,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	3
38,511,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	75
38,511,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	74
38,511,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	74
58,580,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(165)
58,580,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(133)
58,580,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(91)
58,580,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(119)
58,580,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(129)
48,736,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	119
48,736,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	121
48,736,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	122
48,736,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	66
48,736,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	94
48,736,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	52
48,736,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	53
48,736,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	54
48,736,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4)
48,736,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	25
58,484,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68)
58,484,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(65)
58,484,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(64)
58,484,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(132)
58,484,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(98)
38,511,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	72
38,511,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	72

92	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
38,511,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$25
38,511,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	46
38,511,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	67
38,382,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(81)
63,661,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	53
63,661,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(66)
63,661,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30)
63,661,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	47
38,382,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85)
63,661,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	46
38,382,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85)
38,382,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(133)
38,382,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(90)
23,842,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216)
23,842,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216)
23,842,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(244)
23,842,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216)
23,842,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(215)
23,842,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(215)
23,842,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(243)
23,842,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216)
23,842,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(215)
23,842,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(215)
18,356,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
18,356,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
18,356,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
18,356,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
18,356,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(212)
18,356,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(212)
18,356,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
18,356,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190)
18,356,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(189)
18,356,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(189)
18,356,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(211)
18,356,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(211)
143,553,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,822)
18,356,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(185)
18,356,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(185)
73,406,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(891)
18,356,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(185)
18,356,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(185)
18,356,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184)
18,356,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184)
18,356,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(206)
18,356,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(206)

See accompanying notes to the financial statements.	93

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
33,219,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(534)
33,219,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(509)
33,219,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(507)
33,219,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(506)
33,219,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(546)
33,219,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(496)
33,219,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(496)
33,219,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(496)
33,219,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(494)
33,219,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(494)
36,713,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(491)
36,713,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(491)
36,713,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(485)
36,713,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(485)
36,713,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(480)
46,321,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(826)
46,321,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(886)
46,321,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(823)
46,321,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(822)
46,321,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(822)
46,321,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(881)
46,621,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,099)
46,621,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,098)
46,621,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,097)
46,621,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,158)
46,621,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,095)
46,621,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,095)
36,713,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(993)
36,713,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,042)
36,713,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(994)
36,713,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(994)
36,713,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(996)
36,713,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,021)
6,398,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,483)
36,713,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(996)
1,896,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,017)
36,713,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(996)
36,713,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,046)
36,713,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(997)
2,198,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(4,599)
42,318,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(985)
42,318,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(985)
42,318,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,042)
1,964,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(8,653)
42,318,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(986)

94	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
42,318,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(988)
42,318,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(988)
42,318,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,047)
42,318,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(988)
42,318,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(727)
42,318,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(729)
42,318,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(730)
42,318,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(731)
42,318,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(732)
42,318,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(732)
42,318,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(790)
29,025,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(230)
29,025,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(231)
29,025,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(232)
29,025,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(273)
29,025,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(235)
29,025,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(235)
29,025,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(240)
29,025,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(241)
5,165,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	12,952
3,177,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	17,361
2,601,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	12,952
2,963,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	12,046
1,526,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	7,356
2,448,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	13,233
1,480,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	6,812

							$7,967

					Premiums to (Pay) Receive		$(90,232)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
139,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	$(1,988)
275,000	GBP	3/27/2020	GS	(Pay)	2.73%	U.K. Retail Price Index	2,988
139,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(89)
275,000	GBP	3/27/2025	GS	Receive	3.01%	U.K. Retail Price Index	(1,720)

							$(809)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

See accompanying notes to the financial statements.	95

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
6,600,000	USD	8/18/2016	CSS (e)	Receive	0.47%	3 Month USD LIBOR	$5,446
990,000	EUR	11/28/2016	CSS (e)	Receive	0.10%	6 Month EURIBOR	1,911
444,000	GBP	3/20/2019	BCI (e)	Receive	1.18%	6 Month GBP LIBOR	(3,946)
4,672,000	DKK	2/25/2020	CSS (e)	Receive	0.04%	6 Month DKK CIBOR	(8,493)
4,740,000	DKK	3/2/2020	CSS (e)	Receive	0.34%	6 Month DKK CIBOR	(10,021)
4,496,000	DKK	3/2/2020	CSS (e)	Receive	0.33%	6 Month DKK CIBOR	(10,101)
2,654,000	DKK	3/9/2020	CSS (e)	Receive	0.38%	6 Month DKK CIBOR	(5,091)
2,762,000	DKK	3/10/2020	CSS (e)	Receive	0.41%	6 Month DKK CIBOR	(4,701)
3,683,000	DKK	3/20/2020	CSS (e)	Receive	0.37%	6 Month DKK CIBOR	(7,454)
1,299,000	DKK	3/20/2020	CSS (e)	Receive	0.36%	6 Month DKK CIBOR	(2,629)
125,000	GBP	6/12/2020	BCI (e)	Receive	1.59%	6 Month GBP LIBOR	430
878,000	EUR	12/16/2020	CSS (e)	(Pay)	0.48%	6 Month EURIBOR	947
1,500,000	EUR	12/16/2020	CSS (e)	Receive	0.55%	6 Month EURIBOR	4,514
416,000	USD	12/16/2020	CSS (e)	(Pay)	1.92%	3 Month USD LIBOR	(2,734)
3,785,000	MXN	10/11/2024	BCI (e)	Receive	6.18%	TIIE	(1,425)
5,000,000	MXN	10/16/2024	BCI (e)	Receive	6.03%	TIIE	(5,349)
5,400,000	MXN	10/18/2024	BCI (e)	Receive	6.12%	TIIE	(3,606)
4,900,000	MXN	10/25/2024	BCI (e)	Receive	6.19%	TIIE	(1,773)
1,707,000	MXN	10/28/2024	BCI (e)	Receive	6.13%	TIIE	(1,087)
409,000	AUD	11/6/2024	BCI (e)	Receive	4.35%	6 Month AUD BBSW	10,219
1,300,000	AUD	11/7/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	31,070
1,000,000	AUD	11/13/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	23,692
869,000	GBP	1/21/2025	BCI (e)	(Pay)	1.45%	SONIA Index	36,723
276,000	AUD	5/7/2025	BCI (e)	Receive	3.76%	6 Month AUD BBSW	1,278
664,000	AUD	5/8/2025	BCI (e)	Receive	3.78%	6 Month AUD BBSW	3,513
327,000	AUD	5/8/2025	BCI (e)	Receive	3.80%	6 Month AUD BBSW	1,900
346,000	AUD	5/11/2025	BCI (e)	Receive	3.71%	6 Month AUD BBSW	1,088
726,000	USD	5/13/2025	CSS (e)	Receive	2.29%	3 Month USD LIBOR	3,168
420,000	AUD	6/10/2025	BCI (e)	(Pay)	3.99%	6 Month AUD BBSW	(4,675)
546,000	USD	6/11/2025	CSS (e)	Receive	2.53%	3 Month USD LIBOR	13,697
361,000	AUD	7/9/2025	CSS (e)	(Pay)	3.87%	6 Month AUD BBSW	(2,571)
347,000	AUD	7/10/2025	CSS (e)	(Pay)	3.80%	6 Month AUD BBSW	(1,777)
1,876,000	AUD	8/13/2025	CSS (e)	(Pay)	3.69%	6 Month AUD BBSW	(2,760)
119,000	USD	9/23/2025	CSS (e)	(Pay)	2.39%	3 Month USD LIBOR	(1,157)
118,000	USD	9/23/2025	CSS (e)	(Pay)	2.66%	3 Month USD LIBOR	(4,032)
326,000	USD	9/23/2025	CSS (e)	(Pay)	2.54%	3 Month USD LIBOR	(7,581)
241,000	USD	9/23/2025	CSS (e)	(Pay)	2.62%	3 Month USD LIBOR	(7,406)
168,000	USD	9/23/2025	CSS (e)	(Pay)	2.48%	3 Month USD LIBOR	(2,944)
1,700,000	EUR	12/17/2025	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(7,187)
667,000	USD	12/17/2025	CSS (e)	(Pay)	2.43%	3 Month USD LIBOR	(4,954)
425,000	EUR	3/30/2030	CSS (e)	(Pay)	0.74%	6 Month EURIBOR	42,616
631,000	GBP	5/20/2030	BCI (e)	Receive	2.69%	6 Month GBP LIBOR	7,467
290,000	EUR	7/1/2030	CSS (e)	(Pay)	2.28%	6 Month EURIBOR	(1,188)

96	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
220,000	EUR	9/15/2030	CSS (e)	(Pay)	0.78%	6 Month EURIBOR	$22,158
44,000	EUR	12/18/2030	CSS (e)	Receive	1.49%	6 Month EURIBOR	265
54,000	EUR	12/18/2030	CSS (e)	Receive	1.51%	6 Month EURIBOR	452
60,000	EUR	12/18/2030	CSS (e)	Receive	1.52%	6 Month EURIBOR	559
46,000	EUR	12/18/2030	CSS (e)	Receive	1.54%	6 Month EURIBOR	610
447,000	USD	3/17/2031	CSS (e)	(Pay)	2.58%	3 Month USD LIBOR	2,596
54,000	EUR	6/18/2031	CSS (e)	Receive	1.49%	6 Month EURIBOR	(300)
148,000	AUD	12/23/2034	BCI (e)	Receive	4.41%	6 Month AUD BBSW	2,891
73,000	AUD	12/30/2034	CSS (e)	Receive	4.37%	6 Month AUD BBSW	1,271
73,000	AUD	1/7/2035	BCI (e)	Receive	4.11%	6 Month AUD BBSW	391
75,000	AUD	1/8/2035	JPMF (e)	Receive	4.00%	6 Month AUD BBSW	46
149,000	AUD	1/9/2035	JPMF (e)	Receive	3.96%	6 Month AUD BBSW	(185)
150,000	AUD	1/13/2035	JPMF (e)	Receive	3.95%	6 Month AUD BBSW	(273)
222,000	AUD	1/13/2035	JPMF (e)	Receive	3.96%	6 Month AUD BBSW	(353)
151,000	CHF	1/13/2035	CSS (e)	(Pay)	1.22%	6 Month CHF LIBOR	(1,584)
75,000	CHF	1/13/2035	CSS (e)	(Pay)	1.33%	6 Month CHF LIBOR	(1,612)
150,000	AUD	1/14/2035	JPMF (e)	Receive	3.91%	6 Month AUD BBSW	(585)
77,000	CHF	1/15/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(1,801)
152,000	AUD	1/16/2035	BCI (e)	Receive	3.82%	6 Month AUD BBSW	(1,226)
309,000	CHF	1/16/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(7,226)
74,000	AUD	1/20/2035	BCI (e)	Receive	3.76%	6 Month AUD BBSW	(802)
149,000	AUD	1/21/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(1,632)
350,000	AUD	3/4/2035	BCI (e)	Receive	3.68%	6 Month AUD BBSW	(5,023)
207,000	AUD	3/4/2035	BCI (e)	Receive	3.66%	6 Month AUD BBSW	(3,143)
890,000	CHF	3/4/2035	CSS (e)	(Pay)	1.14%	6 Month CHF LIBOR	(3,255)
37,000	CHF	3/5/2035	CSS (e)	(Pay)	1.16%	6 Month CHF LIBOR	(194)
251,000	AUD	3/6/2035	BCI (e)	Receive	3.70%	6 Month AUD BBSW	(3,347)
275,000	AUD	3/10/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(3,034)
430,000	AUD	3/10/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(4,694)
346,000	AUD	3/19/2035	BCI (e)	Receive	3.51%	6 Month AUD BBSW	(7,710)
323,000	EUR	3/30/2035	CSS (e)	(Pay)	0.82%	6 Month EURIBOR	46,324
607,000	CHF	5/6/2035	CSS (e)	Receive	0.92%	6 Month CHF LIBOR	(10,666)
187,000	CHF	5/7/2035	CSS (e)	Receive	0.98%	6 Month CHF LIBOR	(2,301)
254,000	USD	12/19/2035	CSS (e)	(Pay)	2.72%	3 Month USD LIBOR	(1,786)
430,000	EUR	12/24/2044	CSS (e)	(Pay)	1.96%	6 Month EURIBOR	(6,000)
270,000	EUR	12/31/2044	CSS (e)	(Pay)	1.96%	6 Month EURIBOR	(3,628)
1,183,800	EUR	2/11/2045	CSS (e)	(Pay)	0.90%	6 Month EURIBOR	136,968
759,800	EUR	3/3/2045	CSS (e)	(Pay)	0.94%	6 Month EURIBOR	130,472
92,000	GBP	3/6/2045	BCI (e)	Receive	2.52%	6 Month GBP LIBOR	4,166
6,000	EUR	3/11/2045	CSS (e)	(Pay)	1.47%	6 Month EURIBOR	274
302,000	EUR	3/11/2045	CSS (e)	(Pay)	1.55%	6 Month EURIBOR	10,789
376,000	EUR	3/11/2045	CSS (e)	(Pay)	1.50%	6 Month EURIBOR	15,708

See accompanying notes to the financial statements.	97

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
473,742	EUR	3/23/2045	CSS (e)	Receive	0.88%	6 Month EURIBOR	$(92,907)
121,000	EUR	3/24/2045	CSS (e)	Receive	0.98%	6 Month EURIBOR	(20,208)
117,000	EUR	3/24/2045	CSS (e)	Receive	0.89%	6 Month EURIBOR	(22,737)
614,000	USD	3/26/2045	JPMF (e)	(Pay)	2.51%	3 Month USD LIBOR	27,449
96,000	GBP	3/27/2045	BCI (e)	Receive	2.11%	6 Month GBP LIBOR	(1,551)
450,000	EUR	3/30/2045	CSS (e)	Receive	0.86%	6 Month EURIBOR	(91,015)
22,000	USD	3/30/2045	CSS (e)	(Pay)	2.63%	3 Month USD LIBOR	768
216,000	USD	3/31/2045	CSS (e)	Receive	2.37%	3 Month USD LIBOR	(16,074)
147,000	EUR	4/15/2045	CSS (e)	Receive	1.06%	6 Month EURIBOR	(21,633)
43,000	EUR	4/24/2045	CSS (e)	Receive	0.89%	6 Month EURIBOR	(8,309)
1,040,000	EUR	5/6/2045	CSS (e)	Receive	1.35%	6 Month EURIBOR	(61,691)
246,000	USD	5/6/2045	CSS (e)	Receive	2.94%	3 Month USD LIBOR	(1,768)
363,000	USD	5/6/2045	CSS (e)	Receive	2.96%	3 Month USD LIBOR	(2,263)
278,000	GBP	5/7/2045	BCI (e)	Receive	2.49%	6 Month GBP LIBOR	11,145
556,000	GBP	5/7/2045	BCI (e)	Receive	2.44%	6 Month GBP LIBOR	18,329
105,000	USD	5/7/2045	CSS (e)	Receive	3.01%	3 Month USD LIBOR	(663)
159,000	GBP	5/8/2045	BCI (e)	Receive	2.35%	6 Month GBP LIBOR	3,168
116,000	GBP	5/13/2045	BCI (e)	Receive	2.47%	6 Month GBP LIBOR	4,401
246,000	EUR	5/14/2045	CSS (e)	Receive	1.58%	6 Month EURIBOR	(7,636)
110,000	EUR	5/14/2045	CSS (e)	Receive	1.60%	6 Month EURIBOR	(3,160)
125,000	GBP	5/14/2045	BCI (e)	Receive	2.49%	6 Month GBP LIBOR	5,095
341,000	USD	5/15/2045	CSS (e)	Receive	3.20%	3 Month USD LIBOR	5,906
187,000	EUR	5/20/2045	CSS (e)	Receive	1.66%	6 Month EURIBOR	(3,903)
193,000	EUR	5/27/2045	CSS (e)	Receive	1.60%	6 Month EURIBOR	(5,509)
109,000	EUR	5/27/2045	CSS (e)	Receive	1.61%	6 Month EURIBOR	(2,939)
300,000	EUR	6/4/2045	CSS (e)	Receive	1.57%	6 Month EURIBOR	(9,504)
481,000	EUR	6/5/2045	CSS (e)	Receive	1.71%	6 Month EURIBOR	(7,464)
97,000	EUR	6/10/2045	CSS (e)	Receive	1.80%	6 Month EURIBOR	(384)
288,000	GBP	6/10/2045	BCI (e)	Receive	2.48%	6 Month GBP LIBOR	11,457
233,000	EUR	6/12/2045	CSS (e)	Receive	1.97%	6 Month EURIBOR	3,767
27,000	GBP	6/12/2045	BCI (e)	(Pay)	2.34%	6 Month GBP LIBOR	(1,666)
251,000	EUR	6/28/2045	CSS (e)	Receive	2.05%	6 Month EURIBOR	6,717
323,000	GBP	6/28/2045	BCI (e)	(Pay)	2.43%	6 Month GBP LIBOR	(10,623)
200,000	EUR	7/3/2045	CSS (e)	Receive	2.05%	6 Month EURIBOR	5,333
237,000	USD	7/6/2045	CSS (e)	Receive	2.98%	3 Month USD LIBOR	13,245
268,000	EUR	7/8/2045	CSS (e)	Receive	2.10%	6 Month EURIBOR	8,836
650,000	EUR	7/9/2045	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(2,974)
197,000	EUR	7/10/2045	CSS (e)	(Pay)	1.79%	6 Month EURIBOR	1,076
488,000	EUR	7/15/2045	CSS (e)	Receive	2.11%	6 Month EURIBOR	16,742
679,000	EUR	7/15/2045	CSS (e)	Receive	2.03%	6 Month EURIBOR	16,679
196,000	EUR	7/15/2045	CSS (e)	(Pay)	0.98%	6 Month EURIBOR	33,415
138,876	EUR	12/15/2045	CSS (e)	Receive	0.86%	6 Month EURIBOR	(29,097)
205,000	EUR	12/15/2045	CSS (e)	Receive	0.76%	6 Month EURIBOR	(48,509)

98	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
27,000	EUR	12/16/2045	CSS (e)	Receive	0.85%	6 Month EURIBOR	$(5,715)
424,000	EUR	12/20/2045	CSS (e)	(Pay)	1.80%	6 Month EURIBOR	590
416,000	EUR	12/20/2045	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(2,658)
369,000	GBP	12/20/2045	CSS (e)	(Pay)	2.30%	6 Month GBP LIBOR	(5,678)
300,000	GBP	12/20/2045	CSS (e)	(Pay)	2.25%	6 Month GBP LIBOR	(2,221)
490,000	EUR	2/24/2046	CSS (e)	Receive	1.56%	6 Month EURIBOR	(29,295)
49,000	EUR	3/16/2046	CSS (e)	Receive	1.08%	6 Month EURIBOR	(7,427)
135,000	USD	3/17/2046	CSS (e)	Receive	2.65%	3 Month USD LIBOR	(3,779)
28,000	EUR	3/23/2046	CSS (e)	Receive	0.90%	6 Month EURIBOR	(5,688)
15,000	GBP	3/23/2046	BCI (e)	(Pay)	2.05%	6 Month GBP LIBOR	761
20,000	GBP	3/23/2046	BCI (e)	Receive	1.94%	6 Month GBP LIBOR	(1,779)
133,000	GBP	3/23/2046	BCI (e)	(Pay)	1.97%	6 Month GBP LIBOR	10,354
195,000	GBP	3/23/2046	BCI (e)	(Pay)	2.48%	6 Month GBP LIBOR	(19,237)
144,000	GBP	3/23/2046	BCI (e)	(Pay)	2.52%	6 Month GBP LIBOR	(15,956)
239,000	EUR	3/29/2046	CSS (e)	Receive	0.93%	6 Month EURIBOR	(46,058)
450,000	EUR	6/20/2046	CSS (e)	(Pay)	1.79%	6 Month EURIBOR	642
481,000	EUR	6/20/2046	CSS (e)	(Pay)	1.88%	6 Month EURIBOR	(4,953)
50,150	EUR	10/17/2046	CSS (e)	(Pay)	0.97%	6 Month EURIBOR	4,841
303,000	EUR	12/19/2046	CSS (e)	(Pay)	1.85%	6 Month EURIBOR	(2,314)
313,000	EUR	12/19/2046	CSS (e)	(Pay)	1.92%	6 Month EURIBOR	(5,027)
716,000	EUR	3/3/2047	CSS (e)	(Pay)	0.97%	6 Month EURIBOR	67,981
161,680	EUR	5/24/2047	CSS (e)	Receive	1.55%	6 Month EURIBOR	(8,847)
775,000	EUR	8/23/2047	CSS (e)	Receive	0.92%	6 Month EURIBOR	(121,911)
383,000	EUR	8/23/2047	CSS (e)	Receive	1.55%	6 Month EURIBOR	(20,515)
389,000	EUR	11/22/2047	CSS (e)	Receive	1.55%	6 Month EURIBOR	(20,321)
478,000	EUR	6/17/2048	CSS (e)	(Pay)	1.83%	6 Month EURIBOR	(5,275)
292,136	EUR	3/16/2056	CSS (e)	Receive	0.89%	6 Month EURIBOR	(73,179)

							$(226,706)

						Premiums to (Pay) Receive	$(56,254)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate shown represents yield-to-maturity.

(d)	Rate rounds to 0.00%.

(e)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 109.

See accompanying notes to the financial statements.	99

GMO International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	54.9%
Short-Term Investments	22.1
Mutual Funds	12.5
Forward Currency Contracts	2.0
Futures Contracts	0.2
Forward Cross Currency Contracts	0.0 ^
Swap Contracts	0.0 ^
Other	8.3

100.0%

Country/Region Summary**	% of Investments
Euro Region	42.9%
Japan	39.3
United Kingdom	13.9
Australia	2.5
Canada	1.4
United States	0.0 ^

100.0%

*	In the table above, derivative financial instruments, if any, are based on market value or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

^	Rounds to 0.0%.

100

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 54.9%

		Belgium — 2.2%
		Foreign Government Obligations
EUR	50,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	68,931
EUR	30,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	51,298

		Total Belgium	120,229

		Canada — 2.2%
		Foreign Government Obligations
CAD	137,000	Government of Canada, 3.50%, due 06/01/20	117,744

		France — 2.2%
		Foreign Government Obligations
EUR	70,000	Government of France, 4.50%, due 04/25/41	118,557

		Italy — 4.7%
		Foreign Government Obligations
EUR	100,000	Buoni Poliennali Del Tesoro, 4.00%, due 02/01/37	133,978
EUR	100,000	Buoni Poliennali Del Tesoro, 4.75%, due 05/01/17	120,714

		Total Italy	254,692

		Japan — 23.9%
		Foreign Government Obligations
JPY	85,200,000	Japan Government Ten Year Bond, 1.30%, due 09/20/19	738,340
JPY	18,500,000	Japan Government Thirty Year Bond, 1.70%, due 12/20/43	163,253
JPY	37,300,000	Japan Government Thirty Year Bond, 2.40%, due 12/20/34	375,678

		Total Japan	1,277,271

		Netherlands — 1.9%
		Foreign Government Obligations
EUR	60,000	Netherlands Government Bond, 5.50%, due 01/15/28	100,917

		Spain — 6.2%
		Foreign Government Obligations
EUR	60,000	Government of Spain, 2.10%, due 04/30/17	69,513
EUR	50,000	Government of Spain, 144A, 4.20%, due 01/31/37	67,134
EUR	140,000	Government of Spain, 144A, 5.50%, due 04/30/21	193,734

		Total Spain	330,381

Par Value / Shares		Description	Value ($)
		United Kingdom — 11.6%
		Foreign Government Obligations
GBP	50,000	United Kingdom Gilt, Reg. S, 1.75%, due 01/22/17	77,998
GBP	160,000	United Kingdom Gilt, Reg. S, 1.75%, due 07/22/19	250,799
GBP	160,000	United Kingdom Gilt, Reg. S, 3.50%, due 01/22/45	291,906

		Total United Kingdom	620,703

		TOTAL DEBT OBLIGATIONS (COST $3,052,254)	2,940,494

		MUTUAL FUNDS — 12.5%

		United States
		Affiliated Issuers
	26,800	GMO U.S. Treasury Fund	670,000

		TOTAL MUTUAL FUNDS (COST $670,000)	670,000

		SHORT-TERM INVESTMENTS — 22.1%

		Money Market Funds — 0.5%
	24,542	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (a)	24,542

		U.S. Government — 21.6%
	55,000	U.S. Treasury Bill, 0.00%, due 10/01/15 (b) (c)	55,000
	1,000,000	U.S. Treasury Bill, 0.03%, due 12/10/15 (b) (d)	999,919
	100,000	U.S. Treasury Bill, 0.04%, due 12/17/15 (b)	99,988

		TOTAL SHORT-TERM INVESTMENTS (COST $1,179,274)	1,179,449

		TOTAL INVESTMENTS — 89.5% (Cost $4,901,528)	4,789,943
		Other Assets and Liabilities (net) — 10.5%	563,816

		TOTAL NET ASSETS — 100.0%	$5,353,759

See accompanying notes to the financial statements.	101

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/14/2015	BCLY	AUD	260,000	USD	192,695	$7,778
03/24/2016	JPM	BRL	670,009	USD	195,338	22,410
10/19/2015	GS	CAD	13,000	USD	9,943	63
02/17/2016	GS	CHF	2,019,595	USD	2,190,927	88,163
03/03/2016	GS	CHF	212,497	USD	218,839	(2,550)
03/29/2016	JPM	CHF	87,467	USD	95,019	3,782
10/23/2015	JPM	EUR	3,030,000	USD	3,274,051	(128,720)
10/26/2015	JPM	EUR	890,000	USD	985,543	(14,000)
10/30/2015	JPM	EUR	242,000	USD	274,233	2,429
11/02/2015	JPM	EUR	536,000	USD	605,872	3,831
11/16/2015	JPM	EUR	3,051,000	USD	3,470,147	42,378
02/08/2016	GS	EUR	190,000	USD	212,192	(1,623)
02/09/2016	DB	EUR	136,000	USD	147,220	(5,830)
02/17/2016	GS	EUR	130,000	USD	140,673	(5,648)
03/14/2016	GS	EUR	250,000	USD	279,325	(2,221)
03/14/2016	JPM	EUR	902,000	USD	994,724	(21,092)
03/16/2016	JPM	EUR	867,000	USD	950,199	(26,247)
03/27/2017	DB	EUR	18,000	USD	19,746	(789)
09/28/2015	DB	GBP	35,000	USD	54,924	1,224
09/28/2015	GS	GBP	372,000	USD	573,308	2,559
11/18/2015	GS	GBP	4,503,900	USD	6,699,528	(208,806)
09/14/2015	BCLY	JPY	514,954,000	USD	4,157,515	(90,694)
09/14/2015	DB	JPY	6,704,000	USD	55,302	(4)
09/14/2015	GS	JPY	128,750,000	USD	1,062,658	511
09/14/2015	BCLY	SEK	520,000	USD	61,239	(199)
09/14/2015	GS	SEK	340,000	USD	41,409	1,238
09/14/2015	BCLY	USD	5,910,708	JPY	732,106,189	128,939
09/14/2015	DB	USD	136,145	SEK	1,130,000	(2,636)
09/14/2015	MSCI	USD	310,321	AUD	404,000	(22,989)
09/21/2015	DB	USD	253,924	EUR	228,000	1,997
10/23/2015	JPM	USD	3,293,305	EUR	3,011,000	88,129
10/26/2015	BOA	USD	1,299,311	EUR	1,159,028	2,372
10/26/2015	DB	USD	1,683,852	EUR	1,505,203	6,615
10/26/2015	GS	USD	1,295,072	EUR	1,159,144	6,742
10/26/2015	JPM	USD	505,701	EUR	433,000	(19,406)
10/26/2015	MSCI	USD	1,298,851	EUR	1,159,202	3,028
10/30/2015	JPM	USD	242,799	EUR	213,000	(3,567)
11/02/2015	JPM	USD	404,635	EUR	356,000	(4,772)
11/16/2015	JPM	USD	1,425,448	EUR	1,331,000	69,918
11/18/2015	GS	USD	7,398,444	GBP	4,971,179	226,629
02/09/2016	DB	USD	10,809	EUR	10,000	445
02/17/2016	GS	USD	2,164,973	CHF	2,019,595	(62,208)
03/03/2016	GS	USD	230,000	CHF	212,497	(8,611)
03/14/2016	JPM	USD	429,786	EUR	405,000	26,318
03/16/2016	JPM	USD	625,874	EUR	576,000	22,837
03/24/2016	JPM	USD	193,728	BRL	670,009	(20,800)
03/24/2016	JPM	USD	24,485	EUR	22,300	634
03/29/2016	GS	USD	15,343	EUR	14,000	429
03/29/2016	JPM	USD	95,000	CHF	87,467	(3,763)
03/29/2016	JPM	USD	15,443	EUR	14,000	329

						$104,552

Forward Cross Currency Contracts

Settlement Date	Counterparty	Deliver/ Units of Currency		Receive/ In Exchange For		Net Unrealized Appreciation/ (Depreciation)
10/26/2015	MSCI	EUR	42,144	DKK	314,333	$(15)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
1	Australian Government Bond 10 Yr.	September 2015	$91,315	$2,648
1	Australian Government Bond 3 Yr.	September 2015	79,619	746
1	Euro BOBL	September 2015	145,699	996
2	Euro BTP	December 2015	299,196	245
1	Euro Bund	September 2015	171,537	963
1	Japanese Government Bond 10 Yr. (OSE)	September 2015	1,220,942	10,393
2	OATs	September 2015	331,018	(5,985)
1	UK Gilt Long Bond	December 2015	180,238	(401)

			$2,519,564	$9,605

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

102	See accompanying notes to the financial statements.

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(6,353,149)
Average interest rate	(0.53)%
Maximum balance outstanding	$(13,242,921)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
1,510,000	EUR	11/28/2016	CSS (e)	Receive	0.10%	6 Month EURIBOR	$2,648
43,200,000	JPY	6/15/2025	CSS (e)	(Pay)	0.72%	6 Month JPY LIBOR	(5,795)
50,000	GBP	7/9/2025	CSS (e)	(Pay)	2.11%	6 Month GBP LIBOR	(988)

							$(4,135)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

(c)	Rate rounds to 0.00%.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 109.

See accompanying notes to the financial statements.	103

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	99.9%
Other	0.1

100.0%

104

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 99.9%

	U.S. Government — 99.8%
800,000	U.S. Treasury Bill, 0.00%, due 09/17/15 (a) (b)	799,999
3,000,000	U.S. Treasury Bill, 0.00%, due 10/29/15 (a) (b)	3,000,006
202,000,000	U.S. Treasury Bill, 0.00%, due 11/19/15 (a) (b)	201,998,182
168,570,000	U.S. Treasury Bill, 0.00%, due 11/27/15 (a) (b)	168,569,326
146,900,000	U.S. Treasury Bill, 0.01%, due 09/10/15 (a)	146,899,412
252,000,000	U.S. Treasury Bill, 0.01%, due 11/12/15 (a)	251,997,480
34,280,000	U.S. Treasury Bill, 0.02%, due 09/03/15 (a)	34,279,931
199,500,000	U.S. Treasury Bill, 0.03%, due 12/10/15 (a)	199,483,841
42,000,000	U.S. Treasury Bill, 0.04%, due 12/17/15 (a)	41,994,960
50,700,000	U.S. Treasury Bill, 0.12%, due 12/24/15 (a)	50,680,328
188,500,000	U.S. Treasury Bill, 0.13%, due 12/31/15 (a)	188,419,134
517,700,000	U.S. Treasury Bill, 0.13%, due 01/07/16 (a)	517,457,199
112,000,000	U.S. Treasury Bill, 0.15%, due 01/21/16 (a)	111,933,024
219,000,000	U.S. Treasury Bill, 0.16%, due 01/14/16 (a)	218,872,542
145,000,000	U.S. Treasury Bill, 0.16%, due 02/04/16 (a)	144,898,355
385,000,000	U.S. Treasury Bill, 0.19%, due 02/11/16 (a)	384,678,525
183,000,000	U.S. Treasury Bill, 0.22%, due 02/18/16 (a)	182,814,804
100,000,000	U.S. Treasury Note, 0.25%, due 09/15/15	99,994,100
183,000,000	U.S. Treasury Note, 0.25%, due 11/30/15	183,023,790
35,000,000	U.S. Treasury Note, 0.25%, due 12/15/15	35,005,460
15,000,000	U.S. Treasury Note, 0.38%, due 11/15/15	15,006,255
120,000,000	U.S. Treasury Note, 0.38%, due 01/15/16	120,042,240
20,000,000	U.S. Treasury Note, 0.38%, due 01/31/16	20,010,160
150,000,000	U.S. Treasury Note, 0.38%, due 03/31/16	150,029,250
112,000,000	U.S. Treasury Note, 1.25%, due 09/30/15	112,087,472
50,000,000	U.S. Treasury Note, 1.38%, due 11/30/15	50,147,150
15,000,000	U.S. Treasury Note, 2.00%, due 01/31/16	15,106,635
160,000,000	U.S. Treasury Note, 2.13%, due 12/31/15	160,977,120

	Total U.S. Government	3,810,206,680

	Money Market Funds — 0.1%
5,170,332	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (c)	5,170,332

	TOTAL SHORT-TERM INVESTMENTS (COST $3,815,614,940)	3,815,377,012

	TOTAL INVESTMENTS — 99.9% (Cost $3,815,614,940)	3,815,377,012
	Other Assets and Liabilities (net) — 0.1%	4,205,399

	TOTAL NET ASSETS — 100.0%	$3,819,582,411

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	Rate rounds to 0.00%.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	105

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	69.9%
Short-Term Investments	27.7
Swap Contracts	(2.5)
Written Options	(0.4)
Other	5.3

100.0%

Industry Summary	% of Debt Obligations
U.S. Government	71.6%
Commercial Mortgage-Backed Securities	10.7
Residential Mortgage-Backed Securities – Subprime	7.8
Insured Other	4.1
Residential Mortgage-Backed Securities – Other	4.0
U.S. Government Agency	1.8
Collateralized Debt Obligations	0.0 ^

100.0%

^	Rounds to 0.0%.

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

106

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 69.9%

	Asset-Backed Securities — 18.5%
	Collateralized Debt Obligations — 0.0%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.13%, due 11/23/52	6,777

	Commercial Mortgage-Backed Securities — 7.4%
656,871	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.57%, due 01/25/35	609,248
999,448	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.59%, due 01/25/36	864,522
2,153,707	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.50%, due 12/25/37	2,196,781
521,975	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	495,876
662,761	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.45%, due 02/25/30	632,069
482,901	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.45%, due 09/25/30	449,484

	Total Commercial Mortgage-Backed Securities	5,247,980

	Insured Other — 2.9%
9,200,000	Toll Road Investment Part II, Series C, 144A, NPG, Zero Coupon, due 02/15/37	2,011,120

	Residential Mortgage-Backed Securities — Other — 2.8%
2,503,667	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.20%, due 02/28/40	1,981,435

Par Value ($) / Shares	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Subprime — 5.4%
7,539,547	Securitized Asset-Backed Receivables LLC, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 07/25/36	3,825,445

	Total Asset-Backed Securities	13,072,757

	U.S. Government — 50.1%
41,250,000	U.S. Treasury Strip Coupon, due 02/15/23	35,255,096

	U.S. Government Agency — 1.3%
800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	902,080

	TOTAL DEBT OBLIGATIONS (COST $59,728,902)	49,229,933

	SHORT-TERM INVESTMENTS — 27.7%

	Money Market Funds — 3.5%
2,481,869	State Street Institutional Liquid Reserves Fund-Premier Class, 0.12%(a)	2,481,869

	U.S. Government — 24.2%
17,000,000	U.S. Treasury Bill, 0.02%, due 09/03/15 (b)	16,999,966

	TOTAL SHORT-TERM INVESTMENTS (COST $19,481,830)	19,481,835

	TOTAL INVESTMENTS — 97.6% (Cost $79,210,732)	68,711,768
	Other Assets and Liabilities (net) — 2.4%	1,699,571

	TOTAL NET ASSETS — 100.0%	$70,411,339

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Written Options

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Market Value
EUR	19,090,000	12/16/2016	Call-OTC 30-Year Interest Rate Swap	6 Month EURIBOR	Receive	0.93%	GS	$497,588	$(299,071)

								$497,588	$(299,071)

See accompanying notes to the financial statements.	107

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Swap Contracts

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
7,507,500	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(167,091)
13,985,250	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(353,208)
7,507,500	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	51,311
13,985,250	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	112,879

							$(356,109)

					Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
41,250,000	USD	2/15/2023	CSS (c)	(Pay)	0.00%	3 Month USD LIBOR	$(2,783,064)
2,256,000	EUR	4/14/2030	CSS (c)	(Pay)	0.72%	6 Month EURIBOR	237,017
1,696,000	EUR	4/14/2035	CSS (c)	(Pay)	0.80%	6 Month EURIBOR	249,825
238,914	EUR	2/17/2045	CSS (c)	(Pay)	1.18%	6 Month EURIBOR	27,339
2,341,000	EUR	4/14/2045	CSS (c)	Receive	0.85%	6 Month EURIBOR	(467,831)
3,197,600	EUR	12/22/2046	CSS (c)	(Pay)	1.43%	6 Month EURIBOR	132,792
2,005,400	EUR	2/3/2047	CSS (c)	(Pay)	1.43%	6 Month EURIBOR	82,225
12,456,222	EUR	2/3/2047	CSS (c)	(Pay)	0.97%	6 Month EURIBOR	1,188,010

							$(1,333,687)

					Premiums to (Pay) Receive		$241,842

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2015.

(b)	The rate shown represents yield-to-maturity.

(c)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 109.

108	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2015

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ABS - Asset-Backed Security

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BBA - British Bankers’ Association

BOBL - Bundesobligationen

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks.

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

NPG - National Public Finance Guarantee Corporation.

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR – London Interbank Offered Rate denominated in United States Dollars.

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the interest rates at August 31, 2015, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPMF - J.P. Morgan Securities LLC

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

COP – Colombian Peso

DEM - Deutsche Mark

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

PEN - Peruvian Sol

SEK - Swedish Krona

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	109

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited)

	Asset Allocation Bond Fund	Benchmark- Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$2,464,960,811	$6,526,915	$100,413,900	$47,733,265	$1,699,929,225
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	78,339,401	1,878,914	168,731,782	21,134,478	84,831,828
Receivable for investments sold	226,008,161	301,656	3,055,897	909,560	—
Cash	54	—	28	—	267,108
Dividends and interest receivable	6,366,319	11,853	358,159	403,558	1,940,996
Unrealized appreciation on open forward currency contracts (Note 4)	234,695,656	353,328	3,320,784	1,013,684	13,891
Receivable for variation margin on open futures contracts (Note 4)	374,159	—	—	—	—
Receivable for variation margin on open cleared swap contracts (Note 4)	2,724,731	75,385	305,988	25,917	126,366
Due from broker (Note 2)	116,628,772	220,544	4,721,487	433,568	3,424,390
Receivable for open OTC swap contracts (Note 4)	21,481,396	31,506	593,452	173,217	5,989,814
Interest receivable for open OTC swap contracts	67,669	129	3,249	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	118,141	132,154	118,269	105,108	38,379
Miscellaneous receivable	—	—	—	—	18,060

Total assets	3,151,765,270	9,532,384	281,622,995	71,932,355	1,796,580,057

Liabilities:
Due to broker (Note 2)	—	—	7,921	—	—
Payable for investments purchased	270,334,027	499,754	4,996,869	1,485,319	27,823,081
Payable for Fund shares repurchased	195,555	—	—	—	4,515,015
Payable to affiliate for (Note 5):
Management fee	670,678	3,594	57,709	14,564	372,337
Shareholder service fee	177,077	1,078	25,333	8,740	81,915
Payable for variation margin on open futures contracts (Note 4)	—	—	7,547	35,363	—
Payable for variation margin on open cleared swap contracts (Note 4)	6,323,699	—	124,858	28,428	—
Unrealized depreciation on open forward currency contracts (Note 4)	171,928,521	250,294	2,663,594	940,101	—
Payable for open OTC swap contracts (Note 4)	25,735,906	43,168	912,162	133,673	14,269,428
Written options outstanding, at value (Note 4)(c)	155,676,988	217,713	2,428,761	721,418	—
Payable to agents unaffiliated with GMO	527	—	31	—	186
Payable to Trustees and related expenses	10,512	—	379	110	3,449
Accrued expenses	184,800	62,382	81,248	63,761	147,723

Total liabilities	631,238,290	1,077,983	11,306,412	3,431,477	47,213,134

Net assets	$2,520,526,980	$8,454,401	$270,316,583	$68,500,878	$1,749,366,923

(a) Cost of investments – unaffiliated issuers:	$2,593,825,723	$6,753,685	$103,463,057	$49,850,780	$1,731,147,792
(b) Cost of investments – affiliated issuers:	$78,339,401	$1,976,185	$162,262,829	$18,656,854	$84,831,828
(c) Premiums on options:	$181,852,031	$245,753	$2,656,118	$787,679	$—

110	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Benchmark- Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund
Net assets consist of:
Paid-in capital	$2,968,078,630	$9,210,177	$426,010,702	$79,051,371	$1,906,727,733
Accumulated undistributed net investment income	—	—	2,885,461	—	6,401,504
Distributions in excess of net investment income	(32,591,299)	(36,314)	—	(916,721)	—
Accumulated net realized gain (loss)	(264,077,780)	(420,652)	(162,077,043)	(9,600,154)	(134,876,167)
Net unrealized appreciation (depreciation)	(150,882,571)	(298,810)	3,497,463	(33,618)	(28,886,147)

	$2,520,526,980	$8,454,401	$270,316,583	$68,500,878	$1,749,366,923

Net assets attributable to:
Class III shares	$345,699,216	$8,454,401	$52,679,708	$68,500,878	$—

Class IV shares	$—	$—	$217,636,875	$—	$—

Class VI shares	$2,174,827,764	$—	$—	$—	$1,749,366,923

Shares outstanding:
Class III	15,396,409	368,581	7,378,321	7,997,082	—

Class IV	—	—	30,403,622	—	—

Class VI	96,683,755	—	—	—	70,437,233

Net asset value per share:
Class III	$22.45	$22.94	$7.14	$8.57	$—

Class IV	$—	$—	$7.16	$—	$—

Class VI	$22.49	$—	$—	$—	$24.84

See accompanying notes to the financial statements.	111

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$3,889,752,822	$29,974,969	$4,119,943	$3,815,377,012	$68,711,768
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	76,117,553	11,116,573	670,000	—	—
Receivable for investments sold	—	592,497	487,887	—	1,579,600
Cash	68,124,618	—	—	—	—
Receivable for Fund shares sold	—	—	—	2,371,352	—
Dividends and interest receivable	67,806,426	159,982	22,092	1,940,861	5,291
Unrealized appreciation on open forward currency contracts (Note 4)	—	941,111	761,727	—	—
Receivable for variation margin on open cleared swap contracts (Note 4)	615,197	—	—	—	123,712
Due from broker (Note 2)	10,423,885	360,976	11,283	—	1,824,074
Receivable for open OTC swap contracts (Note 4)	47,198,953	104,912	—	—	164,190
Interest receivable for open swap contracts	54,324	—	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	3,647	102,776	97,018	317,650	14,539
Receivable for options (Note 4)	382,398	—	—	—	—

Total assets	4,160,479,823	43,353,796	6,169,950	3,820,006,875	72,423,174

Liabilities:
Due to custodian	—	—	48	—	—
Payable for investments purchased	68,365,356	968,746	100,435	—	1,085,250
Payable for Fund shares repurchased	5,353,512	2,000,000	—	—	—
Payable to affiliate for (Note 5):
Management fee	1,191,661	6,538	1,131	285,535	—
Shareholder service fee	377,697	5,161	679	—	—
Payable to broker for closed futures contracts	—	—	4,286	—	—
Payable for variation margin on open futures contracts (Note 4)	—	15,823	1,101	—	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	76,296	191	—	—
Dividend payable	—	—	—	50,030	—
Unrealized depreciation on open forward currency contracts (Note 4)	766,167	802,749	657,190	—	—
Payable for open OTC swap contracts (Note 4)	105,922,518	81,121	—	—	520,299
Payable for reverse repurchase agreements (Note 2)	62,863,984	—	—	—	—
Payable for options (Note 4)(c)	4,171,411	—	—	—	—
Miscellaneous payable	61,172	—	—	—	—
Written options outstanding, at value (Note 4)(c)	—	469,195	—	—	299,071
Payable to agents unaffiliated with GMO	403	—	—	250	31
Payable to Trustees and related expenses	5,389	40	116	2,953	672
Accrued expenses	757,841	55,718	51,014	85,696	106,512

Total liabilities	249,837,111	4,481,387	816,191	424,464	2,011,835

Net assets	$3,910,642,712	$38,872,409	$5,353,759	$3,819,582,411	$70,411,339

(a) Cost of investments – unaffiliated issuers:	$4,003,387,431	$30,277,981	$4,231,528	$3,815,614,940	$79,210,732
(b) Cost of investments – affiliated issuers:	$73,857,424	$10,288,194	$670,000	$—	$—
(c) Premiums on options:	$3,711,879	$512,522	$—	$—	$497,588

112	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Net assets consist of:
Paid-in capital	$4,268,207,436	$55,613,706	$31,665,989	$3,819,309,191
Accumulated undistributed net investment income	60,702,952	—	—	—
Distributions in excess of net investment income	—	(941,851)	(3,798,438)	—
Accumulated net realized gain (loss)	(284,811,834)	(16,186,384)	(22,512,000)	511,148
Net unrealized appreciation (depreciation)	(133,455,842)	386,938	(1,792)	(237,928)

	$3,910,642,712	$38,872,409	$5,353,759	$3,819,582,411

Net assets attributable to:
Core Class shares	$—	$—	$—	$3,819,582,411	$70,411,339

Class III shares	$873,566,161	$38,872,409	$5,353,759	$—	$—

Class IV shares	$3,037,076,551	$—	$—	$—	$—

Shares outstanding:
Core Class	—	—	—	152,780,772	4,501,179

Class III	95,878,696	4,658,186	819,127	—	—

Class IV	333,732,317	—	—	—	—

Net asset value per share:
Core Class	$—	$—	$—	$25.00	$15.64

Class III	$9.11	$8.34	$6.54	$—	$—

Class IV	$9.10	$—	$—	$—	$—

See accompanying notes to the financial statements.	113

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2015 (Unaudited)

	Asset Allocation Bond Fund	Benchmark- Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund
Investment Income:
Interest	$22,065,026	$28,071	$1,308,110	$285,032	$12,183,025
Dividends from affiliated issuers (Note 10)	125,194	34,594	410,196	92,941	25,012

Total investment income	22,190,220	62,665	1,718,306	377,973	12,208,037

Expenses:
Management fee (Note 5)	5,657,644	21,946	305,652	87,192	2,234,923
Shareholder service fee – Class III (Note 5)	296,349	6,584	39,210	52,315	—
Shareholder service fee – Class IV (Note 5)	—	—	96,121	—	—
Shareholder service fee – Class VI (Note 5)	1,136,020	—	—	—	491,683
Interest expense (Note 2)	614,255	392	13,107	3,935	240
Audit and tax fees	46,709	46,863	49,714	45,509	82,163
Custodian, fund accounting agent and transfer agent fees	376,528	147,866	137,932	125,678	123,003
Legal fees	46,000	4,968	11,960	4,048	20,056
Registration fees	2,024	552	2,944	1,288	1,288
Trustees fees and related expenses (Note 5)	28,152	43	1,288	368	10,120
Miscellaneous	13,432	3,133	3,864	3,128	6,256

Total expenses	8,217,113	232,347	661,792	323,461	2,969,732
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(473,101)	(196,214)	(196,110)	(176,155)	(225,038)
Indirectly incurred fees waived or borne by GMO (Note 5)	—	(3,111)	(50,051)	(9,328)	—
Shareholder service fee waived (Note 5)	—	(849)	(12,339)	(2,433)	—

Net expenses	7,744,012	32,173	403,292	135,545	2,744,694

Net investment income (loss)	14,446,208	30,492	1,315,014	242,428	9,463,343

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(58,069,139)	(98,373)	(901,530)	(1,043,933)	(10,433,150)
Investments in affiliated issuers	—	—	123,850	134,795	—
Realized gain distributions from affiliated issuers (Note 10)	14,185	—	1,802	221	2,715
Futures contracts	(39,426,500)	(37,221)	(483,291)	(589,916)	(1,069,070)
Options	(102,489,385)	(135,299)	(601,310)	(179,844)	25,650
Swap contracts	(71,418,227)	(237,392)	(5,294,113)	123,698	(301,372)
Foreign currency, forward contracts and foreign currency related transactions	16,176,033	94,905	(33,350)	758,851	24,260

Net realized gain (loss)	(255,213,033)	(413,380)	(7,187,942)	(796,128)	(11,750,967)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(30,486,572)	(111,209)	(4,593,136)	(668,312)	13,858,258
Investments in affiliated issuers	—	(56,559)	(81,152)	(110,456)	—
Futures contracts	5,065,507	(7,240)	(126,357)	(154,120)	(218,726)
Options	3,787,608	(52)	(146,583)	(44,399)	—
Swap contracts	(181,409,878)	(167,710)	1,830,853	(1,006,460)	1,762,473
Foreign currency, forward contracts and foreign currency related transactions	5,859,647	22,039	(299,058)	(880,765)	13,892

Net unrealized gain (loss)	(197,183,688)	(320,731)	(3,415,433)	(2,864,512)	15,415,897

Net realized and unrealized gain (loss)	(452,396,721)	(734,111)	(10,603,375)	(3,660,640)	3,664,930

Net increase (decrease) in net assets resulting from operations	$(437,950,513)	$(703,619)	$(9,288,361)	$(3,418,212)	$13,128,273

114	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2015 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Investment Income:
Interest	$122,948,338	$241,528	$93,293	$1,205,639	$612,176
Dividends from unaffiliated issuers	1,689,742	5	153	—	1,388
Dividends from affiliated issuers (Note 10)	107,035	58,838	459	—	—

Total investment income	124,745,115	300,371	93,905	1,205,639	613,564

Expenses:
Management fee (Note 5)	7,163,325	39,759	30,027	1,186,853	—
Shareholder service fee – Class III (Note 5)	627,723	31,389	18,016	—	—
Shareholder service fee – Class IV (Note 5)	1,628,182	—	—	—	—
Interest expense (Note 2)	54	2,545	2,034	—	—
Audit and tax fees	83,083	47,787	47,353	28,307	50,144
Custodian, fund accounting agent and transfer agent fees	529,172	120,284	114,923	121,323	30,665
Legal fees	33,488	3,864	3,864	18,768	11,408
Registration fees	29,106	1,472	2,024	736	—
Trustees fees and related expenses (Note 5)	21,896	184	184	13,702	920
Miscellaneous	14,720	3,128	3,128	8,648	3,312

Total expenses	10,130,749	250,412	221,553	1,378,337	96,449
Fees and expenses reimbursed and/or waived by GMO (Note 5)	—	(160,484)	(167,855)	(1,361,323)	(85,225)
Indirectly incurred fees waived or borne by GMO (Note 5)	(17,771)	(6,080)	(2,450)	—	—
Shareholder service fee waived (Note 5)	(3,910)	(1,576)	(639)	—	—

Net expenses	10,109,068	82,272	50,609	17,014	11,224

Net investment income (loss)	114,636,047	218,099	43,296	1,188,625	602,340

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(11,967,860)	(412,482)	(1,079,765)	512,374	(3,791,213)
Investments in affiliated issuers	2,358,644	292,430	2,002,203	—	—
Realized gain distributions from affiliated issuers (Note 10)	2,432	85	—	—	—
Futures contracts	—	(334,048)	(212,356)	—	—
Options	—	(116,102)	(127,734)	—	(649,885)
Swap contracts	5,658,353	220,757	(674,085)	—	(783,847)
Foreign currency, forward contracts and foreign currency related transactions	4,598,051	(189,395)	(631,327)	—	141,681

Net realized gain (loss)	649,620	(538,755)	(723,064)	512,374	(5,083,264)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(193,394,310)	(311,975)	862,460	(324,595)	3,880,275
Investments in affiliated issuers	(2,622,324)	(290,164)	(1,960,576)	—	—
Futures contracts	—	(1,727)	(77,157)	—	—
Options	(1,105,209)	(29,264)	(68,760)	—	23,767
Swap contracts	7,891,858	(801,549)	(377,779)	—	1,845,175
Foreign currency, forward contracts and foreign currency related transactions	(4,602,820)	38,810	57,742	—	(35,112)

Net unrealized gain (loss)	(193,832,805)	(1,395,869)	(1,564,070)	(324,595)	5,714,105

Net realized and unrealized gain (loss)	(193,183,185)	(1,934,624)	(2,287,134)	187,779	630,841

Net increase (decrease) in net assets resulting from operations	$(78,547,138)	$(1,716,525)	$(2,243,838)	$1,376,404	$1,233,181

See accompanying notes to the financial statements.	115

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Benchmark-Free Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Period from November 18, 2014 (commencement of operations) through February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,446,208	$39,876,309	$30,492	$30,127
Net realized gain (loss)	(255,213,033)	449,342,579	(413,380)	243,224
Change in net unrealized appreciation (depreciation)	(197,183,688)	42,130,760	(320,731)	21,921

Net increase (decrease) in net assets from operations	(437,950,513)	531,349,648	(703,619)	295,272

Distributions to shareholders from:
Net investment income
Class III	(26,485,630)	(6,974,209)	(307,009)	(40,022)
Class VI	(286,205,734)	(133,170,885)	—	—

Total distributions from net investment income	(312,691,364)	(140,145,094)	(307,009)	(40,022)

Net realized gains
Class III	—	(4,140,537)	(398)	—
Class VI	—	(76,989,674)	—	—

Total distributions from net realized gains	—	(81,130,211)	(398)	—

Net share transactions (Note 9):
Class III	(13,173,736)	141,861,326	235,388	8,974,789
Class VI	(1,789,763,857)	1,511,962,518	—	—

Increase (decrease) in net assets resulting from net share transactions	(1,802,937,593)	1,653,823,844	235,388	8,974,789

Total increase (decrease) in net assets	(2,553,579,470)	1,963,898,187	(775,638)	9,230,039

Net assets:
Beginning of period	5,074,106,450	3,110,208,263	9,230,039	—

End of period	$2,520,526,980	$5,074,106,450	$8,454,401	$9,230,039

Accumulated undistributed net investment income	$—	$265,653,857	$—	$240,203

Distributions in excess of net investment income	$(32,591,299)	$—	$(36,314)	$—

116	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Core Plus Bond Fund		Currency Hedged International Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,315,014	$2,238,588	$242,428	$876,502
Net realized gain (loss)	(7,187,942)	21,423,344	(796,128)	14,610,654
Change in net unrealized appreciation (depreciation)	(3,415,433)	(2,327,171)	(2,864,512)	(4,009,653)

Net increase (decrease) in net assets from operations	(9,288,361)	21,334,761	(3,418,212)	11,477,503

Distributions to shareholders from:
Net investment income
Class III	(2,771,556)	(2,076,103)	(6,260,770)	(3,520,049)
Class IV	(9,179,274)	(7,877,190)	—	—

Total distributions from net investment income	(11,950,830)	(9,953,293)	(6,260,770)	(3,520,049)

Net share transactions (Note 9):
Class III	6,331,318	63,605	6,289,337	(7,903,687)
Class IV	43,125,101	(9,548,081)	—	—

Increase (decrease) in net assets resulting from net share transactions	49,456,419	(9,484,476)	6,289,337	(7,903,687)

Total increase (decrease) in net assets	28,217,228	1,896,992	(3,389,645)	53,767

Net assets:
Beginning of period	242,099,355	240,202,363	71,890,523	71,836,756

End of period	$270,316,583	$242,099,355	$68,500,878	$71,890,523

Accumulated undistributed net investment income	$2,885,461	$13,521,277	$—	$5,101,621

Distributions in excess of net investment income	$—	$—	$(916,721)	$—

See accompanying notes to the financial statements.	117

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Debt Opportunities Fund		Emerging Country Debt Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$9,463,343	$42,401,605	$114,636,047	$201,792,745
Net realized gain (loss)	(11,750,967)	(114,372,832)	649,620	(43,219,761)
Change in net unrealized appreciation (depreciation)	15,415,897	148,932,499	(193,832,805)	28,077,921

Net increase (decrease) in net assets from operations	13,128,273	76,961,272	(78,547,138)	186,650,905

Distributions to shareholders from:
Net investment income
Class III	—	—	(19,282,059)	(68,327,806)
Class IV	—	—	(72,140,083)	(220,418,369)
Class VI	(10,535,280)	(27,501,224)	—	—

Total distributions from net investment income	(10,535,280)	(27,501,224)	(91,422,142)	(288,746,175)

Net share transactions (Note 9):
Class III	—	—	163,525,098	199,795,127
Class IV	—	—	(93,308,411)	855,530,497
Class VI	(44,267,575)	(371,805,716)	—	—

Increase (decrease) in net assets resulting from net share transactions	(44,267,575)	(371,805,716)	70,216,687	1,055,325,624

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	439,180	1,599,556
Class IV	—	—	1,670,076	5,485,200
Class VI	236,171	2,071,101	—	—

Increase in net assets resulting from purchase premiums and redemption fees	236,171	2,071,101	2,109,256	7,084,756

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(44,031,404)	(369,734,615)	72,325,943	1,062,410,380

Total increase (decrease) in net assets	(41,438,411)	(320,274,567)	(97,643,337)	960,315,110

Net assets:
Beginning of period	1,790,805,334	2,111,079,901	4,008,286,049	3,047,970,939

End of period	$1,749,366,923	$1,790,805,334	$3,910,642,712	$4,008,286,049

Accumulated undistributed net investment income	$6,401,504	$7,473,441	$60,702,952	$37,489,047

118	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Bond Fund		International Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$218,099	$728,527	$43,296	$485,953
Net realized gain (loss)	(538,755)	4,034,601	(723,064)	2,340,638
Change in net unrealized appreciation (depreciation)	(1,395,869)	(2,138,588)	(1,564,070)	(4,446,652)

Net increase (decrease) in net assets from operations	(1,716,525)	2,624,540	(2,243,838)	(1,620,061)

Distributions to shareholders from:
Net investment income
Class III	—	(161,483)	—	—

Total distributions from net investment income	—	(161,483)	—	—

Net share transactions (Note 9):
Class III	(6,131,202)	(97,012,329)	(35,987,570)	(15,603,960)

Increase (decrease) in net assets resulting from net share transactions	(6,131,202)	(97,012,329)	(35,987,570)	(15,603,960)

Total increase (decrease) in net assets	(7,847,727)	(94,549,272)	(38,231,408)	(17,224,021)

Net assets:
Beginning of period	46,720,136	141,269,408	43,585,167	60,809,188

End of period	$38,872,409	$46,720,136	$5,353,759	$43,585,167

Distributions in excess of net investment income	$(941,851)	$(1,159,950)	$(3,798,438)	$(3,841,734)

See accompanying notes to the financial statements.	119

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Treasury Fund		World Opportunity Overlay Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,188,625	$1,025,860	$602,340	$2,018,507
Net realized gain (loss)	512,374	270,404	(5,083,264)	(49,065,985)
Change in net unrealized appreciation (depreciation)	(324,595)	49,039	5,714,105	40,853,216

Net increase (decrease) in net assets from operations	1,376,404	1,345,303	1,233,181	(6,194,262)

Distributions to shareholders from:
Net investment income
Core Class	(1,188,625)	(1,025,860)

Total distributions from net investment income	(1,188,625)	(1,025,860)

Net realized gains
Core Class	(93,510)	(275,107)

Total distributions from net realized gains	(93,510)	(275,107)

Return of capital
Core Class	—	—	(72,000,000)	—

Total distributions from return of capital	—	—	(72,000,000)	—

Net share transactions (Note 9):
Core Class	1,575,557,495	334,022,115	(38,778,550)	(376,185,803)

Total increase (decrease) in net assets	1,575,651,764	334,066,451	(109,545,369)	(382,380,065)

Net assets:
Beginning of period	2,243,930,647	1,909,864,196	179,956,708	562,336,773

End of period	$3,819,582,411	$2,243,930,647	$70,411,339	$179,956,708

120	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Cash Flows — Six Months Ended August 31, 2015 (Unaudited)

	Debt Opportunities Fund	World Opportunity Overlay Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$13,128,273	$1,233,181

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	(15,415,897)	(5,714,105)
Net realized (gain) loss	11,750,967	5,083,264
Net amortization of premium and accretion of discount	4,851,403	(571,913)
Cost of investments purchased	(450,560,784)	(3,527,098)
Proceeds from sale of investments	235,794,551	19,961,162
Proceeds from paydowns	107,576,186	1,669,351
Short-term investments, net	134,191,534	91,733,557
Realized gain distributions from affiliated issuers	2,715	—
Other gain (loss):
Swap contracts	10,864,788	1,359,893
Futures contracts	(1,420,359)	—
Written option contracts	25,650	(1,262,161)
Forward currency contracts	24,260	—
Foreign currency and foreign currency related transactions	—	106,569
Changes in assets and liabilities:
(Increase) decrease in receivable for due from broker	(423,401)	(223,207)
(Increase) decrease in dividends and interest receivable	28,430	41,513
(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	(6,687)	(14,023)
(Increase) decrease in miscellaneous receivable	(18,060)	—
Increase (decrease) in payable to affiliate for:
Management fee	15,484	—
Shareholder service fee	3,407	—
Increase (decrease) in payable to agents unaffiliated with GMO	(16)	2
Increase (decrease) in payable for Trustees and related expenses	970	412
Increase (decrease) in due to custodian	(23,511)	—
Increase (decrease) in accrued expenses	(71,126)	(40,581)

Net cash provided by (used in) operating activities	50,318,777	109,835,816

Cash flows from financing activities:
Proceeds from shares sold	63,087,224	—
Shares repurchased	(113,123,507)	(38,778,550)
Purchase premiums and redemption fees	236,171	—
Cash distributions paid	(251,557)	(72,000,000)

Net cash provided by (used in) financing activities	(50,051,669)	(110,778,550)

Net increase (decrease) in cash	267,108	(942,734)
Cash and cash equivalents, beginning of period	—	942,734

Cash and cash equivalents, end of period	$267,108	$—

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$10,283,723	$—
Cash paid during the period for interest related to reverse repurchase agreements and/or cleared swaps, if any.	$240	$—

See accompanying notes to the financial statements.	121

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

ASSET ALLOCATION BOND FUND

	Class III Shares											Class VI Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013	2012		2011				2015		2014		2013	2012		2011
Net asset value, beginning of period	$26.36		$24.57		$24.43		$24.60	$25.01		$26.13		$26.40		$24.60		$24.46		$24.61	$25.01		$26.13

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.07		0.38		0.00	(b)	(0.02)	0.32		0.51		0.08		0.22		0.03		0.01	0.56		0.64
Net realized and unrealized gain (loss)	(2.35)		2.48		0.17		0.12	0.78		0.64		(2.35)		2.68		0.16		0.11	0.57		0.54

Total from investment operations	(2.28)		2.86		0.17		0.10	1.10		1.15		(2.27)		2.90		0.19		0.12	1.13		1.18

Less distributions to shareholders:
From net investment income	(1.63)		(0.67)		(0.03)		(0.01)	(0.51)		(0.50)		(1.64)		(0.70)		(0.05)		(0.01)	(0.53)		(0.53)
From net realized gains	—		(0.40)		—		(0.26)	(1.00)		(1.77)		—		(0.40)		—		(0.26)	(1.00)		(1.77)

Total distributions	(1.63)		(1.07)		(0.03)		(0.27)	(1.51)		(2.27)		(1.64)		(1.10)		(0.05)		(0.27)	(1.53)		(2.30)

Net asset value, end of period	$22.45		$26.36		$24.57		$24.43	$24.60		$25.01		$22.49		$26.40		$24.60		$24.46	$24.61		$25.01

Total Return(c)	(8.70	)%**	11.92%		0.72%		0.42%	4.49%		4.51%		(8.65	)%**	12.05%		0.79%		0.52%	4.61%		4.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$345,699		$421,910		$260,775		$91,186	$56,692		$48,676		$2,174,828		$4,652,197		$2,849,433		$88,029	$116,591		$489,202
Net operating expenses to average daily net assets(e)	0.40	%*	0.40%		0.40	%(d)	0.40%	0.40	%(d)	0.41	%(d)	0.31	%*	0.31%		0.31	%(d)	0.31%	0.31	%(d)	0.31	%(d)
Interest expense to average daily net assets	0.03	%*(f)	0.01	%(f)	0.00	%(f)(g)	—	0.01	%(f)	0.03	%(f)	0.02	%*(f)	0.01	%(f)	0.00	%(f)(g)	—	0.01	%(f)	0.03	%(f)
Total net expenses to average daily net assets(e)	0.43	%*	0.41%		0.40%		0.40%	0.41%		0.44%		0.33	%*	0.32%		0.31%		0.31%	0.32%		0.34%
Net investment income (loss) to average daily net assets(a)	0.57	%*	1.49%		0.01%		(0.08)%	1.31%		1.94%		0.63	%*	0.84%		0.13%		0.02%	2.25%		2.43%
Portfolio turnover rate	134	%**	177%		32%		233%	319%		315%		134	%**	177%		32%		233%	319%		315%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%		0.08%	0.06%		0.04%		0.02	%*	0.02%		0.02%		0.07%	0.04%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

122	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE BOND FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Period from November 18, 2014 (commencement of operations) through February 28, 2015
Net asset value, beginning of period	$25.72		$25.00

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.08		0.09
Net realized and unrealized gain (loss)	(2.01)		0.75

Total from investment operations	(1.93)		0.84

Less distributions to shareholders:
From net investment income	(0.85)		(0.12)

Total distributions	(0.85)		(0.12)

Net asset value, end of period	$22.94		$25.72

Total Return(b)	(7.53	)%**	3.38	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,454		$9,230
Net operating expenses to average daily net assets(c)	0.72	%*	0.76	%*
Interest expense to average daily net assets(d)	0.01	%*	0.01	%*
Total net expenses to average daily net assets(c)	0.73	%*	0.77	%*
Net investment income (loss) to average daily net assets(a)	0.69	%*	1.24	%*
Portfolio turnover rate	23	%**	8	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	4.56	%*	1.59	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(e)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	123

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2015 (Unaudited)		February 28/29,
			2015		2014		2013		2012		2011				2015		2014		2013		2012		2011
Net asset value, beginning of period	$7.81		$7.45		$7.41		$7.13		$7.26		$7.02		$7.83		$7.47		$7.43		$7.14		$7.27		$7.03

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.07		0.07		0.07		0.13		0.11		0.04		0.07		0.07		0.08		0.13		0.11
Net realized and unrealized gain (loss)	(0.33)		0.61		0.08		0.54		0.56		0.65		(0.33)		0.61		0.09		0.54		0.56		0.65

Total from investment operations	(0.29)		0.68		0.15		0.61		0.69		0.76		(0.29)		0.68		0.16		0.62		0.69		0.76

Less distributions to shareholders:
From net investment income	(0.38)		(0.32)		(0.11)		(0.33)		(0.82)		(0.52)		(0.38)		(0.32)		(0.12)		(0.33)		(0.82)		(0.52)

Total distributions	(0.38)		(0.32)		(0.11)		(0.33)		(0.82)		(0.52)		(0.38)		(0.32)		(0.12)		(0.33)		(0.82)		(0.52)

Net asset value, end of period	$7.14		$7.81		$7.45		$7.41		$7.13		$7.26		$7.16		$7.83		$7.47		$7.43		$7.14		$7.27

Total Return(b)	(3.80	)%**	9.25%		2.15%		8.67%		9.88%		10.93%		(3.77	)%**	9.32%		2.15%		8.85%		9.90%		10.97%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$52,680		$51,045		$48,632		$48,831		$46,924		$47,773		$217,637		$191,054		$191,571		$190,527		$188,675		$183,333
Net operating expenses to average daily net assets(c)	0.36	%*	0.37%		0.38%		0.38	%(d)	0.39	%(d)	0.39	%(d)	0.31	%*	0.32%		0.33%		0.33	%(d)	0.34	%(d)	0.34	%(d)
Interest expense to average daily net assets	0.01	%*(e)	0.00	%(e)(f)	0.00	%(e)(f)	—		—		—		0.01	%*(e)	0.00	%(e)(f)	0.00	%(e)(f)	—		—		—
Total net expenses to average daily net assets(c)	0.37	%*	0.37%		0.38%		0.38	%(d)	0.39	%(d)	0.39	%(d)	0.32	%*	0.32%		0.33%		0.33	%(d)	0.34	%(d)	0.34	%(d)
Net investment income (loss) to average daily net assets(a)	1.07	%*	0.89%		0.95%		1.02%		1.74%		1.48%		1.08	%*	0.94%		0.99%		1.07%		1.75%		1.48%
Portfolio turnover rate	13	%**	128%		87%		135%		72%		46%		13	%**	128%		87%		135%		72%		46%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.21	%*	0.15%		0.12%		0.13%		0.12%		0.11%		0.21	%*	0.15%		0.12%		0.13%		0.12%		0.11%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(f)	Ratio is less than 0.01%.
(g)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

124	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013	2012		2011
Net asset value, beginning of period	$9.90		$8.90		$8.76		$8.35	$8.18		$7.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.11		0.12		0.14	0.13		0.12
Net realized and unrealized gain (loss)	(0.50)		1.38		0.14		0.64	0.71		0.47

Total from investment operations	(0.47)		1.49		0.26		0.78	0.84		0.59

Less distributions to shareholders:
From net investment income	(0.86)		(0.49)		(0.11)		(0.37)	(0.41)		(0.39)
Return of capital	—		—		(0.01)		—	(0.26)		—

Total distributions	(0.86)		(0.49)		(0.12)		(0.37)	(0.67)		(0.39)

Net asset value, end of period	$8.57		$9.90		$8.90		$8.76	$8.35		$8.18

Total Return(b)	(4.72	)%**	17.02%		3.04%		9.43%	10.48%		7.35%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,501		$71,891		$71,837		$69,527	$72,021		$70,799
Net operating expenses to average daily net assets(c)	0.38	%*	0.36%		0.39%		0.40%	0.39	%(d)	0.39	%(d)
Interest expense to average daily net assets	0.01	%*(e)	0.00	%(e)(f)	0.00	%(e)(f)	—	—		—
Total net expenses to average daily net assets(c)	0.39	%*	0.36%		0.39%		0.40%	0.39	%(d)	0.39	%(d)
Net investment income (loss) to average daily net assets(a)	0.70	%*	1.19%		1.41%		1.61%	1.58%		1.43%
Portfolio turnover rate	44	%**	117%		13%		34%	52%		51%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.54	%*	0.27%		0.24%		0.27%	0.25%		0.17%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(f)	Ratio is less than 0.01%.
(g)	Ratios include indirect fees waived or borne by the Fund
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	125

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEBT OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,						Period from October 3, 2011 (commencement of operations) through February 29, 2012(a)
			2015(a)		2014(a)(b)		2013(a)
Net asset value, beginning of period	$24.80		$24.22		$24.22		$22.54		$22.33

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.13		0.54		0.84		1.05		0.42
Net realized and unrealized gain (loss)	0.06		0.42		0.14		1.54		0.14

Total from investment operations	0.19		0.96		0.98		2.59		0.56

Less distributions to shareholders:
From net investment income	(0.15)		(0.38)		(0.56)		(0.35)		(0.21)
From net realized gains	—		—		(0.42)		(0.56)		(0.14)

Total distributions	(0.15)		(0.38)		(0.98)		(0.91)		(0.35)

Net asset value, end of period	$24.84		$24.80		$24.22		$24.22		$22.54

Total Return(d)	0.76	%**	3.98%		4.27%		11.62%		2.43	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,749,367		$1,790,805		$2,111,080		$812,020		$204,043
Net expenses to average daily net assets(e)	0.31	%*	0.31%		0.31	%(f)	0.31	%(f)	0.31	%*
Interest expense to average daily net assets	0.00	%*(g)(h)	0.00	%(g)(h)	—		—		—
Total net expenses to average daily net assets(e)	0.31	%*	0.31%		0.31	%(f)	0.31	%(f)	0.31	%*
Net investment income (loss) to average daily net assets(c)	1.06	%*	2.18%		3.51%		4.36%		4.59	%*
Portfolio turnover rate	24	%**	37%		30%		39%		23	%(i)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%		0.02%		0.04%		0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(j)	$0.03		$0.01		$0.02		$0.00	(j)
(a)	Per share amounts were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.
(b)	Effective February 12, 2014, GMO Debt Opportunities Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund (the “Acquiring Fund”) and the surviving entity was renamed GMO Debt Opportunities Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning the combined entity adopted the historical financial reporting history of the Acquired Fund. Share and per share information have been adjusted to reflect the effects of the merger.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Ratio is less than 0.01%.
(h)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(i)	Calculation represents portfolio turnover for the Fund for the period from October 3, 2011 through February 29, 2012.
(j)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

126	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013		2012		2011				2015		2014		2013		2012		2011
Net asset value, beginning of period	$9.49		$9.77		$10.34		$9.59		$9.10		$8.47		$9.48		$9.76		$10.33		$9.58		$9.09		$8.47

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27		0.59	(c)	0.60		0.77		0.84		1.03	(b)	0.27		0.60	(c)	0.60		0.79		0.84		1.05	(b)
Net realized and unrealized gain (loss)	(0.44)		(0.01)		(0.59)		0.82		0.58		0.81		(0.44)		(0.02)		(0.58)		0.81		0.59		0.78

Total from investment operations	(0.17)		0.58		0.01		1.59		1.42		1.84		(0.17)		0.58		0.02		1.60		1.43		1.83

Less distributions to shareholders:
From net investment income	(0.21)		(0.86)		(0.58)		(0.84)		(0.93)		(1.21)		(0.21)		(0.86)		(0.59)		(0.85)		(0.94)		(1.21)

Total distributions	(0.21)		(0.86)		(0.58)		(0.84)		(0.93)		(1.21)		(0.21)		(0.86)		(0.59)		(0.85)		(0.94)		(1.21)

Net asset value, end of period	$9.11		$9.49		$9.77		$10.34		$9.59		$9.10		$9.10		$9.48		$9.76		$10.33		$9.58		$9.09

Total Return(d)	(1.82	)%**	6.03%		0.27%		17.04%		16.62%		22.23%		(1.80)%		6.07%		0.33%		17.14%		16.69%		22.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$873,566		$746,182		$582,639		$427,339		$679,533		$564,570		$3,037,077		$3,262,104		$2,465,331		$1,908,041		$1,117,850		$1,122,409
Net operating expenses to average daily net assets(e)	0.53	%*	0.56%		0.56	%(f)	0.60	%(f)	0.64	%(f)	0.59	%(f)	0.48	%*	0.51%		0.51	%(f)	0.55	%(f)	0.59	%(f)	0.54	%(f)
Interest expense to average daily net assets	0.00	%*(g)(l)	—		—		0.02	%(g)	0.08	%(g)	0.08	%(h)	0.00	%*(g)(l)	—		—		0.02	%(g)	0.08	%(g)	0.07	%(g)
Total net expenses to average daily net assets(e)	0.53	%*	0.56%		0.56	%(f)	0.62	%(f)(g)	0.72	%(f)(g)	0.67	%(f)(h)	0.48	%*	0.51%		0.51%		0.57	%(f)(g)	0.67	%(f)(g)	0.61	%(f)(h)
Net investment income (loss) to average daily net assets(a)	5.58	%*	5.86	%(i)	5.99%		7.75%		8.90%		11.09	%(j)	5.61	%*	5.93	%(i)	6.02%		7.84%		8.95%		11.37	%(j)
Portfolio turnover rate	10	%**	18%		27%		36%		29%		21%		10	%**	18%		27%		36%		29%		21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(k)	0.00	%*(l)	0.00	%(l)	—		0.00	%(l)	—		—		0.00	%*(l)	0.00	%(l)	—		0.00	%(l)	—		—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(l)	$0.02		$0.02		$0.03		$0.01		$0.02		$0.00	(l)	$0.02		$0.02		$0.03		$0.01		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Includes income per share of $0.40 and $0.41, respectively, as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.63 and $0.64, respectively.
(c)	Includes income per share of $0.02 and $0.03, respectively, as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income per share would have been $0.57 and $0.57, respectively.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(h)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(i)	Includes income of $0.24 and $0.24, respectively, of average daily net assets as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income to average daily net assets would have been $5.62 and $5.69, respectively.
(j)	Includes income of 4.33% and 4.43%, respectively, of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.76% and 6.94%, respectively.
(k)	Ratios include indirect fees waived or borne by the manager.
(l)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	127

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$8.67		$8.61		$8.37		$8.11		$7.91		$7.58

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.08		0.08		0.11		0.11		0.12
Net realized and unrealized gain (loss)	(0.37)		(0.01	)(b)	0.18		0.27		0.55		0.82

Total from investment operations	(0.33)		0.07		0.26		0.38		0.66		0.94

Less distributions to shareholders:
From net investment income	—		(0.01)		(0.02)		(0.12)		(0.46)		(0.61)

Total distributions	—		(0.01)		(0.02)		(0.12)		(0.46)		(0.61)

Net asset value, end of period	$8.34		$8.67		$8.61		$8.37		$8.11		$7.91

Total Return(c)	(3.81	)%**	0.81%		3.13%		4.72%		8.57%		12.84%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,872		$46,720		$141,269		$165,337		$163,213		$209,891
Net operating expenses to average daily net assets(d)	0.38	%*	0.34%		0.38	%(e)	0.39	%(e)	0.39	%(e)	0.38	%(e)
Interest expense to average daily net assets	0.01	%*(f)	0.00	%(f)(g)	0.00	%(f)(g)	—		—		0.01	%(f)
Total net expenses to average daily net assets(d)	0.39	%*	0.34%		0.38%		0.39%		0.39%		0.39%
Net investment income (loss) to average daily net assets(a)	1.04	%*	0.94%		0.99%		1.29%		1.39%		1.50%
Portfolio turnover rate	40	%**	84%		24%		42%		38%		45%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.80	%*	0.22%		0.09%		0.10%		0.09%		0.07%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Interest expense was less than 0.01% to average daily net assets.
(h)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

128	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$6.95		$7.27	$6.84		$6.79		$7.11		$6.59

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01		0.07	0.06		0.08		0.10		0.10
Net realized and unrealized gain (loss)	(0.42)		(0.39)	0.37		0.13		0.33		0.77

Total from investment operations	(0.41)		(0.32)	0.43		0.21		0.43		0.87

Less distributions to shareholders:
From net investment income	—		—	—		(0.16)		(0.75)		(0.35)

Total distributions	—		—	—		(0.16)		(0.75)		(0.35)

Net asset value, end of period	$6.54		$6.95	$7.27		$6.84		$6.79		$7.11

Total Return(b)	(5.90	)%**	(4.40)%	6.29%		3.21%		6.37%		13.36%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,354		$43,585	$60,809		$70,949		$69,945		$108,684
Net operating expenses to average daily net assets(c)	0.40	%*	0.34%	0.39	%(d)	0.40	%(d)	0.39	%(d)	0.39	%(d)
Interest expense to average daily net assets(e)	0.02	%*	0.01%	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(c)	0.42	%*	0.35%	0.39	%(d)(f)	0.40	%(d)(f)	0.39	%(d)(f)	0.39	%(d)
Net investment income (loss) to average daily net assets(a)	0.36	%*	0.98%	0.90%		1.18%		1.39%		1.45%
Portfolio turnover rate	73	%**	115%	18%		21%		43%		46%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	1.42	%*	0.39%	0.27%		0.28%		0.24%		0.16%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	129

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$25.00		$25.00		$25.00		$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.01		0.02		0.03		0.01		0.03
Net realized and unrealized gain (loss)	0.00	(a)	0.00	(a)	0.01		(0.00	)(a)	0.01		0.00	(a)

Total from investment operations	0.01		0.01		0.03		0.03		0.02		0.03

Less distributions to shareholders:
From net investment income	(0.01)		(0.01)		(0.02)		(0.03)		(0.01)		(0.03)
From net realized gains	(0.00	)(b)	(0.00	)(b)	(0.01)		—		(0.01)		(0.00	)(b)

Total distributions	(0.01)		(0.01)		(0.03)		(0.03)		(0.02)		(0.03)

Net asset value, end of period	$25.00		$25.00		$25.00		$25.00		$25.00		$25.00

Total Return(c)	0.04	%**	0.06%		0.11%		0.11%		0.07%		0.15%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,819,582		$2,243,931		$1,909,864		$2,912,203		$2,056,342		$1,814,553
Net expenses to average daily net assets(e)	0.00	%*	0.00%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00%
Net investment income (loss) to average daily net assets	0.08	%*	0.05%		0.08%		0.10%		0.04%		0.13%
Portfolio turnover rate(f)	0	%**	0%		0%		0%		0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.10%		0.10%		0.10%		0.10%		0.11%
(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assume the effect of reinvested distribution.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Ratio is less than 0.01%.
(f)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

130	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

WORLD OPPORTUNITY OVERLAY FUND

	Core Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$25.50		$26.84		$25.68		$24.00		$22.68		$21.30

Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.18		0.13		0.32		0.37		0.37
Net realized and unrealized gain (loss)	0.22		(1.52)		1.03		1.36		0.95		1.01

Total from investment operations	0.34		(1.34)		1.16		1.68		1.32		1.38

Less distributions to shareholders:
From return of capital	(10.20)		—		—		—		—		—

Total distributions	(10.20)		—		—		—		—		—

Net asset value, end of period	$15.64		$25.50		$26.84		$25.68		$24.00		$22.68

Total Return(a)	2.33	%**	(4.99)%		4.52%		7.00%		5.82%		6.48%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,411		$179,957		$562,337		$691,486		$855,176		$850,192
Net operating expenses to average daily net assets	0.03	%*	0.00	%(b)	0.00	%(b)(c)	0.00	%(b)(c)	0.00	%(b)(c)	0.00	%(b)(c)
Interest expense to average daily net assets	—		0.05	%(e)	0.05	%(e)	0.04	%(e)	0.03	%(d)	0.03	%(d)
Total net expenses to average daily net assets	0.03	%*	0.05%		0.05	%(c)	0.04	%(c)	0.03	%(c)	0.03	%(c)
Net investment income (loss) to average daily net assets	1.43	%*	0.69%		0.51%		1.30%		1.59%		1.69%
Portfolio turnover rate	0	%**	26%		80%		8%		46%		36%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.20	%*	0.08%		0.04%		0.04%		0.04%		0.04%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	131

GMO Trust Funds

Notes to Financial Statements

August 31, 2015 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Benchmark-Free Bond Fund, Core Plus Bond Fund, Currency Hedged International Bond Fund, Debt Opportunities Fund, Emerging Country Debt Fund, Global Bond Fund, International Bond Fund, U.S. Treasury Fund, and World Opportunity Overlay Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Debt Opportunities Fund, Emerging Country Debt Fund, World Opportunity Overlay Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. As of August 31, 2015, shares of World Opportunity Overlay Fund were not publicly offered for sale.

The following table provides information about the Funds’ investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	Citigroup 3-Month Treasury Bill Index	Total return in excess of benchmark
Benchmark-Free Bond Fund	Not Applicable	Total return in excess of Citigroup 3-Month Treasury Bill Index
Core Plus Bond Fund	Barclays U.S. Aggregate Index	Total return in excess of benchmark
Currency Hedged International Bond Fund	J.P. Morgan GBI Global ex Japan ex U.S. (Hedged)	Total return in excess of benchmark
Debt Opportunities Fund	Not Applicable	Positive total return
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
Global Bond Fund	J.P. Morgan GBI Global	Total return in excess of benchmark
International Bond Fund	J.P. Morgan GBI Global ex U.S.	Total return in excess of benchmark
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective
World Opportunity Overlay Fund	J.P. Morgan U.S. 3 Month Cash Index	Total return greater than benchmark

Asset Allocation Bond Fund, U.S. Treasury Fund and World Opportunity Overlay Fund currently limit subscriptions.

Asset Allocation Bond Fund, Debt Opportunities Fund, Emerging Country Debt Fund, and U.S. Treasury Fund are currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value each fixed income security based on the most recent quoted price supplied by a single pricing source chosen by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds

132

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

and the underlying funds, although the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources. See the table below for information about securities for which no alternative pricing source was available.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. OTC derivatives are generally valued at the price determined by an industry standard model. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2015, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2015 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Single source: No alternative pricing source was available
Asset Allocation Bond Fund	3%	[1]	—
Benchmark-Free Bond Fund	< 1%		1%
Core Plus Bond Fund	< 1%		2%
Currency Hedged International Bond Fund	< 1%		1%
Debt Opportunities Fund	1%	[2]	16%
Emerging Country Debt Fund	2%	[3]	3%
Global Bond Fund	< 1%		1%
International Bond Fund	—		—
U.S. Treasury Fund	—		—
World Opportunity Overlay Fund	—		3%

[1]	Consists of quanto options which were valued using broker quotes.

133

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[2]	Consists of four U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations.
[3]	Includes the Autopistas Del Nordeste Ltd. asset-backed security which represents 0.6% of the Fund’s total net assets and is valued using a 500 basis point spread over the yield of a comparable government bond. Also includes the Republic of Argentina judgments which represent 0.9% of the Fund’s total net assets and is valued using a broker quote and adjusted by a 20% discount for liquidity and other considerations.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than as described in the footnotes to the Securities and derivatives table above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2015.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; and certain restricted securities valued at the most recent available market or quoted price.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

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The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$82,523,046	$—	$82,523,046
Foreign Government Obligations	—	12,666,443	—	12,666,443
U.S. Government	452,593,769	930,803,620	—	1,383,397,389

TOTAL DEBT OBLIGATIONS	452,593,769	1,025,993,109	—	1,478,586,878

Mutual Funds	78,339,401	—	—	78,339,401
Options Purchased	—	256,522,152	79,055,535	335,577,687
Short-Term Investments	650,796,246	—	—	650,796,246

Total Investments	1,181,729,416	1,282,515,261	79,055,535	2,543,300,212

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	234,695,656	—	234,695,656
Futures Contracts
Equity Risk	—	10,980,372	—	10,980,372
Swap Contracts
Inflation Risk	—	1,225,975	—	1,225,975
Interest Rate Risk	—	392,905,301	—	392,905,301

Total	$1,181,729,416	$1,922,322,565	$79,055,535	$3,183,107,516

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(171,928,521)	$—	$(171,928,521)
Written Options
Foreign Currency Risk	—	(32,004,767)	—	(32,004,767)
Interest Rate Risk	—	(123,672,221)	—	(123,672,221)
Swap Contracts
Equity Risk**	—	—	(5,716,970)	(5,716,970)
Inflation Risk	—	(3,836,195)	—	(3,836,195)
Interest Rate Risk	—	(465,895,593)	—	(465,895,593)

Total	$—	$(797,337,297)	$(5,716,970)	$(803,054,267)

Benchmark-Free Bond Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$165,926	$—	$165,926
U.S. Government	1,553,588	152,531	—	1,706,119

TOTAL DEBT OBLIGATIONS	1,553,588	318,457	—	1,872,045

Mutual Funds	1,878,914	—	—	1,878,914
Options Purchased	—	483,053	—	483,053
Short-Term Investments	4,171,817	—	—	4,171,817

Total Investments	7,604,319	801,510	—	8,405,829

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	353,328	—	353,328
Swap Contracts
Inflation Risk	—	2,763	—	2,763
Interest Rate Risk	—	612,272	—	612,272

Total	$7,604,319	$1,769,873	$—	$9,374,192

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August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(250,294)	$—	$(250,294)
Written Options
Foreign Currency Risk	—	(56,661)	—	(56,661)
Interest Rate Risk	—	(161,052)	—	(161,052)
Swap Contracts
Inflation Risk	—	(9,664)	—	(9,664)
Interest Rate Risk	—	(641,421)	—	(641,421)

Total	$—	$(1,119,092)	$—	$(1,119,092)

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$371,810	$371,810
Corporate Debt	—	6,911,115	—	6,911,115
Foreign Government Obligations	—	10,868,501	—	10,868,501
U.S. Government	50,781,189	4,018,069	—	54,799,258

TOTAL DEBT OBLIGATIONS	50,781,189	21,797,685	371,810	72,950,684

Mutual Funds	168,731,782	—	—	168,731,782
Options Purchased	—	4,597,917	—	4,597,917
Short-Term Investments	22,865,299	—	—	22,865,299

Total Investments	242,378,270	26,395,602	371,810	269,145,682

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	3,320,784	—	3,320,784
Futures Contracts
Interest Rate Risk	329	—	—	329
Swap Contracts
Inflation Risk	—	15,929	—	15,929
Interest Rate Risk	—	7,691,642	—	7,691,642

Total	$242,378,599	$37,423,957	$371,810	$280,174,366

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,663,594)	$—	$(2,663,594)
Futures Contracts
Interest Rate Risk	(7,881)	—	—	(7,881)
Written Options
Foreign Currency Risk	—	(552,884)	—	(552,884)
Interest Rate Risk	—	(1,875,877)	—	(1,875,877)
Swap Contracts
Inflation Risk	—	(22,338)	—	(22,338)
Interest Rate Risk	—	(7,690,439)	—	(7,690,439)

Total	$(7,881)	$(12,805,132)	$—	$(12,813,013)

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August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$41,849,575	$—	$41,849,575

TOTAL DEBT OBLIGATIONS	—	41,849,575	—	41,849,575

Mutual Funds	21,134,478	—	—	21,134,478
Options Purchased	—	1,365,687	—	1,365,687
Short-Term Investments	4,518,003	—	—	4,518,003

Total Investments	25,652,481	43,215,262	—	68,867,743

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	1,013,684	—	1,013,684
Futures Contracts
Interest Rate Risk	65,680	—	—	65,680
Swap Contracts
Interest Rate Risk	—	1,461,076	—	1,461,076
Inflation Risk	—	4,379	—	4,379

Total	$25,718,161	$45,694,401	$—	$71,412,562

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(940,101)	$—	$(940,101)
Futures Contracts
Interest Rate Risk	(37,563)	—	—	(37,563)
Written Options
Foreign Currency Risk	—	(165,052)	—	(165,052)
Interest Rate Risk	—	(556,366)	—	(556,366)
Swap Contracts
Interest Rate Risk	—	(1,741,510)	—	(1,741,510)
Inflation Risk	—	(6,184)	—	(6,184)

Total	$(37,563)	$(3,409,213)	$—	$(3,446,776)

Debt Opportunities Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$4,445,169	$1,352,359,196	$1,356,804,365
U.S. Government Agency	—	—	23,420,238	23,420,238

TOTAL DEBT OBLIGATIONS	—	4,445,169	1,375,779,434	1,380,224,603

Mutual Funds	84,831,828	—	—	84,831,828
Short-Term Investments	319,704,622	—	—	319,704,622

Total Investments	404,536,450	4,445,169	1,375,779,434	1,784,761,053

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	13,891	—	13,891
Swap Contracts
Credit Risk	—	5,989,814	—	5,989,814
Interest Rate Risk	—	805,138	—	805,138

Total	$404,536,450	$11,254,012	$1,375,779,434	$1,791,569,896

137

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August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Debt Opportunities Fund (continued)
Liability Valuation Inputs
Derivatives*
Swap Contracts
Credit Risk	$—	$(15,378,209)	$—	$(15,378,209)
Interest Rate Risk	—	(412,495)	—	(412,495)

Total	$—	$(15,790,704)	$—	$(15,790,704)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$63,288,863	$63,288,863
Corporate Debt	—	—	20,706,000	20,706,000
Foreign Government Agency	—	847,230,675	71,910,170	919,140,845
Foreign Government Obligations	—	2,036,545,775	112,400,074	2,148,945,849
Judgments	—	—	34,592,000	34,592,000
U.S. Government	80,737,520	72,085,452	—	152,822,972

TOTAL DEBT OBLIGATIONS	80,737,520	2,955,861,902	302,897,107	3,339,496,529

Loan Assignments	—	—	7,373,768	7,373,768
Loan Participations	—	—	67,788,347	67,788,347
Mutual Funds	76,117,553	—	—	76,117,553
Rights/Warrants	—	26,939,191	5,967,057	32,906,248
Short-Term Investments	442,187,930	—	—	442,187,930

Total Investments	599,043,003	2,982,801,093	384,026,279	3,965,870,375

Derivatives*
Options
Credit Risk	—	—	382,398	382,398
Swap Contracts
Credit Risk	—	47,198,953	—	47,198,953
Interest Risk	—	826,455	—	826,455

Total	$599,043,003	$3,030,826,501	$384,408,677	$4,014,278,181

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(766,167)	$—	$(766,167)
Options
Credit Risk	—	—	(4,171,411)	(4,171,411)
Swap Contracts
Credit Risk	—	(103,605,012)	—	(103,605,012)
Interest Rate Risk	—	(2,317,506)	—	(2,317,506)

Total	$—	$(106,688,685)	$(4,171,411)	$(110,860,096)

Global Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$17,712,933	$—	$17,712,933
U.S. Government	—	8,907,810	—	8,907,810

TOTAL DEBT OBLIGATIONS	—	26,620,743	—	26,620,743

Mutual Funds	11,116,573	—	—	11,116,573
Options Purchased	—	887,257	—	887,257
Short-Term Investments	2,466,969	—	—	2,466,969

Total Investments	13,583,542	27,508,000	—	41,091,542

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August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Bond Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$941,111	$—	$941,111
Futures Contracts
Interest Rate Risk	45,144	27,539	—	72,683
Swap Contracts
Inflation Risk	—	2,988	—	2,988
Interest Rate Risk	—	946,240	—	946,240

Total	$13,628,686	$29,425,878	$—	$43,054,564

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(802,673)	$—	$(802,673)
Forward Cross Currency Contracts
Foreign Currency Risk	—	(76)	—	(76)
Futures Contracts
Interest Rate Risk	(12,996)	—	—	(12,996)
Written Options
Foreign Currency Risk	—	(107,016)	—	(107,016)
Interest Rate Risk	—	(362,179)	—	(362,179)
Swap Contracts
Inflation Risk	—	(3,797)	—	(3,797)
Interest Rate Risk	—	(1,148,346)	—	(1,148,346)

Total	$(12,996)	$(2,424,087)	$—	$(2,437,083)

International Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$2,940,494	$—	$2,940,494

TOTAL DEBT OBLIGATIONS	—	2,940,494	—	2,940,494

Mutual Funds	670,000	—	—	670,000
Short-Term Investments	1,179,449	—	—	1,179,449

Total Investments	1,849,449	2,940,494	—	4,789,943

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	761,727	—	761,727
Futures Contracts
Interest Rate Risk	15,991	—	—	15,991
Swap Contracts
Interest Rate Risk	—	2,648	—	2,648

Total	$1,865,440	$3,704,869	$—	$5,570,309

139

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August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
International Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(657,175)	$—	$(657,175)
Forward Cross Currency Contracts
Foreign Currency Risk	—	(15)	—	(15)
Futures Contracts
Interest Rate Risk	(6,386)	—	—	(6,386)
Swap Contracts
Interest Rate Risk	—	(6,783)	—	(6,783)

Total	$(6,386)	$(663,973)	$—	$(670,359)

U.S. Treasury Fund
Short-Term Investments	$3,815,377,012	$—	$—	$3,815,377,012

Total Investments	3,815,377,012	—	—	3,815,377,012

Total	$3,815,377,012	$—	$—	$3,815,377,012

World Opportunity Overlay Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$13,072,757	$13,072,757
U.S. Government	—	35,255,096	—	35,255,096
U.S. Government Agency	—	—	902,080	902,080

TOTAL DEBT OBLIGATIONS	—	35,255,096	13,974,837	49,229,933

Short-Term Investments	19,481,835	—	—	19,481,835

Total Investments	19,481,835	35,255,096	13,974,837	68,711,768

Derivatives*
Swap Contracts
Inflation Risk	—	164,190	—	164,190
Interest Rate Risk	—	1,917,208	—	1,917,208

Total	$19,481,835	$37,336,494	$13,974,837	$70,793,166

Liability Valuation Inputs
Derivatives*
Written Options
Interest Rate Risk	$—	$(299,071)	$—	$(299,071)
Swap Contracts
Inflation Risk	—	(520,299)	—	(520,299)
Interest Rate Risk	—	(3,250,895)	—	(3,250,895)

Total	$—	$(4,070,265)	$—	$(4,070,265)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Risk is the correlation between equity risk and foreign currency risk.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

140

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August 31, 2015 (Unaudited)

For all Funds for the period ended August 31, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of August 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2015
Asset Allocation Bond Fund
Debt Obligations
Bank Loans	$65,224,500	$—	$(64,900,000)		$21,492	$543,721	$(889,713)	$—	$—	—	$—
Options purchased
Quanto options	100,602,558	—	—		—	—	(21,547,023)	—	—	79,055,535	(21,547,023)
Derivatives
Swap Contracts	3,163,191	—	—		—	—	(8,880,161)	—	—	(5,716,970)	(8,880,161)

Total	$168,990,249	$—	$(64,900,000)		$21,492	$543,721	$(31,316,897)	$—	$—	$73,338,565	$(30,427,184)

Core Plus Bond Fund
Debt Obligations
Asset-Backed Securities	$674,205	$—	$(301,269)		$5,615	$13,775	$(20,516)	$—	$—	$371,810	$(11,884)

Total	$674,205	$—	$(301,269	)#	$5,615	$13,775	$(20,516)	$—	$—	$371,810	$(11,884)

Debt Opportunities Fund
Debt Obligations
Asset-Backed Securities	$1,241,664,405	$434,216,958	$(323,543,152)		$4,188,363	$(19,638,686)	$15,471,308	$—	$—	$1,352,359,196	$(3,248,316)
U.S. Government Agency	24,502,090	—	(1,318,039)		(1,606)	22,240	215,553	—	—	23,420,238	215,553

Total	$1,266,166,495	$434,216,958	$(324,861,191	)##	$4,186,757	$(19,616,446)	$15,686,861	$—	$—	$1,375,779,434	$(3,032,763)

Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$69,340,906	$—	$(5,112,503)		$252,520	$16,088	$(1,208,148)	$—	$—	$63,288,863	$(1,220,116)
Corporate Debt	22,100,000	—	—		(311)	—	(1,393,689)	—	—	20,706,000	(1,393,689)
Foreign Government Agency	74,054,091	—	—		527,024	—	(2,670,945)	—	—	71,910,170	(2,670,945)
Foreign Government Obligations	115,818,083	275,379	(5,361,479)		1,775,236	614,960	(722,105)	—	—	112,400,074	(796,613)
Judgments	33,840,000	24,604,567	(21,944,167)		481,324	—	329,796	—	(2,719,520)	34,592,000	(1,512,894)

Total Debt Obligations	315,153,080	24,879,946	(32,418,149)		3,035,793	631,048	(5,665,091)	—	(2,719,520)	302,897,107	(7,594,257)
Loan Assignments	8,131,285	—	(803,725)		185,068	(6,532)	(132,328)	—	—	7,373,768	(128,473)
Loan Participations	74,574,670	—	(3,114,109)		892,191	66,899	(4,631,304)	—	—	67,788,347	(4,631,304)
Rights/Warrants	5,769,851	—	—		—	—	197,206	—	—	5,967,057	197,206

Total Investments	403,628,886	24,879,946	(36,335,983	)###	4,113,052	691,415	(10,231,517)	—	(2,719,520)	384,026,279	(12,156,828)
Derivatives
Options	(2,044,521)	—	—		—	—	(1,744,492)	—	—	(3,789,013)	—

Total	$401,584,365	$24,879,946	$(36,335,983)		$4,113,052	$691,415	$(11,976,009)	$—	$(2,719,520)	$380,237,266	$(12,156,828)

World Opportunity Overlay Fund
Debt Obligations
Asset-Backed Securities	$18,928,465	$—	$(6,105,930)		$57,247	$(2,004,015)	$2,196,990	$—	$—	$13,072,757	$91,769
U.S. Government Agency	879,840	—	—		(1,849)	—	24,089	—	—	902,080	24,089

Total	$19,808,305	$—	$(6,105,930	)####	$55,398	$(2,004,015)	$2,221,079	$—	$—	$13,974,837	$115,858

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August 31, 2015 (Unaudited)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Represents the interest in derivatives that were determined to have a value of zero at February 28, 2015 or August 31, 2015.
***	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
#	Includes $100,025 of proceeds received from principal paydowns.
##	Includes $110,744,894 of proceeds received from principal paydowns.
###	Includes $10,483,496 of proceeds received from principal paydowns.
####	Includes $1,649,160 of proceeds received from principal paydowns.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2015 were as follows:

Fund Name	Level 3 securities and derivatives
Asset Allocation Bond Fund	3%
Benchmark-Free Bond Fund	6%
Core Plus Bond Fund	9%
Currency Hedged International Bond Fund	6%
Debt Opportunities Fund	79%
Emerging Country Debt Fund	10%
Global Bond Fund	6%
International Bond Fund	0%
U.S. Treasury Fund	—
World Opportunity Overlay Fund	20%

Cash and Statement of Cash Flows

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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August 31, 2015 (Unaudited)

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2015, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	62,870,027	64,175,403

As of August 31, 2015, Emerging Country Debt Fund had investments in reverse repurchase agreements with JP Morgan Securities, Inc. with a gross value of $62,863,984. The value of related collateral exceeded the value of the reverse repurchase agreement at period end. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds (except U.S. Treasury Fund) may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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August 31, 2015 (Unaudited)

Taxes and distributions

Each Fund, except World Opportunity Overlay Fund (see below), has elected or intends to elect to be treated and intends to qualify each tax year as a regulated investment company (each a “RIC Fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each RIC Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each RIC Fund makes no provision for U.S. federal income or excise taxes.

World Opportunity Overlay Fund (the “Partnership Fund”) has elected to be treated as a partnership for U.S. federal income tax purposes and each shareholder is responsible for their tax liabilities, if any, related to their allocable share of Partnership Fund taxable income, gains, losses, deductions, credits and items of tax preference. The Partnership Fund’s activities do not generally constitute those of a U.S. trade or business. Accordingly, the Partnership Fund is generally not subject to U.S. federal, state and/or other income-based U.S. taxes (other than certain withholding taxes). Dividends and other income may be subject to withholding or similar taxes imposed by the country in which such dividends or other income originate.

With the exception of U.S. Treasury Fund, the policy of each RIC Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available, and pay dividends on the first business day following the end of each month in which dividends were declared. Each RIC Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each RIC Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically all distributions are reinvested in additional shares of each RIC Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each RIC Fund on the ex-dividend date.

Because the Partnership Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Partnership Fund to declare and pay non-redeeming distributions in the sole discretion of the Trustees (or their delegates). Distributions made by the Partnership Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Partnership Fund, are reported in the Partnership Fund’s Statement of Changes in Net Assets as return of capital distributions to shareholders.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each RIC Fund’s investments in certain jurisdictions may be higher if a significant portion of each RIC Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2015, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions for each RIC Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a RIC Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

As of February 28, 2015, certain RIC Funds elected to defer to March 1, 2015 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post- October Capital Losses ($)
Asset Allocation Bond Fund	—	(1,570,310)
Benchmark-Free Bond Fund	—	—
Core Plus Bond Fund	—	—
Currency Hedged International Bond Fund	—	—
Debt Opportunities Fund	—	—
Emerging Country Debt Fund	—	(75,375,108)
Global Bond Fund	(1,123,808)	(711,330)
International Bond Fund	(3,819,251)	(154,213)
U.S. Treasury Fund	—	—

As of February 28, 2015, certain RIC Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2015, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The RIC Funds’ capital loss carryforwards are as follows:

	Short-Term ($)						Long- Term ($)

Fund Name	Expiration Date 2/29/2016	Expiration Date 2/28/2017	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date	Total Short- Term ($)	No Expiration Date
Asset Allocation Bond Fund	—	—	—	—	—	—	—
Benchmark-Free Bond Fund	—	—	—	—	—	—	—
Core Plus Bond Fund	(33,008,915)	(74,050,257)	(17,147,333)	(138,723)	—	(124,345,228)	(5,203,693)
Currency Hedged International Bond Fund	—	—	(2,196,538)	—	—	(2,196,538)	—
Debt Opportunities Fund	—	—	—	—	(105,177)	(105,177)	(122,796,483)
Emerging Country Debt Fund	—	(14,758,581)	—	(66,474,254)	(26,953,741)	(108,186,576)	(81,758,375)
Global Bond Fund	—	(4,412,277)	(2,543,074)	(1,398,524)	—	(8,353,875)	(1,877,310)
International Bond Fund	(507,910)	(11,621,655)	(4,431,029)	(4,162,554)	—	(20,723,148)	—
U.S. Treasury Fund	—	—	—	—	—	—	—

145

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August 31, 2015 (Unaudited)

As of August 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	2,672,179,366	63,651,986	(192,531,140)	(128,879,154)
Benchmark-Free Bond Fund	8,729,870	114,528	(438,569)	(324,041)
Core Plus Bond Fund	290,799,672	1,669,210	(23,323,200)	(21,653,990)
Currency Hedged International Bond Fund	74,707,018	—	(5,839,275)	(5,839,275)
Debt Opportunities Fund	1,818,419,565	31,540,361	(65,198,873)	(33,658,512)
Emerging Country Debt Fund	4,085,499,795	181,638,934	(301,268,354)	(119,629,420)
Global Bond Fund	45,199,998	340,272	(4,448,728)	(4,108,456)
International Bond Fund	4,897,994	2,919	(110,970)	(108,051)
U.S. Treasury Fund	3,815,614,940	224,906	(462,834)	(237,928)
World Opportunity Overlay Fund	71,013,010	1,602,464	(3,903,706)	(2,301,242)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior

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August 31, 2015 (Unaudited)

to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2015, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Benchmark-Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Purchase Premium	—	—	—	—	0.40%	0.50%	—	—	—	—
Redemption Fee	—	—	—	—	0.40%	0.50%	—	—	—	—

Other matters

Emerging Country Debt Fund

In December 2005, Emerging County Debt Fund (“ECDF”) entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by ECDF. A judgment was awarded in ECDF’s favor on September 24, 2007; however, ECDF’s ability to collect on this judgment remains uncertain, and ECDF is not able to transfer or sell the judgment without court consent. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for then performing Argentina bonds. The eligible portion of ECDF’s judgment was tendered in the debt exchange and ECDF received new bonds in June 2010. In October 2014, ECDF filed supplemental claims requesting additional relief with respect

147

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August 31, 2015 (Unaudited)

to its existing judgment. The remaining portion of ECDF’s judgment, which continues to be valued by reference to a broker quote and adjusted by a discount for liquidity and other considerations, represented 0.9% of the net assets of ECDF as of August 31, 2015.

Recently-issued accounting guidance

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for annual financial statements with fiscal years beginning on or after December 15, 2014. GMO is evaluating the impact, if any, of this guidance on the Funds’ financial statements.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Benchmark-Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Market Risk – Equities	X	X	X	X	X		X	X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X	X	X	X	X		X
Credit Risk	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X		X
Smaller Company Risk	X	X	X	X	X		X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X		X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X		X
Currency Risk	X	X	X	X	X	X	X	X		X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X		X
Counterparty Risk	X	X	X	X	X	X	X	X		X
Commodities Risk	X	X
Merger Arbitrage Risk	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X		X

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August 31, 2015 (Unaudited)

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

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Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk” below.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

A Fund’s investments in asset-backed securities are exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees payable to service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also may affect the rights of holders of those underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

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The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Debt Opportunities Fund, which has invested a substantial portion of its assets in asset-backed securities, and for each Fund that has invested a substantial portion of its assets in Debt Opportunities Fund.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and could increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings,

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during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result,

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incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund

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may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gain, which, when distributed, is taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically

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unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

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Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk

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also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” above for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended “naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value

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of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, in the case of Funds that are regulated investment companies for U.S. federal income tax purposes, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential

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Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in Underlying Funds, including other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies are exposed to the risk that the Underlying Funds will not perform as expected. The Funds are also indirectly exposed to all of the risks of an investment in the Underlying Funds.

Because a Fund bears the fees and expenses of any Underlying Fund in which it invests (absent reimbursement of those fees and expenses), the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments through one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds (except U.S. Treasury Fund) are not diversified investment companies within the meaning of the 1940 Act. In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political or other conditions.

The Funds (other than U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

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The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Debt Opportunities Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of Debt Opportunities Fund and U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than Debt Opportunities Fund and U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Benchmark- Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	World Opportunity Overlay Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X	X		X	X	X
Futures contracts
Adjust interest rate exposure	X	X	X	X	X		X	X
Maintain the diversity and liquidity of the portfolio	X	X	X	X	X		X	X
Options (Purchased)
Adjust currency exchange rate risk	X	X	X	X			X	X	X
Adjust exposure to foreign currencies	X	X	X	X			X	X	X
Adjust interest rate exposure	X	X	X	X			X	X	X
Achieve exposure to a reference entity’s credit					X
Adjust exposure to equity markets	X
Options (Written)
Adjust currency exchange rate risk	X	X	X	X			X	X
Adjust exposure to foreign currencies	X	X	X	X			X	X
Adjust interest rate exposure	X	X	X	X			X	X	X
Achieve exposure to a reference entity’s credit					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit						X
Swap contracts
Achieve exposure to a reference entity’s credit					X	X
Adjust interest rate exposure	X	X	X	X	X	X	X	X	X
Provide a measure of protection against default loss					X	X
Adjust exposure to foreign currencies	X	X	X	X		X	X	X	X
Adjust for inflation	X	X	X	X			X	X	X
Rights and/or warrants
Achieve exposure to a reference commodity						X

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Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

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For the period ended August 31, 2015, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Asset Allocation Bond Fund
Outstanding, beginning of period	79,886,000	—	$1,727,220	12,540,489,431	—	$196,276,235
Options written	2,779,770,000	—	105,978,841	5,611,907,400	—	211,476,308
Options bought back	(2,430,536,875)	—	(97,277,898)	(12,948,752,306)	—	(230,381,817)
Options expired	—	—	—	(422,706,000)	—	(5,946,858)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	429,119,125	—	$10,428,163	4,780,938,525	—	$171,423,868

Benchmark-Free Bond Fund
Outstanding, beginning of period	104,000	—	$2,248	13,945,000	—	$253,701
Options written	3,218,000	—	129,001	6,570,000	—	241,948
Options bought back	(2,822,375)	—	(118,975)	(13,608,375)	—	(254,663)
Options expired	—	—	—	(533,000)	—	(7,507)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	499,625	—	$12,274	6,373,625	—	$233,479

Core Plus Bond Fund
Outstanding, beginning of period	1,019,000	—	$22,032	263,395,920	—	$2,895,787
Options written	27,775,000	—	977,128	53,695,000	—	1,880,459
Options bought back	(24,856,625)	—	(930,734)	(245,778,545)	—	(2,098,747)
Options expired	—	—	—	(6,831,000)	—	(89,807)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	3,937,375	—	$68,426	64,481,375	—	$2,587,692

Currency Hedged International Bond Fund
Outstanding, beginning of period	302,000	—	$6,530	78,076,074	—	$858,477
Options written	8,340,000	—	293,644	16,041,000	—	558,894
Options bought back	(7,466,125)	—	(279,709)	(72,877,199)	—	(623,127)
Options expired	—	—	—	(2,056,000)	—	(27,030)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	1,175,875	—	$20,465	19,183,875	—	$767,214

Debt Opportunities Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	27,000,000	—	33,750	—	—	—
Options bought back	(13,500,000)	—	(17,550)	—	—	—
Options expired	(13,500,000)	—	(16,200)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

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	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Global Bond Fund
Outstanding, beginning of period	197,000	—	$4,259	51,061,982	—	$560,100
Options written	6,117,000	—	204,576	11,705,000	—	396,260
Options bought back	(5,552,500)	—	(195,600)	(48,963,982)	—	(439,495)
Options expired	—	—	—	(1,337,000)	—	(17,578)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	761,500	—	$13,235	12,466,000	—	$499,287

International Bond Fund
Outstanding, beginning of period	185,000	—	$4,000	47,788,780	—	$525,114
Options written	4,878,000	—	171,271	9,445,000	—	330,002
Options bought back	(5,063,000)	—	(175,271)	(57,233,780)	—	(855,116)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

World Opportunity Overlay Fund
Outstanding, beginning of period	—	—	$—	37,832,000	—	$1,109,864
Options written	—	—	—	(18,742,000)	—	(612,276)
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	19,090,000	—	$497,588

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

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Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated

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with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Additionally, Emerging Country Debt Fund owns warrants linked to the price of oil. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2015 and the Statements of Operations for the period ended August 31, 2015^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Assets:
Investments, at value (purchased options)	$—	$79,055,535	$40,708,557	$—	$215,813,595	$—	$335,577,687
Unrealized Appreciation on Forward Currency Contracts	—	—	234,695,656	—	—	—	234,695,656
Unrealized Appreciation on Futures Contracts*	—	10,980,372	—	—	—	—	10,980,372
Unrealized Appreciation on Swap Contracts*	—	—	—	1,225,975	392,905,301	—	394,131,276

Total	$—	$90,035,907	$275,404,213	$1,225,975	$608,718,896	$—	$975,384,991

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$90,035,907	$275,404,213	$1,225,975	$608,718,896	$—	$975,384,991

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(171,928,521)	$—	$—	$—	$(171,928,521)
Written Options, at value	—	—	(32,004,767)	—	(123,672,221)	—	(155,676,988)
Unrealized Depreciation on Swap Contracts*	—	(5,716,970)**	—	(3,836,195)	(465,895,593)	—	(475,448,758)

Total	$—	$(5,716,970)	$(203,933,288)	$(3,836,195)	$(589,567,814)	$—	$(803,054,267)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(5,716,970)	$(203,933,288)	$(3,836,195)	$(589,567,814)	$—	$(803,054,267)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$51,332,473	$—	$(102,526,757)	$—	$(51,194,284)
Forward Currency Contracts	—	—	(16,887,667)	—	—	—	(16,887,667)
Futures Contracts	—	—	—	—	(39,426,500)	—	(39,426,500)
Written Options	—	—	29,262,286	—	(131,751,671)	—	(102,489,385)
Swap Contracts	—	—	—	(4,963,151)	(67,834,651)	—	(72,797,802)

Total	$—	$—	$63,707,092	$(4,963,151)	$(341,539,579)	$—	$(282,795,638)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$(21,547,024)	$(51,332,297)	$—	$105,507,752	$—	$32,628,431
Forward Currency Contracts	—	—	16,609,944	—	—	—	16,609,944
Futures Contracts	—	—	—	—	5,065,507	—	5,065,507
Written Options	—	—	(21,952,985)	—	25,740,593	—	3,787,608
Swap Contracts	—	(8,880,161)	—	(1,005,410)	(171,524,307)	—	(181,409,878)

Total	$—	$(30,427,185)	$(56,675,338)	$(1,005,410)	$(35,210,455)	$—	$(123,318,388)

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$88,768	$—	$394,285	$—	$483,053
Unrealized Appreciation on Forward Currency Contracts	—	—	353,328	—	—	—	353,328
Unrealized Appreciation on Swap Contracts*	—	—	—	2,763	612,272	—	615,035

Total	$—	$—	$442,096	$2,763	$1,006,557	$—	$1,451,416

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$442,096	$2,763	$1,006,557	$—	$1,451,416

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(250,294)	$—	$—	$—	$(250,294)
Written Options, at value	—	—	(56,661)	—	(161,052)	—	(217,713)
Unrealized Depreciation on Swap Contracts*	—	—	—	(9,664)	(641,421)	—	(651,085)

Total	$—	$—	$(306,955)	$(9,664)	$(802,473)	$—	$(1,119,092)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(306,955)	$(9,664)	$(802,473)	$—	$(1,119,092)

Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$68,451	$—	$(167,082)	$—	$(98,631)
Forward Currency Contracts	—	—	353,330	—	—	—	353,330
Futures Contracts	—	—	—	(37,221)	—	—	(37,221)
Written Options	—	—	37,913	—	(173,212)	—	(135,299)
Swap Contracts	—	—	—	(237,392)	—	—	(237,392)

Total	$—	$—	$459,694	$(274,613)	$(340,294)	$—	$(155,213)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(116,669)	$—	$152,548	$—	$35,879
Forward Currency Contracts	—	—	42,940	—	—	—	42,940
Futures Contracts	—	—	—	—	(7,240)	—	(7,240)
Written Options	—	—	(33,352)	—	33,300	—	(52)
Swap Contracts	—	—	—	(4,787)	(162,923)	—	(167,710)

Total	$—	$—	$(107,081)	$(4,787)	$15,685	$—	$(96,183)

Core Plus Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$941,386	$—	$3,656,531	$—	$4,597,917
Unrealized Appreciation on Forward Currency Contracts	—	—	3,320,784	—	—	—	3,320,784
Unrealized Appreciation on Futures Contracts*	—	—	—	—	329	—	329
Unrealized Appreciation on Swap Contracts*	—	—	—	15,929	7,691,642	—	7,707,571

Total	$—	$—	$4,262,170	$15,929	$11,348,502	$—	$15,626,601

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$4,262,170	$15,929	$11,348,502	$—	$15,626,601

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund (continued)
Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(2,663,594)	$—	$—	$—	$(2,663,594)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(7,881)	—	(7,881)
Written Options, at value	—	—	(552,884)	—	(1,875,877)	—	(2,428,761)
Unrealized Depreciation on Swap Contracts*	—	—	—	(22,338)	(7,690,439)	—	(7,712,777)

Total	$—	$—	$(3,216,478)	$(22,338)	$(9,574,197)	$—	$(12,813,013)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(3,216,478)	$(22,338)	$(9,574,197)	$—	$(12,813,013)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$1,042,284	$—	$(2,161,613)	$—	$(1,119,329)
Forward Currency Contracts	—	—	(569,597)	—	—	—	(569,597)
Futures Contracts	—	—	—	—	(483,291)	—	(483,291)
Written Options	—	—	405,337	—	(1,006,647)	—	(601,310)
Swap Contracts	—	—	—	—	(5,294,113)	—	(5,294,113)

Total	$—	$—	$878,024	$—	$(8,945,664)	$—	$(8,067,640)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$1,482,885	$—	$(1,057,420)	$—	$425,465
Forward Currency Contracts	—	—	(79,849)	—	—	—	(79,849)
Futures Contracts	—	—	—	—	(126,357)	—	(126,357)
Written Options	—	—	(317,272)	—	170,689	—	(146,583)
Swap Contracts	—	—	—	(4,190)	1,835,043	—	1,830,853

Total	$—	$—	$1,085,764	$(4,190)	$821,955	$—	$1,903,529

Currency Hedged International Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$281,068	$—	$1,084,619	$—	$1,365,687
Unrealized Appreciation on Forward Currency Contracts	—	—	1,013,684	—	—	—	1,013,684
Unrealized Appreciation on Futures Contracts*	—	—	—	—	65,680	—	65,680
Unrealized Appreciation on Swap Contracts*	—	—	—	4,379	1,461,076	—	1,465,455

Total	$—	$—	$1,294,752	$4,379	$2,611,375	$—	$3,910,506

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$1,294,752	$4,379	$2,611,375	$—	$3,910,506

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(940,101)	$—	$—	$—	$(940,101)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(37,563)	—	(37,563)
Written Options, at value	—	—	(165,052)	—	(556,366)	—	(721,418)
Unrealized Depreciation on Swap Contracts*	—	—	—	(6,184)	(1,741,510)	—	(1,747,694)

Total	$—	$—	$(1,105,153)	$(6,184)	$(2,335,439)	$—	$(3,446,776)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(1,105,153)	$(6,184)	$(2,335,439)	$—	$(3,446,776)

168

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Bond Fund (continued)
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$307,179	$—	$(645,868)	$—	$(338,689)
Forward Currency Contracts	—	—	640,930	—	—	—	640,930
Futures Contracts	—	—	—	—	(589,916)	—	(589,916)
Written Options	—	—	119,856	—	(299,700)	—	(179,844)
Swap Contracts	—	—	—	—	123,698	—	123,698

Total	$—	$—	$1,067,965	$—	$(1,411,786)	$—	$(343,821)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(314,105)	$—	$439,262	$—	$125,157
Forward Currency Contracts	—	—	(862,262)	—	—	—	(862,262)
Futures Contracts	—	—	—	—	(154,120)	—	(154,120)
Written Options	—	—	(93,749)	—	49,350	—	(44,399)
Swap Contracts	—	—	—	(1,188)	(1,005,272)	—	(1,006,460)

Total	$—	$—	$(1,270,116)	$(1,188)	$(670,780)	$—	$(1,942,084)

Debt Opportunities Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$13,891	$—	$—	$—	$13,891
Unrealized Appreciation on Swap Contracts*	5,989,814	—	—	—	805,138	—	6,794,952

Total	$5,989,814	$—	$13,891	$—	$805,138	$—	$6,808,843

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$5,989,814	$—	$13,891	$—	$805,138	$—	$6,808,843

Liabilities:
Unrealized Depreciation on Swap Contracts*	$(15,378,209)	$—	$—	$—	$(412,495)	$—	$(15,790,704)

Total	$(15,378,209)	$—	$—	$—	$(412,495)	$—	$(15,790,704)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(15,378,209)	$—	$—	$—	$(412,495)	$—	$(15,790,704)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$(32,012)	$—	$(32,012)
Forward Currency Contracts	—	—	24,260	—	—	—	24,260
Futures Contracts	—	—	—	—	(1,069,070)	—	(1,069,070)
Written Options	—	—	—	—	25,650	—	25,650
Swap Contracts	(81,859)	—	—	—	(219,513)	—	(301,372)

Total	$(81,859)	$—	$24,260	$—	$(1,294,945)	$—	$(1,352,544)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$130,238	$—	$130,238
Forward Currency Contracts	—	—	13,891	—	—	—	13,891
Futures Contracts	—	—	—	—	(218,726)	—	(218,726)
Swap Contracts	1,562,623	—	—	—	199,850	—	1,762,473

Total	$1,562,623	$—	$13,891	$—	$111,362	$—	$1,687,876

169

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Country Debt Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$—	$32,906,248	$32,906,248
Unrealized Appreciation on Swap Contracts*	47,198,953	—	—	—	826,455	—	48,025,408
Options	382,398	—	—	—	—	—	382,398

Total	$47,581,351	$—	$—	$—	$826,455	$32,906,248	$81,314,054

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$32,906,248	$32,906,248

Total subject to Master Agreements	$47,581,351	$—	$—	$—	$826,455	$—	$48,407,806

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(766,167)	$—	$—	$—	$(766,167)
Unrealized Depreciation on Swap Contracts	(103,605,012)	—	—	—	(2,317,506)	—	(105,922,518)
Options	(4,171,411)	—	—	—	—	—	(4,171,411)

Total	$(107,776,423)	$—	$(766,167)	$—	$(2,317,506)	$—	$(110,860,096)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(107,776,423)	$—	$(766,167)	$—	$(2,317,506)	$—	$(110,860,096)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$4,664,752	$—	$—	$—	$4,664,752
Swap Contracts	5,295,668	—	—	—	362,685	—	5,658,353

Total	$5,295,668	$—	$4,664,752	$—	$362,685	$—	$10,323,105

Change in Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$—	$—	$—	$(11,051,605)	$(11,051,605)
Forward Currency Contracts	—	—	(4,701,112)	—	—	—	(4,701,112)
Swap Contracts	(3,293,321)	—	—	—	11,185,179	—	7,891,858
Options	(1,105,209)	—	—	—	—	—	(1,105,209)

Total	$(4,398,530)	$—	$(4,701,112)	$—	$11,185,179	$(11,051,605)	$(8,966,068)

Global Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$182,738	$—	$704,519	$—	$887,257
Unrealized Appreciation on Forward Currency Contracts	—	—	941,111	—	—	—	941,111
Unrealized Appreciation on Futures Contracts*	—	—	—	—	72,683	—	72,683
Unrealized Appreciation on Swap Contracts*	—	—	—	2,988	946,240	—	949,228

Total	$—	$—	$1,123,849	$2,988	$1,723,442	$—	$2,850,279

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$1,123,849	$2,988	$1,723,442	$—	$2,850,279

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(802,749)	$—	$—	$—	$(802,749)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(12,996)	—	(12,996)
Written Options, at value	—	—	(107,016)	—	(362,179)	—	(469,195)
Unrealized Depreciation on Swap Contracts*	—	—	—	(3,797)	(1,148,346)	—	(1,152,143)

Total	$—	$—	$(909,765)	$(3,797)	$(1,523,521)	$—	$(2,437,083)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(909,765)	$(3,797)	$(1,523,521)	$—	$(2,437,083)

170

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Global Bond Fund (continued)
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$204,987	$—	$(417,584)	$—	$(212,597)
Forward Currency Contracts	—	—	(303,584)	—	—	—	(303,584)
Futures Contracts	—	—	—	—	(334,048)	—	(334,048)
Written Options	—	—	78,481	—	(194,583)	—	(116,102)
Swap Contracts	—	—	—	—	220,757	—	220,757

Total	$—	$—	$(20,116)	$—	$(725,458)	$—	$(745,574)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(206,060)	$—	$286,248	$—	$80,188
Forward Currency Contracts	—	—	68,769	—	—	—	68,769
Futures Contracts	—	—	—	—	(1,727)	—	(1,727)
Written Options	—	—	(61,254)	—	31,990	—	(29,264)
Swap Contracts	—	—	—	(850)	(800,699)	—	(801,549)

Total	$—	$—	$(198,545)	$(850)	$(484,188)	$—	$(683,583)

International Bond Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$761,727	$—	$—	$—	$761,727
Unrealized Appreciation on Futures Contracts*	—	—	—	—	15,991	—	15,991
Unrealized Appreciation on Swap Contracts*	—	—	—	—	2,648	—	2,648

Total	$—	$—	$761,727	$—	$18,639	$—	$780,366

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$761,727	$—	$18,639	$—	$780,366

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(657,190)	$—	$—	$—	$(657,190)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(6,386)	—	(6,386)
Unrealized Depreciation on Swap Contracts*	—	—	—	—	(6,783)	—	(6,783)

Total	$—	$—	$(657,190)	$—	$(13,169)	$—	$(670,359)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(657,190)	$—	$(13,169)	$—	$(670,359)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$157,356	$—	$(93,051)	$—	$64,305
Forward Currency Contracts	—	—	(433,252)	—	—	—	(433,252)
Futures Contracts	—	—	—	—	(212,356)	—	(212,356)
Written Options	—	—	13,789	—	(141,523)	—	(127,734)
Swap Contracts	—	—	—	97	(674,182)	—	(674,085)

Total	$—	$—	$(262,107)	$97	$(1,121,112)	$—	$(1,383,122)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(2,154)	$—	$234,218	$—	$232,064
Forward Currency Contracts	—	—	54,157	—	—	—	54,157
Futures Contracts	—	—	—	—	(77,157)	—	(77,157)
Written options	—	—	(24,062)	—	(44,698)	—	(68,760)
Swap Contracts	—	—	—	300	(378,079)	—	(377,779)

Total	$—	$—	$27,941	$300	$(265,716)	$—	$(237,475)

171

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
World Opportunity Overlay Fund
Assets:
Unrealized Appreciation on Swap Contracts*	$—	$—	$—	$164,190	$1,917,208	$—	$2,081,398

Total	$—	$—	$—	$164,190	$1,917,208	$—	$2,081,398

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$164,190	$1,917,208	$—	$2,081,398

Liabilities:
Written Options, at value	$—	$—	$—	$—	$(299,071)	$—	$(299,071)
Unrealized Depreciation on Swap Contracts*	—	—	—	(520,299)	(3,250,895)	—	(3,771,194)

Total	$—	$—	$—	$(520,299)	$(3,549,966)	$—	$(4,070,265)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$(520,299)	$(3,549,966)	$—	$(4,070,265)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$(1,356,350)	$—	$(1,177,789)	$—	$(2,534,139)
Written Options	—	—	—	—	(649,885)	—	(649,885)
Swap Contracts	—	—	—	—	(783,847)	—	(783,847)

Total	$—	$—	$(1,356,350)	$—	$(2,611,521)	$—	$(3,967,871)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$2,790,085	$—	$2,790,085
Written Options	—	—	—	—	23,767	—	23,767
Swap Contracts	—	—	—	(237,688)	2,082,863	—	1,845,175

Total	$—	$—	$—	$(237,688)	$4,896,715	$—	$4,659,027

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.
**	Risk is the correlation between equity risk and foreign currency risk.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized amounts in the tables below. For more information about other uncertainties and risks, see “Investment and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and

172

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August 31, 2015 (Unaudited)

Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2015, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2015:

Asset Allocation Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$204,782	$(177,000)	$—	$27,782
Barclays Bank plc	7,411,002	(6,690,000)	—	721,002
Deutsche Bank AG	8,948,344	(1,160,000)	(5,452,379)	2,335,965
Goldman Sachs International	283,979,408	(97,700,000)	(165,366,177)	20,913,231
JPMorgan Chase Bank, N.A.	181,938,061	(29,720,000)	(121,286,987)	30,931,074
Morgan Stanley & Co. International PLC	109,273,142	(27,098,000)	(61,235,872)	20,939,270

Total	$591,754,739	$(162,545,000)	$(353,341,415)	$75,868,324

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Deutsche Bank AG	$5,452,379	$—	$5,452,379	$—
Goldman Sachs International	165,366,177	—	165,366,177	—
JPMorgan Chase Bank, N.A.	121,286,987	—	121,286,987	—
Morgan Stanley & Co. International PLC	61,235,872	—	61,235,872	—

Total	$353,341,415	$—	$353,341,415	$—

Benchmark-Free Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank plc	$13,341	$—	$—	$13,341
Deutsche Bank AG	454	—	454	—
Goldman Sachs International	354,519	—	(214,737)	139,782
JPMorgan Chase Bank, N.A.	293,189	—	(174,882)	118,307
Morgan Stanley & Co. International PLC	160,600	—	(80,790)	79,810

Total	$822,103	$—	$(469,955)	$351,240

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$93	$—	$—	$93
Deutsche Bank AG	674	—	(454)	220
Goldman Sachs International	214,737	—	214,737	—
JPMorgan Chase Bank, N.A.	174,882	—	174,882	—
Morgan Stanley & Co. International PLC	80,790	—	80,790	—

Total	$471,176	$—	$469,955	$313

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August 31, 2015 (Unaudited)

Core Plus Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank plc	$199,155	$—	$199,155	$—
Deutsche Bank AG	127,515	—	127,515	—
Goldman Sachs International	4,381,154	(601,357)	(2,998,755)	781,042
JPMorgan Chase Bank, N.A.	2,555,866	—	(1,808,553)	747,313
Morgan Stanley & Co. International PLC	1,248,463	—	(654,070)	594,393

Total	$8,512,153	$(601,357)	$(5,134,708)	$2,122,748

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$2,547	$—	$—	$2,547
Barclays Bank PLC	407,322	—	(199,155)	208,167
Deutsche Bank AG	133,270	—	(127,515)	5,755
Goldman Sachs International	2,998,755	—	2,998,755	—
JPMorgan Chase Bank, N.A.	1,808,553	—	1,808,553	—
Morgan Stanley & Co. International PLC	654,070	—	654,070	—

Total	$6,004,517	$—	$5,134,708	$216,469

Currency Hedged International Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,514	$—	$1,514	$—
Barclays Bank plc	55,382	—	—	55,382
Deutsche Bank AG	187,958	—	(71,537)	116,421
Goldman Sachs International	1,211,091	—	(962,344)	248,747
JPMorgan Chase Bank, N.A.	728,651	—	(535,828)	192,823
Morgan Stanley & Co. International PLC	367,992	—	(210,988)	157,004

Total	$2,552,588	$—	$(1,779,183)	$770,377

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$14,495	$—	$(1,514)	$12,981
Deutsche Bank AG	71,537	—	71,537	—
Goldman Sachs International	962,344	—	962,344	—
JPMorgan Chase Bank, N.A.	535,828	—	535,828	—
Morgan Stanley & Co. International PLC	210,988	—	210,988	—

Total	$1,795,192	$—	$1,779,183	$12,981

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August 31, 2015 (Unaudited)

Debt Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$366,614	$—	$—	$366,614
Credit Suisse International	1,442,544	—	1,442,544	—
Deutsche Bank AG	729,222	—	729,222	—
Goldman Sachs International	755,444	(425,873)	(329,571)	—	*
JPMorgan Chase Bank, N.A.	685,571	(382,366)	(303,205)	—	*
Morgan Stanley & Co. International PLC	2,024,310	—	2,024,310	—

Total	$6,003,705	$(808,239)	$3,563,300	$366,614

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Credit Suisse International	$3,594,636	$(1,089,489)	$(1,442,544)	$1,062,603
Deutsche Bank AG	2,228,333	(1,408,339)	(729,222)	90,772
Goldman Sachs International	329,571	—	329,571	—
JPMorgan Chase Bank, N.A.	303,205	—	303,205	—
Morgan Stanley & Co. International PLC	8,922,464	(6,796,811)	(2,024,310)	101,343

Total	$15,378,209	$(9,294,639)	$(3,563,300)	$1,254,718

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Citibank N.A.	$656,262	$(81,642)	$(574,620)	$—	*
Deutsche Bank AG	38,669,746	—	38,669,746	—
Goldman Sachs International	2,409,491	—	2,409,491	—
JPMorgan Chase Bank, N.A.	5,845,852	—	5,845,852	—

Total	$47,581,351	$(81,642)	$46,350,469	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$81,864	$(81,864)	$—	$—	*
Barclays Bank plc	568,328	(468,555)	—	99,773
Citibank N.A.	574,620	—	574,620	—
Deutsche Bank AG	56,323,024	(17,653,278)	(38,669,746)	—	*
Goldman Sachs International	9,529,258	(7,119,767)	(2,409,491)	—	*
JPMorgan Chase Bank, N.A.	43,678,524	(37,832,672)	(5,845,852)	—	*
Morgan Stanley & Co. International PLC	104,478	(100,953)	—	3,525

Total	$110,860,096	$(63,257,089)	$(46,350,469)	$103,298

175

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Global Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$2,468	$—	$—	$2,468
Barclays Bank plc	255,665	—	(159,169)	96,496
Deutsche Bank AG	30,224	—	(19,753)	10,471
Goldman Sachs International	968,672	(114,441)	(660,878)	193,353
JPMorgan Chase Bank, N.A.	435,708	—	(352,642)	83,066
Morgan Stanley & Co. International PLC	240,543	—	(160,623)	79,920

Total	$1,933,280	$(114,441)	$(1,353,065)	$465,774

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$159,169	$—	$159,169	$—
Deutsche Bank AG	19,753	—	19,753	—
Goldman Sachs International	660,878	—	660,878	—
JPMorgan Chase Bank, N.A.	352,642	—	352,642	—
Morgan Stanley & Co. International PLC	160,623	—	160,623	—

Total	$1,353,065	$—	$1,353,065	$—

International Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$2,372	$—	$—	$2,372
Barclays Bank plc	136,717	—	(90,893)	45,824
Deutsche Bank AG	10,281	—	(9,259)	1,022
Goldman Sachs International	326,334	—	(291,667)	34,667
JPMorgan Chase Bank, N.A.	282,995	—	(242,367)	40,628
Morgan Stanley & Co. International PLC	3,028	—	3,028	—

Total	$761,727	$—	$(631,158)	$124,513

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$90,893	$—	$90,893	$—
Deutsche Bank AG	9,259	—	9,259	—
Goldman Sachs International	291,667	—	291,667	—
JPMorgan Chase Bank, N.A.	242,367	—	242,367	—
Morgan Stanley & Co. International PLC	23,004	—	(3,028)	19,976

Total	$657,190	$—	$631,158	$19,976

176

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

World Opportunity Overlay Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$164,190	$—	$164,190	$—

Total	$164,190	$—	$164,190	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$819,370	$(95,000)	$(164,190)	$560,180

Total	$819,370	$(95,000)	$(164,190)	$560,180

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2015.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Principal)	Options (Contracts)	Rights and/or Warrants ($)
Asset Allocation Bond Fund	15,867,811,791	413,322,912	48,499,288,429	25,230,340,915	178,200	—
Benchmark-Free Bond Fund	20,060,406	389,776	64,550,037	32,872,291	—	—
Core Plus Bond Fund	236,318,909	11,915,497	1,233,983,285	355,343,753	—	—
Currency Hedged International Bond Fund	124,743,731	21,644,508	278,494,004	105,820,871	—	—
Debt Opportunities Fund	914,122	21,155,947	811,769,187	24,148,333	—	—
Emerging Country Debt Fund	217,869,628	—	1,624,280,702	390,000,000	—	35,189,532
Global Bond Fund	77,065,470	21,841,237	183,637,136	68,922,995	—	—
International Bond Fund	71,201,657	8,632,745	90,370,166	37,794,824	—	—
World Opportunity Overlay Fund	—	—	135,786,778	26,106,627	—	—

177

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund except World Opportunity Overlay Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Benchmark-Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Management Fee	0.25%	0.50%	0.25%	0.25%	0.25%	0.35%	0.19%	0.25%*	0.08% (currently 0.08% waived)	—

*	Effective August 28, 2015, GMO has voluntarily agreed to waive 0.10% of the Fund’s management fee.

In addition for certain Funds, each class of shares pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV		Class V	Class VI
Asset Allocation Bond Fund	0.15%					0.055%
Benchmark-Free Bond Fund	0.15%		0.10%	*	0.085%*	0.055%	*
Core Plus Bond Fund	0.15%		0.10%
Currency Hedged International Bond Fund	0.15%
Debt Opportunities Fund	0.15%	*				0.055%
Emerging Country Debt Fund	0.15%		0.10%
Global Bond Fund	0.15%
International Bond Fund	0.15%

*	Class is offered but has no shareholders as of August 31, 2015.

For each Fund other than Global Bond Fund, Benchmark-Free Bond Fund and Emerging Country Debt Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Global Bond Fund and Benchmark-Free Bond Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.06% and 0.05%, respectively, of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

178

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplement support agreement.

In addition to the contractual waivers and reimbursements described above, GMO has voluntarily agreed to waive U.S. Treasury Fund’s entire management fee. GMO may change or terminate this waiver at any time.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2015 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	28,152	3,128
Benchmark-Free Bond Fund	43	5
Core Plus Bond Fund	1,288	184
Currency Hedged International Bond Fund	368	—
Debt Opportunities Fund	10,120	1,104
Emerging Country Debt Fund	21,896	2,392
Global Bond Fund	184	—
International Bond Fund	184	—
U.S. Treasury Fund	13,702	1,472
World Opportunity Overlay Fund	920	184

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2015, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expense
Asset Allocation Bond Fund	<0.001%	0.000%	0.000%	<0.001%
Benchmark-Free Bond Fund	0.077%	0.019%	0.000%	0.096%
Core Plus Bond Fund	0.046%	0.010%	0.000%	0.056%
Currency Hedged International Bond Fund	0.032%	0.007%	0.000%	0.039%
Debt Opportunities Fund	<0.001%	0.000%	0.000%	<0.001%
Emerging Country Debt Fund	0.001%	<0.001%	0.000%	0.001%
Global Bond Fund	0.034%	0.008%	0.000%	0.042%
International Bond Fund	0.024%	0.005%	0.000%	0.029%
U.S. Treasury Fund	0.000%	0.000%	0.000%	0.000%
World Opportunity Overlay Fund	0.000%	0.000%	0.000%	0.000%

179

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2015 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	898,208,187	2,022,694,799	434,658,882	2,020,128,313
Benchmark-Free Bond Fund	—	1,438,719	—	998,417
Core Plus Bond Fund	—	113,500,958	—	25,316,543
Currency Hedged International Bond Fund	—	31,084,796	—	28,218,267
Debt Opportunities Fund	—	474,161,451	—	345,666,315
Emerging Country Debt Fund	81,037,500	635,712,645	—	354,441,769
Global Bond Fund	—	16,129,381	—	17,177,076
International Bond Fund	—	16,083,007	—	49,440,910
U.S. Treasury Fund	—	—	—	—
World Opportunity Overlay Fund	—	—	11,893,750	7,107,693

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2015

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Asset Allocation Bond Fund	2	*	69.69%	—	99.99%
Benchmark-Free Bond Fund	2		90.45%	35.32%	—
Core Plus Bond Fund	4		87.45%	<0.01%	19.97%
Currency Hedged International Bond Fund	1		93.71%	—	93.71%
Debt Opportunities Fund	3	**	74.78%	1.47%	97.46%
Emerging Country Debt Fund	1	*	23.80%	0.05%	48.65%
Global Bond Fund	3		72.86%	—	—
International Bond Fund	2		81.74%	8.38%	—
U.S. Treasury Fund	3	**	51.11%	0.09%	97.18%
World Opportunity Overlay Fund	3	**	94.06%	—	100.00%

*	One of the shareholders is another fund of the Trust.
**	Two of the shareholders are other funds of the Trust.

180

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	1,251,277	$31,244,990	13,170,551	$338,623,932
Shares issued to shareholders in reinvestment of distributions	1,170,894	26,485,630	430,983	10,758,399
Shares repurchased	(3,033,724)	(70,904,356)	(8,209,233)	(207,521,005)

Net increase (decrease)	(611,553)	$(13,173,736)	5,392,301	$141,861,326

Class VI:
Shares sold	10,978,161	$274,553,203	98,229,989	$2,487,032,010
Shares issued to shareholders in reinvestment of distributions	12,325,878	279,304,399	8,235,829	205,835,539
Shares repurchased	(102,858,482)	(2,343,621,459)	(46,050,450)	(1,180,905,031)

Net increase (decrease)	(79,554,443)	$(1,789,763,857)	60,415,368	$1,511,962,518

Benchmark-Free Bond Fund
Class III:
Shares sold	3,426	$88,760	357,231	$8,934,767
Shares issued to shareholders in reinvestment of distributions	13,296	307,407	1,604	40,022
Shares repurchased	(6,977)	(160,779)	—	—

Net increase (decrease)	9,745	$235,388	358,835	$8,974,789

Core Plus Bond Fund
Class III:
Shares sold	876,814	$6,602,413	4,130	$32,050
Shares issued to shareholders in reinvestment of distributions	50,178	359,773	4,151	31,555
Shares repurchased	(86,867)	(630,868)	—	—

Net increase (decrease)	840,125	$6,331,318	8,281	$63,605

Class IV:
Shares sold	4,911,976	$35,366,229	258,846	$1,985,944
Shares issued to shareholders in reinvestment of distributions	1,276,672	9,179,274	1,033,506	7,877,190
Shares repurchased	(198,332)	(1,420,402)	(2,534,324)	(19,411,215)

Net increase (decrease)	5,990,316	$43,125,101	(1,241,972)	$(9,548,081)

Currency Hedged International Bond Fund
Class III:
Shares sold	51,246	$473,000	—	$—
Shares issued to shareholders in reinvestment of distributions	686,182	5,839,410	348,240	3,297,830
Shares repurchased	(2,564)	(23,073)	(1,153,526)	(11,201,517)

Net increase (decrease)	734,864	$6,289,337	(805,286)	$(7,903,687)

181

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Six Months Ended August 31, 2015 (Unaudited)				Year Ended February 28, 2015

	Shares		Amount		Shares	Amount
Debt Opportunities Fund
Class VI:
Shares sold	2,537,220	(a)	$63,087,224	(a)	20,066,816 *	$494,690,857
Shares issued to shareholders in reinvestment of distributions	414,332		10,283,723		1,104,851 *	27,256,663
Shares repurchased	(4,727,109	)(a)	(117,638,522	)(a)	(36,128,288)*	(893,753,236)
Purchase premium fees	—		18,574		—	239,334
Redemption fees	—		217,597		—	1,831,767

Net increase (decrease)	(1,775,557)		$(44,031,404)		(14,956,621)*	$(369,734,615)

Emerging Country Debt Fund
Class III:
Shares sold	19,482,493	(b)	$184,609,555	(b)	50,562,907	$496,774,141
Shares issued to shareholders in reinvestment of distributions	1,851,497		17,052,292		6,428,017	61,281,242
Shares repurchased	(4,061,749	)(b)	(38,136,749	)(b)	(37,995,031)	(358,260,256)
Purchase premiums	—		222,224		—	1,264,288
Redemption fees	—		216,956		—	335,268

Net increase (decrease)	17,272,241		$163,964,278		18,995,893	$201,394,683

Class IV:
Shares sold	7,690,541		$72,358,415		114,608,649	$1,099,102,833
Shares issued to shareholders in reinvestment of distributions	6,798,311		62,544,464		19,070,371	182,563,376
Shares repurchased	(24,811,617)		(228,211,290)		(42,205,751)	(426,135,712)
Purchase premiums	—		866,664		—	4,332,961
Redemption fees	—		803,412		—	1,152,239

Net increase (decrease)	(10,322,765)		$(91,638,335)		91,473,269	$861,015,697

Global Bond Fund
Class III:
Shares sold	269,525		$2,266,471		382,667	$3,312,777
Shares issued to shareholders in reinvestment of distributions	—		—		15,270	134,377
Shares repurchased	(997,653)		(8,397,673)		(11,410,003)	(100,459,483)

Net increase (decrease)	(728,128)		$(6,131,202)		(11,012,066)	$(97,012,329)

International Bond Fund
Class III:
Shares sold	—		$—		6,801	$47,558
Shares repurchased	(5,453,053)		(35,987,570)		(2,100,054)	(15,651,518)

Net increase (decrease)	(5,453,053)		$(35,987,570)		(2,093,253)	$(15,603,960)

U.S. Treasury Fund
Core Class:
Shares sold	363,885,943		$9,097,148,567		435,438,373	$10,885,959,327
Shares issued to shareholders in reinvestment of distributions	40,827		1,020,688		38,453	961,343
Shares repurchased	(300,904,470)		(7,522,611,760)		(422,115,942)	(10,552,898,555)

Net increase (decrease)	63,022,300		$1,575,557,495		13,360,884	$334,022,115

World Opportunity Overlay Fund
Core Class:
Shares repurchased	(2,556,944)		$(38,778,550)		(13,894,596)	$(376,185,803)

Net increase (decrease)	(2,556,944)		$(38,778,550)		(13,894,596)	$(376,185,803)

(a)	907,139 shares and $22,542,400 were purchased in-kind and redeemed in-kind.
(b)	2,832,882 shares and $26,147,504 were purchased in-kind and redeemed in-kind.
*	Shares were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.

182

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended August 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$205,200,022	$1,003,139,378	$1,130,000,000	$125,194	$14,185	$—	$78,339,401

Benchmark-Free Bond Fund
GMO Debt Opportunities Fund, Class VI	$479,137	$2,875	$—	$2,875	$—	$—	$482,787
GMO Emerging Country Debt Fund, Class IV	1,421,742	31,719	—	31,719	—	—	1,396,127

Totals	$1,900,879	$34,594	$—	$34,594	$—	$—	$1,878,914

Core Plus Bond Fund
GMO Debt Opportunities Fund, Class VI	$23,095,439	$4,208,263	$—	$138,573	$—	$—	$27,320,749
GMO Emerging Country Debt Fund, Class IV	11,151,254	2,857,898	—	248,786	—	—	13,523,112
GMO U.S. Treasury Fund	23,331,920	88,981,001	9,000,000	22,837	1,802	—	103,312,921
GMO World Opportunity Overlay Fund	46,286,352	—	3,706,664	—	—	18,516,379	24,575,000

Totals	$103,864,965	$96,047,162	$12,706,664	$410,196	$1,802	$18,516,379	$168,731,782

Currency Hedged International Bond Fund
GMO Debt Opportunities Fund, Class VI	$3,276,775	$—	$500,000	$16,651	$—	$—	$2,779,648
GMO Emerging Country Debt Fund, Class IV	3,308,535	—	—	73,813	—	—	3,175,914
GMO U.S. Treasury Fund	107,222	19,400,000	11,707,222	2,477	221	—	7,800,000
GMO World Opportunity Overlay Fund	13,783,104	—	1,044,486	—	—	5,513,789	7,378,916

Totals	$20,475,636	$19,400,000	$13,251,708	$92,941	$221	$5,513,789	$21,134,478

Debt Opportunities Fund
GMO U.S. Treasury Fund	$44,831,828	$40,000,000	$—	$25,012	$2,715	$—	$84,831,828

Emerging Country Debt Fund
GMO Debt Opportunities Fund, Class VI	$14,086,690	$—	$—	$84,520	$—	$—	$14,109,411
GMO U.S. Treasury Fund	36,008,143	40,000,000	14,000,000	22,515	2,432	—	62,008,142
GMO World Opportunity Overlay Fund	38,643,941	—	22,898,430	—	—	15,459,111	—

Totals	$88,738,774	$40,000,000	$36,898,430	$107,035	$2,432	$15,459,111	$76,117,553

Global Bond Fund
GMO Debt Opportunities Fund, Class VI	$1,946,091	$—	$—	$11,677	$—	$—	$1,949,230
GMO Emerging Country Debt Fund, Class IV	2,070,417	—	—	46,191	—	—	1,987,426
GMO U.S. Treasury Fund	1,426,178	11,410,000	9,841,178	970	85	—	2,995,000
GMO World Opportunity Overlay Fund	9,174,842	—	1,401,743	—	—	3,670,301	4,184,917

Totals	$14,617,528	$11,410,000	$11,242,921	$58,838	$85	$3,670,301	$11,116,573

183

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
International Bond Fund
GMO Debt Opportunities Fund, Class VI	$1,499,425	$—	$1,503,338	$—	$—	$—	$—
GMO Emerging Country Debt Fund, Class IV	1,863,627	—	1,885,562	—	—	—	—
GMO U.S. Treasury Fund	1,013,594	12,064,000	12,407,594	459	—	—	670,000
GMO World Opportunity Overlay Fund	8,660,765	—	5,211,893	—	—	3,464,650	—

Totals	$13,037,411	$12,064,000	$21,008,387	$459	$—	$3,464,650	$670,000

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through August 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

11.	Subsequent events

The Board of Trustees of GMO Trust approved the termination of GMO International Bond Fund and the Fund liquidated on September 30, 2015.

184

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2015 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

185

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Bond Fund

Approval of renewal of management agreement for GMO Benchmark-Free Bond Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

186

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Core Plus Bond Fund

Approval of renewal of management agreement for GMO Core Plus Bond Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members

187

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Currency Hedged International Bond Fund

Approval of renewal of management agreement for GMO Currency Hedged International Bond Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

188

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Debt Opportunities Fund

Approval of renewal of management agreement for GMO Debt Opportunities Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members

189

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee structure.

190

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Bond Fund

Approval of renewal of management agreement for GMO Global Bond Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in

191

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Bond Fund

Approval of renewal of management agreement for GMO International Bond Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder

192

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management agreement. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees

193

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO World Opportunity Overlay Fund

Approval of renewal of management agreement for GMO World Opportunity Overlay Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing and supplemental support agreement.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the

194

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent and quality of services expected to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

195

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2015 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2015.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2015 through August 31, 2015.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid* During the Period	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid* During the Period	Annualized Expense Ratio
GMO Asset Allocation Bond Fund
Class III	$1,000.00	$913.00	$2.07	$1,000.00	$1,022.97	$2.19	0.43%
Class VI	$1,000.00	$913.50	$1.59	$1,000.00	$1,023.48	$1.68	0.33%
GMO Benchmark-Free Bond Fund
Class III	$1,000.00	$924.70	$4.02	$1,000.00	$1,020.96	$4.22	0.83%
GMO Core Plus Bond Fund
Class III	$1,000.00	$962.00	$2.12	$1,000.00	$1,022.98	$2.19	0.43%
Class IV	$1,000.00	$962.30	$1.87	$1,000.00	$1,023.23	$1.93	0.38%
GMO Currency Hedged International Bond Fund
Class III	$1,000.00	$952.80	$2.11	$1,000.00	$1,022.97	$2.19	0.43%
GMO Debt Opportunities Fund
Class VI	$1,000.00	$1,007.60	$1.56	$1,000.00	$1,023.58	$1.58	0.31%
GMO Emerging Country Debt Fund
Class III	$1,000.00	$981.80	$2.65	$1,000.00	$1,022.46	$2.70	0.53%
Class IV	$1,000.00	$982.00	$2.40	$1,000.00	$1,022.72	$2.45	0.48%
GMO Global Bond Fund
Class III	$1,000.00	$961.90	$2.12	$1,000.00	$1,022.98	$2.19	0.43%
GMO International Bond Fund
Class III	$1,000.00	$941.00	$2.20	$1,000.00	$1,022.87	$2.29	0.45%
GMO U.S. Treasury Fund
Core Shares	$1,000.00	$1,000.40	$0.00	$1,000.00	$1,025.14	$0.00	0.00%
GMO World Opportunity Overlay Fund
Core Shares	$1,000.00	$1,023.30	$0.15	$1,000.00	$1,024.99	$0.15	0.03%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2015, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

196

GMO Trust

Semiannual Report

August 31, 2015

Foreign Fund

Foreign Small Companies Fund

Global Focused Equity Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Foreign Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	102.9%
Mutual Funds	2.9
Short-Term Investments	0.5
Preferred Stocks	0.3
Forward Currency Contracts	(0.0)^
Other	(6.6)

100.0%

Country Summary**	% of Investments
Japan	22.3%
United Kingdom	22.0
France	13.4
Switzerland	9.4
Italy	6.7
Germany	6.6
Australia	2.8
South Korea	2.2
Other Developed***	2.2
Spain	2.1
Sweden	1.8
Netherlands	1.5
Belgium	1.4
Hong Kong	1.4
China	1.3
Taiwan	1.2
Mexico	1.0
Other Emerging****	0.7

100.0%

Industry Group Summary	% of Equity Investments*****
Banks	16.1%
Telecommunication Services	12.5
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Insurance	8.1
Technology Hardware & Equipment	5.9
Capital Goods	5.5
Utilities	5.2
Automobiles & Components	5.1
Food, Beverage & Tobacco	4.9
Diversified Financials	4.9
Real Estate	3.5
Energy	3.5
Media	3.0
Retailing	2.8
Transportation	2.1
Consumer Durables & Apparel	1.5
Software & Services	1.5
Semiconductors & Semiconductor Equipment	1.2
Commercial & Professional Services	1.1
Materials	1.0
Consumer Services	0.8
Household & Personal Products	0.7

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

1

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 102.9%

	Australia — 2.9%
513,363	Asciano Group	3,097,565
986,979	Scentre Group (REIT)	2,673,444

	Total Australia	5,771,009

	Belgium — 1.4%
26,342	Anheuser-Busch InBev NV	2,873,088

	China — 1.4%
231,142	China Mobile Ltd	2,829,052

	Finland — 0.8%
267,830	Nokia Oyj	1,680,357

	France — 13.8%
37,008	Accor SA	1,752,314
727,264	Alcatel-Lucent *	2,437,039
58,647	Altran Technologies SA	656,023
30,523	Arkema SA	2,150,142
31,874	AtoS SE	2,414,644
47,446	BNP Paribas	2,988,652
76,355	Cie de Saint-Gobain	3,504,464
21,993	Cie Generale des Etablissements Michelin – Class B	2,123,646
26,065	Nexity SA	1,164,516
115,254	Peugeot SA *	1,981,434
60,208	SCOR SE	2,119,192
84,948	Technicolor SA (Registered)	629,523
32,566	Technip SA	1,773,203
31,202	Teleperformance	2,193,578

	Total France	27,888,370

	Germany — 6.8%
30,744	Allianz SE (Registered)	4,898,531
215,187	Deutsche Telekom AG (Registered)	3,670,775
253,200	E.ON AG	2,861,373
4,059	Software AG	111,877
229,922	Telefonica Deutschland Holding AG	1,393,918
18,321	Wincor Nixdorf AG	777,604

	Total Germany	13,714,078

	Hong Kong — 1.5%
100,572	CK Hutchison Holdings Ltd	1,338,238
195,488	Power Assets Holdings Ltd	1,684,004

	Total Hong Kong	3,022,242

	India — 0.7%
161,554	ICICI Bank Ltd Sponsored ADR	1,408,751

Shares	Description	Value ($)
	Israel — 0.9%
366,200	Bank Hapoalim BM	1,857,309

	Italy — 6.9%
129,705	Assicurazioni Generali SPA	2,372,215
2,174,114	Banca Popolare di Milano Scarl	2,297,900
141,720	ENI SPA	2,339,221
707,071	Mediaset SPA	3,379,992
2,894,891	Telecom Italia SPA *	3,513,355

	Total Italy	13,902,683

	Japan — 23.0%
903,915	Aozora Bank Ltd	3,299,977
53,163	Bridgestone Corp	1,777,644
90,883	Brother Industries Ltd	1,236,150
12,836	Daito Trust Construction Co Ltd	1,402,146
387,532	Hitachi Ltd	2,172,888
184,078	Isuzu Motors Ltd	2,085,264
63,540	K’s Holdings Corp	2,024,364
148,669	KDDI Corp.	3,689,054
1,285,644	Mitsubishi UFJ Financial Group Inc	8,480,340
167,849	Nippon Telegraph & Telephone Corp	6,402,123
443,105	Nippon Electric Glass Co Ltd	1,951,625
393,237	Resona Holdings Inc	1,982,034
202,078	Sumitomo Mitsui Financial Group Inc	8,248,110
45,638	Tokio Marine Holdings Inc	1,826,934

	Total Japan	46,578,653

	Mexico — 1.1%
693,732	Mexico Real Estate Management SA de CV *	946,692
617,642	PLA Administradora Industrial S de RL de CV *	1,168,169

	Total Mexico	2,114,861

	Netherlands — 1.5%
199,609	ING Groep NV	3,058,496

	Portugal — 0.5%
100,760	Galp Energia SGPS SA	1,063,139

	South Korea — 2.0%
17,122	Hyundai Motor Co	2,154,866
2,127	Samsung Electronics Co Ltd	1,957,207

	Total South Korea	4,112,073

	Spain — 2.2%
112,529	Endesa SA	2,324,610
301,595	Iberdrola SA	2,039,415

	Total Spain	4,364,025

2	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Sweden — 1.9%
68,144	Investor AB – B Shares	2,449,583
48,544	Svenska Cellulosa AB – Class B	1,380,707

	Total Sweden	3,830,290

	Switzerland — 9.7%
11,638	Baloise Holding AG (Registered)	1,423,312
45,775	Credit Suisse Group AG (Registered) *	1,232,148
34,000	Roche Holding AG (Non Voting)	9,255,631
166,806	UBS Group AG	3,450,489
15,604	Zurich Insurance Group AG *	4,284,288

	Total Switzerland	19,645,868

	Taiwan — 1.2%
636,379	Taiwan Semiconductor Manufacturing Co Ltd	2,476,029

	United Kingdom — 22.7%
157,139	AstraZeneca Plc	9,803,764
35,306	Berkeley Group Holdings Plc (Unit Shares)	1,810,423
62,334	British American Tobacco Plc	3,300,738
52,622	Euromoney Institutional Investor Plc	813,130
320,493	Howden Joinery Group Plc	2,350,703
84,659	Imperial Tobacco Group Plc	4,074,970
131,439	Inchcape Plc	1,462,936
164,957	Informa Plc	1,455,072
208,487	John Wood Group Plc	2,031,160
629,880	Melrose Industries Plc	2,560,503
142,414	National Grid Plc	1,876,395
181,783	Royal Mail Plc	1,285,255
89,920	Schroders Plc (Non Voting)	3,072,768
460,719	Taylor Wimpey Plc	1,411,966
94,471	Travis Perkins Plc	2,946,400
270,337	Tyman Plc	1,187,327
1,316,879	Vodafone Group Plc	4,534,595

	Total United Kingdom	45,978,105

	TOTAL COMMON STOCKS (COST $214,890,654)	208,168,478

	PREFERRED STOCKS — 0.3%

	South Korea — 0.3%
6,626	Hyundai Motor Co	559,461

	TOTAL PREFERRED STOCKS (COST $1,003,030)	559,461

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 2.9%

		United States — 2.9%
		Affiliated Issuers
	236,779	GMO U.S. Treasury Fund	5,919,464

		TOTAL MUTUAL FUNDS (COST $5,919,464)	5,919,464

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
AUD	109,887	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 1.05%, due 09/01/15	78,201
JPY	3,896,480	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/15	32,140
USD	848,015	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/01/15	848,015

		TOTAL SHORT-TERM INVESTMENTS (COST $958,356)	958,356

		TOTAL INVESTMENTS — 106.6% (Cost $222,771,504)	215,605,759
		Other Assets and Liabilities (net) — (6.6%)	(13,351,605)

		TOTAL NET ASSETS — 100.0%	$202,254,154

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/26/2015	DB	EUR	8,315,391	USD	9,295,983	$(42,986)
10/26/2015	DB	USD	7,659,629	EUR	6,810,920	(10,322)

						$(53,308)

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 11.

See accompanying notes to the financial statements.	3

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.3%
Mutual Funds	3.2
Preferred Stocks	1.0
Investment Funds	0.7
Short-Term Investments	0.7
Other	0.1
Forward Currency Contracts	(0.0)^

100.0%

Country Summary**	% of Investments
United Kingdom	22.0%
Japan	21.5
France	16.1
Italy	7.3
Australia	6.0
Germany	5.5
Switzerland	4.9
Canada	4.1
Other Developed***	2.8
Sweden	2.4
Brazil	1.5
Mexico	1.4
India	1.2
Israel	1.1
Netherlands	1.1
Other Emerging****	1.1

100.0%

Industry Group Summary	% of Equity Investments*****
Capital Goods	11.5%
Real Estate	9.5
Automobiles & Components	9.3
Materials	8.5
Media	7.1
Banks	6.5
Diversified Financials	5.5
Retailing	5.5
Commercial & Professional Services	5.3
Insurance	4.9
Software & Services	4.0
Technology Hardware & Equipment	3.5
Consumer Durables & Apparel	3.4
Energy	3.3
Telecommunication Services	2.9
Transportation	2.0
Consumer Services	1.5
Health Care Equipment & Services	1.4
Pharmaceuticals, Biotechnology & Life Sciences	1.3
Food, Beverage & Tobacco	1.3
Household & Personal Products	1.0
Utilities	0.8

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

4

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.3%

	Australia — 5.7%
2,225,013	Asciano Group	13,425,437
3,356,077	Downer EDI Ltd	8,653,200
5,651,328	Federation Centres Ltd (REIT)	11,360,604
4,647,999	Incitec Pivot Ltd	11,587,615
7,668,635	Nine Entertainment Co Holdings Ltd	9,039,698
3,358,348	Tox Free Solutions Ltd	6,455,519

	Total Australia	60,522,073

	Belgium — 0.5%
268,201	Mobistar SA *	5,577,338

	Brazil — 0.3%
1,000,000	FPC Par Corretora de Seguros SA *	3,609,392

	Canada — 3.9%
728,000	Canyon Services Group Inc	3,126,482
6,270,400	Capstone Mining Corp *	2,955,038
300,100	Dorel Industries Inc – Class B	8,081,896
387,600	Genworth MI Canada Inc	8,979,970
172,300	Karnalyte Resources Inc * (a)	83,819
965,800	Precision Drilling Corp	4,654,281
947,000	Superior Plus Corp	8,263,576
1,303,800	Western Energy Services Corp	5,470,489

	Total Canada	41,615,551

	France — 15.4%
228,197	Accor SA	10,805,037
46,751	Alten SA	2,223,529
1,214,447	Altran Technologies SA	13,584,749
155,545	Arkema SA	10,957,111
162,986	AtoS SE	12,347,154
90,556	Cie Generale des Etablissements Michelin – Class B	8,744,095
721,981	Coface SA	6,814,157
107,026	Euler Hermes Group	11,027,902
240,711	Faurecia	8,655,013
331,618	Nexity SA	14,815,829
465,771	Rexel SA	7,135,209
161,226	SA des Ciments Vicat	10,837,869
247,169	SCOR SE	8,699,817
111,030	Sopra Group SA	11,693,319
1,586,138	Technicolor	11,754,360
192,115	Teleperformance	13,506,163

	Total France	163,601,313

	Germany — 5.3%
774,090	Grand City Properties SA	13,664,092
562,439	SAF-Holland SA	7,963,401
31,700	Software AG	873,739

Shares	Description	Value ($)
	Germany — continued
859,015	TAG Immobilien AG	9,822,304
2,822,091	Telefonica Deutschland Holding AG	17,109,125
151,888	Wincor Nixdorf AG	6,446,634

	Total Germany	55,879,295

	Hong Kong — 0.6%
5,407,910	HKT Trust	6,267,364

	India — 1.1%
1,649,577	Dewan Housing Finance Corp Ltd	11,438,045

	Ireland — 0.5%
68,006	Kerry Group Plc – Class A	5,064,841

	Israel — 1.0%
5,771,109	Israel Discount Bank Ltd – Class A *	10,686,143

	Italy — 7.0%
1,812,609	Amplifon SPA	14,522,870
509,975	Autogrill SPA *	4,406,722
11,536,022	Banca Popolare di Milano Scarl	12,192,840
271,503	Banco Popolare Scarl *	4,653,899
1,041,266	Cerved Information Solutions SPA *	8,569,203
3,464,053	Mediaset SPA	16,559,117
605,104	Mediobanca SPA	6,048,641
2,547,768	Piaggio & C SPA	7,204,501

	Total Italy	74,157,793

	Japan — 20.5%
1,841,000	Akebono Brake Industry Co Ltd	5,496,435
1,143,400	Anritsu Corp	7,605,929
323,000	Aoyama Trading Co Ltd	12,029,255
1,547,000	Calsonic Kansei Corp	10,794,715
297,700	Century Tokyo Leasing Corp	9,131,458
430,500	COMSYS Holdings Corp	5,344,186
139,100	Enplas Corp	4,929,147
251,700	Fuji Seal International Inc	8,584,097
586,500	Fuji Oil Co Ltd	8,112,129
1,416,000	GS Yuasa Corp	5,275,955
272,050	Izumi Co Ltd	11,646,726
1,331	Kenedix Office Investment Corp (REIT)	5,918,928
558,200	Komori Corp	6,348,683
1,436,500	Mitsubishi UFJ Lease & Finance Co Ltd	6,917,303
281,500	Nabtesco Corp	5,603,097
821,700	NHK Spring Co Ltd	7,923,626
433,000	Nippon Seiki Co Ltd	8,662,179
608,000	Nippon Shokubai Co Ltd	9,343,979
1,558,000	Nippon Soda Co Ltd	8,940,072
3,148,000	Nishi-Nippon City Bank Ltd (The)	8,721,791
6,735	Nomura Real Estate Master Fund Inc	7,267,533
1,361,000	Sanden Holdings Corp	5,077,041

See accompanying notes to the financial statements.	5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,034,300	Sanwa Holdings Corp	7,869,041
679,400	Sumitomo Rubber Industries Ltd	9,599,560
2,310,300	Takara Leben Co Ltd	10,533,527
206,100	TS Tech Co Ltd	5,512,964
858,000	Tsubakimoto Chain Co	6,594,276
421,000	Yokohama Rubber Co Ltd (The)	8,249,880

	Total Japan	218,033,512

	Mexico — 1.3%
4,759,906	Mexico Real Estate Management SA de CV *	6,495,540
4,094,400	PLA Administradora Industrial S de RL de CV *	7,743,894

	Total Mexico	14,239,434

	Netherlands — 1.1%
376,899	Aalberts Industries NV	11,691,683

	New Zealand — 0.4%
3,084,955	Air New Zealand Ltd	4,833,964

	Portugal — 0.7%
691,186	Galp Energia SGPS SA	7,292,843

	South Korea — 0.9%
1,036,406	DGB Financial Group Inc	9,107,443

	Sweden — 2.3%
893,796	Meda AB	13,685,943
372,561	Svenska Cellulosa AB – Class B	10,596,526

	Total Sweden	24,282,469

	Switzerland — 4.6%
63,613	Baloise Holding AG	7,779,789
14,018	Helvetia Patria Holding AG (Registered)	7,382,659
25,050	Kaba Holding AG – Class B (Registered)	16,557,133
509,403	Logitech International	6,756,120
46,910	Swiss Life Holding AG (Registered) *	10,979,011

	Total Switzerland	49,454,712

	Taiwan — 0.2%
1,968,795	Lite-On Technology Corp	1,804,160

	United Kingdom — 21.0%
285,574	Berkeley Group Holdings Plc (Unit Shares)	14,643,679
572,701	Diploma Plc	6,289,539
1,025,733	Essentra Plc	13,336,891
641,816	Euromoney Institutional Investor Plc	9,917,522
686,518	Great Portland Estates Plc (REIT)	8,658,806
1,845,630	Howden Joinery Group Plc	13,537,043
1,189,902	Inchcape Plc	13,243,788
1,619,684	Informa Plc	14,287,098

Shares	Description	Value ($)
	United Kingdom — continued
1,370,408	John Wood Group Plc	13,351,037
1,190,209	Jupiter Fund Management Plc	8,089,067
299,843	Keller Group Plc	4,492,043
3,060,332	Melrose Industries Plc	12,440,450
503,793	Pace Plc	2,632,818
2,335,694	RPS Group Plc	8,324,891
308,569	Schroders Plc (Non Voting)	10,544,496
1,979,186	Senior Plc	8,619,944
3,794,395	Taylor Wimpey Plc	11,628,683
1,985,202	Topps Tiles Plc	4,905,271
372,674	Travis Perkins Plc	11,623,111
2,807,777	Tyman Plc	12,331,829
2,612,206	Wilmington Plc	10,345,770
745,744	Xaar Plc	5,804,528
186,426	XP Power Ltd	4,526,306

	Total United Kingdom	223,574,610

	TOTAL COMMON STOCKS (COST $944,179,928)	1,002,733,978

	PREFERRED STOCKS — 1.0%

	Brazil — 1.0%
1,612,900	Gol Linhas Aereas Inteligentes SA *	1,850,100
1,914,300	Suzano Papel e Celulose SA	9,279,471

	Total Brazil	11,129,571

	TOTAL PREFERRED STOCKS (COST $14,725,044)	11,129,571

	INVESTMENT FUNDS — 0.7%

	Thailand — 0.7%
26,541,900	Jasmine Broadband Internet Infrastructure Fund	7,405,968

	TOTAL INVESTMENT FUNDS (COST $8,199,539)	7,405,968

	MUTUAL FUNDS — 3.2%

	United States — 3.2%
	Affiliated Issuers
1,360,372	GMO U.S. Treasury Fund	34,009,307

	TOTAL MUTUAL FUNDS (COST $34,009,307)	34,009,307

6	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.7%

		Time Deposits — 0.7%
AUD	429,945	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 1.05%, due 09/01/15	305,970
JPY	9,741,200	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 09/01/15	80,350
USD	1,220,276	Barclays (London) Time Deposit, 0.06%, due 09/01/15	1,220,276
NZD	48	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.05%, due 09/01/15	31
CAD	128,490	Royal Bank of Canada (Toronto) Time Deposit, 0.10%, due 09/01/15	97,666
USD	5,332,107	Sumitomo (Tokyo) Time Deposit, 0.06%, due 09/01/15	5,332,107

		Total Time Deposits	7,036,400

		TOTAL SHORT-TERM INVESTMENTS (COST $7,036,400)	7,036,400

		TOTAL INVESTMENTS — 99.9% (Cost $1,008,150,218)	1,062,315,224
		Other Assets and Liabilities (net) — 0.1%	965,073

		TOTAL NET ASSETS — 100.0%	$1,063,280,297

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/26/2015	DB	EUR	70,663,165	USD	78,996,119	$(365,295)
10/26/2015	DB	USD	16,597,241	EUR	14,758,219	(22,366)

						$(387,661)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The security is restricted as to resale.

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2015
Karnalyte Resources Inc	12/07/10	$1,471,626	0.01%	$83,819

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 11.

See accompanying notes to the financial statements.	7

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.3%
Mutual Funds	3.7
Short-Term Investments	0.4
Other	(0.4)

100.0%

Country Summary**	% of Equity Investments
United States	50.6%
United Kingdom	10.9
Japan	8.2
France	4.2
Italy	4.2
Germany	4.0
Australia	3.8
Canada	3.4
Mexico	2.6
Israel	2.1
China	1.8
Taiwan	1.6
South Korea	1.5
India	1.1

100.0%

Industry Group Summary	% of Equity Investments***
Banks	12.2%
Energy	10.4
Technology Hardware & Equipment	10.0
Transportation	9.1
Pharmaceuticals, Biotechnology & Life Sciences	8.7
Insurance	6.0
Telecommunication Services	6.0
Materials	5.4
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Diversified Financials	4.2
Capital Goods	4.2
Real Estate	2.6
Retailing	2.6
Software & Services	2.3
Automobiles & Components	2.1
Utilities	1.8
Commercial & Professional Services	1.7
Semiconductors & Semiconductor Equipment	1.6

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.
**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

8

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%

	Australia — 3.6%
33,453	Asciano LTD	201,851
85,591	Tox Free Solutions Ltd	164,526

	Total Australia	366,377

	Canada — 3.3%
10,300	Manulife Financial Corp	167,387
5,900	Suncor Energy Inc	167,098

	Total Canada	334,485

	China — 1.8%
14,500	China Mobile Ltd	177,472

	France — 4.0%
56,377	Alcatel-Lucent *	188,917
2,893	Atos	219,162

	Total France	408,079

	Germany — 3.8%
1,330	Allianz SE (Registered)	211,913
15,287	E.ON AG	172,756

	Total Germany	384,669

	India — 1.1%
12,500	ICICI Bank Ltd Sponsored ADR	109,000

	Israel — 2.0%
39,540	Bank Hapoalim BM	200,541

	Italy — 4.1%
11,434	Assicurazioni Generali SPA	209,120
164,560	Telecom Italia SPA *	199,716

	Total Italy	408,836

	Japan — 7.9%
26,000	Hitachi Ltd	145,782
35,700	Mitsubishi UFJ Financial Group Inc	235,484
37,900	Resona Holdings Inc	191,027
5,431	Sumitomo Mitsui Financial Group Inc	221,674

	Total Japan	793,967

	Mexico — 2.5%
89,675	Mexico Real Estate Management SA de CV *	122,374
70,300	PLA Administradora Industrial S de RL de CV *	132,961

	Total Mexico	255,335

	South Korea — 1.4%
158	Samsung Electronics Co Ltd	145,387

Shares	Description	Value ($)
	Taiwan — 1.5%
40,000	Taiwan Semiconductor Manufacturing Co Ltd	155,632

	United Kingdom — 10.5%
3,255	AstraZeneca Plc	203,077
71,878	Taylor Wimpey Plc	220,284
101,355	Topps Tiles Plc	250,440
43,326	Tyman Plc	190,289
58,661	Vodafone Group Plc	201,996

	Total United Kingdom	1,066,086

	United States — 48.8%
800	Allergan Plc *	242,992
5,368	American Airlines Group, Inc.	209,245
1,444	Anthem, Inc.	203,676
20,095	Ardmore Shipping Corp	225,466
2,765	Capital One Financial Corp.	214,979
29,648	Capital Product Partners LP	209,908
4,337	Citigroup, Inc.	231,943
5,404	Delta Air Lines, Inc.	236,587
10,858	EMC Corp.	270,038
6,824	General Motors Co.	200,899
5,883	ITT Corp.	220,083
9,700	KapStone Paper and Packaging Corp.	211,363
2,353	LyondellBasell Industries NV – Class A	200,899
1,991	Mallinckrodt Plc *	171,704
3,199	Medtronic Plc	231,256
5,217	Michael Kors Holdings Ltd *	226,731
5,024	National Oilwell Varco, Inc.	212,666
7,198	Pfizer, Inc.	231,919
2,600	Schlumberger Ltd.	201,162
14,605	Tronox Ltd – Class A	117,570
4,231	United Continental Holdings, Inc. *	241,040
4,600	Voya Financial, Inc.	198,168
2,696	Western Digital Corp.	220,964

	Total United States	4,931,258

	TOTAL COMMON STOCKS (COST $10,693,676)	9,737,124

	MUTUAL FUNDS — 3.7%

	United States — 3.7%
	Affiliated Issuers
15,097	GMO U.S. Treasury Fund	377,413

	TOTAL MUTUAL FUNDS (COST $377,413)	377,413

See accompanying notes to the financial statements.	9

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

	Par Value	Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposit — 0.4%
USD	41,098	Standard Chartered Bank Ltd (Hong Kong) Time Deposit, 0.06%, due 09/01/15	41,098

		TOTAL SHORT-TERM INVESTMENTS (COST $41,098)	41,098

		TOTAL INVESTMENTS — 100.4% (Cost $11,112,187)	10,155,635
		Other Assets and Liabilities (net) — (0.4%)	(41,228)

		TOTAL NET ASSETS — 100.0%	$10,114,407

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 11.

10	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2015

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

DB - Deutsche Bank AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

See accompanying notes to the financial statements.	11

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited)

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$209,686,295	$1,028,305,917	$9,778,222
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	5,919,464	34,009,307	377,413
Foreign currency, at value (Note 2)(c)	80,648	342,744	5,450
Receivable for investments sold	15,988	124,841	—
Dividends receivable	520,615	2,188,251	15,346
Foreign taxes receivable	153,049	348,946	2,513
Foreign capital gains tax refund receivable	10,581	3,281	—
Receivable for foreign currency sold	—	1,934	—
Due from broker (Note 2)	60,000	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	36,224	72,071	14,039
Miscellaneous receivable	605	2,602	11

Total assets	216,483,469	1,065,399,894	10,192,994

Liabilities:
Payable for investments purchased	355,577	797,841	11
Payable for Fund shares repurchased	13,500,000	—	—
Payable to affiliate for (Note 5):
Management fee	132,007	647,536	5,338
Shareholder service fee	37,534	106,502	1,334
Payable for foreign currency purchased	533	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	53,308	387,661	—
Payable to agents unaffiliated with GMO	31	124	—
Payable to Trustees and related expenses	600	1,470	5
Accrued expenses	149,725	178,463	71,899

Total liabilities	14,229,315	2,119,597	78,587

Net assets	$202,254,154	$1,063,280,297	$10,114,407

(a) Cost of investments – unaffiliated issuers:	$216,852,040	$974,140,911	$10,734,774
(b) Cost of investments – affiliated issuers:	$5,919,464	$34,009,307	$377,413
(c) Cost of foreign currency:	$80,869	$348,905	$5,658

12	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Net assets consist of:
Paid-in capital	$252,489,196	$975,749,117	$10,980,691
Accumulated undistributed net investment income	4,111,471	4,280,049	101,394
Accumulated net realized gain (loss)	(47,077,144)	29,554,829	(10,738)
Net unrealized appreciation (depreciation)	(7,269,369)	53,696,302	(956,940)

	$202,254,154	$1,063,280,297	$10,114,407

Net assets attributable to:
Class II shares	$77,784,607	$—	$—

Class III shares	$103,974,509	$321,751,075	$10,114,407

Class IV shares	$20,495,038	$741,529,222	$—

Shares outstanding:
Class II	6,547,175	—	—

Class III	8,695,610	21,583,016	505,764

Class IV	1,668,650	49,842,535	—

Net asset value per share:
Class II	$11.88	$—	$—

Class III	$11.96	$14.91	$20.00

Class IV	$12.28	$14.88	$—

See accompanying notes to the financial statements.	13

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2015 (Unaudited)

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$6,459,541	$18,375,064	$162,468
Dividends from affiliated issuers (Note 10)	3,150	14,206	55
Interest	33,703	1,105	92

Total investment income	6,496,394	18,390,375	162,615

Expenses:
Management fee (Note 5)	848,339	3,919,004	33,252
Shareholder service fee – Class II (Note 5)	106,089	—	—
Shareholder service fee – Class III (Note 5)	121,478	255,459	8,313
Shareholder service fee – Class IV (Note 5)	10,964	389,552	—
Audit and tax fees	47,538	51,679	37,844
Custodian and fund accounting agent fees	131,948	264,644	26,250
Legal fees	3,864	9,752	1,840
Registration fees	13,408	1,840	1,288
Transfer agent fees	26,281	19,442	13,585
Trustees fees and related expenses (Note 5)	1,656	5,888	40
Miscellaneous	7,208	28,085	4,234

Total expenses	1,318,773	4,945,345	126,646
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(222,119)	(355,733)	(83,199)

Net expenses	1,096,654	4,589,612	43,447

Net investment income (loss)	5,399,740	13,800,763	119,168

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,270,065	31,543,088	249,704
Realized gain distributions from affiliated issuers (Note 10)	333	1,216	1
Foreign currency, forward contracts and foreign currency related transactions	1,258,682	3,362,424	(1,353)

Net realized gain (loss)	6,529,080	34,906,728	248,352

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(14,807,922)	(74,030,004)	(1,429,602)
Foreign currency, forward contracts and foreign currency related transactions	(653,356)	(2,886,031)	(772)

Net unrealized gain (loss)	(15,461,278)	(76,916,035)	(1,430,374)

Net realized and unrealized gain (loss)	(8,932,198)	(42,009,307)	(1,182,022)

Net increase (decrease) in net assets resulting from operations	$(3,532,458)	$(28,208,544)	$(1,062,854)

(a) Withholding tax:	$444,185	$1,376,344	$9,447

14	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Foreign Fund		Foreign Small Companies Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,399,740	$7,947,359	$13,800,763	$14,183,633
Net realized gain (loss)	6,529,080	22,217,812	34,906,728	31,193,844
Change in net unrealized appreciation (depreciation)	(15,461,278)	(53,178,227)	(76,916,035)	(117,180,110)

Net increase (decrease) in net assets from operations	(3,532,458)	(23,013,056)	(28,208,544)	(71,802,633)

Distributions to shareholders from:
Net investment income
Class II	(373,036)	(4,189,621)	—	—
Class III	(690,849)	(5,769,597)	(243,711)	(3,190,129)
Class IV	(92,805)	(1,038,270)	(662,380)	(12,821,408)

Total distributions from net investment income	(1,156,690)	(10,997,488)	(906,091)	(16,011,537)

Net realized gains
Class II	—	(4,197,890)	—	—
Class III	—	(5,739,400)	—	(8,625,536)
Class IV	—	(744,620)	—	(33,651,150)

Total distributions from net realized gains	—	(10,681,910)	—	(42,276,686)

Net share transactions (Note 9):
Class II	(28,124,861)	(38,714,143)	—	—
Class III	(46,219,358)	(23,097,990)	(22,929,869)	144,740,345
Class IV	(4,007,438)	(38,345,928)	580,678	11,636,123

Increase (decrease) in net assets resulting from net share transactions	(78,351,657)	(100,158,061)	(22,349,191)	156,376,468

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	35,571	117,931
Class IV	—	—	80,475	448,040

Increase in net assets resulting from purchase premiums and redemption fees	—	—	116,046	565,971

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(78,351,657)	(100,158,061)	(22,233,145)	156,942,439

Total increase (decrease) in net assets	(83,040,805)	(144,850,515)	(51,347,780)	26,851,583

Net assets:
Beginning of period	285,294,959	430,145,474	1,114,628,077	1,087,776,494

End of period	$202,254,154	$285,294,959	$1,063,280,297	$1,114,628,077

Accumulated undistributed net investment income	$4,111,471	$—	$4,280,049	$—

Distributions in excess of net investment income	$—	$(131,579)	$—	$(8,614,623)

See accompanying notes to the financial statements.	15

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Focused Equity Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$119,168	$128,603
Net realized gain (loss)	248,352	(256,243)
Change in net unrealized appreciation (depreciation)	(1,430,374)	104,823

Net increase (decrease) in net assets from operations	(1,062,854)	(22,817)

Distributions to shareholders from:
Net investment income
Class III	(18,126)	(146,455)

Net realized gains
Class III	—	(1,526,500)

Net share transactions (Note 9):
Class III	(4,001)	1,319,318

Total increase (decrease) in net assets	(1,084,981)	(376,454)

Net assets:
Beginning of period	11,199,388	11,575,842

End of period	$10,114,407	$11,199,388

Accumulated undistributed net investment income	$101,394	$352

16	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN FUND

	Class II Shares												Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013		2012		2011				2015		2014		2013		2012		2011
Net asset value, beginning of period	$12.12		$13.58		$11.57		$11.21		$12.88		$11.07		$12.20		$13.66		$11.64		$11.27		$12.95		$11.13

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23		0.26		0.30		0.29		0.31		0.24		0.24		0.26		0.32		0.30		0.34		0.24
Net realized and unrealized gain (loss)	(0.42)		(0.93)		2.04		0.43		(1.43)		1.79		(0.43)		(0.92)		2.04		0.44		(1.47)		1.81

Total from investment operations	(0.19)		(0.67)		2.34		0.72		(1.12)		2.03		(0.19)		(0.66)		2.36		0.74		(1.13)		2.05

Less distributions to shareholders:
From net investment income	(0.05)		(0.39)		(0.33)		(0.36)		(0.55)		(0.22)		(0.05)		(0.40)		(0.34)		(0.37)		(0.55)		(0.23)
From net realized gains	—		(0.40)		—		—		—		—		—		(0.40)		—		—		—		—

Total distributions	(0.05)		(0.79)		(0.33)		(0.36)		(0.55)		(0.22)		(0.05)		(0.80)		(0.34)		(0.37)		(0.55)		(0.23)

Net asset value, end of period	$11.88		$12.12		$13.58		$11.57		$11.21		$12.88		$11.96		$12.20		$13.66		$11.64		$11.27		$12.95

Total Return(b)	(1.58	)%**	(4.75)%		20.39%		6.65%		(8.38)%		18.71%		(1.53	)%**	(4.64)%		20.42%		6.75%		(8.36)%		18.80%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,785		$108,343		$165,028		$217,052		$259,270		$417,685		$103,975		$152,047		$197,489		$222,262		$403,157		$1,440,952
Net expenses to average daily net assets	0.83	%*(c)	0.83	%(c)	0.83	%(c)(d)	0.84	%(c)(d)	0.82	%(d)	0.82	%(d)	0.76	%*(c)	0.76	%(c)	0.76	%(c)(d)	0.77	%(c)(d)	0.75	%(d)	0.75	%(d)
Net investment income (loss) to average daily net assets	3.62	%*	2.04%		2.37%		2.65%		2.71%		2.09%		3.79	%*	2.02%		2.53%		2.78%		2.89%		2.08%
Portfolio turnover rate	69	%**	113%		98%		91%		58%		55%		69	%**	113%		98%		91%		58%		55%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.16	%*	0.13%		0.11%		0.07%		0.07%		0.06%		0.16	%*	0.13%		0.12%		0.07%		0.08%		0.06%

	Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$12.53		$14.00		$11.92		$11.55		$13.25		$11.39

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.31		0.40		0.35		0.33		0.33		0.25
Net realized and unrealized gain (loss)	(0.50)		(1.07)		2.08		0.42		(1.46)		1.85

Total from investment operations	(0.19)		(0.67)		2.43		0.75		(1.13)		2.10

Less distributions to shareholders:
From net investment income	(0.06)		(0.40)		(0.35)		(0.38)		(0.57)		(0.24)
From net realized gains	—		(0.40)		—		—		—		—

Total distributions	(0.06)		(0.80)		(0.35)		(0.38)		(0.57)		(0.24)

Net asset value, end of period	$12.28		$12.53		$14.00		$11.92		$11.55		$13.25

Total Return(b)	(1.56	)%**	(4.59)%		20.54%		6.68%		(8.21)%		18.80%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,495		$24,905		$67,628		$88,992		$391,421		$833,582
Net expenses to average daily net assets	0.70	%*(c)	0.70	%(c)	0.70	%(c)(d)	0.70	%(c)(d)	0.69	%(d)	0.69	%(d)
Net investment income (loss) to average daily net assets	4.77	%*	2.96%		2.71%		3.02%		2.74%		2.10%
Portfolio turnover rate	69	%**	113%		98%		91%		58%		55%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.16	%*	0.13%		0.11%		0.07%		0.07%		0.06%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	17

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,								Period from August 12, 2009 through February 28, 2011
			2015		2014		2013		2012		2011				2015		2014		2013		2012
Net asset value, beginning of period	$15.31		$17.29		$14.40		$12.91		$14.22		$10.74		$15.28		$17.25		$14.37		$12.90		$14.20		$10.73

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.20		0.27		0.23		0.19		0.14		0.19		0.21		0.25		0.12		0.17		0.13
Net realized and unrealized gain (loss)	(0.58)		(1.34)		3.62		1.43		(1.27	)(b)	3.47		(0.58)		(1.34)		3.64		1.54		(1.23	)(b)	3.47

Total from investment operations	(0.39)		(1.14)		3.89		1.66		(1.08)		3.61		(0.39)		(1.13)		3.89		1.66		(1.06)		3.60

Less distributions to shareholders:
From net investment income	(0.01)		(0.23)		(0.48)		(0.17)		(0.23)		(0.13)		(0.01)		(0.23)		(0.49)		(0.19)		(0.24)		(0.13)
From net realized gains	—		(0.61)		(0.52)		—		—		—		—		(0.61)		(0.52)		—		—		—

Total distributions	(0.01)		(0.84)		(1.00)		(0.17)		(0.23)		(0.13)		(0.01)		(0.84)		(1.01)		(0.19)		(0.24)		(0.13)

Net asset value, end of period	$14.91		$15.31		$17.29		$14.40		$12.91		$14.22		$14.88		$15.28		$17.25		$14.37		$12.90		$14.20

Total Return(c)	(2.54	)%**	(6.34)%		27.54%		12.93%		(7.45)%		33.67%		(2.53	)%**	(6.25)%		27.61%		12.96%		(7.33)%		33.67%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$321,751		$353,778		$236,393		$314,389		$483,122		$398,648		$741,529		$760,850		$851,384		$471,628		$71,373		$147,131
Net expenses to average daily net assets	0.85	%*(d)	0.85	%(d)	0.86	%(d)(e)	0.85	%(d)(e)	0.86	%(e)	0.85	%(e)	0.80	%*(d)	0.80	%(d)	0.81	%(d)(e)	0.80	%(d)(e)	0.81	%(e)	0.80	%(e)
Net investment income (loss) to average daily net assets	2.43	%*	1.26%		1.73%		1.83%		1.43%		1.15%		2.48	%*	1.32%		1.56%		0.90%		1.34%		1.07%
Portfolio turnover rate	31	%**	58%		57%		56%		46%		61%		31	%**	58%		57%		56%		46%		61%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.07%		0.07%		0.09%		0.10%		0.14%		0.06	%*	0.07%		0.07%		0.10%		0.10%		0.14%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.01		$0.00	(f)	$0.02		$0.00	(f)	$0.01		$0.00	(f)	$0.01		$0.00	(f)	$0.01		$0.01		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL FOCUSED EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013		2012(a)
Net asset value, beginning of period	$22.14		$25.82		$23.67		$21.99		$20.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.24		0.27		0.26		0.31		0.03
Net realized and unrealized gain (loss)	(2.34)		(0.17)		6.19		1.90		1.96

Total from investment operations	(2.10)		0.10		6.45		2.21		1.99

Less distributions to shareholders:
From net investment income	(0.04)		(0.30)		(0.37)		(0.28)		—
From net realized gains	—		(3.48)		(3.93)		(0.25)		—

Total distributions	(0.04)		(3.78)		(4.30)		(0.53)		—

Net asset value, end of period	$20.00		$22.14		$25.82		$23.67		$21.99

Total Return(c)	(9.51	)%**	(0.14)%		28.89%		10.35%		9.95	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,114		$11,199		$11,576		$8,711		$4,634
Net expenses to average daily net assets	0.78	%*(e)	0.79	%(e)	0.78	%(d)(e)	0.83	%(e)	0.84	%*
Net investment income (loss) to average daily net assets	2.15	%*	1.14%		1.00%		1.42%		0.56	%*
Portfolio turnover rate	89	%**	85%		225%		103%		18	%††**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	1.50	%*	1.52%		1.75%		2.38%		8.66	%*
(a)	Period from December 1, 2011 (commencement of operations) through February 29, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from December 1, 2011 through February 29, 2012.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO Trust Funds

Notes to Financial Statements

August 31, 2015 (Unaudited)

1.	Organization

Each of Foreign Fund, Foreign Small Companies Fund, and Global Focused Equity Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Foreign Fund	MSCI EAFE Index	Total return in excess of benchmark
Foreign Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark
Global Focused Equity Fund	Not Applicable	Total return

Foreign Small Companies Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. OTC derivatives are generally valued at the price determined by an industry standard model. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2015, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

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“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or short position.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2015 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service (Net)
Foreign Fund	101%
Foreign Small Companies Fund	90%
Global Focused Equity Fund	41%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2015, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price;

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third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Foreign Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$5,771,009	$—	$5,771,009
Belgium	—	2,873,088	—	2,873,088
China	—	2,829,052	—	2,829,052
Finland	—	1,680,357	—	1,680,357
France	—	27,888,370	—	27,888,370
Germany	—	13,714,078	—	13,714,078
Hong Kong	—	3,022,242	—	3,022,242
India	1,408,751	—	—	1,408,751
Israel	—	1,857,309	—	1,857,309
Italy	—	13,902,683	—	13,902,683
Japan	—	46,578,653	—	46,578,653
Mexico	2,114,861	—	—	2,114,861
Netherlands	—	3,058,496	—	3,058,496
Portugal	—	1,063,139	—	1,063,139
South Korea	—	4,112,073	—	4,112,073
Spain	—	4,364,025	—	4,364,025
Sweden	—	3,830,290	—	3,830,290
Switzerland	—	19,645,868	—	19,645,868
Taiwan	—	2,476,029	—	2,476,029
United Kingdom	—	45,978,105	—	45,978,105

TOTAL COMMON STOCKS	3,523,612	204,644,866	—	208,168,478

Preferred Stocks
South Korea	—	559,461	—	559,461

TOTAL PREFERRED STOCKS	—	559,461	—	559,461

Mutual Funds
United States	5,919,464	—	—	5,919,464

TOTAL MUTUAL FUNDS	5,919,464	—	—	5,919,464

Total Short-Term Investments	958,356	—	—	958,356

Total Investments	10,401,432	205,204,327	—	215,605,759

Total	$10,401,432	$205,204,327	$—	$215,605,759

Liability Valuation Inputs
Derivatives*
Forward Contracts
Foreign Currency Risk	$—	$(53,308)	$—	$(53,308)

Total	$—	$(53,308)	$—	$(53,308)

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Description	Level 1	Level 2	Level 3	Total
Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$60,522,073	$—	$60,522,073
Belgium	—	5,577,338	—	5,577,338
Brazil	—	3,609,392	—	3,609,392
Canada	41,615,551	—	—	41,615,551
France	—	163,601,313	—	163,601,313
Germany	—	55,879,295	—	55,879,295
Hong Kong	—	6,267,364	—	6,267,364
India	—	11,438,045	—	11,438,045
Ireland	—	5,064,841	—	5,064,841
Israel	—	10,686,143	—	10,686,143
Italy	—	74,157,793	—	74,157,793
Japan	—	218,033,512	—	218,033,512
Mexico	14,239,434	—	—	14,239,434
Netherlands	—	11,691,683	—	11,691,683
New Zealand	—	4,833,964	—	4,833,964
Portugal	—	7,292,843	—	7,292,843
South Korea	—	9,107,443	—	9,107,443
Sweden	—	24,282,469	—	24,282,469
Switzerland	—	49,454,712	—	49,454,712
Taiwan	—	1,804,160	—	1,804,160
United Kingdom	—	223,574,610	—	223,574,610

TOTAL COMMON STOCKS	55,854,985	946,878,993	—	1,002,733,978

Preferred Stocks
Brazil	—	11,129,571	—	11,129,571

TOTAL PREFERRED STOCKS	—	11,129,571	—	11,129,571

Investment Funds
Thailand	—	7,405,968	—	7,405,968

TOTAL INVESTMENT FUNDS	—	7,405,968	—	7,405,968

Mutual Funds
United States	34,009,307	—	—	34,009,307

TOTAL MUTUAL FUNDS	34,009,307	—	—	34,009,307

Short-Term Investments	7,036,400	—	—	7,036,400

Total Investments	96,900,692	965,414,532	—	1,062,315,224

Total	$96,900,692	$965,414,532	$—	$1,062,315,224

Liability Valuation Inputs
Derivatives*
Forward Contracts
Foreign Currency Risk	$—	$(387,661)	$—	$(387,661)

Total	$—	$(387,661)	$—	$(387,661)

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Focused Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$366,377	$—	$366,377
Canada	334,485	—	—	334,485
China	—	177,472	—	177,472
France	—	408,079	—	408,079
Germany	—	384,669	—	384,669
India	109,000	—	—	109,000
Israel	—	200,541	—	200,541
Italy	—	408,836	—	408,836
Japan	—	793,967	—	793,967
Mexico	255,335	—	—	255,335
South Korea	—	145,387	—	145,387
Taiwan	—	155,632	—	155,632
United Kingdom	—	1,066,086	—	1,066,086
United States	4,931,258	—	—	4,931,258

TOTAL COMMON STOCKS	5,630,078	4,107,046	—	9,737,124

Mutual Funds
United States	377,413	—	—	377,413

TOTAL MUTUAL FUNDS	377,413	—	—	377,413

Short-Term Investments	41,098	—	—	41,098

Total Investments	6,048,589	4,107,046	—	10,155,635

Total	$6,048,589	$4,107,046	$—	$10,155,635

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of August 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2015
Foreign Fund
Common Stocks
Hong Kong	$—	$554,341	$(1,019,339)	$—	$464,998	$—	$—	$—	$—	$—

Total	$—	$554,341	$(1,019,339)	$—	$464,998	$—	$—	$—	$—	$—

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

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August 31, 2015 (Unaudited)

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2015, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have filed for additional reclaims related to foreign taxes withheld in prior years, based on interpretations of European Union tax principals. Generally, to the extent a Fund reasonably determines that such additional tax reclaims are collectible and free from significant contingencies, the amounts are reflected as Dividends from unaffiliated issuers in the Statement of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

As of February 28, 2015, certain Funds elected to defer to March 1, 2015 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Foreign Fund	—	(8,518,974)
Foreign Small Companies Fund	(122,926)	(4,948,238)
Global Focused Equity Fund	(7,583)	(146,160)

As of February 28, 2015, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2015, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)		Total Short- Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2018	No Expiration Date		No Expiration Date
Foreign Fund	(42,289,674)	—	(42,289,674)	—
Foreign Small Companies Fund	—	—	—	—
Global Focused Equity Fund	—	(112,635)	(112,635)	—

As of August 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Foreign Fund	224,641,397	9,687,668	(18,723,306)	(9,035,638)
Foreign Small Companies Fund	1,014,581,990	142,450,557	(94,717,323)	47,733,234
Global Focused Equity Fund	11,120,523	389,520	(1,354,408)	(964,888)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is

26

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

27

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

As of August 31, 2015, the premium on cash purchases and the fee on cash redemptions were as follows:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Purchase Premium	—	0.50%	—
Redemption Fee	—	0.50%	—

Recently-issued accounting guidance

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for annual financial statements with fiscal years beginning on or after December 15, 2014. GMO is evaluating the impact, if any, of this guidance on the Funds’ financial statements.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Market Risk – Equities	X	X	X
Illiquidity Risk	X	X	X
Smaller Company Risk	X	X	X
Derivatives and Short Sales Risk	X	X	X
Non-U.S. Investment Risk	X	X	X
Currency Risk	X	X	X
Focused Investment Risk	X	X	X
Leveraging Risk	X	X	X
Counterparty Risk	X	X	X
Market Disruption and Geopolitical Risk	X	X	X
Large Shareholder Risk	X	X	X
Management and Operational Risk	X	X	X
Non-Diversified Funds	X		X

28

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and

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unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements

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for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

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Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gain, which, when distributed, is taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

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Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

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A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and

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markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

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The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Foreign Fund
•	Global Focused Equity Fund

Temporary Defensive Positions.

Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political, or other conditions.

Foreign Fund and Foreign Small Companies Fund normally do not take temporary defensive positions. Global Focused Equity Fund may hold up to 20% of its assets in cash or cash equivalents if deemed prudent by GMO. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Forward currency contracts
Adjust exposure to foreign currencies	X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an

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amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized

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August 31, 2015 (Unaudited)

price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2015 and the Statements of Operations for the period ended August 31, 2015^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Equity Contracts	Foreign Currency Contracts	Total
Foreign Fund
Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$(53,308)	$(53,308)

Total	$—	$(53,308)	$(53,308)

Derivatives not subject to Master Agreements	$—	$—	$—

Total subject to Master Agreements	$—	$(53,308)	$(53,308)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$483,705	$—	$483,705
Forward Currency Contracts	—	1,296,652	1,296,652

Total	$483,705	$1,296,652	$1,780,357

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August 31, 2015 (Unaudited)

	Equity Contracts	Foreign Currency Contracts	Total
Foreign Fund (continued)
Change in Net Unrealized Appreciation (Depreciation)
Investments (rights and/or warrants)	$(251,157)	$—	$(251,157)
Forward Currency Contracts	—	661,878	661,878

Total	$(251,157)	$661,878	$410,721

Foreign Small Companies Fund
Liabilities:
Unrealized Depreciation Forward Currency Contracts	$—	$(387,661)	$(387,661)

Total	$—	$(387,661)	$(387,661)

Derivatives not subject to Master Agreements	$—	$—	$—

Total subject to Master Agreements	$—	$(387,661)	$(387,661)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$(63,790)	$—	$(63,790)
Forward Currency Contracts	—	3,337,989	3,337,989

Total	$(63,790)	$3,337,989	$3,274,199

Change in Net Unrealized Appreciation (Depreciation)
Forward Currency Contracts	$—	$2,829,396	$2,829,396

Total	$—	$2,829,396	$2,829,396

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized amounts in the tables below. For more information about other uncertainties and risks, see “Investment and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2015, if any.

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August 31, 2015 (Unaudited)

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2015:

Foreign Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Liabilities
Deutsche Bank AG.	$53,308	$(53,308)	$—	$—	*

Total	$53,308	$(53,308)	$—	$—	*

Foreign Small Companies Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Liabilities
Deutsche Bank AG.	$387,661	$—	$—	$387,661

Total	$387,661	$—	$—	$387,661

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts) and market values (rights and/or warrants) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2015:

Fund Name	Forward Currency Contracts ($)	Rights and/or Warrants ($)
Foreign Fund	26,162,420	454,638
Foreign Small Companies Fund	100,475,576	179
Global Focused Equity Fund	—	1,907	*

*	During the period ended August 31, 2015, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Management Fee	0.60%	0.70%	0.60%

In addition, each class of shares of certain Funds pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of

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Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV
Foreign Fund	0.22%	0.15%	0.09%
Foreign Small Companies Fund		0.15%	0.10%
Global Focused Equity Fund		0.15%	0.10%*

*	Class is offered but has no shareholders as of August 31, 2015.

For each Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2015 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Foreign Fund	1,656	184
Foreign Small Companies Fund	5,888	736
Global Focused Equity Fund	40	—

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2015, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expense
Foreign Fund	< 0.001%	0.000%	0.000%	< 0.001%
Foreign Small Companies Fund	< 0.001%	0.000%	0.000%	< 0.001%
Global Focused Equity Fund	< 0.001%	0.000%	0.000%	< 0.001%

42

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2015 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Foreign Fund	$—	$189,390,824	$—	$250,158,681
Foreign Small Companies Fund	—	343,419,297	—	373,611,337
Global Focused Equity Fund	—	9,651,496	—	9,759,288

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2015

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Foreign Fund	2	51.21%	0.05%	—
Foreign Small Companies Fund	4	73.36%	—	—
Global Focused Equity Fund	3	83.88%	79.57%	—

43

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Foreign Fund
Class II:
Shares sold	11,085	$140,000	1,457,951	$17,595,139
Shares issued to shareholders in reinvestment of distributions	31,371	372,065	713,878	8,379,780
Shares repurchased	(2,432,999)	(28,636,926)	(5,389,171)	(64,689,062)

Net increase (decrease)	(2,390,543)	$(28,124,861)	(3,217,342)	$(38,714,143)

Class III:
Shares sold	1,179,319	$14,434,935	1,049,372	$13,639,351
Shares issued to shareholders in reinvestment of distributions	30,053	358,823	802,075	9,405,521
Shares repurchased	(4,976,440)	(61,013,116)	(3,845,644)	(46,142,862)

Net increase (decrease)	(3,767,068)	$(46,219,358)	(1,994,197)	$(23,097,990)

Class IV:
Shares sold	—	$—	41,237	$574,664
Shares issued to shareholders in reinvestment of distributions	7,478	91,679	122,583	1,485,170
Shares repurchased	(326,681)	(4,099,117)	(3,007,083)	(40,405,762)

Net increase (decrease)	(319,203)	$(4,007,438)	(2,843,263)	$(38,345,928)

Foreign Small Companies Fund
Class III:
Shares sold	—	$—	10,223,490	$157,193,980
Shares issued to shareholders in reinvestment of distributions	16,258	243,711	807,024	11,815,666
Shares repurchased	(1,541,047)	(23,173,580)	(1,594,802)	(24,269,301)
Purchase premiums	—	19	—	110,884
Redemption fees	—	35,552	—	7,047

Net increase (decrease)	(1,524,789)	$(22,894,298)	9,435,712	$144,858,276

Class IV:
Shares sold	789	$12,296	5,942,278	$97,043,173
Shares issued to shareholders in reinvestment of distributions	39,551	591,688	3,094,969	45,266,347
Shares repurchased	(1,508)	(23,306)	(8,574,898)	(130,673,397)
Purchase premiums	—	43	—	421,669
Redemption fees	—	80,432	—	26,371

Net increase (decrease)	38,832	$661,153	462,349	$12,084,163

Global Focused Equity Fund
Class III:
Shares sold	1,861	$40,500	4,430	$99,534
Shares issued to shareholders in reinvestment of distributions	873	18,126	72,173	1,672,956
Shares repurchased	(2,881)	(62,627)	(18,976)	(453,171)

Net increase (decrease)	(147)	$(4,001)	57,627	$1,319,319

44

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Foreign Fund
GMO U.S. Treasury Fund	$10,161,974	$95,907,490	$100,150,000	$3,150	$333	$5,919,464

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$54,564,885	$99,961,422	$120,517,000	$14,206	$1,216	$34,009,307

Global Focused Equity Fund
GMO U.S. Treasury Fund	$492,358	$629,055	$744,000	$55	$1	$377,413

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through August 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

45

GMO Trust Funds

Board Review of Investment Management Agreement

August 31, 2015 (Unaudited)

GMO Foreign Fund

Approval of renewal of management agreement for GMO Foreign Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. In considering the Fund’s performance, the Trustees satisfied themselves that GMO continued to believe that the Fund’s investment strategies continued to have a reasonable prospect of producing favorable long-term results. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

46

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2015 (Unaudited)

GMO Foreign Small Companies Fund

Approval of renewal of management agreement for GMO Foreign Small Companies Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

47

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2015 (Unaudited)

GMO Global Focused Equity Fund

Approval of renewal of management agreement for GMO Global Focused Equity Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics . The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

48

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2015 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended August 31, 2015.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2015 through August 31, 2015.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period	Annualized Expense Ratio
Foreign Fund
Class II	$1,000.00	$984.20	$4.14	$1,000.00	$1,020.96	$4.22	0.83%
Class III	$1,000.00	$984.70	$3.79	$1,000.00	$1,021.32	$3.86	0.76%
Class IV	$1,000.00	$984.40	$3.49	$1,000.00	$1,021.62	$3.56	0.70%
Foreign Small Companies Fund
Class III	$1,000.00	$974.60	$4.22	$1,000.00	$1,020.86	$4.32	0.85%
Class IV	$1,000.00	$974.70	$3.97	$1,000.00	$1,021.12	$4.06	0.80%
Global Focused Equity Fund
Class III	$1,000.00	$904.90	$3.73	$1,000.00	$1,021.22	$3.96	0.78%

*	Expenses are calculated using each class’s annualized net expense ratio for the six months ended August 31, 2015, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

49

GMO Trust

Semiannual Report

August 31, 2015

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.9%
Mutual Funds	3.9
Preferred Stocks	1.4
Short-Term Investments	0.2
Futures Contracts	(0.1)
Other	0.7

100.0%

Country Summary**	% of Investments
United States	39.1%
United Kingdom	12.2
Japan	10.0
France	8.7
Germany	5.6
Other Developed***	5.1
Canada	5.1
China	4.1
Spain	2.4
Italy	2.1
Switzerland	2.0
South Korea	1.6
Russia	1.4
Other Emerging****	0.5

100.0%

Industry Group Summary	% of Equity Investments*****
Pharmaceuticals, Biotechnology & Life Sciences	12.4%
Energy	10.7
Software & Services	9.7
Capital Goods	8.5
Telecommunication Services	7.7
Food, Beverage & Tobacco	6.7
Technology Hardware & Equipment	6.7
Automobiles & Components	5.8
Retailing	5.0
Health Care Equipment & Services	3.7
Utilities	3.6
Food & Staples Retailing	3.0
Materials	2.9
Insurance	2.7
Banks	2.7
Household & Personal Products	2.1
Media	2.1
Consumer Durables & Apparel	1.2
Transportation	1.0
Diversified Financials	0.9
Consumer Services	0.4
Real Estate	0.3
Semiconductors & Semiconductor Equipment	0.2
Commercial & Professional Services	0.0 ^

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

1

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.9%

	Australia — 0.5%
10,970	AMP Ltd	46,401
590	ASX Ltd	16,549
9,423	Australia & New Zealand Banking Group Ltd	187,413
1,672	Bendigo & Adelaide Bank Ltd	13,043
4,214	Challenger Ltd	21,410
4,052	Commonwealth Bank of Australia	216,483
3,663	Dexus Property Group (REIT)	19,170
6,344	Echo Entertainment Group Ltd	22,169
23,100	Federation Centres Ltd (REIT)	46,437
836	Flight Centre Travel Group Ltd	22,004
6,279	Goodman Group (REIT)	27,137
8,468	GPT Group (The) (REIT)	27,063
9,796	Insurance Australia Group Ltd	35,315
2,228	IOOF Holdings Ltd	14,187
2,128	Lend Lease Group	21,056
1,933	Macquarie Group Ltd	104,334
792	Magellan Financial Group Ltd	10,784
17,232	Mirvac Group (REIT)	21,423
6,236	National Australia Bank Ltd	138,274
625	Perpetual Ltd	19,160
1,996	Platinum Asset Management Ltd	9,611
10,866	Stockland (REIT)	30,191
5,156	Suncorp Group Ltd	47,051
7,401	Tabcorp Holdings Ltd	24,410
5,859	Tatts Group Ltd	15,328
32,127	Telstra Corp Ltd	131,805
8,222	Westfield Corp (REIT)	56,936
10,226	Westpac Banking Corp	227,072
19,583	Woodside Petroleum Ltd	450,718
3,655	WorleyParsons Ltd	19,524

	Total Australia	2,042,458

	Austria — 0.2%
18,217	OMV AG	466,375
9,937	Voestalpine AG	362,289

	Total Austria	828,664

	Belgium — 0.4%
1,386	Ageas	56,582
9,989	Delhaize Group.	893,781
12,502	Proximus	448,449
1,830	Solvay SA	214,742

	Total Belgium	1,613,554

	Brazil — 0.0%
12,300	Banco do Brasil SA	60,471
4,600	EDP-Energias do Brasil SA	14,219

	Total Brazil	74,690

Shares	Description	Value ($)
	Canada — 4.9%
6,400	Bank of Nova Scotia (The)	292,952
4,300	Bank of Montreal	232,061
4,500	BCE Inc	181,970
2,600	Canadian Imperial Bank of Commerce	191,087
13,800	Canadian Natural Resources Ltd	311,014
200	Canadian Tire Corp Ltd – Class A	18,881
5,100	Cenovus Energy Inc	73,926
1,000	CI Financial Corp	23,906
100	Fairfax Financial Holdings Ltd	46,501
500	Genworth MI Canada Inc	11,584
1,000	Great-West Lifeco Inc	25,563
400	IGM Financial Inc	11,447
300	Industrial Alliance Insurance & Financial Services Inc	9,582
400	Intact Financial Corp	27,683
400	Linamar Corp	21,013
5,100	Magna International Inc	251,666
10,000	Manulife Financial Corp	162,511
2,300	National Bank of Canada	75,699
15,800	Pacific Exploration & Production Corp	53,563
1,600	Power Corp of Canada	35,026
900	Power Financial Corp	22,124
700	RioCan Real Estate Investment Trust	12,935
8,100	Royal Bank of Canada	451,546
500	Smart Real Estate Investment Trust	11,124
55,800	Suncor Energy Inc	1,580,350
2,800	Sun Life Financial Inc	89,006
9,300	Toronto-Dominion Bank (The)	370,982
63,212	Valeant Pharmaceuticals International Inc *	14,576,687

	Total Canada	19,172,389

	China — 3.9%
28,000	Agricultural Bank of China Ltd – Class H	11,275
151,079	Alibaba Group Holding Ltd Sponsored ADR *	9,989,344
724,000	Bank of China Ltd	329,758
23,000	Belle International Holdings Ltd	20,953
222,000	China Communications Construction Co Ltd	263,427
220,000	China Communications Services Corp Ltd – Class H	81,383
19,000	China Machinery Engineering Corp – Class H	14,046
259,150	China Mobile Ltd	3,171,854
52,000	China National Building Material Co Ltd – Class H	30,188
46,000	China Petroleum & Chemical Corp	30,845
32,500	China Railway Construction Corp Ltd	42,603
99,000	China Railway Group Ltd	88,365
230,500	China Shenhua Energy Co Ltd	399,446
317,060	China Telecom Corp Ltd	165,859
30,000	China Travel International Investment Hong Kong Ltd	10,518

2	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	China — continued
210,000	CNOOC Ltd	263,228
40,000	Datang International Power Generation Co Ltd – Class H	16,196
50,000	Dongfeng Motor Group Co Ltd – Class H	50,476
14,000	Guangdong Investments Ltd	18,971
40,000	Huabao International Holdings Ltd	13,369
494,000	Industrial and Commercial Bank of China	289,230
10,000	Jiangsu Expressway Co Ltd – Class H	11,827
49,000	Poly Property Group Co Ltd	13,172
32,000	Skyworth Digital Holdings Ltd	18,603
58,000	Yuexiu Property Co Ltd	9,164

	Total China	15,354,100

	Czech Republic — 0.1%
9,071	CEZ AS	207,239

	Denmark — 0.4%
521	AP Moeller – Maersk A/S – Class B	887,298
81	AP Moller – Maersk A/S – Class A	135,224
3,739	Carlsberg A/S	282,516
29,191	TDC A/S	184,555

	Total Denmark	1,489,593

	Egypt — 0.0%
17,072	Telecom Egypt Co	14,982

	Finland — 0.4%
20,360	Fortum Oyj	329,570
96,382	Nokia Oyj	604,698
1,759	Sampo Oyj – A Shares	84,739
27,150	UPM – Kymmene Oyj	451,307

	Total Finland	1,470,314

	France — 8.3%
57,134	ArcelorMittal	446,176
36,664	AXA SA	923,529
9,151	BNP Paribas SA	576,427
19,486	Bouygues SA	742,052
20,347	Carrefour SA	660,620
4,860	Casino Guichard Perrachon SA	307,006
1,927	Christian Dior SA	356,722
12,000	Cie Generale des Etablissements Michelin – Class B	1,158,721
23,643	CNP Assurances	364,599
25,990	Compagnie de Saint-Gobain	1,192,862
4,173	Danone SA	258,532
12,887	Electricite de France	277,984
103,021	Engie	1,839,953
63	Hermes International	22,354
1,285	LVMH Moet Hennessy Louis Vuitton SE	213,875

Shares	Description	Value ($)
	France — continued
146,858	Orange SA	2,322,597
2,804	Pernod-Ricard SA	294,035
21,156	Peugeot SA *	363,712
35,757	Renault SA	2,960,909
13,690	Rexel SA	209,719
41,798	Sanofi	4,111,322
20,987	Schneider Electric SA	1,322,829
688	SCOR SE	24,216
3,350	Societe Generale SA	162,771
7,859	Suez Environnement Co	141,358
160,131	Total SA	7,383,061
6,303	Vallourec SA	80,468
20,389	Veolia Environnement SA	445,296
20,806	Vinci SA	1,338,315
89,888	Vivendi SA	2,218,689

	Total France	32,720,709

	Germany — 4.8%
6,976	Allianz SE (Registered)	1,111,506
55,532	BASF SE	4,461,821
9,961	Bayerische Motoren Werke AG	915,523
1,135	Bilfinger SE	45,496
25,014	Daimler AG (Registered)	2,004,986
20,362	Deutsche Lufthansa AG (Registered) *	247,071
118,194	Deutsche Telekom AG	2,016,216
132,005	E.ON AG	1,491,768
5,863	Fresenius SE & Co KGaA	413,618
6,026	Fresenius Medical Care AG & Co	458,976
5,623	Hannover Rueck SE	570,682
3,075	HeidelbergCement AG	231,905
14,172	K+S AG (Registered)	528,950
256	LEG Immobilien AG *	19,192
11,711	Metro AG	340,502
3,222	Muenchener Rueckversicherungs AG (Registered)	591,018
6,910	ProSiebenSat.1 Media SE	335,610
37,497	RWE AG	561,439
22,282	Siemens AG	2,208,658
9,349	Suedzucker AG	136,177
1,984	Volkswagen AG	370,002

	Total Germany	19,061,116

	Hong Kong — 0.2%
5,200	Bank of East Asia Ltd (The)	17,963
34,000	BOC Hong Kong Holdings Ltd	114,892
10,000	Hang Lung Properties Ltd	22,639
3,800	Hang Seng Bank Ltd	67,638
6,000	Henderson Land Development Co Ltd	37,074
2,900	Hongkong Land Holdings Ltd	20,093
7,000	Link REIT	37,163

See accompanying notes to the financial statements.	3

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
33,000	New World Development Co Ltd	33,501
23,000	PCCW Ltd	12,029
6,000	Power Assets Holdings Ltd	51,686
29,000	SJM Holdings Ltd	26,257
9,000	Sun Hung Kai Properties Ltd	114,083
2,500	Swire Pacific Ltd	27,375
7,000	Techtronic Industries Co Ltd	25,360
17,000	Value Partners Group Ltd	15,318
12,000	Wharf Holdings Ltd (The)	67,697
3,500	Yue Yuen Industrial Holdings	12,546

	Total Hong Kong	703,314

	Hungary — 0.0%
21,718	Magyar Telekom Telecommunications Plc *	30,911

	India — 0.0%
3,140	Indiabulls Housing Finance Ltd	35,255

	Indonesia — 0.1%
251,600	Astra International Tbk PT	105,980
224,300	Telekomunikasi Indonesia Persero Tbk PT	45,791
300	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	12,063

	Total Indonesia	163,834

	Ireland — 0.1%
16,186	CRH Plc	483,790

	Israel — 0.1%
2,322	Bank Hapoalim BM	11,777
3,291	Bank Leumi Le-Israel BM *	11,991
9,498	Bezeq The Israeli Telecommunication Corp Ltd	17,051
4,220	Check Point Software Technologies Ltd *	329,202

	Total Israel	370,021

	Italy — 2.0%
428,083	Enel SPA	1,924,982
155,555	ENI SPA	2,567,580
1,051	EXOR SPA	48,232
30,726	Fiat Chrysler Automobiles NV *	430,785
42,071	Finmeccanica SPA *	568,495
89,625	Mediaset SPA	428,432
6,736	Mediolanum SPA	53,104
20,169	Snam Rete Gas SPA	98,529
967,346	Telecom Italia SPA *	1,174,010
696,879	Telecom Italia SPA-Di RISP	698,388

	Total Italy	7,992,537

Shares	Description	Value ($)
	Japan — 9.6%
500	ABC-Mart Inc	30,275
300	Adastria Co Ltd	16,088
30,100	Aeon Co Ltd	451,439
1,700	Aisin Seiki Co Ltd	61,128
16,000	Aozora Bank Ltd	58,412
26,000	Asahi Kasei Corp	206,807
4,800	Asatsu-DK Inc	98,993
1,100	Asics Corp	32,110
1,000	Bank of Kyoto Ltd (The)	10,842
6,000	Bank of Yokohama Ltd (The)	36,638
600	Benesse Holdings Inc	15,903
18,800	Bridgestone Corp	628,627
37,000	Canon Inc	1,127,282
5,100	Central Japan Railway Co	835,001
3,000	Chiba Bank Ltd (The)	21,842
1,200	Credit Saison Co Ltd	23,978
2,700	Daihatsu Motor Co Ltd	32,939
6,000	Daikyo Inc	9,367
400	Daito Trust Construction Co Ltd	43,694
2,200	Daiwa House Industry Co Ltd	53,936
12,000	Daiwa Securities Group Inc	82,946
1,400	Denso Corp	62,465
1,600	Dentsu Inc	81,909
15,000	FujiFilm Holdings Corp	614,885
1,000	Fujitsu General Ltd	12,360
4,700	Fuji Heavy Industries Ltd	164,307
4,000	Fukuoka Financial Group Inc	19,817
900	H2O Retailing Corp	17,911
4,900	Haseko Corp	57,309
600	Heiwa Corp	11,791
700	HIS Co Ltd	23,969
400	Hitachi Capital Corp	9,605
7,000	Hokuhoku Financial Group Inc	15,784
55,200	Honda Motor Co Ltd	1,736,266
1,400	Idemitsu Kosan Co Ltd	24,090
30,900	Inpex Corp	313,208
5,700	Isuzu Motors Ltd	64,570
135,800	Itochu Corp	1,628,684
300	Izumi Co Ltd	12,843
500	Jafco Co Ltd	21,747
20,700	JFE Holdings Inc	320,560
2,000	Joyo Bank Ltd (The)	10,683
700	K’s Holdings Corp	22,302
49,000	Kawasaki Kisen Kaisha Ltd	108,770
64,800	KDDI Corp.	1,607,939
900	Koito Manufacturing Co Ltd	30,755
600	Komatsu Ltd	9,936
23,800	Kyocera Corp	1,165,939
4,700	Leopalace21 Corp *	22,847
127,400	Marubeni Corp	698,021

4	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
2,700	Marui Group Co Ltd	32,637
74,300	Mitsubishi Chemical Holdings Corp	421,333
92,700	Mitsubishi Corp	1,722,195
7,600	Mitsubishi Motors Corp	58,118
97,800	Mitsubishi UFJ Financial Group Inc	645,106
2,000	Mitsubishi UFJ Lease & Finance Co Ltd	9,631
104,200	Mitsui & Co Ltd	1,354,990
64,000	Mitsui OSK Lines Ltd	180,029
280,500	Mizuho Financial Group Inc	574,455
1,900	MS&AD Insurance Group Holdings Inc	59,734
2,300	Namco Bandai Holdings Inc	53,133
400	NGK Spark Plug Co Ltd	9,798
300	Nifco Inc	11,677
67,100	Nippon Telegraph & Telephone Corp	2,559,339
900	Nippon Television Holdings Inc	15,567
141,000	Nippon Yusen Kabushiki Kaisha	369,717
4,000	Nishi-Nippon City Bank Ltd (The)	11,082
578,705	Nissan Motor Co Ltd	5,204,537
600	Nitori Holdings Co Ltd	47,623
900	NOK Corp	22,123
1,100	Nomura Real Estate Holdings Inc	20,635
37,300	Nomura Holdings Inc	233,991
85,400	NTT Docomo, Inc.	1,791,159
13,100	Orient Corp *	21,297
12,900	ORIX Corp	172,904
9,000	Osaka Gas Co Ltd	36,519
11,000	Otsuka Holdings Co Ltd	375,355
11,900	Resona Holdings Inc	59,980
400	Resorttrust Inc	10,630
31,800	Ricoh Co Ltd	310,023
700	Ryohin Keikaku Co Ltd	155,358
2,900	SBI Holdings Inc	35,118
2,000	Seiko Holdings Corp	11,854
3,000	Sekisui Chemical Co Ltd	33,039
25,200	Sekisui House Ltd	375,625
200	Shimamura Co Ltd	18,447
31,000	Shinsei Bank Ltd	66,821
2,000	Shizuoka Bank Ltd (The)	21,046
264,500	Sojitz Corp	558,558
2,300	Sompo Japan Nipponkoa Holdings Inc	75,964
24,200	Sony Corp *	624,021
2,500	Sony Financial Holdings Inc	46,759
85,500	Sumitomo Corp	906,843
2,100	Sumitomo Rubber Industries Ltd	29,672
4,800	Sumitomo Electric Industries Ltd	65,683
25,000	Sumitomo Metal Mining Co Ltd	317,352
24,500	Sumitomo Mitsui Financial Group Inc	1,000,003
24,000	Sumitomo Mitsui Trust Holdings Inc	99,069
600	Suruga Bank Ltd	11,461
2,800	Suzuki Motor Corp	95,078

Shares	Description	Value ($)
	Japan — continued
3,500	T&D Holdings Inc	46,986
3,000	Takashimaya Co Ltd	25,927
18,900	Takeda Pharmaceutical Co., Ltd	927,133
2,900	Tokio Marine Holdings Inc	116,090
20,500	Tokyo Electric Power Co Inc *	140,378
10,000	Tokyo Gas Co Ltd	54,635
1,100	Toyo Tire & Rubber Co Ltd	24,553
900	Toyota Industries Corp	44,519
24,100	Toyota Tsusho Corp	554,501
700	Toyota Boshoku Corp	11,634
26,300	Toyota Motor Corp	1,554,494
700	USS Co Ltd	12,397
85,200	Yamada Denki Co Ltd	327,802
1,000	Yamaguchi Financial Group Inc	12,315
1,100	Yamaha Corp	25,135
3,100	Yamaha Motor Co Ltd	59,678
800	Yokohama Rubber Co Ltd (The)	15,677

	Total Japan	37,666,461

	Mexico — 0.0%
8,200	OHL Mexico SAB de CV *	10,979

	Netherlands — 0.9%
40,482	Aegon NV	249,338
4,443	Heineken NV	351,155
72,350	Koninklijke Ahold NV	1,426,933
67,318	Koninklijke KPN NV	261,505
2,508	Koninklijke DSM NV	131,740
3,997	TomTom NV *	40,040
23,207	Unilever NV CVA GDR	930,010
2,817	Wolters Kluwer NV	89,125

	Total Netherlands	3,479,846

	Norway — 0.6%
4,504	DNB ASA	64,120
78,137	Statoil ASA	1,190,883
4,319	Storebrand ASA *	14,781
26,060	Telenor ASA	518,214
15,162	Yara International ASA	676,578

	Total Norway	2,464,576

	Poland — 0.1%
1,622	Asseco Poland SA	22,460
4,838	KGHM Polska Miedz SA	100,297
9,660	PGE SA	39,950

	Total Poland	162,707

	Portugal — 0.2%
189,147	EDP-Energias de Portugal SA	660,496

See accompanying notes to the financial statements.	5

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Russia — 0.8%
199,030	Gazprom PAO Sponsored ADR	892,461
55,087	Lukoil PJSC Sponsored ADR	2,083,296
9,541	Rosneft OJSC GDR (Registered)	36,101
120,679	Surgutneftegas OJSC Class S *	62,029
2,360	Tatneft PAO Sponsored ADR	66,610

	Total Russia	3,140,497

	Singapore — 0.1%
9,900	Ascendas Real Estate Investment Trust	15,625
11,200	CapitaLand Commercial Trust Ltd (REIT)	10,549
16,200	CapitaLand Ltd	32,467
11,500	CapitaLand Mall Trust (REIT)	15,624
5,700	DBS Group Holdings Ltd	71,845
7,200	Oversea-Chinese Banking Corp Ltd	45,594
6,200	Singapore Exchange Ltd	31,927
3,500	United Overseas Bank Ltd	48,120

	Total Singapore	271,751

	South Africa — 0.0%
44,814	African Bank Investments Ltd * (a)	3
1,678	Clicks Group Ltd	11,571
1,456	Hyprop Investments Ltd (REIT)	13,610
800	Imperial Holdings Ltd	11,129
2,396	Kumba Iron Ore Ltd	16,296
935	Liberty Holdings Ltd	9,064
6,033	MMI Holdings Ltd	12,777
29,464	Redefine Properties Ltd (REIT)	25,531
7,719	Telkom South Africa Ltd	36,944

	Total South Africa	136,925

	South Korea — 1.1%
3,280	Hankook Tire WorldwideCo Ltd	47,702
2,162	Hanwha Corp	76,962
2,235	Hyundai Mobis	389,995
1,761	Hyundai Motor Co	221,628
8,720	Industrial Bank of Korea	97,240
11,444	Kia Motors Corp	470,683
3,726	KT Corp *	91,261
2,963	Samsung Electronics Co Ltd	2,726,471
1,197	SK Innovation Co Ltd *	101,869
832	SK Telecom Co Ltd	171,368

	Total South Korea	4,395,179

	Spain — 2.3%
19,391	ACS Actividades de Construcciony Servicios SA	626,819
9,278	Enagas	253,168
22,797	Ferrovial SA	543,524
36,254	Gas Natural SDG SA	733,219
270,490	Iberdrola SA	1,829,080

Shares	Description	Value ($)
	Spain — continued
103,404	Mapfre SA	303,572
1,426	Red Electrica Corp SA	113,469
52,400	Repsol SA	747,118
280,384	Telefonica SA	3,951,303

	Total Spain	9,101,272

	Sweden — 0.8%
32,895	Sandvik AB	317,443
11,468	Skanska AB – B Shares	224,498
6,360	SKF AB – B Shares	121,312
125,067	Telefonaktiebolaget LM Ericsson – B Shares	1,219,078
180,220	TeliaSonera AB	1,015,167
33,531	Volvo AB – B Shares	364,122

	Total Sweden	3,261,620

	Switzerland — 1.8%
89,656	ABB Ltd (Registered) *	1,731,453
240	Baloise Holding AG (Registered)	29,352
25	Helvetia Patria Holding AG (Registered)	13,166
10,907	LafargeHolcim Ltd (Registered) *	692,490
39,163	Nestle SA (Registered)	2,885,017
2,228	Roche Holding AG	606,516
195	Swiss Life Holding AG (Registered) *	45,639
2,537	Swiss Re AG	217,494
753	Swisscom AG (Registered)	406,446
2,587	Zurich Insurance Group AG *	710,295

	Total Switzerland	7,337,868

	Taiwan — 0.3%
10,000	Asustek Computer Inc	91,115
99,043	E.Sun Financial Holding Co Ltd	59,553
9,494	Foxconn Technology Co Ltd	26,709
44,000	Fubon Financial Holding Co Ltd	75,756
27,000	Highwealth Construction Corp *	41,819
112,000	Hon Hai Precision Industry Co Ltd *	318,838
4,002	Hon Hai Precision Industry Co Ltd GDR Reg S *	22,178
7,731	HTC Corp GDR (Registered)	48,526
97,000	Innolux Corp	34,342
8,641	Lite-On Technology Corp GDR (a)	78,190
38,000	Pegatron Corp	98,611
21,000	Pou Chen Corp	34,006
48,568	Powertech Technology Inc GDR	166,910
21,000	Radiant Opto-Electronics Corp	61,245
53,082	Shin Kong Financial Holding Co Ltd	12,616
11,000	Simplo Technology Co Ltd	36,496
32,000	Taishin Financial Holding Co Ltd	11,219
104,000	United Microelectronics Corp	33,936

	Total Taiwan	1,252,065

6	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Thailand — 0.0%
3,100	Electricity Generating Pcl NVDR	13,754
58,700	Krung Thai Bank Pcl NVDR	29,832
30,400	Ratchaburi Electricity Generating Holding Pcl NVDR	45,180

	Total Thailand	88,766

	Turkey — 0.0%
13,365	Turk Telekomunikasyon AS	28,125
2,817	Turkcell Iletisim Hizmetleri AS	11,033
48,809	Turkiye Is Bankasi – Class C	81,567
18,779	Turkiye Vakiflar Bankasi TAO – Class D	24,799

	Total Turkey	145,524

	United Kingdom — 11.6%
98,370	AstraZeneca Plc	6,137,218
51,856	Aviva Plc	381,794
101,411	BAE Systems Plc	698,049
57,187	BG Group Plc	867,960
1,143,056	BP Plc	6,335,690
45,442	British American Tobacco Plc	2,406,265
149,433	BT Group Plc	996,895
354,328	Centrica Plc	1,311,983
28,602	Compass Group Plc	451,128
22,853	Diageo Plc	605,535
216,926	GlaxoSmithKline Plc	4,429,111
68,295	Glencore Plc *	154,160
57,185	J Sainsbury Plc	211,666
82,234	Kingfisher Plc	446,904
81,409	Marks & Spencer Group Plc	646,381
17,952	National Grid Plc	236,529
26,064	Pearson Plc	451,860
20,179	Reckitt Benckiser Group Plc	1,767,971
220,598	Royal Dutch Shell Plc A Shares (London)	5,747,081
142,738	Royal Dutch Shell Plc B Shares (London)	3,726,759
21,603	Scottish & Southern Energy Plc	484,105
587,390	Tesco Plc	1,704,857
4,610	Unilever Plc	184,884
1,289,357	Vodafone Group Plc	4,439,825
107,820	William Morrison Supermarket Plc	276,770
28,099	WPP Plc	578,426

	Total United Kingdom	45,679,806

	United States — 37.3%
14,600	3M Co.	2,075,244
24,200	Abbott Laboratories	1,096,018
12,611	Accenture Plc-Class A	1,188,839
5,800	ACE Ltd.	592,528
1,700	AFLAC Inc.	99,620
800	Akamai Technologies, Inc. *	57,048
11,400	Allergan Plc *	3,462,636

Shares	Description	Value ($)
	United States — continued
7,000	Allstate Corp. (The)	407,960
23,097	Amazon.com, Inc. *	11,846,220
900	American Equity Investment Life Holding Co.	21,834
14,518	American Express Co.	1,113,821
500	American Financial Group, Inc.	34,530
2,000	American International Group, Inc.	120,680
4,500	AMETEK, Inc.	242,190
4,500	Amgen, Inc.	683,010
4,600	Amphenol Corp. – Class A	240,856
7,300	Analog Devices, Inc.	407,778
7,500	Anthem, Inc.	1,057,875
1,600	Apollo Education Group, Inc. – Class A *	17,776
39,600	Apple, Inc.	4,465,296
1,200	Arrow Electronics, Inc. *	67,104
700	Aspen Insurance Holdings Ltd.	32,137
1,100	Assurant, Inc.	81,785
3,600	Assured Guaranty Ltd.	90,936
300	AutoNation, Inc. *	17,952
600	Axis Capital Holdings Ltd.	33,600
3,400	Becton, Dickinson and Co.	479,468
9,902	Bed Bath & Beyond, Inc. *	615,013
2,600	BGC Partners, Inc. – Class A	22,802
1,100	Booz Allen Hamilton Holding Corp.	29,370
1,100	Brown-Forman Corp. – Class B	107,910
5,700	CA, Inc.	155,553
8,900	Capital One Financial Corp.	691,975
3,900	Cerner Corp. *	240,864
19,100	Charter Communications, Inc. – Class A *	3,468,751
4,300	Chevron Corp.	348,257
3,100	Church & Dwight Co., Inc.	267,468
8,900	CH Robinson Worldwide, Inc.	600,127
186,800	Cisco Systems, Inc.	4,834,384
4,100	Citigroup, Inc.	219,268
3,600	Citrix Systems, Inc. *	245,196
1,200	CNO Financial Group, Inc.	21,468
13,000	Coach, Inc.	393,250
53,400	Coca-Cola Co. (The)	2,099,688
7,900	Cognizant Technology Solutions Corp. – Class A *	497,226
11,524	Colgate-Palmolive Co	723,822
9,100	ConocoPhillips	447,265
400	Cooper Tire & Rubber Co.	15,440
2,800	Costco Wholesale Corp.	392,140
2,600	CR Bard, Inc.	503,854
100	Credit Acceptance Corp. *	20,381
11,900	CVS Health Corp.	1,218,560
16,300	Danaher Corp.	1,418,426
200	Dillard’s, Inc. – Class A	18,502
100	DineEquity, Inc.	9,550
3,900	Dover Corp.	241,605

See accompanying notes to the financial statements.	7

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,500	Dr Pepper Snapple Group, Inc.	115,095
13,500	eBay, Inc. *	365,985
1,400	Edwards Lifesciences Corp. *	197,232
15,300	Eli Lilly & Co.	1,259,955
62,900	EMC Corp.	1,564,323
22,300	Emerson Electric Co.	1,064,156
300	Encore Capital Group, Inc. *	12,189
1,400	Endurance Specialty Holdings Ltd.	89,250
2,500	Estee Lauder Cos, Inc. (The) – Class A	199,425
700	Everest Re Group Ltd.	123,067
7,100	Expeditors International of Washington, Inc.	347,687
7,100	Exxon Mobil Corp.	534,204
1,400	F5 Networks, Inc. *	169,974
8,100	Fastenal Co.	312,174
300	Federated Investors, Inc. – Class B	9,300
1,900	First American Financial Corp.	73,834
1,000	Foot Locker, Inc.	70,790
4,700	Franklin Resources, Inc.	190,726
7,900	Genuine Parts Co.	659,571
4,400	Genworth Financial, Inc. – Class A *	22,792
4,000	Google, Inc. – Class A *	2,591,280
5,612	Google, Inc. – Class C *	3,469,619
200	Group 1 Automotive, Inc.	17,480
400	Hanover Insurance Group, Inc. (The)	31,560
9,500	Hartford Financial Services Group, Inc. (The)	436,525
700	Helen of Troy Ltd. *	59,598
2,100	Henry Schein, Inc. *	287,301
1,800	Hershey Co. (The)	161,136
9,300	Home Depot, Inc. (The)	1,083,078
7,600	Honeywell International, Inc.	754,452
5,900	Hormel Foods Corp.	360,490
300	HSN, Inc.	18,243
800	Hubbell, Inc. – Class B	78,936
4,200	Humana, Inc.	767,718
800	Iconix Brand Group, Inc. *	11,112
8,200	Illinois Tool Works, Inc.	693,146
15,673	International Business Machines Corp.	2,317,880
5,000	Intuit, Inc.	428,750
100	Intuitive Surgical, Inc. *	51,095
400	Invesco Ltd.	13,644
4,300	Janus Capital Group, Inc.	63,984
64,400	Johnson & Johnson	6,052,312
500	Jones Lang LaSalle, Inc.	74,435
32,400	JPMorgan Chase & Co.	2,076,840
1,000	Kohl’s Corp.	51,030
200	L Brands, Inc.	16,780
1,600	Lear Corp.	164,464
4,300	Lincoln National Corp.	218,397
1,700	Lowe’s Cos., Inc.	117,589
200	Macy’s, Inc.	11,722

Shares	Description	Value ($)
	United States — continued
500	Marriott Vacations Worldwide Corp.	35,505
4,400	MasterCard, Inc. – Class A	406,428
7,600	Mattel, Inc.	178,068
4,300	MBIA, Inc. *	30,186
6,400	McDonald’s Corp.	608,128
38,850	Medtronic Plc	2,808,467
300	Mercury General Corp.	15,258
400	Meredith Corp.	18,888
142,800	Microsoft Corp	6,214,656
4,431	Monsanto Co.	432,687
2,100	Monster Beverage Corp. *	290,766
624	Murphy USA, Inc. *	31,893
1,900	NASDAQ OMX Group, Inc. (The)	97,261
4,600	Navient Corp.	58,834
6,800	Nike, Inc. – Class B	759,900
176,796	Oracle Corp.	6,557,364
9,100	Paychex, Inc.	406,406
13,900	PayPal Holdings, Inc. *	486,500
700	PBF Energy, Inc. – Class A	20,944
1,800	PDL BioPharma, Inc.	10,170
900	Penn National Gaming, Inc. *	16,344
18,400	PepsiCo, Inc.	1,709,912
71,300	Pfizer, Inc.	2,297,286
158,931	Philip Morris International, Inc.	12,682,694
4,700	PNC Financial Services Group, Inc. (The)	428,264
1,000	Polaris Industries, Inc.	129,870
500	PRA Group, Inc. *	26,645
2,900	Precision Castparts Corp.	667,725
900	Principal Financial Group, Inc.	45,315
55,400	Procter & Gamble Co. (The)	3,915,118
9,000	Progressive Corp. (The)	269,640
15,608	Puma Biotechnology, Inc. *	1,434,687
46,438	Qualcomm, Inc.	2,627,462
1,200	Ralph Lauren Corp.	133,428
500	RenaissanceRe Holdings Ltd.	50,975
1,100	Rent-A-Center, Inc.	29,579
4,400	Reynolds American, Inc.	368,500
3,200	Rockwell Automation, Inc.	357,856
8,200	Ross Stores, Inc.	398,684
600	SEI Investments Co.	30,348
400	Select Comfort Corp. *	9,740
300	Sigma-Aldrich Corp.	41,823
700	Six Flags Entertainment Corp.	31,479
2,500	Starz – Class A *	94,025
10,500	Stryker Corp.	1,035,825
3,500	St Jude Medical, Inc.	247,835
13,300	Sysco Corp.	530,271
3,000	T. Rowe Price Group, Inc.	215,640
1,200	Target Corp.	93,252
1,000	TEGNA, Inc.	23,790

8	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
17,900	Teradata Corp. *	523,217
200	Tesoro Corp.	18,402
1,600	Texas Roadhouse, Inc.	57,584
5,300	TJX Cos, Inc. (The)	372,696
3,700	Total System Services, Inc.	169,571
4,300	Travelers Cos., Inc. (The)	428,065
19,800	TripAdvisor, Inc. *	1,384,020
600	Tupperware Brands Corp.	30,738
35,099	Ubiquiti Networks, Inc.	1,234,081
31,315	UnitedHealth Group, Inc.	3,623,145
9,600	United Technologies Corp.	879,456
500	Universal Insurance Holdings, Inc.	12,315
500	Unum Group	16,770
14,300	Valero Energy Corp.	848,562
900	Validus Holdings Ltd.	39,852
4,700	Varian Medical Systems, Inc. *	381,875
5,100	Verizon Communications, Inc.	234,651
10,600	VF Corp.	767,758
2,000	Vonage Holdings Corp. *	11,100
19,696	WABCO Holdings, Inc. *	2,271,343
1,100	Wabtec Corp.	105,336
43,200	Wal-Mart Stores, Inc.	2,796,336
1,000	Waters Corp. *	121,380
100	Whirlpool Corp.	16,810
1,400	WR Berkley Corp.	75,992
2,500	WW Grainger, Inc.	558,600
4,800	Xilinx, Inc.	201,072
3,100	XL Group Plc	115,599
2,800	Zimmer Biomet Holdings, Inc.	289,968

	Total United States	146,763,796

	TOTAL COMMON STOCKS (COST $383,422,550)	369,849,604

	PREFERRED STOCKS — 1.4%

	Brazil — 0.0%
4,300	AES Tiete SA	17,797
26,600	Companhia Energetica de Minas Gerais	55,156
47,000	Itausa-Investimentos Itau SA	94,346

	Total Brazil	167,299

	Germany — 0.5%
16,133	Porsche Automobil Holding SE	1,120,335
3,654	Volkswagen AG	692,334

	Total Germany	1,812,669

	Russia — 0.5%
3,076,569	Surgutneftegaz OJSC *	1,862,863
74	Transneft *	175,129

	Total Russia	2,037,992

Shares / Par Value		Description	Value ($)
		South Korea — 0.4%
	1,055	Hyundai Motor Co	89,078
	530	Hyundai Motor Co 2nd Preference	43,389
	1,800	Samsung Electronics Co Ltd	1,322,946

		Total South Korea	1,455,413

		TOTAL PREFERRED STOCKS (COST $6,472,315)	5,473,373

		MUTUAL FUNDS — 3.9%

		United States — 3.9%
		Affiliated Issuers
	610,145	GMO U.S. Treasury Fund	15,253,617

		TOTAL MUTUAL FUNDS (COST $15,253,617)	15,253,617

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
JPY	3,618,160	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 09/01/15	29,844
AUD	481	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.05%, due 09/01/15	342
CAD	5,232	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/15	3,977
HKD	15,706	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/15	2,026
NOK	119,557	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.13%, due 09/01/15	14,453
SGD	560	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/15	397
USD	836,277	Sumitomo (Tokyo) Time Deposit, 0.06%, due 09/01/15	836,277

		Total Time Deposits	887,316

		TOTAL SHORT-TERM INVESTMENTS (COST $887,316)	887,316

		TOTAL INVESTMENTS — 99.4% (Cost $406,035,798)	391,463,910
		Other Assets and Liabilities (net) — 0.6%	2,281,391

		TOTAL NET ASSETS — 100.0%	$393,745,301

See accompanying notes to the financial statements.	9

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
92	Mini MSCI EAFE	September 2015	$7,970,420	$(367,683)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

10	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	97.3%
Preferred Stocks	0.9
Mutual Funds	0.8
Short-Term Investments	0.2
Other	0.8

100.0%

Country Summary**	% of Investments
United Kingdom	22.6%
Japan	22.2
France	15.4
Germany	10.6
Canada	6.1
Spain	4.5
Italy	3.9
Other Developed***	3.6
Switzerland	2.7
Australia	1.7
Sweden	1.6
Norway	1.5
Netherlands	1.4
Belgium	1.1
Hong Kong	1.1

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

Industry Group Summary	% of Equity Investments****
Energy	15.8%
Telecommunication Services	12.4
Pharmaceuticals, Biotechnology & Life Sciences	11.9
Automobiles & Components	11.2
Capital Goods	10.2
Utilities	6.2
Materials	5.9
Banks	4.5
Food & Staples Retailing	3.2
Food, Beverage & Tobacco	2.6
Insurance	2.5
Technology Hardware & Equipment	2.3
Media	2.2
Retailing	1.9
Real Estate	1.4
Transportation	1.3
Household & Personal Products	1.2
Consumer Durables & Apparel	0.8
Diversified Financials	0.8
Software & Services	0.6
Health Care Equipment & Services	0.5
Consumer Services	0.5
Commercial & Professional Services	0.1

100.0%

****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

11

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Australia — 1.7%
45,903	Abacus Property Group (REIT)	100,253
853,196	AMP Ltd	3,608,982
50,370	ASX Ltd	1,412,785
524,254	Australia & New Zealand Banking Group Ltd	10,426,847
1,236,718	Bank of Queensland Ltd	11,150,552
137,815	Bendigo & Adelaide Bank Ltd	1,075,066
3,781,294	BlueScope Steel Ltd	11,616,380
86,545	BT Investment Management Ltd	591,247
142,512	BWP Trust (REIT)	320,113
94,251	Charter Hall Group	297,229
69,646	Charter Hall Retail (REIT)	198,715
302,163	Commonwealth Bank of Australia	16,143,452
342,585	Cromwell Property Group (REIT)	249,563
309,727	Dexus Property Group (REIT)	1,620,951
515,607	Echo Entertainment Group Ltd	1,801,751
1,140,418	Fairfax Media Ltd	692,470
1,845,626	Federation Centres (REIT)	3,710,177
217,663	Genworth Mortgage Insurance Australia Ltd	414,589
514,866	Goodman Group (REIT)	2,225,206
699,844	GPT Group (The) (REIT)	2,236,615
770,440	Insurance Australia Group Ltd	2,777,460
130,351	Investa Office Fund (REIT)	356,396
192,624	IOOF Holdings Ltd	1,226,542
177,934	Lend Lease Group	1,760,631
146,844	Macquarie Group Ltd	7,925,892
7,844,216	Mirvac Group (REIT)	9,751,805
208,290	National Australia Bank Ltd	4,618,519
228,892	Nine Entertainment Co Holdings Ltd	269,815
23,780	Perpetual Ltd	729,012
21,830	Premier Investments Ltd	192,418
506,484	Seven West Media Ltd	298,772
118,080	Shopping Centres Australasia Property Group (REIT)	165,425
4,567,510	Stockland (REIT)	12,690,602
407,851	Suncorp Group Ltd	3,721,829
3,263,948	TABCORP Holdings Ltd	10,765,300
2,436,575	Telstra Corp Ltd	9,996,368
646,158	Westfield Corp (REIT)	4,474,506
763,138	Westpac Banking Corp	16,945,767
974,282	Woodside Petroleum Ltd	22,423,841
33,767	WorleyParsons Ltd	180,377

	Total Australia	181,164,220

	Austria — 0.4%
1,167,625	Immofinanz AG (Entitlement Shares) *	—
724,511	OMV AG	18,548,275

Shares	Description	Value ($)

	Austria — continued
14,312	UNIQA Insurance Group AG	119,699
631,654	Voestalpine AG	23,029,206

	Total Austria	41,697,180

	Belgium — 1.0%
437,832	Ageas	17,873,872
3,937	D’ieteren SA/NV	145,132
657,489	Delhaize Group	58,829,855
1,690	Gimv NV	80,132
6,652	KBC Ancora	265,621
13,346	Mobistar SA *	277,535
913,329	Proximus	32,761,301
89,388	Umicore SA	3,566,925

	Total Belgium	113,800,373

	Canada — 6.0%
19,600	Allied Properties Real Estate Investment Trust	519,349
37,800	Artis Real Estate Investment Trust	352,256
324,000	Bank of Montreal	17,485,558
157,400	BCE Inc	6,364,913
29,800	Canadian Apartment Properties (REIT)	634,235
199,700	Canadian Imperial Bank of Commerce	14,676,948
2,200	Canadian Natural Resources Ltd	49,582
113,700	Canadian Tire Corp Ltd – Class A	10,733,916
40,500	Cenovus Energy Inc	587,059
86,800	CI Financial Corp	2,074,992
10,900	Cogeco Cable Inc	550,220
61,200	Cominar Real Estate Investment Trust	754,999
37,300	Corus Entertainment Inc – B Shares	405,151
5,300	Fairfax Financial Holdings Ltd	2,464,524
43,700	Genworth MI Canada Inc	1,012,448
12,500	Granite Real Estate Investment Trust	365,423
85,500	Great-West Lifeco Inc	2,185,592
213,500	Home Capital Group Inc	4,462,793
23,600	IGM Financial Inc	675,388
26,400	Industrial Alliance Insurance & Financial Services Inc	843,211
34,400	Intact Financial Corp	2,380,754
10,100	Laurentian Bank of Canada	371,725
34,200	Linamar Corp	1,796,566
383,400	Magna International Inc	18,919,374
759,400	Manulife Financial Corp	12,341,116
174,500	National Bank of Canada	5,743,273
626,300	Pacific Exploration & Production Corp	2,123,212
123,000	Power Corp of Canada	2,692,612
79,000	Power Financial Corp	1,941,973
23,300	RONA Inc	251,490
609,100	Royal Bank of Canada	33,955,149
26,100	Smart Real Estate Investment Trust	580,683

12	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
2,184,900	Suncor Energy Inc	61,880,035
215,600	Sun Life Financial Inc	6,853,445
689,300	Toronto-Dominion Bank (The)	27,496,552
1,759,730	Valeant Pharmaceuticals International Inc *	405,793,738

	Total Canada	652,320,254

	Denmark — 0.7%
27,682	AP Moeller – Maersk A/S	47,144,313
272,771	Carlsberg A/S	20,610,399
15,700	Sydbank A/S	596,809
703,664	TDC A/S	4,448,789
28,981	Tryg A/S	568,924

	Total Denmark	73,369,234

	Finland — 0.7%
1,504,435	Fortum Oyj	24,352,504
213,051	Metso Oyj	5,248,567
13,237	Neste Oyj	339,352
1,550,852	Nokia Oyj	9,729,999
135,170	Sampo Oyj – A Shares	6,511,764
44,936	Sponda Oyj	180,747
622,042	Stora Enso Oyj – R Shares	5,519,055
1,336,304	UPM – Kymmene Oyj	22,213,007

	Total Finland	74,094,995

	France — 15.1%
1,066,539	ArcelorMittal	8,328,913
1,162,995	AXA SA	29,294,678
603,729	BNP Paribas	38,029,250
619,994	Bouygues SA	23,610,175
1,770	Carrefour SA	57,468
125,167	Casino Guichard-Perrachon SA	7,906,801
147,107	Christian Dior SE	27,232,144
1,004,347	Cie de Saint-Gobain	46,096,489
434,657	Cie Generale des Etablissements Michelin – Class B (Registered)	41,970,518
262,557	CNP Assurances	4,048,896
261,237	Danone SA	16,184,545
503,226	Electricite de France	10,855,032
5,451,702	Engie	97,367,281
1,368	Euler Hermes Group	140,958
67	Hermes International	23,773
1,639	LVMH Moet Hennessy Louis Vuitton SE	272,795
15,666	M6-Metropole Television	302,941
15,285	Mercialys SA (REIT)	344,165
9,615	Nexity SA	429,573
7,563,157	Orange SA	119,613,250
2,712	Peugeot SA *	46,624
2,954,035	Renault SA	244,613,032

Shares	Description	Value ($)

	France — continued
603,947	Rexel SA	9,251,946
2,048,437	Sanofi	201,487,745
1,402,471	Schneider Electric SE	88,398,938
58,085	SCOR SE	2,044,467
256,947	Societe Generale SA	12,484,603
86,506	Suez Environnement Co	1,555,966
10,148,662	Total SA	467,918,066
454,494	Vallourec SA	5,802,354
289,821	Veolia Environnement SA	6,329,686
338,483	Vinci SA	21,772,412
4,961,915	Vivendi SA	122,474,049

	Total France	1,656,289,533

	Germany — 9.5%
262,301	Allianz SE (Registered)	41,793,180
37,706	Alstria office (REIT) – AG *	504,634
245,519	Aurubis AG	16,254,268
3,251,172	BASF SE	261,221,403
778,208	Bayerische Motoren Werke AG	71,525,698
106,491	Bilfinger SE	4,268,652
2,073,798	Daimler AG (Registered)	166,224,353
6,170	Deutsche EuroShop AG	274,397
1,299,126	Deutsche Lufthansa AG (Registered) *	15,763,530
4,851,601	Deutsche Telekom AG (Registered)	82,761,198
149,219	Duerr AG	11,513,069
5,213,608	E.ON AG	58,918,157
162,147	Freenet AG	5,142,927
144,814	Fresenius Medical Care AG & Co	11,029,904
23,085	Grand City Properties SA	407,492
121,595	Hannover Rueck SE	12,340,750
202,529	HeidelbergCement AG	15,273,984
927,970	K+S AG (Registered)	34,635,193
399,574	Kloeckner & Co SE	3,613,708
20,783	LEG Immobilien AG *	1,558,039
62,073	Leoni AG	3,756,848
603,360	Metro AG	17,542,910
136,952	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	25,121,405
236,923	ProSiebenSat.1 Media SE (Registered)	11,507,066
1,181,690	RWE AG	17,693,318
229,526	Salzgitter AG	7,123,805
1,234,890	Siemens AG (Registered)	122,405,954
96,460	Volkswagen AG	17,989,113

	Total Germany	1,038,164,955

	Hong Kong — 1.1%
470,600	Bank of East Asia Ltd (The)	1,625,681
2,678,000	BOC Hong Kong Holdings Ltd	9,049,449
336,000	Champion (REIT)	167,027
242,800	Dah Sing Banking Group Ltd	460,276

See accompanying notes to the financial statements.	13

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
30,400	Dah Sing Financial Group	166,569
15,388,990	Esprit Holdings Ltd	12,910,386
456,000	First Pacific Co Ltd	295,834
18,000	Great Eagle Holdings Ltd	55,388
870,000	Hang Lung Properties Ltd	1,969,568
310,800	Hang Seng Bank Ltd	5,532,079
564,000	Henderson Land Development Co Ltd	3,484,941
569,000	HKT Trust & HKT Ltd – Class SS	659,428
889,700	Hongkong Land Holdings Ltd	6,164,283
228,000	Hutchison Telecommunications Hong Kong Holdings Ltd	91,347
179,000	Hysan Development Co Ltd	718,753
77,000	K Wah International Holdings Ltd	34,908
169,500	Kerry Properties Ltd	508,471
2,226,191	Link (REIT)	11,819,030
164,000	Luk Fook Holdings International Ltd	426,349
158,800	Man Wah Holdings Ltd	168,492
2,781,000	New World Development Co Ltd	2,823,200
273,000	Pacific Textiles Holdings Ltd	387,317
2,150,000	PCCW Ltd	1,124,437
537,000	Power Assets Holdings Ltd	4,625,911
548,000	Sino Land Co Ltd	814,809
2,541,000	SJM Holdings Ltd	2,300,662
187,000	SmarTone Telecommunications Holdings Ltd	334,609
1,407,931	Sun Hung Kai Properties Ltd	17,846,743
304,400	Swire Properties Ltd	935,304
221,000	Swire Pacific Ltd – Class A	2,419,973
333,500	Techtronic Industries Co Ltd	1,208,211
83,500	Television Broadcasts Ltd	313,409
220,000	Texwinca Holdings Ltd	209,337
1,416,000	Value Partners Group Ltd	1,275,900
1,994,000	Wharf Holdings Ltd (The)	11,248,970
160,000	Wheelock & Co Ltd	729,461
1,344,000	Xinyi Glass Holdings Ltd	610,353
4,044,700	Yue Yuen Industrial Holdings	14,498,992

	Total Hong Kong	120,015,857

	Ireland — 0.2%
388,718	CRH Plc	11,618,541
473,538	Smurfit Kappa Group Plc	13,967,048

	Total Ireland	25,585,589

	Israel — 0.5%
9,930	Alony Hetz Properties & Investments Ltd	76,493
208,248	Bank Hapoalim BM	1,056,201
3,758,933	Bank Leumi Le-Israel BM *	13,695,887
797,922	Bezeq The Israeli Telecommunication Corp Ltd	1,432,448

Shares	Description	Value ($)

	Israel — continued
263,600	Check Point Software Technologies Ltd *	20,563,436
6,261	Delek Automotive Systems Ltd	65,851
6,579	First International Bank Of Israel Ltd	82,150
19,016	Gazit-Globe Ltd	195,344
26,187	Harel Insurance Investments & Financial Services Ltd	119,504
8,828,623	Israel Discount Bank Ltd – Class A *	16,347,625
22,947	Mizrahi Tefahot Bank Ltd	266,837
216,062	Partner Communications Co Ltd *	942,722

	Total Israel	54,844,498

	Italy — 3.8%
10,573,927	A2A SPA	12,933,394
7,756	ACEA SPA	106,392
15,466	Credito Emiliano SPA	124,155
23,537,499	Enel SPA	105,842,225
10,398,567	ENI SPA	171,638,062
250,619	EXOR SPA	11,501,298
21,587	Fiat Chrysler Automobiles NV *	302,655
1,082,639	Finmeccanica SPA *	14,629,430
4,997	Italcementi SPA	55,850
3,043,471	Mediaset SPA	14,548,621
1,052,386	Mediolanum SPA	8,296,570
66,672	Recordati SPA	1,583,681
55,795	Snam Rete Gas SPA	272,568
43,702	Societa Cattolica di Assicurazioni SCRL	309,504
29,169,350	Telecom Italia SPA *	35,401,090
36,645,436	Telecom Italia SPA-Di RISP	36,724,781
127,752	Unipol Gruppo Finanziario SPA	602,502

	Total Italy	414,872,778

	Japan — 21.8%
93,000	77 Bank Ltd (The)	550,314
22,900	Adastria Co Ltd	1,228,025
1,928,700	Aeon Co Ltd	28,926,611
434,400	Aisin Seiki Co Ltd	15,619,971
427,800	Alfresa Holdings Corp	7,809,880
57,100	Alpine Electronics Inc	799,653
23,400	AOKI Holdings Inc	282,002
122,000	Aoyama Trading Co Ltd	4,543,558
2,703,313	Asahi Glass Co Ltd	16,014,726
2,395,000	Asahi Kasei Corp	19,050,086
156,100	Asatsu-DK Inc	3,219,323
55,200	Ashikaga Holdings Co Ltd	227,349
20,500	Autobacs Seven Co Ltd	376,528
17,000	Awa Bank Ltd (The)	96,798
125,000	Bank of Kyoto Ltd (The)	1,355,242
472,000	Bank of Yokohama Ltd (The)	2,882,161
726,100	Bridgestone Corp	24,279,049

14	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
100,200	Brother Industries Ltd	1,362,876
1,423,000	Calsonic Kansei Corp	9,929,463
1,918,000	Canon Inc	58,435,863
28,800	Canon Marketing Japan Inc	421,888
93,200	Central Japan Railway Co	15,259,229
11,600	Century Tokyo Leasing Corp	355,811
270,000	Chiba Bank Ltd (The)	1,965,763
684,500	Chubu Electric Power Co Inc	10,595,722
4,936,000	Cosmo Oil Co Ltd *	7,682,633
96,400	Credit Saison Co Ltd	1,926,235
406,900	Daihatsu Motor Co Ltd	4,964,097
6,800	Daiichikosho Co Ltd	257,394
45,780	Daiichi Sankyo Co Ltd	881,077
429,000	Daikyo Inc	669,753
48,000	Daishi Bank Ltd (The)	204,973
167,800	Daito Trust Construction Co Ltd	18,329,709
174,000	Daiwa House Industry Co Ltd	4,265,849
83,200	DCM Holdings Co Ltd	655,335
1,218,000	Denki Kagaku Kogyo K K	5,177,414
7,500	Descente Ltd	104,132
10,200	Eagle Industry Co Ltd	207,807
168,000	Electric Power Development Co Ltd	5,259,197
10,500	Exedy Corp	238,857
682,240	FujiFilm Holdings Corp	27,966,621
63,000	Fujitsu General Ltd	778,692
355,300	Fuji Heavy Industries Ltd	12,420,876
382,100	Fuji Oil Co Ltd	5,284,987
342,000	Fukuoka Financial Group Inc	1,694,336
3,700	Fuyo General Lease Co Ltd	144,265
129,000	Gunma Bank Ltd (The)	859,788
338,000	Gunze Ltd	1,054,295
51,600	H2O Retailing Corp	1,026,870
86,000	Hachijuni Bank Ltd (The)	592,600
66,200	Hakuhodo DY Holdings Inc	660,698
1,295,000	Hanwa Co Ltd	5,422,538
374,700	Haseko Corp	4,382,355
111,000	Hiroshima Bank Ltd (The)	625,484
280,600	Hitachi Chemical Co Ltd	4,295,228
39,600	Hitachi Capital Corp	950,846
30,000	Hokkoku Bank Ltd (The)	114,675
546,000	Hokuhoku Financial Group Inc	1,231,158
2,715,700	Honda Motor Co Ltd	85,419,876
29,000	Hyakugo Bank Ltd (The)	139,573
21,000	Hyakujushi Bank Ltd (The)	72,702
7,300	IBJ Leasing Co Ltd	150,392
257,500	Idemitsu Kosan Co Ltd	4,430,878
2,958,900	Inpex Corp	29,991,962
322,900	Isuzu Motors Ltd	3,657,861
795,100	IT Holdings Corp	18,594,590
8,323,600	Itochu Corp	99,827,069

Shares	Description	Value ($)

	Japan — continued
8,700	Itochu Enex Co Ltd	75,088
57,200	Iyo Bank Ltd (The)	639,420
42,300	Jafco Co Ltd	1,839,785
586,100	JFE Holdings Inc	9,076,344
207,000	Joyo Bank Ltd (The)	1,105,641
201,400	JSR Corp	3,157,330
50,000	Juroku Bank Ltd (The)	203,831
2,601,490	JX Holdings Inc	10,066,305
690,700	K’s Holdings Corp	22,005,482
4,000	Kagoshima Bank Ltd (The)	25,393
502,000	Kaneka Corp	4,060,939
3,982,000	Kawasaki Kisen Kaisha Ltd	8,839,228
2,974,300	KDDI Corp.	73,803,915
38,800	Keihin Corp	535,996
27,000	Keiyo Bank Ltd (The)	141,650
9,000	Kiyo Bank Ltd (The)	137,652
6,207,236	Kobe Steel Ltd	8,310,492
75,000	Kohnan Shoji Co Ltd	978,418
73,100	Koito Manufacturing Co Ltd	2,497,969
166,400	Kuraray Co Ltd	1,961,823
1,453,440	Kyocera Corp	71,202,619
8,486,100	Marubeni Corp	46,495,086
143,500	Marui Group Co Ltd	1,734,597
1,023,600	Medipal Holdings Corp	17,657,023
35,300	Mitsuba Corp	606,501
2,763,500	Mitsubishi Chemical Holdings Corp	15,670,961
5,774,000	Mitsubishi Corp	107,270,268
8,787,100	Mitsubishi UFJ Financial Group Inc	57,961,298
169,800	Mitsubishi UFJ Lease & Finance Co Ltd	817,653
6,543,100	Mitsui & Co Ltd	85,084,813
4,040,838	Mitsui Chemicals Inc	13,628,516
8,519,000	Mitsui Engineering & Shipbuilding Co Ltd	13,215,109
3,493,000	Mitsui OSK Lines Ltd	9,825,658
20,806,300	Mizuho Financial Group Inc	42,610,661
146,600	MS&AD Insurance Group Holdings Inc	4,608,988
5,400	Musashino Bank Ltd (The)	189,374
18,000	Nanto Bank Ltd (The)	57,322
490,400	Net One Systems Co Ltd	2,977,604
73,500	NHK Spring Co Ltd	708,758
26,900	Nifco Inc	1,047,069
1,040,581	Nippon Electric Glass Co Ltd	4,583,167
1,166,300	Nippon Light Metal Co Ltd	1,793,896
6,000	Nippon Seiki Co Ltd	120,030
4,440,900	Nippon Telegraph & Telephone Corp	169,385,509
64,500	Nippon Television Holdings Inc	1,115,639
3,784,000	Nippon Yusen Kabushiki Kaisha	9,922,039
436,413	Nipro Corp	4,986,719
332,000	Nishi-Nippon City Bank Ltd (The)	919,833
33,354,742	Nissan Motor Co Ltd	299,973,180

See accompanying notes to the financial statements.	15

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
500,000	Nisshinbo Holdings Inc	6,004,668
28,300	Nissin Kogyo Co Ltd	389,161
20,400	Nitori Holdings Co Ltd	1,619,172
250,100	NOK Corp	6,147,869
94,500	Nomura Real Estate Holdings Inc	1,772,708
2,501,200	Nomura Holdings Inc	15,690,570
487,100	North Pacific Bank Ltd	1,955,853
4,379,800	NTT Docomo, Inc.	91,860,873
37,000	Ogaki Kyoritsu Bank Ltd (The)	130,975
53,000	Okasan Securities Co Ltd	326,361
107,300	Okinawa Electric Power Co	2,525,770
38,000	Onward Holdings Co Ltd	239,018
27,400	Open House Co Ltd	502,424
1,077,900	Orient Corp *	1,752,391
967,200	ORIX Corp	12,963,800
3,750,000	Osaka Gas Co Ltd	15,216,348
665,300	Otsuka Holdings Co Ltd	22,702,177
10,200	Paltac Corp	191,730
30,000	PanaHome Corp	199,611
6,400	Parco Co Ltd	58,303
3,600	Relo Holdings Inc	376,045
534,000	Rengo Co Ltd	2,140,767
2,406,500	Resona Holdings Inc	12,129,489
35,000	Resorttrust Inc	930,099
1,805,600	Ricoh Co Ltd	17,603,065
5,000	Ricoh Leasing Co Ltd	139,503
4,000	Ryohin Keikaku Co Ltd	887,761
35,700	Saizeriya Co Ltd	828,944
31,000	San-In Godo Bank Ltd (The)	275,797
9,100	Sangetsu Co Ltd	158,248
278,000	Sekisui Chemical Co Ltd	3,061,578
1,286,000	Sekisui House Ltd	19,168,779
87,400	Senshu Ikeda Holdings Inc	382,590
17,700	Shimachu Co Ltd	431,506
85,200	Shimamura Co Ltd	7,858,317
145,000	Shizuoka Bank Ltd (The)	1,525,856
3,460,000	Showa Denko KK	3,961,369
1,314,300	Showa Shell Sekiyu KK	11,255,474
62,000	SKY Perfect JSAT Holdings Inc	281,337
12,902,000	Sojitz Corp	27,245,800
117,300	Sony Financial Holdings Inc	2,193,911
5,186,100	Sumitomo Corp	55,005,604
1,602,000	Sumitomo Heavy Industries Ltd	6,923,212
4,700	Sumitomo Real Estate Sales Co Ltd	123,553
602,700	Sumitomo Rubber Industries Ltd	8,515,830
15,100	Sumitomo Electric Industries Ltd	206,629
217,800	Sumitomo Forestry Co Ltd	2,436,199
1,084,000	Sumitomo Metal Mining Co Ltd	13,760,402
1,046,400	Sumitomo Mitsui Financial Group Inc	42,710,350
1,820,000	Sumitomo Mitsui Trust Holdings Inc	7,512,763

Shares	Description	Value ($)

	Japan — continued
52,900	Suruga Bank Ltd	1,010,448
242,100	Suzuken Co Ltd	8,296,267
281,900	T&D Holdings Inc	3,784,381
263,000	Takashimaya Co Ltd	2,272,925
428,500	Takeda Pharmaceutical Co., Ltd	21,019,913
13,000	Toei Co Ltd	96,722
21,000	Toho Bank Ltd (The)	84,851
27,900	Tokai Rika Co Ltd	590,945
93,300	Tokai Tokyo Financial Holdings	620,590
2,340	Token Corp	161,469
218,300	Tokio Marine Holdings Inc	8,738,762
37,600	Tokyo Broadcasting System Holdings Inc	513,925
2,087,430	Tokyo Electric Power Co Inc (The) *	14,294,073
782,000	Tokyo Gas Co Ltd	4,272,427
272,000	TonenGeneral Sekiyu KK	2,722,230
9,900	Topre Corp	191,715
3,187,000	Tosoh Corp	15,019,833
91,300	Toyo Tire & Rubber Co Ltd	2,037,918
31,400	Toyoda Gosei Co Ltd	613,367
17,100	Toyota Industries Corp	845,865
1,337,100	Toyota Tsusho Corp	30,764,427
59,800	Toyota Boshoku Corp	993,866
716,300	Toyota Motor Corp	42,337,803
7,700	TPR Co Ltd	185,461
30,200	TS Tech Co Ltd	807,819
15,400	T – Gaia Corp	251,955
3,233,000	Ube Industries Ltd	5,578,837
14,200	Unipres Corp	264,034
2,028,000	UNY Co Ltd	12,593,810
59,900	USS Co Ltd	1,060,807
24,000	Wacoal Holdings Corp	308,116
195,998	West Japan Railway Co	13,228,307
10,400	Xebio Co Ltd	196,800
5,777,300	Yamada Denki Co Ltd	22,227,838
91,000	Yamaguchi Financial Group Inc	1,120,709
104,300	Yamaha Motor Co Ltd	2,007,872
279,700	Yokohama Rubber Co Ltd (The)	5,480,977

	Total Japan	2,382,714,782

	Malta — 0.0%
15,984,486	BGP Holdings Plc *	—

	Netherlands — 1.4%
7,786	Aegon NV	47,956
76,261	Boskalis Westminster	3,969,092
200,339	Corbion NV	4,395,765
90,932	Heineken Holding NV	6,340,530
116,228	Heineken NV	9,186,152
676,200	ING Groep NV GDR	10,361,029

16	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
2,992,575	Koninklijke Ahold NV	59,021,472
181,944	Koninklijke DSM NV	9,557,117
479,364	Koninklijke KPN NV	1,862,151
223,814	TomTom NV *	2,242,056
752,614	Unilever NV CVA GDR	30,160,667
542,257	Wolters Kluwer NV	17,156,154

	Total Netherlands	154,300,141

	New Zealand — 0.2%
671,461	Chorus Ltd *	1,083,523
517,616	Fletcher Building Ltd	2,359,190
130,407	Kiwi Property Group Ltd (REIT)	108,195
89,438	Sky Network Television Ltd	287,412
7,309,905	Spark New Zealand Ltd	15,636,989

	Total New Zealand	19,475,309

	Norway — 1.5%
346,561	DNB ASA	4,933,735
288,481	Orkla ASA	2,126,773
4,549,659	Statoil ASA	69,341,203
360,497	Storebrand ASA *	1,233,746
2,106,956	Telenor ASA	41,897,680
1,009,725	Yara International ASA	45,057,226

	Total Norway	164,590,363

	Portugal — 0.3%
8,374,684	EDP – Energias de Portugal SA	29,244,138

	Singapore — 0.5%
56,900	ARA Asset Management Ltd	58,088
847,800	Ascendas Real Estate Investment Trust	1,338,019
245,900	Ascott Residence Trust (REIT)	217,872
989,200	CapitaLand Commercial Trust Ltd	931,668
989,600	CapitaLand Mall Trust (REIT)	1,344,469
134,000	CapitaLand Retail China Trust (REIT)	134,046
1,291,100	CapitaLand Ltd	2,587,574
80,300	CDL Hospitality Trusts (REIT)	75,078
444,900	DBS Group Holdings Ltd	5,607,663
15,175,144	Ezra Holdings Ltd *	1,415,970
85,400	Frasers Centrepoint Trust (REIT)	117,678
67,399,000	Golden Agri-Resources Ltd	15,053,996
454,600	Keppel (REIT)	315,589
110,500	Mapletree Commercial Trust (REIT)	103,509
302,700	Mapletree Greater China Commercial Trust (REIT)	203,711
215,900	Mapletree Industrial Trust (REIT)	235,042
452,800	Mapletree Logistics Trust (REIT)	314,322
24,921,700	Noble Group Ltd	9,637,468
562,500	Oversea-Chinese Banking Corp Ltd	3,562,050

Shares	Description	Value ($)

	Singapore — continued
30,200	Parkway Life Real Estate Investment Trust	48,777
120,600	SPH (REIT)	82,047
214,900	Starhill Global (REIT)	117,114
604,200	Suntec Real Estate Investment Trust	654,967
280,800	United Overseas Bank Ltd	3,860,617
112,400	UOL Group Ltd	498,430
40,100	Wing Tai Holdings Ltd	46,799
15,096,800	Yangzijiang Shipbuilding Holdings Ltd	11,769,513
105,200	Yanlord Land Group Ltd	80,839

	Total Singapore	60,412,915

	Spain — 4.4%
69,778	Acciona SA	5,176,590
444,748	ACS Actividades de Construccion y Servicios SA	14,376,607
319,497	Enagas	8,718,091
807,427	Endesa SA	16,679,725
1,177,452	Gas Natural SDG SA	23,813,366
11,923,653	Iberdrola SA	80,628,913
1,179,110	Indra Sistemas SA *	13,911,780
1,288,412	Mapfre SA	3,782,500
25,014	Red Electrica Corp SA	1,990,397
2,851,696	Repsol SA	40,659,442
19,239,309	Telefonica SA	271,129,364

	Total Spain	480,866,775

	Sweden — 1.6%
4,739	Bilia AB – A Shares	94,097
45,380	Castellum AB	642,215
5,773,902	Ericsson LM – B Shares	56,280,532
34,949	Fabege AB	493,982
11,786	Fastighets AB Balder – B Shares *	206,060
26,629	Hufvudstaden AB – A Shares	341,565
35,973	Industrivarden AB – C Shares	654,143
12,691	Investor AB – B Shares	456,205
31,336	Kungsleden AB	209,461
3,461	L E Lundbergforetagen AB – B Shares	166,528
1,472,122	Sandvik AB	14,206,273
255,837	Securitas AB – B Shares	3,257,847
885,234	Skanska AB – B Shares	17,329,365
930,164	Tele2 AB – B Shares	9,168,036
10,383,557	TeliaSonera AB	58,489,881
768,036	Volvo AB – B Shares	8,340,299
9,946	Wihlborgs Fastigheter AB	173,524

	Total Sweden	170,510,013

	Switzerland — 2.7%
4,470,683	ABB Ltd (Registered) *	86,338,659
1,713	Autoneum Holding AG *	322,139

See accompanying notes to the financial statements.	17

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
19,100	Baloise Holding AG (Registered)	2,335,906
2,147	Helvetia Patria Holding AG (Registered)	1,130,729
274,625	LafargeHolcim Ltd (Registered) *	17,436,048
1,564,866	Nestle SA (Registered)	115,278,855
31,731	Swatch Group AG (The) – Class BR	12,129,136
15,445	Swiss Life Holding AG (Registered) *	3,614,812
190,035	Swiss Re AG	16,291,447
34,824	Swisscom AG (Registered)	18,796,908
8,340	Vontobel Holding AG (Registered)	438,265
69,066	Zurich Insurance Group AG *	18,962,998

	Total Switzerland	293,075,902

	United Kingdom — 22.2%
701,889	Amlin Plc	5,525,262
5,840,760	AstraZeneca Plc	364,399,885
2,022,287	BAE Systems Plc	13,920,139
6,735,346	Balfour Beatty Plc	28,020,736
3,674	BG Group Plc	55,762
59,974,192	BP Plc	332,422,810
1,607,591	British American Tobacco Plc	85,125,882
47,373	BT Group Plc	316,034
506,551	Bunzl Plc	13,403,538
910,405	Cairn Energy Plc *	2,104,329
1,121,224	Carillion Plc	5,847,362
22,705,711	Centrica Plc	84,073,257
2,850,303	Cobham Plc	12,214,539
1,442,712	Compass Group Plc	22,755,309
4,909,957	Debenhams Plc	5,660,760
1,389,618	Dixons Carphone Plc	9,148,621
1,370,336	Drax Group Plc	6,137,207
9,857,689	FirstGroup Plc *	16,359,337
12,875,790	GlaxoSmithKline Plc	262,892,860
202,340	Halfords Group Plc	1,610,998
5,037,027	Home Retail Group Plc	11,710,890
1,094	Imperial Tobacco Group Plc	52,658
1,577,903	Inchcape Plc	17,562,298
446,600	Intermediate Capital Group Plc	3,633,487
4,444,001	J Sainsbury Plc	16,449,153
6,586,255	Kingfisher Plc	35,793,260
5,615,619	Man Group Plc	13,732,749
3,986,785	Marks & Spencer Group Plc	31,654,761
104,963	Micro Focus International Plc	2,096,494
155,252	Mitie Group Plc	703,534
144,872	National Express Group Plc	657,331
2,198,139	Pearson Plc	38,108,175
1,062,233	Reckitt Benckiser Group Plc	93,066,933
9,736,022	Royal Dutch Shell Plc A Shares (London)	253,645,573
7,133,276	Royal Dutch Shell Plc B Shares (London)	186,243,337

Shares / Par Value		Description	Value ($)

		United Kingdom — continued
	1,112,573	Royal Mail Plc	7,866,190
	986,647	RSA Insurance Group Plc	7,701,915
	660,235	Sage Group Plc (The)	5,184,824
	612,663	Scottish & Southern Energy Plc	13,729,260
	37,469,623	Tesco Plc	108,752,899
	5,850,837	Thomas Cook Group Plc *	9,554,181
	135,791	Unilever Plc	5,445,885
	69,092,934	Vodafone Group Plc	237,917,439
	12,996,991	William Morrison Supermarket Plc	33,362,765
	1,160,339	WPP Plc	23,885,891

		Total United Kingdom	2,430,506,509

		TOTAL COMMON STOCKS (COST $11,515,315,014)	10,631,916,313

		PREFERRED STOCKS — 0.9%

		Germany — 0.9%
	963,111	Porsche Automobil Holding SE	66,881,972
	196,506	Volkswagen AG	37,232,587

		Total Germany	104,114,559

		TOTAL PREFERRED STOCKS (COST $131,769,750)	104,114,559

		MUTUAL FUNDS — 0.8%

		United States — 0.8%
		Affiliated Issuers
	3,325,320	GMO U.S. Treasury Fund	83,133,000

		TOTAL MUTUAL FUNDS (COST $83,133,000)	83,133,000

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
AUD	839,769	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 1.05%, due 09/01/15	597,621
JPY	199,416,280	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 09/01/15	1,644,874
CAD	213,226	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/15	162,075
SGD	43,811	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/15	31,049
NOK	7,204,762	DnB Nor Bank (Oslo) Time Deposit, 0.13%, due 09/01/15	870,950
USD	10,479,777	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/01/15	10,479,777

18	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)

		Time Deposits — continued
USD	5,682,846	Sumitomo (Tokyo) Time Deposit, 0.06%, due 09/01/15	5,682,846

		Total Time Deposits	19,469,192

		TOTAL SHORT-TERM INVESTMENTS (COST $19,469,192)	19,469,192

		TOTAL INVESTMENTS — 99.2% (Cost $11,749,686,956)	10,838,633,064
		Other Assets and Liabilities (net) — 0.8%	88,294,851

		TOTAL NET ASSETS — 100.0%	$10,926,927,915

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

See accompanying notes to the financial statements.	19

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.7%
Mutual Funds	1.2
Preferred Stocks	0.9
Short-Term Investments	0.3
Other	0.9

100.0%

Country Summary**	% of Investments
United Kingdom	24.1%
Japan	20.1
France	16.0
Germany	11.3
Canada	6.2
Spain	4.5
Other Developed***	3.7
Italy	3.6
Switzerland	3.5
Netherlands	1.6
Australia	1.5
Norway	1.5
Sweden	1.4
Hong Kong	1.0

100.0%

Industry Group Summary	% of Equity Investments****
Energy	16.3%
Telecommunication Services	13.0
Pharmaceuticals, Biotechnology & Life Sciences	12.6
Automobiles & Components	11.3
Capital Goods	9.7
Utilities	6.2
Materials	5.3
Banks	4.2
Food, Beverage & Tobacco	3.5
Food & Staples Retailing	3.2
Insurance	2.6
Media	2.4
Technology Hardware & Equipment	2.3
Retailing	1.4
Household & Personal Products	1.4
Transportation	1.2
Real Estate	1.2
Consumer Durables & Apparel	0.9
Diversified Financials	0.5
Consumer Services	0.4
Software & Services	0.3
Health Care Equipment & Services	0.1

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.
**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

20

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%

	Australia — 1.5%
141,289	AMP Ltd	597,646
7,484	ASX Ltd	209,912
117,222	Australia & New Zealand Banking Group Ltd	2,331,419
518,419	BlueScope Steel Ltd	1,592,617
50,451	Commonwealth Bank of Australia	2,695,410
21,978	Dexus Property Group (REIT)	115,022
305,524	Federation Centres (REIT)	614,181
84,752	Goodman Group (REIT)	366,291
94,070	GPT Group (The) (REIT)	300,636
127,285	Insurance Australia Group Ltd	458,866
20,968	JB Hi–Fi Ltd	283,279
29,207	Lend Lease Group	288,999
24,452	Macquarie Group Ltd	1,319,795
124,046	Mirvac Group (REIT)	154,212
77,421	National Australia Bank Ltd	1,716,695
13,675	Shopping Centres Australasia Property Group (REIT)	19,158
487,870	Stockland (REIT)	1,355,523
67,586	Suncorp Group Ltd	616,753
603,412	TABCORP Holdings Ltd	1,990,201
406,193	Telstra Corp Ltd	1,666,460
107,145	Westfield Corp (REIT)	741,956
127,416	Westpac Banking Corp	2,829,320
186,531	Woodside Petroleum Ltd	4,293,153

	Total Australia	26,557,504

	Austria — 0.3%
106,150	OMV AG	2,717,556
97,877	Voestalpine AG	3,568,456

	Total Austria	6,286,012

	Belgium — 0.9%
60,711	Ageas	2,478,441
95,536	Delhaize Group	8,548,233
143,298	Proximus	5,140,129

	Total Belgium	16,166,803

	Canada — 6.0%
79,600	Bank of Nova Scotia (The)	3,643,594
54,100	Bank of Montreal	2,919,657
31,100	BCE Inc	1,257,616
33,400	Canadian Imperial Bank of Commerce	2,454,733
1,300	Canadian Natural Resources Ltd	29,298
3,600	Canadian Tire Corp Ltd – Class A	339,860
6,200	Cenovus Energy Inc	89,871
14,200	CI Financial Corp	339,457
900	Fairfax Financial Holdings Ltd	418,504

Shares	Description	Value ($)
	Canada — continued
14,000	Great-West Lifeco Inc	357,875
6,000	IGM Financial Inc	171,709
1,000	Imperial Oil Ltd	35,307
5,700	Intact Financial Corp	394,485
64,000	Magna International Inc	3,158,164
126,700	Manulife Financial Corp	2,059,020
28,900	National Bank of Canada	951,178
20,300	Power Corp of Canada	444,390
12,900	Power Financial Corp	317,107
101,800	Royal Bank of Canada	5,674,986
419,600	Suncor Energy Inc	11,883,776
35,900	Sun Life Financial Inc	1,141,181
115,200	Toronto-Dominion Bank (The)	4,595,391
292,172	Valeant Pharmaceuticals International Inc *	67,374,863

	Total Canada	110,052,022

	Denmark — 0.6%
4,694	AP Moeller – Maersk A/S – Class B	7,994,199
35,304	Carlsberg A/S	2,667,547
4,081	Tryg A/S	80,114

	Total Denmark	10,741,860

	Finland — 0.6%
223,921	Fortum Oyj	3,624,641
226,372	Nokia Oyj	1,420,251
22,473	Sampo Oyj – A Shares	1,082,628
271,838	UPM – Kymmene Oyj	4,518,687

	Total Finland	10,646,207

	France — 15.6%
259,440	AXA SA	6,535,033
117,444	BNP Paribas	7,397,868
130,028	Bouygues SA	4,951,635
47,308	Carrefour SA	1,535,982
28,644	Casino Guichard-Perrachon SA	1,809,442
22,986	Christian Dior SE	4,255,121
72,650	Cie Generale des Etablissements Michelin – Class B	7,015,090
29,231	CNP Assurances	450,772
183,626	Compagnie de Saint-Gobain	8,427,878
82,141	Danone SA	5,088,922
82,271	Electricite de France	1,774,659
877,732	Engie	15,676,275
222	LVMH Moet Hennessy Louis Vuitton SE	36,950
1,265,693	Orange SA	20,017,256
1,215	Peugeot SA *	20,888
387,904	Renault SA	32,120,937
27,678	Rexel SA	424,003
399,384	Sanofi	39,284,089
279,361	Schneider Electric SE	17,608,361

See accompanying notes to the financial statements.	21

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	France — continued
9,373	SCOR SE	329,909
53,644	Societe Generale	2,606,468
3,767	Suez Environnement Co	67,756
1,700,650	Total SA	78,410,815
90,110	Veolia Environnement SA	1,968,001
80,902	Vinci SA	5,203,900
876,127	Vivendi SA	21,625,284

	Total France	284,643,294

	Germany — 10.1%
54,034	Allianz SE (Registered)	8,609,394
38,923	Aurubis AG	2,576,847
558,200	BASF SE	44,849,607
134,402	Bayerische Motoren Werke AG	12,352,992
366,881	Daimler AG (Registered)	29,407,183
282,664	Deutsche Lufthansa AG (Registered) *	3,429,831
1,033,936	Deutsche Telekom AG (Registered)	17,637,432
20,487	Duerr AG	1,580,685
931,575	E.ON AG	10,527,581
23,645	Fresenius Medical Care AG & Co	1,800,945
5,393	Hannover Rueck SE	547,339
22,100	HeidelbergCement AG	1,666,700
89,581	K+S AG (Registered)	3,343,486
118,087	Metro AG	3,433,422
22,822	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,186,289
73,489	ProSiebenSat.1 Media SE	3,569,273
306,650	RWE AG	4,591,438
275,923	Siemens AG (Registered)	27,350,305
17,001	Volkswagen AG	3,170,567

	Total Germany	184,631,316

	Hong Kong — 1.0%
77,400	Bank of East Asia Ltd (The)	267,377
446,000	BOC Hong Kong Holdings Ltd	1,507,115
19,500	CK Hutchison Holdings Ltd	259,472
1,840,000	Esprit Holdings Ltd	1,543,643
143,000	Hang Lung Properties Ltd	323,734
51,700	Hang Seng Bank Ltd	920,233
93,000	Henderson Land Development Co Ltd	574,645
90,000	HKT Trust & HKT Ltd	104,303
162,500	Hongkong Land Holdings Ltd	1,125,881
10,000	Kerry Properties Ltd	29,998
93,000	Link (REIT)	493,745
460,000	New World Development Co Ltd	466,980
89,000	Power Assets Holdings Ltd	766,678
88,000	Sino Land Co Ltd	130,845
420,000	SJM Holdings Ltd	380,275
221,392	Sun Hung Kai Properties Ltd	2,806,335
49,200	Swire Properties Ltd	151,173

Shares	Description	Value ($)
	Hong Kong — continued
164,000	Swire Pacific Ltd	1,795,817
91,500	Techtronic Industries Co Ltd	331,488
360,000	Wharf Holdings Ltd (The)	2,030,907
26,000	Wheelock & Co Ltd	118,537
3,738,000	Xinyi Glass Holdings Ltd	1,697,545
198,500	Yue Yuen Industrial Holdings	711,561

	Total Hong Kong	18,538,287

	Ireland — 0.2%
111,405	CRH Plc	3,329,827

	Israel — 0.3%
31,684	Bank Hapoalim BM	160,696
30,253	Bank Leumi Le-Israel BM *	110,229
526,712	Bezeq Israeli Telecommunication Corp Ltd	945,566
41,600	Check Point Software Technologies Ltd *	3,245,216
40,063	Partner Communications Co Ltd *	174,803

	Total Israel	4,636,510

	Italy — 3.5%
3,857,430	Enel SPA	17,345,894
1,765,316	ENI SPA	29,138,189
12,891	EXOR SPA	591,588
2,952	Fiat Chrysler Automobiles NV *	41,388
165,277	Finmeccanica SPA *	2,233,347
441,771	Mediaset SPA	2,111,786
65,621	Mediolanum SPA	517,328
7,692	Snam Rete Gas SPA	37,577
5,219,386	Telecom Italia SPA *	6,334,456
6,452,961	Telecom Italia SPA-Di RISP	6,466,933

	Total Italy	64,818,486

	Japan — 19.6%
252,800	Aeon Co Ltd	3,791,490
97,700	Aisin Seiki Co Ltd	3,513,055
160,000	Aozora Bank Ltd	584,122
443,000	Asahi Glass Co Ltd	2,624,381
411,000	Asahi Kasei Corp	3,269,138
78,000	Bank of Yokohama Ltd (The)	476,289
139,800	Bridgestone Corp	4,674,578
323,400	Canon Inc	9,853,054
14,700	Central Japan Railway Co	2,406,767
44,000	Chiba Bank Ltd (The)	320,347
87,800	Chubu Electric Power Co Inc	1,359,101
90,400	Daihatsu Motor Co Ltd	1,102,861
63,200	Daiichi Sankyo Co Ltd	1,216,341
28,701	Daito Trust Construction Co Ltd	3,135,167
28,800	Daiwa House Industry Co Ltd	706,072
99,000	Daiwa Securities Group Inc	684,307
3,100	Dentsu Inc	158,699

22	See accompanying notes to the financial statements.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
114,100	FujiFilm Holdings Corp	4,677,227
59,300	Fuji Heavy Industries Ltd	2,073,059
13,530	Hakuhodo DY Holdings Inc	135,034
143,974	Haseko Corp	1,683,867
479,700	Honda Motor Co Ltd	15,088,528
474,100	Inpex Corp	4,805,566
53,500	Isuzu Motors Ltd	606,056
1,379,400	Itochu Corp	16,543,498
79,900	JFE Holdings Inc	1,237,331
436,730	JX Holdings Inc	1,689,900
91,920	K’s Holdings Corp	2,928,542
986,000	Kawasaki Kisen Kaisha Ltd	2,188,719
562,024	KDDI Corp	13,945,995
638,000	Kobe Steel Ltd	854,180
7,600	Koito Manufacturing Co Ltd	259,707
82,600	Komatsu Ltd	1,367,861
232,314	Kyocera Corp	11,380,838
279,600	Leopalace21 Corp *	1,359,174
1,316,300	Marubeni Corp	7,211,968
694	Medipal Holdings Corp	11,971
408,900	Mitsubishi Chemical Holdings Corp	2,318,746
972,000	Mitsubishi Corp	18,057,967
2,100	Mitsubishi Motors Corp	16,059
1,212,100	Mitsubishi UFJ Financial Group Inc	7,995,230
1,084,000	Mitsui & Co Ltd	14,096,061
3,478,400	Mizuho Financial Group Inc	7,123,656
24,300	MS&AD Insurance Group Holdings Inc	763,973
655,200	Nippon Telegraph & Telephone Corp	24,990,742
829,000	Nippon Steel & Sumitomo Metal Corp	1,699,968
560,000	Nippon Yusen Kabushiki Kaisha	1,468,378
55,008	Nipro Corp	628,555
5,548,100	Nissan Motor Co Ltd	49,896,389
29,600	Nitori Holdings Co Ltd	2,349,387
4,500	NOK Corp	110,617
463,400	Nomura Holdings Inc	2,907,009
68,897	North Pacific Bank Ltd	276,642
654,800	NTT Docomo Inc	13,733,618
161,400	ORIX Corp	2,163,314
651,000	Osaka Gas Co Ltd	2,641,558
117,900	Otsuka Holdings Co Ltd	4,023,127
387,500	Resona Holdings Inc	1,953,117
325,200	Ricoh Co Ltd	3,170,423
10,148	Ryohin Keikaku Co Ltd	2,252,250
42,000	Sekisui Chemical Co Ltd	462,541
231,800	Sekisui House Ltd	3,455,150
214,000	Shinsei Bank Ltd	461,282
24,000	Shizuoka Bank Ltd (The)	252,555
1,249,100	Sojitz Corp	2,637,787
27,400	Sompo Japan Nipponkoa Holdings Inc	904,959
87,200	Sony Corp *	2,248,538

Shares	Description	Value ($)
	Japan — continued
31,500	Sony Financial Holdings Inc	589,158
775,600	Sumitomo Corp	8,226,287
1,000	Sumitomo Rubber Industries Ltd	14,129
58,400	Sumitomo Electric Industries Ltd	799,149
220,000	Sumitomo Metal Mining Co Ltd	2,792,702
132,500	Sumitomo Mitsui Financial Group Inc	5,408,182
304,000	Sumitomo Mitsui Trust Holdings Inc	1,254,879
3,800	Suruga Bank Ltd	72,584
6,800	Suzuki Motor Corp	230,903
46,700	T&D Holdings Inc	626,927
71,100	Takeda Pharmaceutical Co., Ltd	3,487,785
36,400	Tokio Marine Holdings Inc	1,457,128
297,600	Tokyo Electric Power Co Inc (The) *	2,037,872
129,000	Tokyo Gas Co Ltd	704,787
60,000	TonenGeneral Sekiyu KK	600,492
11,000	Toyota Industries Corp	544,123
211,800	Toyota Tsusho Corp	4,873,163
273,700	Toyota Motor Corp	16,177,379
4,900	USS Co Ltd	86,777
28,900	West Japan Railway Co	1,950,520
38,700	Yamaha Motor Co Ltd	745,011

	Total Japan	357,664,325

	Malta — 0.0%
15,998,662	BGP Holdings Plc *	—

	Netherlands — 1.5%
38,311	Aegon NV	235,966
11,966	Boskalis Westminster	622,784
16,778	Heineken Holding NV	1,169,901
16,414	Heineken NV	1,297,291
14,423	ING Groep NV GDR	220,996
574,028	Koninklijke Ahold NV	11,321,346
13,974	Koninklijke KPN NV	54,284
42,466	Koninklijke DSM NV	2,230,645
382,522	PostNL NV *	1,443,591
118,622	Unilever NV CVA GDR	4,753,723
28,280	Wereldhave NV (REIT)	1,618,649
88,323	Wolters Kluwer NV	2,794,400

	Total Netherlands	27,763,576

	New Zealand — 0.2%
122,666	Chorus Ltd *	197,944
386,066	Fletcher Building Ltd	1,759,611
953,461	Spark New Zealand Ltd	2,039,597

	Total New Zealand	3,997,152

	Norway — 1.5%
57,534	DNB ASA	819,069
698,379	Statoil ASA	10,643,971

See accompanying notes to the financial statements.	23

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Norway — continued
357,420	Telenor ASA	7,107,443
186,746	Yara International ASA	8,333,216

	Total Norway	26,903,699

	Portugal — 0.3%
1,476,487	EDP-Energias de Portugal SA	5,155,847

	Singapore — 0.3%
68,400	CapitaLand Mall Trust (REIT)	92,928
213,000	CapitaLand Ltd	426,887
73,900	DBS Group Holdings Ltd	931,459
192,546	Ezra Holdings Ltd *	17,966
9,631,500	Golden Agri-Resources Ltd	2,151,257
93,200	Oversea-Chinese Banking Corp Ltd	590,192
46,600	United Overseas Bank Ltd	640,687
272,000	Yangzijiang Shipbuilding Holdings Ltd	212,052

	Total Singapore	5,063,428

	Spain — 4.4%
89,732	ACS Actividades de Construccion y Servicios SA	2,900,613
55,515	Enagas	1,514,834
133,667	Endesa SA	2,761,276
187,329	Gas Natural SDG SA	3,788,633
2,118,495	Iberdrola SA	14,325,471
213,366	Mapfre SA	626,397
2,132	Red Electrica Corp SA	169,646
549,165	Repsol YPF SA	7,829,987
3,258,404	Telefonica SA	45,918,957

	Total Spain	79,835,814

	Sweden — 1.4%
1,006,054	Ericsson LM – Class B	9,806,411
5,741	Industrivarden AB – C Shares	104,396
9,506	Investor AB – B Shares	341,714
273	L E Lundbergforetagen AB – B Shares	13,135
240,036	Sandvik AB	2,316,396
60,413	Skanska AB – B Shares	1,182,646
1,802,901	TeliaSonera AB	10,155,620
120,035	Volvo AB – Class B	1,303,491

	Total Sweden	25,223,809

	Switzerland — 3.4%
760,108	ABB Ltd (Registered) *	14,679,347
3,031	Baloise Holding AG (Registered) *	370,687
142	Helvetia Holding AG (Registered)	74,785
60,350	LafargeHolcim Ltd (Registered) *	3,831,645
183	LafargeHolcim Ltd (Registered) *	11,631
405,505	Nestle SA (Registered)	29,872,303
5,392	Swatch Group AG (The)	2,061,085

Shares	Description	Value ($)
	Switzerland — continued
2,554	Swiss Life Holding AG (Registered) *	597,749
31,719	Swiss Re AG	2,719,228
6,563	Swisscom AG (Registered)	3,542,503
16,701	Zurich Insurance Group AG *	4,585,484

	Total Switzerland	62,346,447

	United Kingdom — 23.5%
940,898	AstraZeneca Plc	58,701,800
611,546	BAE Systems Plc	4,209,494
179,723	BG Group Plc	2,727,760
11,113,817	BP Plc	61,601,268
355,033	British American Tobacco Plc	18,799,867
734,285	BT Group Plc	4,898,552
65,001	Bunzl Plc	1,719,952
4,067,583	Centrica Plc	15,061,187
270,977	Compass Group Plc	4,274,010
191,001	Dixons Carphone Plc	1,257,465
230,590	Drax Group Plc	1,032,724
2,454,134	GlaxoSmithKline Plc	50,107,551
661,383	Home Retail Group Plc	1,537,689
177,691	HSBC Holdings Plc	1,404,411
34,972	Imperial Tobacco Group Plc	1,683,339
716,130	J Sainsbury Plc	2,650,704
1,026,617	Kingfisher Plc	5,579,190
692,769	Marks & Spencer Group Plc	5,500,532
1,225	National Grid Plc	16,140
183	Next Plc	22,158
354,337	Pearson Plc	6,142,986
214,889	Reckitt Benckiser Group Plc	18,827,376
1,660,538	Royal Dutch Shell Plc A Shares (London)	43,260,801
1,145,785	Royal Dutch Shell Plc B Shares (London)	29,915,402
110,336	Royal Mail Plc	780,105
171,672	Sage Group Plc (The)	1,348,140
156,937	Scottish & Southern Energy Plc	3,516,825
103,187	Standard Chartered Plc	1,202,178
228,471	Standard Life Plc	1,445,922
6,729,208	Tesco Plc *	19,531,045
35,159	Unilever Plc	1,410,048
13,229,502	Vodafone Group Plc	45,555,009
72,936	WH Smith Plc	1,668,691
2,025,410	WM Morrison Supermarket Plc	5,199,148
283,576	WPP Plc	5,837,488

	Total United Kingdom	428,426,957

	TOTAL COMMON STOCKS (COST $1,925,743,941)	1,763,429,182

24	See accompanying notes to the financial statements.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 0.9%

		Germany — 0.9%
	154,978	Porsche Automobil Holding SE	10,762,243
	29,988	Volkswagen AG	5,681,917

		Total Germany	16,444,160

		TOTAL PREFERRED STOCKS (COST $20,084,122)	16,444,160

		MUTUAL FUNDS — 1.2%

		United States — 1.2%
		Affiliated Issuers
	878,800	GMO U.S. Treasury Fund	21,970,000

		TOTAL MUTUAL FUNDS (COST $21,970,000)	21,970,000

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
AUD	71,762	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 1.05%, due 09/01/15	51,070
USD	5,951,456	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.06%, due 09/01/15	5,951,456
JPY	29,919,400	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 09/01/15	246,788
SGD	7,210	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/15	5,110
NOK	1,137,059	DnB Nor Bank (Oslo) Time Deposit, 0.13%, due 09/01/15	137,454

		Total Time Deposits	6,391,878

		TOTAL SHORT-TERM INVESTMENTS (COST $6,391,878)	6,391,878

		TOTAL INVESTMENTS — 99.1% (Cost $1,974,189,941)	1,808,235,220
		Other Assets and Liabilities (net) — 0.9%	16,276,495

		TOTAL NET ASSETS — 100.0%	$1,824,511,715

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

See accompanying notes to the financial statements.	25

GMO International Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.6%
Mutual Funds	1.9
Preferred Stocks	1.0
Short-Term Investments	0.2
Rights/Warrants	0.0 ^
Other	0.3

100.0%

Country Summary**	% of Investments
United Kingdom	29.6%
Japan	23.9
Germany	7.5
France	5.1
Sweden	4.7
Italy	4.5
Other Developed***	3.6
Other Emerging****	3.2
Finland	3.2
Canada	2.9
Netherlands	2.5
China	2.3
South Korea	1.8
Spain	1.6
Taiwan	1.3
Belgium	1.2
Denmark	1.1

100.0%

Industry Group Summary	% of Equity Investments*****
Capital Goods	18.2%
Materials	12.1
Retailing	7.4
Energy	6.7
Consumer Durables & Apparel	5.6
Media	5.3
Transportation	5.3
Technology Hardware & Equipment	4.6
Software & Services	4.0
Automobiles & Components	3.9
Commercial & Professional Services	3.5
Consumer Services	3.3
Food, Beverage & Tobacco	3.2
Utilities	2.9
Food & Staples Retailing	2.6
Health Care Equipment & Services	2.6
Telecommunication Services	2.5
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Diversified Financials	1.4
Insurance	1.0
Real Estate	0.7
Banks	0.4
Semiconductors & Semiconductor Equipment	0.3
Commercial Services & Supplies	0.1
Household & Personal Products	0.1

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

26

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.6%

	Australia — 0.4%
799,578	Beach Energy Ltd	384,684
96,569	Downer Edi Ltd	248,990
121,930	TABCORP Holdings Ltd	402,155

	Total Australia	1,035,829

	Austria — 0.4%
3,925	Flughafen Wien AG	359,679
1,761,602	Immofinanz AG (Entitlement Shares) *	—
13,225	Oesterreichische Post AG	508,239
13,168	RHI AG	274,297

	Total Austria	1,142,215

	Belgium — 1.2%
32,398	bpost SA	788,125
5,391	Delhaize Group	482,368
2,336	Elia System Operator SA/NV	105,639
9,095	GIMV NV	431,245
15,893	Mobistar SA *	330,501
1,741	Tessenderlo Chemie NV – STRIP VVPR *	16
24,070	Umicore SA	960,486

	Total Belgium	3,098,380

	Brazil — 0.1%
243,000	Centrais Eletricas Brasileiras SA *	333,680
2,900	Cia de Saneamento de Minas Gerais-COPASA *	7,596

	Total Brazil	341,276

	Canada — 2.8%
13,600	ARC Resources Ltd	204,476
111,200	Bankers Petroleum Ltd *	198,632
87,500	Baytex Energy Corp	506,138
110,700	Bonavista Energy Corp	344,149
316,800	Canadian oil Sands Ltd	1,854,181
700	Dorel Industries Inc – Class B	18,851
88,100	Enerplus Corp	561,172
12,100	Freehold Royalties Ltd	100,435
48,800	MEG Energy Corp *	438,443
162,500	Pacific Exploration & Production Corp	550,889
41,600	Parex Resources Inc *	286,798
175,100	Pengrowth Energy Corp	256,874
326,500	Penn West Petroleum Ltd	255,621
30,000	Peyto Exploration & Development Corp	711,006
39,200	Raging River Exploration Inc *	250,587
30,200	Vermilion Energy Inc	1,046,303

	Total Canada	7,584,555

Shares	Description	Value ($)
	China — 2.3%
345,500	Agile Property Holdings Ltd	170,446
2,708,000	Bosideng International Holdings Ltd	251,199
1,132,000	China BlueChemical Ltd – Class H	325,727
998,000	China Communications Services Corp Ltd – Class H	369,183
425,000	China Lesso Group Holdings Ltd	298,255
586,000	China Shanshui Cement Group Ltd *	475,602
795,000	Dah Chong Hong Holdings Ltd	287,272
295,000	Digital China Holdings Ltd	258,814
2,663,000	GOME Electrical Appliances Holding Ltd	416,030
500,000	Harbin Power Equipment Co Ltd	261,732
1,272,000	Hengdeli Holdings Ltd	177,258
1,078,000	Huabao International Holdings Ltd	360,288
479,000	Kingboard Chemical Holdings Ltd	619,379
581,500	Kingboard Laminates Holdings Ltd	231,376
928,000	Real Nutriceutical Group Ltd	165,101
87,000	Shanghai Industrial Holdings Ltd	213,082
176,500	Shenzhen International Holdings Ltd	244,948
1,236,173	Shenzhen Investment Ltd	441,908
602,000	Sichuan Expressway Co Ltd – Class H	192,510
534,000	Skyworth Digital Holdings Ltd	310,439

	Total China	6,070,549

	Denmark — 1.1%
9,038	D/S Norden A/S *	213,045
13,906	FLSmidth & Co A/S	526,343
40,012	H Lundbeck A/S *	1,245,232
6,209	ISS A/S	216,304
48,349	TDC A/S	305,678
5,177	William Demant Holding A/S *	422,088

	Total Denmark	2,928,690

	Finland — 3.1%
9,425	Amer Sports Oyj – Class A	257,994
13,244	Cargotec Oyj Class B	419,152
37,866	Elisa Oyj	1,260,021
37,023	Kesko Oyj – Class B	1,329,914
8,629	Konecranes Oyj	272,127
49,080	Metso Oyj	1,209,099
13,555	Neste Oyj	347,505
40,787	Nokian Renkaat Oyj	1,099,315
25,852	Orion Oyj – Class B	1,022,576
32,288	Tieto Oyj	826,484
17,494	Valmet Oyj	175,917
45,417	YIT Oyj	263,155

	Total Finland	8,483,259

	France — 5.0%
78,085	Air France – KLM *	540,482
3,698	Casino Guichard-Perrachon SA	233,603

See accompanying notes to the financial statements.	27

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	France — continued
62,239	CGG SA *	297,364
16,901	Eiffage SA	1,082,864
36,698	Etablissements Maurel et Prom *	193,133
40,987	Havas SA	345,740
10,554	Imerys SA	725,910
16,084	IPSOS	366,357
31,341	Lagardere SCA	851,934
42,536	M6-Metropole Television	822,540
18,345	Neopost SA	632,237
17,106	Peugeot SA *	294,084
20,548	Rallye SA	502,338
142,632	Rexel SA	2,184,999
12,859	Seb SA	1,194,873
40,886	Societe Television Francaise 1	655,759
1,068,919	Solocal Group *	393,488
18,256	Suez Environnement Co	328,367
48,724	UbiSoft Entertainment SA *	911,243
42,472	Vallourec SA	542,224
21,912	Veolia Environnement SA	478,558

	Total France	13,578,097

	Germany — 6.9%
8,068	Aurubis AG	534,131
23,372	Axel Springer SE	1,412,626
7,245	Bechtle AG	624,895
29,812	Bilfinger SE	1,195,003
7,203	DMG Mori AG	275,575
10,000	ElringKlinger AG	239,064
4,896	Fraport AG Frankfurt Airport Services Worldwide	295,312
41,463	Freenet AG	1,315,110
3,783	Hannover Rueck SE	383,939
60,833	K+S AG (Registered)	2,270,507
12,440	KION Group AG *	552,167
52,123	Kloeckner & Co SE	471,395
14,030	Leoni AG	849,139
4,179	MTU Aero Engines Holding AG	373,990
19,250	Osram Licht AG	1,016,048
2,297	Pfeiffer Vacuum Technology AG	243,049
7,178	ProSiebenSat.1 Media SE (Registered)	348,627
22,674	Rheinmetall AG	1,395,535
26,491	Rhoen-Klinikum AG	710,094
18,709	Salzgitter AG	580,672
41,519	Software AG	1,144,378
31,640	Stada Arzneimittel AG	1,085,793
56,800	Suedzucker AG	827,344
11,641	Wincor Nixdorf AG	494,083

	Total Germany	18,638,476

Shares	Description	Value ($)
	Greece — 0.2%
111,009	Alapis Holding Industrial and Commercial SA *	5,107
51,055	Motor Oil (Hellas) Corinth Refineries SA *	533,102

	Total Greece	538,209

	Hong Kong — 0.9%
75,000	Kerry Properties Ltd	224,987
259,000	Kowloon Development Co Ltd	294,265
92,000	Luk Fook Holdings International Ltd	239,171
268,000	Man Wah Holdings Ltd	284,358
636,000	PCCW Ltd	332,624
352,000	Texwinca Holdings Ltd	334,940
732,000	Xinyi Glass Holdings Ltd	332,425
99,500	Yue Yuen Industrial Holdings	356,677

	Total Hong Kong	2,399,447

	Hungary — 0.2%
302,663	Magyar Telekom Telecommunications Plc *	430,782

	India — 0.1%
137,608	Jindal Steel & Power Ltd *	142,252

	Indonesia — 0.1%
3,756,600	Adaro Energy Tbk PT	158,875
42,939,000	Bakrie & Brothers Tbk PT *	152,808

	Total Indonesia	311,683

	Ireland — 0.5%
66,798	C&C Group Plc	266,009
2,222	Paddy Power Plc	244,814
24,647	Smurfit Kappa Group Plc	726,965

	Total Ireland	1,237,788

	Israel — 0.3%
204,721	Bezeq The Israeli Telecommunication Corp Ltd	367,520
267,474	Israel Discount Bank Ltd – Class A *	495,271

	Total Israel	862,791

	Italy — 4.4%
668,959	A2A SPA	818,231
29,529	Ansaldo STS SPA	314,018
46,280	Astaldi SPA	505,304
25,201	Autostrada Torino-Milano SPA	334,115
31,172	Buzzi Unicem SPA	530,063
44,430	Cementir SPA	264,444
37,372	Danieli & Co SPA – RSP	551,125
37,137	Finmeccanica SPA *	501,823
339,890	Hera SPA	868,289
442,465	Iren SPA	695,674

28	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
65,873	Italcementi SPA-Di RISP	736,249
6,198	Italmobiliare SPA	257,802
388,847	Mediaset SPA	1,858,795
46,950	Prysmian SPA	1,001,841
45,375	Recordati SPA	1,077,807
93,125	Salini Impregilo SPA	388,364
64,240	Societa Iniziative Autostradali e Servizi SPA	734,753
4,469	Tod’s SPA	407,915

	Total Italy	11,846,612

	Japan — 23.3%
7,950	Adastria Co Ltd	426,323
34,800	Alfresa Holdings Corp	635,306
18,200	Alpen Co Ltd	264,469
18,300	Aoyama Trading Co Ltd	681,534
61,600	Asatsu-DK Inc	1,270,405
17,000	Benesse Corp	450,572
42,100	BIC Camera Inc	405,865
63,500	Brother Industries Ltd	863,699
51,000	Calsonic Kansei Corp	355,870
31,700	Chiba Kogyo Bank Ltd (The)	178,693
13,100	Coca-Cola West Co Ltd	269,254
12,100	Cocokara fine Inc	484,340
41,300	Daihatsu Motor Co Ltd	503,852
20,800	Daiichikosho Co Ltd	787,324
66,200	DCM Holdings Co Ltd	521,432
57,900	Dena Co Ltd	1,056,072
147,000	Denki Kagaku Kogyo K K	624,860
242,000	DIC Corp	582,035
11,600	Electric Power Development Co Ltd	363,135
18,700	FamilyMart Co Ltd	865,912
8,800	Foster Electric Co Ltd	172,123
10,200	Fuji Media Holdings Inc	119,450
14,400	Fuji Soft Inc	240,870
96,800	Futaba Industrial Co Ltd	362,426
194,000	Godo Steel Ltd	313,636
37,100	Gree Inc	174,742
47,300	Gulliver International Co Ltd	416,953
190,000	Gunze Ltd	592,651
3,002	Hakuhodo DY Holdings Inc	29,961
183,000	Hanwa Co Ltd	766,274
13,800	Heiwa Corp	271,204
32,300	Hitachi Chemical Co Ltd	494,426
20,700	Hitachi Construction Machinery Co Ltd	299,578
335,000	Ishihara Sangyo Kaisha Ltd *	302,593
43,700	IT Holdings Corp	1,021,989
42,900	Itochu Enex Co Ltd	370,260
8,200	Itochu Techno-Solutions Corp	180,436
66,700	Japan Display Inc *	209,003
20,500	Japan Petroleum Exploration Co	603,671

Shares	Description	Value ($)
	Japan — continued
35,400	JSR Corp	554,963
22,800	K’s Holdings Corp	726,401
59,500	Kamei Corp	629,238
93,000	Kaneka Corp	752,325
380,000	Kanematsu Corp	583,752
259,000	Kawasaki Kisen Kaisha Ltd	574,927
16,100	Keihin Corp	222,411
246,000	Kobe Steel Ltd	329,354
58,900	Kohnan Shoji Co Ltd	768,384
11,400	Komeri Co Ltd	253,675
39,700	Konaka Co Ltd	202,645
59,400	Konica Minolta Holdings Inc	650,395
159,000	Krosaki Harima Corp	330,341
180,000	Kurabo Industries Ltd	351,227
83,300	Kuraray Co Ltd	982,091
17,400	Kurita Water Industries Ltd	360,671
28,800	Maruha Nichiro Corp	432,107
44,900	Medipal Holdings Corp	774,522
19,800	Miraca Holdings Inc	846,956
47,200	Misawa Homes Co Ltd	337,646
203,000	Mitsubishi Steel Manufacturing Co Ltd	391,785
126,000	Mitsui Chemicals Inc	424,960
317,000	Mitsui Engineering & Shipbuilding Co Ltd	491,747
166,000	Mitsui Mining & Smelting Co Ltd	339,946
153,000	Mitsui OSK Lines Ltd	430,382
160,000	Morinaga Milk Industry Co Ltd	776,197
22,500	Namura Shipbuilding Co Ltd	163,929
32,100	Nexon Co Ltd	445,980
48,300	NHK Spring Co Ltd	465,755
73,000	Nichias Corp	465,802
38,200	Nikon Corp	488,289
357,400	Nippon Coke & Engineering Co Ltd	309,247
284,500	Nippon Light Metal Co Ltd	437,592
49,800	Nippon Paper Industries Co Ltd	813,174
70,000	Nippon Soda Co Ltd	401,672
32,000	Nippon Synthetic Chemical Industry Co Ltd	229,499
137,000	Nippon Electric Glass Co Ltd	603,407
72,000	Nippon Flour Mills Co Ltd	458,363
138,600	Nippon Steel & Sumitomo Metal Corp	284,217
256,000	Nippon Yusen Kabushiki Kaisha	671,258
43,900	Nipro Corp	501,628
33,400	Nissan Shatai Co Ltd	390,263
48,400	Nisshin Seifun Group Inc	659,804
16,900	NOK Corp	415,430
132,000	OJI Paper Co Ltd	609,318
19,600	Okinawa Electric Power Co	461,371
186,700	Orient Corp *	303,527
1,000	Osaka Steel Co Ltd	15,386
76,000	Press Kogyo Co Ltd	297,973
49,000	Rengo Co Ltd	196,437

See accompanying notes to the financial statements.	29

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
21,500	Rohto Pharmaceutical Co Ltd	369,840
3,800	Round One Corp	17,118
175,000	Ryobi Ltd	693,976
4,600	Sankyo Co Ltd	177,026
66,000	Sankyu Inc	331,189
14,800	Sega Sammy Holdings Inc	155,933
10,000	Shimamura Co Ltd	922,338
31,000	ShinMaywa Industries Ltd	323,609
31,100	Showa Corp	262,090
481,000	Showa Denko KK	550,699
49,700	Showa Shell Sekiyu KK	425,624
47,400	Sodick Co Ltd	321,760
726,900	Sojitz Corp	1,535,031
157,000	Sumitomo Heavy Industries Ltd	678,492
52,200	Sumitomo Rubber Industries Ltd	737,558
70,300	Sumitomo Forestry Co Ltd	786,340
3,800	Sundrug Co Ltd	213,543
24,000	Suzuken Co Ltd	822,430
51,000	Takashimaya Co Ltd	440,757
21,100	Toho Holdings Co Ltd	463,815
10,500	Tokai Rika Co Ltd	222,399
187,000	Tokuyama Corp *	314,503
125,000	Toppan Printing Co Ltd	1,036,740
147,000	Topy Industries Ltd	322,010
69,000	Toshiba TEC Corp	256,246
139,000	Tosoh Corp	655,085
32,000	Toyo Tire & Rubber Co Ltd	714,276
20,800	Toyoda Gosei Co Ltd	406,307
10,000	Toyo Suisan Kaisha Ltd	374,392
23,200	TS Tech Co Ltd	620,576
28,500	Tsumura & Co	634,507
44,400	T–Gaia Corp	726,416
433,000	Ube Industries Ltd	747,181
16,800	Unipres Corp	312,379
99,600	UNY Co Ltd	618,513
17,000	Xebio Co Ltd	321,693
356,400	Yamada Denki Co Ltd	1,371,229
32,000	Yokohama Rubber Co Ltd (The)	627,069
34,000	Zeon Corp	281,423

	Total Japan	62,933,679

	Netherlands — 2.4%
31,694	Aalberts Industries NV	983,171
19,376	Arcadis NV	485,562
11,597	ASM International NV	435,915
17,652	Boskalis Westminster	918,719
15,556	Koninklijke Ten Cate NV	419,320
411,952	PostNL NV *	1,554,656
88,711	TNT Express NV	749,325
58,092	TomTom NV *	581,936

Shares	Description	Value ($)
	Netherlands — continued
13,312	Wolters Kluwer NV	421,171

	Total Netherlands	6,549,775

	Norway — 0.4%
34,550	Det Norske Oljeselskap ASA *	206,228
54,803	Petroleum Geo-Services ASA	248,730
33,756	Subsea 7 SA *	290,365
14,739	TGS Nopec Geophysical Co ASA	288,750

	Total Norway	1,034,073

	Philippines — 0.1%
1,255,300	Lopez Holding Corp	181,623

	Poland — 0.4%
26,607	Asseco Poland SA	368,433
30,419	Grupa Lotos SA *	241,001
470,783	Tauron Polska Energia SA	436,429

	Total Poland	1,045,863

	Portugal — 0.5%
78,069	CTT-Correios de Portugal SA	807,206
77,861	Portucel Empresa Produtora de Pasta e Papel SA	278,071
287,038	Sonae	364,934

	Total Portugal	1,450,211

	Russia — 0.4%
40,867	Severstal PAO GDR (Registered Shares)	433,729
19,757	Tatneft PAO Sponsored ADR	557,637

	Total Russia	991,366

	Singapore — 0.2%
278,500	Ho Bee Land Ltd	394,712
260,000	Yangzijiang Shipbuilding Holdings Ltd	202,697

	Total Singapore	597,409

	South Africa — 0.6%
233,723	Aveng Ltd *	84,406
18,705	Barloworld Ltd	120,005
97,523	Gold Fields Ltd	313,285
90,551	Lewis Group Ltd	426,573
114,471	Telkom South Africa Ltd	547,865
27,558	Truworths International Ltd	182,586

	Total South Africa	1,674,720

	South Korea — 1.7%
9,756	BNK Financial Group Inc	114,730
6,258	Daelim Industrial Co Ltd	355,714
40	Dongwon Industries Co Ltd	11,695

30	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
11,937	Hanwha Corp	424,927
1,683	Hyundai Department Store Co Ltd	214,106
8,601	Kolon Industries Inc	403,133
11,750	LF Corp	324,861
19,237	LG International Corp	427,365
3,921	LS Corp	103,175
318	Namyang Dairy Products Co Ltd	218,798
4,131	SeAH Steel Corp	241,112
3,986	Shinsegae Co Ltd	843,646
4,287	SK Gas Co Ltd	320,590
43,572	SK Networks Co Ltd	241,829
22,335	Sungwoo Hitech Co Ltd	147,896
281	Taekwang Industrial Co Ltd	282,841

	Total South Korea	4,676,418

	Spain — 1.6%
9,675	Acciona SA	717,755
12,473	ACS Actividades de Construccion y Servicios SA	403,193
6,150	Corp Financiera Alba SA	288,582
53,597	Distribuidora Internacional de Alimentacion SA	321,428
34,500	Ebro Puleva SA	696,434
14,954	Enagas	408,049
73,046	Indra Sistemas SA *	861,836
26,755	Mediaset Espana Comunicacion SA	318,549
19,092	Obrascon Huarte Lain SA	295,266

	Total Spain	4,311,092

	Sweden — 4.5%
124,845	ASecuritas AB – B Shares	1,589,785
24,032	Axfood AB	406,418
42,523	Betsson AB	752,114
44,550	Getinge AB – Class B	988,187
25,992	Holmen AB – Class B	731,018
139,220	Husqvarna AB – Class B	903,005
13,366	Intrum Justitia AB	458,284
22,970	JM AB	602,570
32,407	Meda AB	496,221
29,457	Modern Times Group AB – Class B	798,306
33,110	NCC AB – Class B	965,407
86,934	Peab AB	617,309
30,668	SAAB AB – Class B	782,604
73,797	SSAB Svenskt Stal AB Series A *	309,417
128,867	Tele2 AB – B Shares	1,270,160
36,371	Trelleborg AB – B Shares	592,812

	Total Sweden	12,263,617

	Switzerland — 0.0%
54	Fischer (George) AG (Registered)	32,399

Shares	Description	Value ($)
	Switzerland — continued
49	Helvetia Patria Holding AG (Registered)	25,806
309	Sulzer AG	31,503

	Total Switzerland	89,708

	Taiwan — 1.2%
520,612	Acer Inc *	192,489
206,250	Coretronic Corp	164,204
252,558	Kenda Rubber Industrial Co Ltd	340,127
521,595	Lite-On Technology Corp	477,978
175,000	Micro-Star International Co Ltd	135,678
190,000	Powertech Technology Inc	327,562
430,000	ProMOS Technologies Inc * (a) (b)	—
76,000	Simplo Technology Co Ltd	252,154
164,000	Synnex Technology International Corp	174,557
179,000	Tripod Technology Corp	251,290
392,000	Unimicron Technology Corp	152,029
1,210,097	Wistron Corp	599,483
262,000	WPG Holdings Co Ltd	247,782

	Total Taiwan	3,315,333

	Thailand — 0.1%
481,400	Banpu Pcl (Foreign Registered)	276,535

	Turkey — 0.3%
739,512	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS – Class D	322,478
244,876	Tekfen Holding AS	336,167
165,888	Turkiye Sise ve Cam Fabrikalari AS	161,823

	Total Turkey	820,468

	United Kingdom — 28.9%
33,776	3i Group Plc	252,842
15,732	Admiral Group Plc	372,353
12,182	Aggreko Plc	198,123
26,555	Amec Foster Wheeler Plc	325,994
51,159	Amlin Plc	402,723
83,214	Ashmore Group Plc	332,409
38,112	Atkins WS Plc	853,456
7,138	AVEVA Group Plc	236,495
447,351	Balfour Beatty Plc	1,861,093
115,458	BBA Aviation Plc	513,363
105,393	Beazley Plc	537,748
42,860	Bellway Plc	1,623,380
48,681	Berkeley Group Holdings Plc (Unit Shares)	2,496,267
25,247	Bodycote Plc	245,760
38,549	Bovis Homes Group Plc	647,705
45,990	Britvic Plc	469,871
21,063	Cable & Wireless Communications Plc	19,267
377,924	Cairn Energy Plc *	873,541
75,554	Cape Plc	295,468

See accompanying notes to the financial statements.	31

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
316,176	Carillion Plc	1,648,908
593,440	Centamin Plc	544,523
15,900	Close Brothers Group Plc	360,505
421,165	Cobham Plc	1,804,838
85,635	Crest Nicholson Holdings Plc	720,070
17,673	Croda International Plc	779,766
98,555	Dairy Crest Group Plc	882,459
56,298	Davis Service Group (Ordinary)	856,995
20,787	DCC Plc	1,541,790
949,062	Debenhams Plc	1,094,187
60,638	Direct Line Insurance Group Plc	326,851
132,589	Drax Group Plc	593,815
272,608	DS Smith Plc	1,638,364
279,659	Electrocomponents Plc	783,242
365,655	EnQuest Plc *	188,419
419,196	Enterprise Inns Plc *	769,996
1,450	Essentra Plc	18,853
272,650	Evraz Plc *	328,059
630,679	FirstGroup Plc *	1,046,644
23,395	Galliford Try Plc	618,709
21,667	Go-Ahead Group Plc	836,374
101,254	Greene King Plc	1,269,425
54,356	Greggs Plc	945,853
150,036	Halfords Group Plc	1,194,563
100,997	Halma Plc	1,163,639
826,740	Home Retail Group Plc	1,922,138
45,037	HomeServe Plc	289,461
71,009	IMI Plc	1,121,594
197,335	Inchcape Plc	2,196,368
190,251	Informa Plc	1,678,188
1,665	Inmarsat Plc	24,874
34,102	Intermediate Capital Group Plc	277,450
73,547	Interserve Plc	652,929
34,605	John Wood Group Plc	337,135
47,501	Jupiter Fund Management Plc	322,833
93,955	KAZ Minerals Plc *	249,171
29,817	Keller Group Plc	446,698
17,272	Kier Group Plc	395,033
732,469	Ladbrokes Plc	1,112,827
34,364	Lancashire Holdings Ltd	342,518
144,102	Man Group Plc	352,395
402,250	Marston’s Plc	935,843
53,914	Meggitt Plc	392,118
97,044	Melrose Industries Plc	394,490
60,092	Micro Focus International Plc	1,200,256
232,053	Mitie Group Plc	1,051,562
269,022	National Express Group Plc	1,220,639
298,667	Ophir Energy Plc *	441,372
123,434	Pace Plc	645,065
55,954	Paragon Group of Cos Plc (The)	352,539

Shares	Description	Value ($)
	United Kingdom — continued
25,377	Petrofac Ltd	345,231
87,119	Playtech Ltd	1,138,993
149,989	Premier Farnell Plc	299,871
548,257	Premier Foods Plc *	292,698
413,055	Premier Oil Plc *	659,390
8,161	Provident Financial Plc	366,153
137,755	Qinetiq Group Plc	489,285
12,198	Rentokil Initial Plc	27,640
164,511	Rexam Plc	1,349,596
316,740	Rotork Plc	1,010,440
38,286	RPS Group Plc	136,459
48,656	RSA Insurance Group Plc	379,816
50,877	Segro Plc (REIT)	324,316
139,052	Senior Plc	605,613
635,808	Serco Group Plc *	1,096,335
153,023	SIG Plc	438,226
61,648	Spectris Plc	1,713,831
21,233	Spirax-Sarco Engineering Plc	1,029,330
135,212	Stagecoach Group Plc	752,073
25,663	TalkTalk Telecom Group Plc	117,593
218,765	Tate & Lyle Plc	1,800,258
201,969	Thomas Cook Group Plc *	329,807
184,744	Trinity Mirror Plc	386,380
53,120	Tullett Prebon Plc	305,084
284,706	Tullow Oil Plc *	970,434
159,215	UBM Plc	1,194,556
47,026	UDG Healthcare Plc	362,989
24,765	Ultra Electronics Holdings Plc	665,367
110,144	Vesuvius Plc	667,328
27,088	Victrex Plc	741,184
34,956	Weir Group Plc	748,255
75,901	WH Smith Plc	1,736,526
442,723	William Hill Plc	2,426,736
80,384	William Morrison Supermarket Plc	206,343

	Total United Kingdom	77,984,337

	TOTAL COMMON STOCKS (COST $279,743,756)	260,867,117

	PREFERRED STOCKS — 1.0%

	Brazil — 0.6%
4,100	Banco do Estado do Rio Grande do Sul SA – Class B	8,739
156,500	Bradespar SA	404,342
109,100	Centrais Eletricas Brasileiras SA – Class B	225,922
91,000	Cia Energetica de Sao Paulo – Class B	404,734
40,600	Cia Paranaense de Energia – Class B	347,042
166,900	Metalurgica Gerdau SA	138,522

	Total Brazil	1,529,301

32	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		Germany — 0.4%
	3,261	Draegerwerk AG & Co	308,906
	10,292	Jungheinrich AG	718,284

		Total Germany	1,027,190

		TOTAL PREFERRED STOCKS (COST $3,043,202)	2,556,491

		RIGHTS/WARRANTS — 0.0%

		Malaysia — 0.0%
	11,833	Coastal Contracts Warrants, Expires 07/18/16 *	563

		TOTAL RIGHTS/WARRANTS (COST $0)	563

		MUTUAL FUNDS — 1.9%

		United States — 1.9%
		Affiliated Issuers
	209,048	GMO U.S. Treasury Fund	5,226,207

		TOTAL MUTUAL FUNDS (COST $5,226,207)	5,226,207

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
CAD	13,464	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/15	10,234
EUR	583	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.22)%, due 09/01/15	654
JPY	1,669,920	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/15	13,774
ZAR	197	Brown Brothers Harriman (Grand Cayman) Time Deposit, 5.05%, due 09/01/15	15
USD	571,982	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/01/15	571,982

		Total Time Deposits	596,659

		TOTAL SHORT-TERM INVESTMENTS (COST $596,659)	596,659

		TOTAL INVESTMENTS — 99.7% (Cost $288,609,824)	269,247,037
		Other Assets and Liabilities (net) — 0.3%	686,621

		TOTAL NET ASSETS — 100.0%	$269,933,658

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	Bankrupt issuer.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

See accompanying notes to the financial statements.	33

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	98.4%
Mutual Funds	1.0
Short-Term Investments	0.1
Other	0.5

100.0%

Country Summary**	% of Investments
United States	83.3%
United Kingdom	9.7
Switzerland	2.7
Japan	1.6
Netherlands	1.2
Other Developed***	1.0
Other Emerging****	0.5

100.0%

Industry Group Summary	% of Equity Investments*****
Software & Services	21.6%
Health Care Equipment & Services	14.0
Food, Beverage & Tobacco	12.0
Technology Hardware & Equipment	11.7
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Household & Personal Products	10.1
Capital Goods	8.1
Food & Staples Retailing	4.1
Consumer Durables & Apparel	2.2
Consumer Services	1.6
Telecommunication Services	1.6
Retailing	1.2
Materials	0.9
Semiconductors & Semiconductor Equipment	0.6

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is compromised of developed countries that each represents less than 1.0% of investments.

****	“Other Emerging” is compromised of emerging countries that each represents less than 1.0% of investments.

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

34

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%

	Capital Goods — 8.0%
1,290,789	3M Co.	183,472,749
1,402,016	Danaher Corp.	122,003,432
251,700	Dover Corp.	15,592,815
1,471,431	Emerson Electric Co.	70,216,687
440,400	Honeywell International, Inc.	43,718,508
867,002	Illinois Tool Works, Inc.	73,287,679
256,600	Precision Castparts Corp.	59,082,150
265,571	Rockwell Automation, Inc.	29,698,805
524,400	United Technologies Corp.	48,040,284
124,000	WW Grainger, Inc.	27,706,560

	Total Capital Goods	672,819,669

	Consumer Durables & Apparel — 2.2%
292,119	Burberry Group Plc	6,277,844
328,438	LVMH Moet Hennessy Louis Vuitton SE	54,665,178
528,841	Nike, Inc. – Class B	59,097,982
40,860	Swatch Group AG	15,618,674
691,500	VF Corp.	50,085,345

	Total Consumer Durables & Apparel	185,745,023

	Consumer Services — 1.6%
3,835,349	Compass Group Plc	60,493,370
751,800	McDonald’s Corp.	71,436,036

	Total Consumer Services	131,929,406

	Food & Staples Retailing — 4.0%
415,800	Costco Wholesale Corp.	58,232,790
656,700	CVS Health Corp.	67,246,080
360,200	Sysco Corp.	14,361,174
3,080,300	Wal-Mart Stores, Inc.	199,387,819

	Total Food & Staples Retailing	339,227,863

	Food, Beverage & Tobacco — 11.8%
3,430,120	British American Tobacco Plc	181,633,128
6,635,900	Coca-Cola Co. (The)	260,923,588
2,233,234	Nestle SA (Registered)	164,515,382
972,411	PepsiCo, Inc.	90,366,154
3,325,017	Philip Morris International, Inc.	265,336,357
353,800	Reynolds American, Inc.	29,630,750

	Total Food, Beverage & Tobacco	992,405,359

	Health Care Equipment & Services — 13.8%
2,604,505	Abbott Laboratories	117,958,032
205,800	Anthem, Inc.	29,028,090
419,100	Becton, Dickinson and Co.	59,101,482
33,500	CR Bard, Inc.	6,491,965
2,900,589	Express Scripts Holding Co. *	242,489,240
26,200	Henry Schein, Inc. *	3,584,422

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
357,600	Humana, Inc.	65,365,704
52,700	Intuitive Surgical, Inc. *	26,927,065
2,861,256	Medtronic Plc	206,840,196
768,300	Stryker Corp.	75,792,795
540,500	St Jude Medical, Inc.	38,272,805
2,211,630	UnitedHealth Group, Inc.	255,885,591
320,267	Zimmer Biomet Holdings, Inc.	33,166,851

	Total Health Care Equipment & Services	1,160,904,238

	Household & Personal Products — 9.9%
278,353	Church & Dwight Co., Inc.	24,016,297
1,518,299	Colgate-Palmolive Co	95,364,360
114,404	Estee Lauder Cos, Inc. (The) – Class A	9,126,007
5,120,700	Procter & Gamble Co. (The)	361,879,869
1,571,328	Reckitt Benckiser Group Plc	137,670,946
2,512,378	Unilever NV CVA GDR	100,682,409
2,659,893	Unilever Plc	106,674,686

	Total Household & Personal Products	835,414,574

	Materials — 0.9%
246,669	Johnson Matthey Plc	10,167,368
667,780	Monsanto Co.	65,208,717

	Total Materials	75,376,085

	Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
92,300	Amgen, Inc.	14,009,294
4,675,319	AstraZeneca Plc	291,688,931
568,000	Eli Lilly & Co.	46,774,800
4,348,881	Johnson & Johnson	408,707,836
454,139	Novartis AG (Registered)	44,317,482
1,605,000	Pfizer, Inc.	51,713,100

	Total Pharmaceuticals, Biotechnology & Life Sciences	857,211,443

	Retailing — 1.2%
478,029	Bed Bath & Beyond, Inc. *	29,690,381
289,000	Genuine Parts Co.	24,128,610
432,478	TJX Cos, Inc. (The)	30,411,853
231,200	TripAdvisor, Inc. *	16,160,880

	Total Retailing	100,391,724

	Semiconductors & Semiconductor Equipment — 0.6%
637,865	Analog Devices, Inc.	35,631,139
386,277	Xilinx, Inc.	16,181,143

	Total Semiconductors & Semiconductor Equipment	51,812,282

See accompanying notes to the financial statements.	35

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Software & Services — 21.2%
1,205,204	Accenture Plc – Class A	113,614,581
399,100	Citrix Systems, Inc. *	27,182,701
1,036,900	Cognizant Technology Solutions Corp. – Class A *	65,262,486
527,145	Google, Inc. – Class A *	341,495,074
178,487	Google, Inc. – Class C *	110,349,588
998,170	International Business Machines Corp.	147,619,361
406,600	Intuit, Inc.	34,865,950
361,400	MasterCard, Inc. – Class A	33,382,518
9,251,219	Microsoft Corp	402,613,051
9,578,784	Oracle Corp.	355,277,099
558,600	Paychex, Inc.	24,947,076
1,474,623	PayPal Holdings, Inc. *	51,611,805
850,758	Sage Group Plc (The)	6,681,001
374,726	SAP SE	25,132,853
1,602,400	Teradata Corp. *	46,838,152

	Total Software & Services	1,786,873,296

	Technology Hardware & Equipment — 11.5%
431,300	Amphenol Corp. – Class A	22,582,868
2,656,989	Apple, Inc.	299,602,080
11,808,623	Cisco Systems, Inc.	305,607,163
3,211,000	EMC Corp.	79,857,570
3,858,989	Qualcomm, Inc.	218,341,597
48,156	Samsung Electronics Co., Ltd.	44,311,807

	Total Technology Hardware & Equipment	970,303,085

	Telecommunication Services — 1.5%
1,494,700	KDDI Corp.	37,089,287
4,410,499	NTT Docomo, Inc.	92,504,682

	Total Telecommunication Services	129,593,969

	TOTAL COMMON STOCKS (COST $7,904,826,025)	8,290,008,016

	MUTUAL FUNDS — 1.0%

	Affiliated Issuers — 1.0%
3,509,600	GMO U.S. Treasury Fund	87,740,000

	TOTAL MUTUAL FUNDS (COST $87,740,000)	87,740,000

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
6,621,575	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	6,621,575

	TOTAL SHORT-TERM INVESTMENTS (COST $6,621,575)	6,621,575

	TOTAL INVESTMENTS — 99.5% (Cost $7,999,187,600)	8,384,369,591
	Other Assets and Liabilities (net) — 0.5%	39,526,248

	TOTAL NET ASSETS — 100.0%	$8,423,895,839

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

36	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.2%
Mutual Funds	2.4
Preferred Stocks	1.2
Short-Term Investments	1.8
Futures Contracts	0.0 ^
Other	0.4

100.0%

Country Summary**	% of Equity Investments
United Kingdom	18.9%
Russia	11.8
Japan	8.0
Italy	7.2
United States	7.1
France	6.3
Norway	6.0
Australia	5.6
Spain	4.8
Other Emerging***	4.5
South Africa	4.3
Other Developed****	3.8
Canada	2.7
Thailand	1.9
Brazil	1.8
India	1.6
Poland	1.4
Czech Republic	1.3
Switzerland	1.0

100.0%

Industry Group Summary	% of Equity Investments*****
Energy	57.8%
Materials	25.6
Capital Goods	8.9
Utilities	5.9
Food, Beverage & Tobacco	1.8

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.
****	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

37

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.2%

	Australia — 5.4%
150,677	Beach Energy Ltd	72,492
256,607	BHP Billiton Ltd	4,700,448
108,216	Origin Energy Ltd	634,913
61,121	Rio Tinto Ltd	2,192,020
84,968	Santos Ltd	311,878
249,627	South32 Ltd *	269,457
104,285	Woodside Petroleum Ltd	2,400,199
55,472	WorleyParsons Ltd	296,321

	Total Australia	10,877,728

	Austria — 0.7%
1,428	ANDRITZ AG	68,224
45,836	OMV AG	1,173,452
17,847	Verbund AG	252,008

	Total Austria	1,493,684

	Belgium — 0.1%
60,314	Nyrstar NV *	151,032

	Brazil — 1.0%
37,400	Cosan SA Industria e Comercio	187,173
6,100	QGEP Participacoes SA	10,529
11,600	Sao Martinho SA	97,364
1,500	Tractebel Energia SA	13,872
330,300	Vale SA	1,632,078

	Total Brazil	1,941,016

	Canada — 2.5%
11,700	Advantage Oil & Gas Ltd *	65,188
24,300	Agrium Inc	2,523,277
11,100	ARC Resources Ltd	166,888
38,700	Bankers Petroleum Ltd *	69,128
20,700	Bonavista Energy Corp	64,353
2,000	Bonterra Energy Corp	33,247
46,700	Encana Corp	348,937
18,800	Enerplus Corp	119,751
3,500	Freehold Royalties Ltd	29,051
51,200	Lightstream Resources Ltd	22,183
28,400	Lundin Mining Corp *	96,494
68,400	Pacific Exploration & Production Corp	231,882
11,700	Parex Resources Inc *	80,662
40,100	Pengrowth Energy Corp	58,827
82,800	Penn West Petroleum Ltd	64,825
4,300	Peyto Exploration & Development Corp	101,911
10,100	Raging River Exploration Inc *	64,564
96,200	Teck Resources Ltd – Class B	691,008
8,300	Total Energy Services Inc	94,634
42,400	TransGlobe Energy Corp	145,674

Shares	Description	Value ($)
	Canada — continued
1,700	Vermilion Energy Inc	58,898

	Total Canada	5,131,382

	Chile — 0.5%
816,981	Empresa Nacional de Electricidad SA	1,015,227

	China — 0.7%
910,000	Anton Oilfield Services Group *	119,023
732,000	Asian Citrus Holdings Ltd *	116,956
10,000	China Longyuan Power Group Corp – Class H	10,632
850,000	China Oilfield Services Ltd – Class H	920,833
662,000	China Rare Earth Holdings Ltd *	57,035
190,000	First Tractor Co Ltd – Class H	108,441
1,473,000	Honghua Group Ltd *	103,326
28,000	Minmetals Resources Ltd *	5,782
396,000	Sinofert Holdings Ltd	61,151

	Total China	1,503,179

	Colombia — 0.5%
1,750,481	Ecopetrol SA	914,037

	Czech Republic — 1.2%
108,384	CEZ AS	2,476,179

	Denmark — 0.1%
3,435	FLSmidth & Co A/S	130,015

	France — 6.0%
54,325	CGG SA *	259,553
55,886	Electricite de France	1,205,511
9,820	Etablissements Maurel et Prom *	51,680
24,837	Technip SA	1,352,363
201,419	Total SA	9,286,701

	Total France	12,155,808

	Germany — 0.9%
6,383	Aurubis AG	422,578
35,869	K+S AG (Registered)	1,338,761

	Total Germany	1,761,339

	Greece — 0.0%
14,500	Mytilineos Holdings SA *	73,791

	Hungary — 0.5%
19,832	MOL Hungarian Oil and Gas Plc	984,662

	India — 1.5%
48,977	Aban Offshore Ltd	181,590
217,498	Cairn India Ltd	489,944
34,314	Coromandel International Ltd	97,712

38	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	India — continued
122,275	Jain Irrigation Systems Ltd	107,469
266,729	Jaiprakash Power Ventures Ltd *	24,103
254,802	Oil & Natural Gas Corp Ltd	917,240
45,037	Oil India Ltd	303,468
122,505	UPL Ltd	929,353

	Total India	3,050,879

	Indonesia — 0.1%
145,900	Astra Agro Lestari Tbk PT	177,695
2,516,800	Elnusa Tbk PT	52,198
289,600	Medco Energi Internasional Tbk PT	25,407

	Total Indonesia	255,300

	Israel — 0.1%
52,007	Israel Chemicals Ltd	292,867

	Italy — 6.8%
409,583	CNH Industrial NV	3,230,968
513,354	ENI SPA	8,473,387
89,799	Saipem SPA *	863,395
96,363	Tenaris SA	1,267,633

	Total Italy	13,835,383

	Japan — 7.6%
2,400	Asahi Holdings Inc	35,564
197,700	Inpex Corp	2,003,924
259,100	Itochu Corp	3,107,453
13,100	Japan Petroleum Exploration Co	385,760
3,700	Kurita Water Industries Ltd	76,694
328,400	Marubeni Corp	1,799,294
161,000	Mitsubishi Corp	2,991,083
122,000	Mitsubishi Materials Corp	391,210
162,800	Mitsui & Co Ltd	2,117,010
3,000	Nittetsu Mining Co Ltd	14,032
1,600	Shinko Plantech Co Ltd	12,965
176,800	Sumitomo Corp	1,875,203
52,000	Sumitomo Metal Mining Co Ltd	660,093

	Total Japan	15,470,285

	Luxembourg — 0.0%
11,300	Adecoagro SA *	90,061

	Malaysia — 0.8%
848,300	Bumi Armada Bhd	173,207
241,900	Icon Offshore Bhd *	18,243
202,500	IOI Corp Berhad	192,884
1,993,700	KNM Group Berhad *	229,414
25,200	Kuala Lumpur Kepong Bhd	124,937
579,800	Perisai Petroleum Teknologi Bhd *	39,916
441,500	SapuraKencana Petroleum Bhd	181,724

Shares	Description	Value ($)
	Malaysia — continued
389,600	Sime Darby Bhd	691,989

	Total Malaysia	1,652,314

	Netherlands — 0.5%
21,858	Fugro NV *	456,344
50,619	SBM Offshore NV *	603,740

	Total Netherlands	1,060,084

	New Zealand — 0.0%
40,463	Meridian Energy Ltd	56,374

	Norway — 5.8%
50,527	Akastor ASA *	72,112
18,431	Aker Solutions ASA	77,322
57,598	Austevoll Seafood ASA	341,649
155,503	BW Offshore Ltd	58,423
18,062	Det Norske Oljeselskap ASA *	107,811
19,167	Fred Olsen Energy ASA *	87,952
81,633	Marine Harvest ASA	982,371
117,834	Petroleum Geo-Services ASA	534,804
63,499	ProSafe SE	170,899
21,616	Salmar ASA	328,326
245,085	Statoil ASA	3,735,332
98,697	Subsea 7 SA *	848,979
43,374	TGS Nopec Geophysical Co ASA	849,735
80,680	Yara International ASA	3,600,205

	Total Norway	11,795,920

	Philippines — 0.1%
1,468,900	Energy Development Corp	188,388

	Poland — 1.3%
78,191	KGHM Polska Miedz SA	1,620,979
552,417	Polskie Gornictwo Naftowe i Gazownictwo SA	993,530

	Total Poland	2,614,509

	Portugal — 0.1%
24,370	Galp Energia SGPS SA	257,133

	Qatar — 0.0%
430	Gulf International Services QSC	7,154

	Russia — 11.3%
1,972,035	Gazprom PAO Sponsored ADR	8,842,709
209,999	Lukoil PJSC Sponsored ADR	7,941,801
576,148	Rosneft OJSC GDR (Registered)	2,180,008
100,540	Tatneft PAO Sponsored ADR	2,837,719
153,135	Uralkali PJSC *	468,226

See accompanying notes to the financial statements.	39

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
42,377	Uralkali PJSC Sponsored GDR (Registered Shares) *	648,252

	Total Russia	22,918,715

	Singapore — 0.3%
2,348,500	Golden Agri-Resources Ltd	524,552
296,500	Indofood Agri Resources Ltd	100,904
217,500	Swiber Holdings Ltd *	17,115

	Total Singapore	642,571

	South Africa — 4.1%
26,627	African Rainbow Minerals Ltd	142,202
20,833	Anglo American Platinum Ltd *	504,068
17,036	Assore Ltd	110,272
142,571	Impala Platinum Holdings Ltd *	533,702
88,985	Northam Platinum Ltd *	252,527
195,835	Sasol Ltd	6,333,041
41,652	Tongaat Hulett Ltd	360,172

	Total South Africa	8,235,984

	South Korea — 0.4%
1,331	Korea Zinc Co Ltd	579,010
8,734	Poongsan Corp	181,490

	Total South Korea	760,500

	Spain — 4.5%
88,282	Endesa SA	1,823,718
627,733	Iberdrola SA	4,244,792
209,494	Repsol YPF SA	2,986,963
2,937	Tecnicas Reunidas SA	140,875

	Total Spain	9,196,348

	Sweden — 0.7%
32,540	Boliden AB	535,616
83,782	Sandvik AB	808,513

	Total Sweden	1,344,129

	Switzerland — 1.0%
5,913	Syngenta AG (Registered)	1,982,398

	Taiwan — 0.1%
437,000	Sinon Corp	181,537

	Thailand — 1.8%
510,564	PTT Exploration & Production Pcl (Foreign Registered)	1,145,202
323,094	PTT Pcl (Foreign Registered)	2,434,581

	Total Thailand	3,579,783

Shares	Description	Value ($)
	Turkey — 0.4%
178,167	Gubre Fabrikalari TAS	379,699
483,587	Koza Anadolu Metal Madencilik Isletmeleri AS *	389,075

	Total Turkey	768,774

	United Kingdom — 18.0%
445,437	Afren Plc *	12,201
63,822	Amec Foster Wheeler Plc	783,490
253,753	Amerisur Resources Plc *	101,190
250,159	Anglo American Plc	2,803,267
267,416	BG Group Plc	4,058,727
215,895	BHP Billiton Plc	3,795,516
1,476,986	BP Plc	8,186,585
91,703	Cairn Energy Plc *	211,964
476,482	EnQuest Plc *	245,528
9,142	Hunting Plc	72,703
20,424	John Wood Group Plc	198,978
38,735	Lonmin Plc *	20,769
46,411	Ophir Energy Plc *	68,587
17,290	Petrofac Ltd	235,215
99,733	Premier Oil Plc *	159,211
177,274	Rio Tinto Plc	6,472,388
199,583	Royal Dutch Shell Plc A Shares (London)	5,199,592
138,731	Royal Dutch Shell Plc B Shares (London)	3,622,140
11,454	Soco International Plc	26,864
58,852	Tullow Oil Plc *	200,600
371	Weir Group Plc (The)	7,942

	Total United Kingdom	36,483,457

	United States — 6.8%
21,100	Apache Corp.	954,564
39,300	Chevron Corp.	3,182,907
42,200	ConocoPhillips	2,074,130
9,800	Devon Energy Corp.	418,068
13,700	Exxon Mobil Corp.	1,030,788
173,700	Freeport-McMoRan, Inc.	1,848,168
4,900	Marathon Oil Corp.	84,721
30,000	Monsanto Co.	2,929,500
11,300	Mosaic Co. (The)	461,379
3,500	Murphy Oil Corp.	108,500
9,900	Oceaneering International, Inc.	433,818
2,800	Toro Co. (The)	199,640

	Total United States	13,726,183

	TOTAL COMMON STOCKS (COST $239,441,744)	191,056,109

40	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 1.2%

		Brazil — 0.8%
	2,700	AES Tiete SA	11,175
	2,000	Cia Energetica de Sao Paulo – Class B	8,895
	406,587	Vale SA	1,586,369

		Total Brazil	1,606,439

		Chile — 0.4%
	51,018	Sociedad Quimica y Minera de Chile SA	801,347

		TOTAL PREFERRED STOCKS (COST $4,454,563)	2,407,786

		MUTUAL FUNDS — 2.4%

		United States — 2.4%
		Affiliated Issuers
	193,256	GMO U.S. Treasury Fund	4,831,400

		TOTAL MUTUAL FUNDS (COST $4,831,400)	4,831,400

		SHORT-TERM INVESTMENTS — 1.8%

		Time Deposits — 1.8%
CAD	255	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/15	194
USD	1,015,445	Citibank (New York) Time Deposit, 0.06%, due 09/01/15	1,015,445
NOK	330,872	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.13%, due 09/01/15	39,998
USD	690,718	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 09/01/15	690,718
USD	1,015,445	Standard Chartered Bank Ltd (Hong Kong) Time Deposit, 0.06%, due 09/01/15	1,015,445
USD	1,015,445	Sumitomo (Tokyo) Time Deposit, 0.06%, due 09/01/15	1,015,445

		Total Time Deposits	3,777,245

		TOTAL SHORT-TERM INVESTMENTS (COST $3,777,245)	3,777,245

		TOTAL INVESTMENTS — 99.6% (Cost $252,504,952)	202,072,540
		Other Assets and Liabilities (net) — 0.4%	792,586

		TOTAL NET ASSETS — 100.0%	$202,865,126

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
40	Mini MSCI EAFE	September 2015	$3,465,400	$980
38	Mini MSCI Emerging Markets	September 2015	1,553,250	2,835
4	S&P 500 E-Mini Index	September 2015	393,840	(110)

			$5,412,490	$3,705

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

See accompanying notes to the financial statements.	41

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Short-Term Investments	101.0%
Written Options	(3.1)
Other	2.1

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

42

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 101.0%

	U.S. Government — 100.8%
50,000,000	U.S. Treasury Bill, 0.00%, due 09/17/15 (a) (b) (c)	49,999,950
65,975,000	U.S. Treasury Bill, 0.00%, due 10/15/15 (a) (b) (c)	65,975,000
50,870,000	U.S. Treasury Bill, 0.01%, due 09/10/15 (a) (b)	50,869,796
60,000,000	U.S. Treasury Bill, 0.03%, due 12/10/15 (a) (b)	59,995,140
53,525,000	U.S. Treasury Bill, 0.10%, due 11/12/15 (a) (b)	53,524,465
59,100,000	U.S. Treasury Bill, 0.13%, due 01/07/16 (a) (b)	59,072,282
57,000,000	U.S. Treasury Bill, 0.15%, due 01/21/16 (a) (b)	56,965,914
203,000,000	U.S. Treasury Bill, 0.24%, due 02/25/16 (a)	202,760,460

	Total U.S. Government	599,163,007

Shares	Description	Value ($)
	Money Market Fund — 0.2%
1,240,931	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (d)	1,240,931

	TOTAL SHORT-TERM INVESTMENTS — 101.0% (Cost $600,423,209)	600,403,938

	TOTAL INVESTMENTS — 101.0% (Cost $600,423,209)	600,403,938
	Other Assets and Liabilities (net) — (1.0%)	(5,682,361)

	TOTAL NET ASSETS — 100.0%	$594,721,577

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Written Options

Index Options

Number of Contracts		Expiration Date	Descriptions	Premiums	Market Value
Put	7,128	09/18/2015	Euro STOXX 50, Strike 3,325	$8,361,309	$(9,269,025)
Put	2,037	09/18/2015	Euro STOXX 50, Strike 3,275	2,267,089	(2,093,973)
Put	674	09/18/2015	Euro STOXX 50, Strike 3,225	644,917	(544,586)
Put	651	09/18/2015	S&P 500 Index, Strike 2,035	3,350,474	(5,468,400)
Put	525	09/18/2015	S&P 500 Index, Strike 1,900	2,180,745	(1,185,450)

				$16,804,534	$(18,561,434)

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Rate rounds to 0.00%.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

See accompanying notes to the financial statements.	43

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.6%
Mutual Funds	3.4
Preferred Stocks	2.4
Short-Term Investments	0.3
Other	(0.7)

100.0%

Country Summary**	% of Investments
United Kingdom	22.7%
Japan	18.3
France	14.4
Germany	9.5
Italy	6.3
Spain	5.7
Canada	4.5
China	3.1
Russia	2.5
Switzerland	2.1
Belgium	1.6
South Korea	1.5
Netherlands	1.4
Norway	1.3
Sweden	1.1
Other Developed***	4.0
Other Emerging****	0.0 ^

100.0%

Industry Group Summary	% of Equity Investments*****
Energy	16.9%
Telecommunication Services	14.3
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Automobiles & Components	12.0
Capital Goods	8.8
Utilities	6.4
Technology Hardware & Equipment	4.1
Materials	4.0
Software & Services	3.0
Food, Beverage & Tobacco	2.8
Food & Staples Retailing	2.6
Retailing	2.3
Media	2.3
Insurance	2.0
Household & Personal Products	1.4
Transportation	1.4
Banks	0.8
Consumer Services	0.8
Real Estate	0.6
Diversified Financials	0.6
Consumer Durables & Apparel	0.6
Health Care Equipment & Services	0.2

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

44

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.6%

	Australia — 0.6%
127,122	BlueScope Steel Ltd	390,527
17,103	CSL Ltd	1,114,698
8,509	Macquarie Group Ltd	459,273
16,618	Woodside Petroleum Ltd	382,476

	Total Australia	2,346,974

	Austria — 0.3%
88,088	Immofinanz AG (Entitlement Shares) *	—
12,894	OMV AG	330,101
20,331	Voestalpine AG	741,239

	Total Austria	1,071,340

	Belgium — 1.5%
26,968	Ageas	1,100,931
25,687	Delhaize Group	2,298,384
16,400	KBC Groep NV	1,083,747
31,419	Proximus	1,127,006

	Total Belgium	5,610,068

	Canada — 4.3%
13,000	Magna International Inc	641,502
60,700	Suncor Energy Inc	1,719,126
58,600	Valeant Pharmaceuticals International Inc *	13,513,160

	Total Canada	15,873,788

	China — 3.0%
145,400	Alibaba Group Holding Ltd Sponsored ADR *	9,613,848
118,500	China Mobile Ltd	1,450,375

	Total China	11,064,223

	Denmark — 0.4%
785	AP Moeller – Maersk A/S – Class B	1,336,908

	Finland — 0.9%
49,616	Fortum Oyj	803,141
293,868	Nokia Oyj	1,843,719
30,173	UPM – Kymmene Oyj	501,558

	Total Finland	3,148,418

	France — 14.0%
110,511	Air France – KLM *	764,926
39,673	Bouygues SA	1,510,799
18,747	Carrefour SA	608,672
14,682	Cie de Saint-Gobain	673,859
14,602	Cie Generale des Etablissements Michelin – Class B (Registered)	1,409,970
215,509	Engie	3,848,986
16,002	GDF Suez VVPR Strip *	18

Shares	Description	Value ($)
	France — continued
3,790	LVMH Moet Hennessy Louis Vuitton SE	630,807
290,222	Orange SA	4,589,935
93,594	Peugeot SA *	1,609,058
92,786	Renault SA	7,683,276
62,138	Sanofi	6,111,999
37,512	Schneider Electric SA	2,364,413
302,515	Total SA	13,947,872
45,470	Veolia Environnement SA	993,064
4,862	Vinci SA	312,741
174,962	Vivendi SA	4,318,555

	Total France	51,378,950

	Germany — 8.1%
93,092	BASF SE	7,479,648
23,501	Bayerische Motoren Werke AG	2,159,995
63,936	Daimler AG (Registered)	5,124,762
20,652	Deutsche Lufthansa AG (Registered) *	250,590
203,635	Deutsche Telekom AG (Registered)	3,473,715
29,285	Deutsche Post AG (Registered)	804,531
13,366	Duerr AG	1,031,261
162,960	E.ON AG	1,841,585
18,703	Freenet AG	593,216
6,046	Hannover Rueck SE	613,612
18,519	K+S AG (Registered)	691,196
5,987	Leoni AG	362,352
4,974	Merck KGaA	473,608
12,672	Metro AG	368,443
3,351	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	614,681
33,892	RWE AG	507,461
26,680	Siemens AG (Registered)	2,644,601
3,220	Volkswagen AG	600,507

	Total Germany	29,635,764

	Ireland — 0.3%
16,417	CRH Plc	490,694
16,028	Smurfit Kappa Group Plc	472,747

	Total Ireland	963,441

	Israel — 0.6%
11,000	Check Point Software Technologies Ltd *	858,110
20,781	Teva Pharmaceutical Industries Ltd	1,354,469

	Total Israel	2,212,579

	Italy — 6.1%
747,890	A2A SPA	914,774
31,917	Azimut Holding SPA	702,508
3,603	Danieli & Co SPA – RSP	53,134
840,120	Enel SPA	3,777,809
297,846	ENI SPA	4,916,226

See accompanying notes to the financial statements.	45

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
22,211	EXOR SPA	1,019,298
135,201	Fiat Chrysler Automobiles NV *	1,895,549
192,080	Finmeccanica SPA *	2,595,529
278,930	Mediaset SPA	1,333,361
105,112	Mediolanum SPA	828,659
2,168,945	Telecom Italia SPA *	2,632,318
1,340,255	Telecom Italia SPA-Di RISP	1,343,157
119,443	Unipol Gruppo Finanziario SPA	563,315

	Total Italy	22,575,637

	Japan — 17.7%
7,900	Asatsu-DK Inc	162,925
17,300	Bridgestone Corp	578,471
54,600	Canon Inc	1,663,503
5,200	Central Japan Railway Co	851,373
16,500	Daito Trust Construction Co Ltd	1,802,385
23,000	FujiFilm Holdings Corp	942,824
66,000	Fuji Heavy Industries Ltd	2,307,284
54,000	Hanwa Co Ltd	226,114
124,400	Haseko Corp	1,454,937
78,000	Honda Motor Co Ltd	2,453,419
107,800	Inpex Corp	1,092,681
258,400	Itochu Corp	3,099,058
89,700	Japan Tobacco, Inc.	3,187,884
32,900	JFE Holdings Inc	509,489
54,500	JX Holdings Inc	210,884
14,760	K’s Holdings Corp	470,249
58,500	Kansai Electric Power Co Inc (The) *	728,917
16,900	Kao Corp	771,875
99,000	KDDI Corp.	2,456,574
65,530	Kyocera Corp	3,210,251
83,800	Leopalace21 Corp *	407,363
231,000	Marubeni Corp	1,265,642
44,000	Mazda Motor Corp	754,047
29,300	Medipal Holdings Corp	505,423
89,500	Mitsubishi Chemical Holdings Corp	507,527
171,100	Mitsubishi Corp	3,178,722
131,300	Mitsui & Co Ltd	1,707,392
120,000	Mitsui OSK Lines Ltd	337,555
13,500	Nagase & Co	162,420
153,200	Nippon Telegraph & Telephone Corp	5,843,379
1,029,000	Nissan Motor Co Ltd	9,254,229
9,200	Nitori Holdings Co Ltd	730,215
146,100	NTT Docomo Inc	3,064,266
92,200	Resona Holdings Inc	464,716
3,900	Ryohin Keikaku Co Ltd	865,567
2,200	Shimamura Co Ltd	202,914
309,200	Sojitz Corp	652,953
138,100	Sumitomo Corp	1,464,737
17,000	Sumitomo Metal Mining Co Ltd	215,800

Shares	Description	Value ($)
	Japan — continued
6,820	Suzuken Co Ltd	233,707
15,100	Takeda Pharmaceutical Co., Ltd	740,725
189,000	Tosoh Corp	890,728
52,200	Toyota Tsusho Corp	1,201,034
31,900	Toyota Motor Corp	1,885,489
30,660	USS Co Ltd	542,977

	Total Japan	65,260,624

	Malta — 0.0%
1,718,063	BGP Holdings Plc *	—

	Netherlands — 1.3%
156,516	Aegon NV	964,018
54,456	ING Groep NV GDR	834,398
98,358	Koninklijke Ahold NV	1,939,879
128,383	Koninklijke KPN NV	498,720
14,565	Unilever NV CVA GDR	583,686

	Total Netherlands	4,820,701

	New Zealand — 0.2%
301,434	Spark New Zealand Ltd	644,813

	Norway — 1.3%
128,415	Statoil ASA	1,957,169
66,712	Telenor ASA	1,326,595
30,282	Yara International ASA	1,351,282

	Total Norway	4,635,046

	Portugal — 0.3%
300,686	EDP – Energias de Portugal SA	1,049,986

	Russia — 1.9%
361,188	Gazprom PAO Sponsored ADR	1,619,586
136,039	Lukoil PJSC Sponsored ADR	5,144,761
7,652	Tatneft PAO Sponsored ADR	215,976

	Total Russia	6,980,323

	Singapore — 0.2%
2,268,800	Golden Agri-Resources Ltd	506,751
145,670	Singapore Telecommunications Ltd	386,593

	Total Singapore	893,344

	South Korea — 0.8%
3,195	Samsung Electronics Co Ltd	2,939,951

	Spain — 5.6%
31,039	ACS Actividades de Construccion y Servicios SA	1,003,345
12,848	Enagas	350,582
29,719	Ferrovial SA	708,558
85,201	Gas Natural SDG SA	1,723,147

46	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
13,135	Grifols SA	535,246
541,381	Iberdrola SA	3,660,871
125,185	Repsol SA	1,784,886
759,291	Telefonica SA	10,700,285

	Total Spain	20,466,920

	Sweden — 1.1%
23,475	Swedbank AB – Class A	535,493
126,354	Telefonaktiebolaget LM Ericsson – B Shares	1,231,623
387,893	TeliaSonera AB	2,184,975

	Total Sweden	3,952,091

	Switzerland — 2.1%
133,190	ABB Ltd (Registered) *	2,572,190
40,534	Nestle SA (Registered)	2,986,015
6,672	Novartis AG (Registered)	651,092
3,166	Swiss Life Holding AG (Registered) *	740,984
1,284	Swisscom AG (Registered)	693,063

	Total Switzerland	7,643,344

	Taiwan — 0.0%
252,000	Compal Electronics Inc	147,249

	United Kingdom — 22.0%
14,027	Associated British Foods Plc	683,730
197,164	AstraZeneca Plc	12,300,889
213,218	BAE Systems Plc	1,467,657
55,298	Balfour Beatty Plc	230,054
1,832,063	BP Plc	10,154,693
34,294	British American Tobacco Plc	1,815,951
25,821	Bunzl Plc	683,234
590,533	Centrica Plc	2,186,588
153,565	Cobham Plc	658,079
41,206	Compass Group Plc	649,925
24,214	easyJet Plc	620,166
307,841	GlaxoSmithKline Plc	6,285,378
32,951	Halfords Group Plc	262,351
110,495	Home Retail Group Plc	256,897
17,694	Imperial Tobacco Group Plc	851,682
40,924	Inchcape Plc	455,490
128,208	Kingfisher Plc	696,751
282,467	Legal & General Group Plc	1,086,713
116,797	Marks & Spencer Group Plc	927,359
22,920	Next Plc	2,775,165
68,517	Pearson Plc	1,187,849
32,333	Prudential Plc	697,822
24,441	Reckitt Benckiser Group Plc	2,141,384
329,060	Royal Dutch Shell Plc A Shares (London)	8,572,763
238,579	Royal Dutch Shell Plc B Shares (London)	6,229,080
16,856	Scottish & Southern Energy Plc	377,729

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	1,135,427	Tesco Plc	3,295,496
	437,692	Thomas Cook Group Plc *	714,733
	53,614	TUI AG	943,573
	37,500	Unilever Plc	1,503,934
	2,333,716	Vodafone Group Plc	8,036,013
	106,984	William Hill Plc	586,421
	255,205	William Morrison Supermarket Plc	655,101
	53,284	WPP Plc	1,096,866

		Total United Kingdom	81,087,516

		TOTAL COMMON STOCKS (COST $313,835,171)	347,739,998

		PREFERRED STOCKS — 2.4%

		Germany — 1.1%
	29,054	Porsche Automobil Holding SE	2,017,616
	10,891	Volkswagen AG	2,063,551

		Total Germany	4,081,167

		Russia — 0.6%
	3,454,854	Surgutneftegaz OJSC *	2,091,914

		South Korea — 0.7%
	3,497	Samsung Electronics Co Ltd	2,570,190

		TOTAL PREFERRED STOCKS (COST $9,864,861)	8,743,271

		MUTUAL FUNDS — 3.4%

		United States — 3.4%
		Affiliated Issuers
	504,047	GMO U.S. Treasury Fund	12,601,170

		TOTAL MUTUAL FUNDS (COST $12,601,170)	12,601,170

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
USD	1,202,625	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.06%, due 09/01/15	1,202,625
JPY	5,158,900	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 09/01/15	42,553
EUR	797	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.22)%, due 09/01/15	895

See accompanying notes to the financial statements.	47

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
NOK	173,364	DnB Nor Bank (Oslo) Time Deposit, 0.13%, due 09/01/15	20,957

		Total Time Deposits	1,267,030

		TOTAL SHORT-TERM INVESTMENTS (COST $1,267,030)	1,267,030

		TOTAL INVESTMENTS — 100.7% (Cost $337,568,232)	370,351,469
		Other Assets and Liabilities (net) — (0.7%)	(2,603,126)

		TOTAL NET ASSETS — 100.0%	$367,748,343

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

48	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	97.2%
Mutual Funds	2.1
Short-Term Investments	0.1
Other	0.6

100.0%

Industry Group Summary	% of Equity Investments**
Software & Services	18.4%
Technology Hardware & Equipment	11.9
Health Care Equipment & Services	8.8
Capital Goods	8.5
Pharmaceuticals, Biotechnology & Life Sciences	8.3
Energy	8.1
Food, Beverage & Tobacco	7.3
Retailing	6.3
Household & Personal Products	4.3
Food & Staples Retailing	4.1
Insurance	2.7
Banks	2.5
Consumer Durables & Apparel	2.0
Diversified Financials	1.3
Materials	1.3
Consumer Services	1.2
Media	1.2
Semiconductors & Semiconductor Equipment	0.6
Transportation	0.4
Telecommunication Services	0.3
Commercial & Professional Services	0.2
Automobiles & Components	0.2
Real Estate	0.1

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

49

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%

	Automobiles & Components — 0.2%
16,300	Cooper Tire & Rubber Co.	629,180
6,000	Drew Industries, Inc.	331,560
146,452	Gentex Corp.	2,270,006
54,900	Lear Corp.	5,643,171
1,200	Thor Industries, Inc.	65,496

	Total Automobiles & Components	8,939,413

	Banks — 2.4%
4,100	Chemical Financial Corp.	130,954
495,100	Citigroup, Inc.	26,477,948
6,900	First Merchants Corp.	179,538
100,500	Huntington Bancshares, Inc.	1,096,455
1,270,200	JPMorgan Chase & Co.	81,419,820
26,300	Northwest Bancshares, Inc.	337,692
147,000	PNC Financial Services Group, Inc. (The)	13,394,640
8,400	Provident Financial Services, Inc.	159,096
6,400	S&T Bancorp, Inc.	191,488
9,000	Trustmark Corp.	207,270
122,700	Wells Fargo & Co.	6,543,591
6,300	WesBanco, Inc.	193,977

	Total Banks	130,332,469

	Capital Goods — 8.2%
753,100	3M Co.	107,045,634
187,226	Ametek, Inc.	10,076,503
11,700	Applied Industrial Technologies, Inc.	495,378
24,200	Clarcor, Inc.	1,364,154
7,600	Cummins, Inc.	925,300
620,200	Danaher Corp.	53,969,804
75,365	Donaldson Co., Inc.	2,359,678
123,855	Dover Corp.	7,672,817
468,700	Emerson Electric Co.	22,366,364
183,613	Fastenal Co.	7,076,445
49,796	Flowserve Corp.	2,247,294
13,600	Fluor Corp.	620,432
17,965	General Dynamics Corp.	2,551,569
413,600	Honeywell International, Inc.	41,058,072
29,967	Hubbell, Inc. – Class B	2,956,844
360,911	Illinois Tool Works, Inc.	30,507,807
9,700	Lincoln Electric Holdings, Inc.	568,905
5,000	Middleby Corp. (The) *	542,750
12,200	MSC Industrial Direct Co., Inc. – Class A	825,818
11,600	Parker-Hannifin Corp.	1,248,856
136,700	Precision Castparts Corp.	31,475,175
117,905	Rockwell Automation, Inc.	13,185,316
26,957	Rockwell Collins, Inc.	2,206,430
58,800	Roper Technologies, Inc.	9,530,892
23,800	Snap-on, Inc.	3,802,526
17,600	Toro Co. (The)	1,254,880

Shares	Description	Value ($)
	Capital Goods — continued
306,200	United Technologies Corp.	28,050,982
4,100	Valmont Industries, Inc.	435,789
319,200	WABCO Holdings, Inc. *	36,810,144
57,400	Wabtec Corp.	5,496,624
60,100	WW Grainger, Inc.	13,428,744

	Total Capital Goods	442,157,926

	Commercial & Professional Services — 0.2%
84,900	Equifax, Inc.	8,311,710
8,650	Rollins, Inc.	241,508
14,800	Stericycle, Inc. *	2,088,872

	Total Commercial & Professional Services	10,642,090

	Consumer Durables & Apparel — 2.0%
198,665	Coach, Inc.	6,009,616
39,600	Fossil Group, Inc. *	2,438,568
7,800	G-III Apparel Group Ltd. *	540,774
56,000	Garmin Ltd.	2,106,160
73,300	Hasbro, Inc.	5,467,447
24,900	Helen of Troy Ltd. *	2,119,986
29,900	Iconix Brand Group, Inc. *	415,311
44,300	Lululemon Athletica, Inc. *	2,835,643
288,257	Mattel, Inc.	6,753,862
354,880	Nike, Inc. – Class B	39,657,840
42,316	Polaris Industries, Inc.	5,495,579
40,901	Ralph Lauren Corp.	4,547,782
25,600	Steven Madden Ltd. *	1,046,016
23,700	Tupperware Brands Corp.	1,214,151
500	Under Armour, Inc. – Class A *	47,765
314,100	VF Corp.	22,750,263
9,500	Whirlpool Corp.	1,596,950

	Total Consumer Durables & Apparel	105,043,713

	Consumer Services — 1.1%
56,800	Apollo Education Group, Inc. *	631,048
3,200	Buffalo Wild Wings, Inc. *	606,976
6,400	Cheesecake Factory, Inc. (The)	347,328
100	Chipotle Mexican Grill, Inc. *	71,001
1,400	Cracker Barrel Old Country Store, Inc.	201,852
5,700	DineEquity, Inc.	544,350
24,000	Grand Canyon Education, Inc. *	887,040
11,000	Interval Leisure Group, Inc.	220,660
17,600	Marriott Vacations Worldwide Corp.	1,249,776
534,900	McDonald’s Corp.	50,826,198
3,300	Panera Bread Co. – Class A *	588,390
37,500	Penn National Gaming, Inc. *	681,000
27,900	Six Flags Entertainment Corp.	1,254,663
57,986	Texas Roadhouse, Inc.	2,086,916

	Total Consumer Services	60,197,198

50	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Diversified Financials — 1.3%
205,000	American Express Co.	15,727,600
87,200	BGC Partners, Inc. – Class A	764,744
280,000	Capital One Financial Corp.	21,770,000
700	CBOE Holdings, Inc.	44,282
4,300	Credit Acceptance Corp. *	876,383
9,800	Encore Capital Group, Inc. *	398,174
21,000	Federated Investors, Inc. – Class B	651,000
58,100	Franklin Resources, Inc.	2,357,698
31,100	Goldman Sachs Group, Inc. (The)	5,865,460
63,600	Invesco Ltd.	2,169,396
160,800	Janus Capital Group, Inc.	2,392,704
64,300	NASDAQ OMX Group, Inc. (The)	3,291,517
201,000	Navient Corp.	2,570,790
5,600	Nelnet, Inc. – Class A	210,840
20,000	PRA Group, Inc. *	1,065,800
37,900	SEI Investments Co.	1,916,982
96,000	T. Rowe Price Group, Inc.	6,900,480

	Total Diversified Financials	68,973,850

	Energy — 7.9%
209,000	Apache Corp.	9,455,160
2,543,844	Chevron Corp.	206,025,926
1,122,600	ConocoPhillips	55,175,790
116,700	Denbury Resources, Inc.	506,478
105,500	Devon Energy Corp.	4,500,630
1,258,200	Exxon Mobil Corp.	94,666,968
72,800	Hess Corp.	4,327,960
540,700	Marathon Oil Corp.	9,348,703
132,400	Murphy Oil Corp.	4,104,400
249,100	Occidental Petroleum Corp.	18,186,791
309,900	Valero Energy Corp.	18,389,466

	Total Energy	424,688,272

	Food & Staples Retailing — 3.9%
292,100	Costco Wholesale Corp.	40,908,605
554,900	CVS Health Corp.	56,821,760
410,057	Sysco Corp.	16,348,972
14,100	United Natural Foods, Inc. *	678,915
1,488,878	Wal-Mart Stores, Inc.	96,375,073
16,026	Whole Foods Market, Inc.	525,012

	Total Food & Staples Retailing	211,658,337

	Food, Beverage & Tobacco — 7.2%
47,650	Brown-Forman Corp. – Class B	4,674,465
19,885	Campbell Soup Co.	954,281
2,737,000	Coca-Cola Co. (The)	107,618,840
43,400	Dr Pepper Snapple Group, Inc.	3,330,082
9,400	General Mills, Inc.	533,544
58,500	Hershey Co. (The)	5,236,920
110,232	Hormel Foods Corp.	6,735,175

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
100	J&J Snack Foods Corp.	11,396
10,737	Lancaster Colony Corp.	1,018,190
94,700	McCormick & Co., Inc. (Non Voting)	7,507,816
45,100	Monster Beverage Corp. *	6,244,546
580,063	PepsiCo, Inc.	53,905,255
2,136,703	Philip Morris International, Inc.	170,508,899
200,750	Reynolds American, Inc.	16,812,813

	Total Food, Beverage & Tobacco	385,092,222

	Health Care Equipment & Services — 8.6%
1,066,200	Abbott Laboratories	48,288,198
64,500	AmerisourceBergen Corp.	6,452,580
76,698	Anthem, Inc.	10,818,253
8,109	Baxter International, Inc.	311,791
154,200	Becton, Dickinson and Co.	21,745,284
195,260	Cerner Corp. *	12,059,257
67,770	CR Bard, Inc.	13,133,148
71,200	Edwards Lifesciences Corp. *	10,030,656
93,100	Henry Schein, Inc. *	12,737,011
142,900	Humana, Inc.	26,120,691
1,000	IDEXX Laboratories, Inc. *	71,470
10,160	Intuitive Surgical, Inc. *	5,191,252
35,180	Laboratory Corp. of America Holdings *	4,144,556
35,100	Masimo Corp. *	1,426,113
36,100	Mednax, Inc. *	2,907,855
1,166,716	Medtronic Plc	84,341,899
38,600	Patterson Cos., Inc.	1,769,038
73,103	ResMed, Inc.	3,796,970
25,600	Sirona Dental Systems, Inc. *	2,441,728
7,900	STERIS Corp.	505,995
317,400	Stryker Corp.	31,311,510
115,600	St Jude Medical, Inc.	8,185,636
1,176,174	UnitedHealth Group, Inc.	136,083,332
40,300	Varian Medical Systems, Inc. *	3,274,375
129,069	Zimmer Biomet Holdings, Inc.	13,366,386

	Total Health Care Equipment & Services	460,514,984

	Household & Personal Products — 4.2%
127,300	Church & Dwight Co., Inc.	10,983,444
668,623	Colgate-Palmolive Co	41,996,211
89,481	Estee Lauder Cos, Inc. (The) – Class A	7,137,899
1,500	Herbalife Ltd. *	86,355
81,999	Kimberly-Clark Corp.	8,735,353
2,236,200	Procter & Gamble Co. (The)	158,032,254
2,274	WD-40 Co.	190,425

	Total Household & Personal Products	227,161,941

	Insurance — 2.6%
182,000	ACE Ltd.	18,593,120
108,200	AFLAC, Inc.	6,340,520

See accompanying notes to the financial statements.	51

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
2,200	Allied World Assurance Co Holdings AG	87,868
219,900	Allstate Corp. (The)	12,815,772
31,500	American Equity Investment Life Holding Co.	764,190
18,200	American Financial Group, Inc.	1,256,892
231,900	American International Group, Inc.	13,992,846
1,000	Arch Capital Group Ltd. *	68,280
22,300	Aspen Insurance Holdings Ltd.	1,023,793
42,600	Assurant, Inc.	3,167,310
137,800	Assured Guaranty Ltd.	3,480,828
33,000	Axis Capital Holdings Ltd.	1,848,000
64,500	CNO Financial Group, Inc.	1,153,905
49,000	Endurance Specialty Holdings Ltd.	3,123,750
23,700	Everest Re Group Ltd.	4,166,697
1,700	FBL Financial Group, Inc. – Class A	96,968
2,500	Fidelity & Guaranty Life	61,650
61,400	First American Financial Corp.	2,386,004
216,700	Genworth Financial, Inc. – Class A *	1,122,506
2,400	Greenlight Capital Re Ltd. – Class A *	61,200
13,500	Hanover Insurance Group, Inc. (The)	1,065,150
298,300	Hartford Financial Services Group, Inc. (The)	13,706,885
7,800	Horace Mann Educators Corp.	259,116
7,200	Kemper Corp.	255,024
135,700	Lincoln National Corp.	6,892,203
19,900	Maiden Holdings Ltd.	285,167
160,000	MBIA, Inc. *	1,123,200
11,000	Mercury General Corp.	559,460
2,200	Navigators Group, Inc. (The) *	167,310
3,300	OneBeacon Insurance Group Ltd. – Class A	47,685
66,000	Principal Financial Group, Inc.	3,323,100
285,800	Progressive Corp. (The)	8,562,568
23,100	RenaissanceRe Holdings Ltd.	2,355,045
9,800	Selective Insurance Group, Inc.	297,136
2,800	State Auto Financial Corp.	61,320
11,900	Third Point Reinsurance Ltd. *	166,481
134,400	Travelers Cos., Inc. (The)	13,379,520
21,000	Universal Insurance Holdings, Inc.	517,230
48,400	Unum Group	1,623,336
31,300	Validus Holdings Ltd.	1,385,964
42,500	W.R. Berkley Corp.	2,306,900
137,700	XL Group Plc	5,134,833

	Total Insurance	139,086,732

	Materials — 1.3%
33,220	AptarGroup, Inc.	2,237,699
35,800	International Flavors & Fragrances, Inc.	3,921,890
449,600	Monsanto Co.	43,903,440
12,807	Sherwin-Williams Co. (The)	3,276,159
105,400	Sigma-Aldrich Corp.	14,693,814

	Total Materials	68,033,002

Shares	Description	Value ($)
	Media — 1.1%
258,500	Charter Communications, Inc. – Class A *	46,946,185
89,200	Comcast Corp. – Class A	5,024,636
13,400	Meredith Corp.	632,748
9,700	Scholastic Corp.	419,137
51,300	Scripps Networks Interactive, Inc. – Class A	2,723,517
80,800	Starz – Class A *	3,038,888
49,200	TEGNA, Inc.	1,170,468

	Total Media	59,955,579

	Pharmaceuticals, Biotechnology & Life Sciences — 8.1%
90,000	Agilent Technologies, Inc.	3,267,900
158,400	Allergan Plc *	48,112,416
339,688	Amgen, Inc.	51,557,845
409	Baxalta, Inc. *	14,376
700	Bio-Techne Corp.	66,136
68,656	Biogen, Inc. *	20,411,429
258,395	Eli Lilly & Co.	21,278,828
2,357,700	Johnson & Johnson	221,576,646
21,000	Mettler-Toledo International, Inc. *	6,227,550
83,200	PDL BioPharma, Inc.	470,080
1,159,600	Pfizer, Inc.	37,362,312
214,105	Puma Biotechnology, Inc. *	19,680,532
49,600	Waters Corp. *	6,020,448

	Total Pharmaceuticals, Biotechnology & Life Sciences	436,046,498

	Real Estate — 0.0%
17,400	Jones Lang LaSalle, Inc.	2,590,338

	Retailing — 6.2%
321,454	Amazon.com, Inc. *	164,870,542
700	Asbury Automotive Group, Inc. *	56,399
14,500	AutoNation, Inc. *	867,680
268,902	Bed Bath & Beyond, Inc. *	16,701,503
5,800	Cato Corp. (The) – Class A	203,754
4,000	Childrens Place, Inc. (The)	239,680
7,800	Dillard’s, Inc. – Class A	721,578
18,000	Dollar General Corp.	1,340,820
19,742	Dollar Tree, Inc. *	1,505,525
43,100	Foot Locker, Inc.	3,051,049
12,400	Gap Inc. (The)	406,844
135,600	Genuine Parts Co.	11,321,244
7,700	Group 1 Automotive, Inc.	672,980
8,300	Hibbett Sports, Inc. *	327,850
303,200	Home Depot, Inc. (The)	35,310,672
12,100	HSN, Inc.	735,801
47,300	Kohl’s Corp.	2,413,719
22,900	L Brands, Inc.	1,921,310
32,200	LKQ Corp. *	965,678
118,000	Lowe’s Cos., Inc.	8,162,060
29,300	Macy’s, Inc.	1,717,273

52	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
21,158	Murphy USA, Inc. *	1,081,385
2,400	Penske Automotive Group, Inc.	121,440
41,700	Rent-A-Center, Inc.	1,121,313
277,588	Ross Stores, Inc.	13,496,329
15,700	Select Comfort Corp. *	382,295
16,500	Staples, Inc.	234,465
84,100	Target Corp.	6,535,411
56,992	Tiffany & Co.	4,687,592
395,945	TJX Cos., Inc. (The)	27,842,852
20,500	Tractor Supply Co.	1,748,855
360,600	TripAdvisor, Inc. *	25,205,940

	Total Retailing	335,971,838

	Semiconductors & Semiconductor Equipment — 0.6%
276,100	Analog Devices, Inc.	15,422,946
28,500	Avago Technologies Ltd.	3,590,145
2,364	Linear Technology Corp.	95,222
84,900	Skyworks Solutions, Inc.	7,416,015
164,300	Xilinx, Inc.	6,882,527

	Total Semiconductors & Semiconductor Equipment	33,406,855

	Software & Services — 17.8%
447,798	Accenture Plc – Class A	42,213,917
27,600	Akamai Technologies, Inc. *	1,968,156
59,300	Ansys, Inc. *	5,253,980
800	Automatic Data Processing, Inc.	61,856
36,800	Booz Allen Hamilton Holding Corp.	982,560
275,672	CA, Inc.	7,523,089
124,600	Citrix Systems, Inc. *	8,486,506
273,000	Cognizant Technology Solutions Corp. – Class A *	17,182,620
470,775	eBay, Inc. *	12,762,710
10,200	FactSet Research Systems, Inc.	1,610,784
23,800	Gartner, Inc. *	2,035,138
298,195	Google, Inc. – Class A *	193,176,685
77,142	Google, Inc. – Class C *	47,693,042
502,729	International Business Machines Corp.	74,348,592
226,500	Intuit, Inc.	19,422,375
5,200	j2 Global, Inc.	361,816
54,188	Jack Henry & Associates, Inc.	3,682,616
139,330	MasterCard, Inc. – Class A	12,869,912
4,570,257	Microsoft Corp	198,897,585
10,000	Net 1 UEPS Technologies, Inc. *	205,900
4,501,015	Oracle Corp.	166,942,646
285,800	Paychex, Inc.	12,763,828
478,275	PayPal Holdings, Inc. *	16,739,625
43,500	Red Hat, Inc. *	3,141,135
800	SolarWinds, Inc. *	31,800
6,076	Syntel, Inc. *	270,078
524,094	Teradata Corp. *	15,319,268
128,473	Total System Services, Inc.	5,887,918

Shares	Description	Value ($)
	Software & Services — continued
2,719,616	Yahoo!, Inc. *	87,680,420

	Total Software & Services	959,516,557

	Technology Hardware & Equipment — 11.6%
163,500	Amphenol Corp. – Class A	8,560,860
1,950,756	Apple, Inc.	219,967,247
39,200	Arrow Electronics, Inc. *	2,192,064
20,300	Brocade Communications Systems, Inc.	216,195
7,582,582	Cisco Systems, Inc.	196,237,222
7,300	Dolby Laboratories, Inc. – Class A	237,688
1,941,800	EMC Corp.	48,292,566
60,974	F5 Networks, Inc. *	7,402,853
1,700	FLIR Systems, Inc.	48,671
154,200	NetApp, Inc.	4,928,232
18,300	NetScout Systems, Inc. *	668,865
1,741,500	Qualcomm, Inc.	98,534,070
975,994	Ubiquiti Networks, Inc.	34,315,949

	Total Technology Hardware & Equipment	621,602,482

	Telecommunication Services — 0.3%
2,700	United States Cellular Corp. *	99,684
286,500	Verizon Communications, Inc.	13,181,865
70,900	Vonage Holdings Corp. *	393,495

	Total Telecommunication Services	13,675,044

	Transportation — 0.4%
142,500	CH Robinson Worldwide, Inc.	9,608,775
190,000	Expeditors International of Washington, Inc.	9,304,300
19,800	Heartland Express, Inc.	400,752
31,400	JB Hunt Transport Services, Inc.	2,285,292
22,600	Knight Transportation, Inc.	614,720
14,793	Landstar System, Inc.	979,297

	Total Transportation	23,193,136

	TOTAL COMMON STOCKS (COST $5,269,733,124)	5,228,480,476

	MUTUAL FUNDS — 2.1%

	Affiliated Issuers — 2.1%
4,491,240	GMO U.S. Treasury Fund	112,281,000

	TOTAL MUTUAL FUNDS (COST $112,281,000)	112,281,000

See accompanying notes to the financial statements.	53

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
4,507,637	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	4,507,637

	TOTAL SHORT-TERM INVESTMENTS (COST $4,507,637)	4,507,637

	TOTAL INVESTMENTS — 99.4% (Cost $5,386,521,761)	5,345,269,113
	Other Assets and Liabilities (net) — 0.6%	31,215,802

	TOTAL NET ASSETS — 100.0%	$5,376,484,915

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

54	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited)

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$376,210,293	$10,755,500,064	$1,786,265,220	$264,020,830	$8,296,629,591
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	15,253,617	83,133,000	21,970,000	5,226,207	87,740,000
Cash	314,600	—	—	—	—
Foreign currency, at value (Note 2)(c)	54,852	—	921	146,581	96,975
Receivable for investments sold	2,353,424	107,211,084	17,729,148	49,744	12,322,607
Receivable for Fund shares sold	—	1,968,081	48,465	—	8,512,924
Dividends receivable	967,780	32,713,811	5,818,492	568,839	22,316,492
Dividend withholding tax receivable	169,385	8,404,882	1,321,251	187,869	6,248,706
Foreign capital gains tax refund receivable	—	—	—	10,606	—
Receivable for foreign currency sold	3,860	297,022	48,448	182	—
Due from broker (Note 2)	370,000	—	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	37,541	316,789	77,624	38,316	152,340
Miscellaneous receivable	1,136	6,716	1,628	342	—

Total assets	395,736,488	10,989,551,449	1,833,281,197	270,249,516	8,434,019,635

Liabilities:
Foreign currency due to custodian	—	7,633,657	—	—	—
Payable for investments purchased	1,261,949	37,971,853	7,485,520	—	814
Payable for Fund shares repurchased	—	9,781,452	173,562	—	6,233,496
Accrued foreign capital gains tax payable (Note 2)	3	—	—	—	—
Payable to affiliate for (Note 5):
Management fee	157,236	4,846,500	614,062	141,630	2,477,938
Shareholder service fee	40,528	941,437	165,816	35,407	858,666
Payable for variation margin on open futures contracts (Note 4)	367,683	—	—	—	—
Payable to agents unaffiliated with GMO	62	1,364	186	31	1,054
Payable to Trustees and related expenses	869	26,191	3,075	549	20,714
Accrued expenses	162,857	1,421,080	327,261	138,241	531,114

Total liabilities	1,991,187	62,623,534	8,769,482	315,858	10,123,796

Net assets	$393,745,301	$10,926,927,915	$1,824,511,715	$269,933,658	$8,423,895,839

(a) Cost of investments – unaffiliated issuers:	$390,782,181	$11,666,553,956	$1,952,219,941	$283,383,617	$7,911,447,600
(b) Cost of investments – affiliated issuers:	$15,253,617	$83,133,000	$21,970,000	$5,226,207	$87,740,000
(c) Cost of foreign currency:	$55,303	$—	$921	$148,380	$97,731

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund
Net assets consist of:
Paid-in capital	$386,926,841	$11,631,229,287	$2,231,442,383	$282,565,167	$7,478,451,396
Accumulated undistributed net investment income	5,455,815	174,692,556	35,063,714	2,539,641	76,839,334
Accumulated net realized gain (loss)	16,313,450	32,711,933	(275,853,138)	4,235,350	483,905,048
Net unrealized appreciation (depreciation)	(14,950,805)	(911,705,861)	(166,141,244)	(19,406,500)	384,700,061

	$393,745,301	$10,926,927,915	$1,824,511,715	$269,933,658	$8,423,895,839

Net assets attributable to:
Class II shares	$—	$93,004,114	$—	$—	$—

Class III shares	$124,166,738	$1,074,687,190	$540,484,905	$269,933,658	$4,189,351,203

Class IV shares	$269,578,563	$9,759,236,611	$962,038,532	$—	$1,887,943,818

Class V shares	$—	$—	$—	$—	$212,667,281

Class VI shares	$—	$—	$321,988,278	$—	$2,133,933,537

Shares outstanding:
Class II	—	4,321,424	—	—	—

Class III	5,393,647	49,364,523	19,476,263	37,254,942	208,990,944

Class IV	11,702,777	448,941,434	34,692,084	—	94,076,117

Class V	—	—	—	—	10,593,051

Class VI	—	—	11,607,656	—	106,416,663

Net asset value per share:
Class II	$—	$21.52	$—	$—	$—

Class III	$23.02	$21.77	$27.75	$7.25	$20.05

Class IV	$23.04	$21.74	$27.73	$—	$20.07

Class V	$—	$—	$—	$—	$20.08

Class VI	$—	$—	$27.74	$—	$20.05

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$197,241,140	$600,403,938	$357,750,299	$5,232,988,113
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	4,831,400	—	12,601,170	112,281,000
Foreign currency, at value (Note 2)(c)	27,809	6	11,048	—
Receivable for investments sold	—	—	1,796,972	25,803,081
Cash	—	2,180,745	—	—
Receivable for Fund shares sold	—	—	—	1,070,858
Dividends receivable	879,890	—	934,202	13,101,446
Dividend withholding tax receivable	20,998	—	290,962	1,246,860
Receivable for foreign currency sold	—	—	1,960	—
Receivable for variation margin on open futures contracts (Note 4)	3,705	—	—	—
Due from broker (Note 2)	—	10,982,316	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	61,169	10,478	33,418	75,206
Miscellaneous receivable	299	—	855	—

Total assets	203,066,410	613,577,483	373,420,886	5,386,566,564

Liabilities:
Due to custodian	—	—	103,097	—
Payable for investments purchased	—	—	323,410	6,554,519
Payable for Fund shares repurchased	—	—	4,900,000	1,432,373
Payable to affiliate for (Note 5):
Management fee	86,836	167,844	165,603	1,471,647
Shareholder service fee	18,015	21,164	49,681	290,011
Payable for foreign currency purchased	213	—	—	—
Written options outstanding, at value (Note 4)(d)	—	18,561,434	—	—
Payable to agents unaffiliated with GMO	—	31	31	713
Payable to Trustees and related expenses	260	780	599	16,116
Accrued expenses	95,960	104,653	130,122	316,270

Total liabilities	201,284	18,855,906	5,672,543	10,081,649

Net assets	$202,865,126	$594,721,577	$367,748,343	$5,376,484,915

(a) Cost of investments – unaffiliated issuers:	$247,673,552	$600,423,209	$324,967,062	$5,274,240,761
(b) Cost of investments – affiliated issuers:	$4,831,400	$—	$12,601,170	$112,281,000
(c) Cost of foreign currency:	$27,918	$36	$11,050	$—
(d) Premiums on options:	$—	$16,804,534	$—	$—

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Net assets consist of:
Paid-in capital	$260,582,763	$597,508,338	$355,113,471	$5,184,964,806
Accumulated undistributed net investment income	3,533,183	—	6,842,504	42,751,398
Distributions in excess of net investment income	—	(1,188,376)	—	—
Accumulated net realized gain (loss)	(10,804,791)	177,817	(26,960,385)	190,076,775
Net unrealized appreciation (depreciation)	(50,446,029)	(1,776,202)	32,752,753	(41,308,064)

	$202,865,126	$594,721,577	$367,748,343	$5,376,484,915

Net assets attributable to:
Class III shares	$15,101,221	$6,368,668	$367,748,343	$151,836,440

Class IV shares	$187,763,905	$5,758,915	$—	$381,229,254

Class VI shares	$—	$582,593,994	$—	$4,843,419,221

Shares outstanding:
Class III	1,091,192	685,189	23,934,805	10,230,923

Class IV	13,603,566	618,043	—	25,745,163

Class VI	—	62,485,945	—	327,740,211

Net asset value per share:
Class III	$13.84	$9.29	$15.36	$14.84

Class IV	$13.80	$9.32	$—	$14.81

Class VI	$—	$9.32	$—	$14.78

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2015 (Unaudited)

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$7,310,225	$263,025,781	$43,851,678	$5,563,261	$115,450,264
Dividends from affiliated issuers (Note 10)	3,070	61,930	11,898	1,647	31,798
Interest	1,131	—	31,519	414	—

Total investment income	7,314,426	263,087,711	43,895,095	5,565,322	115,482,062

Expenses:
Management fee (Note 5)	980,701	30,609,343	3,705,335	868,018	15,844,615
Shareholder service fee – Class II (Note 5)	—	118,198	—	—	—
Shareholder service fee – Class III (Note 5)	109,394	954,300	441,224	217,005	3,697,131
Shareholder service fee – Class IV (Note 5)	145,005	4,888,748	591,121	—	1,086,477
Shareholder service fee – Class V (Note 5)	—	—	—	—	104,544
Shareholder service fee – Class VI (Note 5)	—	—	13,276	—	648,416
Audit and tax fees	44,716	72,209	43,122	53,484	46,358
Custodian and fund accounting agent fees	189,811	2,177,899	465,365	161,921	745,475
Legal fees	5,152	99,728	16,008	4,048	77,832
Registration fees	1,288	15,824	8,648	2,576	17,886
Transfer agent fees	19,320	28,276	25,177	13,738	—
Trustees fees and related expenses (Note 5)	2,576	73,416	10,672	1,656	56,856
Miscellaneous	20,424	70,267	25,626	22,008	30,544

Total expenses	1,518,387	39,108,208	5,345,574	1,344,454	22,356,134
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(271,631)	(2,399,272)	(572,120)	(240,735)	(894,543)

Net expenses	1,246,756	36,708,936	4,773,454	1,103,719	21,461,591

Net investment income (loss)	6,067,670	226,378,775	39,121,641	4,461,603	94,020,471

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	19,517,936	205,826,813	33,051,725	7,744,801	498,186,441
Realized gain distributions from affiliated issuers (Note 10)	111	4,628	2,751	103	2,888
Futures contracts	(175)	—	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	(49,859)	(3,248,661)	(354,041)	(59,123)	(338,863)

Net realized gain (loss)	19,468,013	202,582,780	32,700,435	7,685,781	497,850,466

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(54,742,792)	(1,350,368,483)	(224,085,111)	(25,974,063)	(1,198,648,372)
Futures contracts	(367,683)	—	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	25,865	1,234,291	167,795	(5,727)	77,260

Net unrealized gain (loss)	(55,084,610)	(1,349,134,192)	(223,917,316)	(25,979,790)	(1,198,571,112)

Net realized and unrealized gain (loss)	(35,616,597)	(1,146,551,412)	(191,216,881)	(18,294,009)	(700,720,646)

Net increase (decrease) in net assets resulting from operations	$(29,548,927)	$(920,172,637)	$(152,095,240)	$(13,832,406)	$(606,700,175)

(a) Withholding tax:	$634,061	$28,190,294	$4,484,336	$440,540	$2,143,573

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2015 (Unaudited) — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$4,688,502	$—	$8,886,870	$61,142,657
Dividends from affiliated issuers (Note 10)	1,473	—	3,252	38,411
Interest	754	191,481	14,047	—

Total investment income	4,690,729	191,481	8,904,169	61,181,068

Expenses:
Management fee (Note 5)	465,534	983,665	1,033,384	9,461,678
Shareholder service fee – Class III (Note 5)	14,103	3,771	310,016	165,794
Shareholder service fee – Class IV (Note 5)	83,704	3,227	—	204,155
Shareholder service fee – Class VI (Note 5)	—	117,068	—	1,505,609
Audit and tax fees	36,712	29,196	52,748	34,321
Custodian and fund accounting agent fees	137,104	47,708	150,588	397,614
Legal fees	2,760	3,312	4,968	53,360
Registration fees	1,288	4,416	2,024	11,040
Transfer agent fees	19,289	—	13,891	—
Trustees fees and related expenses (Note 5)	936	2,392	2,208	38,640
Miscellaneous	7,406	9,567	12,328	17,112

Total expenses	768,836	1,204,322	1,582,155	11,889,323
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(103,664)	(94,016)	(219,619)	(504,983)

Net expenses	665,172	1,110,306	1,362,536	11,384,340

Net investment income (loss)	4,025,557	(918,825)	7,541,633	49,796,728

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(4,307,293)	17,008	(4,337,503)	354,599,901
Realized gain distributions from affiliated issuers (Note 10)	67	—	211	1,609
Futures contracts	(156)	—	—	—
Written options	—	6,940,836	—	—
Foreign currency, forward contracts and foreign currency related transactions	(53,834)	(623,152)	(136,143)	—

Net realized gain (loss)	(4,361,216)	6,334,692	(4,473,435)	354,601,510

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(31,135,549)	(35,271)	(37,014,041)	(793,898,509)
Futures contracts	3,705	—	—	—
Written options	—	(7,898,112)	—	—
Foreign currency, forward contracts and foreign currency related transactions	(19,148)	(31)	19,442	(15,469)

Net unrealized gain (loss)	(31,150,992)	(7,933,414)	(36,994,599)	(793,913,978)

Net realized and unrealized gain (loss)	(35,512,208)	(1,598,722)	(41,468,034)	(439,312,468)

Net increase (decrease) in net assets resulting from operations	$(31,486,651)	$(2,517,547)	$(33,926,401)	$(389,515,740)

(a) Withholding tax:	$407,479	$—	$976,335	$—

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Changes in Net Assets

	Developed World Stock Fund		International Equity Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,067,670	$9,614,329	$226,378,775	$360,776,997
Net realized gain (loss)	19,468,013	47,408,868	202,582,780	696,104,018
Change in net unrealized appreciation (depreciation)	(55,084,610)	(32,459,628)	(1,349,134,192)	(1,462,245,116)

Net increase (decrease) in net assets from operations	(29,548,927)	24,563,569	(920,172,637)	(405,364,101)

Distributions to shareholders from:
Net investment income
Class II	—	—	(356,695)	(5,103,577)
Class III	(727,879)	(4,530,295)	(4,760,186)	(55,740,632)
Class IV	(1,623,399)	(7,796,353)	(43,946,375)	(521,384,627)

Total distributions from net investment income	(2,351,278)	(12,326,648)	(49,063,256)	(582,228,836)

Net realized gains
Class II	—	—	—	(4,247,677)
Class III	(255,637)	—	—	(43,936,762)
Class IV	(539,972)	—	—	(431,826,541)

Total distributions from net realized gains	(795,609)	—	—	(480,010,980)

Net share transactions (Note 9):
Class II	—	—	(17,854,897)	(8,069,795)
Class III	(24,362,085)	(16,281,175)	(344,427,066)	94,273,823
Class IV	2,170,440	7,796,353	(757,436,409)	776,079,487

Increase (decrease) in net assets resulting from net share transactions	(22,191,645)	(8,484,822)	(1,119,718,372)	862,283,515

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	29,712	8,330	—	—
Class IV	58,674	13,850	—	—

Increase in net assets resulting from purchase premiums and redemption fees	88,386	22,180	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(22,103,259)	(8,462,642)	(1,119,718,372)	862,283,515

Total increase (decrease) in net assets	(54,799,073)	3,774,279	(2,088,954,265)	(605,320,402)

Net assets:
Beginning of period	448,544,374	444,770,095	13,015,882,180	13,621,202,582

End of period	$393,745,301	$448,544,374	$10,926,927,915	$13,015,882,180

Accumulated undistributed net investment income	$5,455,815	$1,739,423	$174,692,556	$—

Distributions in excess of net investment income	$—	$—	$—	$(2,622,963)

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Large/Mid Cap Equity Fund		International Small Companies Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$39,121,641	$57,494,458	$4,461,603	$6,671,265
Net realized gain (loss)	32,700,435	151,959,208	7,685,781	31,641,436
Change in net unrealized appreciation (depreciation)	(223,917,316)	(268,513,764)	(25,979,790)	(55,675,058)

Net increase (decrease) in net assets from operations	(152,095,240)	(59,060,098)	(13,832,406)	(17,362,357)

Distributions to shareholders from:
Net investment income
Class III	(1,599,042)	(23,901,279)	(897,276)	(7,239,606)
Class IV	(4,167,371)	(50,723,551)	—	—
Class VI	(1,514)	(12,974,926)	—	—

Total distributions from net investment income	(5,767,927)	(87,599,756)	(897,276)	(7,239,606)

Net realized gains
Class III	—	(37,850,457)	—	(59,619,267)
Class IV	—	(79,302,894)	—	—
Class VI	—	(20,056,045)	—	—

Total distributions from net realized gains	—	(137,209,396)	—	(59,619,267)

Net share transactions (Note 9):
Class III	(4,796,736)	74,757,683	1,059,569	(15,427,943)
Class IV	(299,793,698)	243,452,691	—	—
Class VI	347,261,893	(275,378,617)	—	—

Increase (decrease) in net assets resulting from net share transactions	42,671,459	42,831,757	1,059,569	(15,427,943)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	158,262	406,473

Increase in net assets resulting from purchase premiums and redemption fees	—	—	158,262	406,473

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	42,671,459	42,831,757	1,217,831	(15,021,470)

Total increase (decrease) in net assets	(115,191,708)	(241,037,493)	(13,511,851)	(99,242,700)

Net assets:
Beginning of period	1,939,703,423	2,180,740,916	283,445,509	382,688,209

End of period	$1,824,511,715	$1,939,703,423	$269,933,658	$283,445,509

Accumulated undistributed net investment income	$35,063,714	$1,710,000	$2,539,641	$—

Distributions in excess of net investment income	$—	$—	$—	$(1,024,686)

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund		Resources Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$94,020,471	$198,543,374	$4,025,557	$6,456,646
Net realized gain (loss)	497,850,466	1,729,649,532	(4,361,216)	3,744,164
Change in net unrealized appreciation (depreciation)	(1,198,571,112)	(373,569,440)	(31,150,992)	(23,180,183)

Net increase (decrease) in net assets from operations	(606,700,175)	1,554,623,466	(31,486,651)	(12,979,373)

Distributions to shareholders from:
Net investment income
Class III	(18,740,209)	(103,570,682)	(35,207)	(1,367,521)
Class IV	(8,574,482)	(37,129,344)	(344,655)	(5,605,478)
Class V	(894,579)	(15,931,503)	—	—
Class VI	(10,123,825)	(58,556,121)	—	—

Total distributions from net investment income	(38,333,095)	(215,187,650)	(379,862)	(6,972,999)

Net realized gains
Class III	(289,840,264)	(1,057,004,236)	—	(2,298,708)
Class IV	(125,131,886)	(354,305,116)	—	(8,515,008)
Class V	(13,805,180)	(155,846,978)	—	—
Class VI	(141,530,866)	(576,578,046)	—	—

Total distributions from net realized gains	(570,308,196)	(2,143,734,376)	—	(10,813,716)

Net share transactions (Note 9):
Class III	(530,261,192)	2,565,660	(6,000,257)	(52,796,662)
Class IV	(47,110,542)	186,111,449	97,375,449	6,266,723
Class V	(25,580,306)	(319,202,266)	—	—
Class VI	(60,489,179)	(973,711,295)	—	—

Increase (decrease) in net assets resulting from net share transactions	(663,441,219)	(1,104,236,452)	91,375,192	(46,529,939)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	31,671	172,706
Class IV	—	—	282,551	161,655

Increase in net assets resulting from purchase premiums and redemption fees	—	—	314,222	334,361

Total increase (decrease) in net assets resulting from net share transactions	(663,441,219)	(1,104,236,452)	91,689,414	(46,195,578)

Total increase (decrease) in net assets	(1,878,782,685)	(1,908,535,012)	59,822,901	(76,961,666)

Net assets:
Beginning of period	10,302,678,524	12,211,213,536	143,042,225	220,003,891

End of period	$8,423,895,839	$10,302,678,524	$202,865,126	$143,042,225

Accumulated undistributed net investment income	$76,839,334	$21,151,958	$3,533,183	$—

Distributions in excess of net investment income	$—	$—	$—	$(112,512)

64	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Risk Premium Fund		Tax-Managed International Equities Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(918,825)	$(3,153,749)	$7,541,633	$12,364,330
Net realized gain (loss)	6,334,692	46,162,693	(4,473,435)	29,811,589
Change in net unrealized appreciation (depreciation)	(7,933,414)	2,155,473	(36,994,599)	(57,988,515)

Net increase (decrease) in net assets from operations	(2,517,547)	45,164,417	(33,926,401)	(15,812,596)

Distributions to shareholders from:
Net investment income
Class III	—	—	(1,296,275)	(16,939,282)

Total distributions from net investment income	—	—	(1,296,275)	(16,939,282)

Net realized gains
Class III	(234,054)	(572,584)	—	—
Class IV	(282,841)	(1,403,322)	—	—
Class VI	(19,056,083)	(47,205,130)	—	—

Total distributions from net realized gains	(19,572,978)	(49,181,036)	—	—

Net share transactions (Note 9):
Class III	1,830,375	(2,385,645)	(24,076,689)	(25,865,870)
Class IV	(975,966)	(21,268,218)	—	—
Class VI	171,186,718	(297,185,406)	—	—

Increase (decrease) in net assets resulting from net share transactions	172,041,127	(320,839,269)	(24,076,689)	(25,865,870)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	4,147	31,273	—	—
Class IV	4,065	41,137	—	—
Class VI	372,482	2,524,540	—	—

Increase in net assets resulting from purchase premiums and redemption fees	380,694	2,596,950	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	172,421,821	(318,242,319)	(24,076,689)	(25,865,870)

Total increase (decrease) in net assets	150,331,296	(322,258,938)	(59,299,365)	(58,617,748)

Net assets:
Beginning of period	444,390,281	766,649,219	427,047,708	485,665,456

End of period	$594,721,577	$444,390,281	$367,748,343	$427,047,708

Accumulated undistributed net investment income	$—	$—	$6,842,504	$597,146

Distributions in excess of net investment income	$(1,188,376)	$(269,551)	$—	$—

See accompanying notes to the financial statements.	65

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Allocation Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$49,796,728	$125,626,818
Net realized gain (loss)	354,601,510	898,979,412
Change in net unrealized appreciation (depreciation)	(793,913,978)	(192,803,361)

Net increase (decrease) in net assets from operations	(389,515,740)	831,802,869

Distributions to shareholders from:
Net investment income
Class III	(448,241)	(5,765,842)
Class IV	(1,012,309)	(3,984,621)
Class V	—	(457,461)*
Class VI	(14,112,649)	(121,109,715)

Total distributions from net investment income	(15,573,199)	(131,317,639)

Net realized gains
Class III	(8,443,788)	(43,870,051)
Class IV	(16,051,294)	(28,387,772)
Class V	—	(5,160,021)*
Class VI	(214,512,262)	(837,602,879)

Total distributions from net realized gains	(239,007,344)	(915,020,723)

Net share transactions (Note 9):
Class III	(113,653,415)	(194,245,896)
Class IV	(6,716,510)	146,989,519
Class V	—	(267,575,387)*
Class VI	(609,185,334)	(840,145,840)

Increase (decrease) in net assets resulting from net share transactions	(729,555,259)	(1,154,977,604)

Total increase (decrease) in net assets	(1,373,651,542)	(1,369,513,097)

Net assets:
Beginning of period	6,750,136,457	8,119,649,554

End of period	$5,376,484,915	$6,750,136,457

Accumulated undistributed net investment income	$42,751,398	$8,527,869

*	Class V liquidated on July 30, 2014

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEVELOPED WORLD STOCK FUND

	Class III Shares									Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014	2013	2012		2011				2015	2014	2013	2012		2011
Net asset value, beginning of period	$24.93		$24.28	$19.41	$18.35	$19.24		$16.28		$24.94		$24.30	$19.42	$18.36	$19.26		$16.30

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.34		0.52	0.51	0.44	0.43		0.33		0.35		0.53	0.52	0.44	0.44		0.34
Net realized and unrealized gain (loss)	(2.07)		0.80	4.75	1.12	(0.78	)(b)	3.09		(2.06)		0.80	4.76	1.13	(0.79	)(b)	3.09

Total from investment operations	(1.73)		1.32	5.26	1.56	(0.35)		3.42		(1.71)		1.33	5.28	1.57	(0.35)		3.43

Less distributions to shareholders:
From net investment income	(0.13)		(0.67)	(0.39)	(0.50)	(0.54)		(0.46)		(0.14)		(0.69)	(0.40)	(0.51)	(0.55)		(0.47)
From net realized gains	(0.05)		—	—	—	—		—		(0.05)		—	—	—	—		—

Total distributions	(0.18)		(0.67)	(0.39)	(0.50)	(0.54)		(0.46)		(0.19)		(0.69)	(0.40)	(0.51)	(0.55)		(0.47)

Net asset value, end of period	$23.02		$24.93	$24.28	$19.41	$18.35		$19.24		$23.04		$24.94	$24.30	$19.42	$18.36		$19.26

Total Return(c)	(6.97	)%**	5.60%	27.29%	8.68%	(1.64)%		21.41%		(6.90	)%**	5.61%	27.39%	8.74%	(1.61)%		21.44%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124,167		$158,907	$170,532	$145,072	$147,629		$210,780		$269,579		$289,637	$274,238	$215,262	$197,989		$201,121
Net expenses to average daily net assets(d)	0.61	%*	0.60%	0.61%	0.60%	0.60	%(e)	0.60	%(e)	0.56	%*	0.55%	0.56%	0.55%	0.55	%(e)	0.55	%(e)
Net investment income (loss) to average daily net assets	2.76	%*	2.13%	2.31%	2.38%	2.40%		1.93%		2.80	%*	2.16%	2.37%	2.40%	2.42%		1.98%
Portfolio turnover rate	41	%**	75%	64%	50%	56%		34%		41	%**	75%	64%	50%	56%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%*	0.14%	0.10%	0.11%	0.11%		0.11%		0.12	%*	0.14%	0.10%	0.11%	0.11%		0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.00 (f)	$0.00 (f)	$0.01	$0.01		$0.00	(f)	$0.01		$0.00 (f)	$0.00 (f)	$0.00 (f)	$0.00	(f)	$0.00	(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares											Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011				2015	2014		2013		2012		2011
Net asset value, beginning of period	$23.43		$26.16	$20.94		$20.18		$23.07		$19.35		$23.70		$26.44	$21.16		$20.39		$23.31		$19.56

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.43		0.66	0.80		0.56		0.63		0.48		0.43		0.69	0.86		0.56		0.65		0.47
Net realized and unrealized gain (loss)	(2.26)		(1.42)	4.88		0.85		(2.83	)(b)	3.51		(2.27)		(1.45)	4.90		0.88		(2.86	)(b)	3.58

Total from investment operations	(1.83)		(0.76)	5.68		1.41		(2.20)		3.99		(1.84)		(0.76)	5.76		1.44		(2.21)		4.05

Less distributions to shareholders:
From net investment income	(0.08)		(1.07)	(0.46)		(0.65)		(0.69)		(0.27)		(0.09)		(1.08)	(0.48)		(0.67)		(0.71)		(0.30)
From net realized gains	—		(0.90)	—		—		—		—		—		(0.90)	—		—		—		—

Total distributions	(0.08)		(1.97)	(0.46)		(0.65)		(0.69)		(0.27)		(0.09)		(1.98)	(0.48)		(0.67)		(0.71)		(0.30)

Net asset value, end of period	$21.52		$23.43	$26.16		$20.94		$20.18		$23.07		$21.77		$23.70	$26.44		$21.16		$20.39		$23.31

Total Return(c)	(7.81	)%**	(2.55)%	27.41%		7.23%		(9.51)%		20.79%		(7.77	)%**	(2.50)%	27.53%		7.30%		(9.47)%		20.88%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93,004		$118,737	$139,401		$169,056		$292,379		$217,090		$1,074,687		$1,523,128	$1,555,509		$1,540,203		$1,812,184		$2,257,078
Net expenses to average daily net assets(d)	0.72	%*	0.72%	0.72	%(e)	0.72	%(e)	0.72	%(e)	0.72	%(e)	0.65	%*	0.65%	0.65	%(e)	0.65	%(e)	0.65	%(e)	0.65	%(e)
Net investment income (loss) to average daily net assets	3.66	%*	2.63%	3.47%		2.87%		3.04%		2.36%		3.63	%*	2.73%	3.62%		2.82%		3.09%		2.30%
Portfolio turnover rate	31	%**	70%	48%		40%		37%		40%		31	%**	70%	48%		40%		37%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%	0.04%		0.04%		0.05%		0.05%		0.04	%*	0.04%	0.04%		0.04%		0.05%		0.05%

	Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$23.66		$26.41	$21.14		$20.37		$23.30		$19.55

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.44		0.67	0.89		0.54		0.62		0.48
Net realized and unrealized gain (loss)	(2.26)		(1.42)	4.88		0.91		(2.83	)(b)	3.58

Total from investment operations	(1.82)		(0.75)	5.77		1.45		(2.21)		4.06

Less distributions to shareholders:
From net investment income	(0.10)		(1.10)	(0.50)		(0.68)		(0.72)		(0.31)
From net realized gains	—		(0.90)	—		—		—		—

Total distributions	(0.10)		(2.00)	(0.50)		(0.68)		(0.72)		(0.31)

Net asset value, end of period	$21.74		$23.66	$26.41		$21.14		$20.37		$23.30

Total Return(c)	(7.72	)%**	(2.47)%	27.60%		7.39%		(9.43)%		20.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,759,237		$11,374,017	$11,926,293		$7,366,819		$5,047,058		$3,458,202
Net expenses to average daily net assets(d)	0.59	%*	0.59%	0.59	%(e)	0.59	%(e)	0.59	%(e)	0.59	%(e)
Net investment income (loss) to average daily net assets	3.71	%*	2.66%	3.74%		2.70%		3.00%		2.32%
Portfolio turnover rate	31	%**	70%	48%		40%		37%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%	0.04%		0.04%		0.05%		0.05%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL LARGE/MID CAP EQUITY FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011				2015	2014		2013		2012		2011
Net asset value, beginning of period	$30.16		$35.20	$28.96		$27.50		$30.77		$25.63		$30.14		$35.18	$28.94		$27.48		$30.75		$25.62

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.61		0.92	1.18		0.77		0.87		0.62		0.61		0.96	1.17		0.80		0.90		0.61
Net realized and unrealized gain (loss)	(2.94)		(2.19)	6.56		1.62		(3.15)		5.11		(2.93)		(2.21)	6.60		1.60		(3.17)		5.13

Total from investment operations	(2.33)		(1.27)	7.74		2.39		(2.28)		5.73		(2.32)		(1.25)	7.77		2.40		(2.27)		5.74

Less distributions to shareholders:
From net investment income	(0.08)		(1.46)	(1.50)		(0.93)		(0.99)		(0.59)		(0.09)		(1.48)	(1.53)		(0.94)		(1.00)		(0.61)
From net realized gains	—		(2.31)	—		—		—		—		—		(2.31)	—		—		—		—

Total distributions	(0.08)		(3.77)	(1.50)		(0.93)		(0.99)		(0.59)		(0.09)		(3.79)	(1.53)		(0.94)		(1.00)		(0.61)

Net asset value, end of period	$27.75		$30.16	$35.20		$28.96		$27.50		$30.77		$27.73		$30.14	$35.18		$28.94		$27.48		$30.75

Total Return(b)	(7.73	)%**	(3.33)%	27.30%		8.93%		(7.25)%		22.61%		(7.71	)%**	(3.28)%	27.40%		9.00%		(7.19)%		22.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$540,485		$592,365	$598,840		$621,870		$885,023		$857,774		$962,039		$1,346,483	$1,262,615		$1,394,919		$1,078,912		$1,235,303
Net expenses to average daily net assets(c)	0.53	%*	0.53%	0.53	%(d)	0.53	%(d)	0.53	%(d)	0.53	%(d)	0.47	%*	0.47%	0.47	%(d)	0.47	%(d)	0.47	%(d)	0.47	%(d)
Net investment income (loss) to average daily net assets	4.02	%*	2.80%	3.70%		2.87%		3.10%		2.28%		4.07	%*	2.91%	3.69%		2.93%		3.18%		2.24%
Portfolio turnover rate	37	%**	82%	54%		47%		34%		40%		37	%**	82%	54%		47%		34%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.07%	0.06%		0.05%		0.04%		0.05%		0.06	%*	0.07%	0.06%		0.05%		0.05%		0.05%

	Class VI Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$30.11		$35.15	$28.91		$27.46		$30.72		$25.60

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.36		0.94	1.58		0.79		0.92		0.61
Net realized and unrealized gain (loss)	(2.67)		(2.17)	6.17		1.61		(3.17)		5.13

Total from investment operations	(2.31)		(1.23)	7.75		2.40		(2.25)		5.74

Less distributions to shareholders:
From net investment income	(0.06)		(1.50)	(1.51)		(0.95)		(1.01)		(0.62)
From net realized gains	—		(2.31)	—		—		—		—

Total distributions	(0.06)		(3.81)	(1.51)		(0.95)		(1.01)		(0.62)

Net asset value, end of period	$27.74		$30.11	$35.15		$28.91		$27.46		$30.72

Total Return(b)	(7.69	)%**	(3.24)%	27.39%		9.01%		(7.13)%		22.69%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$321,988		$855	$319,285		$2,481,773		$2,247,969		$3,507,677
Net expenses to average daily net assets(c)	0.44	%*	0.44%	0.44	%(d)	0.44	%(d)	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets	2.38	%*	2.89%	5.24%		2.89%		3.25%		2.25%
Portfolio turnover rate	37	%**	82%	54%		47%		34%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.07%	0.05%		0.05%		0.05%		0.05%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$7.65		$10.23	$8.34		$7.44		$8.48		$6.63

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.12		0.19	0.15		0.18		0.17		0.14
Net realized and unrealized gain (loss)	(0.50)		(0.73)	2.37		1.02		(0.84)		1.88

Total from investment operations	(0.38)		(0.54)	2.52		1.20		(0.67)		2.02

Less distributions to shareholders:
From net investment income	(0.02)		(0.22)	(0.45)		(0.30)		(0.37)		(0.17)
From net realized gains	—		(1.82)	(0.18)		—		—		—

Total distributions	(0.02)		(2.04)	(0.63)		(0.30)		(0.37)		(0.17)

Net asset value, end of period	$7.25		$7.65	$10.23		$8.34		$7.44		$8.48

Total Return(b)	(4.92	)%**	(4.87)%	31.30%		16.75%		(8.05)%		31.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$269,934		$283,446	$382,688		$313,557		$368,374		$467,733
Net expenses to average daily net assets(c)	0.76	%*	0.77%	0.77	%(d)	0.76	%(d)	0.76	%(d)	0.76	%(d)
Net investment income (loss) to average daily net assets	3.08	%*	2.15%	1.63%		2.50%		2.28%		1.91%
Portfolio turnover rate	38	%**	83%	79%		76%		90%		55%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%*	0.17%	0.15%		0.17%		0.14%		0.12%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	$0.01	$0.01		$0.00	(e)	$0.01		$0.05
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011				2015	2014		2013		2012		2011
Net asset value, beginning of period	$22.98		$25.08	$23.81		$23.41		$20.81		$18.99		$23.01		$25.10	$23.83		$23.42		$20.83		$19.01

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.21		0.42	0.51		0.47		0.43		0.36		0.22		0.43	0.53		0.49		0.44		0.38
Net realized and unrealized gain (loss)	(1.65)		2.91	3.70		2.24		2.58		1.82		(1.66)		2.92	3.70		2.24		2.57		1.81

Total from investment operations	(1.44)		3.33	4.21		2.71		3.01		2.18		(1.44)		3.35	4.23		2.73		3.01		2.19

Less distributions to shareholders:
From net investment income	(0.09)		(0.49)	(0.53)		(0.51)		(0.41)		(0.36)		(0.10)		(0.50)	(0.55)		(0.52)		(0.42)		(0.37)
From net realized gains	(1.40)		(4.94)	(2.41)		(1.80)		—		—		(1.40)		(4.94)	(2.41)		(1.80)		—		—

Total distributions	(1.49)		(5.43)	(2.94)		(2.31)		(0.41)		(0.36)		(1.50)		(5.44)	(2.96)		(2.32)		(0.42)		(0.37)

Net asset value, end of period	$20.05		$22.98	$25.08		$23.81		$23.41		$20.81		$20.07		$23.01	$25.10		$23.83		$23.42		$20.83

Total Return(b)	(6.48	)%**	14.73%	18.38%		12.39%		14.71%		11.67%		(6.50	)%**	14.81%	18.43%		12.47%		14.70%		11.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,189,351		$5,336,063	$5,747,512		$6,682,281		$6,539,510		$5,288,776		$1,887,944		$2,201,876	$2,134,444		$2,079,055		$2,035,597		$1,662,542
Net expenses to average daily net assets(c)	0.48	%*	0.48%	0.48	%(d)	0.48	%(d)	0.48	%(d)	0.48	%(d)	0.44	%*	0.44%	0.44	%(d)	0.44	%(d)	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets	1.92	%*	1.71%	2.04%		2.02%		2.01%		1.88%		1.97	%*	1.77%	2.07%		2.09%		2.04%		1.95%
Portfolio turnover rate	20	%**	60%	48%		34%		40%		32%		20	%**	60%	48%		34%		40%		32%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%	0.01%		0.02%		0.02%		0.02%		0.02	%*	0.02%	0.01%		0.02%		0.02%		0.02%

	Class V Shares											Class VI Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011				2015	2014		2013		2012		2011
Net asset value, beginning of period	$23.01		$25.10	$23.82		$23.42		$20.82		$19.00		$22.99		$25.09	$23.82		$23.41		$20.82		$19.00

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.22		0.44	0.56		0.48		0.44		0.38		0.23		0.45	0.54		0.49		0.45		0.38
Net realized and unrealized gain (loss)	(1.66)		2.92	3.68		2.25		2.58		1.81		(1.67)		2.90	3.70		2.25		2.57		1.81

Total from investment operations	(1.44)		3.36	4.24		2.73		3.02		2.19		(1.44)		3.35	4.24		2.74		3.02		2.19

Less distributions to shareholders:
From net investment income	(0.09)		(0.51)	(0.55)		(0.53)		(0.42)		(0.37)		(0.10)		(0.51)	(0.56)		(0.53)		(0.43)		(0.37)
From net realized gains	(1.40)		(4.94)	(2.41)		(1.80)		—		—		(1.40)		(4.94)	(2.41)		(1.80)		—		—

Total distributions	(1.49)		(5.45)	(2.96)		(2.33)		(0.42)		(0.37)		(1.50)		(5.45)	(2.97)		(2.33)		(0.43)		(0.37)

Net asset value, end of period	$20.08		$23.01	$25.10		$23.82		$23.42		$20.82		$20.05		$22.99	$25.09		$23.82		$23.41		$20.82

Total Return(b)	(6.47	)%**	14.86%	18.49%		12.45%		14.74%		11.73%		(6.48	)%**	14.83%	18.50%		12.53%		14.76%		11.77%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$212,667		$267,809	$653,307		$455,097		$578,367		$371,927		$2,133,934		$2,496,930	$3,675,950		$4,140,416		$9,816,202		$8,913,391
Net expenses to average daily net assets(c)	0.42	%*	0.42%	0.42	%(d)	0.41	%(d)	0.42	%(d)	0.42	%(d)	0.39	%*	0.39%	0.39	%(d)	0.38	%(d)	0.39	%(d)	0.39	%(d)
Net investment income (loss) to average daily net assets	1.99	%*	1.81%	2.22%		2.05%		2.08%		1.96%		2.02	%*	1.83%	2.13%		2.10%		2.09%		1.99%
Portfolio turnover rate	20	%**	60%	48%		34%		40%		32%		20	%**	60%	48%		34%		40%		32%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.02	%*	0.02%	0.01%		0.02%		0.02%		0.02%		0.02	%*	0.02%	0.01%		0.02%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29								Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,
			2015		2014		2013		2012(a)				2015		2014(b)
Net asset value, beginning of period	$16.33		$21.88		$21.59		$22.96		$20.00		$16.28		$21.86		$21.40

Income (loss) from investment operations:
Net investment income (loss)†(c)	0.33		0.87		0.51		0.32		0.03		0.34		0.75		0.45
Net realized and unrealized gain (loss)	(2.79)		(3.77)		0.45		(1.25	)(d)	2.93		(2.78)		(3.65)		0.70

Total from investment operations	(2.46)		(2.90)		0.96		(0.93)		2.96		(2.44)		(2.90)		1.15

Less distributions to shareholders:
From net investment income	(0.03)		(1.03)		(0.40)		(0.20)		—		(0.04)		(1.06)		(0.42)
From net realized gains	—		(1.62)		(0.27)		(0.24)		—		—		(1.62)		(0.27)

Total distributions	(0.03)		(2.65)		(0.67)		(0.44)		—		(0.04)		(2.68)		(0.69)

Net asset value, end of period	$13.84		$16.33		$21.88		$21.59		$22.96		$13.80		$16.28		$21.86

Total Return(e)	(15.07	)%**	(12.81)%		4.54%		(4.00)%		14.80	%**	(15.03	)%**	(12.82)%		5.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,101		$23,734		$81,646		$104,241		$8,101		$187,764		$119,308		$138,358
Net expenses to average daily net assets	0.76	%*(f)	0.76	%(f)	0.75	%(f)(g)	0.77	%(f)	0.75	%*	0.71	%*(f)	0.71	%(f)	0.70	%*(f)(g)
Net investment income (loss) to average daily net assets	4.18	%*	4.01%		2.36%		1.48%		0.78	%*	4.34	%*	3.58%		2.23	%*
Portfolio turnover rate	53	%**	126%		40%		51%		15	%**	53	%**	126%		40	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10	%*	0.08%		0.10%		0.73%		7.69	%*	0.11	%*	0.09%		0.11	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.07		$0.06		$0.22		$0.06		$0.03		$0.03		$0.03

(a)	Period from December 28, 2011 (commencement of operations) through February 29, 2012.
(b)	Period from March 20, 2013 (commencement of operations) through February 28, 2014.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares								Class IV Shares								Class VI Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,						Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,						Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,
			2015		2014		2013(a)				2015		2014		2013(b)				2015		2014		2013(c)
Net asset value, beginning of period	$9.91		$10.58		$10.53		$10.27		$9.94		$10.60		$10.54		$10.30		$9.94		$10.60		$10.53		$10.00

Income (loss) from investment operations:
Net investment income (loss)†(d)	(0.03)		(0.06)		(0.06)		(0.01)		(0.02)		(0.06)		(0.06)		(0.01)		(0.02)		(0.05)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	(0.11)		0.34		0.71		0.27		(0.12)		0.35		0.72		0.25		(0.12)		0.34		0.72		0.54

Total from investment operations	(0.14)		0.28		0.65		0.26		(0.14)		0.29		0.66		0.24		(0.14)		0.29		0.67		0.53

Less distributions to shareholders:
From net realized gains	(0.48)		(0.95)		(0.60)		—		(0.48)		(0.95)		(0.60)		—		(0.48)		(0.95)		(0.60)		—

Total distributions	(0.48)		(0.95)		(0.60)		—		(0.48)		(0.95)		(0.60)		—		(0.48)		(0.95)		(0.60)		—

Net asset value, end of period	$9.29		$9.91		$10.58		$10.53		$9.32		$9.94		$10.60		$10.54		$9.32		$9.94		$10.60		$10.53

Total Return(e)	(1.60	)%**	3.19%		6.42%		2.53	%**	(1.59	)%**	3.29%		6.51%		2.33	%**	(1.60	)%**	3.29%		6.61%		5.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,369		$4,832		$7,489		$6,793		$5,759		$7,094		$28,964		$8,244		$582,594		$432,465		$730,196		$616,464
Net expenses to average daily net assets	0.60	%*	0.61	%(f)	0.60	%(f)(g)	0.60	%(f)(g)*	0.55	%*	0.55	%(f)	0.55	%(f)(g)	0.55	%(f)(g)*	0.51	%*	0.51	%(f)	0.51	%(f)(g)	0.51	%(f)(g)*
Net investment income (loss) to average daily net assets	(0.51	)%*	(0.58)%		(0.57)%		(0.56	)%*	(0.46	)%*	(0.53)%		(0.52)%		(0.51	)%*	(0.42	)%*	(0.49)%		(0.48)%		(0.46	)%*
Portfolio turnover rate	0	%**	112%		0%		0	%**	0	%**	112%		0%		0	%**	0	%**	112%		0%		0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.05%		0.08	%*	0.04	%*	0.03%		0.05%		0.07	%*	0.04	%*	0.03%		0.05%		0.10	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.05		$0.00	(h)	$0.01		$0.01		$0.02		$0.00	(h)	$0.00	(h)	$0.01		$0.04		$0.00	(h)	$0.02

(a)	Period from December 14, 2012 (commencement of operations) through February 28, 2013.
(b)	Period from December 17, 2012 (commencement of operations) through February 28, 2013.
(c)	Period from November 15, 2012 (commencement of operations) through February 28, 2013.
(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	73

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014	2013		2012		2011
Net asset value, beginning of period	$16.80		$18.03	$14.56	$13.80		$15.41		$12.97

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.31		0.47	0.57	0.39		0.43		0.30
Net realized and unrealized gain (loss)	(1.70)		(1.05)	3.37	0.83		(1.59)		2.47

Total from investment operations	(1.39)		(0.58)	3.94	1.22		(1.16)		2.77

Less distributions to shareholders:
From net investment income	(0.05)		(0.65)	(0.47)	(0.46)		(0.45)		(0.33)

Total distributions	(0.05)		(0.65)	(0.47)	(0.46)		(0.45)		(0.33)

Net asset value, end of period	$15.36		$16.80	$18.03	$14.56		$13.80		$15.41

Total Return(b)	(8.27	)%**	(3.10)%	27.37%	8.99%		(7.35)%		21.51%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$367,748		$427,048	$485,665	$479,005		$505,282		$599,876
Net expenses to average daily net assets(c)	0.66	%*	0.66%	0.66%	0.67	%(d)	0.65	%(d)	0.65	%(d)
Net investment income (loss) to average daily net assets	3.65	%*	2.71%	3.54%	2.83%		3.02%		2.20%
Portfolio turnover rate	30	%**	69%	49%	54%		48%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%*	0.12%	0.10%	0.12%		0.11%		0.11%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

74	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY ALLOCATION FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011				2015	2014		2013		2012		2011
Net asset value, beginning of period	$16.61		$17.27	$14.51		$13.06		$12.00		$10.57		$16.58		$17.24	$14.48		$13.04		$11.98		$10.55

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.28	0.28		0.26		0.22		0.18		0.13		0.29	0.29		0.27		0.22		0.18
Net realized and unrealized gain (loss)	(1.19)		1.66	2.77		1.47		1.08		1.43		(1.20)		1.66	2.77		1.46		1.08		1.43

Total from investment operations	(1.07)		1.94	3.05		1.73		1.30		1.61		(1.07)		1.95	3.06		1.73		1.30		1.61

Less distributions to shareholders:
From net investment income	(0.04)		(0.31)	(0.29)		(0.28)		(0.24)		(0.18)		(0.04)		(0.32)	(0.30)		(0.29)		(0.24)		(0.18)
From net realized gains	(0.66)		(2.29)	—		—		—		—		(0.66)		(2.29)	—		—		—		—

Total distributions	(0.70)		(2.60)	(0.29)		(0.28)		(0.24)		(0.18)		(0.70)		(2.61)	(0.30)		(0.29)		(0.24)		(0.18)

Net asset value, end of period	$14.84		$16.61	$17.27		$14.51		$13.06		$12.00		$14.81		$16.58	$17.24		$14.48		$13.04		$11.98

Total Return(b)	(6.61	)%**	12.18%	21.11%		13.40%		11.00%		15.42%		(6.58	)%**	12.27%	21.21%		13.40%		11.05%		15.47%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$151,836		$286,934	$488,982		$188,363		$259,751		$393,523		$381,229		$431,841	$288,782		$44,849		$52,486		$163,627
Net expenses to average daily net assets(c)	0.46	%*	0.46%	0.46	%(d)	0.46	%(d)	0.46	%(d)	0.46	%(d)	0.41	%*	0.41%	0.41	%(d)	0.41	%(d)	0.41	%(d)	0.41	%(d)
Net investment income (loss) to average daily net assets	1.51	%*	1.59%	1.71%		1.95%		1.82%		1.68%		1.60	%*	1.63%	1.75%		2.01%		1.88%		1.68%
Portfolio turnover rate	35	%**	67%	74%		79%		61%		96%		35	%**	67%	74%		79%		61%		96%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%	0.02%		0.02%		0.03%		0.03%		0.02	%*	0.02%	0.02%		0.02%		0.03%		0.03%

	Class VI Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$16.54		$17.21	$14.47		$13.02		$11.97		$10.54

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.30	0.30		0.28		0.23		0.20
Net realized and unrealized gain (loss)	(1.19)		1.65	2.74		1.46		1.07		1.42

Total from investment operations	(1.06)		1.95	3.04		1.74		1.30		1.62

Less distributions to shareholders:
From net investment income	(0.04)		(0.33)	(0.30)		(0.29)		(0.25)		(0.19)
From net realized gains	(0.66)		(2.29)	—		—		—		—

Total distributions	(0.70)		(2.62)	(0.30)		(0.29)		(0.25)		(0.19)

Net asset value, end of period	$14.78		$16.54	$17.21		$14.47		$13.02		$11.97

Total Return(b)	(6.52	)%**	12.28%	21.14%		13.56%		11.06%		15.59%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,843,419		$6,031,361	$7,082,304		$1,249,117		$1,095,053		$1,129,978
Net expenses to average daily net assets(c)	0.37	%*	0.37%	0.37	%(d)	0.37	%(d)	0.37	%(d)	0.37	%(d)
Net investment income (loss) to average daily net assets	1.64	%*	1.70%	1.85%		2.08%		1.93%		1.80%
Portfolio turnover rate	35	%**	67%	74%		79%		61%		96%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%	0.02%		0.02%		0.03%		0.03%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	75

GMO Trust Funds

Notes to Financial Statements

August 31, 2015 (Unaudited)

1.	Organization

Each of Developed World Stock Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund and U.S. Equity Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”).

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Developed World Stock Fund	MSCI World Index	High total return
International Equity Fund	MSCI EAFE Index	High total return
International Large/Mid Cap Equity Fund	MSCI EAFE Index	High total return
International Small Companies Fund	MSCI EAFE Small Cap Index	High total return
Quality Fund	Not Applicable	Total return
Resources Fund	MSCI ACWI Commodity Producers Index	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	MSCI EAFE Index (after tax)	High after-tax total return
U.S. Equity Allocation Fund	S&P 500 Index	High total return

Developed World Stock Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund and Risk Premium Fund currently limit subscriptions.

Developed World Stock Fund, International Equity Fund, Quality Fund, Risk Premium Fund and U.S. Equity Allocation Fund are currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. OTC derivatives are generally valued at the price determined by an industry standard model. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees.

76

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2015, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2015 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)
Developed World Stock Fund	<1%		51%
International Equity Fund	—		92%
International Large/Mid Cap Equity Fund	—		91%
International Small Companies Fund	0%	*	95%
Quality Fund	—		16%
Resources Fund	—		86%
Risk Premium Fund	—		—
Tax-Managed International Equities Fund	—		90%
U.S. Equity Allocation Fund	—		—

*	Represents the interest in securities that were determined to have a value of zero at August 31, 2015.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

77

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2015, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Developed World Stock Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,042,458	$—	$2,042,458
Austria	—	828,664	—	828,664
Belgium	—	1,613,554	—	1,613,554
Brazil	—	74,690	—	74,690
Canada	19,172,389	—	—	19,172,389
China	9,989,344	5,364,756	—	15,354,100
Czech Republic	—	207,239	—	207,239
Denmark	—	1,489,593	—	1,489,593
Egypt	—	14,982	—	14,982
Finland	—	1,470,314	—	1,470,314
France	—	32,720,709	—	32,720,709
Germany	—	19,061,116	—	19,061,116
Hong Kong	—	703,314	—	703,314
Hungary	—	30,911	—	30,911
India	—	35,255	—	35,255
Indonesia	12,063	151,771	—	163,834
Ireland	—	483,790	—	483,790

78

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Developed World Stock Fund (continued)
Asset Valuation Inputs (continued)
Israel	$329,202	$40,819	$—		$370,021
Italy	—	7,992,537	—		7,992,537
Japan	—	37,666,461	—		37,666,461
Mexico	10,979	—	—		10,979
Netherlands	—	3,479,846	—		3,479,846
Norway	—	2,464,576	—		2,464,576
Poland	—	162,707	—		162,707
Portugal	—	660,496	—		660,496
Russia	—	3,140,497	—		3,140,497
Singapore	—	271,751	—		271,751
South Africa	—	136,922	3		136,925
South Korea	—	4,395,179	—		4,395,179
Spain	—	9,101,272	—		9,101,272
Sweden	—	3,261,620	—		3,261,620
Switzerland	—	7,337,868	—		7,337,868
Taiwan	—	1,173,875	78,190		1,252,065
Thailand	—	88,766	—		88,766
Turkey	—	145,524	—		145,524
United Kingdom	—	45,679,806	—		45,679,806
United States	145,705,921	1,057,875	—		146,763,796

TOTAL COMMON STOCKS	175,219,898	194,551,513	78,193		369,849,604

Preferred Stocks
Brazil	—	167,299	—		167,299
Germany	—	1,812,669	—		1,812,669
Russia	—	2,037,992	—		2,037,992
South Korea	—	1,455,413	—		1,455,413

TOTAL PREFERRED STOCKS	—	5,473,373	—		5,473,373

Mutual Funds
United States	15,253,617	—	—		15,253,617

TOTAL MUTUAL FUNDS	15,253,617	—	—		15,253,617

Short-Term Investments	887,316	—	—		887,316

Total Investments	191,360,831	200,024,886	78,193		391,463,910

Total	$191,360,831	$200,024,886	$78,193		$391,463,910

Liability Valuation Inputs
Derivatives*
Futures Contracts
Equity Risk	$—	$(367,683)	$—		$(367,683)

Total	$—	$(367,683)	$—		$(367,683)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$181,164,220	$—		$181,164,220
Austria	—	41,697,180	0	**	41,697,180
Belgium	—	113,800,373	—		113,800,373
Canada	652,320,254	—	—		652,320,254
Denmark	—	73,369,234	—		73,369,234
Finland	—	74,094,995	—		74,094,995
France	—	1,656,289,533	—		1,656,289,533
Germany	—	1,038,164,955	—		1,038,164,955

79

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Hong Kong	$—	$120,015,857	$—		$120,015,857
Ireland	—	25,585,589	—		25,585,589
Israel	20,563,436	34,281,062	—		54,844,498
Italy	—	414,872,778	—		414,872,778
Japan	—	2,382,714,782	—		2,382,714,782
Malta	—	—	0	**	0	**
Netherlands	—	154,300,141	—		154,300,141
New Zealand	—	19,475,309	—		19,475,309
Norway	—	164,590,363	—		164,590,363
Portugal	—	29,244,138	—		29,244,138
Singapore	—	60,412,915	—		60,412,915
Spain	—	480,866,775	—		480,866,775
Sweden	—	170,510,013	—		170,510,013
Switzerland	—	293,075,902	—		293,075,902
United Kingdom	—	2,430,506,509	—		2,430,506,509

TOTAL COMMON STOCKS	672,883,690	9,959,032,623	0	**	10,631,916,313

Preferred Stocks
Germany	—	104,114,559	—		104,114,559

TOTAL PREFERRED STOCKS	—	104,114,559	—		104,114,559

Mutual Funds
United States	83,133,000	—	—		83,133,000

TOTAL MUTUAL FUNDS	83,133,000	—	—		83,133,000

Short-Term Investments	19,469,192	—	—		19,469,192

Total Investments	775,485,882	10,063,147,182	0	**	10,838,633,064

Total	$775,485,882	$10,063,147,182	$0	**	$10,838,633,064

International Large/Mid Cap Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$26,557,504	$—		$26,557,504
Austria	—	6,286,012	—		6,286,012
Belgium	—	16,166,803	—		16,166,803
Canada	110,052,022	—	—		110,052,022
Denmark	—	10,741,860	—		10,741,860
Finland	—	10,646,207	—		10,646,207
France	—	284,643,294	—		284,643,294
Germany	—	184,631,316	—		184,631,316
Hong Kong	—	18,538,287	—		18,538,287
Ireland	—	3,329,827	—		3,329,827
Israel	3,245,216	1,391,294	—		4,636,510
Italy	—	64,818,486	—		64,818,486
Japan	—	357,664,325	—		357,664,325
Malta	—	—	0	**	0	**
Netherlands	—	27,763,576	—		27,763,576
New Zealand	—	3,997,152	—		3,997,152
Norway	—	26,903,699	—		26,903,699
Portugal	—	5,155,847	—		5,155,847
Singapore	—	5,063,428	—		5,063,428
Spain	—	79,835,814	—		79,835,814
Sweden	—	25,223,809	—		25,223,809

80

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Large/Mid Cap Equity Fund (continued)
Asset Valuation Inputs (continued)
Switzerland	$11,631	$62,334,816	$—		$62,346,447
United Kingdom	—	428,426,957	—		428,426,957

TOTAL COMMON STOCKS	113,308,869	1,650,120,313	0	**	1,763,429,182

Preferred Stocks
Germany	—	16,444,160	—		16,444,160

TOTAL PREFERRED STOCKS	—	16,444,160	—		16,444,160

Mutual Funds
United States	21,970,000	—	—		21,970,000

TOTAL MUTUAL FUNDS	21,970,000	—	—		21,970,000

Short-Term Investments	6,391,878	—	—		6,391,878

Total Investments	141,670,747	1,666,564,473	—		1,808,235,220

Total	$141,670,747	$1,666,564,473	$0	**	$1,808,235,220

International Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,035,829	$—		$1,035,829
Austria	—	1,142,215	—		1,142,215
Belgium	—	3,098,364	16		3,098,380
Brazil	—	341,276	—		341,276
Canada	7,584,555	—	—		7,584,555
China	—	5,594,947	475,602		6,070,549
Denmark	—	2,928,690	—		2,928,690
Finland	—	8,483,259	—		8,483,259
France	—	13,578,097	—		13,578,097
Germany	—	18,638,476	—		18,638,476
Greece	—	533,102	5,107		538,209
Hong Kong	—	2,399,447	—		2,399,447
Hungary	—	430,782	—		430,782
India	—	142,252	—		142,252
Indonesia	—	311,683	—		311,683
Ireland	—	1,237,788	—		1,237,788
Israel	—	862,791	—		862,791
Italy	—	11,846,612	—		11,846,612
Japan	—	62,933,679	—		62,933,679
Netherlands	—	6,549,775	—		6,549,775
Norway	—	1,034,073	—		1,034,073
Philippines	—	181,623	—		181,623
Poland	—	1,045,863	—		1,045,863
Portugal	—	1,450,211	—		1,450,211
Russia	—	991,366	—		991,366
Singapore	—	597,409	—		597,409
South Africa	—	1,674,720	—		1,674,720
South Korea	—	4,676,418	—		4,676,418
Spain	—	4,311,092	—		4,311,092
Sweden	—	12,263,617	—		12,263,617
Switzerland	—	89,708	—		89,708
Taiwan	—	3,315,333	—		3,315,333
Thailand	—	276,535	—		276,535

81

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
International Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Turkey	$—	$820,468	$—	$820,468
United Kingdom	—	77,984,337	—	77,984,337

TOTAL COMMON STOCKS	7,584,555	252,801,837	480,725	260,867,117

Preferred Stocks
Brazil	—	1,529,301	—	1,529,301
Germany	—	1,027,190	—	1,027,190

TOTAL PREFERRED STOCKS	—	2,556,491	—	2,556,491

Rights/Warrants
Malaysia	563	—	—	563

TOTAL RIGHTS/WARRANTS	563	—	—	563

Mutual Funds
United States	5,226,207	—	—	5,226,207

TOTAL MUTUAL FUNDS	5,226,207	—	—	5,226,207

Short-Term Investments	596,659	—	—	596,659

Total Investments	13,407,984	255,358,328	480,725	269,247,037

Total	$13,407,984	$255,358,328	$480,725	$269,247,037

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$54,665,178	$—	$54,665,178
Germany	—	25,132,853	—	25,132,853
Japan	—	129,593,969	—	129,593,969
Netherlands	—	100,682,409	—	100,682,409
South Korea	—	44,311,807	—	44,311,807
Switzerland	—	224,451,538	—	224,451,538
United Kingdom	—	801,287,274	—	801,287,274
United States	6,909,882,988	—	—	6,909,882,988

TOTAL COMMON STOCKS	6,909,882,988	1,380,125,028	—	8,290,008,016

Mutual Funds
United States	87,740,000	—	—	87,740,000

TOTAL MUTUAL FUNDS	87,740,000	—	—	87,740,000

Short-Term Investments	6,621,575	—	—	6,621,575

Total Investments	7,004,244,563	1,380,125,028	—	8,384,369,591

Total	$7,004,244,563	$1,380,125,028	$—	$8,384,369,591

Resources Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$10,877,728	$—	$10,877,728
Austria	—	1,493,684	—	1,493,684
Belgium	—	151,032	—	151,032
Brazil	—	1,941,016	—	1,941,016
Canada	5,131,382	—	—	5,131,382
Chile	—	1,015,227	—	1,015,227
China	—	1,503,179	—	1,503,179
Colombia	914,037	—	—	914,037

82

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Czech Republic	$—	$2,476,179	$—	$2,476,179
Denmark	—	130,015	—	130,015
France	—	12,155,808	—	12,155,808
Germany	—	1,761,339	—	1,761,339
Greece	—	73,791	—	73,791
Hungary	—	984,662	—	984,662
India	—	3,050,879	—	3,050,879
Indonesia	—	255,300	—	255,300
Israel	—	292,867	—	292,867
Italy	—	13,835,383	—	13,835,383
Japan	—	15,470,285	—	15,470,285
Luxembourg	90,061	—	—	90,061
Malaysia	—	1,652,314	—	1,652,314
Netherlands	—	1,060,084	—	1,060,084
New Zealand	—	56,374	—	56,374
Norway	—	11,795,920	—	11,795,920
Philippines	—	188,388	—	188,388
Poland	—	2,614,509	—	2,614,509
Portugal	—	257,133	—	257,133
Qatar	—	7,154	—	7,154
Russia	—	22,918,715	—	22,918,715
Singapore	—	642,571	—	642,571
South Africa	—	8,235,984	—	8,235,984
South Korea	—	760,500	—	760,500
Spain	—	9,196,348	—	9,196,348
Sweden	—	1,344,129	—	1,344,129
Switzerland	—	1,982,398	—	1,982,398
Taiwan	—	181,537	—	181,537
Thailand	—	3,579,783	—	3,579,783
Turkey	—	768,774	—	768,774
United Kingdom	—	36,471,256	12,201	36,483,457
United States	13,726,183	—	—	13,726,183

TOTAL COMMON STOCKS	19,861,663	171,182,245	12,201	191,056,109

Preferred Stocks
Brazil	—	1,606,439	—	1,606,439
Chile	—	801,347	—	801,347

TOTAL PREFERRED STOCKS	—	2,407,786	—	2,407,786

Mutual Funds
United States	4,831,400	—	—	4,831,400

TOTAL MUTUAL FUNDS	4,831,400	—	—	4,831,400

Short-Term Investments	3,777,245	—	—	3,777,245

Total Investments	28,470,308	173,590,031	12,201	202,072,540

Derivatives*
Futures Contracts
Equity Risk	—	3,815	—	3,815

Total	$28,470,308	$173,593,846	$12,201	$202,076,355

83

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Liability Valuation Inputs
Derivatives*
Futures Contracts
Equity Risk	$(110)	$—	$—		$(110)

Risk Premium Fund
Short-Term Investments	$600,403,938	$—	$—		$600,403,938

Total Investments	600,403,938	—	—		600,403,938

Total	$600,403,938	$—	$—		$600,403,938

Liability Valuation Inputs
Derivatives*
Written Options
Equity Risk	$(6,653,850)	$(11,907,584)	$—		$(18,561,434)

Total	$(6,653,850)	$(11,907,584)	$—		$(18,561,434)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,346,974	$—		$2,346,974
Austria	—	1,071,340	0	**	1,071,340
Belgium	—	5,610,068	—		5,610,068
Canada	15,873,788	—	—		15,873,788
China	9,613,848	1,450,375	—		11,064,223
Denmark	—	1,336,908	—		1,336,908
Finland	—	3,148,418	—		3,148,418
France	—	51,378,932	18		51,378,950
Germany	—	29,635,764	—		29,635,764
Ireland	—	963,441	—		963,441
Israel	858,110	1,354,469	—		2,212,579
Italy	—	22,575,637	—		22,575,637
Japan	—	65,260,624	—		65,260,624
Malta	—	—	0	**	0 **
Netherlands	—	4,820,701	—		4,820,701
New Zealand	—	644,813	—		644,813
Norway	—	4,635,046	—		4,635,046
Portugal	—	1,049,986	—		1,049,986
Russia	—	6,980,323	—		6,980,323
Singapore	—	893,344	—		893,344
South Korea	—	2,939,951	—		2,939,951
Spain	—	20,466,920	—		20,466,920
Sweden	—	3,952,091	—		3,952,091
Switzerland	—	7,643,344	—		7,643,344
Taiwan	—	147,249	—		147,249
United Kingdom	—	81,087,516	—		81,087,516

TOTAL COMMON STOCKS	26,345,746	321,394,234	18		347,739,998

Preferred Stocks
Germany	—	4,081,167	—		4,081,167
Russia	—	2,091,914	—		2,091,914
South Korea	—	2,570,190	—		2,570,190

TOTAL PREFERRED STOCKS	—	8,743,271	—		8,743,271

84

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$12,601,170	$—	$—	$12,601,170

TOTAL MUTUAL FUNDS	12,601,170	—	—	12,601,170

Short-Term Investments	1,267,030	—	—	1,267,030

Total Investments	40,213,946	330,137,505	18	370,351,469

Total	$40,213,946	$330,137,505	$18	$370,351,469

U.S. Equity Allocation Fund
Asset Valuation Inputs
Common Stocks	$5,228,480,476	$—	$—	$5,228,480,476
Mutual Funds	112,281,000	—	—	112,281,000
Short-Term Investments	4,507,637	—	—	4,507,637

Total Investments	5,345,269,113	—	—	5,345,269,113

Total	$5,345,269,113	$—	$—	$5,345,269,113

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a value of zero at August 31, 2015.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2015, there were no significant transfers between Level 1 and Level 2.

85

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciaţion)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of August 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2015
Developed World Stock Fund
Common Stocks
South Africa	$4	$—	$—	$—	$—	$(1)	$—		$—	$3	$(1)
Taiwan	585,474	—	(482,129)	—	55,559	(80,714)	—		—	78,190	(30,774)

Total	$585,478	$—	$(482,129)	$—	$55,559	$(80,715)	$—		$—	$78,193	$(30,775)

International Large/MidCap Equity Fund
Common Stocks
Hong Kong	$—	$684,473	$(1,190,025)	$—	$505,552	$—	$—		$—	$—	$—
Netherlands	—	—	—	—	(1,910,366)	1,910,366	—		—	—	—

Total	$—	$684,473	$(1,190,025)	$—	$(1,404,814)	$1,910,366	$—		$—	$—	$—

International Small Companies Fund
Common Stocks
Belgium	$16	$—	$—	$—	$—	$—	$—		$—	$16	$—
China	—	—	—	—	—	—	475,602	**	—	475,602	—
Greece	5,093	—	—	—	—	14	—		—	5,107	14
Netherlands	—	—	—	—	(277,641)	277,641	—		—	—	—

Total	$5,109	$—	$—	$—	$(277,641)	$277,655	$475,602		$—	$480,725	$14

Resources Fund
Common Stocks
United Kingdom	$—	$41,371	$—	$—	$—	$(29,170)	$—		$—	$12,201	$(29,170)

Total	$—	$41,371	$—	$—	$—	$(29,170)	$—		$—	$12,201	$(29,170)

Tax-Managed International Equities Fund
Common Stocks
France	$18	$—	$—	$—	$—	$—	$—		$—	$18	$—

Total	$18	$—	$—	$—	$—	$—	$—		$—	$18	$—

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

86

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities using Level 3 inputs (based on each Fund’s net assets) as of August 31, 2015 were as follows:

Fund Name	Level 3 securities
Developed World Stock Fund	<1%
International Equity Fund	0%	*
International Large/Mid Cap Equity Fund	<1%
International Small Companies Fund	<1%
Quality Fund	—
Resources Fund	<1%
Risk Premium Fund	—
Tax-Managed International Equities Fund	<1%
U.S. Equity Allocation Fund	—

*	Represents the interest in securities that were determined to have a value of zero at August 31, 2015.

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2015, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have filed for additional reclaims related to foreign taxes withheld in prior years, based on interpretations of European Union tax principals. Generally, to the extent a Fund reasonably determines that such additional tax reclaims are collectible and free from significant contingencies, the amounts are reflected as Dividends from unaffiliated issuers in the Statement of Operations.

87

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2015, certain Funds elected to defer to March 1, 2015 late year ordinary losses and post-October capital. The Funds’ loss deferrals are losses as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post- October Capital Losses ($)
Developed World Stock Fund	—	—
International Equity Fund	—	(50,746,739)
International Large/Mid Cap Equity Fund	—	(11,104,097)
International Small Companies Fund	—	(797,444)
Quality Fund	—	—
Resources Fund	(79,524)	(4,554,961)
Risk Premium Fund	(269,551)	—
Tax-Managed International Equities Fund	—	(10,868,814)
U.S. Equity Allocation Fund	—	—

As of February 28, 2015, certain Funds had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2015, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)		Total Short- Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019		No Expiration Date
Developed World Stock Fund	—	—	—	—
International Equity Fund	—	—	—	—
International Large/Mid Cap Equity Fund	(215,593,848)	(47,181,759)	(262,775,607)	—
International Small Companies Fund	—	—	—	—
Quality Fund	—	—	—	—
Resources Fund	—	—	—	—
Risk Premium Fund	—	—	—	—
Tax-Managed International Equities Fund	(10,176,681)	—	(10,176,681)	—
U.S. Equity Allocation Fund	(149,235,823)	—	(149,235,823)	—

88

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

As of August 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Developed World Stock Fund	408,998,079	23,692,331	(41,226,500)	(17,534,169)
International Equity Fund	11,868,891,326	410,684,135	(1,440,942,397)	(1,030,258,262)
International Large/Mid Cap Equity Fund	1,998,180,340	56,956,392	(246,901,512)	(189,945,120)
International Small Companies Fund	292,769,458	23,699,966	(47,222,387)	(23,522,421)
Quality Fund	8,011,770,519	754,303,396	(381,704,324)	372,599,072
Resources Fund	255,324,002	1,056,446	(54,307,908)	(53,251,462)
Risk Premium Fund	600,423,209	38,859	(58,130)	(19,271)
Tax-Managed International Equities Fund	338,900,121	60,009,964	(28,558,616)	31,451,348
U.S. Equity Allocation Fund	5,403,405,654	414,510,004	(472,646,545)	(58,136,541)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent except for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund. For Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accounting agent. State Street serves as the transfer agent for all Funds. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer

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agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior to December 31, 2012 for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance the Funds maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013 for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2015, the premium on cash purchases and the fee on cash redemptions were as follows:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax- Managed International Equities Fund	U.S. Equity Allocation Fund
Purchase Premium	0.25%	—	—	0.50%	—	0.30%	0.15%	—	—
Redemption Fee	0.25%	—	—	0.50%	—	0.30%	0.15%	—	—

Recently-issued accounting guidance

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for annual financial statements with fiscal years beginning on or after December 15, 2014. GMO is evaluating the impact, if any, of this guidance on the Funds’ financial statements.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax- Managed International Equities Fund	U.S. Equity Allocation Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments							X
Credit Risk							X
Illiquidity Risk	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X		X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X		X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X
Commodities Risk						X
Merger Arbitrage Risk							X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X				X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk” below.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value

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during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and could increase the volatility of a Fund’s portfolio.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular

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securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result,

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incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund

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may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gain, which, when distributed, is taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically

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unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

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Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability. Companies in the natural resources sector may also be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resources companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or decline in demand for natural resources.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to relatively few stock indices, the Fund is subject to focused investment risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

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• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” above for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric — the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject

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to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended ‘naked” short position) may be required to cover its short position at a time when the securities shold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

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There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Developed World Stock Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund

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might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund
Futures contracts
Adjust exposure to certain securities markets	X				X
Options (Written)
Substitute for direct equity investment						X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

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These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

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For the period ended August 31, 2015, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Risk Premium Fund
Outstanding, beginning of period	—	8,152	$9,022,610	—	—	$—
Options written	—	83,242	103,928,372	—	—	—
Options bought back	—	(54,306)	(67,454,520)	—	—	—
Options expired	—	(26,073)	(28,691,928)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	11,015	$16,804,534	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on

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the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2015 and the Statements of Operations for the period ended August 31, 2015^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Developed World Stock Fund
Liabilities:
Unrealized Depreciation on Futures Contracts*	$—	$(367,683)	$—	$—	$—	$(367,683)

Total	$—	$(367,683)	$—	$—	$—	$(367,683)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(367,683)	$—	$—	$—	$(367,683)

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Developed World Stock Fund (continued)
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(109)	$—	$—	$—	$(109)
Futures Contracts	—	(175)	—	—	—	(175)

Total	$—	$(284)	$—	$—	$—	$(284)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$(75)	$—	$—	$—	$(75)
Futures Contracts	—	(367,683)	—	—	—	(367,683)

Total	$—	$(367,758)	$—	$—	$—	$(367,758)

International Equity Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$1,972	$—	$—	$—	$1,972

Total	$—	$1,972	$—	$—	$—	$1,972

International Large/Mid Cap Equity Fund
Assets:
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(366)	$—	$—	$—	$(366)

Total	$—	$(366)	$—	$—	$—	$(366)

International Small Companies Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$563	$—	$—	$—	$563

Total	$—	$563	$—	$—	$—	$563

Derivatives not subject to Master Agreements	$—	$563	$—	$—	$—	$563

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$(2,113)	$—	$—	$—	$(2,113)

Total	$—	$(2,113)	$—	$—	$—	$(2,113)

Resources Fund
Assets:
Unrealized Appreciation on Futures Contracts*	$—	$3,815	$—	$—	$—	$3,815

Total	$—	$3,815	$—	$—	$—	$3,815

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$3,815	$—	$—	$—	$3,815

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Resources Fund (continued)
Liabilities:
Unrealized Depreciation on Futures Contracts*	$—	$(110)	$—	$—	$—	$(110)

Total	$—	$(110)	$—	$—	$—	$(110)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(110)	$—	$—	$—	$(110)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$5,994	$—	$—	$—	$5,994
Forward Currency Contracts	—	—	(119,825)	—	—	(119,825)
Futures Contracts	—	(156)	—	—	—	(156)

Total	$—	$5,838	$(119,825)	$—	$—	$(113,987)

Change in Net Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$3,705	$—	$—	$—	$3,705

Total	$—	$3,705	$—	$—	$—	$3,705

Risk Premium Fund
Liabilities:
Written Options, at value	$—	$(18,561,434)	$—	$—	$—	$(18,561,434)

Total	$—	$(18,561,434)	$—	$—	$—	$(18,561,434)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(18,561,434)	$—	$—	$—	$(18,561,434)

Net Realized Gain (Loss) on:
Written Options	$—	$6,940,836	$—	$—	$—	$6,940,836

Total	$—	$6,940,836	$—	$—	$—	$6,940,836

Change in Net Unrealized Appreciation (Depreciation) on:
Written Options	$—	$(7,898,112)	$—	$—	$—	$(7,898,112)

Total	$—	$(7,898,112)	$—	$—	$—	$(7,898,112)

Tax-Managed International Equities Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(1)	$—	$—	$—	$(1)

Total	$—	$(1)	$—	$—	$—	$(1)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$26	$—	$—	$—	$26

Total	$—	$26	$—	$—	$—	$26

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there

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is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized amounts in the tables below. For more information about other uncertainties and risks, see “Investment and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2015, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2015:

Risk Premium Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$18,561,434	$(18,561,434)	$—	$—	*

Total	$18,561,434	$(18,561,434)	$—	$—

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The average derivative activity of unrealized appreciation/depreciation (futures contracts), market values (rights and/or warrants) or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2015:

Fund Name	Futures Contracts ($)	Options (Contracts)	Rights and/or Warrants ($)
Developed World Stock Fund	1,328,403	—	14,450
International Equity Fund	—	—	947,655
International Large/Mid Cap Equity Fund	—	—	141,722
International Small Companies Fund	—	—	28,867
Resources Fund	902,082	—	16,498
Risk Premium Fund	—	9,212	—
Tax-Managed International Equities Fund	—	—	24,203

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Management Fee	0.45%	0.50%	0.38%	0.60%	0.33%	0.50%	0.45%	0.50%	0.31%

In addition, each class of shares of certain Funds (except Class M shares of International Equity Fund and U.S. Equity Allocation Fund which liquidated on March 27, 2013 and January 31, 2013, respectively)) pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay GMO an administration fee, which is used by GMO to defray its expenses (or the expenses of a third-party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. GMO may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V		Class VI
Developed World Stock Fund		0.15%	0.10%
International Equity Fund	0.22%	0.15%	0.09%
International Large/Mid Cap Equity Fund		0.15%	0.09%			0.055%
International Small Companies Fund		0.15%
Quality Fund		0.15%	0.105%	0.085%		0.055%
Resources Fund		0.15%	0.10%	0.085%	*	0.055%	*
Risk Premium Fund		0.15%	0.10%	0.085%	*	0.055%
Tax-Managed International Equities Fund		0.15%
U.S. Equity Allocation Fund		0.15%	0.10%	0.085%	*	0.055%

*	Class is offered but has no shareholders as of August 31, 2015.

For each Fund other than Resources Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Resources Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO contractually has agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

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For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2015 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Developed World Stock Fund	2,576	368
International Equity Fund	73,416	8,096
International Large/Mid Cap Equity Fund	10,672	1,104
International Small Companies Fund	1,656	184
Quality Fund	56,856	6,256
Resources Fund	936	—
Risk Premium Fund	2,392	184
Tax-Managed International Equities Fund	2,208	184
U.S. Equity Allocation Fund	38,640	4,232

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2015 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Developed World Stock Fund	< 0.001%	0.000%	< 0.001%
International Equity Fund	< 0.001%	0.000%	< 0.001%
International Large/Mid Cap Equity Fund	< 0.001%	0.000%	< 0.001%
International Small Companies Fund	< 0.001%	0.000%	< 0.001%
Quality Fund	< 0.001%	0.000%	< 0.001%
Resources Fund	< 0.001%	0.000%	< 0.001%
Tax-Managed International Equities Fund	< 0.001%	0.000%	< 0.001%
U.S. Equity Allocation Fund	< 0.001%	0.000%	< 0.001%

110

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2015 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Developed World Stock Fund	—	173,730,993	—	197,714,290
International Equity Fund	—	3,715,512,676	—	4,759,256,693
International Large/Mid Cap Equity Fund	—	769,653,216	—	708,603,603
International Small Companies Fund	—	113,579,054	—	106,413,161
Quality Fund	—	1,921,720,076	—	3,072,634,628
Resources Fund	—	185,679,859	—	96,054,761
Tax-Managed International Equities Fund	—	119,409,585	—	133,716,094
U.S. Equity Allocation Fund	—	2,125,179,542	—	3,061,613,184

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2015

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Developed World Stock Fund	3		93.17%	0.04%	—
International Equity Fund	2	*	24.76%	0.06%	87.82%
International Large/Mid Cap Equity Fund	2		24.28%	< 0.01%	—
International Small Companies Fund	3		68.67%	0.09%	—
Quality Fund	—		—	0.33%	—
Resources Fund	1		77.48%	8.34%	6.47%
Risk Premium Fund	4	**	92.43%	0.01%	99.94%
Tax-Managed International Equities Fund	2		28.15%	1.13%	—
U.S. Equity Allocation Fund	5	***	66.15%	< 0.01%	90.75%

*	One of the shareholders is another fund of the Trust.
**	Three of the shareholders are other funds of the Trust.
***	Four of the shareholders are other funds of the Trust.

111

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds shares were as follows:

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Developed World Stock Fund
Class III:
Shares issued to shareholders in reinvestment of distributions	31,667	$756,834	118,091	$2,816,569
Shares repurchased	(1,013,295)	(25,118,919)	(765,360)	(19,097,744)
Purchase premiums	—	7	—	—
Redemption fees	—	29,705	—	8,330

Net increase (decrease)	(981,628)	$(24,332,373)	(647,269)	$(16,272,845)

Class IV:
Shares sold	331	$8,160	—	$—
Shares issued to shareholders in reinvestment of distributions	90,480	2,163,371	326,763	7,796,353
Shares repurchased	(43)	(1,091)	—	—
Purchase premiums	—	14	—	—
Redemption fees	—	58,660	—	13,850

Net increase (decrease)	90,768	$2,229,114	326,763	$7,810,203

International Equity Fund
Class II:
Shares sold	—	$—	459,567	$11,256,074
Shares issued to shareholders in reinvestment of distributions	14,143	316,528	386,585	8,724,449
Shares repurchased	(761,255)	(18,171,425)	(1,105,829)	(28,050,318)

Net increase (decrease)	(747,112)	$(17,854,897)	(259,677)	$(8,069,795)

Class III:
Shares sold	810,662	$18,837,710	19,644,802	$470,303,280
Shares issued to shareholders in reinvestment of distributions	183,757	4,158,431	3,941,139	90,225,201
Shares repurchased	(15,906,685)	(367,423,207)	(18,140,767)	(466,254,658)

Net increase (decrease)	(14,912,266)	$(344,427,066)	5,445,174	$94,273,823

Class IV:
Shares sold	11,083,617	$255,472,342	119,068,983	$3,082,528,158
Shares issued to shareholders in reinvestment of distributions	1,935,404	43,740,127	41,747,123	950,783,999
Shares repurchased	(44,787,630)	(1,056,648,878)	(131,760,438)	(3,257,232,670)

Net increase (decrease)	(31,768,609)	$(757,436,409)	29,055,668	$776,079,487

International Large/Mid Cap Equity Fund
Class III:
Shares sold	293,999	$8,791,015	2,630,718	$80,052,083
Shares issued to shareholders in reinvestment of distributions	44,240	1,276,762	1,863,217	56,349,694
Shares repurchased	(500,410)	(14,864,513)	(1,866,511)	(61,644,094)

Net increase (decrease)	(162,171)	$(4,796,736)	2,627,424	$74,757,683

Class IV:
Shares sold	3,315,452	$98,855,697	12,578,650	$382,048,697
Shares issued to shareholders in reinvestment of distributions	144,500	4,167,371	4,304,709	130,026,445
Shares repurchased	(13,441,551)	(402,816,766)	(8,100,545)	(268,622,451)

Net increase (decrease)	(9,981,599)	$(299,793,698)	8,782,814	$243,452,691

112

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
International Large/Mid Cap Equity Fund (continued)
Class VI:
Shares sold	11,580,661	$347,304,017	403,874	$14,003,069
Shares issued to shareholders in reinvestment of distributions	52	1,495	1,088,192	32,959,271
Shares repurchased	(1,463)	(43,619)	(10,546,654)	(322,340,957)

Net increase (decrease)	11,579,250	$347,261,893	(9,054,588)	$(275,378,617)

International Small Companies Fund
Class III:
Shares sold	2,022,820	$15,889,259	223,648	$1,765,082
Shares issued to shareholders in reinvestment of distributions	113,491	853,449	7,939,822	62,559,490
Shares repurchased	(1,916,079)	(15,683,139)	(8,545,076)	(79,752,515)
Purchase premiums	—	79,846	—	8,290
Redemption fees	—	78,416	—	398,183

Net increase (decrease)	220,232	$1,217,831	(381,606)	$(15,021,470)

Quality Fund
Class III:
Shares sold	7,455,547	$166,064,003	35,411,379	$831,646,630
Shares issued to shareholders in reinvestment of distributions	14,238,506	294,737,066	48,083,421	1,098,652,237
Shares repurchased	(44,873,278)	(991,062,261)	(80,496,558)	(1,927,733,207)

Net increase (decrease)	(23,179,225)	$(530,261,192)	2,998,242	$2,565,660

Class IV:
Shares sold	3,088,959	$68,008,871	45,951,153	$1,059,495,277
Shares issued to shareholders in reinvestment of distributions	5,983,929	123,987,001	15,217,309	346,542,591
Shares repurchased	(10,697,441)	(239,106,414)	(50,500,627)	(1,219,926,419)

Net increase (decrease)	(1,624,553)	$(47,110,542)	10,667,835	$186,111,449

Class V:
Shares sold	214,441	$4,902,131	9,995,822	$257,492,359
Shares issued to shareholders in reinvestment of distributions	708,201	14,681,006	7,463,110	170,571,619
Shares repurchased	(1,969,057)	(45,163,443)	(31,847,938)	(747,266,244)

Net increase (decrease)	(1,046,415)	$(25,580,306)	(14,389,006)	$(319,202,266)

Class VI:
Shares sold	1,950,139	$42,827,084	10,852,199	$271,005,461
Shares issued to shareholders in reinvestment of distributions	7,298,156	151,071,828	27,413,933	627,036,190
Shares repurchased	(11,440,634)	(254,388,091)	(76,193,419)	(1,871,752,946)

Net increase (decrease)	(2,192,339)	$(60,489,179)	(37,927,287)	$(973,711,295)

Resources Fund
Class III:
Shares sold	—	$—	25,772	$570,682
Shares issued to shareholders in reinvestment of distributions	2,036	30,580	223,010	3,666,229
Shares repurchased	(364,575)	(6,030,837)	(2,526,487)	(57,033,573)
Purchase premiums	—	29,653	—	1,620
Redemption fees	—	2,018	—	171,086

Net increase (decrease)	(362,539)	$(5,968,586)	(2,277,705)	$(52,623,956)

113

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Resources Fund (continued)
Class IV:
Shares sold	6,293,677	$97,739,030	1,405,165	$23,419,473
Shares issued to shareholders in reinvestment of distributions	20,897	313,041	833,988	13,279,211
Shares repurchased	(38,466)	(676,622)	(1,242,138)	(30,431,961)
Purchase premiums	—	264,447	—	70,456
Redemption fees	—	18,104	—	91,199

Net increase (decrease)	6,276,108	$97,658,000	997,015	$6,428,378

Risk Premium Fund
Class III:
Shares sold	173,703	$1,596,321	485,666	$4,778,828
Shares issued to shareholders in reinvestment of distributions	24,179	234,054	59,527	572,584
Shares repurchased	—	—	(765,681)	(7,737,057)
Purchase premiums	—	3,267	—	10,632
Redemption fees	—	880	—	20,641

Net increase (decrease)	197,882	$1,834,522	(220,488)	$(2,354,372)

Class IV:
Shares sold	—	$—	702,031	$7,165,035
Shares issued to shareholders in reinvestment of distributions	29,159	282,841	138,019	1,403,322
Shares repurchased	(125,006)	(1,258,807)	(2,859,551)	(29,836,575)
Purchase premiums	—	2,954	—	13,176
Redemption fees	—	1,111	—	27,961

Net increase (decrease)	(95,847)	$(971,901)	(2,019,501)	$(21,227,081)

Class VI:
Shares sold	21,841,480	$201,383,234	67,994,662	$672,736,450
Shares issued to shareholders in reinvestment of distributions	1,962,521	19,056,083	4,833,372	47,203,077
Shares repurchased	(4,832,120)	(49,252,599)	(98,232,739)	(1,017,124,933)
Purchase premium fees	—	298,706	—	997,916
Redemption fees	—	73,776	—	1,526,624

Net increase (decrease)	18,971,881	$171,559,200	(25,404,705)	$(294,660,866)

Tax-Managed International Equities Fund
Class III:
Shares sold	2,575	$41,495	97,200	$1,709,812
Shares issued to shareholders in reinvestment of distributions	38,248	613,496	475,564	7,770,363
Shares repurchased	(1,530,726)	(24,731,680)	(2,090,337)	(35,346,045)

Net increase (decrease)	(1,489,903)	$(24,076,689)	(1,517,573)	$(25,865,870)

U.S. Equity Allocation Fund
Class III:
Shares sold	345,320	$5,443,507	795,953	$13,603,359
Shares issued to shareholders in reinvestment of distributions	578,139	8,880,217	3,012,456	48,622,443
Shares repurchased	(7,968,649)	(127,977,139)	(14,850,428)	(256,471,698)

Net increase (decrease)	(7,045,190)	$(113,653,415)	(11,042,019)	$(194,245,896)

Class IV:
Shares sold	733,122	$11,400,267	13,278,153	$219,839,439
Shares issued to shareholders in reinvestment of distributions	1,108,393	16,980,578	1,985,317	31,758,148
Shares repurchased	(2,148,327)	(35,097,355)	(5,963,135)	(104,608,068)

Net increase (decrease)	(306,812)	$(6,716,510)	9,300,335	$146,989,519

114

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
U.S. Equity Allocation Fund (continued)
Class V:**
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	314,353	5,617,482
Shares repurchased	—	—	(15,372,225)	(273,192,869)

Net increase (decrease)	—	$—	(15,057,872)	$(267,575,387)

Class VI:
Shares sold	1,976,464	$31,902,381	72,506,200	$1,291,928,896
Shares issued to shareholders in reinvestment of distributions	14,952,297	228,620,618	60,084,619	958,675,592
Shares repurchased	(53,780,033)	(869,708,333)	(179,517,800)	(3,090,750,328)

Net increase (decrease)	(36,851,272)	$(609,185,334)	(46,926,981)	$(840,145,840)

**	Class V liquidated on July 30, 2014.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Developed World Stock Fund
GMO U.S. Treasury Fund	$6,293,617	$33,043,000	$24,083,000	$3,070	$111	$15,253,617

International Equity Fund
GMO U.S. Treasury Fund	$237,383,000	$759,500,000	$913,750,000	$61,930	$4,628	$83,133,000

International Large/Mid Cap Equity Fund
GMO U.S. Treasury Fund	$17,379,000	$148,234,000	$143,643,000	$11,898	$2,751	$21,970,000

International Small Companies Fund
GMO U.S. Treasury Fund	$3,204,207	$31,374,000	$29,352,000	$1,647	$103	$5,226,207

Quality Fund
GMO U.S. Treasury Fund	$86,191,000	$786,000,000	$784,451,000	$31,798	$2,888	$87,740,000

Resources Fund
GMO U.S. Treasury Fund	$2,204,400	$57,290,000	$54,663,000	$1,473	$67	$4,831,400

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$5,597,170	$33,904,000	$26,900,000	$3,252	$211	$12,601,170

U.S. Equity Allocation Fund
GMO U.S. Treasury Fund	$120,781,000	$699,500,000	$708,000,000	$38,411	$1,609	$112,281,000

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through August 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

115

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

11.	Subsequent event

Subsequent to August 31, 2015, GMO Risk Premium Fund received redemption requests in the amount of $345,805,760.

116

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2015 (Unaudited)

GMO Developed World Stock Fund

Approval of renewal of management agreement for GMO Developed World Stock Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. In considering the Fund’s performance, the Trustees satisfied themselves that GMO continued to believe that the Fund’s investment strategies continued to have a reasonable prospect of producing favorable long-term results. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

117

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.
The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee structure.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

118

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO International Large/Mid Cap Equity Fund

Approval of renewal of management agreement for GMO International Large/Mid Cap Equity Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to fees received by the Manager for providing sub-advisory services to funds managed by third parties. The Trustees considered differences in the services that the Manager provides to the Fund and to those other funds. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

119

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO International Small Companies Fund

Approval of renewal of management agreement for GMO International Small Companies Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

120

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee structure.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

121

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements.The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

122

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO Risk Premium Fund

Approval of renewal of management agreement for GMO Risk Premium Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

123

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO Tax-Managed International Equities Fund

Approval of renewal of management agreement for GMO Tax-Managed International Equities Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

124

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO U.S. Equity Allocation Fund

Approval of renewal of management agreement for GMO U.S. Equity Allocation Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to fees received by the Manager for providing sub-advisory services to funds managed by third parties. The Trustees considered differences in the services that the Manager provides to the Fund and to those other funds. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

125

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2015 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended August 31, 2015.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2015 through August 31, 2015.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid* During the Period	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid* During the Period	Annualized Expense Ratio
Developed World Stock Fund
Class III	$1,000.00	$930.30	$2.96	$1,000.00	$1,022.07	$3.10	0.61%
Class IV	$1,000.00	$931.00	$2.72	$1,000.00	$1,022.32	$2.85	0.56%
International Equity Fund
Class II	$1,000.00	$921.90	$3.48	$1,000.00	$1,021.52	$3.66	0.72%
Class III	$1,000.00	$922.30	$3.14	$1,000.00	$1,021.87	$3.30	0.65%
Class IV	$1,000.00	$922.80	$2.85	$1,000.00	$1,022.17	$3.00	0.59%
International Large/Mid Cap Equity Fund
Class III	$1,000.00	$922.70	$2.56	$1,000.00	$1,022.47	$2.69	0.53%
Class IV	$1,000.00	$922.90	$2.27	$1,000.00	$1,022.77	$2.39	0.47%
Class VI	$1,000.00	$923.10	$2.13	$1,000.00	$1,022.93	$2.24	0.44%
International Small Companies Fund
Class III	$1,000.00	$950.80	$3.73	$1,000.00	$1,021.32	$3.86	0.76%
Quality Fund
Class III	$1,000.00	$935.20	$2.33	$1,000.00	$1,022.72	$2.44	0.48%
Class IV	$1,000.00	$935.00	$2.14	$1,000.00	$1,022.93	$2.24	0.44%
Class V	$1,000.00	$935.30	$2.04	$1,000.00	$1,023.03	$2.14	0.42%
Class VI	$1,000.00	$935.20	$1.90	$1,000.00	$1,023.18	$1.98	0.39%
Resources Fund
Class III	$1,000.00	$849.30	$3.53	$1,000.00	$1,021.32	$3.86	0.76%
Class IV	$1,000.00	$849.70	$3.30	$1,000.00	$1,021.57	$3.61	0.71%
Risk Premium Fund
Class III	$1,000.00	$984.00	$2.99	$1,000.00	$1,022.12	$3.05	0.60%
Class IV	$1,000.00	$984.10	$2.74	$1,000.00	$1,022.37	$2.80	0.55%
Class VI	$1,000.00	$984.00	$2.54	$1,000.00	$1,022.57	$2.59	0.51%

126

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2015 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid* During the Period	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid* During the Period	Annualized Expense Ratio
Tax-Managed International Equities Fund
Class III	$1,000.00	$917.30	$3.18	$1,000.00	$1,021.82	$3.35	0.66%
U.S. Equity Allocation Fund
Class III	$1,000.00	$933.90	$2.24	$1,000.00	$1,022.82	$2.34	0.46%
Class IV	$1,000.00	$934.20	$1.99	$1,000.00	$1,023.08	$2.08	0.41%
Class VI	$1,000.00	$934.80	$1.80	$1,000.00	$1,023.28	$1.88	0.37%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2015, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

127

GMO Trust

Semiannual Report

August 31, 2015

Emerging Countries Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

Taiwan Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	83.6%
Preferred Stocks	9.8
Investment Funds	2.8
Short-Term Investments	0.2
Rights/Warrants	0.0 ^
Mutual Funds	0.0 ^
Other	3.6

100.0%

Country Summary**	% of Investments
South Korea	17.8%
China	15.4
Russia	13.1
Taiwan	12.3
India	12.0
Brazil	8.3
Turkey	6.8
Thailand	4.2
Czech Republic	2.2
Indonesia	1.7
South Africa	1.6
Philippines	1.0
Egypt	0.9
Poland	0.7
United Kingdom***	0.7
Qatar	0.3
United States***	0.3
Colombia	0.2
Mexico	0.2
Belgium***	0.1
Chile	0.1
Malaysia	0.1
Hungary	0.0 ^

100.0%

Industry Group Summary	% of Equity Investments****
Banks	22.8%
Energy	15.4
Technology Hardware & Equipment	14.0
Telecommunication Services	10.5
Automobiles & Components	10.5
Utilities	4.7
Materials	3.6
Capital Goods	3.5
Real Estate	2.1
Insurance	1.8
Diversified Financials	1.5
Food, Beverage & Tobacco	1.4
Consumer Durables & Apparel	1.4
Household & Personal Products	1.2
Food & Staples Retailing	1.0
Media	1.0
Transportation	0.8
Retailing	0.7
Health Care Equipment & Services	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.6
Semiconductors & Semiconductor Equipment	0.4
Consumer Services	0.2
Software & Services	0.2

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

1

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 83.6%

	Belgium — 0.1%
300	Anheuser-Busch InBev NV Sponsored ADR	32,673

	Brazil — 3.3%
360	Banco Bradesco SA	2,499
71,560	Banco do Brasil SA	351,816
1,700	BB Seguridade Participacoes SA	13,453
23,100	BM&FBOVESPA SA	68,663
100	BR Malls Participacoes SA	309
900	BR Properties SA	2,506
7,100	Brasil Brokers Participacoes SA	3,563
1,703	CETIP SA	15,365
20,989	Cia de Saneamento Basico do Estado de Sao Paulo ADR	90,882
10,800	Companhia de Saneamento Basico do Estado de Sao Paulo	46,843
5,600	Companhia Siderurgica Nacional SA	5,404
19,200	Companhia Siderurgica Nacional SA Sponsored ADR	17,877
1,547	CPFL Energia SA	6,697
722	CPFL Energia SA ADR	6,289
7,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,298
11,495	Duratex SA	17,401
2,600	Klabin SA	14,525
855	Localiza Rent a Car SA	5,283
5,000	LPS Brasil Consultoria de Imoveis SA	4,398
100	Multiplan Empreendimentos Imobiliarios SA	1,136
2,000	Multiplus SA	20,807
3,950	Oi SA *	2,941
3,225	Raia Drogasil SA	35,303
8,900	Tim Participacoes SA	21,596
1,800	Ultrapar Participacoes SA	31,502

	Total Brazil	805,356

	Chile — 0.1%
1,327,380	Corpbanca SA	12,422

	China — 14.4%
658,802	Agricultural Bank of China Ltd – Class H	265,295
4,000	Anhui Conch Cement Co Ltd – Class H	12,046
672,000	Bank of China Ltd – Class H	306,074
14,000	Beijing Enterprises Water Group Ltd *	10,064
4,500	Biostime International Holdings Ltd	7,438
26,000	Brilliance China Automotive Holdings Ltd	31,641
113,000	China Cinda Asset Management Co Ltd	42,104
569,160	China Communications Services Corp Ltd – Class H	210,545
765,720	China Construction Bank Corp – Class H	538,285
1,000	China Machinery Engineering Corp – Class H	739

Shares	Description	Value ($)
	China — continued
42,334	China Mobile Ltd	518,145
33,600	China Overseas Land & Investment Ltd	98,415
12,000	China Resources Land Ltd	30,276
18,000	China Shenhua Energy Co Ltd	31,193
13,000	CITIC Ltd	23,635
162,000	CNOOC Ltd	203,061
123,000	Country Garden Holdings Co Ltd	43,081
25,000	Geely Automobile Holdings Ltd	9,702
14,000	Huaneng Power International Inc – Class H	15,975
679,000	Industrial and Commercial Bank of China – Class H	397,545
19,000	Inner Mongolia Yitai Coal Co Ltd – Class B	15,956
800	JD.com Inc ADR *	20,704
200	New China Life Insurance Co Ltd – Class H	780
1,400	People’s Insurance Co Group of China Ltd	661
114,000	PICC Property & Casualty Co Ltd – Class H	216,239
8,400	Qingdao Haier Co Ltd – Class A	13,077
14,000	Shanghai Industrial Holdings Ltd	34,289
300	Shanghai Jahwa United Co Ltd – Class A	1,585
6,000	Shenzhou International Group Holdings Ltd	30,098
22,500	Shimao Property Holdings Ltd	31,490
22,000	Sunac China Holdings Ltd	11,928
1,100	TAL Education Group ADR *	33,737
1,200	Tencent Holdings Ltd	20,096
14,000	Tong Ren Tang Technologies Co Ltd – Class H	18,139
2,600	Vipshop Holdings Ltd ADR *	46,774
38,000	Xinyi Glass Holdings Ltd	17,257
165,000	Yangzijiang Shipbuilding Holdings Ltd	128,635
12,000	Zhejiang Expressway Co Ltd – Class H	13,059
2,000	Zhuzhou CSR Times Electric Co Ltd – Class H	13,194

	Total China	3,462,957

	Colombia — 0.2%
25,127	Ecopetrol SA	13,120
2,500	Ecopetrol SA Sponsored ADR	26,200

	Total Colombia	39,320

	Czech Republic — 2.1%
1,186	CEZ AS	27,096
919	Komercni Banka AS	209,294
3,575	Pegas Nonwovens SA	136,440
282	Philip Morris CR AS	129,500

	Total Czech Republic	502,330

	Egypt — 0.8%
4,601	Alexandria Mineral Oils Co	20,444
6,487	ElSwedy Electric Co *	33,102
14,643	Global Telecom Holding GDR *	19,064
315,551	Orascom Telecom Media and Technology Holding SAE *	28,928

2	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Egypt — continued
24,025	Oriental Weavers Co	31,206
11,565	Sidi Kerir Petrochemicals Co	19,046
37,421	South Valley Cement *	18,769
23,615	Telecom Egypt Co	20,724

	Total Egypt	191,283

	Hungary — 0.0%
6,522	Magyar Telekom Telecommunications Plc *	9,283

	India — 11.2%
3,390	Ashok Leyland Ltd	4,597
14,330	Asian Paints Ltd	182,624
7,128	Aurobindo Pharma Ltd	80,347
204	Bajaj Finance Ltd	15,416
476	Bharat Forge Ltd	8,338
675	Britannia Industries Ltd	29,722
3,455	Cairn India Ltd	7,783
1,453	Colgate-Palmolive India Ltd	42,757
5,047	Dabur India Ltd	20,805
24	Eicher Motors Ltd	6,810
971	Emami Ltd	17,239
6,444	Fortis Healthcare Ltd *	16,096
51,707	HDFC Bank Ltd (a)	908,477
7,500	Hero MotoCorp Ltd	272,332
1,982	Hindustan Petroleum Corp Ltd *	25,023
1,817	Hindustan Unilever Ltd	23,583
1,194	Indiabulls Housing Finance Ltd	13,406
3,158	IndusInd Bank Ltd (a)	40,981
10,964	Jindal Steel & Power Ltd *	11,334
3,255	JK Lakshmi Cement Ltd *	17,330
4,181	Kajaria Ceramics Ltd	43,020
5,963	Maruti Suzuki India Ltd (a)	376,361
1,985	Mphasis Ltd	12,634
277	Nestle India Ltd	24,848
58	Repco Home Finance Ltd	637
2,157	SKS Microfinance Ltd *	14,973
662	Sun Pharmaceutical Industries Ltd	8,796
804	Supreme Industries Ltd (a)	7,156
4,083	Ultratech Cement Ltd	177,124
372	United Spirits Ltd *	18,445
3,357	Voltas Ltd	13,753
23,215	Yes Bank Ltd	240,967

	Total India	2,683,714

	Indonesia — 1.6%
400,000	ACE Hardware Indonesia Tbk PT	16,947
204,500	Astra International Tbk PT	86,140
194,816	Bank Danamon Indonesia Tbk PT	49,029
685,000	Global Mediacom Tbk PT	57,486
114,000	Indosat Tbk PT *	32,828

Shares	Description	Value ($)
	Indonesia — continued
150,940	Kalbe Farma Tbk PT	17,987
850,800	Media Nusantara Citra Tbk PT	114,669
25,800	Perusahaan Gas Negara Persero Tbk PT	5,113
3,200	Telekomunikasi Indonesia Persero Tbk PT	653

	Total Indonesia	380,852

	Malaysia — 0.1%
4,922	Hong Leong Bank Berhad	15,324
36,800	Media Prima Bhd	9,199

	Total Malaysia	24,523

	Mexico — 0.2%
2,100	Alsea SAB de CV	6,496
1,900	Embotelladoras Arca SAB de CV	10,994
13,500	Fibra Uno Administracion SA de CV (REIT)	29,016

	Total Mexico	46,506

	Philippines — 0.9%
22,600	Aboitiz Power Corp	20,880
15,240	BDO Unibank Inc	32,096
1,090	GT Capital Holdings Inc	29,625
19,100	Manila Water Co Inc	9,247
45,000	Puregold Price Club Inc	30,480
31,450	Robinsons Retail Holdings Inc	46,739
3,120	San Miguel Corp	3,467
15,640	Semirara Mining & Power Corp	42,853

	Total Philippines	215,387

	Poland — 0.7%
354	Jastrzebska Spolka Weglowa SA *	1,147
2	KGHM Polska Miedz SA	41
37,356	PGE SA	154,490
101	Powszechny Zaklad Ubezpieczen SA	11,524

	Total Poland	167,202

	Qatar — 0.3%
6,635	Qatar Gas Transport Co Nakilat	39,536
502	Qatar National Bank	24,720

	Total Qatar	64,256

	Russia — 9.0%
6,700	CTC Media Inc	12,261
6,614	Gazprom Neft JSC Sponsored ADR	76,661
44,716	Gazprom Neft – Class S *	98,451
74,653	Gazprom PAO Sponsored ADR	334,748
852	Global Ports Investments Plc	4,426
7,800	Lenta Ltd GDR *	56,940
3,002	Lenta Ltd GDR *	21,914
9,652	Lukoil PJSC Sponsored ADR	365,022

See accompanying notes to the financial statements.	3

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
592	Magnit OJSC GDR	29,403
282	Mail.ru Group Ltd GDR (Registered Shares) *	5,182
2,201	MegaFon OAO GDR	28,275
22,172	Mobile TeleSystems PJSC Sponsored ADR	169,172
13,117	Moscow Exchange MICEX-RTS PJSC	14,610
6,727	Rosneft OJSC GDR (Registered)	25,453
1,448	Sistema JSFC Sponsored GDR (Registered Shares)	10,675
87,167	Surgutneftegas Sponsored ADR	456,592
15,984	Tatneft PAO Sponsored GDR (Registered)	451,145
1,800	VimpelCom Ltd Sponsored ADR	8,406

	Total Russia	2,169,336

	South Africa — 1.5%
158,017	African Bank Investments Ltd * (b)	12
761	Aspen Pharmacare Holdings Ltd *	19,618
1,143	Discovery Ltd	11,545
4,324	Exxaro Resources Ltd	22,108
4,575	Growthpoint Properties Ltd	9,025
6,075	Kumba Iron Ore Ltd	41,319
10,158	Life Healthcare Group Holdings Ltd	29,164
5,453	MTN Group Ltd	72,760
2,313	Sasol Ltd	74,799
500	Sasol Ltd Sponsored ADR	16,380
9,282	Telkom South Africa Ltd	44,424
1,953	Truworths International Ltd	12,940

	Total South Africa	354,094

	South Korea — 14.4%
3,322	BNK Financial Group Inc	39,066
17,047	DGB Financial Group Inc	149,801
3,330	Dongbu Insurance Co Ltd	149,741
453	GS Holdings	17,832
3,574	Hana Financial Group Inc	82,141
461	Hankook Tire Co Ltd	14,392
409	Hyundai Marine & Fire Insurance Co Ltd	9,675
2,313	Hyundai Mobis Co Ltd	403,605
1,424	Hyundai Motor Co	179,216
66	Hyundai Wia Corp	5,830
24,264	Industrial Bank of Korea	270,577
14,888	Kia Motors Corp	612,333
36	Korea Zinc Co Ltd	15,661
76	KT&G Corp	7,100
3,403	Kwangju Bank *	22,493
52	LG Chem Ltd	10,293
59	Lotte Shopping Co Ltd	13,335
23,790	Samho International Co Ltd *	441,758
233	Samsung Electro Mechanics Co Ltd	11,950
702	Samsung Electronics Co Ltd	645,961
196	Samsung Electronics Co Ltd GDR	90,126

Shares	Description	Value ($)
	South Korea — continued
147	Samsung SDI Co Ltd	10,492
695	Shinhan Financial Group Co Ltd	23,306
839	SK Telecom Co Ltd ADR	19,079
28,839	Woori Bank	222,262

	Total South Korea	3,468,025

	Taiwan — 11.5%
10,000	Advanced Semiconductor Engineering Inc	10,095
5,894	Advantech Co Ltd	37,525
59,000	Asustek Computer Inc	537,578
65,884	Chunghwa Telecom Co Ltd	199,536
828,577	Compal Electronics Inc	484,155
4,000	Delta Electronics Inc	20,066
43,416	E.Sun Financial Holding Co Ltd	26,106
6,914	Far EasTone Telecommunications Co Ltd	15,182
1,656	Foxconn Technology Co Ltd	4,659
17,000	Fubon Financial Holding Co Ltd	29,269
3,000	Giant Manufacturing Co Ltd	21,748
173,832	Hon Hai Precision Industry Co Ltd *	494,859
85,000	HTC Corp	120,828
91,908	Lite-On Technology Corp	84,222
3,176	MediaTek Inc	24,506
33,722	Mega Financial Holding Co Ltd	25,335
12,000	Pegatron Corp	31,140
21,000	Pou Chen Corp	34,006
6,100	Powertech Technology Inc	10,516
2,000	President Chain Store Corp	13,384
830,200	ProMOS Technologies Inc * (b)	—
80,715	Quanta Computer Inc	148,559
6,000	Siliconware Precision Industries Co	7,233
242,863	Taishin Financial Holding Co Ltd	85,147
12,308	Taiwan Mobile Co Ltd	36,979
2,300	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	45,724
408,374	Wistron Corp	202,309
1,000	Wowprime Corp	5,403
22,577	Yuanta Financial Holding Co Ltd	9,072

	Total Taiwan	2,765,141

	Thailand — 3.9%
143,200	Bangkok Dusit Medical Services Pcl (Foreign Registered)	77,874
334,600	Banpu Pcl (Foreign Registered)	192,207
417,000	Chularat Hospital Pcl (Foreign Registered)	22,332
77,900	Electricity Generating Pcl (Foreign Registered)	345,623
11,400	Intouch Holdings Pcl (Foreign Registered) (a)	24,673
6,700	PTT Exploration & Production Pcl (Foreign Registered)	15,028
11,322	PTT Pcl (Foreign Registered)	85,314
96,833	Quality Houses Pcl (Foreign Registered)	6,373

4	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
26,180	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	38,908
312,533	Sansiri Pcl (Foreign Registered)	13,793
27,200	SPCG Pcl (Foreign Registered)	18,213
43,400	Thai Oil Pcl (Foreign Registered)	62,661
15,000	Tisco Financial Group Pcl (Foreign Registered)	16,549
74,400	TTW Pcl (Foreign Registered)	23,666

	Total Thailand	943,214

	Turkey — 6.4%
17,627	Akbank TAS	41,261
4,823	Arcelik AS	22,616
9,954	Dogus Otomotiv Servis ve Ticaret AS	42,721
224,855	Emlak Konut Gayrimenkul Yatirim	192,663
32,959	Eregli Demir ve Celik Fabrikalari TAS	44,801
29,580	Haci Omer Sabanci Holding AS	88,374
2,846	KOC Holding AS	11,096
2,353	Koza Altin Isletmeleri AS	19,760
7,810	Tofas Turk Otomobil Fabrikasi AS	48,401
53,748	Turk Hava Yollari Anonim Ortakligi *	148,746
64,212	Turk Telekomunikasyon AS	135,126
1,100	Turk Traktor ve Ziraat Makineleri AS	26,700
49,234	Turkcell Iletisim Hizmetleri AS	192,821
2,300	Turkcell Iletisim Hizmetleri AS ADR	22,448
33,102	Turkiye Garanti Bankasi AS	83,793
45,303	Turkiye Halk Bankasi AS	173,249
70,957	Turkiye IS Bankasi – Class C	118,580
63,409	Turkiye Vakiflar Bankasi TAO – Class D	83,737
24,772	Yapi ve Kredi Bankasi AS	30,510

	Total Turkey	1,527,403

	United Kingdom — 0.6%
921	British American Tobacco Plc	48,769
2,374	Unilever Plc	95,209
200	Unilever Plc Sponsored ADR	8,062

	Total United Kingdom	152,040

	United States — 0.3%
1,056	Colgate-Palmolive Co.	66,327

	TOTAL COMMON STOCKS (COST $26,023,793)	20,083,644

	PREFERRED STOCKS — 9.8%

	Brazil — 4.4%
100	Banco Bradesco SA ADR	636
28,300	Banco do Estado do Rio Grande do Sul SA – Class B	60,320
37,400	Bradespar SA	96,629
2,000	Cia Energetica de Sao Paulo – Class B	8,895

Shares	Description	Value ($)
	Brazil — continued
59,783	Companhia Energetica de Minas Gerais	123,962
47,245	Companhia Energetica de Minas Gerais Sponsored ADR	99,214
9,400	Gerdau SA	13,608
100	Gerdau SA Sponsored ADR	148
953	Gol Linhas Aereas Inteligentes SA ADR *	1,124
1,760	Itau Unibanco Holding SA	12,885
45,747	Itausa-Investimentos Itau SA	91,831
38,000	Metalurgica Gerdau SA	31,539
11,200	Telefonica Brasil SA	124,734
28,300	Telefonica Brasil SA ADR	314,979
6,700	Tim Participacoes SA ADR	81,003
1,200	Vale SA	4,682

	Total Brazil	1,066,189

	Russia — 3.2%
51,322	Sberbank *	41,796
1,040,141	Surgutneftegaz OJSC *	629,805
39	Transneft *	92,298

	Total Russia	763,899

	South Korea — 2.2%
3,476	Hyundai Motor Co	293,494
299	Samsung Electronics Co Ltd (Non-Voting)	219,756
7	Samsung Electronics Co Ltd GDR (Registered)	2,531

	Total South Korea	515,781

	TOTAL PREFERRED STOCKS (COST $4,338,826)	2,345,869

	INVESTMENT FUNDS — 2.8%

	Thailand — 0.7%
322,500	BTS Rail Mass Transit Growth Infrastructure Fund	91,865
242,300	Digital Telecommunications Infrastructure Fund (Foreign Registered)	83,860

	Total Thailand	175,725

	United States — 2.1%
14,731	iShares MSCI Emerging Markets ETF	498,497

	TOTAL INVESTMENT FUNDS (COST $814,331)	674,222

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%
78,133	Sansiri PCL Warrants, Expires 11/24/17 *	393

	TOTAL RIGHTS/WARRANTS (COST $0)	393

See accompanying notes to the financial statements.	5

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 0.0%

		United States — 0.0%
		Affiliated Issuers
	220	GMO U.S. Treasury Fund	5,498

		TOTAL MUTUAL FUNDS (COST $5,498)	5,498

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
EUR	99	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.22)%, due 09/01/15	111
HKD	41,183	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/15	5,314
SGD	512	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/15	363
USD	38,658	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/01/15	38,658

		Total Time Deposits	44,446

		TOTAL SHORT-TERM INVESTMENTS (COST $44,446)	44,446

		TOTAL INVESTMENTS — 96.4% (Cost $31,226,894)	23,154,072
		Other Assets and Liabilities (net) — 3.6%	872,059

		TOTAL NET ASSETS — 100.0%	$24,026,131

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 24.

6	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	83.3%
Investment Funds	12.0
Mutual Funds	2.5
Short-Term Investments	1.7
Debt Obligations	1.2
Forward Currency Contracts	0.1
Futures Contracts	0.0 ^
Other	(0.8)

100.0%

Country Summary**	% of Investments
India	26.3%
China	15.3
United Kingdom***	10.4
Philippines	7.5
United States***	6.3
Taiwan	6.1
Thailand	5.1
Brazil	3.0
South Korea	2.5
Russia	2.3
Qatar	2.1
South Africa	2.1
Switzerland	2.0
Turkey	2.0
Belgium	1.7
Indonesia	1.2
United Arab Emirates	1.2
Mexico	1.1
Vietnam	0.9
Chile	0.6
Malaysia	0.3

100.0%

Industry Group Summary	% of Equity Investments****
Household & Personal Products	15.5%
Banks	13.5
Food, Beverage & Tobacco	11.9
Telecommunication Services	8.2
Health Care Equipment & Services	6.6
Capital Goods	5.6
Food & Staples Retailing	5.4
Diversified Financials	4.2
Retailing	4.0
Automobiles & Components	4.0
Energy	3.7
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Utilities	2.9
Consumer Durables & Apparel	2.7
Materials	2.2
Consumer Services	2.1
Software & Services	1.1
Real Estate	1.1
Media	0.7
Transportation	0.6
Insurance	0.5

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 83.3%

	Belgium — 1.4%
298,309	Anheuser-Busch InBev NV	32,536,174

	Brazil — 2.5%
1,804,145	CETIP SA	16,277,177
2,519,900	Klabin SA	14,077,227
5,332,821	LPS Brasil Consultoria de Imoveis SA	4,690,747
2,145,200	Raia Drogasil SA	23,482,950

	Total Brazil	58,528,101

	Chile — 0.5%
1,214,772,880	Corpbanca SA	11,368,060

	China — 12.7%
15,188,000	Beijing Enterprises Water Group Ltd *	10,917,850
13,376,900	Brilliance China Automotive Holdings Ltd	16,279,118
5,702,400	China Mobile Ltd	69,794,258
7,066,000	Cosmo Lady China Holdings Co Ltd	7,579,581
2,240,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	5,387,180
10,857,000	Huaneng Power International Inc – Class H	12,388,651
33,632,160	Industrial & Commercial Bank of China Ltd – Class H	19,691,164
526,200	JD.com Inc ADR *	13,618,056
4,765,000	Qingdao Haier Co Ltd – Class A	7,417,867
1,632,230	Shanghai Jahwa United Co Ltd – Class A	8,624,646
4,538,000	Shenzhou International Group Holdings Ltd	22,764,151
828,331	TAL Education Group ADR *	25,404,912
1,136,300	Tencent Holdings Ltd	19,029,645
7,183,440	Tong Ren Tang Technologies Co Ltd – Class H	9,307,311
2,173,700	Vipshop Holdings Ltd ADR *	39,104,863
1,026,500	Zhuzhou CSR Times Electric Co Ltd – Class H	6,771,821

	Total China	294,081,074

	India — 21.9%
2,588,969	Ashok Leyland Ltd	3,510,780
2,959,025	Ashoka Buildcon Ltd	8,239,306
150,212	Bajaj Finance Ltd	11,351,712
769,685	Bharat Forge Ltd	13,481,951
754,914	Britannia Industries Ltd	33,240,990
2,496,567	Century Plyboards India Ltd	5,733,420
639,418	CESC Ltd	4,995,193
937,740	Colgate-Palmolive India Ltd	27,594,378
2,745,428	Dabur India Ltd	11,317,509

Shares	Description	Value ($)
	India — continued
13,021	Eicher Motors Ltd	3,694,635
525,403	Emami Ltd	9,327,718
5,094,897	Fortis Healthcare Ltd *	12,726,269
2,039,278	Gayatri Projects Ltd (a)	13,142,985
1,055,897	Gujarat Pipavav Port Ltd *	2,727,216
3,285,447	HDFC Bank Ltd (b)	57,724,325
1,051,760	Hindustan Petroleum Corp Ltd *	13,278,644
2,066,690	Hindustan Unilever Ltd	26,823,442
775,100	Indiabulls Housing Finance Ltd	8,702,536
3,291,602	IndusInd Bank Ltd (b)	42,714,474
875,048	J Kumar Infraprojects Ltd	10,493,199
8,533,517	Jindal Steel & Power Ltd *	8,821,532
1,491,659	JK Lakshmi Cement Ltd *	7,941,857
649,332	Maruti Suzuki India Ltd (b)	40,983,329
188,269	Multi Commodity Exchange of India Ltd (b)	3,336,815
5,662,871	NCC Ltd	6,099,685
139,476	Nestle India Ltd	12,511,627
840,843	Repco Home Finance Ltd	9,232,990
2,363,713	SKS Microfinance Ltd *	16,407,822
1,010,567	Snowman Logistics Ltd	1,595,029
2,080,936	Sun Pharmaceutical Industries Ltd	27,648,980
925,482	Supreme Industries Ltd (b)	8,237,698
1,805,312	Techno Electric & Engineering Co Ltd	15,488,939
88,356	Ultratech Cement Ltd	3,832,954
174,861	United Spirits Ltd *	8,670,465
3,446,206	Voltas Ltd	14,118,832

	Total India	505,749,236

	Indonesia — 1.0%
110,118,286	Kalbe Farma Tbk PT	13,122,641
4,701,500	Mitra Keluarga Karysehat Tbk PT	9,039,924

	Total Indonesia	22,162,565

	Malaysia — 0.2%
22,234,644	Media Prima Bhd	5,558,338

	Mexico — 0.9%
2,006,000	Alsea SAB de CV	6,204,910
7,248,600	Fibra Uno Administracion SA de CV (REIT)	15,579,430

	Total Mexico	21,784,340

	Philippines — 6.2%
18,429,840	Aboitiz Power Corp	17,026,941
15,376,570	BDO Unibank Inc	32,384,115
9,904,854	Concepcion Industrial Corp	9,319,353
685,109	GT Capital Holdings Inc	18,620,565
18,548,600	Puregold Price Club Inc	12,563,520

8	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Philippines — continued
16,720,180	Robinsons Retail Holdings Inc	24,848,258
10,677,212	Semirara Mining & Power Corp	29,254,891

	Total Philippines	144,017,643

	Qatar — 1.8%
4,782,604	Qatar Gas Transport Co Nakilat	28,497,768
238,975	Qatar National Bank	11,767,913

	Total Qatar	40,265,681

	Russia — 2.0%
1,510,597	Global Ports Investments Plc GDR (Registered Shares)	7,846,382
1,784,565	Lenta Ltd GDR (Registered Shares) *	13,026,853
331,929	Magnit PJSC Sponsored GDR (Registered Shares)	16,485,827
94,504	Mail.ru Group Ltd GDR (Registered Shares) *	1,736,677
997,789	Sollers OJSC *	5,996,912

	Total Russia	45,092,651

	South Africa — 1.8%
425,134	Aspen Pharmacare Holdings Ltd *	10,959,600
919,824	Coronation Fund Managers Ltd	5,125,729
4,411,804	Life Healthcare Group Holdings Ltd	12,666,564
1,797,555	Truworths International Ltd	11,909,745

	Total South Africa	40,661,638

	South Korea — 2.1%
405,292	Hyundai Marine & Fire Insurance Co Ltd	9,587,043
92,529	KT&G Corp	8,644,235
354,510	Shinhan Financial Group Co Ltd	11,888,011
88,453	SK Telecom Co Ltd	18,218,817

	Total South Korea	48,338,106

	Switzerland — 1.7%
522,307	Nestle SA (Registered)	38,476,747

	Taiwan — 5.1%
7,606,000	Chunghwa Telecom Co Ltd	23,035,455
47,295,489	E.Sun Financial Holding Co Ltd	28,438,214
2,060,000	Giant Manufacturing Co Ltd	14,933,460
5,062,000	Lung Yen Life Service Corp *	9,397,777
12,074,000	Mega Financial Holding Co Ltd	9,071,149
1,874,000	President Chain Store Corp	12,540,723
6,881,000	Taiwan Mobile Co Ltd	20,673,607

	Total Taiwan	118,090,385

Shares	Description	Value ($)
	Thailand — 4.3%
47,605,050	Bangkok Dusit Medical Services Pcl (Foreign Registered)	25,888,173
6,431,800	Carabao Group Pcl (Foreign Registered)	6,909,608
203,300,000	Chularat Hospital Pcl (Foreign Registered)	10,887,522
11,907,700	Intouch Holdings Pcl (Foreign Registered) (b)	25,771,795
7,724,200	Major Cineplex Group Pcl (Foreign Registered)	7,032,059
14,598,500	SPCG Pcl (Foreign Registered) Reg S	9,775,158
11,344,600	Tisco Financial Group Pcl (Foreign Registered)	12,515,908

	Total Thailand	98,780,223

	Turkey — 1.7%
3,093,671	Dogus Otomotiv Servis ve Ticaret AS	13,277,654
493,357	Turk Traktor ve Ziraat Makineleri AS	11,975,003
5,185,587	Turkiye Garanti Bankasi AS	13,126,561

	Total Turkey	38,379,218

	United Arab Emirates — 1.0%
1,754,426	Al Noor Hospitals Group Plc	22,829,134

	United Kingdom — 8.6%
1,328,310	British American Tobacco Plc	70,337,269
14,900	British American Tobacco Plc Sponsored ADR	1,579,102
2,957,233	Unilever Plc	118,599,550
220,528	Unilever Plc Sponsored ADR	8,889,484

	Total United Kingdom	199,405,405

	United States — 5.2%
741,401	Abbott Laboratories	33,578,052
1,384,846	Colgate-Palmolive Co	86,982,177

	Total United States	120,560,229

	Vietnam — 0.7%
3,683,318	Viet Nam Dairy Products JSC	16,384,969

	TOTAL COMMON STOCKS (COST $2,090,827,243)	1,923,049,917

	INVESTMENT FUNDS — 12.0%

	China — 3.6%
2,322,400	iShares China Large-Cap ETF	83,397,384

	Thailand — 3.7%
101,982,484	BTS Rail Mass Transit Growth Infrastructure Fund	29,049,949
34,421,700	TICON Industrial Growth Leasehold Property Fund (a)	11,431,930

See accompanying notes to the financial statements.	9

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

	Shares / Par Value	Description	Value ($)
		Thailand — continued
	129,331,292	TRUE Telecommunication Growth Infrastructure Fund	44,761,566

		Total Thailand	85,243,445

		United States — 4.7%
	3,198,400	iShares MSCI Emerging Markets ETF	108,233,856

		TOTAL INVESTMENT FUNDS (COST $284,264,765)	276,874,685

		DEBT OBLIGATIONS — 1.2%

		Mexico — 1.2%
		Corporate Debt — 1.2%
USD	14,314,000	Cemex Finance LLC, 6.00%, 144A, due 04/01/24	13,598,300
USD	15,331,000	Cemex SAB de CV, 5.70%, 144A, due 01/11/25	14,257,830

		Total Corporate Debt	27,856,130

		Total Mexico	27,856,130

		TOTAL DEBT OBLIGATIONS (COST $28,116,673)	27,856,130

		MUTUAL FUNDS — 2.5%

		United States — 2.5%
		Affiliated Issuers
	2,289,561	GMO U.S. Treasury Fund	57,239,022

		TOTAL MUTUAL FUNDS (COST $57,239,022)	57,239,022

		SHORT-TERM INVESTMENTS — 1.7%

		Time Deposits — 0.9%
USD	4,646,885	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.06%, due 09/01/15	4,646,885
USD	4,646,885	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 09/01/15	4,646,885
USD	4,646,885	Barclays (London) Time Deposit, 0.06%, due 09/01/15	4,646,885
USD	4,646,885	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/01/15	4,646,885
HKD	955,694	HSBC Bank (London) Time Deposit, 0.01%, due 09/01/15	123,314
USD	2,611,236	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 09/01/15	2,611,236

		Total Time Deposits	21,322,090

Par Value	Description	Value ($)
	U.S. Government — 0.8%
10,000,000	U.S. Treasury Bill, 0.03%, due 12/10/15 (c) (d)	9,999,190
8,500,000	U.S. Treasury Bill, 0.03%, due 10/22/15 (c) (d)	8,499,677

	Total U.S. Government	18,498,867

	TOTAL SHORT-TERM INVESTMENTS (COST $39,818,748)	39,820,957

	TOTAL INVESTMENTS — 100.7% (Cost $2,500,266,451)	2,324,840,711
	Other Assets and Liabilities (net) — (0.7%)	(15,207,013)

	TOTAL NET ASSETS — 100.0%	$2,309,633,698

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
08/31/2016	MSCI	INR	6,939,000,000	USD	100,000,000	$2,001,907
08/31/2016	MSCI	KRW	58,855,723,673	USD	49,054,612	(501,843)
07/27/2016	GS	THB	6,368,498,527	USD	176,792,605	132,438
08/31/2016	MSCI	TWD	4,916,440,000	USD	151,039,531	(1,360,965)
07/27/2016	GS	USD	17,351,268	THB	634,015,319	167,377
08/31/2016	MSCI	USD	15,271,582	KRW	18,054,064,290	(70,080)
08/31/2016	MSCI	USD	75,391,646	TWD	2,458,220,000	808,602

						$1,177,436

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
8,605	SET50	September 2015	$43,037,872	$1,184,586
2,369	SGX CNX Nifty Index	September 2015	37,929,676	(776,759)

			$80,967,548	$407,827

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

10	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 24.

See accompanying notes to the financial statements.	11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	81.3%
Preferred Stocks	8.5
Investments Funds	5.7
Mutual Funds	3.3
Short-Term Investments	0.9
Rights/Warrants	0.0	^
Swap Contracts	0.0	^
Other	0.3

	100.0%

Country Summary**	% of Investments
Taiwan	15.3%
South Korea	14.5
China	14.0
Russia	12.3
India	12.0
Brazil	10.1
Turkey	9.6
Thailand	3.4
Poland	1.8
South Africa	1.5
Indonesia	1.1
Philippines	0.8
United Kingdom***	0.8
Egypt	0.4
Hungary	0.4
United States***	0.3
Colombia	0.3
Czech Republic	0.3
Belgium***	0.2
Mexico	0.2
Qatar	0.2
United Arab Emirates	0.2
Greece	0.1
Sri Lanka	0.1
Vietnam	0.1
Chile	0.0	^
Malaysia	0.0	^

	100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments****
Banks	23.2%
Technology Hardware & Equipment	14.8
Energy	13.9
Automobiles & Components	8.5
Telecommunication Services	8.3
Utilities	7.5
Materials	3.9
Real Estate	3.0
Semiconductors & Semiconductor Equipment	2.9
Capital Goods	2.5
Diversified Financials	1.4
Household & Personal Products	1.3
Food, Beverage & Tobacco	1.2
Software & Services	1.1
Insurance	1.0
Consumer Durables & Apparel	0.9
Health Care Equipment & Services	0.9
Food & Staples Retailing	0.8
Transportation	0.8
Pharmaceuticals, Biotechnology & Life Sciences	0.7
Retailing	0.7
Consumer Services	0.5
Media	0.2

100.0%

****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. The table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

12

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 81.3%

	Belgium — 0.2%
103,000	Anheuser-Busch InBev NV Sponsored ADR	11,217,730
1,064	Anheuser-Busch InBev NV	116,049

	Total Belgium	11,333,779

	Brazil — 5.1%
2,417,400	Aes Tiete SA	9,778,517
14,448,600	Banco do Brasil SA	71,034,850
5,581,100	Brasil Brokers Participacoes SA	2,800,822
608,095	CETIP SA	5,486,294
6,876,936	Cia de Saneamento Basico do Estado de Sao Paulo ADR	29,777,133
1,365,500	Cia de Saneamento de Minas Gerais *	3,576,924
801,100	Cia Hering	3,070,406
1,965,700	Companhia de Saneamento Basico do Estado de Sao Paulo	8,525,901
695,400	Companhia Siderurgica Nacional SA Sponsored ADR	647,487
2,310,600	Cosan Ltd – Class A	8,618,538
2,301,801	CPFL Energia SA	9,964,644
603,218	CPFL Energia SA ADR	5,254,029
1,986,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,601,800
663,100	Direcional Engenharia SA	616,174
3,975,109	Duratex SA	6,017,495
5,156,400	EDP-Energias do Brasil SA	15,938,468
1,374,300	Equatorial Energia SA	13,395,697
1,267,400	Even Construtora e Incorporadora SA	1,219,645
695,971	Grendene SA	3,133,803
667,237	Grupo BTG Pactual	5,445,856
1,020,874	Klabin SA	5,703,034
4,559,809	Light SA	14,697,908
1,246,900	LPS Brasil Consultoria de Imoveis SA	1,096,773
847,500	MRV Engenharia e Participacoes SA	1,488,584
428,400	Multiplus SA	4,456,877
5,179,941	Oi SA *	3,856,408
305,500	Porto Seguro SA	2,803,425
679,400	Raia Drogasil SA	7,437,216
936,800	Sul America SA	4,520,425
3,368,500	Tim Participacoes SA	8,173,604
2,236,500	Tractebel Energia SA	20,683,609
3,803,551	Transmissora Alianca de Energia Eletrica SA	19,402,394
702,771	Ultrapar Participacoes SA	12,299,195

	Total Brazil	315,523,935

	Chile — 0.0%
262,973,530	Corpbanca SA	2,460,953

Shares	Description	Value ($)
	China — 12.6%
7,164,000	Agile Property Holdings Ltd	3,534,230
137,083,390	Agricultural Bank of China Ltd – Class H	55,202,435
3,034,705	Aier Eye Hospital Group Co Ltd	12,914,392
1,540,538	Anhui Conch Cement Co Ltd	4,400,566
17,816,000	Anton Oilfield Services Group *	2,330,240
208,747,082	Bank of China Ltd – Class H	95,077,380
4,992,000	Beijing Enterprises Water Group Ltd *	3,588,485
4,348,000	Brilliance China Automotive Holdings Ltd	5,291,331
88,581	Changyou.com Ltd ADR *	1,859,315
5,744,000	China BlueChemical Ltd – Class H	1,652,806
59,950,200	China Communications Services Corp Ltd – Class H	22,176,937
190,589,406	China Construction Bank Corp – Class H	133,980,439
1,397,734	China International Travel Service Corp Ltd	11,624,201
5,650,000	China Machinery Engineering Corp – Class H	4,176,813
4,299,237	China Mobile Ltd	52,620,310
221,000	China Mobile Ltd Sponsored ADR	13,220,220
2,035,000	China Overseas Grand Oceans Group Ltd	649,211
10,552,400	China Overseas Land & Investment Ltd	30,908,174
5,060,790	China Railway Construction Corp Ltd – Class A	10,930,260
1,147,111	China Resources Land Ltd	2,894,161
8,014,000	China South City Holdings Ltd	2,076,729
4,800,000	CIFI Holdings Group Co Ltd	889,920
1,987,026	CITIC Securities Co Ltd – Class A	4,693,949
12,639,970	CNOOC Ltd	15,843,772
1,524,000	Cosmo Lady China Holdings Co Ltd	1,634,770
9,997,000	Evergrande Real Estate Group Ltd	6,680,510
1,471,000	Greentown China Holdings Ltd *	1,144,596
778,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	1,871,083
4,792,400	Guangzhou R&F Properties Co Ltd –Class H *	4,412,068
2,220,000	Harbin Power Equipment Co Ltd	1,162,091
4,317,543	Huaneng Power International Inc – Class A	6,126,800
3,430,400	Huaneng Power International Inc – Class H	3,914,344
207,546,347	Industrial and Commercial Bank of China – Class H	121,515,513
157,700	JD.com Inc ADR *	4,081,276
4,338,918	Jiangsu Expressway Co Ltd – Class A	5,490,020
4,420,650	Jiangxi Copper Co Ltd	5,575,094
179,603	Kweichow Moutai Co Ltd	5,499,117
14,911,800	Lonking Holdings Ltd	2,055,585
5,381,500	PICC Property & Casualty Co Ltd – Class H	10,207,797
1,427,400	Qingdao Haier Co Ltd – Class A	2,222,091

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	China — continued
2,927,665	SAIC Motor Corp Ltd – Class A	7,956,251
389,637	Shanghai Jahwa United Co Ltd – Class A	2,058,828
1,441,000	Shenzhou International Group Holdings Ltd	7,228,546
567,500	Shimao Property Holdings Ltd	794,237
6,378,000	Sinopec Engineering Group Co Ltd – Class H	5,443,636
4,483,000	SOHO China Ltd	1,915,476
231,106	TAL Education Group ADR *	7,088,021
226,700	Tencent Holdings Ltd	3,796,551
2,364,880	Tong Ren Tang Technologies Co Ltd – Class H	3,064,085
573,000	Vipshop Holdings Ltd ADR *	10,308,270
2,610,078	Weichai Power Co Ltd – Class A	3,834,946
2,028,816	Weifu High-Technology Group Co Ltd – Class A	7,387,840
48,014,380	Yangzijiang Shipbuilding Holdings Ltd	37,432,161
4,718,000	Yuexiu Property Co Ltd	745,400
407,000	Zhuzhou CSR Times Electric Co Ltd – Class H	2,684,979

	Total China	777,868,258

	Colombia — 0.3%
963,500	Ecopetrol SA Sponsored ADR	10,097,480
11,255,799	Ecopetrol SA	5,877,365

	Total Colombia	15,974,845

	Czech Republic — 0.2%
34,895	CEZ AS	797,224
31,631	Komercni Banka AS	7,203,690
53,108	Pegas Nonwovens SA	2,026,872
11,785	Philip Morris CR AS	5,411,897

	Total Czech Republic	15,439,683

	Egypt — 0.3%
153,944	Alexandria Mineral Oils Co	684,043
83,645,992	Orascom Telecom Media And Technology Holding SAE *	7,668,195
2,329,156	Sidi Kerir Petrochemicals Co	3,835,880
10,382,556	Telecom Egypt Co	9,111,455

	Total Egypt	21,299,573

	Greece — 0.1%
370,033	Hellenic Telecommunications Organization SA	3,386,676
144,408	OPAP SA	1,133,497

	Total Greece	4,520,173

	Hungary — 0.4%
10,261,892	Magyar Telekom Telecommunications Plc *	14,605,822
119,837	MOL Hungarian Oil and Gas Plc	5,949,926

Shares	Description	Value ($)
	Hungary — continued
93,856	OTP Bank Plc	1,809,491

	Total Hungary	22,365,239

	India — 10.7%
681,182	Ashok Leyland Ltd	923,719
1,064,228	Ashoka Buildcon Ltd	2,963,307
2,455,387	Asian Paints Ltd	31,291,846
1,422,392	Aurobindo Pharma Ltd	16,033,275
40,150	Bajaj Finance Ltd	3,034,187
95,681	Bharat Forge Ltd	1,675,967
206,851	Britannia Industries Ltd	9,108,232
984,039	Cairn India Ltd	2,216,682
717,177	Century Plyboards India Ltd	1,647,013
91,382	CESC Ltd	713,885
270,510	Colgate-Palmolive India Ltd	7,960,154
914,304	Dabur India Ltd	3,769,046
4,697	Eicher Motors Ltd	1,332,747
180,743	Emami Ltd	3,208,813
1,298,149	Fortis Healthcare Ltd *	3,242,576
3,380,000	Gayatri Projects Ltd (a)	21,783,833
521,763	Gujarat Pipavav Port Ltd *	1,347,632
13,969,518	HDFC Bank Ltd (b)	245,440,270
518,044	HDFC Bank Ltd ADR	29,523,327
1,363,957	Hero MotoCorp Ltd	49,526,502
444,693	Hindustan Petroleum Corp Ltd *	5,614,322
361,003	Hindustan Unilever Ltd	4,685,436
236,557	Indiabulls Housing Finance Ltd	2,655,974
881,269	IndusInd Bank Ltd (b)	11,436,055
310,184	J Kumar Infraprojects Ltd	3,719,593
2,987,560	Jai Balaji Industries Ltd *	391,365
2,187,582	Jindal Steel & Power Ltd *	2,261,415
512,726	JK Lakshmi Cement Ltd *	2,729,844
1,709,182	Kiri Industries Ltd * (c)	2,365,466
1,137,935	Maruti Suzuki India Ltd (b)	71,822,064
405,018	Mphasis Ltd	2,577,822
8,214	Multi Commodity Exchange of India Ltd (b)	145,582
47,944	NCC Ltd	51,642
54,410	Nestle India Ltd	4,880,823
3,907,674	NMDC Ltd	5,904,339
265,434	Repco Home Finance Ltd	2,914,634
639,447	SKS Microfinance Ltd *	4,438,751
947,720	Snowman Logistics Ltd	1,495,835
262,987	Sun Pharmaceutical Industries Ltd	3,494,255
297,140	Supreme Industries Ltd (b)	2,644,838
630,862	Techno Electric & Engineering Co Ltd	5,412,573
723,461	Ultratech Cement Ltd	31,384,321
65,751	United Spirits Ltd *	3,260,257
863,602	Voltas Ltd	3,538,109
4,224,346	Yes Bank Ltd	43,847,808

	Total India	660,416,136

14	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Indonesia — 1.0%
27,357,100	Astra International Tbk PT	11,523,493
52,639,500	Bakrie Telecom Tbk PT *	187,329
34,222,969	Gajah Tunggal Tbk PT	1,216,344
34,871,918	Harum Energy Tbk PT *	2,320,736
7,403,791	Indo Tambangraya Megah Tbk PT	4,944,670
42,226,600	Kalbe Farma Tbk PT	5,032,085
3,615,000	Mitra Keluarga Karysehat Tbk PT	6,950,829
3,933,580	Perusahaan Gas Negara Persero Tbk PT	779,486
2,618,080	Tambang Batubara Bukit Asam Persero Tbk PT	1,088,115
641,100	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	25,778,631

	Total Indonesia	59,821,718

	Malaysia — 0.0%
8,840,394	Media Prima Bhd	2,209,970

	Mexico — 0.2%
410,800	Alsea SAB de CV	1,270,676
2,265,400	Fibra Uno Administracion SA de CV (REIT)	4,869,029
7,551,140	Genomma Lab Internacional SAB de CV – Class B *	6,178,216

	Total Mexico	12,317,921

	Philippines — 0.8%
5,505,363	Aboitiz Power Corp	5,086,289
4,473,726	BDO Unibank Inc	9,421,975
2,530,650	Concepcion Industrial Corp	2,381,057
6,206,977	First Gen Corp	3,098,999
191,192	GT Capital Holdings Inc	5,196,404
14,066,950	Lopez Holding Corp	2,035,279
4,780,400	Manila Water Co Inc	2,314,441
5,925,088	Puregold Price Club Inc	4,013,239
5,034,280	Robinsons Retail Holdings Inc	7,481,563
3,123,915	Semirara Mining & Power Corp	8,559,331

	Total Philippines	49,588,577

	Poland — 1.6%
1,073,150	Asseco Poland SA	14,860,151
1,801,706	Energa SA	9,317,999
1,024,997	Jastrzebska Spolka Weglowa SA *	3,320,533
330,710	KGHM Polska Miedz SA	6,855,953
11,219,855	PGE SA	46,401,038
74,739	Powszechny Zaklad Ubezpieczen SA	8,527,331
6,725,468	Synthos SA	7,030,054
4,279,414	Tauron Polska Energia SA	3,967,135

	Total Poland	100,280,194

Shares	Description	Value ($)
	Qatar — 0.2%
1,283,986	Qatar Gas Transport Co Nakilat	7,650,798
74,532	Qatar National Bank	3,670,200

	Total Qatar	11,320,998

	Russia — 8.2%
635,183	Bashneft OAO – Class S *	16,974,376
1,473,920	CTC Media Inc	2,697,274
862,117	Gazprom Neft JSC Sponsored ADR	9,992,603
85,654	Gazprom Neft – Class S *	188,584
26,359,142	Gazprom PAO Sponsored ADR	118,195,790
472,156	Global Ports Investments Plc GDR (Registered)	2,452,485
513,607	Globaltrans Investment Plc Sponsored GDR *	1,756,927
1,546,100	Lenta Ltd GDR *	11,286,530
585,268	Lenta Ltd GDR *	4,272,302
2,579,799	Lukoil PJSC Sponsored ADR	97,563,558
96,518	Magnit PJSC Sponsored GDR (Registered)	4,793,733
30,699	Mail.ru Group Ltd Sponsored GDR (Registered) *	564,148
593,115	MegaFon OAO GDR	7,619,401
4,055,400	Mobile TeleSystems PJSC Sponsored ADR	30,942,702
8,659,003	Rosneft OJSC GDR (Registered)	32,763,624
6,124,564	Sberbank Sponsored ADR	29,286,593
1,927,523	Sistema JSFC Sponsored GDR (Registered)	14,210,041
214,099	Sollers OJSC *	1,286,778
16,634,827	Surgutneftegas Sponsored ADR	87,135,270
1,167,066	Tatneft PAO Sponsored ADR	32,940,172

	Total Russia	506,922,891

	South Africa — 1.4%
9,364,130	African Bank Investments Ltd * (d)	706
131,755	Aspen Pharmacare Holdings Ltd *	3,396,534
1,864,024	Capital Property Fund (REIT)	2,194,877
303,916	Coronation Fund Managers Ltd	1,693,575
218,064	Investec Ltd	1,773,634
2,592,008	Kumba Iron Ore Ltd	17,629,549
1,363,266	Life Healthcare Group Holdings Ltd	3,914,022
1,705,915	MTN Group Ltd	22,762,015
761,345	Sasol Ltd	24,620,874
84,300	Sasol Ltd Sponsored ADR	2,761,668
488,277	Truworths International Ltd	3,235,092
635,240	Wilson Bayly Holmes-Ovcon Ltd	4,548,665

	Total South Africa	88,531,211

	South Korea — 11.5%
398,821	BNK Financial Group Inc	4,690,113
61,929	Cheil Worldwide Inc *	910,474

See accompanying notes to the financial statements.	15

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
216,715	Daou Data Corp	3,236,336
1,068,440	Daou Technology Inc	26,965,725
981,622	DGB Financial Group Inc	8,626,028
193,533	Dongbu Insurance Co Ltd	8,702,640
118,152	Grand Korea Leisure Co Ltd	3,125,130
9,249	GS Home Shopping Inc	1,562,913
33,131	Halla Holdings Corp	1,409,831
914,199	Hana Financial Group Inc	21,010,900
287,692	Hankook Tire Co Ltd	8,981,514
883,241	Hankook Tire WorldwideCo Ltd	12,845,354
75,715	Hanon Systems	2,328,237
55,280	Hyundai Home Shopping Network Corp	6,001,975
475,583	Hyundai Marine & Fire Insurance Co Ltd	11,249,752
466,791	Hyundai Mobis Co Ltd	81,452,380
570,234	Hyundai Motor Co	71,766,013
1,881,501	Industrial Bank of Korea	20,981,331
362,874	KB Insurance Co Ltd	7,497,399
2,556,901	Kia Motors Corp	105,163,497
30,845	KT&G Corp	2,881,598
453,841	Lumens Co Ltd	1,530,821
923,521	Magnachip Semiconductor Corp *	7,896,104
489,248	Neowiz Games Corp *	8,289,049
448,614	Samick Musical Instruments Co Ltd	1,530,552
204,211	Samsung Electronics Co Ltd	187,909,336
21,237	Samsung Electronics Co Ltd GDR (Registered)	9,765,374
294,161	Seoyeon Co Ltd	3,011,091
136,658	SFA Engineering Corp	5,036,289
292,402	Shinhan Financial Group Co Ltd	9,805,304
103,063	Silicon Works Co Ltd	3,079,733
53,741	SK Innovation Co Ltd *	4,573,535
17,874	SK Telecom Co Ltd	3,681,539
1,103,300	SK Telecom Co Ltd Sponsored ADR	25,089,042
3,665,141	Woori Bank	28,247,268

	Total South Korea	710,834,177

	Sri Lanka — 0.0%
85,883,101	Anilana Hotels & Properties Ltd * (c)	3,055,638

	Taiwan — 13.7%
1,047,522	Advantech Co Ltd	6,669,175
10,295,940	AmTRAN Technology Co Ltd	4,683,572
9,194,120	Asustek Computer Inc	83,772,088
1,305,000	Casetek Holdings Ltd	4,872,700
438,000	Catcher Technology Co Ltd	4,477,566
738,000	Chipbond Technology Corp	1,075,315
5,006,590	Chong Hong Construction Co Ltd	6,986,022
7,617,529	Chunghwa Telecom Co Ltd	23,070,371
81,326,111	Compal Electronics Inc	47,520,589
1,662,000	Coretronic Corp	1,323,185

Shares	Description	Value ($)
	Taiwan — continued
668,590	Delta Electronics Inc	3,353,945
797,000	Dynapack International Technology Corp	1,160,445
16,713,121	E.Sun Financial Holding Co Ltd	10,049,400
1,723,000	Elan Microelectronics Corp	1,720,491
300,000	Elite Advanced Laser Corp	1,051,771
6,996,000	Elitegroup Computer Systems Co Ltd	3,920,502
3,292,084	Far EasTone Telecommunications Co Ltd	7,228,826
4,774,000	Faraday Technology Corp *	4,141,064
1,664,277	FLEXium Interconnect Inc	4,754,405
1,130,000	Formosa Chemicals & Fibre Corp	2,417,349
10,755,243	Foxconn Technology Co Ltd	30,257,673
6,519,200	Fubon Financial Holding Co Ltd	11,224,202
582,410	Giant Manufacturing Co Ltd	4,222,037
5,374,000	Gigabyte Technology Co Ltd	4,555,720
9,944,965	Highwealth Construction Corp *	15,403,272
41,827,143	Hon Hai Precision Industry Co Ltd *	119,072,099
14,858,000	HTC Corp	21,120,758
2,320,000	Huaku Development Co Ltd	3,741,236
1,390,000	IEI Integration Corp	1,600,978
26,657,600	Inventec Co Ltd	12,215,271
1,235,000	Kinsus Interconnect Technology Corp	2,204,166
34,975,836	Lite-On Technology Corp	32,051,075
341,000	Lotes Co Ltd	950,849
1,629,000	Lung Yen Life Service Corp *	3,024,295
948,816	Makalot Industrial Co Ltd	7,996,455
1,031,030	MediaTek Inc	7,955,269
7,046,040	Mega Financial Holding Co Ltd	5,293,662
925,000	Merry Electronics Co Ltd	1,024,394
1,187,000	Micro-Star International Co Ltd	920,284
1,574,810	Novatek Microelectronics Corp Ltd	5,284,674
15,232,470	Pegatron Corp	39,528,744
1,863,580	Phison Electronics Corp	12,975,095
9,252,811	Powertech Technology Inc	15,951,939
567,000	President Chain Store Corp	3,794,338
28,150,550	Quanta Computer Inc	51,812,322
12,830,870	Radiant Opto-Electronics Corp	37,420,362
6,358,720	Realtek Semiconductor Corp *	11,436,947
5,712,626	Ruentex Development Co Ltd	6,110,225
3,524,000	Ruentex Industries Ltd	5,632,459
3,898,780	Simplo Technology Co Ltd	12,935,455
3,099,060	Synnex Technology International Corp	3,298,556
16,450,680	Taishin Financial Holding Co Ltd	5,767,576
4,320,000	Taiwan Cement Corp	4,627,444
2,025,000	Taiwan Mobile Co Ltd	6,084,007
2,265,600	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	45,040,128
4,744,269	Taiwan Surface Mounting Technology Corp	3,987,322
569,000	Test Research Inc	909,759
736,000	Tong Hsing Electronic Industries Ltd	1,650,458

16	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
4,471,830	TPK Holding Co Ltd *	11,216,301
5,870,160	Tripod Technology Corp	8,240,859
71,577,889	Wistron Corp	35,459,743
2,501,042	Wistron NeWeb Corp	4,710,567
4,189,050	WPG Holdings Co Ltd	3,961,721
4,041,289	Yuanta Financial Holding Co Ltd	1,623,849
1,186,670	Yungtay Engineering Co Ltd	1,729,373

	Total Taiwan	850,272,699

	Thailand — 2.8%
12,789,566	Bangchak Petroleum Pcl (Foreign Registered)	12,540,510
26,614,560	Bangkok Dusit Medical Services Pcl (Foreign Registered)	14,473,303
59,949,743	Banpu Pcl (Foreign Registered)	34,437,449
2,094,500	Carabao Group Pcl (Foreign Registered)	2,250,097
64,051,600	Chularat Hospital Pcl (Foreign Registered)	3,430,217
3,568,371	Electricity Generating Pcl (Foreign Registered)	15,831,968
2,890,801	Glow Energy Pcl (Foreign Registered)	7,959,764
2,511,851	Intouch Holdings Pcl (Foreign Registered) (b)	5,436,391
1,041,000	Intouch Holdings Pcl NVDR	2,236,211
2,790,000	Major Cineplex Group Pcl (Foreign Registered)	2,539,997
2,351,145	PTT Exploration & Production Pcl (Foreign Registered)	5,273,650
3,028,834	PTT Pcl (Foreign Registered)	22,822,897
4,522,202	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	6,720,814
9,855,450	Saha Pathana Inter-Holding Pcl (Foreign Registered)	6,712,210
59,079,523	Sansiri Pcl (Foreign Registered)	2,607,451
4,696,800	SPCG Pcl (Foreign Registered)	3,144,978
7,032,283	Thai Oil Pcl (Foreign Registered)	10,153,194
3,370,900	Tisco Financial Group Pcl (Foreign Registered)	3,718,939
28,321,950	TTW Pcl (Foreign Registered)	9,009,066

	Total Thailand	171,299,106

	Turkey — 8.7%
10,598,388	Akbank TAS	24,808,451
16,760,096	Asya Katilim Bankasi AS *	4,115,492
1,394,416	Aygaz AS	4,839,618
2,517,838	Dogus Otomotiv Servis ve Ticaret AS	10,806,250
3,600,814	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	3,078,710
68,070,124	Emlak Konut Gayrimenkul Yatirim (REIT)	58,324,773
4,327,429	Enka Insaat ve Sanayi AS	7,385,793

Shares	Description	Value ($)
	Turkey — continued
9,125,270	Eregli Demir ve Celik Fabrikalari TAS	12,403,855
7,143,897	Gubre Fabrikalari TAS	15,224,633
6,608,984	Haci Omer Sabanci Holding AS	19,745,159
7,619,409	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	5,732,587
2,609,200	Koza Altin Isletmeleri AS	21,911,174
12,145,804	Koza Anadolu Metal Madencilik Isletmeleri AS *	9,772,041
453,904	Pegasus Hava Tasimaciligi AS *	2,879,659
4,667,317	Tekfen Holding AS	6,407,319
9,176,494	Turk Hava Yollari AO *	25,395,691
7,900,151	Turk Telekomunikasyon AS	16,624,835
297,894	Turk Traktor ve Ziraat Makineleri AS	7,230,629
13,141,308	Turkcell Iletisim Hizmetleri AS	51,466,944
213,200	Turkcell Iletisim Hizmetleri AS ADR	2,080,832
15,230,756	Turkiye Garanti Bankasi AS	38,554,448
16,437,730	Turkiye Halk Bankasi AS	62,861,764
32,864,604	Turkiye IS Bankasi – Class C	54,921,696
36,238,906	Turkiye Vakiflar Bankasi TAO – Class D	47,856,562
17,937,178	Yapi ve Kredi Bankasi AS	22,091,968

	Total Turkey	536,520,883

	United Arab Emirates — 0.2%
439,820	Al Noor Hospitals Group Plc	5,723,074
34,866,321	Dana Gas PJSC *	5,121,419

	Total United Arab Emirates	10,844,493

	United Kingdom — 0.7%
295,032	British American Tobacco Plc	15,622,667
10,277	British American Tobacco Plc Sponsored ADR	1,089,157
628,252	Unilever Plc	25,195,987
47,000	Unilever Plc Sponsored ADR	1,894,570

	Total United Kingdom	43,802,381

	United States — 0.3%
324,024	Colgate-Palmolive Co	20,351,947

	Vietnam — 0.1%
1,154,853	Viet Nam Dairy Products JSC	5,137,279

	TOTAL COMMON STOCKS (COST $6,392,272,741)	5,030,314,657

	PREFERRED STOCKS — 8.5%

	Brazil — 4.1%
4,793,200	AES Tiete SA	19,838,124
4,362,900	Banco do Estado do Rio Grande do Sul SA – Class B	9,299,275
2,466,100	Cia Energetica de Sao Paulo – Class B	10,968,302

See accompanying notes to the financial statements.	17

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
1,549,500	Cia Paranaense de Energia – Class B	13,244,868
1,122,864	Companhia de Transmissao de Energia Eletrica Paulista	11,709,626
11,168,923	Companhia Energetica de Minas Gerais	23,159,197
10,782,720	Companhia Energetica de Minas Gerais Sponsored ADR	22,643,712
1,630,800	Companhia Paranaense de Energia Sponsored ADR	13,666,104
4,584,700	Eletropaulo Metropolitana SA *	14,765,499
3,715,488	Gerdau SA Sponsored ADR	5,498,922
498,887	Gol Linhas Aereas Inteligentes SA *	572,255
140,721	Gol Linhas Aereas Inteligentes SA ADR *	166,051
9,382,795	Itausa-Investimentos Itau SA	18,834,668
2,994,681	Metalurgica Gerdau SA	2,485,487
470,560	Oi SA ADR *	352,920
1,950,000	Telefonica Brasil SA	21,717,149
4,436,499	Telefonica Brasil SA ADR	49,378,234
993,900	Tim Participacoes SA ADR	12,016,251

	Total Brazil	250,316,644

	Russia — 2.8%
24,196,810	Sberbank *	19,705,882
225,907,023	Surgutneftegas OAO *	136,786,702
12,100	Surgutneftegaz Sponsored ADR	77,501
7,798	Transneft *	18,454,799

	Total Russia	175,024,884

	South Korea — 1.6%
334,142	Hyundai Motor Co	28,213,035
172,982	Hyundai Motor Co 2nd Preference	14,161,387
76,342	Samsung Electronics Co Ltd (Non-Voting)	56,109,072
713	Samsung Electronics Co Ltd GDR (Registered)	257,829

	Total South Korea	98,741,323

	TOTAL PREFERRED STOCKS (COST $834,476,944)	524,082,851

	INVESTMENT FUNDS — 5.7%

	China — 0.0%
245,374	The China A Share Fund Ltd – Class S2 * (d) (e)	2,179,532

	India — 0.1%
10,189	Fire Capital Mauritius Private Fund * (d) (e)	7,478,336
1,371,900	TDA India Technology Fund II LP * (d) (e)	310,515

	Total India	7,788,851

Shares / Par Value		Description	Value ($)
		Poland — 0.0%
	1,749,150	Templeton EE FD * (d) (e)	186,869

		Russia — 0.1%
	5,452,004	NCH Eagle Fund LP * (d) (e)	3,070,160

		Thailand — 0.3%
	22,003,675	BTS Rail Mass Transit Growth Infrastructure Fund	6,267,798
	2,666,100	TICON Industrial Growth Leasehold Property Fund	885,449
	29,955,800	TRUE Telecommunication Growth Infrastructure Fund	10,367,704

		Total Thailand	17,520,951

		United States — 5.2%
	9,408,671	iShares MSCI Emerging Markets ETF	318,389,427

		TOTAL INVESTMENT FUNDS (COST $375,229,406)	349,135,790

		RIGHTS/WARRANTS — 0.0%

		Thailand — 0.0%
	42,563,506	Sansiri PCL Warrants, Expires 11/24/17 *	213,738

		TOTAL RIGHTS/WARRANTS (COST $0)	213,738

		MUTUAL FUNDS — 3.3%

		United States — 3.3%
		Affiliated Issuers
	8,199,364	GMO U.S. Treasury Fund	204,984,110

		TOTAL MUTUAL FUNDS (COST $204,984,110)	204,984,110

		SHORT-TERM INVESTMENTS — 0.9%

		Time Deposits — 0.8%
USD	12,389,836	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.06%, due 09/01/15	12,389,836
USD	12,389,836	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 09/01/15	12,389,836
USD	12,389,836	Barclays (London) Time Deposit, 0.06%, due 09/01/15	12,389,836
SGD	38	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/15	27
ZAR	677,713	Brown Brothers Harriman (Grand Cayman) Time Deposit, 5.05%, due 09/01/15	51,109

18	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
HKD	3,163,562	HSBC Bank (London) Time Deposit, 0.01%, due 09/01/15	408,199
USD	11,343,822	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 09/01/15	11,343,822

		Total Time Deposits	48,972,665

		U.S. Government — 0.1%
	7,700,000	U.S. Treasury Bill, 0.00%, due 09/24/15 (f) (g)	7,700,015

		Total U.S. Government	7,700,015

		TOTAL SHORT-TERM INVESTMENTS (COST $56,672,426)	56,672,680

		TOTAL INVESTMENTS — 99.7% (Cost $7,863,635,627)	6,165,403,826
		Other Assets and Liabilities (net) — 0.3%	21,182,853

		TOTAL NET ASSETS — 100.0%	$6,186,586,679

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2015
The China A Share Fund Ltd – Class S2	4/23/10	$2,453,738	0.04%	$2,179,532
Fire Capital Mauritius Private Fund	12/12/06-10/26/09	10,189,080	0.12%	7,478,336
Gayatri Project	8/7/15	10,789,949	0.40%	21,783,833
NCH Eagle Fund LP	4/6/09	5,452,004	0.05%	3,070,160
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.01%	310,515
Templeton EE FD	12/5/97-6/24/02	471,720	0.00%	186,869

				$35,009,245

See accompanying notes to the financial statements.	19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
22,929,261	USD	9/17/2015	MSCI	Depreciation of Total Return on Asustek Computer Inc + (Monthly Fed Funds Rate minus 0.50%)	Appreciation of Total Return on Asustek Computer Inc	$1,272,981
2,325,446	USD	1/8/2016	BOA	Depreciation of Total Return on Cia Siderurgica Nacional SA + (Monthly BBA USD LIBOR minus 9.00%)	Appreciation of Total Return on Cia Siderurgica Nacional SA	(387,956)
504,364	USD	1/20/2016	BOA	Depreciation of Total Return on Gol Linhas Aereas Inteligentes SA + (Monthly BBA USD LIBOR minus 5.00%)	Appreciation of Total Return on Gol Linhas Aereas Inteligentes SA	(45,135)
8,055,300	USD	9/30/2015	JPM	Depreciation of Total Return on Grupo BTG Pactual + (Monthly Fed Funds Rate minus 30.00%)	Appreciation of Total Return on Grupo BTG Pactual	—

						$839,890

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	This security is restricted as to resale.

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(c)	Affiliated company (Note 10).

(d)	Security valued at fair value using methods determined in good faith by or at the direct of the Trustees of GMO Trust (Note 2).

(e)	Private placement securities are restricted as to resale.

(f)	The rate shown represents yield-to-maturity.

(g)	Rate rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 24.

20	See accompanying notes to the financial statements.

GMO Taiwan Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	92.5%
Mutual Funds	3.7
Short-Term Investments	0.7
Investment Funds	0.2
Other	2.9

100.0%

Industry Sector Summary	% of Equity Investments*
Electronic Equipment, Instruments & Components	26.4%
Technology Hardware, Storage & Peripherals	24.6
Semiconductors & Semiconductor Equipment	22.0
Real Estate Management & Development	5.5
Banks	3.9
Diversified Telecommunication Services	3.3
Wireless Telecommunication Services	2.7
Textiles, Apparel & Luxury Goods	2.7
Diversified Financial Services	1.8
Construction Materials	1.1
Household Durables	1.1
Food & Staples Retailing	1.0
Leisure Products	1.0
Communications Equipment	0.9
Chemicals	0.8
Diversified Consumer Services	0.4
Capital Markets	0.4
Machinery	0.4

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as a preferred stock. The table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

21

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.5%

	Taiwan — 92.5%
2,088,850	AmTRAN Technology Co Ltd	950,208
957,323	Asustek Computer Inc	8,722,634
257,000	Chipbond Technology Corp	374,466
772,371	Chong Hong Construction Co Ltd	1,077,740
957,132	Chunghwa Telecom Co Ltd	2,898,760
4,980,486	Compal Electronics Inc	2,910,205
690,000	Coretronic Corp	549,337
112,000	Delta Electronics Inc	561,842
363,000	Dynapack International Technology Corp	528,534
2,633,912	E.Sun Financial Holding Co Ltd	1,583,740
453,000	Elan Microelectronics Corp	452,340
109,980	Elite Advanced Laser Corp	385,579
579,767	Far EasTone Telecommunications Co Ltd	1,273,064
789,000	Faraday Technology Corp *	684,395
314,525	Flexium Interconnect Inc	898,516
346,700	Formosa Chemicals & Fibre Corp	741,677
377,578	Foxconn Technology Co Ltd	1,062,238
947,000	Fubon Financial Holding Co Ltd	1,630,464
125,050	Giant Manufacturing Co Ltd	906,519
1,254,325	Highwealth Construction Corp *	1,942,763
4,458,060	Hon Hai Precision Industry Co Ltd *	12,691,055
530,028	HTC Corp	753,439
499,000	Huaku Development Co Ltd	804,688
269,000	Kinsus Interconnect Technology Corp	480,098
1,453,490	Lite-On Technology Corp	1,331,946
208,000	Lotes Co Ltd	579,990
223,000	Lung Yen Life Service Corp *	414,007
163,565	Makalot Industrial Co Ltd	1,378,497
129,596	MediaTek Inc	999,943
1,029,609	Mega Financial Holding Co Ltd	773,541
396,000	Merry Electronics Co Ltd	438,551
239,995	Novatek Microelectronics Corp Ltd	805,364
689,000	Pegatron Corp	1,787,977
230,000	Phison Electronics Corp	1,601,365
1,129,475	Powertech Technology Inc	1,947,226
135,950	President Chain Store Corp	909,771
1,833,856	Quanta Computer Inc	3,375,292
1,360,670	Radiant Opto-Electronics Corp	3,968,302
798,870	Realtek Semiconductor Corp *	1,436,867
998,036	Ruentex Development Co Ltd	1,067,499
616,600	Ruentex Industries Ltd	985,521
532,000	Simplo Technology Co Ltd	1,765,081
712,000	Synnex Technology International Corp	757,834
3,045,684	Taishin Financial Holding Co Ltd	1,067,811
894,550	Taiwan Cement Corp	958,213
371,000	Taiwan Mobile Co Ltd	1,114,650
293,600	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	5,836,768

Shares / Par Value		Description	Value ($)
		Taiwan — continued
	827,022	Taiwan Surface Mounting Technology Corp	695,071
	312,000	Test Research Inc	498,848
	290,000	Tong Hsing Electronic Industries Ltd	650,316
	555,358	TPK Holding Co Ltd *	1,392,956
	925,000	Tripod Technology Corp	1,298,567
	3,923,455	Wistron Corp	1,943,683
	452,880	Wistron NeWeb Corp	852,973
	888,000	WPG Holdings Co Ltd	839,810
	854,848	Yuanta Financial Holding Co Ltd	343,490
	215,152	Yungtay Engineering Co Ltd	313,548

		Total Taiwan	88,995,579

		TOTAL COMMON STOCKS (COST $109,341,265)	88,995,579

		INVESTMENT FUNDS — 0.2%

		Taiwan — 0.2%
	12,529	iShares MSCI Taiwan ETF	167,387

		TOTAL INVESTMENT FUNDS (COST $207,825)	167,387

		MUTUAL FUNDS — 3.7%

		United States — 3.7%
		Affiliated Issuers
	142,743	GMO U.S. Treasury Fund	3,568,577

		TOTAL MUTUAL FUNDS (COST $3,568,577)	3,568,577

		SHORT-TERM INVESTMENTS — 0.7%

		Time Deposits — 0.7%
USD	116,658	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 09/01/15	116,658
USD	191,262	Barclays (London) Time Deposit, 0.06%, due 09/01/15	191,262
USD	191,262	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/01/15	191,262
USD	191,262	Sumitomo (Tokyo) Time Deposit, 0.06%, due 09/01/15	191,262

		Total Time Deposits	690,444

		TOTAL SHORT-TERM INVESTMENTS (COST $690,444)	690,444

		TOTAL INVESTMENTS — 97.1% (Cost $113,808,111)	93,421,987
		Other Assets and Liabilities (net) — 2.9%	2,772,526

		TOTAL NET ASSETS — 100.0%	$96,194,513

22	See accompanying notes to the financial statements.

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 24.

See accompanying notes to the financial statements.	23

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2015

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

BBA - British Banks Association

ETF - Exchange-Traded Fund

Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

JSC - Joint Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

Counterparty Abbreviations:

BOA - Bank of America, N.A.

GS – Goldman Sachs International

JPM – JPMorgan Chase Bank, N.A,

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – South Korean Won

SGD - Singapore Dollar

THB – Thai Baht

TWD – Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

24	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$23,148,574	$2,243,026,774	$5,954,998,612	$89,853,410
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	5,498	81,813,937	210,405,214	3,568,577
Foreign currency, at value (Note 2)(c)	652,038	40,467,863	77,717,487	1,851,378
Cash	—	—	146,626	—
Receivable for investments sold	52,561	80,168,869	28,696,865	—
Receivable for Fund shares sold	—	—	1,701,606	—
Dividends receivable	130,348	7,297,945	28,949,283	1,138,175
Dividend withholding taxes receivable	34	586,375	12,456	—
Foreign capital gains tax refund receivable	223,104	61,750	3,155,104	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	3,110,324	—	—
Receivable for foreign currency sold	8	—	5,829	—
Receivable for variation margin on open futures contracts (Note 4)	—	481,183	—	—
Due from broker (Note 2)	—	2,934,644	—	—
Receivable for open OTC swap contracts (Note 4)	—	—	1,272,981	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	15,224	67,944	191,573	—
Miscellaneous receivable	9	7,948	1,289,750	159

Total assets	24,227,398	2,460,025,556	6,308,543,386	96,411,699

Liabilities:
Due to custodian	—	5,171,961	—	—
Payable for investments purchased	9	140,110,857	109,654,180	158
Payable for Fund shares repurchased	25,509	—	—	—
Accrued foreign capital gains tax payable (Note 2)	—	535,119	4,754,152	—
Payable to affiliate for (Note 5):
Management fee	16,218	1,552,965	4,039,836	66,324
Shareholder service fee	3,745	265,503	439,860	12,283
Payable for foreign currency purchased	—	6,220	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	1,932,888	—	—
Payable for open OTC swap contracts (Note 4)	—	—	433,091	—
Miscellaneous payable	—	—	988,341	—
Payable to agents unaffiliated with GMO	—	279	744	—
Payable to Trustees and related expenses	51	4,663	10,228	360
Accrued expenses	155,735	811,403	1,636,275	138,061

Total liabilities	201,267	150,391,858	121,956,707	217,186

Net assets	$24,026,131	$2,309,633,698	$6,186,586,679	$96,194,513

(a) Cost of investments – unaffiliated issuers:	$31,221,396	$2,428,319,223	$7,650,967,314	$110,239,534
(b) Cost of investments – affiliated issuers:	$5,498	$71,947,228	$212,668,313	$3,568,577
(c) Cost of foreign currency:	$652,966	$40,508,187	$79,062,774	$1,856,338

See accompanying notes to the financial statements.	25

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Net assets consist of:
Paid-in capital	$53,860,525	$2,514,528,500	$8,810,758,201	$116,640,084
Accumulated undistributed net investment income	253,757	9,638,305	94,363,425	2,247,309
Accumulated net realized loss	(22,006,139)	(40,177,911)	(1,019,286,024)	(2,272,661)
Net unrealized depreciation	(8,082,012)	(174,355,196)	(1,699,248,923)	(20,420,219)

	$24,026,131	$2,309,633,698	$6,186,586,679	$96,194,513

Net assets attributable to:
Class II shares	$—	$649,132,024	$601,180,118	$—

Class III shares	$24,026,131	$278,873,403	$287,014,830	$96,194,513

Class IV shares	$—	$578,600,516	$538,048,483	$—

Class V shares	$—	$280,086,705	$295,139,945	$—

Class VI shares	$—	$522,941,050	$4,465,203,303	$—

Shares outstanding:
Class II	—	30,742,963	71,893,804	—

Class III	3,197,865	13,209,559	34,235,762	5,486,044

Class IV	—	27,389,350	64,725,997	—

Class V	—	13,268,434	35,591,037	—

Class VI	—	24,695,135	537,250,445	—

Net asset value per share:
Class II	$—	$21.11	$8.36	$—

Class III	$7.51	$21.11	$8.38	$17.53

Class IV	$—	$21.13	$8.31	$—

Class V	$—	$21.11	$8.29	$—

Class VI	$—	$21.18	$8.31	$—

26	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2015 (Unaudited)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$869,658	$38,201,006	$180,110,313	$3,413,137
Dividends from affiliated issuers (Note 10)	44	489,289	38,733	329
Interest	95	29,617	17,628	3,750

Total investment income	869,797	38,719,912	180,166,674	3,417,216

Expenses:
Management fee (Note 5)	116,773	9,756,782	27,143,292	440,133
Shareholder service fee – Class II (Note 5)	—	805,493	909,352	—
Shareholder service fee – Class III (Note 5)	26,947	244,408	236,086	81,506
Shareholder service fee – Class IV (Note 5)	—	340,465	364,393	—
Shareholder service fee – Class V (Note 5)	—	124,804	122,872	—
Shareholder service fee – Class VI (Note 5)	—	165,413	1,406,228	—
Audit and tax fees	64,164	80,164	133,641	44,730
Custodian and fund accounting agent fees	98,451	1,669,625	4,443,342	151,336
Legal fees	3,865	23,000	58,384	2,760
Registration fees	11,776	4,784	16,808	736
Transfer agent fees	14,536	37,259	38,332	13,707
Trustees fees and related expenses (Note 5)	184	14,720	38,824	736
Miscellaneous	18,062	36,600	76,741	10,943

Total expenses	354,758	13,303,517	34,988,295	746,587
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(112,977)	(483,781)	(1,267,073)	—

Net expenses	241,781	12,819,736	33,721,222	746,587

Net investment income (loss)	628,016	25,900,176	146,445,452	2,670,629

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	(2,204,693)	(2,616,003)	(156,967,457)	783,381
Investments in affiliated issuers	—	2,333	—	—
Realized gain distributions from affiliated issuers (Note 10)	4	3,015	1,311	1
Futures contracts	—	14,912,900	—	—
Swap contracts	—	—	(3,329,043)	—
Foreign currency, forward contracts and foreign currency related transactions	(36,280)	(2,133,875)	(4,630,183)	(139,732)

Net realized gain (loss)	(2,240,969)	10,168,370	(164,925,372)	643,650

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (c)	(4,775,354)	(339,558,660)	(1,225,718,667)	(25,691,134)
Investments in affiliated issuers	—	6,881,931	(501,942)	—
Futures contracts	—	1,151,116	—	—
Swap contracts	—	—	(2,151,051)	—
Foreign currency, forward contracts and foreign currency related transactions	15,205	777,023	(2,664,876)	(33,824)

Net unrealized gain (loss)	(4,760,149)	(330,748,590)	(1,231,036,536)	(25,724,958)

Net realized and unrealized gain (loss)	(7,001,118)	(320,580,220)	(1,395,961,908)	(25,081,308)

Net increase (decrease) in net assets resulting from operations	$(6,373,102)	$(294,680,044)	$(1,249,516,456)	$(22,410,679)

(a) Withholding tax:	$115,766	$4,385,726	$24,300,838	$844,415
(b) Foreign capital gains tax on net realized gain (loss):	$12,356	$2,053,639	$1,555,757	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$(23,015)	$(9,652,813)	$(5,222,813)	$—

See accompanying notes to the financial statements.	27

GMO Trust Funds

Statements of Changes in Net Assets

	Emerging Countries Fund		Emerging Domestic Opportunities Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$628,016	$1,184,801	$25,900,176	$33,721,038
Net realized gain (loss)	(2,240,969)	(2,531,493)	10,168,370	413,236
Change in net unrealized appreciation (depreciation)	(4,760,149)	2,637,375	(330,748,590)	164,993,061

Net increase (decrease) in net assets from operations	(6,373,102)	1,290,683	(294,680,044)	199,127,335

Distributions to shareholders from:
Net investment income
Class II	—	—	(5,784,059)	(6,969,672)
Class III	(50,296)	(1,474,749)	(2,576,635)	(3,618,631)
Class IV	—	—	(5,176,982)	(7,811,591)
Class V	—	—	(2,664,425)	(2,739,358)
Class VI	—	—	(5,139,646)	(6,863,610)

Total distributions from net investment income	(50,296)	(1,474,749)	(21,341,747)	(28,002,862)

Net realized gains
Class II	—	—	—	(5,462,117)
Class III	—	—	—	(2,421,478)
Class IV	—	—	—	(4,973,323)
Class V	—	—	—	(1,692,156)
Class VI	—	—	—	(4,125,188)

Total distributions from net realized gains	—	—	—	(18,674,262)

Net share transactions (Note 9):
Class II	—	—	(357,592)	69,726,193
Class III	(8,052,921)	(6,700,723)	(19,661,745)	(64,875,343)
Class IV	—	—	(31,780,970)	(14,500,401)
Class V	—	—	64,423,533	4,431,514
Class VI	—	—	(9,760,577)	24,053,999
Class M*	—	(17,480,070)	—	—

Increase (decrease) in net assets resulting from net share transactions	(8,052,921)	(24,180,793)	2,862,649	18,835,962

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	—	—	234,349	881,109
Class III	—	—	103,092	436,056
Class IV	—	—	206,626	847,543
Class V	—	—	96,890	296,484
Class VI	—	—	191,923	712,694

Increase in net assets resulting from purchase premiums and redemption fees	—	—	832,880	3,173,886

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(8,052,921)	(24,180,793)	3,695,529	22,009,848

Total increase (decrease) in net assets	(14,476,319)	(24,364,859)	(312,326,262)	174,460,059

Net assets:
Beginning of period	38,502,450	62,867,309	2,621,959,960	2,447,499,901

End of period	$24,026,131	$38,502,450	$2,309,633,698	$2,621,959,960

Accumulated undistributed net investment income	$253,757	$—	$9,638,305	$5,079,876

Distributions in excess of net investment income	$—	$(323,963)	$—	$—

*	Class M liquidated on May 2, 2014.

28	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		Taiwan Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$146,445,452	$208,140,040	$2,670,629	$2,996,941
Net realized gain (loss)	(164,925,372)	(161,171,169)	643,650	8,127,671
Change in net unrealized appreciation (depreciation)	(1,231,036,536)	258,119,853	(25,724,958)	967,130

Net increase (decrease) in net assets from operations	(1,249,516,456)	305,088,724	(22,410,679)	12,091,742

Distributions to shareholders from:
Net investment income
Class II	(1,500,504)	(30,080,505)	—	—
Class III	(839,044)	(11,535,146)	(138,771)	(3,652,404)
Class IV	(1,640,758)	(25,893,927)	—	—
Class V	(1,046,298)	(11,436,455)	—	—
Class VI	(15,224,933)	(151,077,564)	—	—

Total distributions from net investment income	(20,251,537)	(230,023,597)	(138,771)	(3,652,404)

Net realized gains
Class III	—	—	(4,888,940)	(824,404)

Total distributions from net realized gains	—	—	(4,888,940)	(824,404)

Net share transactions (Note 9):
Class II	(272,520,367)	(319,910,811)	—	—
Class III	67,650,181	(160,879,703)	5,787,926	(41,624,857)
Class IV	(199,597,346)	91,215,622	—	—
Class V	199,118,334	(233,923,236)	—	—
Class VI	161,108,527	(121,783,049)	—	—

Increase (decrease) in net assets resulting from net share transactions	(44,240,671)	(745,281,177)	5,787,926	(41,624,857)

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	1,593,190	3,770,747	—	—
Class III	619,898	1,257,611	99,813	361,672
Class IV	1,296,696	2,795,278	—	—
Class V	592,794	1,156,512	—	—
Class VI	9,836,724	16,722,843	—	—

Increase in net assets resulting from purchase premiums and redemption fees	13,939,302	25,702,991	99,813	361,672

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(30,301,369)	(719,578,186)	5,887,739	(41,263,185)

Total increase (decrease) in net assets	(1,300,069,362)	(644,513,059)	(21,550,651)	(33,648,251)

Net assets:
Beginning of period	7,486,656,041	8,131,169,100	117,745,164	151,393,415

End of period	$6,186,586,679	$7,486,656,041	$96,194,513	$117,745,164

Accumulated undistributed net investment income	$94,363,425	$—	$2,247,309	$—

Distributions in excess of net investment income	$—	$(31,830,490)	$—	$(284,549)

See accompanying notes to the financial statements.	29

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRIES FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$9.13		$9.21	$10.61		$11.03		$11.50		$9.24

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.16		0.22	0.26		0.20		0.24		0.11
Net realized and unrealized gain (loss)	(1.77)		0.05	(1.38)		(0.43)		(0.50	)(b)	2.28

Total from investment operations	(1.61)		0.27	(1.12)		(0.23)		(0.26)		2.39

Less distributions to shareholders:
From net investment income	(0.01)		(0.35)	(0.28)		(0.19)		(0.21)		(0.13)

Total distributions	(0.01)		(0.35)	(0.28)		(0.19)		(0.21)		(0.13)

Net asset value, end of period	$7.51		$9.13	$9.21		$10.61		$11.03		$11.50

Total Return(c)	(17.62	)%**	3.02%	(10.61)%		(2.05)%		(1.96)%		25.89%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,026		$38,502	$46,055		$134,535		$157,638		$231,921
Net expenses to average daily net assets(d)	1.35	%*	1.23%	1.24	%(e)	1.18	%(e)	1.17	%(e)	1.15	%(e)
Net investment income (loss) to average daily net assets(a)	3.50	%*	2.27%	2.66%		1.94%		2.14%		1.05%
Portfolio turnover rate	24	%**	74%	122%		108%		113%		124%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.63	%*	0.28%	0.43%		0.21%		0.14%		0.15%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

30	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares									Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,					Period from March 24, 2011 (commencement of operations) through February 29, 2012		Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,				Period from June 29, 2012 (commencement of operations) through February 28, 2013
			2015	2014		2013						2015		2014
Net asset value, beginning of period	$23.99		$22.55	$24.60		$21.39		$20.89		$23.98		$22.54		$24.59		$21.02

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23		0.28	0.26		0.24		0.20		0.23		0.29		0.30		0.05
Net realized and unrealized gain (loss)	(2.92)		1.55	(1.22)		3.27		0.39	(b)	(2.91)		1.55		(1.24)		3.84

Total from investment operations	(2.69)		1.83	(0.96)		3.51		0.59		(2.68)		1.84		(0.94)		3.89

Less distributions to shareholders:
From net investment income	(0.19)		(0.23)	(0.30)		(0.15)		(0.09)		(0.19)		(0.24)		(0.32)		(0.17)
From net realized gains	—		(0.16)	(0.79)		(0.15)		—		—		(0.16)		(0.79)		(0.15)

Total distributions	(0.19)		(0.39)	(1.09)		(0.30)		(0.09)		(0.19)		(0.40)		(1.11)		(0.32)

Net asset value, end of period	$21.11		$23.99	$22.55		$24.60		$21.39		$21.11		$23.98		$22.54		$24.59

Total Return(c)	(11.28	)%**	8.18%	(4.01)%		16.47%		2.86	%**	(11.22	)%**	8.23%		(3.95)%		18.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$649,132		$738,035	$621,278		$352,479		$112,056		$278,873		$336,488		$384,757		$104,740
Net expenses to average daily net assets(e)	1.08	%*	1.07%	1.07	%(d)	1.07	%(d)	1.02	%*	1.01	%*	1.00%		1.00	%(d)	1.00	%*(d)
Net investment income (loss) to average daily net assets(a)	1.90	%*	1.21%	1.09%		1.05%		1.05	%*	1.95	%*	1.26%		1.23%		0.31	%*
Portfolio turnover rate	115	%**	204%	274%		247%		459	%**††	115	%**	204%		274%		247	%**†††
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%	0.03%		0.03%		0.42	%*	0.04	%*	0.03%		0.03%		0.04	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03	$0.10		$0.24		$0.45		$0.01		$0.03		$0.09		$0.31

	Class IV Shares							Class V Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,			Period from May 2, 2012 (commencement of operations) through February 28, 2013		Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015		Period from November 29, 2013 (commencement of operations) through February 28, 2014
			2015	2014
Net asset value, beginning of period	$24.00		$22.56	$24.60		$22.00		$23.98		$22.54		$24.52

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.30	0.31		0.14		0.25		0.31		0.01
Net realized and unrealized gain (loss)	(2.91)		1.56	(1.23)		2.78		(2.92)		1.55		(1.20)

Total from investment operations	(2.67)		1.86	(0.92)		2.92		(2.67)		1.86		(1.19)

Less distributions to shareholders:
From net investment income	(0.20)		(0.26)	(0.33)		(0.17)		(0.20)		(0.26)		(0.34)
From net realized gains	—		(0.16)	(0.79)		(0.15)		—		(0.16)		(0.45)

Total distributions	(0.20)		(0.42)	(1.12)		(0.32)		(0.20)		(0.42)		(0.79)

Net asset value, end of period	$21.13		$24.00	$22.56		$24.60		$21.11		$23.98		$22.54

Total Return(c)	(11.19	)%**	8.29%	(3.88)%		13.34	%**	(11.18	)%**	8.32%		(4.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$578,601		$686,589	$659,592		$518,430		$280,087		$255,379		$235,753
Net expenses to average daily net assets(e)	0.96	%*	0.95%	0.95	%(d)	0.95	%*(d)	0.94	%*	0.93%		0.94	%*(d)
Net investment income (loss) to average daily net assets(a)	2.00	%*	1.29%	1.29%		0.71	%*	2.07	%*	1.32%		0.09	%*
Portfolio turnover rate	115	%**	204%	274%		247	%**†††	115	%**	204%		274	%**††††
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%	0.03%		0.04	%*	0.04	%*	0.03%		0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03	$0.10		$0.28		$0.01		$0.03		$0.02

See accompanying notes to the financial statements.	31

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,					Period from September 19, 2011 (commencement of operations) through February 29, 2012
			2015	2014		2013
Net asset value, beginning of period	$24.06		$22.61	$24.65		$21.41		$20.34

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25		0.31	0.36		0.34		0.10
Net realized and unrealized gain (loss)	(2.93)		1.57	(1.28)		3.22		1.06	(b)

Total from investment operations	(2.68)		1.88	(0.92)		3.56		1.16

Less distributions to shareholders:
From net investment income	(0.20)		(0.27)	(0.33)		(0.17)		(0.09)
From net realized gains	—		(0.16)	(0.79)		(0.15)		—

Total distributions	(0.20)		(0.43)	(1.12)		(0.32)		(0.09)

Net asset value, end of period	$21.18		$24.06	$22.61		$24.65		$21.41

Total Return(c)	(11.18	)%**	8.37%	(3.84)%		16.69%		5.78	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$522,941		$605,469	$546,120		$654,063		$418,017
Net expenses to average daily net assets(e)	0.91	%*	0.90%	0.90	%(d)	0.90	%(d)	0.87	%*(d)
Net investment income (loss) to average daily net assets(a)	2.07	%*	1.34%	1.47%		1.50%		1.10	%*
Portfolio turnover rate	115	%**	204%	274%		247%		459	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%	0.03%		0.03%		0.13	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03	$0.11		$0.07		$0.18
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 29, 2012.
†††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2013.
††††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2014.
*	Annualized.
**	Not annualized.

32	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares											Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011				2015	2014		2013		2012		2011
Net asset value, beginning of period	$10.16		$10.20	$11.74		$12.10		$14.46		$11.63		$10.19		$10.23	$11.77		$12.13		$14.49		$11.66

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.28	0.25		0.22		0.24		0.16		0.21		0.27	0.27		0.24		0.26		0.16
Net realized and unrealized gain (loss)	(1.96)		0.00 (b)	(1.52)		(0.35)		(0.65)		2.84		(1.99)		0.02	(1.54)		(0.36)		(0.66)		2.85

Total from investment operations	(1.78)		0.28	(1.27)		(0.13)		(0.41)		3.00		(1.78)		0.29	(1.27)		(0.12)		(0.40)		3.01

Less distributions to shareholders:
From net investment income	(0.02)		(0.32)	(0.27)		(0.23)		(0.21)		(0.17)		(0.03)		(0.33)	(0.27)		(0.24)		(0.22)		(0.18)
From net realized gains	—		—	—		—		(1.74)		—		—		—	—		—		(1.74)		—

Total distributions	(0.02)		(0.32)	(0.27)		(0.23)		(1.95)		(0.17)		(0.03)		(0.33)	(0.27)		(0.24)		(1.96)		(0.18)

Net asset value, end of period	$8.36		$10.16	$10.20		$11.74		$12.10		$14.46		$8.38		$10.19	$10.23		$11.77		$12.13		$14.49

Total Return(c)	(17.54	)%**	2.84%	(10.92)%		(1.00)%		(1.94)%		25.77%		(17.54	)%**	2.91%	(10.87)%		(0.96)%		(1.89)%		25.80%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$601,180		$1,000,299	$1,308,100		$2,004,694		$2,100,382		$2,304,697		$287,015		$283,712	$447,963		$970,102		$1,334,720		$1,445,916
Net expenses to average daily net assets(e)	1.08	%*	1.07%	1.06	%(d)	1.06	%(d)	1.05	%(d)	1.07	%(d)	1.03	%*	1.02%	1.01	%(d)	1.01	%(d)	1.00	%(d)	1.02	%(d)
Net investment income (loss) to average daily net assets(a)	3.72	%*	2.66%	2.33%		1.97%		1.88%		1.21%		4.16	%*	2.55%	2.45%		2.12%		2.00%		1.17%
Portfolio turnover rate	51	%**	94%	98%		119%		108%		114%		51	%**	94%	98%		119%		108%		114%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%	0.03%		0.03%		0.03%		0.03%		0.01	%*	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.04	$0.03		$0.02		$0.02		$0.02		$0.02		$0.04	$0.03		$0.01		$0.01		$0.00	(f)

	Class IV Shares											Class V Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011				2015	2014		2013		2012		2011
Net asset value, beginning of period	$10.10		$10.15	$11.68		$12.03		$14.40		$11.58		$10.08		$10.13	$11.66		$12.01		$14.39		$11.57

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.28	0.28		0.22		0.26		0.17		0.23		0.29	0.26		0.25		0.26		0.15
Net realized and unrealized gain (loss)	(1.95)		0.00 (b)	(1.53)		(0.32)		(0.67)		2.83		(1.99)		0.00 (b)	(1.50)		(0.35)		(0.67)		2.86

Total from investment operations	(1.76)		0.28	(1.25)		(0.10)		(0.41)		3.00		(1.76)		0.29	(1.24)		(0.10)		(0.41)		3.01

Less distributions to shareholders:
From net investment income	(0.03)		(0.33)	(0.28)		(0.25)		(0.22)		(0.18)		(0.03)		(0.34)	(0.29)		(0.25)		(0.23)		(0.19)
From net realized gains	—		—	—		—		(1.74)		—		—		—	—		—		(1.74)		—

Total distributions	(0.03)		(0.33)	(0.28)		(0.25)		(1.96)		(0.18)		(0.03)		(0.34)	(0.29)		(0.25)		(1.97)		(0.19)

Net asset value, end of period	$8.31		$10.10	$10.15		$11.68		$12.03		$14.40		$8.29		$10.08	$10.13		$11.66		$12.01		$14.39

Total Return(c)	(17.49	)%**	2.88%	(10.81)%		(0.81)%		(1.90)%		25.93%		(17.50	)%**	2.93%	(10.74)%		(0.78)%		(1.92)%		26.03%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$538,048		$837,963	$748,429		$1,481,411		$1,816,285		$1,649,840		$295,140		$170,125	$406,384		$677,796		$662,263		$835,561
Net expenses to average daily net assets(e)	0.98	%*	0.97%	0.96	%(d)	0.96	%(d)	0.95	%(d)	0.97	%(d)	0.93	%*	0.92%	0.91	%(d)	0.91	%(d)	0.90	%(d)	0.93	%(d)
Net investment income (loss) to average daily net assets(a)	3.82	%*	2.64%	2.57%		1.99%		2.00%		1.29%		4.64	%*	2.77%	2.39%		2.25%		2.03%		1.15%
Portfolio turnover rate	51	%**	94%	98%		119%		108%		114%		51	%**	94%	98%		119%		108%		114%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%		0.01%		0.01%		0.01%		0.04	%*	0.04%	0.04%		0.04%		0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.04	$0.03		$0.02		$0.02		$0.01		$0.02		$0.03	$0.03		$0.00	(f)	$0.00	(f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	33

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

Class VI Shares
Six Months Ended August 31, 2015 (Unaudited)			Year Ended February 28/29,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$10.10		$10.15		$11.68		$12.04		$14.41		$11.59

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.30		0.26		0.24		0.27		0.17
Net realized and unrealized gain (loss)	(1.96)		(0.01	)(b)	(1.49)		(0.34)		(0.67)		2.84

Total from investment operations	(1.76)		0.29		(1.23)		(0.10)		(0.40)		3.01

Less distributions to shareholders:
From net investment income	(0.03)		(0.34)		(0.30)		(0.26)		(0.23)		(0.19)
From net realized gains	—		—		—		—		(1.74)		—

Total distributions	(0.03)		(0.34)		(0.30)		(0.26)		(1.97)		(0.19)

Net asset value, end of period	$8.31		$10.10		$10.15		$11.68		$12.04		$14.41

Total Return(c)	(17.46	)%**	2.96%		(10.69)%		(0.82)%		(1.81)%		26.01%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,465,203		$5,194,557		$5,220,293		$5,673,002		$5,082,437		$5,800,427
Net expenses to average daily net assets(e)	0.90	%*	0.89%		0.88	%(d)	0.88	%(d)	0.87	%(d)	0.89	%(d)
Net investment income (loss) to average daily net assets(a)	4.09	%*	2.79%		2.43%		2.12%		2.11%		1.29%
Portfolio turnover rate	51	%**	94%		98%		119%		108%		114%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.04%		0.04%		0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.04		$0.03		$0.02		$0.02		$0.03
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

34	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAIWAN FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$22.52		$21.30		$20.43		$21.60		$23.85		$17.75

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.53		0.46		0.17		0.34		0.73		0.16
Net realized and unrealized gain (loss)	(4.56)		1.38		0.90		(0.87	)(b)	(1.04)		6.30

Total from investment operations	(4.03)		1.84		1.07		(0.53)		(0.31)		6.46

Less distributions to shareholders:
From net investment income	(0.03)		(0.51)		(0.20)		(0.23)		(1.09)		(0.36)
From net realized gains	(0.93)		(0.11)		—		(0.41)		(0.85)		—

Total distributions	(0.96)		(0.62)		(0.20)		(0.64)		(1.94)		(0.36)

Net asset value, end of period	$17.53		$22.52		$21.30		$20.43		$21.60		$23.85

Total Return(c)	(18.45	)%**	8.75%		5.26%		(2.25)%		0.15%		36.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96,195		$117,745		$151,393		$56,283		$74,971		$146,857
Net expenses to average daily net assets	1.37	%*(e)	1.27	%(e)	1.35	%(d)(e)	1.38	%(d)(e)	1.36	%(e)	1.33%
Net investment income (loss) to average daily net assets(a)	4.91	%*	2.01%		0.82%		1.71%		3.16%		0.78%
Portfolio turnover rate	41	%**	134%		201%		156%		105%		129%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—		—		0.00	%(f)	—		—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.06		$0.03		$0.04		$0.08		$0.09
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	35

GMO Trust Funds

Notes to Financial Statements

August 31, 2015 (Unaudited)

1.	Organization

Each of Emerging Countries Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, and Taiwan Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Emerging Countries Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Emerging Domestic Opportunities Fund	Not Applicable	Total Return
Emerging Markets Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Taiwan Fund	MSCI Taiwan Index	Total return in excess of benchmark

Emerging Countries Fund and Taiwan Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. OTC derivatives are generally valued at the price determined by an industry standard model. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2015, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

36

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or short position.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2015 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)
Emerging Countries Fund	<1%	89%
Emerging Domestic Opportunities Fund	—	77%
Emerging Markets Fund	<1%	83%
Taiwan Fund	—	86%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2015, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

37

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2015:

Description	Level 1	Level 2	Level 3		Total
Emerging Countries Fund
Asset Valuation Inputs
Common Stocks
Belgium	$32,673	$—	$—		$32,673
Brazil	115,048	690,308	—		805,356
Chile	—	12,422	—		12,422
China	101,215	3,361,742	—		3,462,957
Colombia	39,320	—	—		39,320
Czech Republic	—	502,330	—		502,330
Egypt	—	191,283	—		191,283
Hungary	—	9,283	—		9,283
India	—	2,683,714	—		2,683,714
Indonesia	—	380,852	—		380,852
Malaysia	—	24,523	—		24,523
Mexico	46,506	—	—		46,506
Philippines	—	215,387	—		215,387
Poland	—	167,202	—		167,202
Qatar	—	64,256	—		64,256
Russia	189,839	1,979,497	—		2,169,336
South Africa	16,380	337,702	12		354,094
South Korea	19,079	3,448,946	—		3,468,025
Taiwan	45,724	2,719,417	0	**	2,765,141
Thailand	—	943,214	—		943,214
Turkey	22,448	1,504,955	—		1,527,403
United Kingdom	8,062	143,978	—		152,040
United States	66,327	—	—		66,327

TOTAL COMMON STOCKS	702,621	19,381,011	12		20,083,644

Preferred Stocks
Brazil	496,468	569,721	—		1,066,189
Russia	—	763,899	—		763,899
South Korea	—	515,781	—		515,781

TOTAL PREFERRED STOCKS	496,468	1,849,401	—		2,345,869

Investment Funds
Thailand	—	175,725	—		175,725
United States	498,497	—	—		498,497

TOTAL INVESTMENT FUNDS	498,497	175,725	—		674,222

Rights/Warrants
Thailand	393	—	—		393

TOTAL RIGHTS/WARRANTS	393	—	—		393

Mutual Funds
United States	5,498	—	—		5,498

TOTAL MUTUAL FUNDS	5,498	—	—		5,498

Short-Term Investments	44,446	—	—		44,446

Total Investments	1,747,923	21,406,137	12		23,154,072

Total	$1,747,923	$21,406,137	$12		$23,154,072

38

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$32,536,174	$—	$32,536,174
Brazil	—	58,528,101	—	58,528,101
Chile	—	11,368,060	—	11,368,060
China	78,127,831	215,953,243	—	294,081,074
India	—	505,749,236	—	505,749,236
Indonesia	—	22,162,565	—	22,162,565
Malaysia	—	5,558,338	—	5,558,338
Mexico	21,784,340	—	—	21,784,340
Philippines	—	144,017,643	—	144,017,643
Qatar	—	40,265,681	—	40,265,681
Russia	—	45,092,651	—	45,092,651
South Africa	—	40,661,638	—	40,661,638
South Korea	—	48,338,106	—	48,338,106
Switzerland	—	38,476,747	—	38,476,747
Taiwan	—	118,090,385	—	118,090,385
Thailand	—	98,780,223	—	98,780,223
Turkey	—	38,379,218	—	38,379,218
United Arab Emirates	—	22,829,134	—	22,829,134
United Kingdom	10,468,586	188,936,819	—	199,405,405
United States	120,560,229	—	—	120,560,229
Vietnam	—	16,384,969	—	16,384,969

TOTAL COMMON STOCKS	230,940,986	1,692,108,931	—	1,923,049,917

Investment Funds
China	83,397,384	—	—	83,397,384
Thailand	—	85,243,445	—	85,243,445
United States	108,233,856	—	—	108,233,856

TOTAL INVESTMENT FUNDS	191,631,240	85,243,445	—	276,874,685

Debt Obligations
Mexico	—	27,856,130	—	27,856,130

TOTAL DEBT OBLIGATIONS	—	27,856,130	—	27,856,130

Mutual Funds
United States	57,239,022	—	—	57,239,022

TOTAL MUTUAL FUNDS	57,239,022	—	—	57,239,022

Short-Term Investments	39,820,957	—	—	39,820,957

Total Investments	519,632,205	1,805,208,506	—	2,324,840,711

Derivatives*
Forward Contracts
Foreign Currency Risk	—	3,110,324	—	3,110,324
Futures Contracts
Equity Contracts	—	1,184,586	—	1,184,586

Total	$519,632,205	$1,809,503,416	$—	$2,329,135,621

Liability Valuation Inputs
Derivatives*
Forward Contracts
Foreign Currency Risk	$—	$(1,932,888)	$—	$(1,932,888)
Futures Contracts
Equity Contracts	—	(776,759)	—	(776,759)

Total	$—	$(2,709,647)	$—	$(2,709,647)

39

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Belgium	$11,217,730	$116,049	$—	$11,333,779
Brazil	44,297,187	271,226,748	—	315,523,935
Chile	—	2,460,953	—	2,460,953
China	36,557,102	741,311,156	—	777,868,258
Colombia	15,974,845	—	—	15,974,845
Czech Republic	—	15,439,683	—	15,439,683
Egypt	—	21,299,573	—	21,299,573
Greece	—	4,520,173	—	4,520,173
Hungary	—	22,365,239	—	22,365,239
India	29,523,327	609,108,976	21,783,833	660,416,136
Indonesia	25,778,631	33,855,758	187,329	59,821,718
Malaysia	—	2,209,970	—	2,209,970
Mexico	12,317,921	—	—	12,317,921
Philippines	—	49,588,577	—	49,588,577
Poland	—	100,280,194	—	100,280,194
Qatar	—	11,320,998	—	11,320,998
Russia	33,639,976	473,282,915	—	506,922,891
South Africa	2,761,668	85,768,837	706	88,531,211
South Korea	32,985,146	677,849,031	—	710,834,177
Sri Lanka	—	3,055,638	—	3,055,638
Taiwan	45,040,128	805,232,571	—	850,272,699
Thailand	—	171,299,106	—	171,299,106
Turkey	2,080,832	534,440,051	—	536,520,883
United Arab Emirates	—	10,844,493	—	10,844,493
United Kingdom	2,983,727	40,818,654	—	43,802,381
United States	20,351,947	—	—	20,351,947
Vietnam	—	5,137,279	—	5,137,279

TOTAL COMMON STOCKS	315,510,167	4,692,832,622	21,971,868	5,030,314,657

Preferred Stocks
Brazil	103,722,194	146,594,450	—	250,316,644
Russia	77,501	174,947,383	—	175,024,884
South Korea	—	98,741,323	—	98,741,323

TOTAL PREFERRED STOCKS	103,799,695	420,283,156	—	524,082,851

Investment Funds
China	—	—	2,179,532	2,179,532
India	—	—	7,788,851	7,788,851
Poland	—	—	186,869	186,869
Russia	—	—	3,070,160	3,070,160
Thailand	—	17,520,951	—	17,520,951
United States	318,389,427	—	—	318,389,427

TOTAL INVESTMENT FUNDS	318,389,427	17,520,951	13,225,412	349,135,790

Rights/Warrants
Thailand	213,738	—	—	213,738

TOTAL RIGHTS/WARRANTS	213,738	—	—	213,738

Mutual Funds
United States	204,984,110	—	—	204,984,110

TOTAL MUTUAL FUNDS	204,984,110	—	—	204,984,110

Short-Term Investments	56,672,680	—	—	56,672,680

Total Investments	999,569,817	5,130,636,729	35,197,280	6,165,403,826

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August 31, 2015 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Swap Contracts
Equity Risk	$—	$1,272,981	$—	$1,272,981

Total	$999,569,817	$5,131,909,710	$35,197,280	$6,166,676,807

Liability Valuation Inputs
Derivatives*
Swap Contracts
Equity Risk	$—	$(433,091)	$—	$(433,091)

Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$5,836,768	$83,158,811	$—	$88,995,579

TOTAL COMMON STOCKS	5,836,768	83,158,811	—	88,995,579

Investment Funds
Taiwan	167,387	—	—	167,387

TOTAL INVESTMENT FUNDS	167,387	—	—	167,387

Mutual Funds
United States	3,568,577	—	—	3,568,577

TOTAL MUTUAL FUNDS	3,568,577	—	—	3,568,577

Short-Term Investments	690,444	—	—	690,444

Total Investments	10,263,176	83,158,811	—	93,421,987

Total	$10,263,176	$83,158,811	$—	$93,421,987

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a value of zero at August 31, 2015.

The underlying GMO funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2015, there were no significant transfers between Level 1 and Level 2.

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August 31, 2015 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of August 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2015
Emerging Countries Fund
Common Stocks
South Africa	$14	$—	$—	$—	$—	$(2)	$—		$—	$12	$(2)

Total	$14	$—	$—	$—	$—	$(2)	$—		$—	$12	(2)

Emerging Markets Fund
Common Stocks
China	$5,528,118	$393,777	$(6,572,273)	$—	$3,183,973	$(2,533,595)	$—		$—	$—	$—
India	—	10,789,949	—	—	—	10,993,884	—		—	21,783,833	10,993,884
Indonesia	—	—	—	—	—	—	187,329	**	—	187,329	—
South Africa	803	—	—	—	—	(97)	—		—	706	(97)

Total Common Stocks	$5,528,921	$11,183,726	$(6,572,273)	$—	$3,183,973	$8,460,192	$187,329		$—	$21,971,868	$10,993,787

Investment Funds
China	$2,290,074	$—	$—	$—	$—	$(110,542)	$—		$—	$2,179,532	$(110,542)
India	8,222,471	—	—	—	—	(433,620)	—		—	7,788,851	(433,620)
Poland	195,901	—	—	—	—	(9,032)	—		—	186,869	(9,032)
Russia	3,125,291	—	—	—	—	(55,131)	—		—	3,070,160	(55,131)

Total Investment Funds	13,833,737	—	—	—	—	(608,325)	—		—	13,225,412	(608,325)

Total	$19,362,658	$11,183,726	$(6,572,273)	$—	$3,183,973	$7,851,867	$187,329		$—	$35,197,280	$10,385,462

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

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GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2015 were as follows:

Fund Name	Level 3 securities and derivatives
Emerging Countries Fund	<1%
Emerging Domestic Opportunities Fund	—
Emerging Markets Fund	<1%
Taiwan Fund	—

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2015, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have filed for additional reclaims related to foreign taxes withheld in prior years, based on interpretations of European Union tax principals. Generally, to the extent a Fund reasonably determines that such additional tax reclaims are collectible and free from significant contingencies, the amounts are reflected as Dividends from unaffiliated issuers in the Statement of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income,

43

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2015, certain Funds elected to defer to March 1, 2015 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post- October Capital Losses ($)
Emerging Countries Fund	(29,901)	(1,798,348)
Emerging Domestic Opportunities Fund	—	(3,230,203)
Emerging Markets Fund	—	(17,750,480)
Taiwan Fund	(321,986)	(951,975)

As of February 28, 2015, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 28, 2015, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short- Term ($)	Long- Term ($)

Fund Name	No Expiration Date	No Expiration Date
Emerging Countries Fund	(5,399,590)	(10,618,661)
Emerging Domestic Opportunities Fund	(32,959,532)	(3,741,047)
Emerging Markets Fund	(160,475,274)	(505,235,551)
Taiwan Fund	—	—

As of August 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Countries Fund	32,558,927	1,147,040	(10,551,895)	(9,404,855)
Emerging Domestic Opportunities Fund	2,531,167,423	78,471,370	(284,798,082)	(206,326,712)
Emerging Markets Fund	8,042,786,488	179,229,885	(2,056,612,547)	(1,877,382,662)
Taiwan Fund	115,873,750	2,438,961	(24,890,724)	(22,451,763)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the

44

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

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GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

As of August 31, 2015, the premium on cash purchases and the fee on cash redemptions were as follows:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Purchase Premium	—	0.80%	0.80%	0.15%
Redemption Fee	—	0.80%	0.80%	0.45%

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.06% of the Fund’s total net assets as of August 31, 2015. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Recently-issued accounting guidance

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for annual financial statements with fiscal years beginning on or after December 15, 2014. GMO is evaluating the impact, if any, of this guidance on the Funds’ financial statements.

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GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Market Risk – Equities	X	X	X	X
Illiquidity Risk	X	X	X	X
Smaller Company Risk	X	X	X	X
Derivatives Risk and Short Sales	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X
Currency Risk	X	X	X	X
Focused Investment Risk	X	X	X	X
Leveraging Risk	X	X	X	X
Counterparty Risk	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X
Management and Operational Risk	X	X	X	X
Fund of Funds Risk	X	X	X	X
Non-Diversified Funds	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions,

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GMO Trust Funds

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August 31, 2015 (Unaudited)

changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when

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GMO Trust Funds

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August 31, 2015 (Unaudited)

it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a

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swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include

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suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

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Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

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• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with

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operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in Underlying Funds, including other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies are exposed to the risk that the Underlying Funds will not perform as expected. The Funds are also indirectly exposed to all of the risks of an investment in the Underlying Funds.

Because a Fund bears the fees and expenses of any Underlying Fund in which it invests (absent reimbursement of those fees and expenses), the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments through one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

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The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Forward currency contracts
Hedge foreign currency exposure in the underlying Funds’ investments relative to the U.S. dollar		X
Futures contracts
Adjust exposure to certain securities markets		X
Swap contracts
Substitute for direct investment in securities			X
Achieve returns comparable to holding and lending a direct equity position			X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE

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close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

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Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

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The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2015 and the Statements of Operations for the period ended August 31, 2015^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Countries Fund
Assets:
Investments (rights and/or warrants)	$—	$393	$—	$—	$—	$393

Total	$—	$393	$—	$—	$—	$393

Derivatives not subject to Master Agreements	$—	$393	$—	$—	$—	$393

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(241)	$—	$—	$—	$(241)

Total	$—	$(241)	$—	$—	$—	$(241)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$(472)	$—	$—	$—	$(472)

Total	$—	$(472)	$—	$—	$—	$(472)

Emerging Domestic Opportunities Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$3,110,324	$—	$—	$3,110,324
Unrealized Appreciation on Futures Contracts*	—	1,184,586	—	—	—	1,184,586

Total	$—	$1,184,586	$3,110,324	$—	$—	$4,294,910

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$1,184,586	$3,110,324	$—	$—	$4,294,910

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,932,888)	$—	$—	$(1,932,888)
Unrealized Depreciation on Futures Contracts*	—	(776,759)	—	—	—	(776,759)

Total	$—	$(776,759)	$(1,932,888)	$—	$—	$(2,709,647)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(776,759)	$(1,932,888)	$—	$—	$(2,709,647)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$10,155	$—	$—	$—	$10,155
Forward Currency Contracts	—	—	258,297	—	—	258,297
Futures Contracts	—	14,912,900	—	—	—	14,912,900

Total	$—	$14,923,055	$258,297	$—	$—	$15,181,352

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$1,177,436	$—	$—	$1,177,436
Futures Contracts	—	1,151,116	—	—	—	1,151,116

Total	$—	$1,151,116	$1,177,436	$—	$—	$2,328,552

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Markets Fund
Assets:
Investments (rights and/or warrants)	$—	$213,738	$—	$—	$—	$213,738
Unrealized Appreciation on Swap Contracts*	—	1,272,981	—	—	—	1,272,981

Total	$—	$1,486,719	$—	$—	$—	$1,486,719

Derivatives not subject to Master Agreements	$—	$213,738	$—	$—	$—	$213,738

Total subject to Master Agreements	$—	$1,272,981	$—	$—	$—	$1,272,981

Liabilities:
Unrealized Depreciation on Swap Contracts*	$—	$(433,091)	$—	$—	$—	$(433,091)

Total	$—	$(433,091)	$—	$—	$—	$(433,091)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(433,091)	$—	$—	$—	$(433,091)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(38,449)	$—	$—	$—	$(38,449)
Swap Contracts	—	(3,329,043)	—	—	—	(3,329,043)

Total	$—	$(3,367,492)	$—	$—	$—	$(3,367,492)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$(249,457)	$—	$—	$—	$(249,457)
Swap Contracts	—	(2,151,051)	—	—	—	(2,151,051)

Total	$—	$(2,400,508)	$—	$—	$—	$(2,400,508)

*	The table includes unrealized appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.
^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized amounts in the tables below. For more information about other uncertainties and risks, see “Investment and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made

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available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2015, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2015:

Emerging Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$1,272,981	$—	$—	$1,272,981

Total	$1,272,981	$—	$—	$1,272,981

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$433,091	$—	$—	$433,091

Total	$433,091	$—	$—	$433,091

Emerging Domestic Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$299,815	$—	$—	$299,815
Morgan Stanley & Co. International PLC	2,810,509	—	(1,932,888)	877,621

Total	$3,110,324	$—	$(1,932,888)	$1,177,436

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$1,932,888	$—	$1,932,888	$—

Total	$1,932,888	$—	$1,932,888	$—

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2015.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Rights and/or Warrants ($)
Emerging Countries Fund	—	—	—	734
Emerging Domestic Opportunities Fund	111,923,675	146,990,633	—	187
Emerging Markets Fund	—	—	36,535,055	321,363

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Management Fee	0.65%	0.75%	0.75%	0.81%

In addition, each class of shares of the Funds (except Class M shares which are described below (Emerging Countries Fund Class M liquidated on May 2, 2014)) pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay GMO an administration fee, which is used by GMO to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. GMO may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI
Emerging Countries Fund		0.15%
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%	0.085%	0.055%
Emerging Markets Fund	0.22%	0.15%	0.105%	0.085%	0.055%
Taiwan Fund		0.15%

For each Fund, other than Emerging Countries Fund and Taiwan Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Emerging Countries Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses; provided, however, that in the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For each Fund that pays GMO a management fee, GMO has agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

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In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2015 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Emerging Countries Fund	184	—
Emerging Domestic Opportunities Fund	14,720	1,656
Emerging Markets Fund	38,824	4,416
Taiwan Fund	736	—

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2015, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expense
Emerging Countries Fund	< 0.001%	0.000%	< 0.001%
Emerging Domestic Opportunities Fund	< 0.001%	0.000%	< 0.001%
Emerging Markets Fund	< 0.001%	0.000%	< 0.001%
Taiwan Fund	< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2015 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Emerging Countries Fund	—	8,079,150	—	16,183,448
Emerging Domestic Opportunities Fund	—	2,890,826,236	—	2,862,094,317
Emerging Markets Fund	—	3,720,377,571	—	3,625,203,578
Taiwan Fund	—	43,993,782	—	44,330,825

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

62

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2015

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Emerging Countries Fund	3	*	82.21%	0.32%	44.22%
Emerging Domestic Opportunities Fund	2		20.67%	0.26%	—
Emerging Markets Fund	3	**	34.14%	0.73%	70.23%
Taiwan Fund	1		93.49%	—	100.00%

*	One of the shareholders is another fund managed by GMO.
**	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Emerging Countries Fund
Class III:
Shares sold	166,399	$1,480,033	2,098,919	$19,923,381
Shares issued to shareholders in reinvestment of distributions	6,053	50,296	166,433	1,474,749
Shares repurchased	(1,191,917)	(9,583,250)	(3,047,073)	(28,098,853)

Net increase (decrease)	(1,019,465)	$(8,052,921)	(781,721)	$(6,700,723)

Class M*:
Shares sold	—	$—	50,314	$453,198
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	(1,904,787)	(17,933,268)

Net increase (decrease)	—	$—	(1,854,473)	$(17,480,070)

Emerging Domestic Opportunities Fund*
Class II:
Shares sold	812,864	$19,066,200	9,300,358	$215,216,555
Shares issued to shareholders in reinvestment of distributions	227,848	5,178,986	498,782	11,711,191
Shares repurchased	(1,060,315)	(24,602,778)	(6,586,234)	(157,201,553)
Purchase premiums	—	76,769	—	451,316
Redemption fees	—	157,580	—	429,793

Net increase (decrease)	(19,603)	$(123,243)	3,212,906	$70,607,302

Class III:
Shares sold	55	$1,360	6,377,508	$153,042,369
Shares issued to shareholders in reinvestment of distributions	113,358	2,576,635	258,104	6,040,109
Shares repurchased	(933,153)	(22,239,740)	(9,675,443)	(223,957,821)
Purchase premiums	—	33,548	—	207,697
Redemption fees	—	69,544	—	228,359

Net increase (decrease)	(819,740)	$(19,558,653)	(3,039,831)	$(64,439,287)

63

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund* (continued)
Class IV:
Shares sold	1,054,870	$24,800,000	1,496,290	$36,704,000
Shares issued to shareholders in reinvestment of distributions	227,660	5,176,982	546,174	12,784,914
Shares repurchased	(2,501,335)	(61,757,952)	(2,675,491)	(63,989,315)
Purchase premiums	—	67,114	—	411,004
Redemption fees	—	139,512	—	436,539

Net increase (decrease)	(1,218,805)	$(31,574,344)	(633,027)	$(13,652,858)

Class V:
Shares sold	2,503,409	$61,759,108	—	$—
Shares issued to shareholders in reinvestment of distributions	117,272	2,664,425	189,435	4,431,514
Purchase premiums	—	32,824	—	144,877
Redemption fees	—	64,066	—	151,607

Net increase (decrease)	2,620,681	$64,520,423	189,435	$4,727,998

Class VI:
Shares sold	4,383	$100,964	1,362,491	$32,125,891
Shares issued to shareholders in reinvestment of distributions	210,732	4,802,593	449,502	10,551,664
Shares repurchased	(688,137)	(14,664,134)	(798,018)	(18,623,556)
Purchase premiums	—	62,987	—	346,164
Redemption fees	—	128,936	—	366,530

Net increase (decrease)	(473,022)	$(9,568,654)	1,013,975	$24,766,693

Emerging Markets Fund
Class II:
Shares sold	4,076,619	$39,711,460	21,717,709	$220,913,127
Shares issued to shareholders in reinvestment of distributions	127,580	1,192,868	2,418,932	23,802,296
Shares repurchased	(30,750,284)	(313,424,695)	(53,914,354)	(564,626,234)
Purchase premiums	—	779,311	—	1,185,968
Redemption fees	—	813,879	—	2,584,779

Net increase (decrease)	(26,546,085)	$(270,927,177)	(29,777,713)	$(316,140,064)

Class III:
Shares sold	6,345,762	$67,238,162	8,649,834	$91,550,325
Shares issued to shareholders in reinvestment of distributions	49,155	460,582	668,546	6,598,554
Shares repurchased	(5,479)	(48,563)	(25,252,205)	(259,028,582)
Purchase premiums	—	299,520	—	447,365
Redemption fees	—	320,378	—	810,246

Net increase (decrease)	6,389,438	$68,270,079	(15,933,825)	$(159,622,092)

Class IV:
Shares sold	9,858,358	$99,351,953	18,059,060	$186,461,184
Shares issued to shareholders in reinvestment of distributions	114,348	1,062,298	1,707,090	16,695,339
Shares repurchased	(28,208,487)	(300,011,597)	(10,570,073)	(111,940,901)
Purchase premiums	—	660,158	—	988,574
Redemption fees	—	636,538	—	1,806,704

Net increase (decrease)	(18,235,781)	$(198,300,650)	9,196,077	$94,010,900

64

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Emerging Markets Fund (continued)
Class V:
Shares sold	18,849,211	$200,576,998	1,370,999	$14,488,514
Shares issued to shareholders in reinvestment of distributions	95,231	882,787	1,090,708	10,645,313
Shares repurchased	(229,994)	(2,341,451)	(25,713,489)	(259,057,063)
Purchase premiums	—	270,626	—	344,251
Redemption fees	—	322,168	—	812,261

Net increase (decrease)	18,714,448	$199,711,128	(23,251,782)	$(232,766,724)

Class VI:
Shares sold	81,778,068	$768,447,696	151,490,380	$1,541,490,246
Shares issued to shareholders in reinvestment of distributions	1,629,712	15,140,023	15,351,107	150,133,827
Shares repurchased	(60,429,855)	(622,479,192)	(167,123,796)	(1,813,407,122)
Purchase premiums	—	4,900,016	—	5,882,090
Redemption fees	—	4,936,708	—	10,840,753

Net increase (decrease)	22,977,925	$170,945,251	(282,309)	$(105,060,206)

Taiwan Fund
Class III:
Shares sold	742,327	$17,199,163	1,298,042	$28,642,801
Shares issued to shareholders in reinvestment of distributions	249,390	5,027,711	79,746	1,758,120
Shares repurchased	(733,744)	(16,438,948)	(3,256,851)	(72,025,778)
Purchase premiums	—	25,838	—	41,660
Redemption fees	—	73,975	—	320,012

Net increase (decrease)	257,973	$5,887,739	(1,879,063)	$(41,263,185)

*	GMO Singapore Pte. Limited furnishes discretionary investment advisory services and makes investment decisions for Emerging Domestic Opportunities Fund. As a result of this arrangement, the Fund is required to disclose that there were more than 10 shareholders of the Fund as of August 31, 2015.

10.	Investments in affiliated companies and other funds of the Trust

An affiliated company is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities. A summary of the Fund’s transactions involving companies that are or were affiliates during the year ended August 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emerging Domestic Opportunities Fund
Gayatri Projects Ltd	$5,144,950	$—	$10,552	$—	$13,142,985
TICON Industrial Growth Leasehold Property Fund	12,556,252	—	—	446,711	11,431,930

	$17,701,202	$—	$10,552	$446,711	$24,574,915

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$3,729,015	$—	$—	$—	$3,055,638
Kiri Industries Ltd	1,686,257	506,119	—	—	2,365,466

Totals	$5,415,272	$506,119	$—	$—	$5,421,104

65

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended August 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Emerging Countries Fund
GMO U.S. Treasury Fund	$106,449	$846,048	$947,000	$44	$4	$5,498

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$20,068,498	$785,508,524	$748,338,000	$42,578	$3,015	$57,239,022

Emerging Markets Fund
GMO U.S. Treasury Fund	$32,421,399	$1,107,472,711	$934,910,000	$38,733	$1,311	$204,984,110

Taiwan Fund
GMO U.S. Treasury Fund	$307,249	$6,821,328	$3,560,000	$329	$1	$3,568,577

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through August 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

66

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2015 (Unaudited)

GMO Emerging Countries Fund

Approval of renewal of management agreement for GMO Emerging Countries Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. In considering the Fund’s performance, the Trustees satisfied themselves that GMO continued to believe that the Fund’s investment strategies continued to have a reasonable prospect of producing favorable long-term results. In addition, the Trustees considered the steps the Manager had taken to strengthen Fund performance. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

67

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO Emerging Domestic Opportunities Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Domestic Opportunities Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund, in each case for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement and sub-advisory agreement. In deciding whether to renew the management and sub-advisory agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fees payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the level of service that GMO Singapore provided the Fund. The Trustees considered that GMO Singapore’s sub-advisory fees were paid by the Manager out of the Manager’s management fees, not directly by the Fund.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement and sub-advisory agreement, that the fees charged to the Fund under these agreements were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

68

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO Emerging Markets Fund

Approval of renewal of management agreement for GMO Emerging Markets Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. In considering the Fund’s performance, the Trustees satisfied themselves that GMO continued to believe that the Fund’s investment strategies continued to have a reasonable prospect of producing favorable long-term results. In addition, the Trustees considered the steps the Manager had taken to strengthen Fund performance. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

69

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO Taiwan Fund

Approval of renewal of management agreement for GMO Taiwan Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

70

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2015 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended August 31, 2015.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2015 through August 31, 2015.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Countries Fund
Class III	$1,000.00	$823.80	$6.19	$1,000.00	$1,018.35	$6.85	1.35%
Emerging Domestic Opportunities Fund
Class II	$1,000.00	$887.20	$5.12	$1,000.00	$1,019.71	$5.48	1.08%
Class III	$1,000.00	$887.80	$4.79	$1,000.00	$1,020.06	$5.13	1.01%
Class IV	$1,000.00	$888.10	$4.56	$1,000.00	$1,020.31	$4.88	0.96%
Class V	$1,000.00	$888.20	$4.46	$1,000.00	$1,020.41	$4.77	0.94%
Class VI	$1,000.00	$888.20	$4.32	$1,000.00	$1,020.56	$4.62	0.91%
Emerging Markets Fund
Class II	$1,000.00	$824.60	$4.95	$1,000.00	$1,019.71	$5.48	1.08%
Class III	$1,000.00	$824.60	$4.72	$1,000.00	$1,019.96	$5.23	1.03%
Class IV	$1,000.00	$825.10	$4.50	$1,000.00	$1,020.21	$4.98	0.98%
Class V	$1,000.00	$825.00	$4.27	$1,000.00	$1,020.46	$4.72	0.93%
Class VI	$1,000.00	$825.40	$4.13	$1,000.00	$1,020.61	$4.57	0.90%
Taiwan Fund
Class III	$1,000.00	$815.50	$6.25	$1,000.00	$1,018.25	$6.95	1.37%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2015, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

71

GMO Trust

Semiannual Report

August 31, 2015

Alpha Only Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Systematic Global Macro Opportunity Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which are available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or private placement memorandum, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus or private placement memorandum regarding specific principal risks for each Fund. General risk may include: market-risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. Investment risk, smaller-company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alpha Only Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	87.3%
Short-Term Investments	4.9
Preferred Stocks	0.9
Mutual Funds	0.6
Futures Contracts	4.9
Other	1.4

100.0%

*	Swap contracts and futures contracts, if any, are based on the net unrealized appreciation/depreciation of the respective contracts. The Fund’s investment program involves having both long and short investment exposures. The additional short exposures that the Fund has to futures contracts based on notional contracts are (82.6)% of net assets.

1

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 87.3%

	Austria — 0.0%
6,457	OMV AG	165,306

	Belgium — 0.0%
6,305	Colruyt SA	307,026
4,449	Delhaize Group	398,081

	Total Belgium	705,107

	Brazil — 0.0%
75,700	Centrais Eletricas Brasileiras SA *	103,949
35,600	Companhia de Saneamento Basico do Estado de Sao Paulo	154,409
107,200	Companhia Siderurgica Nacional SA	103,456

	Total Brazil	361,814

	Canada — 0.6%
6,600	Suncor Energy Inc	186,923
42,900	Valeant Pharmaceuticals International Inc *	9,892,740

	Total Canada	10,079,663

	Chile — 0.0%
615,528	Enersis SA	171,456

	China — 3.1%
246,000	Air China Ltd – Class H	178,544
218,900	Alibaba Group Holding Ltd Sponsored ADR *	14,473,668
156,000	Anta Sports Products Ltd	389,379
822,000	Belle International Holdings Ltd	748,848
476,000	China BlueChemical Ltd – Class H	136,966
562,000	China Coal Energy Co Ltd	263,476
931,000	China Communications Construction Co Ltd – Class H	1,104,734
64,000	China Merchants Holdings International Co Ltd – Class H	213,697
973,000	China Mobile Ltd	11,908,988
882,000	China National Building Material Co Ltd	512,035
194,000	China Oilfield Services Ltd – Class H	210,167
4,036,000	China Petroleum & Chemical Corp	2,706,315
376,000	China Railway Construction Corp Ltd	492,889
543,000	China Railway Group Ltd	484,670
254,000	China Resources Cement Holdings Ltd	125,281
157,283	China Resources Enterprise Ltd	494,827
240,000	China Resources Power Holdings Co Ltd	592,124
1,078,000	China Shenhua Energy Co Ltd	1,868,126
2,624,000	China Telecom Corp Ltd – Class H	1,372,653
222,000	China Unicom Hong Kong Ltd	292,180
188,000	CITIC Pacific Ltd	341,795
3,019,000	CNOOC Ltd	3,784,214
190,000	COSCO Pacific Ltd	250,063

Shares	Description	Value ($)

	China — continued
688,000	Datang International Power Generation Co Ltd	278,571
518,000	Dongfeng Motor Group Co Ltd – Class H	522,930
117,000	Fosun International Ltd	195,364
1,285,000	Geely Automobile Holdings Ltd	498,698
2,726,000	GOME Electrical Appliances Holding Ltd	425,872
202,395	Guangdong Investments Ltd	274,264
371,000	Huabao International Holdings Ltd *	123,995
424,000	Huaneng Power International Inc – Class H	483,816
104,000	Jiangsu Expressway Co Ltd	123,002
282,000	Kunlun Energy Co Ltd	201,368
2,400,000	PetroChina Co Ltd	1,996,168
524,000	Shanghai Electric Group Co Ltd	289,327
40,000	Shanghai Industrial Holdings Ltd	97,969
222,500	Shenzhen International Holdings Ltd	308,787
55,000	Shenzhou International Group Holdings Ltd	275,899
446,000	Sinotrans Ltd – Class H	205,942
114,000	Weichai Power Co Ltd	121,643
500,000	Yanzhou Coal Mining Co Ltd	238,435
164,000	Zhejiang Expressway Co Ltd – Class H	178,468
1,206,000	Zijin Mining Group Co Ltd	315,335

	Total China	50,101,492

	Colombia — 0.0%
196,781	Ecopetrol SA	102,752

	Czech Republic — 0.1%
32,327	CEZ AS	738,554

	Denmark — 0.0%
147	AP Moeller – Maersk A/S – Class A	250,351

	France — 2.3%
474	Christian Dior SE	87,746
4,305	Cie Generale des Etablissements Michelin – Class B	415,691
115,018	Engie	2,054,219
34,689	LVMH Moet Hennessy Louis Vuitton SE	5,773,631
187,274	Orange SA	2,961,786
108,267	Renault SA	8,965,201
20,995	Sanofi	2,065,104
4,726	Schneider Electric SA	297,884
230,856	Total SA	10,643,934
109,929	Vivendi SA	2,713,358

	Total France	35,978,554

	Germany — 0.8%
48,246	BASF SE	3,876,414
6,334	Bayerische Motoren Werke AG	582,163
22,479	Daimler AG (Registered)	1,801,794

2	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
77,274	Deutsche Telekom AG	1,318,181
128,053	E.ON AG	1,447,107
7,992	K+S AG (Registered)	298,290
7,441	RWE AG	111,413
40,876	SAP AG	2,741,550

	Total Germany	12,176,912

	Greece — 0.0%
21,374	Hellenic Telecommunications Organization SA	195,622
17,736	OPAP SA	139,215

	Total Greece	334,837

	India — 0.1%
72,529	Bharat Heavy Electricals Ltd	247,238
45,994	Cairn India Ltd	103,608
38,850	GAIL India Ltd	173,555
19,917	Hindustan Petroleum Corp Ltd *	251,455
114,409	Jindal Steel & Power Ltd *	118,270
105,846	NTPC Ltd	194,161
50,732	Oil & Natural Gas Corp Ltd	182,626
44,009	Reliance Energy Ltd	227,026
3,353	Tata Motors Ltd Sponsored ADR *	84,898
20,212	UPL Ltd	153,333

	Total India	1,736,170

	Indonesia — 0.1%
1,038,200	Astra International Tbk PT	437,316
4,671,300	Telekomunikasi Indonesia Persero Tbk PT	953,644
114,800	United Tractors Tbk PT	155,893

	Total Indonesia	1,546,853

	Israel — 0.0%
5,192	Check Point Software Technologies Ltd *	405,028

	Italy — 0.5%
497,433	Enel SPA	2,236,831
239,023	ENI SPA	3,945,298
819,396	Telecom Italia SPA *	994,452
369,373	Telecom Italia SPA-Di RISP	370,173

	Total Italy	7,546,754

	Japan — 3.1%
5,200	Aisin Seiki Co Ltd	186,979
2,300	Asatsu-DK Inc	47,434
14,300	Canon Inc	435,679
22,100	Honda Motor Co Ltd	695,135
86,500	INPEX Corp	876,780
183,700	Itochu Corp	2,203,161
13,800	K’s Holdings Corp	439,664

Shares	Description	Value ($)

	Japan — continued
188,897	KDDI Corp	4,687,267
44,000	Kyocera Corp	2,155,517
171,300	Marubeni Corp	938,548
106,800	Mitsubishi Corp	1,984,147
106,500	Mitsui & Co Ltd	1,384,899
121,200	Nippon Telegraph & Telephone Corp	4,622,830
1,325,660	Nissan Motor Co Ltd	11,922,216
592,400	NTT Docomo Inc	12,424,855
9,000	Osaka Gas Co Ltd	36,519
6,200	Otsuka Holdings Co Ltd	211,564
1,300	Shimamura Co Ltd	119,904
143,000	Sojitz Corp	301,980
119,900	Sumitomo Corp	1,271,702
3,850	Suzuken Co Ltd	131,932
6,200	Takeda Pharmaceutical Co Ltd	304,139
17,300	Toyota Tsusho Corp	398,044
16,200	Toyota Motor Corp	957,521
73,300	Yamada Denki Co Ltd	282,018

	Total Japan	49,020,434

	Mexico — 0.1%
2,453,864	America Movil SAB de CV – Class L	2,245,639

	Netherlands — 0.6%
32,695	Koninklijke Ahold NV	644,832
224,569	Unilever NV CVA	8,999,501

	Total Netherlands	9,644,333

	Norway — 0.2%
98,595	Statoil ASA	1,502,683
24,598	Telenor ASA	489,141
9,737	Yara International ASA	434,497

	Total Norway	2,426,321

	Philippines — 0.0%
4,320	Philippine Long Distance Telephone Co	231,838

	Poland — 0.1%
70,566	Orange Polska SA	132,775
124,743	PGE SA	515,889
38,091	Polski Koncern Naftowy Orlen SA	744,858

	Total Poland	1,393,522

	Russia — 1.3%
1,947,579	Gazprom OAO Sponsored ADR	8,733,047
231,143	Lukoil PJSC Sponsored ADR	8,741,431
163,418	Rosneft OJSC GDR (Registered)	618,335
12,630	Severstal PAO GDR (Registered)	134,045
208,696	Surgutneftegas OAO Sponsored ADR	1,093,175
1,849,720	Surgutneftegas OJSC Class S *	950,756

See accompanying notes to the financial statements.	3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
29,368	Tatneft PAO Sponsored ADR	828,905
10,976	Uralkali PJSC Sponsored GDR (Registered) *	167,903

	Total Russia	21,267,597

	South Africa — 0.4%
21,850	Bidvest Group Ltd	525,334
18,727	Foschini Ltd	211,567
30,769	Impala Platinum Holdings Ltd *	115,181
18,019	Imperial Holdings Ltd	250,656
174,470	MTN Group Ltd	2,327,952
39,290	Sasol Ltd	1,270,586
8,550	Spar Group Ltd (The)	122,463
24,572	Steinhoff International Holdings Ltd	147,176
52,102	Telkom South Africa Ltd	249,363
10,248	Tiger Brands Ltd	231,558
54,859	Truworths International Ltd	363,470
34,064	Vodacom Group Ltd	362,905

	Total South Africa	6,178,211

	South Korea — 2.4%
759	CJ Corp	184,407
4,678	Daelim Industrial Co Ltd	265,905
2,916	GS Holdings	114,784
7,121	Hanwha Corp	253,489
1,631	Hyosung Corp	176,374
2,140	Hyundai Department Store Co Ltd	272,244
10,918	Hyundai Engineering & Construction	306,419
4,383	Hyundai Heavy Industries Co Ltd *	339,216
18,088	Hyundai Mobis Co Ltd	3,156,253
38,061	Hyundai Motor Co	4,790,115
8,579	Hyundai Steel Co	383,236
3,582	Kangwon Land Inc	128,760
87,730	Kia Motors Corp	3,608,272
5,537	Korea Electric Power Corp	226,203
9,101	KT&G Corp	850,233
1,686	LG Chem Ltd	333,741
36,290	LG Display Co Ltd	715,098
10,059	LG Electronics Inc	378,237
7,637	LG International Corp	169,662
1,170	Lotte Chemical Corp	244,357
2,236	Lotte Shopping Co Ltd	505,381
9,726	POSCO	1,566,089
2,981	S-Oil Corp	152,701
3,649	Samsung Electro-Mechanics Co Ltd	187,145
17,422	Samsung Electronics Co Ltd	16,031,244
21,218	Samsung Heavy Industries Co Ltd	201,601
749	Shinsegae Co Ltd	158,528
5,545	SK Holdings Co Ltd	1,266,100
10,654	SK Innovation Co Ltd *	906,690

Shares	Description	Value ($)

	South Korea — continued
16,936	SK Networks Co Ltd	93,996
2,166	SK Telecom Co Ltd	446,135

	Total South Korea	38,412,615

	Spain — 0.5%
154,542	Iberdrola SA	1,045,028
77,183	Repsol YPF SA	1,100,474
444,062	Telefonica SA	6,257,930

	Total Spain	8,403,432

	Sweden — 0.1%
190,979	TeliaSonera AB	1,075,772

	Switzerland — 1.7%
5,655	ABB Ltd (Registered) *	109,210
261,862	Nestle SA (Registered)	19,290,566
59,864	Novartis AG (Registered)	5,841,877
4,355	Swatch Group AG (The)	1,664,694

	Total Switzerland	26,906,347

	Taiwan — 1.0%
197,000	Advanced Semiconductor Engineering Inc	198,877
141,000	Asustek Computer Inc	1,284,719
384,000	AU Optronics Corp	122,075
172,000	Chunghwa Telecom Co Ltd	520,917
724,000	Compal Electronics Inc	423,049
61,000	Far EasTone Telecommunications Co Ltd	133,945
119,180	Foxconn Technology Co Ltd	335,289
2,455,000	Hon Hai Precision Industry Co Ltd *	6,988,811
132,000	HTC Corp	187,639
513,000	Innolux Display Corp	181,625
286,000	Inventec Co Ltd	131,053
247,230	Lite-On Technology Corp	226,556
15,000	MediaTek Inc	115,738
51,000	Novatek Microelectronics Corp Ltd	171,143
193,000	Pegatron Corp	500,841
159,000	Pou Chen Corp	257,475
373,000	Quanta Computer Inc	686,523
60,000	Radiant Opto-Electronics Corp	174,986
46,000	Realtek Semiconductor Corp *	82,737
110,000	Siliconware Precision Industries Co	132,605
178,000	Taiwan Cement Corp	190,668
83,600	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1,661,968
177,297	Taiwan Semiconductor Manufacturing Co Ltd	689,829
112,320	Uni-President Enterprises Corp	200,301
852,000	United Microelectronics Corp	278,017
467,959	Wistron Corp	231,827
122,000	WPG Holdings Co Ltd	115,379

	Total Taiwan	16,224,592

4	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Thailand — 0.1%
46,200	PTT Exploration & Production Pcl (Foreign Registered)	103,627
82,299	PTT Pcl (Foreign Registered)	620,140

	Total Thailand	723,767

	Turkey — 0.2%
29,045	Arcelik AS	136,197
96,354	Enka Insaat ve Sanayi AS	164,451
164,578	Eregli Demir ve Celik Fabrikalari TAS	223,709
77,349	KOC Holding AS	301,576
23,636	Tupras-Turkiye Petrol Rafineriler AS *	610,422
141,440	Turk Hava Yollari Anonim Ortakligi *	391,431
57,541	Turk Telekomunikasyon AS	121,087
123,657	Turkcell Iletisim Hizmetleri AS	484,293

	Total Turkey	2,433,166

	United Kingdom — 7.8%
652,360	AstraZeneca Plc	40,700,167
67,832	Balfour Beatty Plc	282,198
1,276,950	BP Plc	7,077,833
361,169	British American Tobacco Plc	19,124,783
31,678	Burberry Group Plc	680,783
503,134	Centrica Plc	1,862,972
393,563	Compass Group Plc	6,207,509
58,221	Debenhams Plc	67,124
169,297	GlaxoSmithKline Plc	3,456,640
100,899	Home Retail Group Plc	234,586
17,116	Inchcape Plc	190,504
26,951	Johnson Matthey Plc	1,110,885
51,670	Kingfisher Plc	280,803
35,659	Marks & Spencer Group Plc	283,130
18,504	Pearson Plc	320,796
158,931	Reckitt Benckiser Group Plc	13,924,648
253,426	Royal Dutch Shell Plc A Shares (London)	6,602,325
87,829	Royal Dutch Shell Plc B Shares (London)	2,293,135
92,941	Sage Group Plc (The)	729,866
724,051	Tesco Plc	2,101,506
304,187	Unilever Plc	12,199,391
1,270,182	Vodafone Group Plc	4,373,797
226,259	William Morrison Supermarket Plc	580,798

	Total United Kingdom	124,686,179

	United States — 60.1%
163,218	3M Co.	23,199,807
310,800	Abbott Laboratories	14,076,132
149,447	Accenture Plc – Class A	14,088,369
18,700	ACE Ltd	1,910,392
3,200	Affiliated Managers Group, Inc. *	596,608
24,800	Aflac, Inc.	1,453,280
23,400	Allstate Corp. (The)	1,363,752

Shares	Description	Value ($)

	United States — continued
49,700	American Express Co.	3,812,984
75,900	American International Group, Inc.	4,579,806
24,100	American Tower Corp.	2,221,779
10,400	Ameriprise Financial, Inc.	1,171,768
48,200	Amphenol Corp. – Class A	2,523,752
72,859	Analog Devices, Inc.	4,069,904
15,300	Anthem, Inc.	2,158,065
15,900	Aon Plc	1,485,696
8,800	Apartment Investment & Management Co. (REIT) – Class A	317,064
353,000	Apple, Inc.	39,804,280
3,800	Assurant, Inc.	282,530
7,500	AvalonBay Communities, Inc. (REIT)	1,237,950
597,800	Bank of America Corp.	9,768,052
63,800	Bank of New York Mellon Corp. (The)	2,539,240
41,600	BB&T Corp.	1,535,872
47,279	Becton, Dickinson and Co.	6,667,285
56,641	Bed Bath & Beyond, Inc. *	3,517,973
103,700	Berkshire Hathaway, Inc. – Class B *	13,899,948
12,538	Biogen, Inc. *	3,727,547
7,200	BlackRock, Inc.	2,177,784
8,600	Boston Properties, Inc. (REIT)	975,068
31,100	Capital One Financial Corp.	2,418,025
4,675	Care Capital Properties, Inc. (REIT) *	148,618
15,800	CBRE Group, Inc. *	505,916
65,800	Charles Schwab Corp. (The)	1,999,004
44,700	Chevron Corp.	3,620,253
13,000	Chubb Corp. (The)	1,570,530
31,300	Church & Dwight Co., Inc.	2,700,564
8,400	Cincinnati Financial Corp.	439,572
1,296,024	Cisco Systems, Inc.	33,541,101
172,600	Citigroup, Inc.	9,230,648
45,800	Citrix Systems, Inc. *	3,119,438
18,100	CME Group, Inc.	1,709,364
874,842	Coca-Cola Co. (The)	34,398,787
116,630	Cognizant Technology Solutions Corp. – Class A *	7,340,692
186,710	Colgate-Palmolive Co	11,727,255
10,000	Comerica, Inc.	440,000
56,300	Costco Wholesale Corp.	7,884,815
4,000	CR Bard, Inc.	775,160
19,300	Crown Castle International Corp.	1,609,427
55,800	CVS Health Corp.	5,713,920
150,926	Danaher Corp.	13,133,581
25,200	Discover Financial Services	1,353,996
29,900	Dover Corp.	1,852,305
16,500	E*TRADE Financial Corp. *	433,785
366,400	EMC Corp.	9,112,368
167,548	Emerson Electric Co.	7,995,391
3,400	Equinix, Inc. (REIT)	917,218
20,700	Equity Residential (REIT)	1,474,875

See accompanying notes to the financial statements.	5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued
3,700	Essex Property Trust, Inc. (REIT)	794,094
14,471	Estee Lauder Cos, Inc. (The) – Class A	1,154,352
435,490	Express Scripts Holding Co. *	36,406,964
4,800	F5 Networks, Inc. *	582,768
46,100	Fifth Third Bancorp	918,312
22,300	Franklin Resources, Inc.	904,934
35,800	General Growth Properties, Inc. (REIT)	908,604
32,400	Genuine Parts Co.	2,705,076
28,300	Genworth Financial, Inc. – Class A *	146,594
22,800	Goldman Sachs Group, Inc. (The)	4,300,080
74,710	Google, Inc. – Class A *	48,398,632
20,202	Google, Inc. – Class C *	12,489,886
23,900	Hartford Financial Services Group, Inc. (The)	1,098,205
26,300	HCP, Inc. (REIT)	974,678
20,000	Health Care REIT, Inc.	1,267,000
3,400	Henry Schein, Inc. *	465,154
38,700	Honeywell International, Inc.	3,841,749
43,000	Host Hotels & Resorts, Inc. (REIT)	762,390
27,400	Hudson City Bancorp, Inc.	254,820
40,691	Humana, Inc.	7,437,908
46,000	Huntington Bancshares, Inc.	501,860
96,767	Illinois Tool Works, Inc.	8,179,715
6,400	Intercontinental Exchange Inc.	1,461,824
92,315	International Business Machines Corp.	13,652,465
45,631	Intuit, Inc.	3,912,858
5,800	Intuitive Surgical, Inc. *	2,963,510
24,600	Invesco Ltd.	839,106
10,600	Iron Mountain, Inc.	300,404
459,700	Johnson & Johnson	43,202,606
211,100	JPMorgan Chase & Co.	13,531,510
48,100	KeyCorp.	660,894
23,500	Kimco Realty Corp. (REIT)	541,675
5,600	Legg Mason, Inc.	248,248
18,000	Leucadia National Corp.	386,280
14,400	Lincoln National Corp.	731,376
15,400	Linear Technology Corp.	620,312
16,800	Loews Corp.	612,360
7,600	M&T Bank Corp.	898,624
8,000	Macerich Co. (The) (REIT)	609,440
30,600	Marsh & McLennan Cos., Inc.	1,644,138
62,857	MasterCard, Inc. – Class A	5,806,101
89,524	McDonald’s Corp.	8,506,570
15,600	McGraw Hill Financial, Inc.	1,513,044
325,467	Medtronic Plc	23,528,009
63,500	MetLife, Inc.	3,181,350
887,600	Microsoft Corp	38,628,352
93,510	Monsanto Co.	9,131,251
10,000	Moody’s Corp.	1,023,100
87,600	Morgan Stanley	3,017,820
6,700	NASDAQ OMX Group, Inc. (The)	342,973

Shares	Description	Value ($)

	United States — continued
22,100	Navient Corp.	282,659
101,697	Nike, Inc. – Class B	11,364,640
12,400	Northern Trust Corp.	866,016
1,039,982	Oracle Corp.	38,572,932
63,600	Paychex, Inc.	2,840,376
185,138	PayPal Holdings, Inc. *	6,479,830
17,600	People’s United Financial, Inc.	272,800
78,066	PepsiCo, Inc.	7,254,673
129,200	Pfizer, Inc.	4,162,824
393,400	Philip Morris International, Inc.	31,393,320
9,900	Plum Creek Timber Co., Inc. (REIT)	381,051
29,400	PNC Financial Services Group, Inc. (The)	2,678,928
29,985	Precision Castparts Corp.	6,904,046
15,600	Principal Financial Group, Inc.	785,460
578,823	Procter & Gamble Co. (The)	40,905,421
30,300	Progressive Corp. (The)	907,788
29,900	Prologis, Inc. (REIT)	1,136,200
25,800	Prudential Financial, Inc.	2,082,060
8,200	Public Storage (REIT)	1,650,414
455,809	Qualcomm, Inc.	25,789,673
4,200	Ralph Lauren Corp.	466,998
13,200	Realty Income Corp. (REIT)	589,908
76,400	Regions Financial Corp.	732,676
41,141	Reynolds American, Inc.	3,445,559
30,465	Rockwell Automation, Inc.	3,406,901
7,500	Ross Stores, Inc.	364,650
17,700	Simon Property Group, Inc. (REIT)	3,173,964
5,600	SL Green Realty Corp. (REIT)	579,656
23,500	State Street Corp.	1,690,120
85,226	Stryker Corp.	8,407,545
61,674	St Jude Medical, Inc.	4,367,136
29,500	SunTrust Banks, Inc.	1,190,915
14,800	T. Rowe Price Group, Inc.	1,063,824
114,800	Teradata Corp. *	3,355,604
50,816	TJX Cos., Inc. (The)	3,573,381
7,200	Torchmark Corp.	420,912
18,200	Travelers Cos., Inc. (The)	1,811,810
21,800	TripAdvisor, Inc. *	1,523,820
237,508	UnitedHealth Group, Inc.	27,479,676
14,400	United Technologies Corp.	1,319,184
14,200	Unum Group	476,268
100,800	US Bancorp	4,268,880
18,900	Ventas, Inc. (REIT)	1,039,878
78,012	VF Corp.	5,650,409
9,900	Vornado Realty Trust (REIT)	863,181
283,715	Wal-Mart Stores, Inc.	18,364,872
266,632	Wells Fargo & Co.	14,219,485
29,500	Weyerhaeuser Co. (REIT)	824,230
14,000	WW Grainger, Inc.	3,128,160
58,700	Xilinx, Inc.	2,458,943

6	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued
17,600	XL Group Plc	656,304
36,328	Zimmer Biomet Holdings, Inc.	3,762,128
11,600	Zions Bancorporation	336,400

	Total United States	960,043,758

	TOTAL COMMON STOCKS (COST $1,460,211,442)	1,393,719,126

	PREFERRED STOCKS — 0.9%

	Brazil — 0.1%
31,700	Bradespar SA	81,902
11,100	Cia Brasileira de Distribuicao	194,353
10,600	Cia Energetica de Sao Paulo – Class B	47,145
245,300	Companhia Energetica de Minas Gerais	508,639
151,200	Gerdau SA	218,880
76,600	Telefonica Brasil SA	853,094

	Total Brazil	1,904,013

	Germany — 0.1%
17,177	Porsche Automobil Holding SE	1,192,834
2,353	Volkswagen AG	445,830

	Total Germany	1,638,664

	Russia — 0.3%
6,411,152	Surgutneftegaz OJSC *	3,881,952
405	Transneft *	958,476

	Total Russia	4,840,428

	South Korea — 0.4%
3,755	Hyundai Motor Co	317,051
8,095	Samsung Electronics Co Ltd	5,949,581

	Total South Korea	6,266,632

	TOTAL PREFERRED STOCKS (COST $19,479,702)	14,649,737

	MUTUAL FUNDS — 0.6%

	United States — 0.6%
	Affiliated Issuers
400,252	GMO U.S. Treasury Fund	10,006,304

	TOTAL MUTUAL FUNDS (COST $10,006,304)	10,006,304

Par Value		Description	Value ($)

		SHORT-TERM INVESTMENTS — 4.9%

		Time Deposits — 0.1%
EUR	835	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.22)%, due 09/01/15	937
HKD	144,503	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/15	18,645
JPY	1,687,681	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/15	13,921
NOK	133,108	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.13%, due 09/01/15	16,091
USD	1,980,362	Standard Chartered Bank Ltd (Hong Kong) Time Deposit, 0.06%, due 09/01/15	1,980,362

		Total Time Deposits	2,029,956

		U.S. Government — 4.8%
	76,654,000	U.S. Treasury Bill, 0.13%, due 01/07/16 (a) (b)	76,618,049

		TOTAL SHORT-TERM INVESTMENTS (COST $78,656,100)	78,648,005

		TOTAL INVESTMENTS — 93.7% (Cost $1,568,353,548)	1,497,023,172
		Other Assets and Liabilities (net) — 6.3%	100,710,951

		TOTAL NET ASSETS — 100.0%	$1,597,734,123

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
1,543	Russell 2000 Mini	September 2015	$178,602,250	$15,881,658
875	S&P 400 E-Mini Index	September 2015	123,768,750	9,855,837
10,340	S&P 500 E-Mini Index	September 2015	1,018,076,400	52,556,879

			$1,320,447,400	$78,294,374

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	7

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate shown represents yield-to-maturity.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

8	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	47.9%
Short-Term Investments	27.4
Debt Obligations	21.6
Futures Contracts	4.7
Options Purchased	1.7
Preferred Stocks	1.4
Forward Currency Contracts	0.3
Rights/Warrants	0.1
Loan Participations	0.1
Investment Funds	0.1
Loan Assignments	0.0 ^
Reverse Repurchase Agreements	(0.1)
Swap Contracts	(0.2)
Written/Credit Linked Options	(0.8)
Securities Sold Short	(2.2)
Other	(2.0)

100.0%

Country Summary**	Debt Obligations as a % of Total Net Assets
United States	6.6%
Other Emerging***	5.5
Other Developed****	2.5
Mexico	1.0
Euro Region*****	(1.5)
Japan	(1.5)
United Kingdom	(1.5)

11.1%

Country Summary**	Equity Investments as a % of Total Net Assets
United States	13.6%
United Kingdom	5.6
China	5.3
Korea	3.7
Other Developed****	3.0
Japan	2.8
Other Emerging***	2.7
Canada	2.4
France	2.3
Russia	2.3
Germany	2.0
Taiwan	1.6
Euro Region*****	1.5

48.8%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

***	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Total Net Assets.

****	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Total Net Assets.

*****	“Euro Region” is comprised of derivative financial instruments attributed to the eurozone and not a particular country.

^	Rounds to 0.0%.

9

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	United States — 100.0%
	Affiliated Issuers — 100.0%
45,648,324	GMO Alpha Only Fund, Class IV	1,005,176,089
35,218,195	GMO Debt Opportunities Fund, Class VI	874,819,971
102,253,184	GMO Emerging Country Debt Fund, Class IV	930,503,977
1,272,321,150	GMO Implementation Fund	15,891,291,157
31,987,152	GMO Special Opportunities Fund, Class VI	625,668,691
30,634,572	GMO Systematic Global Macro Opportunity Fund, Class III	1,017,680,472

	TOTAL MUTUAL FUNDS (COST $20,600,781,262)	20,345,140,357

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
11,392,705	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	11,392,705

	TOTAL SHORT-TERM INVESTMENTS (COST $11,392,705)	11,392,705

	TOTAL INVESTMENTS — 100.1% (Cost $20,612,173,967)	20,356,533,062
	Other Assets and Liabilities (net) — (0.1%)	(10,520,007)

	TOTAL NET ASSETS — 100.0%	$20,346,013,055

(a)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

10	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	48.1%
Short-Term Investments	31.9
Debt Obligations	17.1
Futures Contracts	4.0
Preferred Stocks	1.6
Investment Funds	1.0
Loan Participations	0.1
Rights/Warrants	0.1
Forward Currency Contracts	0.0 ^
Loan Assignments	0.0 ^
Options Purchased	0.0 ^
Reverse Repurchase Agreements	(0.1)
Swap Contracts	(0.1)
Written/Credit Linked Options	(0.1)
Other	(3.6)

100.0%

Country Summary**	Debt Obligations as a % of Total Net Assets
United States	8.7%
Other Emerging***	5.8

14.5%

Country Summary**	Equity Investments as a % of Total Net Assets
United States	16.6%
United Kingdom	5.2
Other Developed****	5.0
Japan	4.4
France	3.0
Germany	2.8
Taiwan	2.4
Korea	2.3
Euro Region*****	2.3
China	2.2
Other Emerging***	1.9
India	1.8
Russia	1.8
Brazil	1.6
Turkey	1.4
Canada	1.1

55.8%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

***	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Total Net Assets.

****	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Total Net Assets.

*****	“Euro Region” is comprised of derivative financial instruments attributed to the eurozone and not a particular country.

^	Rounds to 0.0%.

11

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 91.7%

	Affiliated Issuers — 91.7%
8,045,544	GMO Debt Opportunities Fund, Class VI	199,851,301
29,747,485	GMO Emerging Country Debt Fund, Class IV	270,702,111
90,993,896	GMO Emerging Markets Fund, Class VI	756,159,274
42,664,021	GMO International Equity Fund, Class IV	927,515,806
18,769,170	GMO Risk Premium Fund, Class VI	174,928,667
9,476,032	GMO Special Opportunities Fund, Class VI	185,351,188
6,353,230	GMO Systematic Global Macro Opportunity Fund, Class III	211,054,302
42,882,230	GMO U.S. Equity Allocation Fund, Class VI	633,799,355
35,969,866	GMO U.S. Treasury Fund	899,246,660

	TOTAL MUTUAL FUNDS (COST $4,810,655,361)	4,258,608,664

	DEBT OBLIGATIONS — 8.3%

	U.S. Government — 8.3%
34,020,223	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (a)	32,636,825
125,563,821	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	120,959,773
49,101,579	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (a)	49,146,311
59,410,953	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	66,092,368
3,648,707	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	4,122,802
7,449,586	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	8,629,489
5,027,459	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (a)	5,921,271
54,348,216	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	65,622,644
23,660,249	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	32,827,673

	Total U.S. Government	385,959,156

	TOTAL DEBT OBLIGATIONS (COST $388,040,211)	385,959,156

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
232,930	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2015	232,930

	TOTAL SHORT-TERM INVESTMENTS (COST $232,930)	232,930

	TOTAL INVESTMENTS — 100.0% (Cost $5,198,928,502)	4,644,800,750
	Other Assets and Liabilities (net) — 0.00%	1,027,815

	TOTAL NET ASSETS — 100.0%	$4,645,828,565

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

12	See accompanying notes to the financial statements.

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	51.7%
Short-Term Investments	23.0
Debt Obligations	20.1
Options Purchased	2.8
Futures Contracts	2.7
Preferred Stocks	1.4
Investment Funds	0.8
Forward Currency Contracts	0.5
Loan Participations	0.1
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Reverse Repurchase Agreements	(0.1)
Swap Contracts	(0.8)
Written/Credit Linked Options	(1.4)
Other	(0.8)

100.0%

Country Summary**	Debt Obligations as a % of Total Net Assets
United States	7.8%
Other Emerging***	5.1
Australia	1.4
Denmark	1.1
Switzerland	(0.7)
Japan	(0.9)
Euro Region****	(2.9)
United Kingdom	(2.9)

8.0%

Country Summary**	Equity Investments as a % of Total Net Assets
United States	14.6%
United Kingdom	6.5
Japan	5.7
Other Developed*****	4.9
France	4.0
Germany	3.1
Euro Region****	2.2
Taiwan	2.0
Korea	1.9
China	1.8
Other Emerging***	1.5
Russia	1.5
Canada	1.4
India	1.4
Brazil	1.2
Spain	1.2
Turkey	1.1

56.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”), except for GMO Alpha Only Fund. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

***	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Total Net Assets.

****	“Euro Region” is comprised of derivative financial instruments attributed to the eurozone and not a specific country.

*****	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Total Net Assets.

^	Rounds to 0.0%.

13

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
8,418,379	GMO Alpha Only Fund, Class IV	185,372,714
33,487,301	GMO Asset Allocation Bond Fund, Class VI	753,129,397
6,745,527	GMO Debt Opportunities Fund, Class VI	167,558,895
18,781,520	GMO Emerging Country Debt Fund, Class IV	170,911,836
57,464,082	GMO Emerging Markets Fund, Class VI	477,526,518
43,794,780	GMO International Equity Fund, Class IV	952,098,517
14,579,082	GMO Risk Premium Fund, Class VI	135,877,044
3,370,004	GMO Systematic Global Macro Opportunity Fund, Class III	111,951,521
37,422,705	GMO U.S. Equity Allocation Fund, Class VI	553,107,584
10,429,732	GMO U.S. Treasury Fund	260,743,309

	TOTAL MUTUAL FUNDS (COST $4,160,675,909)	3,768,277,335

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
50,021	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .28%, 0.48%, due 02/25/36¿	28,492
499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.13%, due 11/23/52	500
197,938	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.50%, due 05/28/39	112,315
213,079	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.20%, due 02/28/40	168,633
20,989	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .66%, 0.53%, due 01/25/35¿	19,041
87,948	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.64%, due 10/25/30	77,813
17,279	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.50%, due 04/25/34¿	13,996
75,387	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.42%, due 10/25/34¿	70,992
2,466	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.64%, due 06/25/34¿	2,332

Par Value ($) / Shares	Description	Value ($)
	Asset-Backed Securities — continued
87,535	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.45%, due 02/25/30	83,481
34,263	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.45%, due 02/26/34	30,494
38,253	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .80%, 1.00%, due 08/25/34¿	36,865

	Total Asset-Backed Securities	644,954

	TOTAL DEBT OBLIGATIONS (COST $670,163)	644,954

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
499,310	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	499,310

	TOTAL SHORT-TERM INVESTMENTS (COST $499,310)	499,310

	TOTAL INVESTMENTS — 100.0% (Cost $4,161,845,382)	3,769,421,599
	Other Assets and Liabilities (net) — (0.0%)	(257,264)

	TOTAL NET ASSETS — 100.0%	$3,769,164,335

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

14	See accompanying notes to the financial statements.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stock	95.7%
Short-Term Investments	1.7
Preferred Stocks	1.3
Investment Funds	0.5
Rights/Warrants	0.0 ^
Swap Contracts	0.0 ^
Other	0.8

100.0%

Country/Region Summary**	% of Investments
United States	37.0%
United Kingdom	12.2
Japan	11.8
France	8.2
Other Developed***	6.7
Germany	5.7
Canada	3.2
Spain	2.4
Italy	2.1
Other Emerging****	1.8
Switzerland	1.5
Taiwan	1.5
Korea	1.4
China	1.3
India	1.1
Russia	1.1
Brazil	1.0

100.0%

*	The table above shows indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

^	Rounds to 0.0%.

15

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Mutual Funds — 100.0%

	Affiliated Issuers — 100.0%
18,476,819	GMO Emerging Markets Fund, Class VI	153,542,368
38,723,769	GMO International Equity Fund, Class IV	841,854,742
39,934,458	GMO U.S. Equity Allocation Fund, Class VI	590,231,287

	TOTAL MUTUAL FUNDS (COST $1,720,312,351)	1,585,628,397

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
544,330	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2015	544,330

	TOTAL SHORT-TERM INVESTMENTS (COST $544,330)	544,330

	TOTAL INVESTMENTS — 100.0% (Cost $1,720,856,681)	1,586,172,727
	Other Assets and Liabilities (net) — (0.0%)	(61,840)

	TOTAL NET ASSETS — 100.0%	$1,586,110,887

16	See accompanying notes to the financial statements.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.8%
Preferred Stocks	2.3
Short-Term Investments	2.1
Investment Funds	1.2
Rights/Warrants	0.0	^
Swap Contracts	0.0	^
Other	0.6

	100.0%

Country/Region Summary**	% of Investments
United States	32.8%
United Kingdom	10.5
Japan	10.2
France	7.0
Other Developed***	5.6
Germany	4.9
Taiwan	3.3
Korea	3.1
China	3.0
Canada	2.8
India	2.5
Russia	2.5
Other Emerging****	2.4
Brazil	2.2
Spain	2.1
Turkey	2.0
Italy	1.8
Switzerland	1.3

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

^	Rounds to 0.0%.

17

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
83,891,729	GMO Emerging Markets Fund, Class VI	697,140,267
66,329,687	GMO International Equity Fund, Class IV	1,442,007,389
70,756,051	GMO U.S. Equity Allocation Fund, Class VI	1,045,774,428

	TOTAL MUTUAL FUNDS (COST $3,742,666,724)	3,184,922,084

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
1,055,528	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2015	1,055,528

	TOTAL SHORT-TERM INVESTMENTS (COST $1,055,528)	1,055,528

	TOTAL INVESTMENTS — 100.0% (Cost $3,743,722,252)	3,185,977,612
	Other Assets and Liabilities (net) — (0.0%)	(90,337)

	TOTAL NET ASSETS — 100.0%	$3,185,887,275

18	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	53.4%
Short-Term Investments	23.6
Debt Obligations	16.5
Options Purchased	2.1
Preferred Stocks	1.7
Forward Currency Contracts	0.3
Swap Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	0.0 ^
Written Options	(1.0)
Other	3.4

100.0%

Country Summary**	Debt Obligations as a % of Total Net Assets
United States	8.5%
Other Developed****	1.2
Other Emerging***	0.4
Euro Region*****	(1.7)
United Kingdom	(2.0)

6.4%

Country Summary**	Equity Investments as a % of Total Net Assets
United States	17.3%
China	6.6
United Kingdom	5.8
Korea	4.5
Japan	3.4
Other Emerging***	3.4
Canada	3.2
Other Developed****	3.1
France	2.8
Russia	2.8
Euro Region*****	2.0
Taiwan	2.0
Germany	1.6

58.5%

Industry Group Summary	% of Equity Investments******
Energy	14.1%
Software & Services	11.6
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Technology Hardware & Equipment	9.1
Telecommunication Services	8.0
Retailing	6.7
Automobiles & Components	6.6
Capital Goods	5.2
Food, Beverage & Tobacco	4.6
Utilities	3.4
Materials	3.2
Health Care Equipment & Services	3.1
Semiconductors & Semiconductor Equipment	2.3
Media	2.2
Insurance	2.1
Banks	1.5
Food & Staples Retailing	1.5
Consumer Durables & Apparel	1.2
Transportation	1.0
Diversified Financials	0.9
Household & Personal Products	0.8
Consumer Services	0.4
Commercial & Professional Services	0.0 ^
Real Estate	(0.2)

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The tables above shows country exposure in the Fund. The tables exclude short-term investments. The tables exclude exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any. For example, U.S. asset-backed securities, if any, may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

***	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Total Net Assets.

****	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Total Net Assets.

*****	“Euro Region” is comprised of derivative financial instruments attributed to the eurozone and not a specific country.

******	Investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, debt obligations and ETFs, if any. For a summary of derivative contract exposure and ETFs, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

19

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 56.0%

	Australia — 0.1%
7,961	Abacus Property Group (REIT)	17,387
14,337	ASX Ltd	402,126
5,202	BT Investment Management Ltd	35,538
31,879	BWP Trust (REIT)	71,607
21,417	Charter Hall Group (REIT)	67,541
14,047	Charter Hall Retail (REIT)	40,079
73,538	Cromwell Property Group (REIT)	53,570
89,287	Dexus Property Group (REIT)	467,282
27,501	Echo Entertainment Group Ltd	96,100
293,939	Fairfax Media Ltd	178,482
561,312	Federation Centres (REIT)	1,128,379
53,841	Genworth Mortgage Insurance Australia Ltd	102,553
152,780	Goodman Group (REIT)	660,302
206,607	GPT Group (The) (REIT)	660,290
29,673	Investa Office Fund (REIT)	81,130
53,482	IOOF Holdings Ltd	340,549
51,700	Lend Lease Group	511,564
17,292	Macquarie Group Ltd	933,334
418,588	Mirvac Group (REIT)	520,382
48,488	Nine Entertainment Co Holdings Ltd	57,157
4,507	Origin Energy Ltd	26,443
4,555	Premier Investments Ltd	40,149
22,771	Shopping Centres Australasia Property Group (REIT)	31,901
265,396	Stockland (REIT)	737,390
125,094	Suncorp-Metway Ltd	1,141,540
555,116	Telstra Corp Ltd	2,277,434
199,231	Westfield Corp	1,379,632
385,575	Woodside Petroleum Ltd	8,874,299

	Total Australia	20,934,140

	Austria — 0.1%
226,379	OMV AG	5,795,548
102,346	Voestalpine AG	3,731,389

	Total Austria	9,526,937

	Belgium — 0.2%
33,762	Ageas	1,378,285
368,494	Delhaize Group	32,971,574
279	Gimv NV	13,229
494	Mobistar SA *	10,273
156,127	Proximus	5,600,308

	Total Belgium	39,973,669

	Brazil — 0.2%
18,200	Aes Tiete SA	73,620
420,500	Banco do Brasil SA	2,067,339

Shares	Description	Value ($)

	Brazil — continued
1,488,600	Centrais Eletricas Brasileiras SA *	2,044,098
253,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,096,356
156,600	Cia de Saneamento de Minas Gerais-COPASA	410,213
1,091,400	Companhia de Saneamento Basico do Estado de Sao Paulo	4,733,769
979,900	Companhia Siderurgica Nacional SA	945,680
6,800	Companhia Siderurgica Nacional SA Sponsored ADR	6,331
283,005	CPFL Energia SA	1,225,147
2,828	CPFL Energia SA ADR	24,632
751,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,740,846
378,367	Duratex SA	572,770
1,179,600	EDP-Energias do Brasil SA	3,646,152
286,300	Light SA	922,848
781,700	MRV Engenharia e Participacoes SA	1,373,011
113,100	Natura Cosmeticos SA	738,792
372,200	Tim Participacoes SA	903,136
342,800	Tractebel Energia SA	3,170,284
550,900	Transmissora Alianca de Energia Eletrica SA	2,810,210

	Total Brazil	28,505,234

	Canada — 3.2%
7,700	Artis Real Estate Investment Trust	71,756
103,600	Bank of Montreal	5,591,061
900	Canadian Apartment Properties (REIT)	19,155
63,600	Canadian Imperial Bank of Commerce	4,674,281
2,500	Canadian Natural Resources Ltd	56,343
246,800	Canadian Oil Sands Ltd	1,444,481
6,300	Canadian Tire Corp Ltd – Class A	594,755
143,900	Cenovus Energy Inc	2,085,872
25,400	CI Financial Corp	607,198
1,700	Cogeco Cable Inc	85,814
8,700	Corus Entertainment Inc – B Shares	94,499
11,700	Genworth MI Canada Inc	271,067
25,100	Great-West Lifeco Inc	641,618
110,400	Husky Energy Inc	1,966,154
2,300	Imperial Oil Ltd	81,206
6,900	Industrial Alliance Insurance & Financial Services Inc	220,385
10,200	Intact Financial Corp	705,921
2,200	Laurentian Bank of Canada	80,970
3,100	Linamar Corp	162,847
241,300	Manulife Financial Corp	3,921,400
54,300	National Bank of Canada	1,787,162
36,700	Power Corp of Canada	803,405

20	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
23,000	Power Financial Corp	565,385
196,400	Royal Bank of Canada	10,948,598
67,200	Sun Life Financial Inc	2,136,139
504,500	Suncor Energy Inc	14,288,287
167,000	Toronto-Dominion Bank (The)	6,661,721
1,981,692	Valeant Pharmaceuticals International Inc *	456,978,175

	Total Canada	517,545,655

	Chile — 0.0%
17,020,017	Enersis SA	4,742,412
67,800	Enersis SA Sponsored ADR	941,064
187,197	ENTEL Chile SA	1,749,382

	Total Chile	7,432,858

	China — 6.6%
792,000	Air China Ltd – Class H	574,824
8,999,592	Alibaba Group Holding Ltd Sponsored ADR *	595,053,023
1,909,500	Anhui Conch Cement Co Ltd – Class H	5,750,492
120,000	Anhui Expressway Co Ltd – Class H	91,786
648,000	ANTA Sports Products Ltd.	1,617,419
120,000	AVIC International Holdings Ltd – Class H	67,021
2,923,000	BBMG Corp – Class H	1,876,993
378,000	Beijing Capital International Airport Co Ltd – Class H	407,676
14,713,000	Belle International Holdings Ltd	13,403,644
33,000	Boer Power Holdings Ltd.	56,188
1,251,000	BYD Electronic International Co Ltd *	723,970
168,000	China BlueChemical Ltd – Class H	48,341
4,245,000	China Coal Energy Co Ltd – Class H	1,990,134
13,876,000	China Communications Construction Co Ltd – Class H	16,465,399
10,600,000	China Communications Services Corp Ltd – Class H	3,921,177
294,000	China High Speed Transmission Equipment Group Co Ltd – Class H *	202,168
21,000	China Lilang Ltd.	18,061
650,000	China Machinery Engineering Corp – Class H	480,518
12,855,000	China Mobile Ltd	157,338,059
15,428,000	China National Building Material Co Ltd – Class H	8,956,539
1,364,000	China Oilfield Services Ltd – Class H	1,477,665
54,446,000	China Petroleum & Chemical Corp – Class H	36,508,400
2,377,000	China Power International Development Ltd	1,601,191

Shares	Description	Value ($)

	China — continued
7,574,500	China Railway Construction Corp Ltd – Class H	9,929,208
12,604,000	China Railway Group Ltd – Class H	11,250,050
810,000	China Resources Cement Holdings Ltd.	399,517
684,395	China Resources Enterprise Ltd	2,153,171
3,760,000	China Resources Power Holdings Co Ltd	9,276,595
4,824,000	China Shanshui Cement Group Ltd *	3,915,195
14,401,500	China Shenhua Energy Co Ltd – Class H	24,957,146
118,000	China Shineway Pharmaceutical Group Ltd.	141,700
41,280,000	China Telecom Corp Ltd – Class H	21,594,153
1,664,000	China Travel International Investment Hong Kong Ltd	583,390
2,317,000	China ZhengTong Auto Services Holdings Ltd.	914,294
38,798,000	CNOOC Ltd	48,631,963
4,328,000	COSCO Pacific Ltd	5,696,170
10,816,000	Datang International Power Generation Co Ltd – Class H	4,379,387
2,954,000	Digital China Holdings Ltd	2,591,650
9,040,000	Dongfeng Motor Group Co Ltd – Class H	9,126,028
2,342,500	Fosun International Ltd	3,911,451
225,000	Fufeng Group Ltd.	99,784
13,535,000	Geely Automobile Holdings Ltd	5,252,821
120,000	Glorious Property Holdings Ltd. *	13,185
27,962,000	GOME Electrical Appliances Holding Ltd	4,368,390
1,280,000	Great Wall Motor Co Ltd – Class H	3,408,526
774,000	Guangdong Investment Ltd	1,048,842
54,000	Haitian International Holdings Ltd.	98,629
45,500	Hopewell Highway Infrastructure Ltd.	21,773
10,065,000	Huabao International Holdings Ltd	3,363,912
708,000	Huadian Power International Corp Ltd – Class H	576,703
8,860,000	Huaneng Power International Inc – Class H	10,109,923
3,986,000	Jiangsu Expressway Co Ltd	4,714,289
1,689,500	Kingboard Chemical Holdings Ltd.	2,184,636
87,000	Kingboard Laminates Holdings Ltd.	34,617
2,246,000	Kunlun Energy Co Ltd	1,603,799
1,367,000	Lee & Man Paper Manufacturing Ltd.	787,597
82,000	Minth Group Ltd.	142,497
6,680,000	PetroChina Co Ltd – Class H	5,555,998
2,125,000	Poly Property Group Co Ltd	571,219
1,563,000	Shanghai Industrial Holdings Ltd	3,828,125

See accompanying notes to the financial statements.	21

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	China — continued
208,000	Shanghai Jin Jiang International Hotels Group Co Ltd – Class H	64,054
573,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	1,197,049
314,000	Shenzhen Expressway Co Ltd – Class H	204,608
2,673,500	Shenzhen International Holdings Ltd	3,710,296
464,000	Sichuan Expressway Co Ltd – Class H	148,380
1,672,000	Sinofert Holdings Ltd.	258,193
4,663,500	Sinopec Engineering Group Co Ltd – Class H	3,980,303
66,000	Sinotruk Hong Kong Ltd	29,092
8,544,000	Skyworth Digital Holdings Ltd	4,967,017
346,000	TCC International Holdings Ltd.	65,102
202,000	TCL Communication Technology Holdings Ltd.	136,296
204,000	Tianjin Development Holdings Ltd	132,441
180,000	Tianjin Port Development Holdings Ltd.	28,313
1,450,000	Tongda Group Holdings Ltd.	225,627
292,000	TravelSky Technology Ltd – Class H	350,637
130,000	Wasion Group Holdings Ltd.	125,562
2,464,000	Weichai Power Co Ltd – Class H	2,629,203
1,588,000	West China Cement Ltd	257,092
117,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	83,781
101,500	XTEP International Holdings Ltd.	43,744
4,560,000	Yanzhou Coal Mining Co Ltd – Class H	2,174,526
323,000	Yingde Gases Group Co. Ltd.	134,216
2,172,000	Yuexiu Property Co Ltd	343,155
26,000	Yuexiu Transport Infrastructure Ltd.	15,363
2,688,000	Zhejiang Expressway Co Ltd – Class H	2,925,136
12,500,000	Zijin Mining Group Co Ltd – Class H	3,268,400

	Total China	1,083,364,607

	Colombia — 0.0%
4,529,526	Ecopetrol SA	2,365,152

	Czech Republic — 0.1%
710,782	CEZ AS	16,238,764

	Denmark — 0.1%
5,616	AP Moeller – Maersk A/S	9,564,419
68,428	Carlsberg A/S	5,170,371
512,644	TDC A/S	3,241,099
7,420	Tryg A/S	145,661

	Total Denmark	18,121,550

Shares	Description	Value ($)

	Egypt — 0.0%
369,482	Al Ezz Steel Rebars SAE *	442,952
315,712	Telecom Egypt Co	277,060

	Total Egypt	720,012

	Finland — 0.0%
236,585	Fortum Oyj	3,829,633
8,942	Sponda Oyj	35,968
137,708	UPM – Kymmene Oyj	2,289,081

	Total Finland	6,154,682

	France — 2.8%
375,406	AXA SA	9,456,106
116,036	Bouygues SA	4,418,801
60,384	Casino Guichard-Perrachon SA	3,814,457
60,024	Christian Dior SE	11,111,522
129,052	Cie de Saint-Gobain	5,923,094
10,492	CNP Assurances	161,797
129,066	Compagnie Generale des Etablissements Michelin	12,462,628
1,672,846	Engie	29,876,993
178	Euler Hermes Group	18,341
2,361	LVMH Moet Hennessy Louis Vuitton SE	392,965
719	Metropole Television SA	13,904
2,431,633	Orange SA	38,456,906
1,110,120	Renault SA	91,925,053
228,513	Rexel SA	3,500,622
458,765	Sanofi	45,124,911
267,974	Schneider Electric SA	16,890,627
16,927	SCOR SE	595,794
74,683	Suez Environnement Co	1,343,308
3,081,604	Total SA	142,081,663
4,507	Vinci SA	289,906
1,550,932	Vivendi SA	38,281,370

	Total France	456,140,768

	Germany — 1.3%
84,840	Allianz SE (Registered)	13,517,799
29,041	Axel Springer SE	1,755,266
895,094	BASF SE	71,918,014
162,367	Bayerische Motoren Werke AG	14,923,277
43,089	Bilfinger SE	1,727,206
440,209	Daimler AG	35,284,750
131,964	Deutsche Lufthansa AG (Registered) *	1,601,245
1,532,138	Deutsche Telekom AG (Registered)	26,136,026
1,465,872	E.ON SE	16,565,593
9,809	Hannover Rueck SE	995,521
187,356	K+S AG (Registered)	6,992,804
58,161	Metro AG	1,691,052

22	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
6,297	ProSiebenSat.1 Media SE	305,838
284,358	RWE AG	4,257,664
148,058	Siemens AG (Registered)	14,675,952
25,125	Volkswagen AG	4,685,639

	Total Germany	217,033,646

	Greece — 0.0%
195,100	Hellenic Telecommunications Organization SA	1,785,625
283,222	OPAP SA	2,223,087

	Total Greece	4,008,712

	Hong Kong — 0.1%
14,400	Bank of East Asia Ltd (The)	49,745
835,000	BOC Hong Kong Holdings Ltd	2,821,615
66,000	Champion (REIT)	32,809
6,000	Chow Sang Sang Holdings International Ltd.	11,813
56,800	Dah Sing Banking Group Ltd	107,676
6,000	Dah Sing Financial Holdings Ltd	32,875
3,000	Great Eagle Holdings Ltd.	9,231
94,700	Hang Seng Bank Ltd.	1,685,611
117,000	Henderson Land Development Co Ltd	722,939
161,000	Hong Kong Electric Holdings Ltd	1,386,911
70,300	Hongkong Land Holdings Ltd.	487,073
40,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	16,026
44,000	Hysan Development Co Ltd	176,677
40,500	Kerry Properties Ltd.	121,493
170,000	Link (REIT)	902,544
38,000	Luk Fook Holdings International Ltd.	98,788
31,600	Man Wah Holdings Ltd.	33,529
428,000	MMG Ltd *	87,824
61,000	Pacific Textiles Holdings Ltd.	86,543
138,000	Sino Land Co Ltd	206,611
174,000	SJM Holdings Ltd	157,542
41,500	SmarTone Telecommunications Holdings Ltd.	74,258
213,000	Sun Hung Kai Properties Ltd	2,699,957
63,000	Swire Pacific Ltd – Class A	693,107
22,600	Swire Properties Ltd	69,441
19,000	Television Broadcasts Ltd	71,315
46,000	Texwinca Holdings Ltd.	43,771
253,000	Value Partners Group Ltd.	227,968
300,000	Wharf Holdings Ltd (The)	1,692,423
332,000	Xinyi Glass Holdings Ltd.	150,772
64,500	Yue Yuen Industrial Holdings	230,796

	Total Hong Kong	15,189,683

Shares	Description	Value ($)

	Hungary — 0.1%
1,581,677	Magyar Telekom Telecommunications Plc *	2,251,210
69,490	MOL Hungarian Oil and Gas Plc	3,450,186
156,723	OTP Bank Plc	3,021,530

	Total Hungary	8,722,926

	India — 0.3%
1,394,421	Bharat Heavy Electricals Ltd	4,753,321
1,528,216	Cairn India Ltd	3,442,513
950,502	Coal India Ltd	5,205,860
783,605	GAIL India Ltd	3,500,599
264,925	Hindustan Petroleum Corp Ltd *	3,344,719
1,071	Infosys Ltd	17,810
5,900	Infosys Ltd Sponsored ADR	101,185
1,215,495	Jindal Steel & Power Ltd	1,256,518
3,700,739	NTPC Ltd	6,788,517
1,482,777	Oil & Natural Gas Corp Ltd	5,337,720
91,955	Reliance Industries Ltd	1,185,885
634,713	Reliance Infrastructure Ltd	3,274,244
27,399	Tata Motors Ltd *	141,483
147,518	Tata Motors Ltd Sponsored ADR *	3,735,156
654	Tata Motors Ltd – Class A *	2,342
106,376	Tata Steel Ltd	360,087

	Total India	42,447,959

	Indonesia — 0.2%
31,377,400	Adaro Energy Tbk PT	1,327,023
22,782,700	Astra International Tbk PT	9,596,641
741,900	Indo Tambangraya Megah Tbk PT	495,482
13,670,200	Perusahaan Gas Negara Persero Tbk PT	2,708,914
86,103,500	Telekomunikasi Indonesia Persero Tbk PT	17,577,989
29,500	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,186,195
2,121,900	United Tractors Tbk PT	2,881,437

	Total Indonesia	35,773,681

	Israel — 0.0%
56,471	Bank Hapoalim BM	286,412
79,893	Bank Leumi Le-Israel *	291,094
18,500	Check Point Software Technologies Ltd *	1,443,185
1,000	Delek Automotive Systems Ltd	10,518
4,788	Harel Insurance Investments & Financial Services Ltd	21,850
55,473	Israel Discount Bank Ltd – Class A *	102,717
5,086	Mizrahi Tefahot Bank Ltd	59,142

	Total Israel	2,214,918

See accompanying notes to the financial statements.	23

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Italy — 0.6%
6,639,086	Enel SPA	29,854,312
3,120,632	ENI SPA	51,508,928
170,957	Fiat Chrysler Automobiles NV *	2,396,858
405,126	Mediaset SPA	1,936,611
28,941	Mediolanum SPA	228,159
9,844	Societa Cattolica di Assicurazioni SCRL	69,717
8,468,536	Telecom Italia SPA *	10,277,750
8,204,441	Telecom Italia SPA-Di RISP	8,222,200

	Total Italy	104,494,535

	Japan — 3.3%
23,000	77 Bank Ltd (The)	136,099
2,300	Adastria Co Ltd	123,339
176,900	Aeon Co Ltd	2,653,142
124,900	Aisin Seiki Co Ltd	4,491,098
15,300	Alpine Electronics Inc	214,268
5,300	AOKI Holdings Inc	63,872
4,900	Aoyama Trading Co Ltd	182,487
700	Asatsu-DK, Inc.	14,436
4,700	Autobacs Seven Co Ltd	86,326
3,000	Awa Bank Ltd (The)	17,082
34,000	Bank of Kyoto Ltd (The)	368,626
142,000	Bank of Yokohama Ltd (The)	867,091
115,800	Bridgestone Corp	3,872,075
31,000	Calsonic Kansei Corp	216,313
186,222	Canon Inc	5,673,636
6,800	Canon Marketing Japan Inc	99,612
2,700	Century Tokyo Leasing Corp	82,818
80,000	Chiba Bank Ltd (The)	582,448
162,100	Daihatsu Motor Co Ltd	1,977,586
6,600	Daiichi Sanyko Co Ltd	127,023
1,400	Daiichikosho Co Ltd	52,993
33,000	Daikyo Inc	51,519
9,000	Daishi Bank Ltd (The)	38,432
10,000	Daito Trust Construction Co Ltd	1,092,354
53,500	Daiwa House Industry Co Ltd	1,311,626
22,000	DCM Holdings Co Ltd	173,286
1,300	Descente Ltd	18,050
2,200	Exedy Corp	50,046
113,300	Fuji Heavy Industries Ltd	3,960,834
111,122	FujiFilm Holdings Corp	4,555,152
3,000	Fujitsu General Ltd	37,081
100,000	Fukuoka Financial Group Inc	495,419
700	Fuyo General Lease Co Ltd	27,293
35,000	Gunma Bank Ltd (The)	233,276
22,000	Hachijuni Bank Ltd (The)	151,595
61,400	Haseko Corp	718,112
28,000	Hiroshima Bank Ltd (The)	157,780

Shares	Description	Value ($)

	Japan — continued
11,000	Hitachi Capital Corp	264,124
5,000	Hokkoku Bank Ltd (The)	19,113
279,927	Honda Motor Co Ltd	8,804,845
5,000	Hyakugo Bank Ltd (The)	24,064
4,000	Hyakujushi Bank Ltd (The)	13,848
1,400	IBJ Leasing Co Ltd	28,842
10,700	Idemitsu Kosan Co Ltd	184,118
1,195,392	Inpex Corp	12,116,714
99,300	Isuzu Motors Ltd	1,124,886
94,037	IT Holdings Corp	2,199,193
2,753,100	Itochu Corp	33,018,631
1,400	Itochu Enex Co Ltd	12,083
14,600	Iyo Bank Ltd (The)	163,209
11,500	Jafco Co Ltd	500,178
58,000	Joyo Bank Ltd (The)	309,793
10,000	Juroku Bank Ltd (The)	40,766
111,980	K’s Holdings Corp	3,567,646
1,000	Kagoshima Bank Ltd (The)	6,348
593,300	KDDI Corp	14,722,068
9,800	Keihin Corp	135,380
5,000	Keiyo Bank Ltd (The)	26,231
1,600	Kiyo Bank Ltd (The)	24,471
8,400	Koito Manufacturing Co Ltd	287,044
209,980	Kyocera Corp	10,286,714
2,971,900	Marubeni Corp	16,282,947
167,304	Medipal Holdings Corp	2,885,980
69,100	Millea Holdings Inc	2,766,138
7,000	Minato Bank Ltd (The)	13,493
9,400	Mitsuba Corp	161,504
282,700	Mitsubishi Chemical Holdings Corp	1,603,104
1,669,369	Mitsubishi Corp	31,013,775
2,350,500	Mitsubishi UFJ Financial Group Inc	15,504,322
45,800	Mitsubishi UFJ Lease & Finance Co Ltd	220,545
1,508,874	Mitsui & Co Ltd	19,620,999
6,739,900	Mizuho Financial Group Inc	13,803,100
45,200	MS&AD Insurance Group Holdings Inc	1,421,051
1,100	Musashino Bank Ltd (The)	38,576
19,300	NHK Spring Co Ltd	186,109
4,900	Nifco Inc	190,730
1,000	Nippon Seiki Co Ltd	20,005
1,434,100	Nippon Telegraph & Telephone Corp	54,699,641
4,700	Nippon Television Holdings Inc	81,295
91,000	Nishi-Nippon City Bank Ltd (The)	252,123
16,136,064	Nissan Motor Co Ltd	145,118,374
800	Nissin Kogyo Co Ltd	11,001
22,700	NOK Corp	558,003
27,600	Nomura Real Estate Holdings Inc	517,743

24	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
1,302,129	NTT Docomo, Inc.	27,310,522
7,000	Ogaki Kyoritsu Bank Ltd (The)	24,779
4,000	Okasan Securities Group Inc	24,631
8,000	Onward Holdings Co Ltd	50,320
6,500	Open House Co Ltd	119,188
300,900	Orient Corp *	489,187
309,500	ORIX Corp	4,148,359
705,000	Osaka Gas Co Ltd	2,860,671
262,900	Otsuka Holdings Co Ltd	8,970,991
6,000	PanaHome Corp	39,922
800	Relo Holdings Inc	83,566
286,800	Resona Holdings Inc	1,445,558
900	Ricoh Leasing Co Ltd	25,111
5,400	Saizeriya Co Ltd	125,386
7,000	San-In Godo Bank Ltd (The)	62,277
1,700	Sangetsu Co Ltd	29,563
84,000	Sekisui Chemical Co Ltd	925,081
123,300	Sekisui House Ltd	1,837,877
30,700	Shimamura Co Ltd	2,831,575
42,000	Shizuoka Bank Ltd (The)	441,972
13,900	SKY Perfect JSAT Holdings Inc	63,074
2,321,500	Sojitz Corp	4,902,427
1,638,600	Sumitomo Corp	17,379,567
14,200	Sumitomo Forestry Co Ltd	158,834
256,400	Sumitomo Mitsui Financial Group Inc	10,465,340
575,000	Sumitomo Mitsui Trust Holdings Inc	2,373,537
800	Sumitomo Real Estate Sales Co Ltd	21,030
125,000	Sumitomo Rubber Industries Ltd	1,766,183
14,600	Suruga Bank Ltd	278,876
62,700	Suzuken Co Ltd	2,148,598
86,700	T&D Holdings Inc	1,163,909
3,300	T-Gaia Corp	53,990
41,000	Takashimaya Co Ltd	354,334
34,526	Takeda Pharmaceutical Co., Ltd.	1,693,660
2,000	Toei Co Ltd	14,880
3,000	Toho Bank Ltd (The)	12,122
7,100	Tokai Rika Co Ltd	150,384
24,100	Tokai Tokyo Financial Holdings Inc	160,302
500	Token Corp	34,502
3,300	Tokyo Broadcasting System Holdings Inc	45,105
29,000	Tokyo Gas Co Ltd	158,440
2,000	Topre Corp	38,730
17,500	Toyo Tire & Rubber Co Ltd	390,619
8,100	Toyoda Gosei Co Ltd	158,225
3,600	Toyota Boshoku Corp	59,831
106,600	Toyota Motor Corp	6,300,723
227,200	Toyota Tsusho Corp	5,227,488
1,600	TPR Co Ltd	38,537

Shares	Description	Value ($)

	Japan — continued
8,100	TS Tech Co Ltd	216,667
2,100	Unipres Corp	39,047
413,800	UNY Co Ltd	2,569,681
5,000	Wacoal Holdings Corp	64,191
2,100	Xebio Co Ltd	39,738
859,167	Yamada Denki Co Ltd	3,305,596
25,000	Yamaguchi Financial Group Inc	307,887
20,900	Yokohama Rubber Co Ltd (The)	409,554

	Total Japan	544,237,236

	Malaysia — 0.0%
1,748,500	Petronas Chemicals Group Bhd	2,527,330

	Mexico — 0.2%
30,963,300	America Movil SAB de CV – Class L	28,335,883
5,000	America Movil SAB de CV – Class L Sponsored ADR	91,500
44,400	Bolsa Mexicana de Valores SAB de CV	68,004
32,900	Controladora Comercial Mexicana SAB de CV	94,814
134,800	Gentera SAB de CV	213,724
56,900	Gruma SAB de CV – Class B	769,667
80,100	Grupo Aeroportuario del Pacifico SAB de CV – Class B	670,131
7,900	Grupo Financiero Interacciones SA de CV	45,345
11,000	Grupo Herdez SAB de CV	26,987
278,400	OHL Mexico SAB de CV *	372,750
43,300	Prologis Property Mexico SA de CV *	68,004

	Total Mexico	30,756,809

	Netherlands — 0.7%
59,873	Heineken Holding NV	4,174,839
276,991	InterXion Holding NV *	7,600,633
819,643	Koninklijke Ahold NV	16,165,525
679,679	NN Group NV	20,744,695
983,416	PostNL NV *	3,711,290
5,607,422	TNT Express NV	47,364,829
24,348	TomTom NV *	243,906
72,162	Unilever NV CVA	2,891,859
182,088	Wolters Kluwer NV	5,760,978

	Total Netherlands	108,658,554

	New Zealand — 0.0%
19,962	Sky Network Television Ltd	64,149

See accompanying notes to the financial statements.	25

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Norway — 0.3%
242,085	Orkla ASA	1,784,726
1,362,379	Statoil ASA	20,763,963
102,880	Storebrand ASA *	352,091
555,401	Telenor ASA	11,044,374
221,355	Yara International ASA	9,877,576

	Total Norway	43,822,730

	Philippines — 0.0%
786,000	Filinvest Land Inc	30,133
125,145	Philippine Long Distance Telephone Co	6,716,051
152,600	Vista Land & Lifescapes Inc	19,032

	Total Philippines	6,765,216

	Poland — 0.3%
138,075	Asseco Poland SA	1,911,955
363,994	KGHM Polska Miedz SA	7,545,963
1,623,602	Orange Polska SA	3,054,912
2,648,999	PGE SA	10,955,246
808,182	Polski Koncern Naftowy Orlen SA	15,803,732
2,071,844	Tauron Polska Energia SA	1,920,656

	Total Poland	41,192,464

	Portugal — 0.0%
1,144,006	EDP – Energias de Portugal SA	3,994,833

	Russia — 2.3%
4,011	Bashneft OAO – Class S *	111,378
27,096,450	Gazprom PAO Sponsored ADR	121,501,891
4,459,457	Inter RAO UES PJSC *	79,035
5,296,171	Lukoil PJSC Sponsored ADR	200,291,972
3,250,806	Rosneft OJSC GDR (Registered)	12,300,273
215,172,539	RusHydro JSC *	1,784,426
355,211	Severstal PAO *	4,011,821
208,966	Severstal PAO GDR (Registered)	2,217,794
2,166,053	Surgutneftegas OJSC – Class S *	1,151,168
1,638,753	Surgutneftegas Sponsored ADR	8,583,982
30,816	Tatneft PAO *	155,016
563,747	Tatneft PAO Sponsored ADR	15,911,627

	Total Russia	368,100,383

	Singapore — 0.0%
8,700	ARA Asset Management Ltd.	8,882
239,600	Ascendas Real Estate Investment Trust	378,142
269,100	CapitaLand Commercial Trust (REIT)	253,449
278,900	CapitaLand Mall Trust (REIT)	378,913
24,200	CapitaLand Retail China Trust (REIT)	24,208

Shares	Description	Value ($)

	Singapore — continued
13,400	CDL Hospitality Trusts (REIT)	12,528
138,800	DBS Group Holdings Ltd	1,749,480
15,300	Frasers Centrepoint Trust (REIT)	21,083
103,000	Keppel (REIT)	71,504
18,800	Mapletree Commercial Trust (REIT)	17,611
64,400	Mapletree Greater China Commercial Trust (REIT)	43,340
45,000	Mapletree Industrial Trust (REIT)	48,990
101,500	Mapletree Logistics Trust (REIT)	70,458
20,200	SPH (REIT)	13,742
36,900	Starhill Global (REIT)	20,109
94,200	Suntec Real Estate Investment Trust	102,115
64,300	United Overseas Bank Ltd	884,037
27,100	UOL Group Ltd	120,173
7,400	Wing Tai Holdings Ltd	8,636
18,700	Yanlord Land Group Ltd	14,370

	Total Singapore	4,241,770

	South Africa — 0.7%
4,810	AECI Ltd	35,319
2,691,606	African Bank Investments Ltd * (a)	203
31,857	Alexander Forbes Group Holdings Ltd	21,339
50,396	AVI Ltd	307,782
94,804	Barclays Africa Group Ltd	1,243,176
38,877	Barloworld Ltd	249,422
464,293	Bidvest Group Ltd (The)	11,162,878
57,040	Clicks Group Ltd	393,335
18,075	DataTec Ltd	102,271
3,261	Distell Group Ltd	41,097
591,002	FirstRand Ltd	2,358,164
16,979	Fortress Income Fund Ltd – Class A	21,038
252,655	Foschini Group Ltd (The)	2,854,348
1,095,671	Gold Fields Ltd	3,519,758
49,421	Hyprop Investments Ltd (REIT)	461,974
488,693	Imperial Holdings Ltd	6,798,026
11,466	JSE Ltd	118,921
265,041	Kumba Iron Ore Ltd	1,802,675
31,599	Liberty Holdings Ltd	306,321
208,591	MMI Holdings Ltd	441,765
2,298,945	MTN Group Ltd	30,674,792
40,645	Nedbank Group Ltd	723,488
247,562	Netcare Ltd	743,580
2,624	Oceana Group Ltd	19,150
92,786	Rand Merchant Insurance Holdings Ltd	293,928
1,011,981	Redefine Properties Ltd	876,888
36,529	Resilient Property Income Fund Ltd	307,751
111,083	RMB Holdings Ltd	562,645
362,366	Sanlam Ltd	1,743,568

26	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
506,372	Sasol Ltd	16,375,387
1,756,770	Sibanye Gold Ltd	2,020,648
33,739	SPAR Group Ltd (The)	483,248
19,752	Super Group Ltd *	49,199
769,439	Telkom SA SOC Ltd	3,682,577
174,552	Tiger Brands Ltd	3,944,071
1,013,423	Truworths International Ltd	6,714,455
43,317	Tsogo Sun Holdings Ltd	76,499
928,819	Vodacom Group Ltd	9,895,282
27,890	Vukile Property Fund Ltd	38,378
80,979	Wilson Bayly Holmes-Ovcon Ltd	579,853

	Total South Africa	112,045,199

	South Korea — 4.0%
46,196	CJ E & M Corp *	3,223,733
73,155	Daelim Industrial Co Ltd	4,158,239
69,441	Dongbu Insurance Co Ltd	3,122,567
111,000	GS Holdings	4,369,355
99,274	Hana Financial Group Inc	2,281,598
169,373	Hankook Tire Co Ltd	5,287,689
150,477	Hanwha Corp	5,356,591
40,542	Hyundai Department Store Co Ltd	5,157,614
61,711	Hyundai Engineering & Construction	1,731,948
66,962	Hyundai Heavy Industries Co Ltd *	5,182,423
249,991	Hyundai Mobis Co Ltd	43,622,002
479,487	Hyundai Motor Co	60,345,120
101,311	Hyundai Steel Co	4,525,708
28,669	Hyundai Wia Corp	2,532,485
1,259,475	Kia Motors Corp	51,801,294
6,949	Korea Zinc Co Ltd	3,022,940
126,019	KT Corp *	3,086,574
179,986	KT&G Corp	16,814,625
58,243	LF Corp	1,610,289
31,411	LG Chem Ltd	6,217,747
593,601	LG Display Co Ltd	11,696,964
118,441	LG Electronics Inc	4,453,603
119,498	LG International Corp	2,654,740
1,463	Lotte Chemical Corp	305,550
44,458	Lotte Shopping Co Ltd	10,048,393
121,242	POSCO	19,522,494
10,434	S-Oil Corp	534,479
360,394	Samsung Electronics Co Ltd	331,624,498
177	Samsung Electronics Co Ltd GDR (Registered)	81,390
103,896	Samsung Heavy Industries Co Ltd	987,156
13,523	Shinsegae Co Ltd	2,862,173
58,562	SK Holdings Co Ltd	13,371,518
159,611	SK Innovation Co Ltd *	13,583,411
21,929	SK Telecom Co Ltd	4,516,753

Shares	Description	Value ($)

	South Korea — continued
1,000	SK Telecom Co Ltd ADR	22,740
69,546	Sungwoo Hitech Co Ltd	460,513

	Total South Korea	650,176,916

	Spain — 0.8%
225,018	Endesa SA	4,648,394
157,844	Gas Natural SDG SA	3,192,313
2,378,631	Iberdrola SA	16,084,529
43,206	Mapfre SA	126,844
945,874	Repsol SA	13,486,255
6,036,004	Telefonica SA	85,062,210

	Total Spain	122,600,545

	Sri Lanka — 0.0%
932,245	Anilana Hotels & Properties Ltd *	33,168

	Sweden — 0.2%
825	Bilia AB – Class A	16,381
2,843	Fabege AB	40,184
2,270	Fastighets AB Balder – B Shares *	39,688
9,141	Industrivarden AB – C Shares	166,222
6,464	Kungsleden AB	43,208
670	L E Lundbergforetagen AB – B Shares	32,237
200,553	Sandvik AB	1,935,376
197,038	Skanska AB – B Shares	3,857,220
110,221	SKF AB—B Shares	2,102,368
184,271	Tele2 AB – B Shares	1,816,242
980,920	Telefonaktiebolaget LM Ericsson – B Shares	9,561,414
3,267,375	TeliaSonera AB	18,404,902
1,916	Wihlborgs Fastigheter AB	33,428

	Total Sweden	38,048,870

	Switzerland — 0.3%
925,550	ABB Ltd (Registered) *	17,874,384
592	Helvetia Holding AG (Registered)	311,780
148,953	Nestle SA (Registered)	10,972,903
10,252	Swatch Group AG	3,918,812
4,712	Swiss Life Holding AG (Registered) *	1,102,815
60,984	Swiss Re AG	5,228,077
9,512	Swisscom AG (Registered)	5,134,280
10,037	Syngenta AG (Registered)	3,365,011
1,954	Vontobel Holding AG (Registered)	102,682
22,164	Zurich Insurance Group AG *	6,085,422

	Total Switzerland	54,096,166

See accompanying notes to the financial statements.	27

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 2.0%
5,798,390	Acer Inc *	2,143,872
9,141,000	Advanced Semiconductor Engineering Inc	9,228,090
2,312,000	Asustek Computer Inc	21,065,741
9,418,000	AU Optronics Corp	2,994,012
1,558,000	Chipbond Technology Corp	2,270,107
379,878	Chong Hong Construction Co Ltd	530,068
3,464,470	Chunghwa Telecom Co Ltd	10,492,457
13,395,000	Compal Electronics Inc	7,826,983
400,000	Coretronic Corp	318,456
5,462,079	E.Sun Financial Holding Co Ltd	3,284,283
4,497,980	Far Eastern New Century Corp	4,078,154
1,537,000	Far EasTone Telecommunications Co Ltd	3,374,975
2,601,507	Foxconn Technology Co Ltd	7,318,802
1,424,500	Highwealth Construction Corp *	2,206,338
37,715,120	Hon Hai Precision Industry Co Ltd *	107,366,119
2,108,000	HTC Corp	2,996,536
16,281,000	Innolux Corp	5,764,194
5,801,000	Inventec Corp	2,658,181
6,906,676	Lite-On Technology Corp	6,329,122
1,018,000	Novatek Microelectronics Corp Ltd	3,416,154
5,456,000	Pegatron Corp	14,158,482
518,000	Phison Electronics Corp	3,606,550
6,014,000	Pou Chen Corp	9,738,700
2,695,808	Powertech Technology Inc	4,647,596
6,302,000	Quanta Computer Inc	11,599,100
1,527,020	Radiant Opto-Electronics Corp	4,453,449
1,237,330	Realtek Semiconductor Corp *	2,225,491
1,831,000	Siliconware Precision Industries Co	2,207,260
858,000	Simplo Technology Co Ltd	2,846,690
2,642,000	Synnex Technology International Corp	2,812,071
4,662,000	Taiwan Cement Corp	4,993,782
1,967,000	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	39,103,960
20,000	TPK Holding Co Ltd *	50,164
1,218,000	Tripod Technology Corp	1,709,896
316,000	Unimicron Technology Corp	122,554
25,270,000	United Microelectronics Corp	8,245,884
10,749,742	Wistron Corp	5,325,429
3,545,000	WPG Holdings Co Ltd	3,352,619

	Total Taiwan	326,862,321

	Thailand — 0.2%
730,800	Bangkok Bank PCL NVDR	3,351,955
3,963,000	Bangkok Dusit Medical Services Pcl (Foreign Registered)	2,155,125
6,520,800	Banpu Pcl (Foreign Registered)	3,745,799

Shares	Description	Value ($)

	Thailand — continued
132,500	Delta Electronics Thailand PCL (Foreign Registered)	321,698
6,470,400	Krung Thai Bank PCL (Foreign Registered)	3,288,320
1,550,000	PTT Exploration & Production Pcl (Foreign Registered)	3,476,671
1,849,000	PTT Global Chemical Pcl (Foreign Registered)	3,116,811
1,931,200	PTT Pcl (Foreign Registered)	14,551,996
1,180,200	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	1,753,992
1,612,500	Thai Oil Pcl (Foreign Registered)	2,328,124
1,352,500	Thanachart Capital Pcl (Foreign Registered)	1,112,745

	Total Thailand	39,203,236

	Turkey — 0.4%
681,630	Arcelik AS	3,196,268
3,375,377	Asya Katilim Bankasi AS *	828,833
113,335	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	96,902
2,579,690	Eregli Demir ve Celik Fabrikalari TAS	3,506,536
763,702	Gubre Fabrikalari TAS	1,627,554
1,728,134	KOC Holding AS	6,737,815
501,166	Koza Altin Isletmeleri AS	4,208,620
362,496	Tupras-Turkiye Petrol Rafineriler AS *	9,361,787
1,866,470	Turk Hava Yollari Anonim Ortakligi *	5,165,400
2,195,068	Turk Telekomunikasyon AS	4,619,233
2,406,516	Turkcell Iletisim Hizmetleri AS	9,424,938
1,200	Turkcell Iletisim Hizmetleri AS ADR	11,712
5,459,096	Turkiye IS Bankasi – Class C	9,122,967
2,419,907	Turkiye Sise ve Cam Fabrikalari AS	2,360,611

	Total Turkey	60,269,176

	United Kingdom — 5.9%
100,448	Aggreko Plc	1,633,641
1,850,427	AstraZeneca Plc	115,446,470
756,482	BAE Systems Plc	5,207,136
1,106,932	Balfour Beatty Plc	4,605,113
56,828	Berkeley Group Holdings Plc	2,914,027
4,283,128	BG Group Plc	65,007,479
16,017,068	BP Plc	88,778,844
377,514	British American Tobacco Plc	19,990,277
625,274	BT Group Plc	4,171,318
499,034	Carillion Plc	2,602,541
7,912,957	Centrica Plc	29,299,584
681,478	Cobham Plc	2,920,369

28	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
425,981	Compass Group Plc	6,718,822
1,770,568	Debenhams Plc	2,041,311
3,087,758	GlaxoSmithKline Plc	63,044,647
1,941,467	Home Retail Group Plc	4,513,832
425,625	Inchcape Plc	4,737,270
1,631,655	J Sainsbury Plc	6,039,453
2,475,557	Kingfisher Plc	13,453,505
1,271,488	Ladbrokes Plc	1,931,749
944,664	Man Group Plc	2,310,133
1,524,082	Marks & Spencer Group Plc	12,101,086
501,222	Meggitt Plc	3,645,396
96,031	Micro Focus International Plc	1,918,089
3,663,359	Pace Plc	19,144,673
733,622	Pearson Plc	12,718,483
126,968	Persimmon Plc *	4,062,052
281,779	Reckitt Benckiser Group Plc	24,687,895
10,198,299	Rexam Plc	83,663,569
3,093,524	Royal Dutch Shell Plc – A Shares	80,593,345
1,955,101	Royal Dutch Shell Plc – B Shares	51,045,876
704,143	Royal Mail Plc	4,978,480
701,432	Sage Group Plc (The)	5,508,344
100,271	Scottish & Southern Energy Plc	2,246,987
304,994	Smiths Group Plc	5,241,943
79,303	Spectris Plc	2,204,643
756,769	Synergy Health Plc *	18,824,541
315,087	Tate & Lyle Plc	2,592,907
3,535,400	Telecity Group Plc	58,519,345
12,307,624	Tesco Plc	35,721,984
8,266,583	TIG Finco Plc	8,879,551
2,715	Travis Perkins Plc	84,677
40,494	Unilever Plc	1,624,007
17,529,550	Vodafone Group Plc	60,361,951
3,364	Weir Group Plc (The)	72,008
502,729	William Hill Plc	2,755,650
4,914,240	WM Morrison Supermarkets Plc	12,614,647
190,117	WPP Plc	3,913,607

	Total United Kingdom	967,093,257

	United States — 18.3%
136,006	3M Co.	19,331,893
148,400	Abbott Laboratories	6,721,036
53,717	Accenture Plc – Class A	5,063,902
58,800	ACE Ltd.	6,007,008
146,058	Aetna, Inc.	16,726,562
266,419	AGL Resources, Inc.	16,248,895
360,124	Allergan Plc *	109,384,064
397	Alliance Data Systems Corp. *	102,104
75,300	Allstate Corp. (The)	4,388,484
1,227,900	Altera Corp.	59,614,545

Shares	Description	Value ($)

	United States — continued
726,344	Amazon.com, Inc. *	372,534,574
5,400	American Equity Investment Life Holding Co.	131,004
718,100	American Express Co.	55,092,632
1,500	American Financial Group, Inc.	103,590
866,613	American International Group, Inc.	52,291,428
52,245	Analog Devices, Inc.	2,918,406
128,500	Anthem, Inc.	18,124,925
12,500	Apollo Education Group, Inc. *	138,875
79,700	Apple, Inc.	8,986,972
17,100	Arrow Electronics, Inc. *	956,232
2,600	Aspen Insurance Holdings Ltd.	119,366
6,500	Assurant, Inc.	483,275
28,800	Assured Guaranty Ltd.	727,488
1,572,800	Baker Hughes, Inc. (b)	88,076,800
600	Baxalta, Inc. *	21,090
1,100	Baxter International, Inc.	42,295
28,408	Becton, Dickinson and Co.	4,006,096
127,000	Bed Bath & Beyond, Inc. *	7,887,970
36,300	BGC Partners, Inc. – Class A	318,351
15,500	Booz Allen Hamilton Holding Corp.	413,850
1,285,800	Broadcom Corp. – Class A	66,437,286
14,400	Brocade Communications Systems, Inc.	153,360
172,900	CA, Inc.	4,718,441
344,754	Cameron International Corp. *	23,015,777
76,902	Capital One Financial Corp.	5,979,130
1,000	Cato Corp. (The) – Class A	35,130
604,800	Charter Communications, Inc. – Class A *	109,837,728
1,500	Chemical Financial Corp.	47,910
27,200	Chevron Corp.	2,202,928
214,900	Chubb Corp. (The)	25,962,069
302,362	Cigna Corp.	42,569,546
2,833,589	Cisco Systems, Inc.	73,333,283
28,600	Citrix Systems, Inc. *	1,947,946
171,300	Coach, Inc.	5,181,825
603,103	Coca-Cola Co. (The)	23,714,010
73,068	Cognizant Technology Solutions Corp. – Class A *	4,598,900
80,919	Colgate-Palmolive Co	5,082,522
1,300	Cooper Tire & Rubber Co.	50,180
37,900	Costco Wholesale Corp.	5,307,895
242,402	Covisint Corp. *	654,485
500	Credit Acceptance Corp. *	101,905
30,200	CVS Health Corp.	3,092,480
176,702	Danaher Corp.	15,376,608
800	Dillard’s, Inc. – Class A	74,008
600	DineEquity, Inc.	57,300
34,500	Dover Corp.	2,137,275

See accompanying notes to the financial statements.	29

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued
24,000	Dr Pepper Snapple Group, Inc.	1,841,520
300	Drew Industries, Inc.	16,578
109,100	Eli Lilly & Co.	8,984,385
338,400	EMC Corp.	8,416,008
277,557	Emerson Electric Co.	13,245,020
2,200	Encore Capital Group, Inc. *	89,386
12,000	Endurance Specialty Holdings Ltd.	765,000
400,135	EnPro Industries, Inc.	18,982,404
11,700	Everest Re Group Ltd.	2,056,977
600	FBL Financial Group, Inc. – Class A	34,224
30,100	First American Financial Corp.	1,169,686
4,000	Foot Locker, Inc.	283,160
98,600	Franklin Resources, Inc.	4,001,188
42,300	General Mills, Inc.	2,400,948
37,900	Genuine Parts Co.	3,164,271
61,716	Google, Inc. – Class A *	39,980,859
175,421	Google, Inc. – Class C *	108,454,033
700	Group 1 Automotive, Inc.	61,180
2,600	Hanover Insurance Group, Inc. (The)	205,140
99,500	Hartford Financial Services Group, Inc. (The)	4,572,025
1,060,100	Hawaiian Electric Industries, Inc.	29,969,027
823,890	Health Net, Inc. *	52,778,393
9,100	Helen of Troy Ltd. *	774,774
17,500	Henry Schein, Inc. *	2,394,175
800	Hibbett Sports, Inc. *	31,600
76,800	Home Depot, Inc.	8,944,128
23,200	Honeywell International, Inc.	2,303,064
2,000	Horace Mann Educators Corp.	66,440
1,400	HSN, Inc.	85,134
7,447,219	Hudson City Bancorp, Inc. (b)	69,259,137
429,563	Humana, Inc.	78,519,821
6,600	Iconix Brand Group, Inc. *	91,674
61,636	Illinois Tool Works, Inc.	5,210,091
800	Insight Enterprises, Inc. *	20,248
31,228	International Game Technology Plc	530,251
285,000	International Business Machines Corp.	42,148,650
29,274	Intuit, Inc.	2,510,245
38,300	Janus Capital Group, Inc.	569,904
561,800	Johnson & Johnson	52,797,964
1,900	Jones Lang LaSalle, Inc.	282,853
2,800	Kemper Corp.	99,176
20,100	Laboratory Corp. of America Holdings *	2,367,981
15,400	Lear Corp.	1,582,966
69,000	Lincoln National Corp.	3,504,510
7,500	Maiden Holdings Ltd.	107,475
5,200	Marriott Vacations Worldwide Corp.	369,252
200	MasterCard, Inc. – Class A	18,474
101,100	Mattel, Inc.	2,368,773

Shares	Description	Value ($)

	United States — continued
35,300	MBIA, Inc. *	247,806
354,392	Medtronic Plc	25,618,998
4,700	Mercury General Corp.	239,042
5,700	Meredith Corp.	269,154
2,080,100	Microsoft Corp	90,525,952
56,104	Monsanto Co.	5,478,556
4,814	Murphy USA, Inc. *	246,044
9,900	NASDAQ OMX Group, Inc. (The)	506,781
355,842	National Penn Bancshares, Inc.	4,275,442
10,600	Navient Corp.	135,574
800	Navigators Group, Inc. *	60,840
3,400	Net 1 UEPS Technologies, Inc. *	70,006
85,152	Nike, Inc. – Class B	9,515,736
9,240,800	Office Depot, Inc. *(c)	73,279,544
1,000	OneBeacon Insurance Group Ltd. – Class A	14,450
1,204,433	Oracle Corp.	44,672,420
2,594,057	Orbitz Worldwide, Inc. *	29,753,834
4,500	Paychex, Inc.	200,970
3,600	PBF Energy, Inc. – Class A	107,712
18,800	PDL BioPharma, Inc.	106,220
7,100	Penn National Gaming, Inc. *	128,936
21,600	PepsiCo, Inc.	2,007,288
739,800	Pfizer, Inc.	23,836,356
3,931,686	Philip Morris International, Inc.	313,748,543
573,700	Pinnacle Entertainment, Inc. *	21,668,649
2,800	PNC Financial Services Group, Inc. (The)	255,136
1,200	PRA Group, Inc. *	63,948
13,296	Precision Castparts Corp.	3,061,404
464,995	Procter & Gamble Co. (The)	32,861,197
74,300	Progressive Corp. (The)	2,226,028
775,710	Puma Biotechnology, Inc. *	71,303,263
357,978	Qualcomm, Inc.	20,254,395
1,300	RenaissanceRe Holdings Ltd.	132,535
11,000	Rent-A-Center, Inc.	295,790
56	Reynolds American, Inc.	4,690
1,300	Scholastic Corp.	56,173
1,100	Select Comfort Corp. *	26,785
3,800	Selective Insurance Group, Inc.	115,216
3,900	Six Flags Entertainment Corp.	175,383
28,800	Starz – Class A *	1,083,168
73,307	Stryker Corp.	7,231,736
133,900	Sysco Corp.	5,338,593
29,500	T. Rowe Price Group, Inc.	2,120,460
395,285	Teradata Corp. *	11,554,181
114,600	Terex Corp.	2,673,618
16,900	Texas Roadhouse, Inc.	608,231
4,100	Third Point Reinsurance Ltd. *	57,359
210,278	Time Warner Cable, Inc.	39,115,914

30	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued
632,151	TopBuild Corp. *	20,051,830
68,925	Travelers Cos., Inc. (The)	6,861,484
569,871	TripAdvisor, Inc. *	39,833,983
4,600	Tupperware Brands Corp.	235,658
1,043,032	Ubiquiti Networks, Inc.	36,673,005
488,981	UnitedHealth Group, Inc.	56,575,102
40,900	United Technologies Corp.	3,746,849
2,900	Universal Insurance Holdings, Inc.	71,427
140,400	Valero Energy Corp.	8,331,336
6,000	Validus Holdings Ltd.	265,680
48,059	VF Corp.	3,480,913
14,200	Vonage Holdings Corp. *	78,810
19,200	W.R. Berkley Corp.	1,042,176
594,785	WABCO Holdings, Inc. *	68,590,606
528,187	Wal-Mart Stores, Inc.	34,189,544
1,000	WesBanco, Inc.	30,790
4,200	XL Group Plc	156,618
24,300	Zimmer Biomet Holdings, Inc.	2,516,508

	Total United States	2,987,126,186

	TOTAL COMMON STOCKS (COST $10,083,021,797)	9,148,826,602

	PREFERRED STOCKS — 1.7%

	Brazil — 0.4%
725,000	AES Tiete SA	3,000,634
1,414,100	Banco Bradesco SA	8,987,635
443,750	Bradespar SA	1,146,495
168,000	Braskem SA – Class A	651,775
1,488,500	Centrais Eletricas Brasileiras SA	3,082,358
14,500	Cia Brasileira de Distribuicao	253,885
251,081	Companhia de Transmissao de Energia Eletrica Paulista	2,618,362
3,945,527	Companhia Energetica de Minas Gerais	8,181,204
994,339	Companhia Energetica de Minas Gerais Sponsored ADR	2,088,112
615,000	Companhia Energetica de Sao Paulo – Class B	2,735,293
3,600	Companhia Paranaense de Energia Sponsored ADR	30,168
310,000	Companhia Paranaense de Energia – Class B	2,649,828
271,600	Eletropaulo Metropolitana SA *	874,716
1,500,600	Gerdau SA	2,172,294
2,029,900	Itau Unibanco Holding SA	14,860,504
117,500	Metalurgica Gerdau SA	97,521
1,060,100	Telefonica Brasil SA	11,806,333
11,400	Telefonica Brasil SA ADR	126,882

Shares / Par Value ($)	Description	Value ($)

	Brazil — continued
1,200	Tim Participacoes SA ADR	14,508

	Total Brazil	65,378,507

	Germany — 0.2%
271,308	Porsche Automobil Holding SE	18,840,632
89,681	Volkswagen AG	16,992,128

	Total Germany	35,832,760

	Russia — 0.6%
120,320,898	Surgutneftegaz OJSC *	75,329,425
6,361	Transneft *	15,256,097

	Total Russia	90,585,522

	South Korea — 0.5%
98,004	Hyundai Motor Co	8,274,893
58,364	Hyundai Motor Co 2nd Preference	4,778,039
96,418	Samsung Electronics Co Ltd	70,864,264

	Total South Korea	83,917,196

	TOTAL PREFERRED STOCKS (COST $346,890,822)	275,713,985

	RIGHTS/WARRANTS — 0.0%

	South Africa — 0.0%
367	Oceana Group Ltd, Expires 09/11/15 *	601

	United States — 0.0%
2,279,800	Safeway Casa Ley CVR, Expires 01/30/19 *	911,920
2,279,800	Safeway PDC, LLC CVR, Expires 01/30/17 *	113,990

	Total United States	1,025,910

	TOTAL RIGHTS/WARRANTS (COST $2,425,023)	1,026,511

	DEBT OBLIGATIONS — 16.5%

	Canada — 0.5%
	Corporate Debt — 0.5%
68,982,800	Nortel Networks Ltd, 0.00%, due 07/15/11 (c)	60,704,864
27,013,000	Nortel Networks Ltd, 10.13%, due 07/15/13 (c)	24,379,233
6,918,000	Nortel Networks Ltd, 10.75%, due 07/15/16 (c)	6,243,495

	Total Corporate Debt	91,327,592

	Total Canada	91,327,592

See accompanying notes to the financial statements.	31

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)		Description	Value ($)

		Denmark — 0.2%
	20,370,169	O.W. Bunker & Trading A/S, Revolver, 2.25%, due 12/19/16	17,009,091
	10,789,446	O.W. Bunker & Trading A/S, Term Loan B, 1.75%, due 12/19/15	9,009,187

		Total Denmark	26,018,278

		Iceland — 0.5%

		Trade Claims — 0.5%
USD	5,000,000	Glitnir Bank Trade Claim 20091127 5394 T1.1.1	1,537,500
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8466 T1.1.1	1,537,500
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8463 T1.1	1,537,500
USD	5,018,268	Glitnir Bank Trade Claim 20091125 3836 T1.2.1	1,543,117
USD	46,876,688	Glitnir Bank Trade Claim 20091130 7866 T1.1	14,414,582
USD	10,000,000	Glitnir Bank Trade Claim 20091127 5294 T1.1	3,075,000
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8476 T1.1	1,537,500
EUR	6,435,000	Glitnir Bank Trade Claim 20091124 2893	2,491,258
EUR	2,820,000	Glitnir Bank Trade Claim 20091117 1120 T1.3.1.1.1.1.	1,091,740
EUR	565,000	Glitnir Bank Trade Claim 20091127 5310	218,735
USD	310,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.4	95,325
USD	280,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.3 .1	86,100
USD	385,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.2 .1	118,388
EUR	10,000,000	Glitnir Bank Trade Claim 20091201 8507 T1.1.1.1	3,871,419
EUR	5,000,000	Glitnir Bank Trade Claim 20091113 848 T1.1.1.1	1,935,710
EUR	8,300,000	Glitnir Bank Trade Claim 20091201 8313 T1 (a)	2,933,723
USD	500,000	Glitnir Bank Trade Claim 20091128 6662 T1.1	153,750
USD	3,756,130	Glitnir Bank Trade Claim 20091022 417 T1.1.1.1	1,155,010
USD	3,308,337	Glitnir Bank Trade Claim 20091022 417 T1.2.1.1	1,017,314
USD	58,117,099	Glitnir Bank Trade Claim 20091122 2011 T1.1.1	17,871,008
EUR	2,097,000	Glitnir Bank Trade Claim 20091130 8179	811,837
EUR	5,000,000	Glitnir Bank Trade Claim 20091125 3965	1,935,710

Par Value ($)		Description	Value ($)

		Iceland — continued

		Trade Claims — continued
USD	3,800,000	Glitnir Bank Trade Claim 20091201 8459 T1.1.1	1,168,500
USD	3,201,000	Glitnir Bank Trade Claim 20091201 8492 T1.1.1	984,307
USD	6,000,000	Glitnir Bank Trade Claim 20091127-5324-T1	1,845,000
USD	2,533,537	Glitnir Bank Trade Claim 20091127-5238-T1.2.1	779,063
USD	10,000,000	Glitnir Bank Trade Claim 20091126-4829	3,075,000
USD	6,000,000	Glitnir Bank Trade Claim 20091127-5318-T1	1,845,000
USD	5,003,000	Glitnir Bank Trade Claim 20091125-3852-T1.1	1,538,422
USD	12,700,000	Glitnir Bank Trade Claim 20091126 4829	3,905,250
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8484 T1.1	1,537,500
USD	5,830,000	Glitnir Bank, Trade Claim 20091125-3742	1,792,725
USD	4,000,000	Glitnir Bank, Trade Claim 20091125-3816	1,230,000

		Total Trade Claims	80,670,493

		Total Iceland	80,670,493

		Mexico — 0.1%

		Foreign Government Obligations — 0.1%
	12,500,000	United Mexican States, 4.00%, due 03/15/2115	11,994,738

		Puerto Rico — 0.1%

		Municipal Obligations — 0.1%
	1,410,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	916,500
	3,012,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	2,048,160
	6,647,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	4,503,343
	10,951,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	7,419,302

		Total Municipal Obligations	14,887,305

		Total Puerto Rico	14,887,305

		United Kingdom — 0.3%

		Corporate Debt — 0.3%
	5,600,000	Co-Operative Bank Plc, 5.13%, due 09/20/17	8,410,595

32	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	United Kingdom — continued

	Corporate Debt — continued
4,137,057	TWRFIN, Reg. S, Variable Rate, 8.50%, due 03/02/20	6,618,118
21,554,343	TWRFIN, Reg. S, 8.75%, due 04/02/20	30,925,259

	Total Corporate Debt	45,953,972

	Total United Kingdom	45,953,972

	United States — 14.8%

	Asset-Backed Securities — 0.0%
1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.13%, due 11/23/52	1,599

	Total Asset-Backed Securities	1,599

	Bank Loans — 0.3%
56,373,982	Sears Holding Corporation, Term Loan, 4.77%, due 06/30/18	55,669,308

	Corporate Debt — 0.7%
16,284,900	Ally Financial, Inc., 8.00%, due 11/01/31	19,280,833
24,024,000	Apple, Inc., 3.45%, due 02/09/45	20,254,586
41,228,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	38,637,400
6,184,000	Exxon Mobil Corp., 3.57%, due 03/06/45	5,756,478
10,116,000	Microsoft Corp., 4.00%, due 02/12/55	9,096,813
1,212,000	Weatherford International LLC, 6.80%, due 06/15/37	1,007,494
1,818,000	Weatherford International Ltd., 5.95%, due 04/15/42	1,391,810
4,228,000	Weatherford International Ltd., 6.50%, due 08/01/36	3,472,486
7,258,000	Weatherford International Ltd., 6.75%, due 09/15/40	6,069,328
6,061,000	Weatherford International Ltd., 7.00%, due 03/15/38	5,121,212

	Total Corporate Debt	110,088,440

	U.S. Government — 13.8%
111,445,500	U.S. Treasury Bond, 2.75%, due 11/15/42	106,749,744
432,869,600	U.S. Treasury Bond, 3.13%, due 11/15/41 (b)	448,809,157
95,678,400	U.S. Treasury Bond, 3.13%, due 02/15/42	99,052,020
84,885,100	U.S. Treasury Bond, 3.63%, due 02/15/44	95,975,423
41,451,307	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/23 (d)	40,083,622

Par Value / Principal Amount ($)		Description	Value ($)

		U.S. Government — continued
	209,036,354	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (d)	200,536,099
	305,475,937	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (d)	294,275,051
	215,604,381	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (d)	211,250,250
	174,794,055	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (d)	174,953,293
	51,899,446	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (d)	57,736,110
	28,993,699	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (d)	32,760,995
	100,759,924	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (d)	116,718,785
	49,480,659	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (d)	58,277,627
	178,401,558	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (d)	215,410,604
	19,452,467	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (d)	26,989,539
	120,412,800	U.S. Treasury Strip Principal, due 11/15/41	54,215,502
	17,182,900	U.S. Treasury Strip Principal, due 02/15/42	7,657,903
	1,505,500	U.S. Treasury Strip Principal, due 11/15/42	650,509
	28,065,900	U.S. Treasury Strip Principal, due 02/15/44	11,694,443

		Total U.S. Government	2,253,796,676

		Total United States	2,419,556,023

		TOTAL DEBT OBLIGATIONS (COST $2,811,042,872)	2,690,408,401

		OPTIONS PURCHASED — 2.1%

		Currency Options — 0.3%
EUR	433,050,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	2,742,686
EUR	18,236,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	6,292,538
EUR	12,898,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	4,450,601
EUR	5,528,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	1,907,499
EUR	355,387,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	1,228,297
EUR	497,542,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	5,266,605

See accompanying notes to the financial statements.	33

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount / Number of Contracts		Description	Value ($)

		Currency Options — continued
EUR	177,266,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	3,072,903
EUR	354,532,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	1,563,107
EUR	18,303,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	6,315,657
EUR	18,158,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	6,316,563
USD	100,004,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	1,620,165
USD	51,331,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	2,211,083
USD	51,331,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	1,134,723
USD	51,243,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	1,046,638
USD	51,243,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	2,344,982

		Total Currency Options	47,514,047

		Equity Options — 0.1%
	1,460	Aetna, Inc., Put, Expires 01/20/17, Strike 115.00	2,168,100
	1,557	Anthem, Inc., Put, Expires 06/17/16, Strike 150.00	2,802,600
	1,975	Avago Technologies Ltd., Put, Expires 01/15/16, Strike 125.00	2,725,500
	4,296	Centene Corp., Put, Expires 12/18/15, Strike 70.00	4,523,688
	1,500	Royal Dutch Shell Plc Put, Expires 10/16/15, Strike 58.00	765,000
	2,937	Royal Dutch Shell Plc Put, Expires 10/16/15, Strike 60.00	2,173,380
	2,981	Royal Dutch Shell Plc Put, Expires 01/15/16, Strike 58.00	2,325,180

		Total Equity Options	17,483,448

34	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
			Options on Interest Rate Swaps — 1.3%
EUR	182,199,000	03/12/2018	PUT-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.83%	MSCI	8,544,361	10,701,569
USD	322,570,500	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	9,733,565	4,274,382
USD	322,570,500	03/11/2016	PUT-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	9,733,565	11,404,480
EUR	685,987,000	03/06/2018	PUT-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	28,855,707	32,238,416
GBP	160,476,000	05/19/2017	PUT-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	7,759,824	3,713,457
GBP	33,061,000	03/13/2017	Put-OTC 32-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.39%	MSCI	4,937,823	3,984,246
GBP	33,061,000	03/13/2017	Call-OTC 32-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.39%	MSCI	4,937,823	5,043,330
GBP	33,061,000	03/11/2016	Put-OTC 31-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.34%	MSCI	3,616,956	2,226,632
GBP	33,061,000	03/11/2016	Call-OTC 31-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.34%	MSCI	3,616,956	3,329,701
EUR	145,544,000	11/20/2015	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.28%	MSCI	5,194,312	16,825,135
GBP	156,652,000	03/20/2017	PUT-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	7,312,997	3,561,988
GBP	163,153,000	02/17/2017	PUT-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	GS	8,025,000	4,187,243
GBP	76,805,000	04/10/2017	PUT-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.58%	GS	4,875,794	2,921,918
EUR	361,314,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	12,540,818	32,139,109
USD	83,953,000	09/21/2015	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.40%	JPM	4,789,518	5,845,060
USD	83,953,000	09/21/2015	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.40%	JPM	4,789,519	136,591
USD	42,470,000	09/23/2015	Put-OTC 31-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.39%	JPM	2,420,790	3,122,437
USD	42,470,000	09/23/2015	Call-OTC 31-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.39%	JPM	2,420,790	69,566
GBP	83,484,000	02/09/2017	PUT-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.61%	MSCI	3,811,005	2,918,772
GBP	100,233,000	08/10/2017	PUT-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.68%	MSCI	5,811,167	3,508,043
GBP	66,822,000	08/10/2017	PUT-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	3.00%	MSCI	3,670,211	2,308,856
EUR	207,860,000	06/01/2016	PUT-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.93%	GS	15,341,298	7,224,692
EUR	73,602,000	11/24/2015	Call-OTC 30-Month Interest Rate Swap	6 month EURIBOR	Receive	1.31%	MSCI	4,980,205	1,023,652
EUR	73,602,000	11/24/2015	Put-OTC 30-Month Interest Rate Swap	6 month EURIBOR	Pay	1.31%	MSCI	4,980,205	8,197,391
GBP	66,553,000	05/12/2017	PUT-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	MSCI	4,736,496	2,986,356

See accompanying notes to the financial statements.	35

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
			Options on Interest Rate Swaps — continued
GBP	65,613,000	02/17/2017	PUT-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	4,332,620	2,176,971
EUR	179,430,000	08/18/2017	PUT-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	7,746,987	12,252,195
EUR	179,430,000	11/18/2017	PUT-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	8,235,875	12,701,200
EUR	179,430,000	05/18/2017	PUT-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	7,220,493	11,740,370

			Total Options on Interest Rate Swaps						212,763,758

Number of Contracts	Description	Value ($)
	Quanto Options — 0.4%
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/31/20, Strike 3,000 (a)	1,523,658
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/13/19, Strike 3,000 (a)	1,474,426
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/06/19, Strike 3,000 (a)	1,470,691
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/17/20, Strike 3,000 (a)	1,521,805
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/30/19, Strike 3,000 (a)	1,466,840
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/30/20, Strike 3,000 (a)	1,540,217
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/13/20, Strike 3,000 (a)	1,544,369
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 07/19/19, Strike 3,000 (a)	1,451,271
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/27/20, Strike 3,000 (a)	1,549,567
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/15/19, Strike 3,000 (a)	1,495,993
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 05/08/20, Strike 3,000 (a)	1,511,540
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/25/19, Strike 3,000 (a)	1,490,189
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/20/19, Strike 3,000 (a)	1,478,062
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/08/19, Strike 3,000 (a)	1,493,343
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/06/19, Strike 3,000 (a)	1,501,960
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/23/19, Strike 3,000 (a)	1,463,240
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 07/26/19, Strike 3,000 (a)	1,454,687
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/06/20, Strike 3,000 (a)	1,540,898
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 03/20/20, Strike 3,000 (a)	1,548,375

Number of Contracts	Description	Value ($)
	Quanto Options — continued
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/09/19, Strike 3,000 (a)	1,457,177
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/09/20, Strike 3,000 (a)	1,549,915
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/10/20, Strike 3,000 (a)	1,517,756
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/02/19, Strike 3,000 (a)	1,458,013
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/20/19, Strike 3,000 (a)	1,509,931
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/04/19, Strike 3,000 (a)	1,481,712
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/27/19, Strike 3,000 (a)	1,511,798
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 05/15/20, Strike 3,000 (a)	1,495,822
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/07/20, Strike 3,000 (a)	1,526,170
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/24/20, Strike 3,000 (a)	1,554,783
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 08/16/19, Strike 3,000 (a)	1,459,356
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 12/13/19, Strike 3,000 (a)	1,505,475
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/03/20, Strike 3,000 (a)	1,553,142
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/11/19, Strike 3,000 (a)	1,482,715
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/21/20, Strike 3,000 (a)	1,533,528
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/28/20, Strike 3,000 (a)	1,537,590
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 10/18/19, Strike 3,000 (a)	1,486,426
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/29/19, Strike 3,000 (a)	1,499,945
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/22/19, Strike 3,000 (a)	1,500,018

36	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Number of Contracts / Shares / Par Value ($)	Description	Value ($)
	Quanto Options — continued
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/24/20, Strike 3,000 (a)	1,520,089
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 02/14/20, Strike 3,000 (a)	1,529,247
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 01/03/20, Strike 3,000 (a)	1,515,107
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 09/27/19, Strike 3,000 (a)	1,477,807
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 11/01/19, Strike 3,000 (a)	1,493,573
3,393	Euro STOXX 50, (OTC) (CP-GS), Expires 04/17/20, Strike 3,000 (a)	1,552,744

	Total Quanto Options	66,230,970

	TOTAL OPTIONS PURCHASED (COST $374,883,665)	343,992,223

	SHORT-TERM INVESTMENTS — 23.6%

	Money Market Funds — 0.1%
9,231,120	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (e) (f)	9,231,120

	U.S. Government — 23.5%
55,700,000	U.S. Treasury Bill, 0.00%, due 10/01/15 (g) (h)	55,699,889
45,000,000	U.S. Treasury Bill, 0.00%, due 10/08/15 (b) (g) (h)	45,000,000
100,000,000	U.S. Treasury Bill, 0.00%, due 10/29/15 (b) (g) (h)	100,000,200
59,000,000	U.S. Treasury Bill, 0.00%, due 11/19/15 (e) (g) (h)	58,999,469
48,990,000	U.S. Treasury Bill, 0.00%, due 11/27/15 (g) (h)	48,989,804
85,000,000	U.S. Treasury Bill, 0.01%, due 11/12/15 (g)	84,999,150
224,000,000	U.S. Treasury Bill, 0.02%, due 09/03/15 (g)	223,999,552
210,000,000	U.S. Treasury Bill, 0.03%, due 12/10/15 (b) (g)	209,982,990
208,375,000	U.S. Treasury Bill, 0.04%, due 12/17/15 (g)	208,349,995
225,000,000	U.S. Treasury Bill, 0.12%, due 12/24/15 (g)	224,912,700
95,000,000	U.S. Treasury Bill, 0.13%, due 12/31/15 (g)	94,959,245
714,400,000`	U.S. Treasury Bill, 0.13%, due 01/07/16 (c) (g)	714,064,946
80,000,000	U.S. Treasury Bill, 0.15%, due 01/21/16 (b) (g)	79,952,160
50,000,000	U.S. Treasury Bill, 0.19%, due 02/11/16 (g)	49,958,250

Par Value ($) / Shares	Description	Value ($)
	U.S. Government — continued
250,000,000	U.S. Treasury Bill, 0.22%, due 02/18/16 (g)	249,747,000
60,000,000	U.S. Treasury Note, 0.25%, due 09/15/15	59,996,460
55,000,000	U.S. Treasury Note, 0.25%, due 10/31/15	55,006,435
74,000,000	U.S. Treasury Note, 0.25%, due 11/30/15	74,009,620
175,000,000	U.S. Treasury Note, 0.25%, due 12/15/15	175,027,300
58,700,000	U.S. Treasury Note, 0.25%, due 12/31/15	58,700,000
250,000,000	U.S. Treasury Note, 0.38%, due 11/15/15	250,104,250
70,000,000	U.S. Treasury Note, 0.38%, due 01/31/16	70,035,560
50,000,000	U.S. Treasury Note, 1.25%, due 09/30/15	50,039,050
225,000,000	U.S. Treasury Note, 1.38%, due 11/30/15	225,662,175
75,000,000	U.S. Treasury Note, 2.00%, due 01/31/16	75,533,175
285,000,000	U.S. Treasury Note, 2.13%, due 12/31/15	286,740,495

	Total U.S. Government	3,830,469,870

	TOTAL SHORT-TERM INVESTMENTS (COST $3,840,021,100)	3,839,700,990

	TOTAL INVESTMENTS — 99.9% (Cost $17,458,285,279)	16,299,668,712

	SECURITIES SOLD SHORT — (2.6)%

	COMMON STOCKS — (2.6)%

	Finland — 0.0%
(95,274)	Konecranes Oyj	(3,004,589)

	Netherlands — (0.2)%
(1,750,392)	Koninklijke Ahold NV	(34,522,354)

	United Kingdom — (0.2)%
(949,162)	Royal Dutch Shell Plc – Class B	(24,727,832)

	United States — (2.3)%
(129,349)	ACE Ltd	(13,214,294)
(311,635)	Aetna, Inc.	(35,688,440)
(533,000)	ARRIS Group, Inc.*	(14,081,860)
(343,634)	Ball Corp.	(22,648,917)

See accompanying notes to the financial statements.	37

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	United States — continued
(69,900)	BB&T Corp.	(2,580,708)
(82,059)	Centene Corp. *	(5,064,681)
(113,746)	Charter Communications, Inc. *	(20,657,411)
(1,894)	Endo International Plc *	(145,838)
(115,588)	Equinix, Inc. (REIT)	(31,182,175)
(487,646)	Gaming and Leisure Properties, Inc.	(15,087,767)
(1,393,386)	Halliburton Co.	(54,829,739)
(625,736)	M&T Bank Corp.	(73,987,025)
(127,897)	NextEra Energy, Inc.	(12,586,344)
(246,845)	Schlumberger Ltd	(19,098,398)
(1,730,412)	Staples, Inc.	(24,589,155)

Shares	Description	Value ($)
	United States — continued
(323,468)	STERIS Corp.	(20,718,125)

	Total United States	(366,160,877)

	TOTAL COMMON STOCKS (PROCEEDS $448,526,625)	(428,415,652)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $448,526,625)	(428,415,652)

	Other Assets and Liabilities (net) — 2.7%	448,339,916

	TOTAL NET ASSETS — 100.0%	$16,319,592,976

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	196,762,277	USD	57,691,397	$6,907,425
10/19/2015	DB	CAD	160,545	USD	121,000	(1,017)
10/19/2015	GS	CAD	3,698,728	USD	2,828,932	17,837
10/19/2015	MSCI	CAD	314,823	USD	236,000	(3,270)
02/17/2016	GS	CHF	529,776,347	USD	575,741,364	24,148,235
03/03/2016	GS	CHF	46,312,800	USD	47,335,241	(915,536)
10/23/2015	JPM	EUR	1,048,699,000	USD	1,130,898,660	(46,818,258)
10/26/2015	BOA	EUR	21,111,543	USD	23,666,778	(43,212)
10/26/2015	DB	EUR	22,819,286	USD	25,536,664	(91,261)
10/26/2015	GS	EUR	21,983,037	USD	24,582,561	(106,188)
10/26/2015	JPM	EUR	278,232,000	USD	307,757,807	(4,719,493)
10/26/2015	MSCI	EUR	21,665,248	USD	24,276,402	(55,445)
10/30/2015	JPM	EUR	143,146,000	USD	164,156,970	3,381,768
11/02/2015	JPM	EUR	131,167,000	USD	149,357,240	2,029,078
11/16/2015	JPM	EUR	782,830,000	USD	903,150,971	23,648,903
02/08/2016	GS	EUR	120,893,000	USD	130,774,466	(5,271,473)
02/09/2016	DB	EUR	52,091,000	USD	56,388,508	(2,232,844)
02/17/2016	GS	EUR	50,864,000	USD	55,039,934	(2,209,772)
03/14/2016	GS	EUR	188,711,000	USD	201,552,784	(10,970,174)
03/14/2016	JPM	EUR	162,767,000	USD	176,662,419	(6,642,870)
03/16/2016	JPM	EUR	159,539,000	USD	170,707,527	(8,970,998)
03/27/2017	DB	EUR	7,250,000	USD	7,953,250	(317,877)
11/07/2017	GS	EUR	193,938,000	USD	212,934,227	(10,517,720)
12/22/2017	JPM	EUR	55,095,000	USD	60,857,937	(2,769,629)
09/28/2015	BCLY	GBP	73,604	USD	114,000	1,072
09/28/2015	BOA	GBP	2,302,611	USD	3,602,887	70,053
09/28/2015	DB	GBP	140,970,117	USD	219,071,726	2,785,052
09/28/2015	GS	GBP	51,797,204	USD	79,918,361	447,298
09/28/2015	JPM	GBP	2,655,967	USD	4,118,286	43,307
09/28/2015	MSCI	GBP	525,015	USD	812,000	6,484
11/18/2015	GS	GBP	203,049,000	USD	296,959,163	(14,488,796)
12/18/2015	GS	GBP	135,145,000	USD	200,302,381	(6,962,412)
09/14/2015	BCLY	NOK	6,174,457	USD	756,000	9,785
09/14/2015	BOA	NOK	68,935,778	USD	8,719,000	387,758

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/14/2015	DB	NOK	6,106,892	USD	727,000	$(11,049)
09/28/2015	BBH	USD	2,419,496	GBP	1,550,265	(40,967)
09/28/2015	BCLY	USD	78,000	GBP	50,360	(733)
09/28/2015	BOA	USD	36,204,659	GBP	23,189,068	(626,293)
09/28/2015	DB	USD	8,605,334	GBP	5,523,495	(130,784)
09/28/2015	GS	USD	61,183,443	GBP	39,030,000	(1,300,760)
09/28/2015	JPM	USD	33,141,477	GBP	21,316,000	(436,910)
09/28/2015	MSCI	USD	2,457,552	GBP	1,578,144	(36,248)
10/23/2015	JPM	USD	1,159,724,365	EUR	1,059,248,000	29,839,362
10/26/2015	BOA	USD	127,848,307	EUR	114,044,884	233,429
10/26/2015	DB	USD	129,566,755	EUR	115,860,776	554,376
10/26/2015	GS	USD	127,431,181	EUR	114,056,290	663,365
10/26/2015	JPM	USD	276,187,126	EUR	243,012,000	(3,264,767)
10/26/2015	MSCI	USD	127,803,041	EUR	114,061,993	297,909
10/30/2015	JPM	USD	159,128,428	EUR	143,146,000	1,646,774
11/02/2015	JPM	USD	149,086,249	EUR	131,167,000	(1,758,087)
11/16/2015	DB	USD	104,594,886	EUR	95,207,000	2,369,274
11/16/2015	JPM	USD	800,463,703	EUR	745,571,000	37,178,233
11/18/2015	GS	USD	300,607,107	GBP	203,049,000	10,840,852
12/18/2015	GS	USD	199,843,210	GBP	135,145,000	7,421,582
02/08/2016	GS	USD	128,690,599	EUR	120,893,000	7,355,341
02/09/2016	DB	USD	4,271,717	EUR	3,952,000	175,723
02/17/2016	GS	USD	438,724,001	CHF	409,310,000	(12,558,158)
03/14/2016	GS	USD	201,307,459	EUR	188,711,000	11,215,498
03/14/2016	JPM	USD	172,728,340	EUR	162,767,000	10,576,948
03/16/2016	JPM	USD	171,129,508	EUR	159,539,000	8,549,017
03/24/2016	JPM	USD	57,629,760	BRL	196,762,277	(6,845,788)
03/24/2016	JPM	USD	10,017,164	EUR	9,123,100	259,554
03/29/2016	GS	USD	6,327,627	EUR	5,774,000	177,272
03/29/2016	JPM	USD	6,178,680	EUR	5,601,400	131,769
11/07/2017	GS	USD	214,049,371	EUR	193,938,000	9,402,577
12/22/2017	JPM	USD	61,316,438	EUR	55,095,000	2,311,129
09/02/2015	SSB	ZAR	1,691,723	USD	128,740	1,162

						$53,966,412

38	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
103	U.S. Treasury Note 10 Yr.	December 2015	$13,087,438	$28,968

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Currency Options

Number of Contracts			Expiration Date	Description	Premiums	Market Value
Call	EUR	12,898,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19% (OTC) (CP-JPM)	$1,867,373	$(3,690,742)
Call	EUR	18,303,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19% (OTC) (CP-JPM)	2,946,531	(5,802,189)
Call	EUR	5,528,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19% (OTC) (CP-JPM)	773,566	(1,535,304)
Call	EUR	18,236,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21% (OTC) (CP-DB)	6,205,803	(3,632,278)
Call	EUR	355,387,000	03/10/2016	EUR Call/USD Put, Strike 1.14% (OTC) (CP-JPM)	5,396,838	(9,557,188)
Call	EUR	354,532,000	03/14/2016	EUR Call/USD Put, Strike 1.15% (OTC) (CP-JPM)	5,113,558	(8,206,608)
Call	EUR	18,158,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18% (OTC) (CP-JPM)	3,705,828	(6,927,843)

					$26,009,497	$(39,352,152)

Equity Options

Number of Contracts	Expiration Date	Description	Premiums	Market Value
4,296	12/18/2015	Centene Corp., Put, Strike 55.00	$634,335	$(1,091,184)
1,705	09/18/2015	S&P 500 Index Put, Strike 1,890	8,055,135	(3,785,100)

			$8,689,470	$(4,876,284)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Floating Rate Index	Premiums	Market Value
GBP	33,061,000	03/11/2016	Call-OTC 11-Year Interest Rate Swap	MSCI	Receive	2.12%	6 month GBP LIBOR	$1,501,098	$(1,137,059)
EUR	685,987,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	GS	Receive	1.05%	6 month EURIBOR	22,849,884	(18,967,397)
EUR	179,430,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	MSCI	Receive	1.05%	6 month EURIBOR	6,687,915	(4,872,206)
EUR	179,430,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	MSCI	Receive	1.05%	6 month EURIBOR	7,035,604	(5,286,982)
GBP	65,613,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	MSCI	Receive	1.95%	6 Month GBP LIBOR	3,587,007	(3,631,038)
GBP	66,553,000	05/12/2017	Call-OTC 30-Year Interest Rate Swap	MSCI	Receive	1.81%	6 Month GBP LIBOR	4,070,106	(3,347,064)
EUR	364,398,000	03/12/2018	Call-OTC 30-Year Interest Rate Swap	MSCI	Receive	0.83%	6 month EURIBOR	13,610,255	(7,875,596)

See accompanying notes to the financial statements.	39

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Written Options on Interest Rate Swaps — continued

Principal Amount		Expiration Date	Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Floating Rate Index	Premiums	Market Value
EUR	89,715,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	MSCI	Receive	1.05%	6 month EURIBOR	$2,905,822	$(2,263,548)
EUR	208,280,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	GS	Receive	0.99%	6 month EURIBOR	5,558,026	(2,479,318)
EUR	225,263,000	09/01/2016	Call-OTC 30-Year Interest Rate Swap	GS	Receive	0.95%	6 month EURIBOR	3,990,968	(2,959,789)
EUR	204,410,000	12/16/2016	Call-OTC 30-Year Interest Rate Swap	GS	Receive	0.93%	6 month EURIBOR	5,328,028	(3,202,357)
GBP	149,901,000	01/27/2017	Call-OTC 30-Year Interest Rate Swap	GS	Receive	1.53%	6 Month GBP LIBOR	6,633,501	(3,954,787)
GBP	83,484,000	02/09/2017	Call-OTC 30-Year Interest Rate Swap	MSCI	Receive	1.61%	6 Month GBP LIBOR	3,493,421	(2,494,612)
GBP	163,153,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	GS	Receive	1.81%	6 Month GBP LIBOR	8,782,022	(6,224,909)
GBP	156,652,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	GS	Receive	1.89%	6 Month GBP LIBOR	8,309,087	(6,757,633)
GBP	76,805,000	04/10/2017	Call-OTC 30-Year Interest Rate Swap	GS	Receive	1.58%	6 Month GBP LIBOR	3,953,523	(2,360,446)
GBP	160,476,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	GS	Receive	1.91%	6 Month GBP LIBOR	8,933,718	(7,415,340)
GBP	100,233,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	MSCI	Receive	1.68%	6 Month GBP LIBOR	4,939,492	(3,826,424)
GBP	33,061,000	03/13/2017	Call-OTC 12-Year Interest Rate Swap	MSCI	Receive	2.25%	6 Month GBP LIBOR	2,118,326	(1,881,502)
EUR	207,860,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	GS	Receive	0.93%	6 month EURIBOR	6,140,348	(1,993,823)
EUR	66,822,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	MSCI	Receive	1.50%	6 Month GBP LIBOR	3,119,679	(2,523,674)
GBP	133,882,500	12/14/2015	Call-OTC 11-Year Interest Rate Swap	MSCI	Receive	0.69%	6 month EURIBOR	2,772,442	(220,547)
GBP	33,061,000	03/11/2016	Put-OTC 11-Year Interest Rate Swap	MSCI	Pay	2.12%	6 Month GBP LIBOR	1,501,098	(1,158,468)
EUR	33,061,000	03/13/2017	Put-OTC 12-Year Interest Rate Swap	MSCI	Pay	2.25%	6 Month GBP LIBOR	2,118,326	(2,044,961)
EUR	145,544,000	11/20/2015	Put-OTC 10-Year Interest Rate Swap	MSCI	Pay	0.81%	6 month EURIBOR	2,077,725	(5,914,390)
EUR	133,882,500	12/14/2015	Put-OTC 11-Year Interest Rate Swap	MSCI	Pay	0.69%	6 month EURIBOR	2,772,442	(7,322,969)

								$144,789,863	$(112,116,839)

Quanto Options

Number of Contracts	Expiration Date	Description	Premiums	Market Value
2,166	09/18/15	Euro STOXX 50, (OTC) (CP-MSCI), Strike 3,225	$2,072,538	$(1,750,109)
6,631	09/18/15	Euro STOXX 50, (OTC) (CP-MSCI), Strike 3,275	7,380,002	(6,816,465)

			$9,452,540	$(8,566,574)

40	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
162,468,000	USD	2/13/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	$1,427,703
81,876,000	USD	2/23/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	566,904
87,044,000	USD	3/5/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	483,558
75,627,000	USD	3/12/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	328,194
184,405,000	USD	3/23/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	990,279

						$3,796,638

					Premiums to (Pay) Receive	$—

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
490,488	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -30% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (a)	$(4,739,885)
193,930	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -40% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (a)	(49,558)

				$(4,789,443)

			Premiums to (Pay) Receive	$—

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
41,800,000	USD	9/20/2020	CSS	(Pay)	1.00%	0.79%	MetLife Inc.	NA	$(490,550)
4,000,000	USD	9/20/2020	BOA	(Pay)	1.00%	4.49%	Weatherford International Plc	NA	599,244
6,000,000	USD	9/20/2020	MSCI	(Pay)	1.00%	4.49%	Weatherford International Plc	NA	898,866
5,680,000	EUR	9/20/2020	BOA	(Pay)	1.00%	1.05%	Assiurazioni Generali SpA	NA	2,926
5,680,000	EUR	9/20/2020	BOA	(Pay)	1.00%	1.05%	Assiurazioni Generali SpA	NA	2,926
6,100,000	USD	9/20/2020	CITI	(Pay)	1.00%	0.80%	Assiurazioni Generali SpA	NA	(71,587)
6,340,000	USD	9/20/2020	BCLY	(Pay)	1.00%	0.80%	MetLife Inc.	NA	(74,404)
5,680,000	EUR	9/20/2020	BCLY	(Pay)	1.00%	1.05%	Assiurazioni Generali SpA	NA	2,926

									$870,347

							Premiums to (Pay) Receive		$(427,743)

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes to the financial statements.	41

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of August 31, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
6,339,331,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$18,762
6,339,287,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,198
6,339,287,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,014
6,339,287,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	17,853
6,339,287,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	14,040
6,339,287,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16,335
6,339,287,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16,502
6,339,287,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16,030
6,339,287,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16,103
6,339,287,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	16,060
68,484,166,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(245,961)
67,981,538,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(474,895)
53,486,408,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(393,712)
111,120,665,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(857,764)
10,461,570,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8,848
10,461,570,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8,957
10,461,570,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,828)
10,461,570,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8,982
10,461,570,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8,407
6,340,350,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	11,892
6,340,350,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	455
6,340,350,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	12,326
6,340,350,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	12,108
6,340,350,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	12,104
9,450,000,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,653)
9,450,000,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(21,463)
9,450,000,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(14,662)
9,450,000,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(19,212)
9,450,000,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(20,772)
7,875,000,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,185
7,875,000,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,486
7,875,000,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,792
7,875,000,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	10,739
7,875,000,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	15,256
7,875,000,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8,356

42	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
7,875,000,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$8,551
7,875,000,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8,747
7,875,000,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(584)
7,875,000,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	3,965
9,450,000,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,995)
9,450,000,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,577)
9,450,000,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,314)
9,450,000,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(21,349)
9,450,000,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,855)
6,340,350,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	11,928
6,340,350,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	11,783
6,340,350,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	4,107
6,340,350,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7,611
6,340,350,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	11,015
10,461,570,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8,654
6,290,160,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(13,206)
10,461,570,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,778)
10,461,570,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,949)
10,461,570,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7,771
6,290,160,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(13,980)
10,461,570,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7,549
6,290,160,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(13,986)
6,290,160,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(21,817)
6,290,160,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(14,779)
6,349,345,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(57,421)
6,349,345,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(57,411)
6,349,345,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(64,991)
6,349,345,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(57,491)
6,349,345,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(57,363)
6,349,345,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(57,234)
6,349,345,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(64,817)
6,349,345,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(57,453)
6,349,345,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(57,310)
6,349,345,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(57,272)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35,625)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35,625)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35,538)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35,538)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,645)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,645)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35,586)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35,586)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35,395)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(35,395)

See accompanying notes to the financial statements.	43

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(39,627)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(39,627)
33,334,890,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(423,082)
58,847,595,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(714,529)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,737)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,737)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,576)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,576)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,419)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(34,419)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,533)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(38,533)
5,751,480,600	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(92,520)
5,751,480,600	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(88,119)
5,751,480,600	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87,841)
5,751,480,600	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(87,565)
5,751,480,600	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(94,448)
5,751,480,600	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85,934)
5,751,480,600	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85,945)
5,751,480,600	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85,961)
5,751,480,600	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85,553)
5,751,480,600	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85,552)
6,405,594,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85,709)
6,405,594,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(85,700)
6,405,594,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(84,629)
6,405,594,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(84,625)
6,405,594,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(83,807)
8,044,436,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(143,535)
8,044,436,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(153,894)
8,044,436,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,951)
8,044,436,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,814)
8,044,436,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,677)
8,044,436,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(153,074)
8,106,057,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(191,038)
8,106,057,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190,907)
8,106,057,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190,777)
8,106,057,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(201,417)
8,106,057,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190,419)
8,106,057,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190,374)
6,405,594,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,268)
6,405,594,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(181,837)
6,405,594,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,472)
6,405,594,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,493)
6,405,594,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,738)

44	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
6,405,594,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(178,071)
533,227,500	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(206,924)
6,405,594,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,764)
793,835,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(844,477)
6,405,594,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,798)
6,405,594,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(182,423)
6,405,594,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,955)
499,540,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,045,218)
7,902,772,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(183,947)
7,902,772,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(183,991)
7,902,772,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,522)
7,902,772,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184,186)
7,902,772,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184,465)
7,902,772,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184,517)
7,902,772,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(195,505)
7,902,772,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184,526)
7,902,772,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(135,745)
7,902,772,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(136,079)
7,902,772,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(136,271)
7,902,772,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(136,505)
7,902,772,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(136,709)
7,902,772,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(136,772)
7,902,772,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(147,574)
7,604,760,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(60,299)
7,604,760,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(60,619)
7,604,760,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(60,819)
7,604,760,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(71,558)
7,604,760,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,534)
7,604,760,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(61,604)
7,604,760,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(62,801)
7,604,760,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(63,193)
926,612,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	2,323,550
561,142,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,066,407
456,632,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,273,768
548,210,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,228,807
273,688,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,319,308
413,519,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,235,400
358,640,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,650,753
113,346,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(121,629)
41,228,000	EUR	3/16/2015	3/16/2035	GS	3 Month EURIBOR	3 Month USD LIBOR	165,100
12,500,000	EUR	4/15/2015	4/15/2045	GS	3 Month EURIBOR	3 Month USD LIBOR	(383,179)

							$342,965

					Premiums to (Pay) Receive		$(16,253,164)

(1)	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
(2)	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.37)%.

See accompanying notes to the financial statements.	45

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
31,046,000	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(690,974)
150,000,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(3,788,361)
51,275,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	(733,475)
150,000,000	GBP	1/14/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	1,210,688
51,275,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(32,968)

							$(4,035,090)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
95,100,000	AUD	11/6/2024	BCI (i)	Receive	4.35%	6 Month AUD BBSW	$2,376,012
261,500,000	AUD	11/7/2024	BCI (i)	Receive	4.31%	6 Month AUD BBSW	6,249,858
57,506,000	AUD	11/11/2024	BCI (i)	Receive	4.33%	6 Month AUD BBSW	1,410,403
217,000,000	AUD	11/13/2024	BCI (i)	Receive	4.31%	6 Month AUD BBSW	5,141,266
203,372,000	AUD	5/7/2025	BCI (i)	Receive	3.76%	6 Month AUD BBSW	941,908
184,419,000	AUD	5/8/2025	BCI (i)	Receive	3.78%	6 Month AUD BBSW	975,645
91,000,000	AUD	5/8/2025	BCI (i)	Receive	3.80%	6 Month AUD BBSW	528,705
100,414,000	AUD	5/11/2025	BCI (i)	Receive	3.71%	6 Month AUD BBSW	315,857
106,281,000	AUD	6/10/2025	BCI (i)	(Pay)	4.01%	6 Month AUD BBSW	(1,252,084)
364,272,000	AUD	6/10/2025	BCI (i)	(Pay)	3.99%	6 Month AUD BBSW	(4,054,213)
101,476,000	AUD	6/22/2025	BCI (i)	(Pay)	4.01%	6 Month AUD BBSW	(1,157,420)
144,107,000	AUD	7/1/2025	BCI (i)	(Pay)	4.00%	6 Month AUD BBSW	(1,604,068)
89,117,000	AUD	7/9/2025	JPMF (i)	(Pay)	3.87%	6 Month AUD BBSW	(634,651)
84,388,000	AUD	7/10/2025	JPMF (i)	(Pay)	3.80%	6 Month AUD BBSW	(432,066)
50,265,000	AUD	7/29/2025	JPMF (i)	(Pay)	3.71%	6 Month AUD BBSW	(107,013)
143,920,000	AUD	8/5/2025	JPMF (i)	(Pay)	3.70%	6 Month AUD BBSW	(267,381)
143,429,000	AUD	8/13/2025	JPMF (i)	(Pay)	3.69%	6 Month AUD BBSW	(210,963)
31,776,000	AUD	12/23/2034	BCI (i)	Receive	4.41%	6 Month AUD BBSW	620,720
15,878,000	AUD	12/30/2034	CSS (i)	Receive	4.37%	6 Month AUD BBSW	276,439
15,878,000	AUD	1/7/2035	BCI (i)	Receive	4.11%	6 Month AUD BBSW	85,095
15,853,000	AUD	1/8/2035	JPMF (i)	Receive	4.00%	6 Month AUD BBSW	9,680
31,644,000	AUD	1/9/2035	JPMF (i)	Receive	3.96%	6 Month AUD BBSW	(39,286)
31,870,000	AUD	1/13/2035	JPMF (i)	Receive	3.95%	6 Month AUD BBSW	(58,044)
47,675,000	AUD	1/13/2035	JPMF (i)	Receive	3.96%	6 Month AUD BBSW	(75,795)
31,928,000	AUD	1/14/2035	JPMF (i)	Receive	3.91%	6 Month AUD BBSW	(124,607)
32,173,000	AUD	1/16/2035	BCI (i)	Receive	3.82%	6 Month AUD BBSW	(259,525)
15,830,000	AUD	1/20/2035	BCI (i)	Receive	3.76%	6 Month AUD BBSW	(171,652)
31,659,000	AUD	1/21/2035	BCI (i)	Receive	3.75%	6 Month AUD BBSW	(346,829)

46	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
109,537,000	AUD	3/4/2035	BCI (i)	Receive	3.68%	6 Month AUD BBSW	$(1,572,160)
48,350,000	AUD	3/4/2035	BCI (i)	Receive	3.66%	6 Month AUD BBSW	(734,037)
58,552,000	AUD	3/6/2035	BCI (i)	Receive	3.70%	6 Month AUD BBSW	(780,885)
87,150,000	AUD	3/10/2035	BCI (i)	Receive	3.75%	6 Month AUD BBSW	(951,409)
65,016,000	AUD	3/10/2035	BCI (i)	Receive	3.75%	6 Month AUD BBSW	(717,257)
78,399,000	AUD	3/19/2035	BCI (i)	Receive	3.51%	6 Month AUD BBSW	(1,747,067)
16,098,000	CHF	1/13/2035	CSS (i)	(Pay)	1.33%	6 Month CHF LIBOR	(345,905)
32,055,000	CHF	1/13/2035	CSS (i)	(Pay)	1.22%	6 Month CHF LIBOR	(336,185)
16,251,000	CHF	1/15/2035	CSS (i)	(Pay)	1.35%	6 Month CHF LIBOR	(380,028)
65,545,000	CHF	1/16/2035	CSS (i)	(Pay)	1.35%	6 Month CHF LIBOR	(1,532,730)
31,929,000	CHF	1/22/2035	CSS (i)	(Pay)	1.25%	6 Month CHF LIBOR	(441,468)
37,631,000	CHF	1/23/2035	CSS (i)	(Pay)	1.23%	6 Month CHF LIBOR	(439,380)
36,004,000	CHF	1/27/2035	CSS (i)	(Pay)	1.22%	6 Month CHF LIBOR	(394,944)
13,948,000	CHF	2/3/2035	CSS (i)	(Pay)	1.25%	6 Month CHF LIBOR	(193,030)
46,734,000	CHF	2/3/2035	CSS (i)	(Pay)	1.22%	6 Month CHF LIBOR	(490,409)
19,532,000	CHF	2/4/2035	CSS (i)	(Pay)	1.12%	6 Month CHF LIBOR	(27,572)
32,889,000	CHF	3/4/2035	CSS (i)	(Pay)	1.14%	6 Month CHF LIBOR	(120,300)
8,538,000	CHF	3/5/2035	CSS (i)	(Pay)	1.16%	6 Month CHF LIBOR	(44,794)
25,329,000	CHF	5/7/2035	CSS (i)	Receive	0.98%	6 Month CHF LIBOR	(311,615)
22,618,000	CHF	5/8/2035	CSS (i)	Receive	1.06%	6 Month CHF LIBOR	(95,643)
11,186,000	CHF	5/8/2035	CSS (i)	Receive	1.07%	6 Month CHF LIBOR	(41,973)
42,119,000	CHF	6/5/2035	CSS (i)	Receive	1.22%	6 Month CHF LIBOR	444,941
52,331,000	CHF	6/11/2035	CSS (i)	Receive	1.40%	6 Month CHF LIBOR	1,468,287
21,109,000	CHF	6/24/2035	CSS (i)	Receive	1.33%	6 Month CHF LIBOR	444,466
23,611,000	CHF	7/15/2035	JPMF (i)	Receive	1.29%	6 Month CHF LIBOR	407,714
1,081,835,000	DKK	2/25/2020	CSS (i)	Receive	0.39%	6 Month DKK CIBOR	(1,966,592)
1,001,081,000	DKK	2/27/2020	CSS (i)	Receive	0.32%	6 Month DKK CIBOR	(2,242,533)
1,095,195,000	DKK	3/2/2020	CSS (i)	Receive	0.34%	6 Month DKK CIBOR	(2,315,467)
1,120,061,000	DKK	3/2/2020	CSS (i)	Receive	0.33%	6 Month DKK CIBOR	(2,499,173)
346,006,000	DKK	3/6/2020	CSS (i)	Receive	0.36%	6 Month DKK CIBOR	(700,253)
628,298,000	DKK	3/9/2020	CSS (i)	Receive	0.38%	6 Month DKK CIBOR	(1,205,113)
654,788,000	DKK	3/10/2020	CSS (i)	Receive	0.41%	6 Month DKK CIBOR	(1,114,391)
696,937,000	DKK	3/20/2020	CSS (i)	Receive	0.37%	6 Month DKK CIBOR	(1,410,495)
333,368,000	DKK	6/10/2020	CSS (i)	(Pay)	0.77%	6 Month DKK CIBOR	(178,027)
582,512,000	DKK	6/11/2020	CSS (i)	(Pay)	0.81%	6 Month DKK CIBOR	(440,289)
1,023,899,000	DKK	6/12/2020	CSS (i)	(Pay)	0.87%	6 Month DKK CIBOR	(1,244,456)
590,636,000	DKK	8/13/2020	JPMF (i)	(Pay)	0.70%	6 Month DKK CIBOR	110,411
52,177,000	EUR	12/16/2020	JPMF (i)	(Pay)	0.45%	6 Month EURIBOR	135,146
104,984,000	EUR	12/16/2020	JPMF (i)	(Pay)	0.48%	6 Month EURIBOR	113,203
60,000,000	EUR	12/16/2020	JPMF (i)	Receive	0.54%	6 Month EURIBOR	136,883
107,640,000	EUR	12/16/2020	JPMF (i)	(Pay)	0.53%	6 Month EURIBOR	(191,323)
550,000,000	EUR	12/17/2025	JPMF (i)	(Pay)	1.83%	6 Month EURIBOR	(980,034)
60,188,000	EUR	12/17/2025	JPMF (i)	(Pay)	1.65%	6 Month EURIBOR	468,781
154,594,000	EUR	3/30/2030	CSS (i)	(Pay)	0.74%	6 Month EURIBOR	15,501,593

See accompanying notes to the financial statements.	47

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
47,960,000	EUR	4/14/2030	CSS (i)	(Pay)	0.72%	6 Month EURIBOR	$5,038,713
68,951,000	EUR	6/19/2030	CSS (i)	Receive	1.47%	6 Month EURIBOR	672,793
18,750,000	EUR	7/8/2030	CSS (i)	Receive	1.52%	6 Month EURIBOR	314,587
12,502,000	EUR	7/13/2030	CSS (i)	Receive	1.46%	6 Month EURIBOR	103,410
79,962,000	EUR	9/15/2030	CSS (i)	(Pay)	0.78%	6 Month EURIBOR	8,053,634
7,678,000	EUR	12/18/2030	CSS (i)	Receive	1.54%	6 Month EURIBOR	101,776
7,343,000	EUR	12/18/2030	CSS (i)	Receive	1.49%	6 Month EURIBOR	44,147
11,455,000	EUR	12/18/2030	JPMF (i)	Receive	1.51%	6 Month EURIBOR	95,925
17,491,000	EUR	12/18/2030	JPMF (i)	Receive	1.52%	6 Month EURIBOR	162,997
12,389,000	EUR	9/17/2031	JPMF (i)	Receive	1.54%	6 Month EURIBOR	(42,940)
5,466,000	EUR	12/21/2033	JPMF (i)	Receive	1.83%	6 Month EURIBOR	(8,178)
5,466,000	EUR	12/21/2033	JPMF (i)	Receive	1.84%	6 Month EURIBOR	(4,066)
41,228,000	EUR	3/16/2035	CSS (i)	(Pay)	1.05%	3 Month EURIBOR	3,525,990
117,278,000	EUR	3/30/2035	CSS (i)	(Pay)	0.82%	6 Month EURIBOR	16,819,799
36,060,000	EUR	4/14/2035	CSS (i)	(Pay)	0.80%	6 Month EURIBOR	5,311,735
72,880,000	EUR	3/14/2036	CSS (i)	(Pay)	0.87%	6 Month EURIBOR	10,642,595
54,184,200	EUR	12/24/2044	CSS (i)	(Pay)	1.96%	6 Month EURIBOR	(756,071)
537,083,800	EUR	2/11/2045	CSS (i)	(Pay)	0.90%	6 Month EURIBOR	62,141,781
284,523,100	EUR	3/3/2045	CSS (i)	(Pay)	0.94%	6 Month EURIBOR	48,858,059
126,849,000	EUR	3/11/2045	CSS (i)	(Pay)	1.47%	6 Month EURIBOR	5,783,945
140,647,000	EUR	3/11/2045	CSS (i)	(Pay)	1.50%	6 Month EURIBOR	5,875,714
12,500,000	EUR	3/15/2045	CSS (i)	(Pay)	1.57%	6 Month EURIBOR	60,791
40,782,737	EUR	3/24/2045	CSS (i)	Receive	0.98%	6 Month EURIBOR	(6,803,701)
43,225,000	EUR	3/24/2045	CSS (i)	Receive	0.89%	6 Month EURIBOR	(8,400,051)
163,478,000	EUR	3/30/2045	CSS (i)	Receive	0.86%	6 Month EURIBOR	(33,064,243)
49,763,000	EUR	4/14/2045	CSS (i)	Receive	0.85%	6 Month EURIBOR	(9,944,757)
53,308,000	EUR	4/15/2045	CSS (i)	Receive	1.06%	6 Month EURIBOR	(7,845,025)
105,834,000	EUR	5/14/2045	CSS (i)	Receive	1.58%	6 Month EURIBOR	(3,284,968)
49,443,000	EUR	5/14/2045	CSS (i)	Receive	1.60%	6 Month EURIBOR	(1,420,165)
69,824,000	EUR	5/20/2045	CSS (i)	Receive	1.66%	6 Month EURIBOR	(1,457,401)
71,509,000	EUR	5/27/2045	JPMF (i)	Receive	1.60%	6 Month EURIBOR	(2,041,221)
49,842,000	EUR	5/27/2045	CSS (i)	Receive	1.61%	6 Month EURIBOR	(1,343,806)
30,281,000	EUR	5/29/2045	CSS (i)	Receive	1.57%	6 Month EURIBOR	(981,156)
101,425,000	EUR	6/3/2045	JPMF (i)	Receive	1.50%	6 Month EURIBOR	(4,092,339)
454,114,000	EUR	6/4/2045	CSS (i)	Receive	1.57%	6 Month EURIBOR	(14,386,981)
475,632,000	EUR	6/5/2045	JPMF (i)	Receive	1.71%	6 Month EURIBOR	(7,381,093)
251,407,000	EUR	6/10/2045	CSS (i)	Receive	1.84%	6 Month EURIBOR	223,051
78,503,000	EUR	6/10/2045	CSS (i)	Receive	1.80%	6 Month EURIBOR	(310,708)
171,539,000	EUR	6/11/2045	CSS (i)	Receive	1.85%	6 Month EURIBOR	290,088
77,240,000	EUR	6/12/2045	CSS (i)	Receive	1.97%	6 Month EURIBOR	1,248,760
39,065,000	EUR	6/19/2045	CSS (i)	(Pay)	1.62%	6 Month EURIBOR	(300,808)
48,128,000	EUR	6/28/2045	CSS (i)	Receive	2.05%	6 Month EURIBOR	1,287,952
10,721,000	EUR	7/3/2045	CSS (i)	Receive	2.05%	6 Month EURIBOR	285,863
71,543,000	EUR	7/8/2045	JPMF (i)	Receive	2.10%	6 Month EURIBOR	2,358,791

48	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
172,488,000	EUR	7/9/2045	JPMF (i)	(Pay)	1.87%	6 Month EURIBOR	$(789,271)
40,403,000	EUR	7/10/2045	JPMF (i)	(Pay)	1.79%	6 Month EURIBOR	220,741
117,998,000	EUR	7/15/2045	JPMF (i)	Receive	1.90%	6 Month EURIBOR	2,898,499
26,480,000	EUR	7/15/2045	JPMF (i)	Receive	1.98%	6 Month EURIBOR	475,059
23,196,000	EUR	7/15/2045	JPMF (i)	Receive	1.90%	6 Month EURIBOR	199,070
81,873,000	EUR	7/15/2045	JPMF (i)	Receive	2.11%	6 Month EURIBOR	2,808,853
43,810,000	EUR	7/15/2045	JPMF (i)	Receive	2.10%	6 Month EURIBOR	1,414,250
71,404,000	EUR	7/15/2045	JPMF (i)	(Pay)	0.98%	6 Month EURIBOR	12,173,280
50,464,954	EUR	12/15/2045	CSS (i)	Receive	0.86%	6 Month EURIBOR	(10,573,458)
62,436,000	EUR	12/15/2045	CSS (i)	Receive	1.20%	6 Month EURIBOR	(7,101,179)
74,631,000	EUR	12/15/2045	CSS (i)	Receive	0.76%	6 Month EURIBOR	(17,659,926)
9,997,000	EUR	12/16/2045	CSS (i)	Receive	0.85%	6 Month EURIBOR	(2,116,137)
56,940,000	EUR	12/20/2045	JPMF (i)	Receive	1.77%	6 Month EURIBOR	(326,598)
77,444,000	EUR	12/20/2045	JPMF (i)	Receive	1.59%	6 Month EURIBOR	(2,067,124)
69,168,000	EUR	12/20/2045	JPMF (i)	(Pay)	1.89%	6 Month EURIBOR	(594,206)
42,578,000	EUR	12/20/2045	JPMF (i)	(Pay)	1.84%	6 Month EURIBOR	(133,337)
29,336,000	EUR	12/20/2045	JPMF (i)	(Pay)	1.80%	6 Month EURIBOR	40,853
26,622,000	EUR	12/20/2045	JPMF (i)	(Pay)	1.87%	6 Month EURIBOR	(170,088)
45,389,000	EUR	12/20/2045	JPMF (i)	(Pay)	1.87%	6 Month EURIBOR	(311,894)
180,657,000	EUR	2/24/2046	CSS (i)	Receive	1.56%	6 Month EURIBOR	(10,800,698)
214,995,000	EUR	3/14/2046	CSS (i)	Receive	0.78%	6 Month EURIBOR	(50,434,396)
87,804,000	EUR	3/29/2046	CSS (i)	Receive	0.93%	6 Month EURIBOR	(16,920,931)
101,537,000	EUR	6/20/2046	JPMF (i)	(Pay)	1.88%	6 Month EURIBOR	(1,045,455)
82,708,000	EUR	9/5/2046	CSS (i)	(Pay)	1.85%	6 Month EURIBOR	(617,874)
125,552,018	EUR	9/5/2046	CSS (i)	(Pay)	0.98%	6 Month EURIBOR	12,185,615
103,621,000	EUR	9/19/2046	JPMF (i)	(Pay)	1.79%	6 Month EURIBOR	(16,426)
30,202,000	EUR	10/17/2046	CSS (i)	(Pay)	1.78%	6 Month EURIBOR	21,705
52,725,000	EUR	12/19/2046	JPMF (i)	(Pay)	1.92%	6 Month EURIBOR	(846,721)
51,015,000	EUR	12/19/2046	JPMF (i)	(Pay)	1.85%	6 Month EURIBOR	(389,612)
136,991,852	EUR	2/3/2047	CSS (i)	(Pay)	0.98%	6 Month EURIBOR	13,065,572
111,264,000	EUR	2/3/2047	CSS (i)	(Pay)	1.92%	6 Month EURIBOR	(1,889,724)
59,750,000	EUR	2/22/2047	CSS (i)	(Pay)	1.88%	6 Month EURIBOR	97,859
53,656,000	EUR	3/3/2047	CSS (i)	(Pay)	1.77%	6 Month EURIBOR	23,218
152,189,000	EUR	3/3/2047	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	14,449,693
93,354,000	EUR	5/24/2047	CSS (i)	(Pay)	1.79%	6 Month EURIBOR	(255,327)
221,255,000	EUR	5/24/2047	CSS(i)	(Pay)	0.97%	6 Month EURIBOR	20,800,234
204,174,000	EUR	7/26/2047	CSS (i)	(Pay)	0.97%	6 Month EURIBOR	19,053,046
89,684,000	EUR	7/26/2047	CSS (i)	(Pay)	1.77%	6 Month EURIBOR	(104,588)
290,213,500	EUR	8/23/2047	CSS (i)	Receive	0.92%	6 Month EURIBOR	(45,651,869)
32,781,890	EUR	11/22/2047	CSS (i)	Receive	1.55%	6 Month EURIBOR	(1,712,498)
434,916,900	EUR	3/14/2048	CSS (i)	Receive	0.87%	6 Month EURIBOR	(44,149,299)
139,931,000	EUR	6/17/2048	JPMF (i)	(Pay)	1.83%	6 Month EURIBOR	(1,544,096)
40,084,000	EUR	12/16/2048	JPMF (i)	(Pay)	1.76%	6 Month EURIBOR	(145,597)
40,084,000	EUR	12/16/2048	JPMF (i)	(Pay)	1.77%	6 Month EURIBOR	(214,510)

See accompanying notes to the financial statements.	49

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
106,258,269	EUR	3/16/2056	CSS (i)	Receive	0.89%	6 Month EURIBOR	$(26,617,450)
77,472,000	GBP	3/20/2019	BCI (i)	Receive	1.18%	6 Month GBP LIBOR	(688,508)
26,907,000	GBP	6/12/2020	BCI (i)	Receive	1.59%	6 Month GBP LIBOR	92,516
31,046,000	GBP	1/13/2025	GS (i)	(Pay)	2.93%	U.K. Retail Price Index	212,187
148,196,000	GBP	1/21/2025	BCI (i)	(Pay)	1.45%	SONIA Index	6,262,600
33,061,000	GBP	6/24/2025	BCI (i)	Receive	1.99%	6 Month GBP LIBOR	104,993
128,846,000	GBP	5/20/2030	JPMF (i)	Receive	2.69%	6 Month GBP LIBOR	1,524,812
9,744,000	GBP	12/18/2030	JPMF (i)	Receive	2.37%	6 Month GBP LIBOR	393,290
20,493,000	GBP	3/6/2045	BCI (i)	Receive	2.52%	6 Month GBP LIBOR	927,918
26,830,000	GBP	5/7/2045	BCI (i)	Receive	2.49%	6 Month GBP LIBOR	1,075,585
53,661,000	GBP	5/7/2045	BCI (i)	Receive	2.43%	6 Month GBP LIBOR	1,768,983
62,533,000	GBP	5/8/2045	BCI (i)	Receive	2.35%	6 Month GBP LIBOR	1,246,015
28,071,000	GBP	5/13/2045	JPMF (i)	Receive	2.47%	6 Month GBP LIBOR	1,065,058
31,164,000	GBP	5/14/2045	JPMF (i)	Receive	2.49%	6 Month GBP LIBOR	1,270,253
34,586,000	GBP	6/3/2045	JPMF (i)	Receive	2.50%	6 Month GBP LIBOR	1,474,191
47,889,000	GBP	6/4/2045	JPMF (i)	Receive	2.53%	6 Month GBP LIBOR	2,254,022
164,225,000	GBP	6/10/2045	BCI (i)	Receive	2.48%	6 Month GBP LIBOR	6,533,278
5,775,000	GBP	6/12/2045	BCI (i)	(Pay)	2.34%	6 Month GBP LIBOR	(356,242)
33,061,000	GBP	6/24/2045	BCI (i)	(Pay)	2.30%	6 Month GBP LIBOR	(1,520,069)
23,392,000	GBP	12/20/2045	JPMF (i)	(Pay)	2.38%	6 Month GBP LIBOR	(635,851)
13,300,000	GBP	12/20/2045	JPMF (i)	(Pay)	2.07%	6 Month GBP LIBOR	247,406
25,777,000	GBP	12/20/2045	JPMF (i)	Receive	2.06%	6 Month GBP LIBOR	(500,274)
15,680,000	GBP	12/20/2045	JPMF (i)	Receive	2.23%	6 Month GBP LIBOR	81,629
46,994,000	GBP	12/20/2045	JPMF (i)	Receive	2.03%	6 Month GBP LIBOR	(1,149,584)
30,312,000	GBP	12/20/2045	JPMF (i)	(Pay)	2.24%	6 Month GBP LIBOR	(224,417)
25,928,000	GBP	12/20/2045	JPMF (i)	(Pay)	2.28%	6 Month GBP LIBOR	(343,908)
48,659,000	GBP	12/20/2045	JPMF (i)	(Pay)	2.30%	6 Month GBP LIBOR	(748,783)
37,207,000	GBP	3/23/2046	BCI (i)	(Pay)	2.48%	6 Month GBP LIBOR	(3,670,426)
40,439,000	GBP	3/23/2046	BCI (i)	(Pay)	2.52%	6 Month GBP LIBOR	(4,481,005)
30,578,000	GBP	3/23/2046	BCI (i)	(Pay)	1.97%	6 Month GBP LIBOR	2,380,424
4,672,000	GBP	3/23/2046	BCI (i)	Receive	1.94%	6 Month GBP LIBOR	(415,647)
3,398,000	GBP	3/23/2046	BCI (i)	(Pay)	2.05%	6 Month GBP LIBOR	172,441
73,451,000	GBP	12/19/2046	JPMF (i)	(Pay)	2.36%	6 Month GBP LIBOR	(2,088,247)
901,298,000	MXN	10/11/2024	BCI (i)	Receive	6.18%	TIIE	(339,241)
654,209,000	MXN	10/16/2024	BCI (i)	Receive	6.03%	TIIE	(699,883)
1,043,900,000	MXN	10/25/2024	BCI (i)	Receive	6.19%	TIIE	(377,813)
785,300,000	MXN	10/28/2024	BCI (i)	Receive	6.13%	TIIE	(499,896)
394,543,000	MXN	7/30/2025	JPMF (i)	(Pay)	6.29%	TIIE	127,092
64,744,000	USD	1/22/2020	CSS (i)	(Pay)	1.46%	3 Month USD LIBOR	192,634
202,387,000	USD	12/16/2020	JPMF (i)	(Pay)	1.92%	3 Month USD LIBOR	(1,329,981)
168,677,000	USD	5/13/2025	CSS (i)	Receive	2.29%	3 Month USD LIBOR	736,141
12,105,000	USD	6/5/2025	CSS (i)	Receive	2.46%	3 Month USD LIBOR	225,677
23,665,000	USD	6/8/2025	CSS (i)	Receive	2.43%	3 Month USD LIBOR	378,364
24,210,000	USD	6/8/2025	CSS (i)	Receive	2.44%	3 Month USD LIBOR	415,401

50	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
24,210,000	USD	6/8/2025	CSS (i)	Receive	2.45%	3 Month USD LIBOR	$443,725
23,665,000	USD	6/8/2025	CSS(i)	Receive	2.41%	3 Month USD LIBOR	349,613
15,917,000	USD	6/11/2025	CSS (i)	Receive	2.53%	3 Month USD LIBOR	399,288
40,964,000	USD	9/23/2025	CSS (i)	(Pay)	2.54%	3 Month USD LIBOR	(952,623)
66,604,000	USD	9/23/2025	CSS (i)	(Pay)	2.66%	3 Month USD LIBOR	(2,275,870)
55,409,000	USD	9/23/2025	CSS (i)	(Pay)	2.62%	3 Month USD LIBOR	(1,702,750)
38,618,000	USD	9/23/2025	CSS (i)	(Pay)	2.48%	3 Month USD LIBOR	(676,682)
27,036,000	USD	9/23/2025	CSS (i)	(Pay)	2.39%	3 Month USD LIBOR	(262,952)
324,286,000	USD	12/17/2025	JPMF (i)	(Pay)	2.43%	3 Month USD LIBOR	(2,408,328)
101,610,000	USD	3/17/2031	CSS (i)	(Pay)	2.58%	3 Month USD LIBOR	590,214
123,344,000	USD	12/19/2035	JPMF (i)	(Pay)	2.72%	3 Month USD LIBOR	(867,255)
112,789,000	USD	11/15/2041	CSS (i)	(Pay)	2.51%	3 Month USD LIBOR	4,148,281
220,303,000	USD	11/15/2041	CSS (i)	(Pay)	2.33%	3 Month USD LIBOR	15,660,101
64,446,000	USD	11/15/2041	CSS (i)	(Pay)	2.38%	3 Month USD LIBOR	4,060,832
64,446,000	USD	11/15/2041	CSS (i)	(Pay)	2.32%	3 Month USD LIBOR	4,806,014
91,298,000	USD	11/15/2041	CSS (i)	(Pay)	2.44%	3 Month USD LIBOR	4,608,830
112,861,300	USD	2/15/2042	CSS (i)	(Pay)	2.56%	3 Month USD LIBOR	3,015,250
112,951,000	USD	11/15/2042	CSS (i)	(Pay)	2.61%	3 Month USD LIBOR	2,057,822
112,951,000	USD	2/15/2044	CSS (i)	(Pay)	2.62%	3 Month USD LIBOR	2,207,479
24,024,000	USD	2/9/2045	CSS (i)	(Pay)	2.18%	3 Month USD LIBOR	2,762,402
12,039,000	USD	2/12/2045	CSS (i)	(Pay)	2.46%	3 Month USD LIBOR	649,110
6,184,000	USD	3/6/2045	CSS (i)	(Pay)	2.61%	3 Month USD LIBOR	142,640
91,835,000	USD	3/26/2045	JPMF (i)	(Pay)	2.51%	3 Month USD LIBOR	4,105,503
52,735,000	USD	3/30/2045	CSS (i)	(Pay)	2.63%	3 Month USD LIBOR	1,840,417
49,031,000	USD	3/31/2045	CSS (i)	Receive	2.37%	3 Month USD LIBOR	(3,649,345)
65,642,000	USD	5/6/2045	CSS (i)	Receive	2.96%	3 Month USD LIBOR	(409,210)
41,196,000	USD	5/6/2045	CSS (i)	Receive	2.94%	3 Month USD LIBOR	(295,982)
29,296,000	USD	5/7/2045	CSS (i)	Receive	3.01%	3 Month USD LIBOR	(184,848)
95,127,000	USD	5/15/2045	CSS (i)	Receive	3.20%	3 Month USD LIBOR	1,647,648
56,626,000	USD	7/6/2045	CSS (i)	Receive	2.98%	3 Month USD LIBOR	3,164,569
54,005,000	USD	8/6/2045	JPMF (i)	(Pay)	2.96%	3 Month USD LIBOR	299,424
30,644,000	USD	3/17/2046	CSS (i)	Receive	2.65%	3 Month USD LIBOR	(857,683)

							$(17,150,276)

						Premiums to (Pay) Receive	$(22,408,465)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	51

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Notes to Consolidated Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 2).

(c)	Security is in default.

(d)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(e)	All or a portion of this security is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(f)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(g)	The rate shown represents yield-to-maturity.

(h)	Rate rounds to 0.00%.

(i)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

52	See accompanying notes to the financial statements.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.7%
Preferred Stocks	1.7
Short-Term Investments	1.3
Investment Funds	0.6
Rights/Warrants	0.0 ^
Swap Contracts	0.0 ^
Other	0.7

100.0%

Country/Region Summary**	% of Investments
United Kingdom	20.7%
Japan	20.1
France	14.0
Germany	9.6
Canada	5.5
Spain	4.0
Italy	3.5
Other Developed***	3.5
Switzerland	2.5
Other Emerging****	1.6
Australia	1.5
Taiwan	1.5
Korea	1.4
Norway	1.4
Sweden	1.4
China	1.3
Netherlands	1.3
India	1.1
Russia	1.1
Belgium	1.0
Brazil	1.0
Hong Kong	1.0

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

^	Rounds to 0.0%.

53

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
12,942,853	GMO Emerging Markets Fund, Class VI	107,555,109
44,555,664	GMO International Equity Fund, Class IV	968,640,129

	TOTAL MUTUAL FUNDS (COST $1,134,494,172)	1,076,195,238

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
369,656	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2015	369,656

	TOTAL SHORT-TERM INVESTMENTS (COST $369,656)	369,656

	TOTAL INVESTMENTS — 100.0% (Cost $1,134,863,828)	1,076,564,894
	Other Assets and Liabilities (net) — (0.0%)	(32,886)

	TOTAL NET ASSETS — 100.0%	$1,076,532,008

54	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.2%
Preferred Stocks	3.3
Short-Term Investments	2.0
Investment Funds	1.8
Rights/Warrants	0.0 ^
Swap Contracts	0.0 ^
Other	0.7

100.0%

Country/Region Summary**	% of Investments
United Kingdom	15.9%
Japan	15.2
France	10.5
Germany	7.2
Taiwan	4.8
Other Developed***	4.6
Korea	4.5
China	4.3
Canada	4.2
India	3.7
Russia	3.6
Brazil	3.1
Spain	3.1
Turkey	2.8
Italy	2.7
Other Emerging****	2.6
Switzerland	1.9
Australia	1.2
Sweden	1.1
Netherlands	1.0
Norway	1.0
Thailand	1.0

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

^	Rounds to 0.0%.

55

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
53,610,074	GMO Emerging Markets Fund, Class VI	445,499,714
44,193,574	GMO International Equity Fund, Class IV	960,768,307

	TOTAL MUTUAL FUNDS (COST $1,579,702,169)	1,406,268,021

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
378,895	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2015	378,895

	TOTAL SHORT-TERM INVESTMENTS (COST $378,895)	378,895

	TOTAL INVESTMENTS — 100.0% (Cost $1,580,081,064)	1,406,646,916
	Other Assets and Liabilities (net) — 0.00%	98,477

	TOTAL NET ASSETS — 100.0%	$1,406,745,393

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

56	See accompanying notes to the financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	55.4%
Short-Term Investments	33.8
Debt Obligations	10.6
Investment Funds	2.4
Rights/Warrants	2.2
Preferred Stocks	1.7
Futures Contracts**	0.1
Swap Contracts	0.2
Options Purchased	0.1
Written Options	(0.4)
Forward Currency Contracts	(0.1)
Other	(6.0)

100.0%

Country Summary***	Debt Obligations as a % of Total Net Assets
United States	17.2%
Spain	4.1
Iceland	3.9
Puerto Rico	3.1
Canada	1.5
Other Emerging****	1.5

31.3%

Country Summary***	Equity Investments as a % of Total Net Assets
United States	35.7%
United Kingdom	9.4
Romania	5.0
Netherlands	4.3
Canada	2.1
South Korea	2.1
Argentina	1.2
Norway	0.8

60.6%

Industry Group Summary	% of Equity Investments*****
Diversified Financials	27.5%
Software & Services	21.8
Automobiles & Components	16.8
Insurance	7.1
Media	6.1
Utilities	5.4
Technology Hardware & Equipment	4.2
Real Estate	3.9
Capital Goods	3.7
Energy	3.2
Banks	0.2
Telecommunication Services	0.1

100.0%

(a)	GMO Special Opportunities SPC Ltd. is a 100% owned subsidiary of GMO Special Opportunities Fund. As such, the holdings of GMO Special Opportunities SPC Ltd. have been included with GMO Special Opportunities Fund.

*	In the table below, derivative financial instruments, if any, are based on market values and unrealized appreciation/depreciation rather than notional amounts.

**	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

***	The table excludes short-term investments. The table excludes exposure through forward currency contracts, and includes exposure through derivative financial instruments, if any. The table takes into account the market values of securities and options and the notional amounts of swap contracts and other derivatives, if any. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Total Net Assets.

*****	Investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, debt obligations, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Consolidated Schedule of Investments.

57

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 55.4%

	Argentina — 1.1%
74,127	Cresud SA Sponsored ADR *	775,368
94,900	Empresa Distribuidora Y Comercializadora Norte ADR *	1,244,139
251,921	Pampa Energia SA Sponsored ADR *	4,015,620
26,000	Telecom Argentina SA Sponsored ADR	417,560
516,659	Transportadora de Gas del Sur SA ADR	2,195,801
38,000	YPF SA Sponsored ADR	818,520

	Total Argentina	9,467,008

	Canada — 2.4%
350,000	Alignvest Acquisition Corp – Class A *	2,596,534
577,000	Canadian Natural Resources Ltd	12,965,190
6,000,000	Jagercor Energy Corp * (a)	159,623
1,059,500	Uranium Participation Corp *	4,203,854

	Total Canada	19,925,201

	Netherlands — 4.3%
352,242	Cimpress NV *	24,649,895
404,700	InterXion Holding NV *	11,104,968

		35,754,863

	Norway — 0.8%
354,418	Aker ASA	6,375,928

	Romania — 2.6%
6,657,175	Electrica SA	21,754,154

	South Korea — 0.5%
30,000	Hyundai Motor Co	3,775,605

	United Kingdom — 9.4%
535,827	Liberty Global Plc – Class A *	25,783,995
3,162,689	Telecity Group Plc	52,350,084

		78,134,079

	United States — 34.3%
2,015,300	Ally Financial, Inc. *	44,054,458
400,000	American International Group, Inc.	24,136,000
71,000	Equinix, Inc.	19,153,670
130,000	Fannie Mae *	308,100
130,000	Freddie Mac *	293,800
2,341,580	General Motors Co.	68,936,115
427,064	Global Eagle Entertainment, Inc. *	5,026,544
180,000	Harris Corp.	13,827,600
300,000	Hennessy Capital Acquisition Corp. II *	2,976,000
1,387,351	Interactive Brokers Group, Inc. – Class A	55,383,052
68,467	JG Wentworth Co. – Class A *	369,037
190,000	Keysight Technologies, Inc. *	6,087,600
500,000	Microsoft Corp.	21,760,000

Shares	Description	Value ($)
	United States — continued
950,000	Mueller Water Products, Inc. – Class A	8,502,500
300,000	Quinpario Acquisition Corp. 2 *	2,943,000
410,667	Vectrus, Inc. *	10,205,075

	Total United States	283,962,551

	TOTAL COMMON STOCKS (COST $445,871,518)	459,149,389

	PREFERRED STOCKS — 1.7%

	Argentina — 0.0%
11,115	Nortel Inversora SA ADR	181,397

	Total Argentina	181,397

	South Korea — 1.6%
66,584	Hyundai Motor Co	5,621,970
71,119	Hyundai Motor Co 2nd Preference	5,822,242
7,252	Hyundai Motor Co Series 3	544,674
31,656	Samsung SDI Co Ltd	1,342,422

	Total South Korea	13,331,308

	United States — 0.1%
15,000	Fannie Mae *	116,250
34,000	Freddie Mac *	246,500

	Total United States	362,750

	TOTAL PREFERRED STOCKS (COST $25,462,309)	13,875,455

	RIGHTS/WARRANTS — 2.2%

	Argentina — 0.8%
70,000,000	Republic of Argentina GDP Linked, Expires 12/15/35 (b)	6,323,318

	Canada — 0.0%
3,000,000	Jagercor Energy Corp Warrants, Expires 11/17/16 *(a)	—
175,000	Alignvest Acquisition Corp, Expires 06/15/23 *	45,226

	Total Canada	45,226

	United States — 1.4%
441,238	American International Group, Inc., Warrants, Expires 01/19/21 *	11,820,766
225,000	General Motors Co. Warrants, Expires 12/31/15 *	13,298

	Total United States	11,834,064

	TOTAL RIGHTS/WARRANTS (COST $18,418,054)	18,202,608

58	See accompanying notes to the consolidated financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		INVESTMENT FUNDS — 2.4%

		Romania — 2.4%
	102,243,100	Fondul Proprietatea SA Fund	20,014,154

		TOTAL INVESTMENT FUNDS (COST $26,718,663)	20,014,154

		DEBT OBLIGATIONS — 10.6%

		Corporate Debt — 3.0%
		Canada — 1.5%
CAD	8,664,000	Tervita Corp, 144A, 9.00%, due 11/15/18	4,939,191
	8,925,000	Tervita Corp, 144A, 8.00%, due 11/15/18	7,229,250

		Total Canada	12,168,441

		United States — 1.5%
	1,000	Guitar Center, Inc., 144A, 6.50%, due 04/15/19	933
	6,000,000	Key Energy Services, Inc., 6.75%, due 03/01/21	2,520,000
	10,000,000	Newmont Mining Corp., 1.63%, due 07/15/17	9,950,000

		Total United States	12,470,933

		Total Corporate Debt	24,639,374

		Foreign Government Obligations — 0.7%
		Argentina — 0.7%
EUR	10,500,000	Republic of Argentina Par Bond, 2.26%, due 12/31/38(c)	5,861,834

		Municipal Obligations — 3.1%
		Puerto Rico — 3.1%
	1,020,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/22	729,300
	350,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.15%, due 07/01/38	222,250
	225,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.10%, due 07/01/34	145,687
	250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/21	180,625
	2,135,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.13%, due 07/01/37	1,377,075
	4,520,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	2,938,000
	7,190,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/33	4,799,325

Par Value ($)	Description	Value ($)
	Municipal Obligations — continued
	Puerto Rico — continued
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.75%, due 07/01/37	804,000
30,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.35%, due 07/01/27	20,250
375,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.90%, due 07/01/20	263,437
55,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.80%, due 07/01/23	38,088
90,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.50%, due 07/01/27	62,100
45,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/29	30,825
10,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/19	7,376
195,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/23	134,063
85,000	Puerto Rico Commonwealth Industrial Development Co., 6.70%, due 07/01/21	60,004
100,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 07/01/17	77,005
60,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.80%, due 07/01/23	41,550
800,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.50%, due 07/01/28	556,000
400,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.05%, due 07/01/28	269,000
125,000	Puerto Rico Commonwealth Industrial Development Co., 5.15%, due 07/01/18	93,153
7,745,000	Puerto Rico Commonwealth Industrial Development Co., 5.20%, due 07/01/23	5,162,507
2,225,000	Puerto Rico Commonwealth Industrial Development Co., 5.25%, due 07/01/28	1,332,263
1,195,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), due 07/01/17	877,608
230,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), due 07/01/18	148,426
685,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	464,087
1,010,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	686,800

See accompanying notes to the consolidated financial statements.	59

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)		Description	Value ($)
		Municipal Obligations — continued
		Puerto Rico — continued
	2,655,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	1,798,762
	1,740,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.25%, due 07/01/25	1,209,300
	355,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/19	264,507
	630,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/22	447,300
	90,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.10%, due 07/01/34	58,275
	210,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.05%, due 07/01/28	141,225

		Total Puerto Rico	25,440,173

		Total Municipal Obligations	25,440,173

		Trade Claims — 3.8%
		Iceland — 3.8%
EUR	1,750,000	Kaupthing Bank Claim No 20091228-0985	518,041
EUR	1,600,000	Kaupthing Bank Claim No 20100105-0981	473,637
EUR	1,450,000	Kaupthing Bank Claim No 20091229-0244	429,234
EUR	1,400,000	Kaupthing Bank Claim No 20091229-0248	414,433
EUR	1,370,000	Kaupthing Bank Claim No 20100105-0941	405,552
EUR	1,000,000	Kaupthing Bank Claim No 20091230-0286	296,023
EUR	1,108,000	Kaupthing Bank Claim No 20091216-0371	327,994
	205,000	Kaupthing Bank Claim No 20100104 1265	47,663
	690,000	Kaupthing Bank Claim No 20091230 0959	160,425
	210,000	Kaupthing Bank Claim No 20100107 0359	48,825
	210,000	Kaupthing Bank Claim No 20100107 0209	48,825
	220,000	Kaupthing Bank Claim No 20100107 0246	51,150
	220,000	Kaupthing Bank Claim No 20100107 0361	51,150
	220,000	Kaupthing Bank Claim No 20100107 0330	51,150
	230,000	Kaupthing Bank Claim No 20100107 0146	53,475

Par Value ($)		Description	Value ($)
		Trade Claims — continued
		Iceland — continued
	223,000	Kaupthing Bank Claim No 20100106 0002	51,847
	230,000	Kaupthing Bank Claim No 20100107 0570	53,475
	270,000	Kaupthing Bank Claim No 20100107 0299	62,775
	270,000	Kaupthing Bank Claim No 20100107 0313	62,775
	350,000	Kaupthing Bank Claim No 20100107 0228	81,375
	306,000	Kaupthing Bank Claim No 20100107 0422	71,145
	350,000	Kaupthing Bank Claim No 20100107 0505	81,375
	390,000	Kaupthing Bank Claim No 20100107 0449	90,675
	400,000	Kaupthing Bank Claim No 20100107 0596	93,000
	430,000	Kaupthing Bank Claim No 20100107 0438	99,975
EUR	2,757,000	Kaupthing Bank Claim No 20100103 0456	816,136
EUR	5,647,000	Kaupthing Bank Claim No 20100103 0458	1,671,644
EUR	6,000,000	Kaupthing Bank Claim No 20100106 0732	1,776,140
	634,000	Kaupthing Bank Claim No 20091231 0065	147,405
	500,000	Kaupthing Bank Claim No 20100625 0011	116,250
	250,000	Kaupthing Bank Claim No 20100107 0520	58,125
	500,000	Kaupthing Bank Claim No 20100107 0538	116,250
	230,000	Kaupthing Bank Claim No 20100107 0085	53,475
	250,000	Kaupthing Bank Claim No 20100107 0185	58,125
	300,000	Kaupthing Bank Claim No 20100107 0464	69,750
	400,000	Kaupthing Bank Claim No 20100107 0202	93,000
EUR	500,000	Kaupthing Bank Claim No 20100105 0937	148,012
EUR	773,600	Kaupthing Bank Claim No 20091230 0521	229,004
EUR	200,000	Kaupthing Bank Claim No 20091230 0326	59,205
EUR	773,600	Kaupthing Bank Claim No 20091230 0695	229,004
EUR	750,000	Kaupthing Bank Claim No 20100106 0152	222,017
	260,000	Kaupthing Bank Claim No 20100107 0588	60,450

60	See accompanying notes to the consolidated financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Par Value ($)		Description	Value ($)
		Trade Claims — continued
		Iceland — continued
	250,000	Kaupthing Bank Claim No 20100107 0345	58,125
	260,000	Kaupthing Bank Claim No 20100107 0372	60,450
	260,000	Kaupthing Bank Claim No 20100107 0354	60,450
EUR	1,603,000	Kaupthing Bank Claim No 20100106 1330	474,525
EUR	4,521,250	Kaupthing Bank Claim No 20100104 1696	1,338,395
EUR	1,695,000	Kaupthing Bank Claim No 20100103 0455	501,760
EUR	442,000	Kaupthing Bank Claim No 20091230 0928	130,842
EUR	386,800	Kaupthing Bank Claim No 20091230 0619	114,502
EUR	2,500,000	Kaupthing Bank Claim No 20090918 0077	740,058
EUR	18,000,000	Kaupthing Bank Claim No 20091229 0462	5,328,420
EUR	7,500,000	Kaupthing Bank Claim No 20100106 1040	2,220,175
	12,000,000	Kaupthing Bank Claim No 20091227 0008	2,790,000
EUR	5,000,000	Kaupthing Bank Claim No 20100106 0847	1,480,117
	12,000,000	Kaupthing Bank Claim No 20100106 0246	2,790,000
	5,000,000	Kaupthing Bank Claim No 20091222 0394	1,162,500
	510,000	Kaupthing Bank Claim No 20100107 0499	118,575
	540,000	Kaupthing Bank Claim No 20100107 0339	125,550
	550,000	Kaupthing Bank Claim No 20100107 0396	127,875
	470,000	Kaupthing Bank Claim No 20100107 0713	109,275
	600,000	Kaupthing Bank Claim No 20100107 0542	139,500
	339,000	Kaupthing Bank Claim No 20100625 0003	78,817
	270,800	Kaupthing Bank Claim No 20091228 0770	62,961
	292,000	Kaupthing Bank Claim No 20091228 0998	67,890
	800,000	Kaupthing Bank Claim No 20100104 0298	186,000
	300,000	Kaupthing Bank Claim No 20091227 0450	69,750
	190,000	Kaupthing Bank Claim No 20100107 0495	44,175

Par Value ($) / Number of Contracts		Description	Value ($)
		Trade Claims — continued
		Iceland — continued
	196,000	Kaupthing Bank Claim No 20100106 1074	45,570
	730,000	Kaupthing Bank Claim No 20100107 0508	169,725
	200,000	Kaupthing Bank Claim No 20100107 0104	46,500
	200,000	Kaupthing Bank Claim No 20100107 0215	46,500
	200,000	Kaupthing Bank Claim No 20100107 0067	46,500
	200,000	Kaupthing Bank Claim No 20100107 0163	46,500
	200,000	Kaupthing Bank Claim No 20100107 0433	46,500
	200,000	Kaupthing Bank Claim No 20100107 0399	46,500
	200,000	Kaupthing Bank Claim No 20100107 0456	46,500
	230,000	Kaupthing Bank Claim No 20100107 0174	53,475
	300,000	Kaupthing Bank Claim No 20100107 0251	69,750
	520,000	Kaupthing Bank Claim No 20100105 1277	120,900
EUR	1,554,000	Kaupthing Bank Claim No 20100103 0409	460,020
	500,000	Kaupthing Bank Claim No 20100107 0115	116,250
	506,000	Kaupthing Bank Claim No 20100106 1137	117,645
	510,000	Kaupthing Bank Claim No 20100107 0173	118,575

		Total Iceland	32,028,083

		Total Trade Claims	32,028,083

		TOTAL DEBT OBLIGATIONS (COST $92,581,419)	87,969,464

		OPTIONS PURCHASED — 0.1%

		Equity Options — 0.1%
	500	Pilgrim’s Pride Corp., Call, Expires 01/15/16, Strike 40.00	2,500
	1,600	American International Group, Inc., Put, Expires 01/15/16, Strike 55.00	291,200
	1,000	American International Group, Inc., Put, Expires 01/15/16, Strike 50.00	96,000

		Total Equity Options	389,700

		TOTAL OPTIONS PURCHASED (COST $1,108,850)	389,700

See accompanying notes to the consolidated financial statements.	61

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 33.8%

	Money Market Funds — 1.0%
7,984,784	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (d) (e)	7,984,784

	U.S. Government — 32.8%
6,000,000	U.S. Treasury Bill, 0.00%, due 09/24/15 (f) (g)	6,000,012
15,000,000	U.S. Treasury Bill, 0.01%, due 11/05/15 (f)	14,999,730
40,000,000	U.S. Treasury Bill, 0.02%, due 09/03/15 (f)	39,999,920
40,000,000	U.S. Treasury Bill, 0.04%, due 12/03/15 (f)	39,995,840
83,000,001	U.S. Treasury Bill, 0.04%, due 12/17/15 (d) (f)	82,990,040
45,000,000	U.S. Treasury Bill, 0.12%, due 12/24/15 (f)	44,982,540

Par Value ($)	Description	Value ($)
	U.S. Government — continued
8,000,000	U.S. Treasury Bill, 0.13%, due 01/07/16 (f) (h)	7,996,249
30,000,000	U.S. Treasury Bill, 0.15%, due 01/21/16 (f) (h)	29,982,060
5,000,000	U.S. Treasury Bill, 0.16%, due 02/04/16 (d) (f) (h)	4,996,495

	Total U.S. Government	271,942,886

	TOTAL SHORT-TERM INVESTMENTS (COST $279,916,991)	279,927,670

	TOTAL INVESTMENTS — 106.2% (Cost $890,077,804)	879,528,440
	Other Assets and Liabilities (net) — (6.2%)	(50,959,234)

	TOTAL NET ASSETS — 100.0%	$828,569,206

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/19/2015	BOA	CAD	3,200,000	USD	2,409,851	$(22,202)
10/19/2015	MSCI	CAD	3,200,000	USD	2,429,380	(2,673)
10/26/2015	BOA	EUR	7,499,250	USD	8,406,922	(15,350)
10/26/2015	DB	EUR	7,500,375	USD	8,384,857	(38,678)
10/26/2015	GS	EUR	7,500,000	USD	8,379,493	(43,621)
10/26/2015	MSCI	EUR	7,500,375	USD	8,403,945	(19,590)
10/23/2015	BOA	RON	80,000,000	USD	19,716,088	(516,729)

						$(658,843)

Futures Contracts (d)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
25	Natural Gas	April 2020	$199,438	$(61,500)
25	Natural Gas	March 2020	199,438	(61,500)
25	Natural Gas	July 2020	204,500	(56,438)
25	Natural Gas	August 2020	204,188	(56,750)
25	Natural Gas	February 2020	217,562	(43,375)
25	Natural Gas	May 2020	201,188	(59,750)
25	Natural Gas	September 2020	206,188	(54,750)
25	Natural Gas	November 2020	222,125	(38,813)
25	Natural Gas	October 2020	211,063	(49,875)
25	Natural Gas	June 2020	203,000	(57,938)
25	Natural Gas	December 2019	222,375	(38,562)
25	Natural Gas	January 2020	221,312	(39,625)
133	Uranium Futures	January 2017	1,321,687	155,683
133	Uranium Futures	June 2017	1,368,237	202,233
133	Uranium Futures	March 2017	1,339,975	173,971
133	Uranium Futures	February 2017	1,331,662	165,658
133	Uranium Futures	May 2017	1,359,925	193,921
133	Uranium Futures	April 2017	1,349,950	183,946

			$10,583,813	$456,536

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

62	See accompanying notes to the consolidated financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Written Options

Equity Options

Number of Contracts		Expiration Date	Description	Premiums	Market Value
Put	1,600	01/15/2016	American International Group, Inc., Strike 45.00	$220,254	$(97,600)
Put	1,440	01/15/2016	Canadian Natural Resources Ltd., Strike 28.00	679,178	(950,400)
Put	1,400	01/15/2016	Canadian Natural Resources Ltd., Strike 32.00	535,563	(1,442,000)
Put	440	01/15/2016	Cimpress NV, Strike 70.00	361,522	(314,600)
Call	437	01/15/2016	Pilgrim’s Pride Corp., Strike 20.00	409,312	(367,080)

				$2,205,829	$(3,171,680)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
35,000,000	USD	12/20/2015	GS	(Pay)	5.00%	0.75%	Ally Financial, Inc.	N/A	$(452,380)
50,000,000	USD	12/20/2016	CSI	(Pay)	1.00%	0.15%	AIG	N/A	(560,856)
5,000,000	USD	9/20/2017	BCLY	(Pay)	1.00%	0.64%	Newmont Mining Corp.	N/A	(36,307)
5,000,000	USD	9/20/2017	BCLY	(Pay)	1.00%	0.64%	Newmont Mining Corp.	N/A	(36,307)
5,000,000	EUR	6/20/2019	JPM	(Pay)	1.00%	1.00%	Abesm	N/A	395
5,000,000	USD	12/20/2019	CSI	(Pay)	1.00%	0.44%	Tyson Foods	N/A	(118,252)
10,000,000	USD	12/20/2019	GS	(Pay)	1.00%	1.02%	GATX Corp.	N/A	9,340
10,000,000	USD	12/20/2019	GS	(Pay)	1.00%	0.44%	Ryder System	N/A	(236,044)
15,000,000	EUR	3/20/2020	BCLY	(Pay)	1.00%	2.11%	Banco Santander S.A.	N/A	816,666
10,000,000	EUR	3/20/2020	JPM	(Pay)	1.00%	1.08%	Abesm	N/A	38,206
10,000,000	USD	3/20/2020	JPM	(Pay)	1.00%	1.09%	GATX Corp.	N/A	41,321

									$(534,218)

							Premiums to (Pay) Receive		$2,601,220

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of August 31, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the consolidated financial statements.	63

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	Security is in default.

(d)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(f)	The rate shown represents yield-to-maturity.

(g)	Rate rounds to 0.00%.

(h)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

64	See accompanying notes to the consolidated financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	62.6%
Short-Term Investments	17.4
Debt Obligations	16.6
Preferred Stocks	1.8
Investment Funds	1.0
Loan Participations	0.1
Forward Currency Contracts	0.0 ^
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Reverse Repurchase Agreements	(0.1)
Swap Contracts	(0.1)
Written/Credit Linked Options	(0.1)
Other	0.8

100.0%

Country Summary**	Debt Obligations as a % of Total Net Assets
United States	9.7%
Other Emerging***	5.3

15.0%

Country Summary**	Equity Investments as a % of Total Net Assets
United States	19.6%
United Kingdom	7.0
Japan	6.7
France	4.6
Other Developed****	4.5
Germany	3.2
Taiwan	2.7
Korea	2.6
China	2.4
Other Emerging***	2.1
India	2.1
Russia	2.1
Canada	1.8
Brazil	1.8
Euro Region*****	1.7
Turkey	1.6
Spain	1.3
Italy	1.2

69.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

***	The “Emerging” exposure is primarily comprised of: Angola, Argentina, Azerbaijan, Brazil, Chile, China, Colombia, Congo, Costa Rica, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Iraq, Korea, Malaysia, Mexico, Morocco, Pakistan, Panama, Peru, Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Taiwan, Thailand, Tunisia, Turkey, Ukraine, Uruguay, Venezuela, and Vietnam.

***	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Total Net Assets.

****	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Total Net Assets.

*****	“Euro Region” is comprised of derivative financial instruments attributed to the eurozone and not a particular country.

^	Rounds to 0.00%.

65

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 90.6%

	Affiliated Issuers — 90.6%
3,651,217	GMO Debt Opportunities Fund, Class VI	90,696,221
11,470,954	GMO Emerging Country Debt Fund, Class IV	104,385,685
49,044,452	GMO Emerging Markets Fund, Class VI	407,559,396
30,825,154	GMO International Equity Fund, Class IV	670,138,843
6,505,415	GMO Risk Premium Fund, Class VI	60,630,464
28,157,460	GMO U.S. Equity Allocation Fund, Class VI	416,167,256
10,339,306	GMO U.S. Treasury Fund	258,482,639

	TOTAL MUTUAL FUNDS (COST $2,166,113,014)	2,008,060,504

	DEBT OBLIGATIONS — 9.4%

	Asset-Backed Securities — 0.0%
527,835	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.50%, due 05/28/39	299,506

	U.S. Government — 9.4%
18,168,773	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (a)	17,429,958
67,008,541	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	64,551,539
26,784,725	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (a)	26,809,126
31,706,647	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	35,272,408
1,946,378	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	2,199,280
3,984,927	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	4,616,080
2,682,337	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (a)	3,159,219
29,004,534	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	35,021,467
12,626,251	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	17,518,430

	Total U.S. Government	206,577,507

	TOTAL DEBT OBLIGATIONS (COST $208,120,297)	206,877,013

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
168,114	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (b)	168,114

	TOTAL SHORT-TERM INVESTMENTS (COST $168,114)	168,114

	TOTAL INVESTMENTS — 100.0% (Cost $2,374,401,425)	2,215,105,631
	Other Assets and Liabilities (net) — 0.00%	844,456

	TOTAL NET ASSETS — 100.0%	$2,215,950,087

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

66	See accompanying notes to the financial statements.

GMO Systematic Global Macro Opportunity Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2015 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Short-Term Investments	52.7%
Futures Contracts**	47.0
Forward Currency Contracts	0.2
Debt Obligations	0.1
Swap Contracts	(0.0)^

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Systematic Global Macro Opportunity Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO Systematic Global Macro Opportunity Fund.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Futures concentrations use the net notional contract amounts for purposes of computing asset class exposures. See Schedule of Investments for more information.

**	Some or all is comprised of commodity exposure. See the Consolidated Schedule of Investments.

^	Rounds to 0.0%.

67

GMO Systematic Global Macro Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 39.5%

	Affiliated Issuers — 39.5%
115,436	GMO Debt Opportunities Fund, Class VI	2,867,419
22,357,983	GMO U.S. Treasury Fund	558,949,578

	Total United States	561,816,997

	TOTAL MUTUAL FUNDS (COST $562,086,040)	561,816,997

	SHORT-TERM INVESTMENTS — 60.5%

	Money Market Funds — 2.6%
22,095,993	SSgA USD Liquidity Fund – Class S2 Shares (a)	22,095,993
14,455,046	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	14,455,046

	Total Money Market Funds	36,551,039

	U.S. Government — 57.9%
111,288,000	U.S. Treasury Bill, 0.00%, due 10/08/15 (a) (c) (d) (e)	111,288,000
45,066,000	U.S. Treasury Bill, 0.01%, due 09/10/15 (a) (c) (e)	45,065,820
65,000,000	U.S. Treasury Bill, 0.13%, due 01/07/16 (a) (c) (e)	64,969,515
122,000,000	U.S. Treasury Bill, 0.01%, due 11/12/15 (a) (c)	121,998,780
190,000,000	U.S. Treasury Bill, 0.22%, due 02/18/16 (a) (c)	189,807,720
20,000,000	U.S. Treasury Bill, 0.12%, due 12/24/15 (c)	19,992,240
50,000,000	U.S. Treasury Bill, 0.04%, due 12/17/15 (a) (c)	49,994,000
70,000,000	U.S. Treasury Bill, 0.03%, due 10/22/15 (a) (c)	69,997,340
42,000,000	U.S. Treasury Bill, 0.00%, due 10/15/15 (a) (c) (d)	42,000,000
100,000,000	U.S. Treasury Bill, 0.00%, due 09/17/15 (a) (c) (d)	99,999,900
8,000,000	U.S. Treasury Bill, 0.00%, due 09/24/15 (a) (c) (d)	8,000,016

	Total U.S. Government	823,113,331

	TOTAL SHORT-TERM INVESTMENTS (COST $859,627,947)	859,664,370

	TOTAL INVESTMENTS — 100.0% (Cost $1,421,713,987)	1,421,481,367
	Other Assets and Liabilities (net) — 0.00%	609,584

	TOTAL NET ASSETS — 100.0%	$1,422,090,951

A summary of outstanding financial instruments at August 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/09/2015	JPM	USD	1,726,626	AUD	2,353,408	$(54,996)
10/09/2015	SSB	AUD	206,288,731	USD	151,228,412	4,701,046

						$4,646,050

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
1,156	FTSE 100	September 2015	$109,885,813	$(8,281,475)
3,409	U.S. Treasury Note 10 Yr. (CBT)	December 2015	433,156,062	(4,807)
5,739	Euro STOXX 50 Futures	September 2015	209,786,120	(9,154,918)

			$752,827,995	$(17,441,200)

Sales
395	S&P TSX 60 Index	September 2015	$48,338,143	$1,426,084
347	Japanese Government Bond 10 Yr. (OSE)	September 2015	423,666,960	(3,778,593)
157	SPI 200	September 2015	14,397,963	47,737
74	S&P 500 E-Mini	September 2015	7,286,040	(85,982)
159	Gold 100 OZ (a)	December 2015	18,006,750	373,494

			$511,695,856	$(2,017,260)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

68	See accompanying notes to the financial statements.

GMO Systematic Global Macro Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Systematic Global Macro Opportunity Fund.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2015. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	Rate rounds to 0.00%.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2015 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

GDR - Global Depository Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depository Receipt

MSCI - Morgan Stanley Capital International

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

REIT - Real Estate Investment Trust

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium

Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States

Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31,

2015, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman &

Co.

BCI - Barclays Capital Inc.

BCLY - Barclays Bank Plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co.

International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

USD - United States Dollar

ZAR - South African Rand

70	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited)

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$10,006,304	$20,345,140,357	$4,258,608,664	$3,768,277,335
Investments in unaffiliated issuers, at value (Note 2)(b)	1,487,016,868	11,392,705	386,192,086	1,144,264
Foreign currency, at value (Note 2)(c)	397,317	—	—	—
Receivable for investments sold	83,924,052	60,170,301	4,853,958	886,936
Receivable for Fund shares sold	—	430,000	80,870	5,260
Dividends receivable	3,750,064	—	874,339	23,830
Dividend withholding taxes receivable	746,513	—	—	—
Receivable for foreign currency sold	20,338	—	—	—
Receivable for variation margin on open futures contracts (Note 4)	12,950,255	—	—	—
Due from broker (Note 2)	65,344,119	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	106,299	2,937,219	18,042	19,003
Miscellaneous receivable	6,304	107,547	8,160	1,436

Total assets	1,664,268,433	20,420,178,129	4,650,636,119	3,770,358,064

Liabilities:
Due to custodian	65,302,262	—	—	—
Payable for investments purchased	6,304	—	78,618	23,725
Payable for Fund shares repurchased	18,104	60,181,558	4,614,069	1,030,984
Payable to affiliate for (Note 5):
Management fee	737,013	11,594,772	—	—
Supplemental support fee – Class MF	—	974,087	—	—
Shareholder service fee	148,141	1,082,815	—	—
Payable to agents unaffiliated with GMO	341	2,232	527	496
Payable to Trustees and related expenses	7,581	31,071	8,733	10,385
Accrued expenses	314,564	298,539	105,607	128,139

Total liabilities	66,534,310	74,165,074	4,807,554	1,193,729

Net assets	$1,597,734,123	$20,346,013,055	$4,645,828,565	$3,769,164,335

Net assets consist of:
Paid-in capital	$2,445,075,027	$21,786,030,150	$5,219,585,352	$4,178,358,231
Accumulated undistributed net investment income	19,242,681	—	97,233,757	65,507,351
Distributions in excess of net investment income	—	(9,544,499)	—	—
Accumulated net realized (loss)	(873,456,622)	(120,341,242)	(116,862,792)	(82,277,464)
Net unrealized appreciation (depreciation)	6,873,037	(255,640,905)	(554,127,752)	(392,423,783)
Accumulated deconsolidation impact (Note 2)	—	(1,054,490,449)	—	—

	$1,597,734,123	$20,346,013,055	$4,645,828,565	$3,769,164,335

Net assets attributable to:
Class III shares	$11,568,439	$6,260,635,153	$4,645,828,565	$3,769,164,335

Class IV shares	$1,586,165,684	$3,024,173,940	$—	$—

Class MF shares	$—	$11,061,203,962	$—	$—

Shares outstanding:
Class III	525,705	253,651,055	256,059,759	379,621,216

Class IV	72,019,911	122,557,742	—	—

Class MF	—	448,019,691	—	—

Net asset value per share:
Class III	$22.01	$24.68	$18.14	$9.93

Class IV	$22.02	$24.68	$—	$—

Class MF	$—	$24.69	$—	$—

(a) Cost of investments – affiliated issuers:	$10,006,304	$20,600,781,262	$4,810,655,361	$4,160,675,909
(b) Cost of investments – unaffiliated issuers:	$1,558,347,244	$11,392,705	$388,273,141	$1,169,473
(c) Cost of foreign currency:	$402,366	$—	$—	$—

See accompanying notes to the financial statements.	71

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,585,628,397	$3,184,922,084	$—	$1,076,195,238
Investments in unaffiliated issuers, at value (Note 2)(b)	544,330	1,055,528	16,299,668,712	369,656
Foreign currency, at value (Note 2)(c)	—	—	42,448,706	—
Receivable for investments sold	—	—	354,387,648	—
Cash	—	—	11,325,957	—
Receivable for Fund shares sold	—	—	—	19,685
Dividends and interest receivable	—	—	31,226,172	—
Dividend withholding taxes receivable	—	—	12,338,440	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	205,085,201	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	107,703	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	3,928,395	—
Due from broker (Note 2)	—	—	585,058,490	—
Receivable for open OTC swap contracts (Note 4)	—	—	22,213,778	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	13,051	16,523	666,438	12,400
Miscellaneous receivable	—	—	125,703	14

Total assets	1,586,185,778	3,185,994,135	17,568,581,343	1,076,596,993

Liabilities:
Investments sold short, at value (Note 2)(d)	—	—	428,415,652	—
Payable for investments purchased	—	—	409,659,767	—
Payable for Fund shares repurchased	—	—	60,290,882	2,213
Payable to affiliate for (Note 5):
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	3,855,743	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	151,118,789	—
Interest payable for open OTC swap contracts	—	—	1,213,587	—
Interest and dividend payable for short sales	—	—	1,776,198	—
Payable for open OTC swap contracts (Note 4)	—	—	26,028,361	—
Written options outstanding, at value (Note 4)(e)	—	—	164,911,849	—
Payable to agents unaffiliated with GMO	186	403	1,643	124
Payable to Trustees and related expenses	3,010	6,938	21,308	1,480
Accrued expenses	71,695	99,519	1,694,588	61,168

Total liabilities	74,891	106,860	1,248,988,367	64,985

Net assets	$1,586,110,887	$3,185,887,275	$16,319,592,976	$1,076,532,008

(a) Cost of investments – affiliated issuers:	$1,720,312,351	$3,742,666,724	$—	$1,134,494,172
(b) Cost of investments – unaffiliated issuers:	$544,330	$1,055,528	$17,458,285,279	$369,656
(c) Cost of foreign currency:	$—	$—	$42,729,995	$—
(d) Proceeds from securities sold short:	$—	$—	$448,526,625	$—
(e) Premiums on options:	$—	$—	$188,941,370	$—

72	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Net assets consist of:
Paid-in capital	$1,720,796,587	$3,731,827,429	$17,711,873,675	$1,265,934,139
Accumulated undistributed net investment income	5,586,840	9,983,756	—	4,456,951
Distributions in excess of net Investment income	—	—	(37,281,336)	—
Accumulated net realized gain (loss)	(5,588,586)	1,820,730	(193,306,371)	(135,560,148)
Net unrealized depreciation	(134,683,954)	(557,744,640)	(1,161,692,992)	(58,298,934)

	$1,586,110,887	$3,185,887,275	$16,319,592,976	$1,076,532,008

Net assets attributable to:
Core Class shares	$—	$—	$16,319,592,976	$—

Class III shares	$1,586,110,887	$3,185,887,275	$—	$1,076,532,008

Shares outstanding:
Core Class	—	—	1,306,837,224	—

Class III	80,787,880	434,444,281	—	69,904,614

Net asset value per share:
Core Class	$—	$—	$12.49	$—

Class III	$19.63	$7.33	$—	$15.40

See accompanying notes to the financial statements.	73

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund	Consolidated Systematic Global Macro Opportunity Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,406,268,021	$159,623	$2,008,060,504	$561,816,997
Investments in unaffiliated issuers, at value (Note 2)(b)	378,895	879,368,817	207,045,127	859,664,370
Foreign currency, at value (Note 2)(c)	—	118,078	—	—
Receivable for investments sold	5,820,461	6,510,013	—	—
Receivable for Fund shares sold	—	—	12,555,750	—
Dividends and interest receivable	—	1,647,964	453,492	209,079
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	—	4,701,046
Receivable for variation margin on open futures contracts (Note 4)	—	—	—	23,850
Due from broker (Note 2)	—	423	—	—
Receivable for open OTC swap contracts (Note 4)	—	905,928	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	13,020	—	12,896	35,067
Miscellaneous receivable	15,342	8,818	5,428	—

Total assets	1,412,495,739	888,719,664	2,228,133,197	1,426,450,409

Liabilities:
Payable for investments purchased	—	51,014,691	3,424,608	43,720
Payable for Fund shares repurchased	5,682,001	1,763,505	8,661,986	1,014,655
Accrued foreign capital gains tax payable (Note 2)	—	457,299	—	—
Payable to affiliate for (Note 5):
Management fee	—	792,401	—	881,886
Shareholder service fee	—	39,620	—	188,974
Payable for variation margin on open futures contracts (Note 4)	—	23,863	—	939,655
Unrealized depreciation on open forward currency contracts (Note 4)	—	658,843	—	54,996
Interest payable for open OTC swap contracts	—	598,894	—	—
Due to broker (Note 2)	—	—	—	1,091,496
Payable for open OTC swap contracts (Note 4)	—	1,440,146	—	—
Written options outstanding, at value (Note 4)(d)	—	3,171,680	—	—
Payable to agents unaffiliated with GMO	155	93	248	155
Payable to Trustees and related expenses	2,648	1,040	4,312	2,406
Accrued expenses	65,542	188,383	91,956	141,515

Total liabilities	5,750,346	60,150,458	12,183,110	4,359,458

Net assets	$1,406,745,393	$828,569,206	$2,215,950,087	$1,422,090,951

(a) Cost of investments – affiliated issuers:	$1,579,702,169	$317,181	$2,166,113,014	$562,086,040
(b) Cost of investments – unaffiliated issuers:	$378,895	$889,760,623	$208,288,411	$859,627,947
(c) Cost of foreign currency:	$—	$124,098	$—	$—
(d) Premiums on options	$—	$2,205,829	$—	$—

74	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2015 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund	Consolidated Systematic Global Macro Opportunity Fund
Net assets consist of:
Paid-in capital	$1,617,612,547	$838,745,988	$2,373,113,628
Accumulated undistributed net investment income	5,207,073	674,467	41,127,637
Accumulated net realized loss	(42,640,079)	(896,499)	(38,995,384)
Net unrealized depreciation	(173,434,148)	(9,954,750)	(159,295,794)

	$1,406,745,393	$828,569,206	$2,215,950,087

Net assets attributable to:
Class III shares	$1,406,745,393	$—	$2,215,950,087	$1,422,090,951

Class VI shares	$—	$828,569,206	$—	$—

Shares outstanding:
Class III	155,396,540	—	116,508,989	42,802,843

Class VI	—	42,356,778	—	—

Net asset value per share:
Class III	$9.05	$—	$19.02	$33.22

Class VI	$—	$19.56	$—	$—

See accompanying notes to the financial statements.	75

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2015 (Unaudited)

		Benchmark-Free Allocation Fund
	Alpha Only Fund	Period Ended July 31, 2015*	Period from August 1, 2015 to August 31, 2015	Total Period Ended August 31, 2015	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$6,304	$56,942,754	$—	$56,942,754	$102,031,991	$74,315,270
Dividends from unaffiliated issuers (Net of withholding tax)(a)	32,695,259	139,050,345	—	139,050,345	—	—
Interest	106,956	21,507,900	166	21,508,066	245,535	18,925

Total investment income	32,808,519	217,500,999	166	217,501,165	102,277,526	74,334,195

Expenses:
Management fee (Note 5)	6,759,786	60,323,222	11,595,615	71,918,837	—	—
Shareholder service fee – Class III (Note 5)	19,111	4,013,748	819,651	4,833,399	—	—
Shareholder service fee – Class IV (Note 5)	1,339,217	1,511,496	263,291	1,774,787	—	—
Supplemental support fee – Class MF (Note 5)	—	5,093,167	974,087	6,067,254	—	—
Audit and tax fees	52,260	121,883	7,967	129,850	30,331	35,810
Custodian and fund accounting agent fees	514,538	1,878,633	8,184	1,886,817	29,072	34,123
Legal fees	28,152	249,407	27,063	276,470	37,727	36,432
Interest expense (Note 2)	—	538,218	—	538,218	—	—
Dividend expense on short sales	—	4,377,032	—	4,377,032	—	—
Registration fees	2,944	4,131	837	4,968	—	2,760
Transfer agent fees	19,779	—	—	—	—	—
Trustees fees and related expenses (Note 5)	18,584	171,513	20,026	191,539	27,968	27,048
Miscellaneous	23,759	98,559	8,153	106,712	12,696	14,720

Total expenses	8,778,130	78,381,009	13,724,874	92,105,883	137,794	150,893
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(623,745)	(2,262,870)	(49,662)	(2,312,532)	(106,323)	(120,901)
Indirectly incurred fees waived or borne by GMO (Note 5)	—	(12,570,733)	(2,177,520)	(14,748,253)	—	—
Shareholder service fee waived (Note 5)	—	(2,243,179)	(381,479)	(2,624,658)	—	—
Supplemental support fee waived – Class MF (Note 5)	—	(1,826,409)	(333,958)	(2,160,367)	—	—

Net expenses	8,154,385	59,477,818	10,782,255	70,260,073	31,471	29,992

Net investment income (loss)	24,654,134	158,023,181	(10,782,089)	147,241,092	102,246,055	74,304,203

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	105,444,893	145,285,827	—	145,285,827	—	20,037
Investments in securities sold short	—	(14,418,101)	—	(14,418,101)	—	—
Investments in affiliated issuers	—	(49,132,344)	21,445,934	(27,686,410)	(129,729,104)	(23,302,992)
Realized gain distributions from affiliated issuers (Note 10)	—	—	—	—	33,669,132	29,294,979
Futures contracts	(128,541,042)	(42,066,606)	—	(42,066,606)	—	—
Written options	—	(90,893,529)	—	(90,893,529)	—	—
Swap contracts	—	(98,393,961)	—	(98,393,961)	—	—
Foreign currency, forward contracts and foreign currency related transactions	(282,196)	23,473,548	—	23,473,548	—	—

Net realized gain (loss)	(23,378,345)	(126,145,166)	21,445,934	(104,699,232)	(96,059,972)	6,012,024

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	(250,614,212)	(699,761,100)	486,757,388	(213,003,712)	(2,081,055)	4,336
Investments in affiliated issuers	—	(11,645,639)	(222,643,474)	(234,289,113)	(393,608,861)	(391,177,684)
Investments in securities sold short	—	39,166,362	532,568	39,698,930	—	—
Futures contracts	199,388,449	(5,468,290)	39,974	(5,428,316)	—	—
Written options	—	10,815,730	(29,940,131)	(19,124,401)	—	—
Swap contracts	—	(68,872,915)	13,397,566	(55,475,349)	—	—
Foreign currency, forward contracts and foreign currency related transactions	46,777	(14,717,946)	(31,241,736)	(45,959,682)	—	—

Net unrealized gain (loss)	(51,178,986)	(750,483,798)	216,902,155	(533,581,643)	(395,689,916)	(391,173,348)

Net realized and unrealized gain (loss)	(74,557,331)	(876,628,964)	238,348,089	(638,280,875)	(491,749,888)	(385,161,324)

Net increase (decrease) in net assets resulting from operations	$(49,903,197)	$(718,605,783)	$227,566,000	$(491,039,783)	$(389,503,833)	$(310,857,121)

(a) Withholding tax:	$1,797,215	$16,609,487	$—	$16,609,487	$—	$—
(b) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$(15,729)	$(163,704)	$—	$(163,704)	$—	$—
* Amounts are consolidated through July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).

76	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2015 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$5,981,760	$12,087,250	$—	$4,827,315
Interest	56	89	27,109,042	56
Dividends from unaffiliated issuers (Net of withholding tax)(a)	—	—	156,436,131	—

Total investment income	5,981,816	12,087,339	183,545,173	4,827,371

Expenses:
Interest expense (Note 2)	—	—	572,549	—
Audit and tax fees	29,502	29,502	110,120	29,502
Custodian, fund accounting agent and transfer agent fees	26,498	28,828	2,457,922	28,582
Dividend expense on short sales	—	—	6,153,230	—
Legal fees	12,880	28,432	151,336	8,464
Registration fees	1,104	1,472	—	1,288
Trustees fees and related expenses (Note 5)	9,752	20,976	87,400	6,256
Miscellaneous	7,609	11,592	58,339	5,888

Total expenses	87,345	120,802	9,590,896	79,980
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(76,240)	(97,154)	(2,684,967)	(72,988)

Net expenses	11,105	23,648	6,905,929	6,992

Net investment income (loss)	5,970,711	12,063,691	176,639,244	4,820,379

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	—	(115,339,251)	—
Investments in affiliated issuers	6,683,145	(13,884,739)	—	8,849,972
Realized gain distributions from affiliated issuers (Note 10)	25,817,957	47,304,280	—	—
Futures contracts	—	—	(42,231,173)	—
Written options	—	—	26,469,155	—
Swap contracts	—	—	(73,049,133)	—
Foreign currency, forward contracts and foreign currency related transactions	—	—	22,222,287	—

Net realized gain (loss)	32,501,102	33,419,541	(181,928,115)	8,849,972

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	—	—	(1,371,623,958)	—
Investments in affiliated issuers	(180,000,023)	(389,061,084)	—	(117,780,367)
Investments in securities sold short	—	—	59,809,903	—
Futures contracts	—	—	(5,399,348)	—
Written options	—	—	4,905,120	—
Swap contracts	—	—	(115,529,580)	—
Foreign currency, forward contracts and foreign currency related transactions	—	—	(138,817)	—

Net unrealized gain (loss)	(180,000,023)	(389,061,084)	(1,427,976,680)	(117,780,367)

Net realized and unrealized gain (loss)	(147,498,921)	(355,641,543)	(1,609,904,795)	(108,930,395)

Net increase (decrease) in net assets resulting from operations	$(141,528,210)	$(343,577,852)	$(1,433,265,551)	$(104,110,016)

(a) Withholding tax:	$—	$—	$17,767,346	$—
(b) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$—	$(163,704)	$—

See accompanying notes to the financial statements.	77

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2015 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund	Consolidated Systematic Global Macro Opportunity Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$6,000,749	$—	$45,717,865	$233,385
Dividends from unaffiliated issuers (Net of withholding tax)(a)	—	5,856,154	—	—
Interest	45	2,296,226	136,713	409,739

Total investment income	6,000,794	8,152,380	45,854,578	643,124

Expenses:
Management fee (Note 5)	—	4,766,655	—	5,335,991
Shareholder service fee – Class VI (Note 5)	—	238,333	—	1,143,427
Audit and tax fees	29,502	63,738	28,473	40,744
Custodian, fund accounting agent and transfer agent fees	26,773	225,698	26,868	135,568
Legal fees	11,592	362,792	18,032	14,720
Registration fees	2,392	2,760	1,472	—
Trustees fees and related expenses (Note 5)	8,832	4,600	13,616	8,280
Miscellaneous	7,176	21,159	8,832	28,152

Total expenses	86,267	5,685,735	97,293	6,706,882
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(76,515)	—	(82,205)	(214,585)
Indirectly incurred fees waived or borne by GMO (Note 5)	—	—	—	(3,596)
Shareholder service fee waived (Note 5)	—	—	—	(791)

Net expenses	9,752	5,685,735	15,088	6,487,910

Net investment income (loss)	5,991,042	2,466,645	45,839,490	(5,844,786)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	—	8,751,647	254	94,250
Investments in affiliated issuers	16,390,940	—	(44,053,654)	—
Realized gain distributions from affiliated issuers (Note 10)	—	—	18,626,313	17,883
Futures contracts	—	—	—	6,228,049
Written options	—	575,348	—	—
Swap contracts	—	(1,904,896)	—	—
Foreign currency, forward contracts and foreign currency related transactions	—	4,268,823	—	10,306,614

Net realized gain (loss)	16,390,940	11,690,922	(25,427,087)	16,646,796

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(c)	—	(16,582,433)	(1,032,377)	6,195
Investments in affiliated issuers	(197,044,476)	(32,361)	(235,465,141)	4,605
Futures contracts	—	(1,102,838)	—	(41,182,684)
Written options	—	(1,215,807)	—	—
Swap contracts	—	1,944,712	—	—
Foreign currency, forward contracts and foreign currency related transactions	—	(4,126,158)	—	4,349,267

Net unrealized gain (loss)	(197,044,476)	(21,114,885)	(236,497,518)	(36,822,617)

Net realized and unrealized gain (loss)	(180,653,536)	(9,423,963)	(261,924,605)	(20,175,821)

Net increase (decrease) in net assets resulting from operations	$(174,662,494)	$(6,957,318)	$(216,085,115)	$(26,020,607)

(a) Withholding tax:	$—	$325,598	$—	$—
(b) Foreign capital gains tax on net realized gain (loss):	$—	$143,637	$—	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$87,394	$—	$—

78	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Alpha Only Fund		Benchmark-Free Allocation Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)*	Year Ended February 28, 2015*
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$24,654,134	$57,062,963	$147,241,092	$252,760,802
Net realized gain (loss)	(23,378,345)	(248,020,500)	(104,699,232)	691,334,870
Change in net unrealized appreciation (depreciation)	(51,178,986)	76,824,447	(533,581,643)	(103,212,380)
Accumulated deconsolidation impact (Note 2)	—	—	(1,054,490,449)	—

Net increase (decrease) in net assets from operations	(49,903,197)	(114,133,090)	(1,545,530,232)	840,883,292

Distributions to shareholders from:
Net investment income
Class III	(451,284)	(536,823)	(85,487,336)	(95,501,869)
Class IV	(41,140,456)	(59,472,040)	(48,744,018)	(56,862,283)
Class MF	—	—	(157,879,410)	(236,641,323)

Total distributions from net investment income	(41,591,740)	(60,008,863)	(292,110,764)	(389,005,475)

Net realized gains
Class III	—	—	(44,107,021)	(129,017,202)
Class IV	—	—	(24,797,845)	(78,349,264)
Class MF	—	—	(79,692,381)	(324,179,672)

Total distributions from net realized gains	—	—	(148,597,247)	(531,546,138)

Net share transactions (Note 9):
Class III	(14,144,830)	(7,192,885)	812,336,184	2,944,400,540
Class IV	(1,656,708,736)	(17,492,978)	(25,180,339)	845,915,097
Class MF	—	—	(118,559,668)	3,215,767,859

Increase (decrease) in net assets resulting from net share transactions	(1,670,853,566)	(24,685,863)	668,596,177	7,006,083,496

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	1,130,158	1,972,317
Class IV	—	—	618,255	1,280,297
Class MF	—	—	2,125,969	5,175,128

Increase in net assets resulting from purchase premiums and redemption fees	—	—	3,874,382	8,427,742

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,670,853,566)	(24,685,863)	672,470,559	7,014,511,238

Total increase (decrease) in net assets	(1,762,348,503)	(198,827,816)	(1,313,767,684)	6,934,842,917

Net assets:
Beginning of period	3,360,082,626	3,558,910,442	21,659,780,739	14,724,937,822

End of period	$1,597,734,123	$3,360,082,626	$20,346,013,055	$21,659,780,739

Accumulated undistributed net investment income	$19,242,681	$36,180,287	$—	$233,825,925

Distributions in excess of net investment income	$—	$—	$(9,544,999)	$—

*	Amounts are consolidated through July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).

See accompanying notes to the financial statements.	79

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$102,246,055	$136,957,451	$74,304,203	$144,827,949
Net realized gain (loss)	(96,059,972)	204,375,535	6,012,024	303,559,531
Change in net unrealized appreciation (depreciation)	(395,689,916)	(83,722,700)	(391,173,348)	(236,107,811)

Net increase (decrease) in net assets from operations	(389,503,833)	257,610,286	(310,857,121)	212,279,669

Distributions to shareholders from:
Net investment income
Class III	(12,250,249)	(183,147,720)	(12,867,816)	(180,749,901)

Total distributions from net investment income	(12,250,249)	(183,147,720)	(12,867,816)	(180,749,901)

Net realized gains
Class III	(143,010,501)	(472,307,625)	(193,655,005)	(275,598,727)

Total distributions from net realized gains	(143,010,501)	(472,307,625)	(193,655,005)	(275,598,727)

Net share transactions (Note 9):
Class III	138,121,174	1,081,555,538	(583,314,905)	(251,210,264)

Increase (decrease) in net assets resulting from net share transactions	138,121,174	1,081,555,538	(583,314,905)	(251,210,264)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	109,745	993,727	936,785	1,288,222

Increase in net assets resulting from purchase premiums and redemption fees	109,745	993,727	936,785	1,288,222

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	138,230,919	1,082,549,265	(582,378,120)	(249,922,042)

Total increase (decrease) in net assets	(406,533,664)	684,704,206	(1,099,758,062)	(493,991,001)

Net assets:
Beginning of period	5,052,362,229	4,367,658,023	4,868,922,397	5,362,913,398

End of period	$4,645,828,565	$5,052,362,229	$3,769,164,335	$4,868,922,397

Accumulated undistributed net investment income	$97,233,757	$7,237,951	$65,507,351	$4,070,964

80	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,970,711	$56,074,526	$12,063,691	$123,858,368
Net realized gain (loss)	32,501,102	144,298,665	33,419,541	303,389,449
Change in net unrealized appreciation (depreciation)	(180,000,023)	(146,557,880)	(389,061,084)	(339,474,905)

Net increase (decrease) in net assets from operations	(141,528,210)	53,815,311	(343,577,852)	87,772,912

Distributions to shareholders from:
Net investment income
Class III	(955,641)	(59,234,772)	(4,050,836)	(127,642,887)

Total distributions from net investment income	(955,641)	(59,234,772)	(4,050,836)	(127,642,887)

Net realized gains
Class III	(106,834,556)	(146,463,927)	(249,228,716)	(254,855,622)

Total distributions from net realized gains	(106,834,556)	(146,463,927)	(249,228,716)	(254,855,622)

Net share transactions (Note 9):
Class III	64,891,765	331,047,449	(17,983,495)	1,145,075,404

Increase (decrease) in net assets resulting from net share transactions	64,891,765	331,047,449	(17,983,495)	1,145,075,404

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	82,100	231,233	472,382	1,587,062

Increase in net assets resulting from purchase premiums and redemption fees	82,100	231,233	472,382	1,587,062

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	64,973,865	331,278,682	(17,511,113)	1,146,662,466

Total increase (decrease) in net assets	(184,344,542)	179,395,294	(614,368,517)	851,936,869

Net assets:
Beginning of period	1,770,455,429	1,591,060,135	3,800,255,792	2,948,318,923

End of period	$1,586,110,887	$1,770,455,429	$3,185,887,275	$3,800,255,792

Accumulated undistributed net investment income	$5,586,840	$571,770	$9,983,756	$1,970,901

See accompanying notes to the financial statements.	81

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$176,639,244	$250,680,130	$4,820,379	$48,822,099
Net realized gain (loss)	(181,928,115)	695,059,770	8,849,972	48,475,872
Change in net unrealized appreciation (depreciation)	(1,427,976,680)	(51,854,146)	(117,780,367)	(119,670,547)

Net increase (decrease) in net assets from operations	(1,433,265,551)	893,885,754	(104,110,016)	(22,372,576)

Distributions to shareholders from:
Net investment income
Class III	—	—	(570,780)	(48,613,157)

Total distributions from net investment income	—	—	(570,780)	(48,613,157)

Net share transactions (Note 9):
Core Class	1,835,094,179	4,861,075,929	—	—
Class III	—	—	586,591	100,846,486

Increase (decrease) in net assets resulting from net share transactions	1,835,094,179	4,861,075,929	586,591	100,846,486

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	1,898,022	—	132,728	141,178

Increase in net assets resulting from redemption fees	1,898,022	—	132,728	141,178

Total increase (decrease) in net assets resulting from net share transactions and redemption fees	1,836,992,201	4,861,075,929	719,319	100,987,664

Total increase (decrease) in net assets	403,726,650	5,754,961,683	(103,961,477)	30,001,931

Net assets:
Beginning of period	15,915,866,326	10,160,904,643	1,180,493,485	1,150,491,554

End of period	$16,319,592,976	$15,915,866,326	$1,076,532,008	$1,180,493,485

Accumulated undistributed net investment income	$—	$—	$4,456,951	$207,352

Distribution in excess of net investment income	$(37,281,336)	$—	$—	$—

82	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Consolidated Special Opportunities Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,991,042	$67,648,459	$2,466,645	$(965,899)
Net realized gain (loss)	16,390,940	88,452,447	11,690,922	(9,168,066)
Change in net unrealized appreciation (depreciation)	(197,044,476)	(183,827,035)	(21,114,885)	11,160,135

Net increase (decrease) in net assets from operations	(174,662,494)	(27,726,129)	(6,957,318)	1,026,170

Distributions to shareholders from:
Net investment income
Class III	(1,569,596)	(68,362,567)	—	—
Class VI	—	—	(3,862,961)	(502,042)

Total distributions from net investment income	(1,569,596)	(68,362,567)	(3,862,961)	(502,042)

Net realized gains
Class III	(58,512,714)	(28,330,310)	—	—

Total distributions from net realized gains	(58,512,714)	(28,330,310)	—	—

Net share transactions (Note 9):
Class III	46,266,467	(71,575,461)	—	—
Class VI	—	—	(4,665,528)	839,117,923

Increase (decrease) in net assets resulting from net share transactions	46,266,467	(71,575,461)	(4,665,528)	839,117,923

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	184,434	716,254	—	—
Class VI	—	—	191,066	4,221,896

Increase in net assets resulting from purchase premiums and redemption fees	184,434	716,254	191,066	4,221,896

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	46,450,901	(70,859,207)	(4,474,462)	843,339,819

Total increase (decrease) in net assets	(188,293,903)	(195,278,213)	(15,294,741)	843,863,947

Net assets:
Beginning of period	1,595,039,296	1,790,317,509	843,863,947	—

End of period	$1,406,745,393	$1,595,039,296	$828,569,206	$843,863,947

Accumulated undistributed net investment income	$5,207,073	$785,627	$674,467	$2,070,783

See accompanying notes to the financial statements.	83

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Strategic Opportunities Allocation Fund		Consolidated Systematic Global Macro Opportunity Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$45,839,490	$80,327,403	$(5,844,786)	$(11,519,561)
Net realized gain (loss)	(25,427,087)	168,923,619	16,646,796	104,907,513
Change in net unrealized appreciation (depreciation)	(236,497,518)	(121,594,793)	(36,822,617)	(23,722,444)

Net increase (decrease) in net assets from operations	(216,085,115)	127,656,229	(26,020,607)	69,665,508

Distributions to shareholders from:
Class III	(6,259,295)	(92,822,551)	—	—

Total distributions from net investment income	(6,259,295)	(92,822,551)	—	—

Net realized gains
Class III	(106,172,024)	(193,275,181)	—	—

Total distributions from net realized gains	(106,172,024)	(193,275,181)	—	—

Net share transactions (Note 9):
Class III	95,159,361	151,649,431	(51,331,057)	(232,411,937)

Increase (decrease) in net assets resulting from net share transactions	95,159,361	151,649,431	(51,331,057)	(232,411,937)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	113,617	122,182	—	—

Increase in net assets resulting from purchase premiums and redemption fees	113,617	122,182	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	95,272,978	151,771,613	(51,331,057)	(232,411,937)

Total increase (decrease) in net assets	(233,243,456)	(6,669,890)	(77,351,664)	(162,746,429)

Net assets:
Beginning of period	2,449,193,543	2,455,863,433	1,499,442,615	1,662,189,044

End of period	$2,215,950,087	$2,449,193,543	$1,422,090,951	$1,499,442,615

Accumulated undistributed net investment income	$41,127,637	$1,547,442

84	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALPHA ONLY FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011(a)				2015	2014		2013		2012		2011(a)
Net asset value, beginning of period	$22.93		$23.98	$24.22		$24.13		$23.49		$24.55		$22.95		$23.99	$24.24		$24.14		$23.50		$24.55

Income (loss) from investment operations:
Net investment income (loss)†	0.20	(b)	0.34	0.53	(b)	0.51	(b)	0.46	(b)	0.30	(b)	0.21	(b)	0.35	0.58	(b)	0.60	(b)	0.47	(b)	0.31	(b)
Net realized and unrealized gain (loss)	(0.74)		(0.96)	(0.76)		(0.35)		0.52		(1.36)		(0.76)		(0.95)	(0.80)		(0.42)		0.52		(1.36)

Total from investment operations	(0.54)		(0.62)	(0.23)		0.16		0.98		(1.06)		(0.55)		(0.60)	(0.22)		0.18		0.99		(1.05)

Less distributions to shareholders:
From net investment income	(0.38)		(0.43)	(0.01)		(0.07)		(0.34)		—		(0.38)		(0.44)	(0.03)		(0.08)		(0.35)		—

Total distributions	(0.38)		(0.43)	(0.01)		(0.07)		(0.34)		—		(0.38)		(0.44)	(0.03)		(0.08)		(0.35)		—

Net asset value, end of period	$22.01		$22.93	$23.98		$24.22		$24.13		$23.49		$22.02		$22.95	$23.99		$24.24		$24.14		$23.50

Total Return(c)	(2.37	)%**	(2.60)%	(0.94)%		0.67%		4.13%		(4.32)%		(2.41	)%**	(2.51)%	(0.93)%		0.73%		4.19%		(4.28)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,568		$26,695	$35,392		$51,886		$37,752		$59,746		$1,586,166		$3,333,388	$3,523,518		$3,389,131		$2,086,001		$1,930,347
Net expenses to average daily net assets	0.65	%*	0.65%	0.30	%(d)(e)	0.23	%(d)(e)	0.24	%(d)(e)	0.23	%(d)(e)	0.60	%*	0.60%	0.26	%(d)(e)	0.18	%(d)(e)	0.19	%(d)(e)	0.18	%(d)(e)
Net investment income (loss) to average daily net assets	1.79	%*	1.44%	2.19	%(b)	2.10	%(b)	1.89	%(b)	1.26	%(b)	1.82	%*	1.46%	2.42	%(b)	2.47	%(b)	1.91	%(b)	1.27	%(b)
Portfolio turnover rate	60	%**	123%	66%		104%		125%		89%		60	%**	123%	66%		104%		125%		89%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.04%	0.37	%(f)	0.44	%(f)	0.44	%(f)	0.46	%(f)	0.05	%*	0.04%	0.36	%(f)	0.44	%(f)	0.43	%(f)	0.46	%(f)

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Ratios include indirect fees waived or borne by the Fund.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	85

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2015 (Unaudited)(a)		Year Ended February 28/29,									Six Months Ended August 31, 2015 (Unaudited)(a)		Year Ended February 28,
			2015(b)	2014(b)		2013(b)		2012(b)		2011(b)				2015(b)	2014(b)		2013(c)
Net asset value, beginning of period	$27.04		$27.07	$25.77		$24.03		$22.72		$21.49		$27.03		$27.06	$25.75		$24.91

Income (loss) from investment operations:
Net investment income (loss)(d)†	0.17		0.38	0.48		0.30		0.21		0.36		0.19		0.36	0.46		0.03
Net realized and unrealized gain (loss)	(2.02)		0.86	1.57		1.62		1.44	(e)	1.28		(2.03)		0.89	1.61		0.96

Total from investment operations	(1.85)		1.24	2.05		1.92		1.65		1.64		(1.84)		1.25	2.07		0.99

Less distributions to shareholders:
From net investment income	(0.34)		(0.52)	(0.39)		(0.18)		(0.34)		(0.41)		(0.34)		(0.53)	(0.40)		(0.15)
From net realized gains	(0.17)		(0.75)	(0.36)		—		—		—		(0.17)		(0.75)	(0.36)		—

Total distributions	(0.51)		(1.27)	(0.75)		(0.18)		(0.34)		(0.41)		(0.51)		(1.28)	(0.76)		(0.15)

Net asset value, end of period	$24.68		$27.04	$27.07		$25.77		$24.03		$22.72		$24.68		$27.03	$27.06		$25.75

Total Return(f)	(6.91	)%**	4.71%	8.03%		8.03%		7.36%		7.69%		(6.86	)%**	4.75%	8.12%		3.99	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,260,635		$6,040,891	$3,109,509		$970,749		$114,452		$3,170,573		$3,024,174		$3,363,711	$2,511,906		$705,982
Net operating expenses to average daily net assets(g)	0.65	%*	0.64%	0.59	%(h)	0.54	%(h)	0.01	%(h)(i)	0.00	%(h)(j)	0.60	%*	0.59%	0.54	%(h)	0.48	%(h)*
Interest and/or dividend expenses to average daily net assets(k)	0.04	%*	0.05%	—		—		—		—		0.04	%*	0.05%	—		—
Total net expenses to average daily net assets	0.69	%*	0.69%	0.59%		0.54%		0.01%		0.00%		0.64	%*	0.64%	0.54%		0.48%
Net investment income (loss) to average daily net assets(d)	1.31	%*	1.41%	1.79%		1.23%		0.93%		1.63%		1.40	%*	1.32%	1.73%		0.60	%*
Portfolio turnover rate(o)	40	%**	84%	52%		42%		33%		19%		40	%**	84%	52%		42	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(l)	0.18	%*	0.20%	0.27%		0.41%		0.05%		0.01%		0.18	%*	0.20%	0.27%		0.40	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01	$0.03		$0.07		$0.00	(m)	$0.01		$0.01		$0.01	$0.03		$0.01

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 – Basis of presentation and principles of consolidation).
(c)	Period from December 11, 2012 (commencement of operations) through February 28, 2013.
(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(e)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(h)	The net expense ratio does not include the effect of expense reductions (Note 2).
(i)	Effective January 1, 2012, the Fund pays GMO a management fee of 0.65% of the Fund’s average daily net assets (Note 5).
(j)	Ratio is less than 0.01%.
(k)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(l)	Ratios include indirect fees waived or borne by GMO.
(m)	Purchase premiums and redemption fees were less than $0.01 per share.
(o)	Had the Fund not been consolidated for the period ended August 31, 2015, the portfolio turnover would have been 12%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

86	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares
	Six Months Ended August 31, 2015 (Unaudited)(a)		Year Ended February 28,
			2015(b)		2014(b)		2013(b)(c)
Net asset value, beginning of period	$27.04		$27.07		$25.76		$24.10

Income (loss) from investment operations:
Net investment income (loss)†(d)	0.18		0.37		0.49		0.33
Net realized and unrealized gain (loss)	(2.01)		0.88		1.58		1.52

Total from investment operations	(1.83)		1.25		2.07		1.85

Less distributions to shareholders:
From net investment income	(0.35)		(0.53)		(0.40)		(0.19)
From net realized gains	(0.17)		(0.75)		(0.36)		—

Total distributions	(0.52)		(1.28)		(0.76)		(0.19)

Net asset value, end of period	$24.69		$27.04		$27.07		$25.76

Total Return(e)	(6.85	)%**	4.78%		8.11%		7.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,061,204		$12,255,179		$9,103,523		$2,947,886
Net operating expenses to average daily net assets(f)	0.56	%*	0.55%		0.53	%(g)	0.49	%(g)
Interest and/or dividend expenses to average daily net assets(h)	0.04	%*	0.05%		—		—
Total net expenses to average daily net assets	0.60	%*	0.60%		0.53%		0.49%
Net investment income (loss) to average daily net assets(b)	1.32	%*	1.37	%(i)	1.83%		1.34%
Portfolio turnover rate(j)	40	%**	84%		52%		42%
Fees and expenses reimbursed by the GMO to average daily net assets:	0.21	%*	0.23%		0.27%		0.41%
Redemption fees consisted of the following per share amounts:†	$0.01		$0.01		$0.03		$0.06
(a)	The amounts shown, where applicable, are considered consolidated through the period ended July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 – Basis of presentation and principles of consolidation).
(c)	Period from March 1, 2012 (commencement of operations) through February 28, 2013.
(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(i)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 1.35%.
(j)	Had the Fund not been consolidated for the period ended August 31, 2015, the portfolio turnover would have been 12%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	87

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28//29,
			2015		2014		2013		2012(a)
Net asset value, beginning of period	$20.30		$22.09		$21.33		$20.76		$20.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.41		0.61		0.59		0.52		0.41
Net realized and unrealized gain (loss)	(1.94)		0.61		1.45		1.34		0.83

Total from investment operations	(1.53)		1.22		2.04		1.86		1.24

Less distributions to shareholders:
From net investment income	(0.05)		(0.79)		(0.74)		(0.68)		(0.40)
From net realized gains	(0.58)		(2.22)		(0.54)		(0.61)		(0.08)

Total distributions	(0.63)		(3.01)		(1.28)		(1.29)		(0.48)

Net asset value, end of period	$18.14		$20.30		$22.09		$21.33		$20.76

Total Return(c)	(7.72	)%**	5.76%		9.66%		9.25%		6.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,645,829		$5,052,362		$4,367,658		$3,941,582		$3,515,321
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00	%(f)	0.00	%(f)	0.00	%*(f)
Net investment income (loss) to average daily net assets(b)	4.13	%*	2.90%		2.67%		2.51%		2.91	%*
Portfolio turnover rate	42	%**	60%		51%		31%		23	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%*(g)	0.00	%(g)	0.00	%(g)	0.01%		0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†(h)	$0.00		$0.00		$0.00		$0.00		$0.00
(a)	Period from June 15, 2011 (commencement of operations) through February 29, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Fees and expenses reimbursed by GMO were less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

88	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$11.27		$11.80	$10.90		$10.40		$10.22		$9.30

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.32	0.27		0.29		0.24		0.17
Net realized and unrealized gain (loss)	(0.97)		0.20	0.91		0.50		0.21		0.94

Total from investment operations	(0.79)		0.52	1.18		0.79		0.45		1.11

Less distributions to shareholders:
From net investment income	(0.03)		(0.43)	(0.28)		(0.29)		(0.27)		(0.19)
From net realized gains	(0.52)		(0.62)	—		—		—		—

Total distributions	(0.55)		(1.05)	(0.28)		(0.29)		(0.27)		(0.19)

Net asset value, end of period	$9.93		$11.27	$11.80		$10.90		$10.40		$10.22

Total Return(b)	(7.25	)%**	4.55%	10.88%		7.65%		4.51%		11.98%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,769,164		$4,868,922	$5,362,913		$4,764,133		$3,612,740		$3,457,703
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	3.38	%*	2.75%	2.33%		2.70%		2.37%		1.73%
Portfolio turnover rate	8	%**	38%	46%		29%		40%		32%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):(f)†	$0.00		$0.00	$0.00		$0.00		$0.00		$0.00

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	89

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$22.84		$25.00	$21.13		$19.49		$19.32		$16.74

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.80	0.61		0.57		0.40		0.28
Net realized and unrealized gain (loss)	(1.87)		0.02 (b)	3.96		1.73		0.18		2.59

Total from investment operations	(1.79)		0.82	4.57		2.30		0.58		2.87

Less distributions to shareholders:
From net investment income	(0.01)		(0.82)	(0.70)		(0.66)		(0.41)		(0.29)
From net realized gains	(1.41)		(2.16)	—		—		—		—

Total distributions	(1.42)		(2.98)	(0.70)		(0.66)		(0.41)		(0.29)

Net asset value, end of period	$19.63		$22.84	$25.00		$21.13		$19.49		$19.32

Total Return(c)	(8.28	)%**	3.32%	21.68%		11.95%		3.14%		17.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,586,111		$1,770,455	$1,591,060		$1,531,772		$1,235,143		$1,215,043
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Net investment income (loss) to average daily net assets(a)	0.69	%*	3.34%	2.62%		2.86%		2.11%		1.61%
Portfolio turnover rate	6	%**	16%	36%		31%		27%		20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.00 (g)	—		—		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

90	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$8.74		$9.43		$8.60		$8.49		$8.60		$7.40

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.32		0.28		0.25		0.19		0.15
Net realized and unrealized gain (loss)	(0.82)		(0.01	)(b)	1.21		0.57		0.00	(b)	1.17

Total from investment operations	(0.79)		0.31		1.49		0.82		0.19		1.32

Less distributions to shareholders:
From net investment income	(0.01)		(0.30)		(0.29)		(0.26)		(0.20)		(0.12)
From net realized gains	(0.61)		(0.70)		(0.37)		(0.45)		(0.10)		—

Total distributions	(0.62)		(1.00)		(0.66)		(0.71)		(0.30)		(0.12)

Net asset value, end of period	$7.33		$8.74		$9.43		$8.60		$8.49		$8.60

Total Return(c)	(9.62	)%**	3.37%		17.60%		10.01%		2.47%		17.97%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,185,887		$3,800,256		$2,948,319		$2,220,674		$1,636,875		$1,485,712
Net expenses to average daily net assets(e)(f)	0.00	%*	0.00%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	0.67	%*	3.54%		3.02%		2.90%		2.27%		1.96%
Portfolio turnover rate	6	%**	21%		51%		24%		28%		6%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	91

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,				Period from March 1, 2012 (commencement of operations) through February 28, 2013
			2015		2014
Net asset value, beginning of period	$13.59		$12.71		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.25		0.32		0.24
Net realized and unrealized gain (loss)	(1.24)		0.63		1.09		1.06

Total from investment operations	(1.10)		0.88		1.41		1.30

Net asset value, end of period	$12.49		$13.59		$12.71		$11.30

Total Return(a)	(8.09	)%**	6.92%		12.48%		13.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,319,593		$15,915,866		$10,160,905		$2,471,328
Net operating expenses to average daily net assets(b)	0.00	%*	0.00%		0.00	%(c)	0.00%
Interest and/or dividend expenses to average daily net assets	0.08	%*(d)	0.07	%(d)	—		—
Total net expenses to average daily net assets	0.08	%*	0.07%		—		—
Net investment income (loss) to average daily net assets	2.10	%*	1.89%		2.61%		2.21%
Portfolio turnover rate	60	%**	115%		65%		66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.04%		0.08%		0.23%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	—		—		—
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

92	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$16.88		$17.99	$14.86		$13.87		$15.23		$12.69

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.74	0.54		0.50		0.36		0.18
Net realized and unrealized gain (loss)	(1.54)		(1.11)	3.16		0.97		(1.35)		2.54

Total from investment operations	(1.47)		(0.37)	3.70		1.47		(0.99)		2.72

Less distributions to shareholders:
From net investment income	(0.01)		(0.74)	(0.57)		(0.48)		(0.37)		(0.18)

Total distributions	(0.01)		(0.74)	(0.57)		(0.48)		(0.37)		(0.18)

Net asset value, end of period	$15.40		$16.88	$17.99		$14.86		$13.87		$15.23

Total Return(b)	(8.72	)%**	(1.86)%	25.02%		10.71%		(6.32)%		21.53%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,076,532		$1,180,493	$1,150,492		$966,794		$810,338		$796,026
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	0.81	%*	4.24%	3.28%		3.59%		2.53%		1.34%
Portfolio turnover rate	9	%**	7%	52%		17%		26%		14%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.00 (f)	—		—		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	93

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$10.57		$11.37	$10.43		$9.98		$10.80		$8.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.44	0.35		0.32		0.23		0.13
Net realized and unrealized gain (loss)	(1.16)		(0.61)	1.32		0.45		(0.81)		1.87

Total from investment operations	(1.12)		(0.17)	1.67		0.77		(0.58)		2.00

Less distributions to shareholders:
From net investment income	(0.01)		(0.45)	(0.34)		(0.32)		(0.24)		(0.16)
From net realized gains	(0.39)		(0.18)	(0.39)		—		—		—

Total distributions	(0.40)		(0.63)	(0.73)		(0.32)		(0.24)		(0.16)

Net asset value, end of period	$9.05		$10.57	$11.37		$10.43		$9.98		$10.80

Total Return(b)	(10.96	)%**	(1.30)%	16.22%		7.79%		(5.21)%		22.43%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,406,745		$1,595,039	$1,790,318		$1,385,150		$1,166,993		$1,277,551
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	0.75	%*	3.94%	3.15%		3.26%		2.33%		1.39%
Portfolio turnover rate	8	%**	18%	40%		21%		29%		13%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.00 (f)	$0.00	(f)	$0.01		$0.01		$0.00	(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

94	See accompanying notes to the financial statements.

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SPECIAL OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2015 (Unaudited)		Period from July 28, 2014 (commencement of operations) through February 28, 2015
Net asset value, beginning of period	$19.81		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.06		(0.03)
Net realized and unrealized gain (loss)	(0.22)		(0.15	)(a)

Total from investment operations	(0.16)		(0.18)

Less distributions to shareholders:
From net investment income	(0.09)		(0.01)

Total distributions	(0.09)		(0.01)

Net asset value, end of period	$19.56		$19.81

Total Return	(0.82	)%**	(0.89	)%**(b)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$828,569		$843,864
Net expenses to average daily net assets	1.31	%*	1.36	%*
Net investment income (loss) to average daily net assets	0.57	%*	(0.25	)%*
Portfolio turnover rate	29	%**	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(c)	$0.13
(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	95

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014		2013		2012		2011
Net asset value, beginning of period	$21.89		$23.43	$21.47		$21.26		$20.78		$18.54

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40		0.76	0.68		0.65		0.48		0.33
Net realized and unrealized gain (loss)	(2.27)		0.44	2.96		1.57		0.51		2.26

Total from investment operations	(1.87)		1.20	3.64		2.22		0.99		2.59

Less distributions to shareholders:
From net investment income	(0.06)		(0.87)	(0.78)		(0.75)		(0.51)		(0.35)
From net realized gains	(0.94)		(1.87)	(0.90)		(1.26)		—		—

Total distributions	(1.00)		(2.74)	(1.68)		(2.01)		(0.51)		(0.35)

Net asset value, end of period	$19.02		$21.89	$23.43		$21.47		$21.26		$20.78

Total Return(b)	(8.82	)%**	5.36%	17.24%		10.81%		4.93%		14.02%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,215,950		$2,449,194	$2,455,863		$2,168,928		$2,022,555		$1,752,168
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	3.82	%*	3.31%	2.99%		3.01%		2.33%		1.73%
Portfolio turnover rate	42	%**	30%	53%		34%		35%		36%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.00 (f)	$0.00	(f)	$0.00	(f)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

96	See accompanying notes to the financial statements.

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SYSTEMATIC GLOBAL MACRO OPPORTUNITY FUND

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28/29,
			2015	2014	2013		2012		2011
Net asset value, beginning of period	$33.80		$32.18	$30.47	$30.05		$32.55		$27.24

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.13)		(0.25)	(0.22)	(0.18)		0.00	(b)	0.11
Net realized and unrealized gain (loss)	(0.45)		1.87 (c)	1.93	0.60		(2.50)		5.20

Total from investment operations	(0.58)		1.62	1.71	0.42		(2.50)		5.31

Net asset value, end of period	$33.22		$33.80	$32.18	$30.47		$30.05		$32.55

Total Return(d)	(1.72	)%**	5.03%	5.61%	1.40%		(7.68)%		19.49%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,422,091		$1,499,443	$1,662,189	$959,752		$44,320		$25,546
Net expenses to average daily net assets(e)	0.85	%*	0.80%	0.75%	0.75	%(f)	0.69	%(f)	0.60%
Net investment income to average daily net assets(a)	(0.77	)%*	(0.76)%	(0.70)%	(0.61)%		(0.01)%		0.38%
Portfolio turnover rate	0	%**	45%	97%	17%		48%		60%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	*	0.08%	0.13%	0.17%		1.64%		1.15%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Net investment income was less than $0.01 per share
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	97

GMO Trust Funds

Notes to Financial Statements

August 31, 2015 (Unaudited)

1.	Organization

Each of Alpha Only Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund and Systematic Global Macro Opportunity Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds, and in the case of Implementation Fund in Implementation Fund SPC Ltd., Special Opportunities Fund in Special Opportunities Fund SPC Ltd and Systematic Global Macro Opportunity Fund in Alternative Asset SPC Ltd., (“underlying funds”). As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. As of August 31, 2015, shares of Systematic Global Macro Opportunity Fund were not publicly offered for sale.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Alpha Only Fund	Citigroup 3-Month Treasury Bill Index	Total return greater than benchmark
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not “relative” return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Consolidated Implementation Fund	Not Applicable	Positive total return, not “relative” return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
Special Opportunities Fund	Not Applicable	Positive total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index, 25% Barclays U.S. Aggregate Index)	Total return greater than benchmark
Systematic Global Macro Opportunity Fund	Citigroup 3-Month Treasury Bill Index	Long-term total return

Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund and Systematic Global Macro Opportunity Fund currently limit subscriptions.

Alpha Only Fund, Global Developed Equity Allocation Fund, and Systematic Global Macro Opportunity Fund are currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires

98

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Benchmark-Free Allocation Fund, Implementation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund

Implementation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund include the accounts of their wholly-owned subsidiaries Implementation Fund SPC Ltd., Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. Prior to August 1, 2015, Benchmark-Free Allocation Fund (“BFAF”) included the accounts of its wholly-owned subsidiary, Implementation Fund. Effective August 1, 2015, BFAF was no longer the sole shareholder of Implementation Fund, thus consolidation was no longer required. The accompanying financial statements for BFAF include the accounts of Implementation Fund through July 31, 2015. Accumulated deconsolidation impact shown in BFAF’s Statement of Assets and Liabilities and Statement of Changes resulted from income and gain/loss related to the deconsolidation of Implementation Fund. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. OTC derivatives are generally valued at the price determined by an industry standard model. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2015, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and as described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value each fixed income security based on the most recent quoted price supplied by a single pricing source chosen by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds, although the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

99

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2015 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
Alpha Only Fund	—	26%	—
Benchmark-Free Allocation Fund	< 1%	25%	< 1%
Benchmark-Free Fund	< 1%	32%	< 1%
Global Asset Allocation Fund	< 1%	35%	< 1%
Global Developed Equity Allocation Fund	< 1%	57%	—
Global Equity Allocation Fund	< 1%	60%	—
Consolidated Implementation Fund	< 1%	43%	—
International Developed Equity Allocation Fund	< 1%	91%	—
International Equity Allocation Fund	< 1%	89%	—
Consolidated Special Opportunities Fund	—	12%	—
Strategic Opportunities Allocation Fund	< 1%	43%	< 1%
Consolidated Systematic Global Macro Opportunity Fund	< 1%	—	< 1%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than as disclosed in Asset and Liability Valuation Inputs table below, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2015.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC

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derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Austria	$—	$165,306	$—	$165,306
Belgium	—	705,107	—	705,107
Brazil	—	361,814	—	361,814
Canada	10,079,663	—	—	10,079,663
Chile	—	171,456	—	171,456
China	14,473,668	35,377,761	250,063	50,101,492
Colombia	102,752	—	—	102,752
Czech Republic	—	738,554	—	738,554
Denmark	—	250,351	—	250,351
France	—	35,978,554	—	35,978,554
Germany	—	12,176,912	—	12,176,912
Greece	—	334,837	—	334,837
India	84,898	1,651,272	—	1,736,170
Indonesia	—	1,546,853	—	1,546,853
Israel	405,028	—	—	405,028
Italy	—	7,546,754	—	7,546,754
Japan	—	49,020,434	—	49,020,434
Mexico	2,245,639	—	—	2,245,639
Netherlands	—	9,644,333	—	9,644,333
Norway	—	2,426,321	—	2,426,321
Philippines	—	231,838	—	231,838
Poland	—	1,393,522	—	1,393,522
Russia	—	21,267,597	—	21,267,597
South Africa	—	6,178,211	—	6,178,211
South Korea	—	38,412,615	—	38,412,615
Spain	—	8,403,432	—	8,403,432
Sweden	—	1,075,772	—	1,075,772
Switzerland	—	26,906,347	—	26,906,347
Taiwan	1,661,968	14,562,624	—	16,224,592
Thailand	—	723,767	—	723,767
Turkey	—	2,433,166	—	2,433,166
United Kingdom	—	124,686,179	—	124,686,179
United States	960,043,758	—	—	960,043,758

TOTAL COMMON STOCKS	989,097,374	404,371,689	250,063	1,393,719,126

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Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$1,904,013	$—	$1,904,013
Germany	—	1,638,664	—	1,638,664
Russia	—	4,840,428	—	4,840,428
South Korea	—	6,266,632	—	6,266,632

TOTAL PREFERRED STOCKS	—	14,649,737	—	14,649,737

Mutual Funds	10,006,304	—	—	10,006,304

Short-Term Investments	78,648,005	—	—	78,648,005

Total Investments	1,077,751,683	419,021,426	250,063	1,497,023,172

Derivatives*
Futures Contracts
Equity Risk	—	78,294,374	—	78,294,374

Total	$1,077,751,683	$497,315,800	$250,063	$1,575,317,546

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$20,345,140,357	$—	$—	$20,345,140,357
Short-Term Investments	11,392,705	—	—	11,392,705

Total Investments	20,356,533,062	—	—	20,356,533,062

Total	$20,356,533,062	$—	$—	$20,356,533,062

Benchmark-Free Fund
Asset Valuation Inputs
Mutual Funds	$4,258,608,664	$—	$—	$4,258,608,664
Debt Obligations
U.S. Government	—	385,959,156	—	385,959,156

TOTAL DEBT OBLIGATIONS		385,959,156		385,959,156

Short-Term Investments	232,930	—	—	232,930

Total Investments	4,258,841,594	385,959,156	—	4,644,800,750

Total	$4,258,841,594	$385,959,156	$—	$4,644,800,750

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$3,768,277,335	$—	$—	$3,768,277,335
Debt Obligations
Asset-Backed Securities	—	644,954	—	644,954

TOTAL DEBT OBLIGATIONS	—	644,954	—	644,954

Short-Term Investments	499,310	—	—	499,310

Total Investments	3,768,776,645	644,954	—	3,769,421,599

Total	$3,768,776,645	$644,954	$—	$3,769,421,599

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Description	Level 1	Level 2	Level 3	Total
Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,585,628,397	$—	$—	$1,585,628,397
Short-Term Investments	544,330	—	—	544,330

Total Investments	1,586,172,727	—	—	1,586,172,727

Total	$1,586,172,727	$—	$—	$1,586,172,727

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$3,184,922,084	$—	$—	$3,184,922,084
Short-Term Investments	1,055,528	—	—	1,055,528

Total Investments	3,185,977,612	—	—	3,185,977,612

Total	$3,185,977,612	$—	$—	$3,185,977,612

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$20,934,140	$—	$20,934,140
Austria	—	9,526,937	—	9,526,937
Belgium	—	39,973,669	—	39,973,669
Brazil	1,127,319	27,377,915	—	28,505,234
Canada	517,545,655	—	—	517,545,655
Chile	941,064	6,491,794	—	7,432,858
China	595,053,023	478,700,219	9,611,365	1,083,364,607
Colombia	2,365,152	—	—	2,365,152
Czech Republic	—	16,238,764	—	16,238,764
Denmark	—	18,121,550	—	18,121,550
Egypt	—	720,012	—	720,012
Finland	—	6,154,682	—	6,154,682
France	—	456,140,768	—	456,140,768
Germany	—	217,033,646	—	217,033,646
Greece	—	4,008,712	—	4,008,712
Hong Kong	—	15,189,683	—	15,189,683
Hungary	—	8,722,926	—	8,722,926
India	3,836,341	38,611,618	—	42,447,959
Indonesia	1,186,195	34,587,486	—	35,773,681
Israel	1,443,185	771,733	—	2,214,918
Italy	—	104,494,535	—	104,494,535
Japan	—	544,237,236	—	544,237,236
Malaysia	—	2,527,330	—	2,527,330
Mexico	30,756,809	—	—	30,756,809
Netherlands	7,600,633	101,057,921	—	108,658,554
New Zealand	—	64,149	—	64,149
Norway	—	43,822,730	—	43,822,730
Philippines	—	6,765,216	—	6,765,216
Poland	—	41,192,464	—	41,192,464
Portugal	—	3,994,833	—	3,994,833
Russia	—	368,100,383	—	368,100,383
Singapore	—	4,241,770	—	4,241,770
South Africa	—	112,044,996	203	112,045,199
South Korea	22,740	650,154,176	—	650,176,916
Spain	—	122,600,545	—	122,600,545

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Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Sri Lanka	$—	$33,168	$—	$33,168
Sweden	—	38,048,870	—	38,048,870
Switzerland	—	54,096,166	—	54,096,166
Taiwan	39,103,960	287,758,361	—	326,862,321
Thailand	—	39,203,236	—	39,203,236
Turkey	11,712	60,257,464	—	60,269,176
United Kingdom	—	958,213,706	8,879,551	967,093,257
United States	2,987,126,186	—	—	2,987,126,186

TOTAL COMMON STOCKS	4,188,119,974	4,942,215,509	18,491,119	9,148,826,602

Preferred Stocks
Brazil	2,259,670	63,118,837	—	65,378,507
Germany	—	35,832,760	—	35,832,760
Russia	—	90,585,522	—	90,585,522
South Korea	—	83,917,196	—	83,917,196

TOTAL PREFERRED STOCKS	2,259,670	273,454,315	—	275,713,985

Rights/Warrants
South Africa	601	—	—	601
United States	—	—	1,025,910	1,025,910

TOTAL RIGHTS/WARRANTS	601	—	1,025,910	1,026,511

Debt Obligations
Canada	—	91,327,592	—	91,327,592
Denmark	—	—	26,018,278	26,018,278
Iceland	—	—	80,670,493	80,670,493
Mexico	—	11,994,738	—	11,994,738
Puerto Rico	—	14,887,305	—	14,887,305
United Kingdom	—	45,953,972	—	45,953,972
United States	750,586,344	1,613,298,772	55,670,907	2,419,556,023

TOTAL DEBT OBLIGATIONS	750,586,344	1,777,462,379	162,359,678	2,690,408,401

Options Purchased	—	277,761,253	66,230,970	343,992,223

Short-Term Investments	3,839,700,990	—	—	3,839,700,990

Total Investments	8,780,667,579	7,270,893,456	248,107,677	16,299,668,712

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	205,085,201	—	205,085,201
Futures Contracts
Interest Rate Risk	28,968	—	—	28,968
Swap Contracts
Inflation Risk	—	1,210,688	—	1,210,688
Credit Risk	—	1,506,888	—	1,506,888
Interest Rate Risk	—	425,011,730	—	425,011,730

Total	$8,780,696,547	$7,903,707,963	$248,107,677	$16,932,512,187

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Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs
Common Stocks
Finland	$—	$(3,004,589)	$—	$(3,004,589)
Netherlands	—	(34,522,354)	—	(34,522,354)
United Kingdom	—	(24,727,832)	—	(24,727,832)
United States	(366,160,877)	—	—	(366,160,877)

TOTAL COMMON STOCKS	(366,160,877)	(62,254,775)	—	(428,415,652)

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	(151,118,789)	—	(151,118,789)
Written Options
Equity Risk	(3,785,100)	(1,091,184)	(8,566,574)	(13,442,858)
Foreign Currency Risk	—	(39,352,152)	—	(39,352,152)
Interest Rate Risk	—	(112,116,839)	—	(112,116,839)
Swap Contracts
Inflation Risk	—	(5,245,778)	—	(5,245,778)
Credit Risk	—	(636,541)	—	(636,541)
Equity Risk**	—	—	(4,789,443)	(4,789,443)
Interest Rate Risk	—	(438,022,403)	—	(438,022,403)

Total	$(369,945,977)	$(809,838,461)	$(13,356,017)	$(1,193,140,455)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,076,195,238	$—	$—	$1,076,195,238

Short-Term Investments	369,656	—	—	369,656

Total Investments	1,076,564,894	—	—	1,076,564,894

Total	$1,076,564,894	$—	$—	$1,076,564,894

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,406,268,021	$—	$—	$1,406,268,021

Short-Term Investments	378,895	—	—	378,895

Total Investments	1,406,646,916	—	—	1,406,646,916

Total	$1,406,646,916	$—	$—	$1,406,646,916

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Argentina	$9,467,008	$—	$—	$9,467,008
Canada	19,925,201	—	—	19,925,201
Netherlands	35,754,863	—	—	35,754,863
Norway	—	6,375,928	—	6,375,928
Romania	—	21,754,154	—	21,754,154
South Korea	—	3,775,605	—	3,775,605
United Kingdom	25,783,995	52,350,084	—	78,134,079
United States	281,019,551	—	2,943,000	283,962,551

TOTAL COMMON STOCKS	$371,950,618	$84,255,771	$2,943,000	$459,149,389

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Description	Level 1	Level 2	Level 3	Total
Consolidated Special Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Argentina	$181,397	$—	$—	$181,397
South Korea	—	13,331,308	—	13,331,308
United States	362,750	—	—	362,750

TOTAL PREFERRED STOCKS	544,147	13,331,308	—	13,875,455

Rights/Warrants
Argentina	—	6,323,318	—	6,323,318
Canada	45,226	—	—	45,226
United States	11,834,064	—	—	11,834,064

TOTAL RIGHTS/WARRANTS	11,879,290	6,323,318	—	18,202,608

Investment Funds
Romania	—	20,014,154	—	20,014,154

TOTAL INVESTMENT FUNDS	—	20,014,154	—	20,014,154

Debt Obligations
Argentina	—	5,861,834	—	5,861,834
Canada	—	12,168,441	—	12,168,441
Iceland	—	—	32,028,083	32,028,083
Puerto Rico	—	25,440,173	—	25,440,173
United States	—	12,470,933	—	12,470,933

TOTAL DEBT OBLIGATIONS	—	55,941,381	32,028,083	87,969,464

Options Purchased	293,700	96,000	—	389,700
Short-Term Investments	279,927,670	—	—	279,927,670

Total Investments	664,595,425	179,961,932	34,971,083	879,528,440

Derivatives*
Futures Contracts
Physical Commodity Contract Risk	1,075,412	—	—	1,075,412
Swap Contracts
Credit Risk	—	905,928	—	905,928

Total	$665,670,837	$180,867,860	$34,971,083	$881,509,780

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(658,843)	$—	$(658,843)
Futures Contracts
Physical Commodity Contract Risk	(618,876)	—	—	(618,876)
Written Options
Equity Risk	—	(3,171,680)	—	(3,171,680)
Swap Contracts
Credit Risk	—	(1,440,146)	—	(1,440,146)

Total	$(618,876)	$(5,270,669)	$—	$(5,889,545)

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Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,008,060,504	$—	$—	$2,008,060,504
Debt Obligations
Asset-Backed Securities	—	—	299,506	299,506
U.S. Government	—	206,577,507	—	206,577,507

TOTAL DEBT OBLIGATIONS	—	206,577,507	299,506	206,877,013

Short-Term Investments	168,114	—	—	168,114

Total Investments	2,008,228,618	206,577,507	299,506	2,215,105,631

Total	$2,008,228,618	$206,577,507	$299,506	$2,215,105,631

Consolidated Systematic Global Macro Opportunity Fund
Asset Valuation Inputs
Mutual Funds	$561,816,997	$—	$—	$561,816,997
Short-Term Investments	859,664,370	—	—	859,664,370

Total Investments	1,421,481,367	—	—	1,421,481,367

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	4,701,046	—	4,701,046
Futures Contracts
Equity Risk	1,426,084	47,737	—	1,473,821
Physical Commodity Contract Risk	373,494	—	—	373,494

Total	$1,423,280,945	$4,748,783	$—	$1,428,029,728

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(54,996)	$—	$(54,996)
Futures Contracts
Equity Risk	(85,982)	(17,436,393)	—	(17,522,375)
Interest Rate Risk	(4,807)	(3,778,593)	—	(3,783,400)

Total	$(90,789)	$(21,269,982)	$—	$(21,360,771)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Risk is the correlation between equity risk and foreign currency risk.

The underlying funds held at year end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended August 31, 2015, there were no significant transfers between Level 1 and Level 2.

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The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*		Balances as of August 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2015
Alpha Only Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$250,063	**	$—		$250,063	$—

Total	$—	$—	$—	$—	$—	$—	$250,063		$—		$250,063	$—

Benchmark-Free Allocation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$3,914,059	**	$(3,914,059	)***	$—	$—
South Africa	231	—	—	—	—	(18)	—		(213	)***	—	—
United Kingdom	—	5,801,986	(1,170,217)		24,664	1,426,741	—		(6,083,174	)***	—	—
Rights/Warrants
United States	1,139,900	—	—	—	—	—	—		(1,139,900	)***	—	—
Debt Obligations
Trade Claims											—
Iceland	2,776,975	69,899,532	—	—	—	(305,818)	—		(72,370,689	)***	—	—
Asset-Backed Securities
United States	1,599	—	—	740	—	(739)	—		(1,600	)***	—	—
Bank Loans
Canada	28,341,000	—	(28,200,000)	12,813	263,106	(416,919)	—		—	***	—	—
Denmark	—	25,979,406	—	308,385	—	(581,109)	—		(25,706,682	)***	—	—
Netherlands	8,181,637	—	(8,102,079)	—	(149,649)	70,091	—		—	***	—	—
United States	39,323,460	38,758,433	(21,944,457)	42,680	157,626	(231,632)	—		(56,106,110	)***	—	—
Purchased Options											—
United States	84,282,587	—	—	—	—	7,897,929	—		(92,180,516	)***	—	—

Total Investments	$164,047,389	$140,439,357	$(59,416,753)	$364,618	$295,747	$7,858,526	$3,914,059		$(257,502,943)		$—	$—

Derivatives
Swap Contracts	$2,645,708	$—	$—	$—	$—	$(5,537,823)	$—		$2,892,115	***	$—	$—

Total	$2,645,708	$—	$—	$—	$—	$(5,537,823)	$—		$2,892,115		$—	$—

Global Asset Allocation Fund
Debt Obligations
Asset-Backed Securities	$1,095,857	$—	$(492,701)	$(1,174)	$38,546	$4,426	$—		$(21,373)		$623,581	$31,010

Total	$1,095,857	$—	$(492,701)#	$(1,174)	$38,546	$4,426	$—		$(21,373)		$623,581	$31,010

Consolidated Implementation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$9,611,365	**	$—		$9,611,365	$—
South Africa	231	—	—	—	—	(28)	—		—		203	(28)
United Kingdom	—	11,331,964	(1,170,217)	—	24,664	(1,306,860)	—		—		8,879,551	(1,306,860)

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	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*	Transfer out of level 3*	Balances as of August 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2015
Consolidated Implementation Fund (continued)
Rights/Warrants
United States	$1,139,900	$—	$—	$—	$—	$(113,990)	$—	$—	$1,025,910	$(113,990)
Debt Obligations
Trade Claims Iceland	2,776,975	84,774,092	(8,582,296)	211	—	1,701,511	—	—	80,670,493	1,701,722
Asset-Backed Securities
United States	1,599	—	—	164	—	(164)	—	—	1,599	(203)
Bank Loans
Canada	28,341,000	—	(28,200,000)	—	282,000	(423,000)	—	—	—	—
Denmark	—	25,979,407	—	540,860	—	(501,989)	—	—	26,018,278	(501,989)
Netherlands	8,181,637	—	(8,102,079)	—	(149,649)	70,091	—	—	—	—
United States	39,323,460	38,679,818	(22,022,044)	49,402	168,066	(529,394)	—	—	55,669,308	(255,644)
Purchased Options
United States	84,282,587	—	—	—	—	(18,051,617)	—	—	66,230,970	(18,051,617)

Total Investments	$164,047,389	$160,765,281	$(68,076,636)	$590,637	$325,081	$(19,155,440)	$9,611,365	$—	$248,107,677	$(18,528,609)

Derivatives
Options	$—	$—	$(9,452,561)	$—	$—	$885,967	$—	$—	$(8,566,574)	$885,967
Swap Contracts	2,645,708	—	—	—	—	(7,435,151)	—	—	(4,789,443)	(7,435,151)

Total	$2,645,708	$—	$(9,452,561)	$—	$—	$(6,549,184)	$—	$—	$(13,356,017)	$(6,549,184)

Consolidated Special Opportunities Fund
Common Stocks
United States	$—	$2,976,000	$—	$—	$—	$(33,000)	$—	$—	$2,943,000	$(33,000)
Debt Obligations
Trade Claims	29,661,174	1,648,771	(4,704,653)	—	(1,488,427)	6,911,218	—	—	32,028,083	6,911,218

Total	$29,661,174	$4,624,771	$(4,704,653)	$—	$(1,488,427)	$6,878,218	$—	$—	$34,971,083	$6,878,218

Strategic Opportunities Allocation Fund
Debt Obligations
Asset-Backed Securities	$228,255	$—	$(13,190)	$1,411	$3,305	$79,725	$—	$—	$299,506	$80,879

Total	$228,255	$—	$(13,190)##	$1,411	$3,305	$79,725	$—	$—	$299,506	$80,879

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
***	Amounts shown represents adjustments due to deconsolidation at July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).
#	Includes $66,685 of proceeds received from principal paydowns.
##	Includes $12,821 of proceeds received from principal paydowns.

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The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure (based on each Fund’s net assets) as of August 31, 2015 were as follows:

Fund Name	Level 3 securities and derivatives
Alpha Only Fund	< 1%
Benchmark-Free Allocation Fund	5%
Benchmark-Free Fund	4%
Global Asset Allocation Fund	4%
Global Developed Equity Allocation Fund	< 1%
Global Equity Allocation Fund	< 1%
Consolidated Implementation Fund	1%
International Developed Equity Allocation Fund	< 1%
International Equity Allocation Fund	< 1%
Consolidated Special Opportunities Fund	4%
Strategic Opportunities Allocation Fund	4%
Consolidated Systematic Global Macro Opportunity Fund	< 1%

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of good or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency

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proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Taxes and distributions

Each Fund, except Systematic Global Macro Opportunity Fund (see below), has elected or intends to elect to be treated and intends to qualify each tax year as a regulated investment company (each a “RIC Fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each RIC Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each RIC Fund makes no provision for U.S. federal income or excise taxes.

Systematic Global Macro Opportunity Fund (the “Partnership Fund”) has elected to be treated as a partnership for U.S. federal income tax purposes and each shareholder is responsible for their tax liabilities, if any, related to their allocable share of Partnership Fund taxable income, gains, losses, deductions, credits and items of tax preference. The Partnership Fund’s activities do not generally constitute those of a U.S. trade or business. Accordingly, the Partnership Fund is generally not subject to U.S. federal, state and/or other income-based U.S. taxes (other than certain withholding taxes). Dividends and other income may be subject to withholding or similar taxes imposed by the country in which such dividends or other income originate.

Effective July 1, 2015, Implementation Fund elected, for federal income tax purposes to be treated as a corporation, and, as noted above, Implementation Fund intends to qualify as a regulated investment company, also effective as of that date. Prior to July 1, 2015, Implementation Fund was disregarded as an entity separate from its sole shareholder, Benchmark-Free Allocation Fund (“BFAF”) for U.S. federal income tax purposes. BFAF was treated as owning Implementation Fund’s assets directly for U.S. federal income tax purposes. As such, any income, gain, loss, deduction or other tax items arising in respect of Implementation Fund’s assets were treated as if they were realized or incurred, as applicable, directly by BFAF. As of the above effective date, Implementation Fund’s assets and gains and losses will be evaluated on their own and the Fund will make distributions accordingly.

Alternative Asset SPC Ltd., Implementation SPC Ltd. and Special Opportunities SPC Ltd. are wholly-owned subsidiaries of Systematic Global Macro Opportunity Fund, Implementation Fund and Special Opportunities Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each RIC Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the RIC Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each RIC Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each RIC Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a RIC Fund. Typically all distributions are reinvested in additional shares of each RIC Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each RIC Fund on the ex-dividend date.

Because the Partnership Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Partnership Fund to declare and pay non-redeeming distributions in the sole discretion of the Trustees (or their delegates). Distributions made by the Partnership Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Partnership Fund, are reported in the Partnership Fund’s Statement of Changes in Net Assets as Partnership Fund distributions to shareholders.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each RIC Fund’s investments in certain jurisdictions may be higher if a significant portion of each RIC Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2015, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have filed for additional reclaims related to foreign taxes withheld in prior years, based on interpretations of European Union tax principals. Generally, to the extent a Fund reasonably determines that such additional tax reclaims are collectible and free from significant contingencies, the amounts are reflected as Dividends from unaffiliated issuers in the Statement of Operations.

Foreign taxes paid by each RIC Fund may be treated, to the extent permissible under the Code and if that RIC Fund so elects, as if paid by U.S. shareholders of that RIC Fund.

Income and capital gain distributions for each RIC Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing

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August 31, 2015 (Unaudited)

certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a RIC Fund’s tax basis earnings and profits, if significant, are reported in the RIC Funds’ financial statements as a return of capital.

As of February 28, 2015, certain RIC Funds elected to defer to March 1, 2015 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

RIC Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Alpha Only Fund	—	(134,807,482)
Consolidated Benchmark-Free Allocation Fund	—	—
Benchmark-Free Fund	—	—
Global Asset Allocation Fund	—	—
Global Developed Equity Allocation Fund	(3,131)	—
Global Equity Allocation Fund	(7,969)	—
Consolidated Implementation Fund	—	—
International Developed Equity Allocation Fund	(1,876)	—
International Equity Allocation Fund	(2,746)	—
Consolidated Special Opportunities Fund	—	(4,916,408)
Strategic Opportunities Allocation Fund	(2,286)	—

As of February 28, 2015, certain RIC Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 28, 2015, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The RIC Funds’ capital loss carryforwards are as follows:

	Short-Term ($)			Total Short-Term ($)	Long- Term ($)
RIC Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date		No Expiration Date
Alpha Only Fund	(403,439,253)	(95,046,616)	(188,353,678)	(686,839,547)	(132,207,408)
Consolidated Benchmark-Free Allocation Fund	(22,323,321)	(7,441,107)	—	(29,764,428)	—
Benchmark-Free Fund	—	—	—	—	—
Global Asset Allocation Fund	—	—	—	—	—
Global Developed Equity Allocation Fund	—	—	—	—	—
Global Equity Allocation Fund	—	—	—	—	—
Consolidated Implementation Fund	—	—	—	—	—
International Developed Equity Allocation Fund	(16,454,737)	(22,515,333)	—	(38,970,070)	—
International Equity Allocation Fund	—	—	—	—	—
Consolidated Special Opportunities Fund	—	—	(3,054,252)	(3,054,252)	—
Strategic Opportunities Allocation Fund	—	—	—	—	—

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August 31, 2015 (Unaudited)

As of August 31, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	1,584,142,881	48,199,525	(135,319,234)	(87,119,709)
Benchmark-Free Allocation Fund	21,398,676,874	16,294,749	(1,058,438,561)	(1,042,143,812)
Benchmark-Free Fund	5,214,612,332	11,100,426	(580,912,008)	(569,811,582)
Global Asset Allocation Fund	4,256,693,476	2,236,733	(489,508,610)	(487,271,877)
Global Developed Equity Allocation Fund	1,752,399,568	—	(166,226,841)	(166,226,841)
Global Equity Allocation Fund	3,791,977,806	—	(606,000,194)	(606,000,194)
Consolidated Implementation Fund	17,549,532,264	319,513,838	(1,569,377,390)	(1,249,863,552)
International Developed Equity Allocation Fund	1,232,642,913	—	(156,078,019)	(156,078,019)
International Equity Allocation Fund	1,638,344,272	—	(231,697,356)	(231,697,356)
Consolidated Special Opportunities Fund	892,757,703	41,867,743	(55,137,357)	(13,269,614)
Strategic Opportunities Allocation Fund	2,385,041,556	4,831,767	(174,767,692)	(169,935,925)
Consolidated Systematic Global Macro Opportunity Fund	1,417,787,376	17,305,603	(13,611,612)	3,693,991

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

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August 31, 2015 (Unaudited)

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent for all Funds except Alpha Only Fund. For Alpha Only Fund, Brown Brothers Harriman & Co. (“BBH”) serves as the custodian and fund accounting agent and State Street serves as the transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Each of the Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Funds are typically reassessed annually by GMO based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds in which the Funds invest. If that weighted average is less than 0.05%, the Funds usually will not charge a purchase premium or redemption fee.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO may consider known cash flows out of or into underlying funds when placing orders for the cash purchase or redemption of underlying fund shares by accounts over which it has investment discretion, including the Funds and other pooled investment vehicles. Consequently, participants in those accounts will tend to benefit more from waivers of the underlying funds’ purchase premiums and redemption fees than other underlying fund shareholders.

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August 31, 2015 (Unaudited)

As of August 31, 2015, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alpha Only	Benchmark-Free Allocation Fund(1)	Benchmark-Free Fund(2)	Global Asset Allocation Fund(3)	Global Developed Equity Allocation Fund(4)	Global Equity Allocation Fund(5)	Consolidated Implementation Fund(6)	International Developed Equity Allocation Fund(7)	International Equity Allocation Fund(8)	Special Opportunities Fund	Strategic Opportunities Allocation Fund(9)	Sytematic Global Macro Opportunity Fund
Purchase Premium	—	0.18%	0.18%	0.14%	0.08%	0.19%	0.20%	0.08%	0.27%	0.50%	0.14%	—
Redemption Fee	—	0.18%	0.18%	0.14%	0.08%	0.19%	0.20%	0.08%	0.27%	0.50%	0.14%	—

(1)	For the periods from June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.13% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.12% of the amount invested or redeemed.
(2)	For the periods from June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, , the premium on cash purchases and the fee on cash redemptions were each 0.13% and 0.14% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.13% of the amount invested or redeemed.
(3)	For the period from June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.11% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.10% of the amount invested or redeemed.
(4)	Prior to March 10, 2014, there was no premium on cash purchases or fee on cash redemptions.
(5)	For the period from June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.11% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.12% of the amount invested or redeemed.
(6)	Prior to June 30, 2015, there was no premium on cash purchases or fee on cash redemptions.
(7)	Prior to March 10, 2014, there was no premium on cash purchases or fee on cash redemptions.
(8)	For the period from June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.21% of the amount invested or redeemed.
(9)	For the period from June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.06% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.07% of the amount invested or redeemed

Recently-issued accounting guidance

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for annual financial statements with fiscal years beginning on or after December 15, 2014. GMO is evaluating the impact, if any, of this guidance on the Funds’ financial statements.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund	Systematic Global Macro Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Commodities Risk		X	X	X			X			X	X	X
Merger Arbitrage Risk		X	X	X			X			X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies (collectively, “Underlying Funds”) or in a wholly-owned subsidiary is exposed to the risks to which the Underlying Funds or wholly-owned subsidiary in which it invests are exposed as well as the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. Therefore, unless otherwise noted, the risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its Underlying Funds or a wholly-owned subsidiary.

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An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk” below.

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In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

A Fund’s investments in asset-backed securities are exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees payable to service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also may affect the rights of holders of those underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

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• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and could increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular

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securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

To the extent a Fund invests in Risk Premium Fund, the Fund is exposed to the risk that Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result,

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incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund

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may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gain, which, when distributed, is taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically

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unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

A Fund’s investment either directly or indirectly through a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investment, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which

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a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.

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A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” above for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended ‘naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The

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terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, in the case of Funds that are regulated investment companies for U.S. federal income tax purposes, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by

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inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in Underlying Funds, including other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies, or in a wholly-owned subsidiary are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds are also indirectly exposed to all of the risks of an investment in the Underlying Funds or a wholly-owned subsidiary.

Because a Fund bears the fees and expenses of any Underlying Fund or wholly-owned subsidiary in which it invests (absent reimbursement of those fees and expenses), the Fund will incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio, or invests through a new wholly-owned subsidiary. Because some Underlying Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments through one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in other GMO Funds that are not diversified.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Implementation Fund
•	Special Opportunities Fund
•	Systematic Global Macro Opportunity Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political, or other conditions. The Funds (other than Benchmark-Free Allocation Fund, Benchmark-Free Fund, Implementation Fund and Systematic Global Macro Opportunity Fund) normally do not take temporary defensive positions. Benchmark- Free Allocation Fund, Benchmark-Free Fund, Implementation Fund and Systematic Global Macro Opportunity Fund may take temporary defensive positions if deemed prudent by GMO.

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To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

At August 31, 2015, only Alpha Only Fund, Implementation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund, held derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies (and in the case of Special Opportunities Fund, commodities) without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Special Opportunities Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund and Implementation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, related options, and swap contracts, in an attempt to reduce its investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero)

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some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Fund may have gross investment exposures in excess of their net assets (i.e., the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Systematic Global Macro Opportunity Fund

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts as well as making other investments.

The Fund may use derivatives to gain long and/or short investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

***

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to

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bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark-Free Allocation Fund*	Consolidated Implementation Fund	Consolidated Special Opportunities Fund**	Consolidated Systematic Global Macro Opportunity Fund***
Forward currency contracts
Adjust currency exchange rate risk					X
Adjust exposure to foreign currencies		X	X	X	X
Manage against anticipated currency exchange rate changes		X	X
Futures contracts
Adjust exposure to certain securities markets					X
Substitute for direct investment				X	X
Adjust interest rate exposure		X	X		X
Maintain the diversity and liquidity of the portfolio		X	X		X
Hedge some or all of the broad market exposure of the assets in which the Fund invests	X
Options (Purchased)
Achieve returns from the decline in an equity investment				X
Substitute for direct equity investment		X	X
Adjust currency exchange rate risk		X	X
Adjust exposure to foreign currencies		X	X
Adjust interest rate exposure		X	X
Options (Written)
Substitute for direct equity investment		X	X	X
Adjust currency exchange rate risk		X	X
Adjust exposure to foreign currencies		X	X
Adjust interest rate exposure		X	X
Swap contracts
Achieve exposure to a reference entity’s credit		X	X	X
Adjust interest rate exposure		X	X
Adjust exposure to foreign currencies		X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X

*	Benchmark-Free Allocation Fund held no derivatives directly during the period ended August 31, 2015. The table shows how Implementation Fund used these derivatives during the period ended July 31, 2015 (See Note 2 — Basis of presentation and principles of consolidation).
**	Certain derivatives are held by Special Opportunities Fund’s wholly-owned subsidiary.
***	Certain derivatives are held by Systematic Global Macro Opportunity Fund’s wholly-owned subsidiary.

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Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

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For the period ended August 31, 2015, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Benchmark-Free Allocation Fund
Outstanding, beginning of period	72,772,000	—	$1,573,407	10,729,386,357	—	$178,226,879
Options written	2,558,058,500	4,296	96,413,376	4,473,073,500	7,337	163,247,192
Options bought back	(2,285,282,000)	—	(88,882,857)	(10,423,274,357)	(7,337)	(174,045,102)
Options expired	—	—	—	(361,674,000)	—	(5,099,201)
Options exercised*	(345,548,500)	(4,296)	(9,103,926)	(4,417,511,500)		(162,329,768)

Outstanding, end of period	—	—	$—	—	—	$—

Consolidated Implementation Fund
Outstanding, beginning of period	72,772,000	—	$1,573,407	10,729,386,357	—	$178,226,880
Options written	2,558,058,500	14,798	113,921,052	4,652,503,500	7,337	169,486,026
Options bought back	(2,285,282,000)	—	(88,882,857)	(10,602,704,357)	(7,337)	(180,283,935)
Options expired	—	—	—	(361,674,000)	—	(5,099,202)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	345,548,500	14,798	$26,611,602	4,417,511,500	—	$162,329,769

Consolidated Special Opportunities Fund
Outstanding, beginning of period	743,000	7,430	$2,275,055	214,600	2,146	$841,681
Options written	184,000	1,840	897,085	—	—	—
Options bought back	(439,000)	(4,390)	(1,375,623)	—	(1,600)	(242,653)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	(109)	(189,716)

Outstanding, end of period	488,000	4,880	$1,796,517	214,600	437	$409,312

*	Amount shown represents adjustment due to deconsolidation at July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract

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and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if a Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates

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its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2015 and the Statements of Operations for the period ended August 31, 2015 ^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Assets:
Unrealized Appreciation on Futures Contracts*	$—	$—	$78,294,374	$—	$—	$—	$—	$78,294,374

Total	$—	$—	$78,294,374	$—	$—	$—	$—	$78,294,374

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$78,294,374	$—	$—	$—	$—	$78,294,374

Net Realized Gain (Loss) on:
Futures Contracts	$—	$—	$(128,541,042)	$—	$—	$—	$—	$(128,541,042)

Total	$—	$—	$(128,541,042)	$—	$—	$—	$—	$(128,541,042)

Change in Net Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$—	$199,388,449	$—	$—	$—	$—	$199,388,449

Total	$—	$—	$199,388,449	$—	$—	$—	$—	$199,388,449

135

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August 31, 2015 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Allocation Fund
Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$22,982	$—	$—	$—	$—	$22,982
Investments (purchased options)	—	602,605	71,727,669	—	(210,082,136)	—	(137,751,862)
Forward Currency Contracts	—	—	(6,120,380)	—	—	—	(6,120,380)
Futures Contracts	—	—	—	—	(42,066,606)	—	(42,066,606)
Written Options	—	1,078,488	26,246,698	—	(118,218,715)	—	(90,893,529)
Swap Contracts	—	—	(7,767,405)	(1,878,830)	(88,747,726)	—	(98,393,961)

Total	$—	$1,704,075	$84,086,582	$(1,878,830)	$(459,115,183)	$—	$(375,203,356)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$1,252,678	$—	$—	$—	$—	$1,252,678
Investments (purchased options)	—	(19,671,367)	(7,656,436)	—	77,451,512	—	50,123,709
Forward Currency Contracts	—	—	(42,720,320)	—	—	—	(42,720,320)
Futures Contracts	—	—	—	—	(5,428,316)	—	(5,428,316)
Written Options	—	—	(9,531,413)	—	(9,592,988)	—	(19,124,401)
Swap Contracts	—	(2,645,708)**	—	1,447,260	(54,276,901)	—	(55,475,349)

Total	$—	$(21,064,397)	$(59,908,169)	$1,447,260	$8,153,307	$—	$(71,371,999)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Implementation Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$1,026,511	$—	$—	$—	$—	$1,026,511
Investments, at value (purchased options)	—	—	83,714,418	47,514,047	—	212,763,758	—	343,992,223
Unrealized Appreciation on Forward Currency Contracts	—	—	—	205,085,201	—	—	—	205,085,201
Unrealized Appreciation on Futures Contracts*	—	—	—	—	—	28,968	—	28,968
Unrealized Appreciation on Swap Contracts*	1,506,888	—	—	—	1,210,688	425,011,730	—	427,729,306

Total	$1,506,888	$—	$84,740,929	$252,599,248	$1,210,688	$637,804,456	$—	$977,862,209

Derivatives not subject to Master Agreements	$—	$—	$1,026,511	$—	$—	$—	$—	$1,026,511

Total subject to Master Agreements	$1,506,888	$—	$83,714,418	$252,599,248	$1,210,688	$637,804,456	$—	$976,835,698

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(151,118,789)	$—	$—	$—	$(151,118,789)
Written Options, at value	—	—	(13,442,858)	(39,352,152)	—	(112,116,839)	—	(164,911,849)
Unrealized Depreciation on Swap Contracts*	(636,541)	—	(4,789,443)**	—	(5,245,778)	(438,022,403)	—	(448,694,165)

Total	$(636,541)	$—	$(18,232,301)	$(190,470,941)	$(5,245,778)	$(550,139,242)	$—	$(764,724,803)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(636,541)	$—	$(18,232,301)	$(190,470,941)	$(5,245,778)	$(550,139,242)	$—	$(764,724,803)

136

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Implementation Fund (continued)
Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$22,981	$—	$—	$—	$—	$22,981
Investments (purchased options)	—	—	714,019	65,443,630	—	(209,210,444)	—	(143,052,795)
Forward Currency Contracts	—	—	—	(7,683,615)	—	—	—	(7,683,615)
Futures Contracts	—	—	—	—	—	(42,231,173)	—	(42,231,173)
Written Options	—	—	1,080,228	26,246,698	—	(857,771)	—	26,469,155
Swap Contracts	—	—	—	—	(2,499,740)	(70,549,393)	—	(73,049,133)

Total	$—	$—	$1,817,228	$84,006,713	$(2,499,740)	$(322,848,781)	$—	$(239,524,580)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$(113,389)	$—	$—	$—	$—	$(113,389)
Investments (purchased options)	—	—	(12,372,354)	53,637,968	—	85,242,590	—	126,508,204
Forward Currency Contracts	—	—	—	11,246,092	—	—	—	11,246,092
Futures Contracts	—	—	—	—	—	(5,399,348)	—	(5,399,348)
Written Options	—	—	4,699,152	(22,874,068)	—	23,080,036	—	4,905,120
Swap Contracts	442,604	—	(7,435,151)	—	(2,587,830)	(105,949,203)	—	(115,529,580)

Total	$442,604	$—	$(15,221,742)	$42,009,992	$(2,587,830)	$(3,025,925)	$—	$21,617,099

Consolidated Special Opportunities Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$18,202,608	$—	$—	$—	$—	$18,202,608
Investments, at value (purchased options)	—	—	389,700	—	—	—	—	389,700
Unrealized Appreciation on Futures Contracts*	—	1,075,412	—	—	—	—	—	1,075,412
Unrealized Appreciation on Swap Contracts*	905,928	—	—	—	—	—	—	905,928

Total	$905,928	$1,075,412	$18,592,308	$—	$—	$—	$—	$20,573,648

Derivatives not subject to Master Agreements	$—	$—	$18,202,608	$—	$—	$—	$—	$18,202,608

Total subject to Master Agreements	$905,928	$1,075,412	$389,700	$—	$—	$—	$—	$2,371,040

Liabilities:
Unrealized Depreciation on Forward Currency Contracts*	$—	$—	$—	$(658,843)	$—	$—	$—	$(658,843)
Unrealized Depreciation on Futures Contracts*	—	(618,876)	—	—	—	—	—	(618,876)
Written Options, at value	—	—	(3,171,680)	—	—	—	—	(3,171,680)
Unrealized Depreciation on Swap Contracts*	(1,440,146)	—	—	—	—	—	—	(1,440,146)

Total	$(1,440,146)	$(618,876)	$(3,171,680)	$(658,843)	$—	$—	$—	$(5,889,545)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(1,440,146)	$(618,876)	$(3,171,680)	$(658,843)	$—	$—	$—	$(5,889,545)

137

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Special Opportunities Fund (continued)
Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$(22,485)	$—	$—	$—	$—	$(22,485)
Investments (purchased options)	—	—	2,666,129	—	—	—	—	2,666,129
Forward Currency Contracts	—	—	—	1,211,698	—	—	—	1,211,698
Written Options	—	—	575,348	—	—	—	—	575,348
Swap Contracts	(1,904,896)	—	—	—	—	—	—	(1,904,896)

Total	$(1,904,896)	$—	$3,218,992	$1,211,698	$—	$—	$—	$2,525,794

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$(2,635,722)	$—	$—	$—	$—	$(2,635,722)
Investments (purchased options)	—	—	(2,312,468)	—	—	—	—	(2,312,468)
Forward Currency Contracts	—	—	—	(1,474,003)	—	—	—	(1,474,003)
Futures Contracts	—	(1,102,838)	—	—	—	—	—	(1,102,838)
Written Options	—	—	(1,215,807)	—	—	—	—	(1,215,807)
Swap Contracts	1,944,712	—	—	—	—	—	—	1,944,712

Total	$1,944,712	$(1,102,838)	$(6,163,997)	$(1,474,003)	$—	$—	$—	$(6,796,126)

Consolidated Systematic Global Macro Opportunity Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$4,701,046	$—	$—	$—	$4,701,046
Unrealized Appreciation on Futures Contracts*	—	373,494	1,473,821	—	—	—	—	1,847,315

Total	$—	$373,494	$1,473,821	$4,701,046	$—	$—	$—	$6,548,361

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$373,494	$1,473,821	$4,701,046	$—	$—	$—	$6,548,361

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(54,996)	$—	$—	$—	$(54,996)
Unrealized Depreciation on Futures Contracts*	—	—	(17,522,375)	—	—	(3,783,400)	—	(21,305,775)

Total	$—	$—	$(17,522,375)	$(54,996)	$—	$(3,783,400)	$—	$(21,360,771)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(17,522,375)	$(54,996)	$—	$(3,783,400)	$—	$(21,360,771)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$—	$10,821,874	$—	$—	$—	$10,821,874
Futures Contracts	—	1,729,366	(173,127)	—	—	4,671,810	—	6,228,049

Total	$—	$1,729,366	$(173,127)	$10,821,874	$—	$4,671,810	$—	$17,049,923

138

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August 31, 2015 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Systematic Global Macro Opportunity Fund (continued)
Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$—	$4,347,956	$—	$—	$—	$4,347,956
Futures Contracts	—	(580,989)	(41,308,064)	—	—	706,369	—	(41,182,684)

Total	$—	$(580,989)	$(41,308,064)	$4,347,956	$—	$706,369	$—	$(36,834,728)

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.
**	Risk is the correlation between equity risk and foreign currency risk.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized amounts in the tables below. For more information about other uncertainties and risks, see “Investment and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2015, if any.

139

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August 31, 2015 (Unaudited)

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2015:

Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,296,336	$—	$(669,505)	$626,831
Barclays Bank plc	6,921,208	—	(75,137)	6,846,071
Deutsche Bank AG	12,176,963	(4,609,000)	(6,417,110)	1,150,853
Goldman Sachs International	266,126,220	(84,970,000)	(147,008,608)	34,147,612
JPMorgan Chase Bank, N.A.	164,158,187	—	(117,946,674)	46,211,513
Morgan Stanley & Co. International PLC	103,127,678	(27,400,000)	(64,462,577)	15,847,429
State Street Bank and Trust Company	1,162	—	—	1,162

Total	$553,807,754	$(116,979,000)	$(336,579,611)	$104,831,471

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$669,505	$—	$669,505	$—
Barclays Bank plc	75,137	—	75,137	—
Brown Brothers Harriman & Co.	40,967	—	—	40,967
Citibank N.A.	71,587	—	—	71,587
Credit Suisse International	490,550	—	—	490,550
Deutsche Bank AG	6,417,110	—	6,417,110	—
Goldman Sachs International	147,008,608	—	147,008,608	—
JPMorgan Chase Bank, N.A.	117,946,674	—	117,946,674	—
Morgan Stanley & Co. International PLC	64,462,577	—	64,462,577	—

Total	$337,182,715	$—	$336,579,611	$603,104

Consolidated Special Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank plc	$816,666	$(744,052)	$(72,614)	$—	*
Goldman Sachs International	9,340	—	9,340	—
JPMorgan Chase Bank, N.A.	79,922	—	—	79,922

Total	$905,928	$(744,052)	$(63,274)	$79,922

140

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August 31, 2015 (Unaudited)

Consolidated Special Opportunities Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$554,281	$—	$—	$554,281
Barclays Bank plc	72,614	—	72,614	—
Credit Suisse International	679,108	(679,108)	—	—	*
Deutsche Bank AG	38,678	(38,678)	—	—	*
Goldman Sachs International	732,045	—	(9,340)	722,705
Morgan Stanley & Co. International PLC	22,263	—	—	22,263

Total	$2,098,989	$(717,786)	$(63,274)	$1,299,249

Consolidated Systematic Global Macro Opportunity Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
State Street Bank and Trust Company	$4,701,046	$—	$—	$4,701,046

Total	$4,701,046	$—	$—	$4,701,046

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
JPMorgan Chase Bank, N.A.	$54,996	$—	$—	$54,996

Total	$54,996	$—	$—	$54,996

*	In some instances, the actual collateral received and/or pledged may be more than the amount above.

The average derivative activity, based on notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and or principal amounts or number of contracts (options) outstanding, based on absolute values at each month-end was as follows for the period ended August 31, 2015:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options ($)	Options (Contracts)	Rights and/or Warrants ($)
Alpha Only Fund	—	2,150,061,929	—	—	—	23,960
Benchmark-Free Allocation Fund*	12,264,544,969	387,071,239	38,302,286,488	16,634,830,035	131,612	801,870
Benchmark-Free Fund	—	—	—	—	—	—
Global Asset Allocation Fund	—	—	—	—	—	—
Global Developed Equity Allocation Fund	—	—	—	—	—	—
Global Equity Allocation Fund	—	—	—	—	—	—
Consolidated Implementation Fund	14,060,981,324	389,252,478	44,850,446,898	18,862,208,517	161,745	1,233,232
International Developed Equity Allocation Fund	—	—	—	—	—	—
International Equity Allocation Fund	—	—	—	—	—	—
Consolidated Special Opportunities Fund	53,921,490	10,755,819	166,209,254	1,149,767	—	20,372,638

141

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August 31, 2015 (Unaudited)

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options ($)	Options (Contracts)	Rights and/or Warrants ($)
Strategic Opportunities Allocation Fund	—	—	—	—	—	—
Consolidated Systematic Global Macro Opportunity Fund	782,589,896	1,632,224,508	—	—	—	—

*	Represents GMO Implementation Fund’s average derivative activity through July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund	Systematic Global Macro Opportunity Fund
Management Fee	0.50%	0.65%	—	—	—	—	—	—	—	1.10%	—	0.70%

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

In addition, for certain Funds each class of shares pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. These supplemental support services include without limitation, (1) provision and presentation of educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser, (2) provision and presentation of similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests, (3) provision and presentation of information for inclusion in the quarterly or other periodic reports of the investor, (4) provision of responses to information requests relating to oversight functions of an investors’s board of directors including pricing, compliance, and taxation, (5) access to and meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO, (6) assistance with services provided by an investor’s investment adviser, and (7) such other assistance as may be requested from time to time by an investor or its agents, provided that such assistance is not primarily intended to result in the sale of Fund shares.

Shareholder service and/or supplemental support fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V	Class VI	Class MF
Alpha Only Fund	0.15%	0.10%
Benchmark-Free Allocation Fund	0.15%	0.10%			0.10%

142

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August 31, 2015 (Unaudited)

Fund Name	Class III		Class IV		Class V		Class VI	Class MF
Benchmark-Free Fund	0.00%
Global Asset Allocation Fund	0.00%
Global Developed Equity Allocation Fund	0.00%
Global Equity Allocation Fund	0.00%
Implementation Fund	0.00%
International Developed Equity Allocation Fund	0.00%
International Equity Allocation Fund	0.00%
Special Opportunities Fund	0.15%	*	0.10%	*	0.085%	*	0.055%
Strategic Opportunities Allocation Fund	0.00%
Systematic Global Macro Opportunity Fund	0.15%

*	Class is offered but has no shareholders as of August 31, 2015.

For each Fund, other than Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund, other than Benchmark-Free Allocation Fund, that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplement support agreement.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, effective March 1, 2014, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fee paid to GMO. This reduction will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

143

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2015 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Alpha Only Fund	18,584	2,024
Benchmark-Free Allocation Fund	191,539	21,357
Benchmark-Free Fund	27,968	3,128
Global Asset Allocation Fund	27,048	2,944
Global Developed Equity Allocation Fund	9,752	1,104
Global Equity Allocation Fund	20,976	2,392
Consolidated Implementation Fund	87,400	9,752
International Developed Equity Allocation Fund	6,256	736
International Equity Allocation Fund	8,832	920
Consolidated Special Opportunities Fund	4,600	552
Strategic Opportunities Allocation Fund	13,616	1,472
Consolidated Systematic Global Macro Opportunity Fund	8,280	920

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2015 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Alpha Only Fund	0.000%	0.000%	0.000%	0.000%
Benchmark-Free Allocation Fund	0.140%	0.024%	0.016%	0.180%
Benchmark-Free Fund	0.464%	0.066%	0.006%	0.536%
Global Asset Allocation Fund	0.424%	0.068%	0.006%	0.499%
Global Developed Equity Allocation Fund	0.464%	0.073%	0.000%	0.537%
Global Equity Allocation Fund	0.510%	0.071%	0.000%	0.581%
Consolidated Implementation Fund	0.001%	0.000%	0.000%	0.001%
International Developed Equity Allocation Fund	0.535%	0.086%	0.000%	0.621%
International Equity Allocation Fund	0.606%	0.079%	0.000%	0.685%
Consolidated Special Opportunities Fund	0.000%	0.000%	0.000%	0.000%
Strategic Opportunities Allocation Fund	0.441%	0.066%	0.006%	0.513%
Consolidated Systematic Global Macro Opportunity Fund	0.001%	0.000%	0.000%	0.001%

144

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2015 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Alpha Only Fund	—	1,439,358,365	—	3,131,761,761
Benchmark-Free Allocation Fund*	—	7,671,397,088	—	7,610,115,578
Benchmark-Free Fund	387,868,049	1,809,049,117	—	2,078,960,674
Global Asset Allocation Fund	—	370,050,728	—	1,055,390,170
Global Developed Equity Allocation Fund	—	97,503,353	—	108,497,241
Global Equity Allocation Fund	—	223,820,370	—	435,068,029
Consolidated Implementation Fund	—	9,753,697,445	—	6,863,290,538
International Developed Equity Allocation Fund	—	113,300,485	—	108,284,941
International Equity Allocation Fund	—	123,464,495	—	131,103,315
Consolidated Special Opportunities Fund	—	222,696,597	—	166,225,860
Strategic Opportunities Allocation Fund	207,597,497	837,277,131	—	998,431,309
Consolidated Systematic Global Macro Opportunity Fund	—	251,268	—	—

*	For the period ended July 31, 2015, Consolidated Benchmark-Free Allocation Fund’s purchases in U.S. government securities, purchases in investments, sales in U.S. government securities and sales in investments were $0, $7,445,787,211, $0, and $6,874,337,797 respectively (Note 2).

Cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, in accordance with U.S. GAAP for the period ended August 31, 2015 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
Benchmark-Free Allocation Fund	—	544,189,416

For the period ended August 31, 2015, the Funds had the following net realized gain attributed to redemption in-kind transactions:

Fund Name	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Benchmark-Free Allocation Fund	77,470,785

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

145

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2015

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Alpha Only Fund	2	*	90.14%	0.04%	99.87%
Benchmark-Free Allocation Fund	1		54.36%	0.80%	1.40%
Benchmark-Free Fund	—		—	—	100.00%
Global Asset Allocation Fund	—		—	0.16%	9.24%
Global Developed Equity Allocation Fund	3		42.30%	< 0.01%	—
Global Equity Allocation Fund	—		—	0.01%	0.48%
International Developed Equity Allocation Fund	3		38.20%	< 0.01%	0.86%
Consolidated Implementation Fund	1	**	97.36%	—	100.00%
International Equity Allocation Fund	2	***	35.76%	1.68%	16.90%
Consolidated Special Opportunites Fund	2	*	97.89%	0.07%	99.93%
Strategic Opportunities Allocation Fund	1		29.73%	0.02%	99.96%
Consolidated Systematic Global Macro Opportunity Fund	2	*	86.41%	—	100.00%

*	Two of the shareholders are other funds of the Trust.
**	One of the shareholders is another fund of the Trust.
***	One of the shareholders is another fund managed by GMO.

146

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2015 (Unaudited)				Year Ended February 28, 2015

	Shares		Amount		Shares	Amount
Alpha Only Fund
Class III:
Shares sold	31,503	(a)	$714,181	(a)	423,608	$10,154,067
Shares issued to shareholders in reinvestment of distributions	20,374		451,284		21,258	486,800
Shares repurchased	(690,397	)(a)	(15,310,295	)(a)	(756,813)	(17,833,752)

Net increase (decrease)	(638,520)		$(14,144,830)		(311,947)	$(7,192,885)

Class IV:
Shares sold	6,124,467		$139,130,919		94,560,979	$2,263,569,661
Shares issued to shareholders in reinvestment of distributions	1,855,347		41,133,047		2,595,775	59,469,197
Shares repurchased	(81,230,858)		(1,836,972,702)		(98,739,679)	(2,340,531,836)

Net increase (decrease)	(73,251,044)		$(1,656,708,736)		(1,582,925)	$(17,492,978)

Benchmark-Free Allocation Fund
Class III:
Shares sold	44,922,033		$1,193,404,172		115,103,110	$3,128,916,906
Shares issued to shareholders in reinvestment of distributions	4,651,398		120,052,586		7,889,460	209,264,286
Shares repurchased	(19,366,322)		(501,120,574)		(14,398,699)	(393,780,652)
Purchase premiums	—		663,031		—	1,783,687
Redemption fees	—		467,127		—	188,630

Net increase (decrease)	30,207,109		$813,466,342		108,593,871	$2,946,372,857

Class IV:
Shares sold	22,458,292		$598,409,352		45,482,596	$1,229,682,859
Shares issued to shareholders in reinvestment of distributions	2,795,335		72,119,639		4,913,704	130,585,901
Shares repurchased	(27,150,036)		(695,709,330)		(18,765,777)	(514,353,663)
Purchase premiums	—		375,961		—	1,167,509
Redemption fees	—		242,294		—	112,788

Net increase (decrease)	(1,896,409)		$(24,562,084)		31,630,523	$847,195,394

Class MF:
Shares sold	14,275,256		$379,178,724		117,778,639	$3,234,566,653
Shares issued to shareholders in reinvestment of distributions	9,204,641		237,571,791		21,099,584	560,820,995
Shares repurchased	(28,677,163)		(735,310,183)		(21,929,846)	(579,619,789)
Purchase premiums	—		1,276,027		—	4,706,421
Redemption fees	—		849,942		—	468,707

Net increase (decrease)	(5,197,266)		$(116,433,699)		116,948,377	$3,220,942,987

147

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Six Months Ended August 31, 2015 (Unaudited)				Year Ended February 28, 2015

	Shares		Amount		Shares	Amount
Benchmark-Free Fund
Class III:
Shares sold	6,690,109		$132,343,805		32,061,935	$705,240,591
Shares issued to shareholders in reinvestment of distributions	8,096,923		154,894,128		31,448,807	644,970,313
Shares repurchased	(7,562,337)		(149,116,759)		(12,425,993)	(268,655,366)
Purchase premiums	—		42,443		—	749,577
Redemption fees	—		67,302		—	244,150

Net increase (decrease)	7,224,695		$138,230,919		51,084,749	$1,082,549,265

Global Asset Allocation Fund
Class III:
Shares sold	5,490,866		$60,385,337		32,814,104	$384,281,713
Shares issued to shareholders in reinvestment of distributions	19,241,231		201,070,868		38,450,707	435,610,035
Shares repurchased	(77,190,802)		(844,771,110)		(93,773,316)	(1,071,102,012)
Purchase premiums	—		35,057		—	441,132
Redemption fees	—		901,728		—	847,090

Net increase (decrease)	(52,458,705)		$(582,378,120)		(22,508,505)	$(249,922,042)

Global Developed Equity Allocation Fund
Class III:
Shares sold	1,389,280		$31,354,278		8,756,117	$212,849,065
Shares issued to shareholders in reinvestment of distributions	5,098,552		107,783,398		8,758,680	205,022,208
Shares repurchased	(3,227,685)		(74,245,911)		(3,631,312)	(86,823,824)
Purchase premiums	—		23,916		—	166,093
Redemption fees	—		58,184		—	65,140

Net increase (decrease)	3,260,147		$64,973,865		13,883,485	$331,278,682

Global Equity Allocation Fund
Class III:
Shares sold	6,201,527		$50,899,836		127,350,249	$1,190,079,440
Shares issued to shareholders in reinvestment of distributions	31,597,152		251,829,300		41,053,705	366,102,860
Shares repurchased	(38,385,183)		(320,712,631)		(45,993,735)	(411,106,896)
Purchase premiums	—		65,570		—	1,173,392
Redemption fees	—		406,812		—	413,670

Net increase (decrease)	(586,504)		$(17,511,113)		122,410,219	$1,146,662,466

Consolidated Implementation Fund
Core Class:
Shares sold	222,530,197	(b)	$2,958,297,203	(b)	468,302,467	$6,131,651,226
Shares repurchased	(86,544,485	)(b)	(1,123,203,024	)(b)	(96,645,921)	(1,270,575,297)
Purchase premiums	—		1,102,739		—	—
Redemption fees	—		795,283		—	—

Net increase (decrease)	135,985,712		$1,836,992,201		371,656,546	$4,861,075,929

148

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

	Six Months Ended August 31, 2015 (Unaudited)				Year Ended February 28, 2015

	Shares		Amount		Shares	Amount
International Developed Equity Allocation Fund
Class III:
Shares sold	6,238,819		$104,607,010		7,909,608	$139,068,397
Shares issued to shareholders in reinvestment of distributions	30,803		513,493		2,710,351	43,513,839
Shares repurchased	(6,312,397)		(104,533,912)		(4,610,812)	(81,735,750)
Purchase premiums	—		51,262		—	86,286
Redemption fees	—		81,466		—	54,892

Net increase (decrease)	(42,775)		$719,319		6,009,147	$100,987,664

International Equity Allocation Fund
Class III:
Shares sold	3,752,077		$39,770,445		10,395,250	$114,414,945
Shares issued to shareholders in reinvestment of distributions	5,999,828		59,758,285		9,159,148	95,905,045
Shares repurchased	(5,286,439)		(53,262,263)		(26,102,279)	(281,895,451)
Purchase premiums	—		72,225		—	160,756
Redemption fees	—		112,209		—	555,498

Net increase (decrease)	4,465,466		$46,450,901		(6,547,881)	$(70,859,207)

Consolidated Special Opportunities Fund
Class VI:
Shares sold	1,598,686	(c)	$32,220,382	(c)	42,613,601	$839,388,542
Shares issued to shareholders in reinvestment of distributions	192,187		3,862,961		25,654	502,042
Shares repurchased	(2,032,748	)(c)	(40,748,871	)(c)	(40,602)	(772,661)
Purchase premium fees	—		74,398		—	4,218,033
Redemption fees	—		116,668		—	3,863

Net increase (decrease)	(241,875)		$(4,474,462)		42,598,653	$843,339,819

Strategic Opportunities Allocation Fund
Class III:
Shares sold	3,758,247		$79,355,602		3,720,734	$80,872,662
Shares issued to shareholders in reinvestment of distributions	5,536,057		112,105,166		12,804,205	283,429,611
Shares repurchased	(4,672,297)		(96,301,407)		(9,463,281)	(212,652,842)
Purchase premiums	—		35,759		—	21,277
Redemption fees	—		77,858		—	100,905

Net increase (decrease)	4,622,007		$95,272,978		7,061,658	$151,771,613

Consolidated Systematic Global Macro Opportunity Fund
Class III:
Shares sold	2,434,810		$82,687,469		6,802,372	$222,768,348
Shares repurchased	(3,994,429)		(134,018,526)		(14,092,094)	(455,180,285)

Net increase (decrease)	(1,559,619)		$(51,331,057)		(7,289,722)	$(232,411,937)

(a)	1,532,411 shares and $34,065,494 were purchased in-kind and redeemed in-kind.
(b)	34,102,823 shares and $444,018,756 were purchased in-kind and redeemed in-kind.
(c)	864,281 shares and $17,415,262 were purchased in-kind and redeemed in-kind.

149

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Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

10.	Investments in affiliated issuers

An affiliated company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities. A summary of the Fund’s transactions involving companies that are or were affiliates during the period ended August 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Consolidated Special Opportunities Fund
Jagercor Energy Corp	$191,984	$—	$—	$—	$159,623

Totals	$191,984	$—	$—	$—	$159,623

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended August 31, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$—	$267,006,304	$257,000,000		$6,304	$—	$10,006,304

Benchmark-Free Allocation Fund
GMO Alpha Only Fund, Class IV	$2,169,494,954	$122,187,841	$1,229,209,539	(a)	$26,143,257	$—	$1,005,176,089
GMO Debt Opportunities Fund, Class VI	855,272,046	40,749,276	22,542,401	(b)	5,181,544	—	874,819,971
GMO Emerging Country Debt Fund, Class IV	984,029,503	56,384,620	67,903,418	(c)	22,617,586	—	930,503,977
GMO Implementation Fund**	—	2,509,982,294	1,122,407,741	(d)	—	—	15,891,291,157
GMO Special Opportunities Fund, Class VI	652,657,803	17,449,885	36,419,403	(e)	3,000,367	—	625,668,691
GMO Systematic Global Macro Opportunity Fund, Class III	1,081,318,142	52,923,953	97,414,791		—	—	1,017,680,472

Totals	$5,742,772,448	$2,799,677,869	$2,575,897,293		$56,942,754	$—	$20,345,140,357

Benchmark-Free Fund
GMO Alpha Only Fund, Class IV	$88,736,337	$2,001,483	$87,811,380		$1,372,304	$—	$—
GMO Asset Allocation Bond Fund, Class VI	1,300,653,948	167,149,616	1,272,330,907		84,022,971	—	—
GMO Debt Opportunities Fund, Class VI	210,219,653	1,261,318	11,974,569		1,261,318	—	199,851,301
GMO Emerging Country Debt Fund, Class IV	280,085,788	6,185,075	4,414,842		6,185,075	—	270,702,111
GMO Emerging Markets Fund, Class VI	729,347,361	172,531,133	—		2,377,869	—	756,159,274
GMO International Equity Fund, Class IV	1,036,395,804	31,534,771	61,039,833		4,026,645	—	927,515,806
GMO Risk Premium Fund, Class VI	126,154,567	56,418,237	—		—	6,095,779	174,928,667
GMO Special Opportunities Fund, Class VI	191,068,608	859,959	4,212,799		859,959	—	185,351,188
GMO Systematic Global Macro Opportunity Fund, Class III	215,731,480	40,540	1,014,655		—	—	211,054,302
GMO U.S. Equity Allocation Fund, Class VI	806,364,529	29,383,301	126,624,556		1,813,784	27,569,517	633,799,355
GMO U.S. Treasury Fund	67,100,110	1,341,683,684	509,537,133		112,066	3,836	899,246,660

Totals	$5,051,858,185	$1,809,049,117	$2,078,960,674		$102,031,991	$33,669,132	$4,258,608,664

(a)	$34,065,494 was redeemed in-kind.
(b)	$22,542,400 was redeemed in-kind.
(c)	$26,147,504 was redeemed in-kind.
(d)	$444,018,756 was redeemed in-kind.
(e)	$17,415,262 was redeemed in-kind.
*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through August 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.
**	Prior to August 1, 2015, GMO Implementation Fund was consolidated with GMO Benchmark-Free Allocation Fund (Note 2 — Basis of presentation and principles of consolidation).

150

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$331,939,406	$8,058,017	$143,517,321	$4,854,967	$—	$185,372,714
GMO Asset Allocation Bond Fund, Class VI	1,021,502,076	107,792,833	229,137,956	56,592,342	—	753,129,397
GMO Debt Opportunities Fund, Class VI	211,459,613	1,114,538	45,389,053	1,114,538	—	167,558,895
GMO Emerging Country Debt Fund, Class IV	218,274,412	4,176,695	44,406,842	4,176,695	—	170,911,836
GMO Emerging Markets Fund, Class VI	563,948,638	61,844,938	51,853,696	1,635,236	—	477,526,518
GMO International Equity Fund, Class IV	1,230,449,649	12,947,560	211,223,339	4,234,607	—	952,098,517
GMO Risk Premium Fund, Class VI	125,576,661	41,217,507	25,429,415	—	4,870,823	135,877,044
GMO Systematic Global Macro Opportunity Fund, Class III	144,436,175	580,359	31,207,362	—	—	111,951,521
GMO U.S. Equity Allocation Fund, Class VI	783,135,117	26,645,130	190,919,636	1,606,349	24,416,507	553,107,584
GMO U.S. Treasury Fund	236,883,004	105,673,151	81,812,847	100,536	7,649	260,743,309

Totals	$4,867,604,751	$370,050,728	$1,054,897,467	$74,315,270	$29,294,979	$3,768,277,335

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$174,346,545	$20,131,046	$9,352,900	$520,022	$—	$153,542,368
GMO International Equity Fund, Class IV	925,275,298	29,367,654	39,983,797	3,763,188	—	841,854,742
GMO U.S. Equity Allocation Fund, Class VI	670,317,319	48,004,653	59,160,544	1,698,550	25,817,957	590,231,287

Totals	$1,769,939,162	$97,503,353	$108,497,241	$5,981,760	$25,817,957	$1,585,628,397

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$737,807,672	$142,847,220	$39,265,612	$2,343,387	$—	$697,140,267
GMO International Equity Fund, Class IV	1,761,501,355	21,324,235	209,914,995	6,631,739	—	1,442,007,389
GMO U.S. Equity Allocation Fund, Class VI	1,299,806,538	59,648,915	185,887,422	3,112,124	47,304,280	1,045,774,428

Totals	$3,799,115,565	$223,820,370	$435,068,029	$12,087,250	$47,304,280	$3,184,922,084

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$116,415,639	$24,935,829	$11,417,626	$362,490	$—	$107,555,109
GMO International Equity Fund, Class IV	1,063,694,450	88,364,656	96,867,315	4,464,825	—	968,640,129

Totals	$1,180,110,089	$113,300,485	$108,284,941	$4,827,315	$—	$1,076,195,238

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$449,343,904	$101,355,782	$11,039,062	$1,547,904	$—	$445,499,714
GMO International Equity Fund, Class IV	1,145,216,475	22,108,713	120,064,253	4,452,845	—	960,768,307

Totals	$1,594,560,379	$123,464,495	$131,103,315	$6,000,749	$—	$1,406,268,021

Strategic Opportunities Allocation Fund
GMO Asset Allocation Bond Fund, Class VI	$570,644,317	$81,096,390	$565,611,224	$37,173,745	$—	$—
GMO Debt Opportunities Fund, Class VI	91,220,086	547,321	1,219,246	547,321	—	90,696,221
GMO Emerging Country Debt Fund, Class IV	109,098,171	2,407,958	2,784,631	2,407,958	—	104,385,685
GMO Emerging Markets Fund, Class VI	395,900,795	92,525,011	—	1,327,773	—	407,559,396
GMO International Equity Fund, Class IV	757,737,909	21,113,486	49,783,496	3,002,782	—	670,138,843
GMO Risk Premium Fund, Class VI	—	60,070,028	—	—	—	60,630,464
GMO U.S. Equity Allocation Fund, Class VI	524,119,008	20,875,920	78,861,143	1,225,366	18,625,554	416,167,256
GMO U.S. Treasury Fund	—	558,641,017	300,158,378	32,920	759	258,482,639

Totals	$2,448,720,286	$837,277,131	$998,418,118	$45,717,865	$18,626,313	$2,008,060,504

151

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2015 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
Consolidated Systematic Global Macro Opportunity Fund
GMO Debt Opportunities Fund, Class VI	$2,845,741	$17,075	$—	$17,075	$—	$2,867,419
GMO U.S. Treasury Fund	558,715,385	234,193	—	216,310	17,883	558,949,578

Totals	$561,561,126	$251,268	$—	$233,385	$17,883	$561,816,997

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through August 31, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

11.	Subsequent event

Subsequent to August 31, 2015, GMO Alpha Only Fund received redemption requests in the amount of $656,166,342.

152

GMO Trust Funds

Board Review of Management Agreements

August 31, 2015 (Unaudited)

GMO Alpha Only Fund

Approval of renewal of management agreement for GMO Alpha Only Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

153

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing and supplemental support fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to the Fund’s management agreement and shareholder servicing and supplemental support agreement. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee structure.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

154

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

155

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the

156

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the

157

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. In considering the Fund’s performance, the Trustees satisfied themselves that GMO continued to believe that the Fund’s investment strategies continued to have a reasonable prospect of producing favorable long term results. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered the management fees indirectly paid by the Fund as a result of its investing in other GMO funds as compared to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

158

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing and supplemental support agreement.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

159

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

160

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. In considering the Fund’s performance, the Trustees satisfied themselves that GMO continued to believe that the Fund’s investment strategies continued to have a reasonable prospect of producing favorable long-term results. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

161

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Special Opportunities Fund

Approval of renewal of management agreement for GMO Special Opportunities Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

162

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

163

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Systematic Global Macro Opportunity Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Systematic Global Macro Opportunity Fund. At a meeting on June 4, 2015, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund, in each case for an additional twelve-month period beginning on June 30, 2015. In approving the renewal, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement and sub-advisory agreement. In deciding whether to renew the management and sub-advisory agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 21, 2015, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to judge their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 4, 2015. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years. The Trustees also considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fees payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the level of service that GMO Singapore provided the Fund. The Trustees considered that GMO Singapore’s sub-advisory fees were paid by the Manager out of the Manager’s management fees, not directly by the Fund.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches that had been taken by the Manager and that might have been taken in calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The

164

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2015 (Unaudited)

Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee structure.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement and sub-advisory agreement, that the fees charged to the Fund under these agreements were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

165

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2015 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended August 31, 2015.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2015 through August 31, 2015.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Alpha Only Fund
Class III	$1,000.00	$976.30	$3.23	$1,000.00	$1,021.87	$3.30	0.65%
Class IV	$1,000.00	$975.90	$2.98	$1,000.00	$1,022.12	$3.05	0.60%
Benchmark-Free Allocation Fund
Class III	$1,000.00	$930.90	$4.22	$1,000.00	$1,020,76	$4.42	0.87%
Class IV	$1,000.00	$931.40	$3.98	$1,000.00	$1,021.01	$4.17	0.82%
Class M	$1,000.00	$931.50	$3.79	$1,000.00	$1,021.22	$3.96	0.78%
Benchmark-Free Fund
Class III	$1,000.00	$922.80	$2.61	$1,000.00	$1,022.42	$2.75	0.54%
Global Asset Allocation Fund
Class III	$1,000.00	$927.50	$2.42	$1,000.00	$1,022.62	$2.54	0.50%
Global Developed Equity Allocation Fund
Class III	$1,000.00	$917.20	$2.60	$1,000.00	$1,022.42	$2.75	0.54%
Global Equity Allocation Fund
Class III	$1,000.00	$903.80	$2.78	$1,000.00	$1,022.22	$2.95	0.58%
Implementation Fund
Core	$1,000.00	$919.10	$0.39	$1,000.00	$1,024.73	$0.41	0.08%
International Developed Equity Allocation Fund
Class III	$1,000.00	$912.80	$2.98	$1,000.00	$1,022.02	$3.15	0.62%
International Equity Allocation Fund
Class III	$1,000.00	$890.40	$3.28	$1,000.00	$1,021.67	$3.51	0.69%
Special Opportunities Fund
Class VI	$1,000.00	$991.80	$6.56	$1,000.00	$1,018.55	$6.65	1.31%

166

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2015 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Strategic Opportunities Allocation Fund
Class III	$1,000.00	$911.80	$2.45	$1,000.00	$1,022.57	$2.59	0.51%
Systematic Global Macro Opportunity Fund
Class III	$1,000.00	$982.8	$4.24	$1,000.00	$1,020.86	$4.32	0.85%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2015, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

167

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)(1)

Grantham, Mayo, Van Otterloo & Co. LLC’s Trading and Trade Operations teams enhanced their procedures and controls surrounding the review, processing and recording of trade claims purchased by each applicable series of the registrant.

(b)(2)	Except as described in the prior paragraph, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: November 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer

Date: November 2, 2015

By (Signature and Title):	/s/ Carly Cushman
Carly Cushman, Principal Financial Officer

Date: November 2, 2015